UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-4984

AMERICAN BEACON FUNDS

(Exact name of registrant as specified in charter)

220 East Las Colinas Boulevard, Suite 1200

Irving, Texas 75039

(Address of principal executive offices)-(Zip code)

GREGORY J. STUMM, PRESIDENT

220 East Las Colinas Boulevard, Suite 1200

Irving, Texas 75039

(Name and address of agent for service)

Registrant’s telephone number, including area code: (817) 391-6100

Date of fiscal year end: December 31, 2024

Date of reporting period: December 31, 2024

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Shareholders

American Beacon

Stephens Small Cap Growth Fund

Class A: SPWAX

Annual Shareholder Report - December 31, 2024

This annual shareholder report contains important information about American Beacon Stephens Small Cap Growth Fund for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at www.americanbeaconfunds.com/literature. You can also request this information by contacting us at 800-658-5811.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$138	1.28%

How did the Fund perform and what affected its performance?

The A Class of the Fund returned 8.69% (with sales charges) and 15.31% (without sales charges) for the twelve months ended December 31, 2024, compared to the S&P 500 Index return of 25.02% and the Russell 2000 Growth Index return of 15.15%.

• Overall market performance during the period was driven by mega-cap growth companies, while the Fund focuses its investments on small capitalization companies.

• The Fund’s performance was positive in all sectors where it invested. Holdings in the Energy and Financials sectors contributed materially to the Fund’s outperformance of the Russell 2000® Growth Index, while holdings in the Information Technology sector detracted.

Cumulative Performance from December 31, 2014 through December 31, 2024

The initial investment, based on a $10,000 investment, is adjusted to reflect the maximum applicable sales charge, if any.

	A with Sales Charge	S&P 500® Index TR	Russell 2000® Growth Index
12/2014	$9,426	$10,000	$10,000
01/2015	$9,046	$9,700	$9,772
02/2015	$9,710	$10,257	$10,475
03/2015	$9,789	$10,095	$10,663
04/2015	$9,662	$10,192	$10,349
05/2015	$9,716	$10,323	$10,730
06/2015	$9,909	$10,123	$10,874
07/2015	$9,897	$10,335	$10,918
08/2015	$9,124	$9,712	$10,091
09/2015	$8,653	$9,471	$9,453
10/2015	$9,149	$10,270	$9,990
11/2015	$9,414	$10,301	$10,356
12/2015	$8,945	$10,138	$9,862
01/2016	$8,107	$9,635	$8,793
02/2016	$7,904	$9,622	$8,731
03/2016	$8,488	$10,275	$9,400
04/2016	$8,621	$10,315	$9,494
05/2016	$8,881	$10,500	$9,750
06/2016	$9,021	$10,527	$9,705
07/2016	$9,490	$10,915	$10,339
08/2016	$9,611	$10,931	$10,449
09/2016	$9,820	$10,933	$10,600
10/2016	$9,243	$10,733	$9,941
11/2016	$9,864	$11,131	$10,830
12/2016	$9,804	$11,351	$10,978
01/2017	$10,060	$11,566	$11,156
02/2017	$10,124	$12,025	$11,430
03/2017	$10,259	$12,039	$11,565
04/2017	$10,393	$12,163	$11,778
05/2017	$10,476	$12,334	$11,671
06/2017	$10,617	$12,411	$12,073
07/2017	$10,745	$12,666	$12,176
08/2017	$10,707	$12,705	$12,161
09/2017	$11,174	$12,967	$12,823
10/2017	$11,411	$13,270	$13,022
11/2017	$11,667	$13,677	$13,396
12/2017	$11,674	$13,829	$13,411
01/2018	$12,264	$14,621	$13,934
02/2018	$12,191	$14,082	$13,538
03/2018	$12,457	$13,724	$13,720
04/2018	$12,543	$13,777	$13,733
05/2018	$13,611	$14,108	$14,598
06/2018	$13,777	$14,195	$14,712
07/2018	$14,096	$14,724	$14,965
08/2018	$15,596	$15,203	$15,897
09/2018	$15,310	$15,290	$15,525
10/2018	$13,499	$14,245	$13,560
11/2018	$13,757	$14,535	$13,772
12/2018	$12,028	$13,223	$12,163
01/2019	$13,287	$14,282	$13,568
02/2019	$14,156	$14,741	$14,444
03/2019	$13,863	$15,027	$14,248
04/2019	$14,683	$15,636	$14,682
05/2019	$13,922	$14,642	$13,593
06/2019	$14,781	$15,674	$14,640
07/2019	$15,044	$15,899	$14,783
08/2019	$14,283	$15,648	$14,145
09/2019	$13,931	$15,940	$14,029
10/2019	$13,892	$16,286	$14,428
11/2019	$14,742	$16,877	$15,278
12/2019	$14,731	$17,386	$15,628
01/2020	$14,862	$17,379	$15,456
02/2020	$13,541	$15,949	$14,340
03/2020	$11,455	$13,979	$11,601
04/2020	$13,486	$15,771	$13,329
05/2020	$15,157	$16,522	$14,589
06/2020	$15,757	$16,850	$15,149
07/2020	$16,697	$17,801	$15,670
08/2020	$17,111	$19,080	$16,589
09/2020	$16,336	$18,355	$16,234
10/2020	$16,249	$17,867	$16,357
11/2020	$18,324	$19,823	$19,241
12/2020	$20,218	$20,585	$21,040
01/2021	$20,717	$20,377	$22,054
02/2021	$21,339	$20,939	$22,782
03/2021	$20,766	$21,856	$22,066
04/2021	$21,935	$23,022	$22,547
05/2021	$21,387	$23,183	$21,903
06/2021	$22,130	$23,724	$22,930
07/2021	$22,410	$24,288	$22,095
08/2021	$23,007	$25,026	$22,496
09/2021	$22,435	$23,863	$21,634
10/2021	$23,884	$25,534	$22,647
11/2021	$22,861	$25,357	$21,541
12/2021	$23,047	$26,494	$21,636
01/2022	$19,787	$25,123	$18,736
02/2022	$19,938	$24,371	$18,818
03/2022	$20,151	$25,276	$18,904
04/2022	$18,073	$23,071	$16,585
05/2022	$17,573	$23,114	$16,272
06/2022	$16,224	$21,206	$15,264
07/2022	$17,892	$23,161	$16,973
08/2022	$17,331	$22,217	$16,814
09/2022	$15,920	$20,170	$15,301
10/2022	$17,315	$21,804	$16,754
11/2022	$17,543	$23,022	$17,026
12/2022	$16,424	$21,696	$15,933
01/2023	$17,895	$23,059	$17,518
02/2023	$17,527	$22,496	$17,329
03/2023	$17,439	$23,322	$16,901
04/2023	$17,019	$23,686	$16,705
05/2023	$16,914	$23,789	$16,708
06/2023	$18,315	$25,361	$18,093
07/2023	$18,717	$26,176	$18,939
08/2023	$18,490	$25,759	$17,953
09/2023	$17,387	$24,531	$16,769
10/2023	$16,529	$24,015	$15,476
11/2023	$18,175	$26,208	$16,885
12/2023	$19,578	$27,399	$18,906
01/2024	$19,204	$27,859	$18,300
02/2024	$20,929	$29,347	$19,787
03/2024	$21,445	$30,291	$20,340
04/2024	$20,253	$29,054	$18,774
05/2024	$21,054	$30,494	$19,779
06/2024	$20,858	$31,589	$19,746
07/2024	$21,569	$31,973	$21,363
08/2024	$22,032	$32,749	$21,126
09/2024	$22,174	$33,448	$21,407
10/2024	$21,800	$33,145	$21,123
11/2024	$23,987	$35,090	$23,713
12/2024	$22,574	$34,254	$21,772

Average Annual Total Returns (%)

HEADER	1 Year	5 Years	10 Years
Class A without Sales ChargeFootnote Reference1	15.31%	8.91%	9.13%
Class A with Maximum Sales Charge - 5.75%Footnote Reference1	8.69%	7.63%	8.48%
S&P 500® Index TR	25.02%	14.53%	13.10%
Russell 2000® Growth Index	15.15%	6.86%	8.09%
Footnote	Description
Footnote[1]	Return may differ from actual shareholder return due to accounting adjustments for financial reporting purposes.

Performance shown is historical and is not indicative of future returns.  Investment returns and principal value will vary, and shares may be worth more or less at redemption than at original purchase. Performance shown is as of date indicated, and current performance may be lower or higher than the performance data quoted. To obtain performance as of the most recent month end, please visit americanbeaconfunds.com or call 800-967-9009. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Fund's performance benefited from fee waivers. For more information, visit americanbeaconfunds.com/Performance_Disclaimers.aspx.

The S&P 500 Index TR is replacing the Russell 2000 Growth Index as broad-based securities market index to comply with a new regulatory requirement. The Russell 2000 Growth Index reflects the market sectors in which the Fund invests.

Key Fund Statistics

Total Net Assets	$364,382,179
# of Portfolio Holdings	105
Portfolio Turnover Rate	37%
Total Management Fees Paid	$2,854,258

What did the Fund invest in?

 Top Ten Holdings - % Net Assets

CyberArk Software Ltd.	2.2
BellRing Brands, Inc.	2.1
Kratos Defense & Security Solutions, Inc.	2.0
Viper Energy, Inc.	1.9
Manhattan Associates, Inc.	1.7
HealthEquity, Inc.	1.7
Leonardo DRS, Inc.	1.6
RBC Bearings, Inc.	1.6
Ryan Specialty Holdings, Inc.	1.5
Descartes Systems Group, Inc.	1.5

Excludes cash equivalents.

Asset Allocation - % Investments

Value	Value
Common Stocks	93.6
Foreign Common Stocks	4.7
Investment Companies	1.7

Sector Allocation - % Equities

Value	Value
Communication Services	1.0
Materials	1.1
Consumer Staples	3.0
Energy	6.1
Consumer Discretionary	11.3
Financials	11.5
Health Care	17.5
Industrials	22.0
Information Technology	26.5

Additional Information

For additional information about the Fund, including its prospectus, financial statements, holdings, and proxy voting information, please visit www.americanbeaconfunds.com/literature or call 1-800-658-5811.

Householding

If your financial institution mailed only one copy of this Report to an address shared by more than one account, you can request an individual copy by contacting your financial institution.

Stephens Small Cap Growth Fund

Distributed by:

Resolute Investment Distributors, Inc.

Annual Shareholder Report - December 31, 2024

Stephens SCG_A 1224

Class A: SPWAX

American Beacon

Stephens Small Cap Growth Fund

Class C: SPWCX

Annual Shareholder Report - December 31, 2024

This annual shareholder report contains important information about American Beacon Stephens Small Cap Growth Fund for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at www.americanbeaconfunds.com/literature. You can also request this information by contacting us at 800-658-5811.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$221	2.06%

How did the Fund perform and what affected its performance?

The C Class of the Fund returned 13.51% (with sales charges) and 14.51% (without sales charges) for the twelve months ended December 31, 2024, compared to the S&P 500 Index return of 25.02% and the Russell 2000 Growth Index return of 15.15%.

• Overall market performance during the period was driven by mega-cap growth companies, while the Fund focuses its investments on small capitalization companies.

• The Fund’s performance was positive in all sectors where it invested. Holdings in the Energy and Financials sectors contributed materially to the Fund’s outperformance of the Russell 2000® Growth Index, while holdings in the Information Technology sector detracted.

Cumulative Performance from December 31, 2014 through December 31, 2024

The initial investment, based on a $10,000 investment, is adjusted to reflect the maximum applicable sales charge, if any.

	C with Sales Charge	S&P 500® Index TR	Russell 2000® Growth Index
12/2014	$10,000	$10,000	$10,000
01/2015	$9,587	$9,700	$9,772
02/2015	$10,282	$10,257	$10,475
03/2015	$10,360	$10,095	$10,663
04/2015	$10,223	$10,192	$10,349
05/2015	$10,275	$10,323	$10,730
06/2015	$10,465	$10,123	$10,874
07/2015	$10,452	$10,335	$10,918
08/2015	$9,633	$9,712	$10,091
09/2015	$9,122	$9,471	$9,453
10/2015	$9,640	$10,270	$9,990
11/2015	$9,915	$10,301	$10,356
12/2015	$9,411	$10,138	$9,862
01/2016	$8,529	$9,635	$8,793
02/2016	$8,308	$9,622	$8,731
03/2016	$8,922	$10,275	$9,400
04/2016	$9,053	$10,315	$9,494
05/2016	$9,322	$10,500	$9,750
06/2016	$9,460	$10,527	$9,705
07/2016	$9,942	$10,915	$10,339
08/2016	$10,066	$10,931	$10,449
09/2016	$10,273	$10,933	$10,600
10/2016	$9,667	$10,733	$9,941
11/2016	$10,308	$11,131	$10,830
12/2016	$10,236	$11,351	$10,978
01/2017	$10,500	$11,566	$11,156
02/2017	$10,563	$12,025	$11,430
03/2017	$10,695	$12,039	$11,565
04/2017	$10,827	$12,163	$11,778
05/2017	$10,910	$12,334	$11,671
06/2017	$11,043	$12,411	$12,073
07/2017	$11,175	$12,666	$12,176
08/2017	$11,126	$12,705	$12,161
09/2017	$11,599	$12,967	$12,823
10/2017	$11,843	$13,270	$13,022
11/2017	$12,100	$13,677	$13,396
12/2017	$12,101	$13,829	$13,411
01/2018	$12,708	$14,621	$13,934
02/2018	$12,628	$14,082	$13,538
03/2018	$12,889	$13,724	$13,720
04/2018	$12,975	$13,777	$13,733
05/2018	$14,060	$14,108	$14,598
06/2018	$14,226	$14,195	$14,712
07/2018	$14,544	$14,724	$14,965
08/2018	$16,076	$15,203	$15,897
09/2018	$15,780	$15,290	$15,525
10/2018	$13,901	$14,245	$13,560
11/2018	$14,161	$14,535	$13,772
12/2018	$12,366	$13,223	$12,163
01/2019	$13,667	$14,282	$13,568
02/2019	$14,542	$14,741	$14,444
03/2019	$14,235	$15,027	$14,248
04/2019	$15,066	$15,636	$14,682
05/2019	$14,279	$14,642	$13,593
06/2019	$15,154	$15,674	$14,640
07/2019	$15,405	$15,899	$14,783
08/2019	$14,618	$15,648	$14,145
09/2019	$14,246	$15,940	$14,029
10/2019	$14,203	$16,286	$14,428
11/2019	$15,055	$16,877	$15,278
12/2019	$15,032	$17,386	$15,628
01/2020	$15,156	$17,379	$15,456
02/2020	$13,808	$15,949	$14,340
03/2020	$11,667	$13,979	$11,601
04/2020	$13,721	$15,771	$13,329
05/2020	$15,428	$16,522	$14,589
06/2020	$16,022	$16,850	$15,149
07/2020	$16,962	$17,801	$15,670
08/2020	$17,383	$19,080	$16,589
09/2020	$16,579	$18,355	$16,234
10/2020	$16,480	$17,867	$16,357
11/2020	$18,571	$19,823	$19,241
12/2020	$20,468	$20,585	$21,040
01/2021	$20,958	$20,377	$22,054
02/2021	$21,587	$20,939	$22,782
03/2021	$21,000	$21,856	$22,066
04/2021	$22,161	$23,022	$22,547
05/2021	$21,587	$23,183	$21,903
06/2021	$22,329	$23,724	$22,930
07/2021	$22,595	$24,288	$22,095
08/2021	$23,182	$25,026	$22,496
09/2021	$22,637	$23,863	$21,634
10/2021	$24,316	$25,534	$22,647
11/2021	$23,490	$25,357	$21,541
12/2021	$23,916	$26,494	$21,636
01/2022	$20,515	$25,123	$18,736
02/2022	$19,781	$24,371	$18,818
03/2022	$19,960	$25,276	$18,904
04/2022	$17,884	$23,071	$16,585
05/2022	$17,382	$23,114	$16,272
06/2022	$16,040	$21,206	$15,264
07/2022	$17,687	$23,161	$16,973
08/2022	$17,114	$22,217	$16,814
09/2022	$15,700	$20,170	$15,301
10/2022	$17,078	$21,804	$16,754
11/2022	$17,275	$23,022	$17,026
12/2022	$16,168	$21,696	$15,933
01/2023	$17,619	$23,059	$17,518
02/2023	$17,235	$22,496	$17,329
03/2023	$17,150	$23,322	$16,901
04/2023	$16,723	$23,686	$16,705
05/2023	$16,595	$23,789	$16,708
06/2023	$17,960	$25,361	$18,093
07/2023	$18,365	$26,176	$18,939
08/2023	$18,131	$25,759	$17,953
09/2023	$17,022	$24,531	$16,769
10/2023	$16,168	$24,015	$15,476
11/2023	$17,768	$26,208	$16,885
12/2023	$19,114	$27,399	$18,906
01/2024	$18,745	$27,859	$18,300
02/2024	$20,419	$29,347	$19,787
03/2024	$20,898	$30,291	$20,340
04/2024	$19,723	$29,054	$18,774
05/2024	$20,484	$30,494	$19,779
06/2024	$20,289	$31,589	$19,746
07/2024	$20,985	$31,973	$21,363
08/2024	$21,420	$32,749	$21,126
09/2024	$21,528	$33,448	$21,407
10/2024	$21,159	$33,145	$21,123
11/2024	$23,268	$35,090	$23,713
12/2024	$21,889	$34,254	$21,772

Average Annual Total Returns (%)

HEADER	1 Year	5 Years	10 Years
Class C without Deferred Sales ChargeFootnote Reference1	14.51%	7.80%	8.15%
Class C with Maximum Deferred Sales Charge -1.00%Footnote Reference1	13.51%	7.80%	8.15%
S&P 500® Index TR	25.02%	14.53%	13.10%
Russell 2000® Growth Index	15.15%	6.86%	8.09%
Footnote	Description
Footnote[1]	Return may differ from actual shareholder return due to accounting adjustments for financial reporting purposes.

Performance shown is historical and is not indicative of future returns.  Investment returns and principal value will vary, and shares may be worth more or less at redemption than at original purchase. Performance shown is as of date indicated, and current performance may be lower or higher than the performance data quoted. To obtain performance as of the most recent month end, please visit americanbeaconfunds.com or call 800-967-9009. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Fund's performance benefited from fee waivers. For more information, visit americanbeaconfunds.com/Performance_Disclaimers.aspx.

The S&P 500 Index TR is replacing the Russell 2000 Growth Index as broad-based securities market index to comply with a new regulatory requirement. The Russell 2000 Growth Index reflects the market sectors in which the Fund invests.

Key Fund Statistics

Total Net Assets	$364,382,179
# of Portfolio Holdings	105
Portfolio Turnover Rate	37%
Total Management Fees Paid	$2,854,258

What did the Fund invest in?

 Top Ten Holdings - % Net Assets

CyberArk Software Ltd.	2.2
BellRing Brands, Inc.	2.1
Kratos Defense & Security Solutions, Inc.	2.0
Viper Energy, Inc.	1.9
Manhattan Associates, Inc.	1.7
HealthEquity, Inc.	1.7
Leonardo DRS, Inc.	1.6
RBC Bearings, Inc.	1.6
Ryan Specialty Holdings, Inc.	1.5
Descartes Systems Group, Inc.	1.5

Excludes cash equivalents.

Asset Allocation - % Investments

Value	Value
Common Stocks	93.6
Foreign Common Stocks	4.7
Investment Companies	1.7

Sector Allocation - % Equities

Value	Value
Communication Services	1.0
Materials	1.1
Consumer Staples	3.0
Energy	6.1
Consumer Discretionary	11.3
Financials	11.5
Health Care	17.5
Industrials	22.0
Information Technology	26.5

Additional Information

For additional information about the Fund, including its prospectus, financial statements, holdings, and proxy voting information, please visit www.americanbeaconfunds.com/literature or call 1-800-658-5811.

Householding

If your financial institution mailed only one copy of this Report to an address shared by more than one account, you can request an individual copy by contacting your financial institution.

Stephens Small Cap Growth Fund

Distributed by:

Resolute Investment Distributors, Inc.

Annual Shareholder Report - December 31, 2024

Stephens SCG_C 1224

Class C: SPWCX

American Beacon

Stephens Small Cap Growth Fund

Class R5: STSIX

Annual Shareholder Report - December 31, 2024

This annual shareholder report contains important information about American Beacon Stephens Small Cap Growth Fund for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at www.americanbeaconfunds.com/literature. You can also request this information by contacting us at 800-658-5811.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R5	$107	0.99%

How did the Fund perform and what affected its performance?

The R5 Class of the Fund returned 15.69% for the twelve months ended December 31, 2024, compared to the S&P 500 Index return of 25.02% and the Russell 2000 Growth Index return of 15.15%.

• Overall market performance during the period was driven by mega-cap growth companies, while the Fund focuses its investments on small capitalization companies.

• The Fund’s performance was positive in all sectors where it invested. Holdings in the Energy and Financials sectors contributed materially to the Fund’s outperformance of the Russell 2000® Growth Index, while holdings in the Information Technology sector detracted.

Cumulative Performance from December 31, 2014 through December 31, 2024

The initial investment, based on a $250,000 investment, is adjusted to reflect the maximum applicable sales charge, if any.

	R5	S&P 500® Index TR	Russell 2000® Growth Index
12/2014	$250,000	$250,000	$250,000
01/2015	$239,747	$242,495	$244,293
02/2015	$257,539	$256,432	$261,873
03/2015	$259,650	$252,376	$266,574
04/2015	$256,484	$254,798	$258,733
05/2015	$257,992	$258,074	$268,239
06/2015	$263,118	$253,078	$271,844
07/2015	$263,118	$258,381	$272,955
08/2015	$242,762	$242,791	$252,270
09/2015	$230,097	$236,784	$236,337
10/2015	$243,366	$256,758	$249,743
11/2015	$250,603	$257,521	$258,895
12/2015	$238,129	$253,459	$246,546
01/2016	$216,021	$240,882	$219,833
02/2016	$210,652	$240,557	$218,279
03/2016	$226,285	$256,876	$235,000
04/2016	$229,759	$257,872	$237,344
05/2016	$236,865	$262,503	$243,738
06/2016	$240,655	$263,183	$242,617
07/2016	$253,288	$272,886	$258,481
08/2016	$256,604	$273,269	$261,229
09/2016	$262,131	$273,320	$264,989
10/2016	$246,972	$268,335	$248,522
11/2016	$263,552	$278,273	$270,757
12/2016	$262,058	$283,773	$274,450
01/2017	$268,904	$289,155	$278,906
02/2017	$270,655	$300,637	$285,745
03/2017	$274,476	$300,987	$289,130
04/2017	$277,978	$304,078	$294,455
05/2017	$280,526	$308,357	$291,777
06/2017	$284,188	$310,282	$301,819
07/2017	$287,690	$316,662	$304,388
08/2017	$286,894	$317,632	$304,033
09/2017	$299,312	$324,184	$320,587
10/2017	$305,840	$331,749	$325,554
11/2017	$312,686	$341,924	$334,901
12/2017	$313,017	$345,725	$335,287
01/2018	$328,825	$365,519	$348,357
02/2018	$327,013	$352,047	$338,439
03/2018	$334,259	$343,101	$342,996
04/2018	$336,728	$344,417	$343,332
05/2018	$365,214	$352,712	$364,948
06/2018	$369,825	$354,882	$367,804
07/2018	$378,387	$368,089	$374,127
08/2018	$418,729	$380,083	$397,419
09/2018	$411,154	$382,247	$388,118
10/2018	$362,745	$356,120	$339,008
11/2018	$369,660	$363,377	$344,310
12/2018	$323,212	$330,567	$304,078
01/2019	$357,333	$357,058	$339,194
02/2019	$380,704	$368,522	$361,099
03/2019	$372,991	$375,683	$356,212
04/2019	$395,193	$390,895	$367,059
05/2019	$374,627	$366,054	$339,827
06/2019	$397,998	$391,852	$366,001
07/2019	$405,242	$397,484	$369,578
08/2019	$384,677	$391,188	$353,630
09/2019	$375,328	$398,507	$350,727
10/2019	$374,394	$407,138	$360,708
11/2019	$397,297	$421,917	$381,938
12/2019	$397,282	$434,651	$390,691
01/2020	$400,636	$434,481	$386,389
02/2020	$365,293	$398,715	$358,492
03/2020	$309,054	$349,468	$290,030
04/2020	$363,745	$394,268	$333,227
05/2020	$409,407	$413,046	$364,717
06/2020	$425,401	$421,261	$378,732
07/2020	$450,941	$445,013	$391,747
08/2020	$462,292	$477,001	$414,729
09/2020	$441,396	$458,877	$405,842
10/2020	$439,074	$446,674	$408,926
11/2020	$495,313	$495,568	$481,033
12/2020	$546,504	$514,622	$525,996
01/2021	$560,117	$509,426	$551,356
02/2021	$577,417	$523,474	$569,561
03/2021	$562,103	$546,400	$551,639
04/2021	$593,583	$575,560	$563,667
05/2021	$579,119	$579,580	$547,569
06/2021	$599,255	$593,110	$573,250
07/2021	$606,912	$607,200	$552,371
08/2021	$623,361	$625,662	$562,410
09/2021	$607,763	$596,563	$540,846
10/2021	$647,467	$638,359	$566,172
11/2021	$619,958	$633,936	$538,520
12/2021	$624,855	$662,346	$540,906
01/2022	$536,808	$628,072	$468,409
02/2022	$541,245	$609,266	$470,453
03/2022	$546,705	$631,888	$472,604
04/2022	$490,396	$576,786	$414,619
05/2022	$477,087	$577,845	$406,789
06/2022	$440,913	$530,147	$381,607
07/2022	$486,301	$579,029	$424,333
08/2022	$470,944	$555,415	$420,345
09/2022	$432,723	$504,262	$382,530
10/2022	$470,944	$545,088	$418,840
11/2022	$477,087	$575,550	$425,661
12/2022	$446,772	$542,390	$398,337
01/2023	$486,690	$576,470	$437,961
02/2023	$477,094	$562,405	$433,216
03/2023	$474,791	$583,053	$422,527
04/2023	$463,277	$592,154	$417,618
05/2023	$460,590	$594,728	$417,693
06/2023	$498,588	$634,024	$452,326
07/2023	$510,103	$654,392	$473,473
08/2023	$503,962	$643,973	$448,827
09/2023	$474,024	$613,270	$419,222
10/2023	$450,610	$600,375	$386,891
11/2023	$495,518	$655,205	$422,113
12/2023	$533,950	$684,971	$472,661
01/2024	$523,846	$696,481	$457,503
02/2024	$571,257	$733,670	$494,663
03/2024	$585,247	$757,276	$508,497
04/2024	$552,603	$726,345	$469,343
05/2024	$574,754	$762,361	$494,477
06/2024	$569,702	$789,716	$493,653
07/2024	$589,521	$799,329	$534,064
08/2024	$602,346	$818,718	$528,151
09/2024	$605,843	$836,203	$535,170
10/2024	$596,128	$828,620	$528,069
11/2024	$655,974	$877,261	$592,819
12/2024	$617,731	$856,349	$544,289

Average Annual Total Returns (%)

HEADER	1 Year	5 Years	10 Years
Class R5Footnote Reference1	15.69%	9.23%	9.47%
S&P 500® Index TR	25.02%	14.53%	13.10%
Russell 2000® Growth Index	15.15%	6.86%	8.09%
Footnote	Description
Footnote[1]	Return may differ from actual shareholder return due to accounting adjustments for financial reporting purposes.

Performance shown is historical and is not indicative of future returns.  Investment returns and principal value will vary, and shares may be worth more or less at redemption than at original purchase. Performance shown is as of date indicated, and current performance may be lower or higher than the performance data quoted. To obtain performance as of the most recent month end, please visit americanbeaconfunds.com or call 800-967-9009. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Fund's performance benefited from fee waivers. For more information, visit americanbeaconfunds.com/Performance_Disclaimers.aspx.

The S&P 500 Index TR is replacing the Russell 2000 Growth Index as broad-based securities market index to comply with a new regulatory requirement. The Russell 2000 Growth Index reflects the market sectors in which the Fund invests.

Key Fund Statistics

Total Net Assets	$364,382,179
# of Portfolio Holdings	105
Portfolio Turnover Rate	37%
Total Management Fees Paid	$2,854,258

What did the Fund invest in?

 Top Ten Holdings - % Net Assets

CyberArk Software Ltd.	2.2
BellRing Brands, Inc.	2.1
Kratos Defense & Security Solutions, Inc.	2.0
Viper Energy, Inc.	1.9
Manhattan Associates, Inc.	1.7
HealthEquity, Inc.	1.7
Leonardo DRS, Inc.	1.6
RBC Bearings, Inc.	1.6
Ryan Specialty Holdings, Inc.	1.5
Descartes Systems Group, Inc.	1.5

Excludes cash equivalents.

Asset Allocation - % Investments

Value	Value
Common Stocks	93.6
Foreign Common Stocks	4.7
Investment Companies	1.7

Sector Allocation - % Equities

Value	Value
Communication Services	1.0
Materials	1.1
Consumer Staples	3.0
Energy	6.1
Consumer Discretionary	11.3
Financials	11.5
Health Care	17.5
Industrials	22.0
Information Technology	26.5

Additional Information

For additional information about the Fund, including its prospectus, financial statements, holdings, and proxy voting information, please visit www.americanbeaconfunds.com/literature or call 1-800-658-5811.

Householding

If your financial institution mailed only one copy of this Report to an address shared by more than one account, you can request an individual copy by contacting your financial institution.

Stephens Small Cap Growth Fund

Distributed by:

Resolute Investment Distributors, Inc.

Annual Shareholder Report - December 31, 2024

Stephens SCG_R5 1224

Class R5: STSIX

American Beacon

Stephens Small Cap Growth Fund

Class Y: SPWYX

Annual Shareholder Report - December 31, 2024

This annual shareholder report contains important information about American Beacon Stephens Small Cap Growth Fund for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at www.americanbeaconfunds.com/literature. You can also request this information by contacting us at 800-658-5811.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Y	$113	1.05%

How did the Fund perform and what affected its performance?

The Y Class of the Fund returned 15.61% for the twelve months ended December 31, 2024, compared to the S&P 500 Index return of 25.02% and the Russell 2000 Growth Index return of 15.15%.

• Overall market performance during the period was driven by mega-cap growth companies, while the Fund focuses its investments on small capitalization companies.

• The Fund’s performance was positive in all sectors where it invested. Holdings in the Energy and Financials sectors contributed materially to the Fund’s outperformance of the Russell 2000® Growth Index, while holdings in the Information Technology sector detracted.

Cumulative Performance from December 31, 2014 through December 31, 2024

The initial investment, based on a $100,000 investment, is adjusted to reflect the maximum applicable sales charge, if any.

#ERROR:A result could not be returned because the conditional could not be evaluated to a True/False value (#ERROR:Invalid Formula (#!=""), 'Multiple values from an iterator cannot be used in a formula unless they are aggregrated.')
	Y	S&P 500® Index TR	Russell 2000® Growth Index
12/2014	$100,000	$100,000	$100,000
01/2015	$95,952	$96,998	$97,717
02/2015	$102,961	$102,573	$104,749
03/2015	$103,867	$100,951	$106,630
04/2015	$102,538	$101,919	$103,493
05/2015	$103,142	$103,230	$107,295
06/2015	$105,196	$101,231	$108,738
07/2015	$105,196	$103,352	$109,182
08/2015	$96,918	$97,117	$100,908
09/2015	$91,903	$94,714	$94,535
10/2015	$97,160	$102,703	$99,897
11/2015	$100,060	$103,008	$103,558
12/2015	$95,059	$101,384	$98,618
01/2016	$86,262	$96,353	$87,933
02/2016	$84,110	$96,223	$87,311
03/2016	$90,312	$102,750	$94,000
04/2016	$91,768	$103,149	$94,938
05/2016	$94,552	$105,001	$97,495
06/2016	$96,071	$105,273	$97,047
07/2016	$101,071	$109,154	$103,392
08/2016	$102,400	$109,308	$104,491
09/2016	$104,615	$109,328	$105,996
10/2016	$98,540	$107,334	$99,409
11/2016	$105,185	$111,309	$108,303
12/2016	$104,522	$113,509	$109,780
01/2017	$107,330	$115,662	$111,562
02/2017	$108,032	$120,255	$114,298
03/2017	$109,499	$120,395	$115,652
04/2017	$110,903	$121,631	$117,782
05/2017	$111,860	$123,343	$116,711
06/2017	$113,328	$124,113	$120,728
07/2017	$114,796	$126,665	$121,755
08/2017	$114,413	$127,053	$121,613
09/2017	$119,390	$129,674	$128,235
10/2017	$121,942	$132,700	$130,222
11/2017	$124,686	$136,769	$133,960
12/2017	$124,819	$138,290	$134,115
01/2018	$131,156	$146,208	$139,343
02/2018	$130,430	$140,819	$135,376
03/2018	$133,268	$137,240	$137,199
04/2018	$134,258	$137,767	$137,333
05/2018	$145,611	$141,085	$145,979
06/2018	$147,459	$141,953	$147,121
07/2018	$150,826	$147,236	$149,651
08/2018	$166,931	$152,033	$158,968
09/2018	$163,895	$152,899	$155,247
10/2018	$144,555	$142,448	$135,603
11/2018	$147,327	$145,351	$137,724
12/2018	$128,783	$132,227	$121,631
01/2019	$142,403	$142,823	$135,678
02/2019	$151,703	$147,409	$144,440
03/2019	$148,697	$150,273	$142,485
04/2019	$157,432	$156,358	$146,824
05/2019	$149,260	$146,422	$135,931
06/2019	$158,560	$156,741	$146,400
07/2019	$161,472	$158,994	$147,831
08/2019	$153,205	$156,475	$141,452
09/2019	$149,448	$159,403	$140,291
10/2019	$149,166	$162,855	$144,283
11/2019	$158,278	$168,767	$152,775
12/2019	$158,177	$173,861	$156,276
01/2020	$159,630	$173,792	$154,556
02/2020	$145,514	$159,486	$143,397
03/2020	$122,992	$139,787	$116,012
04/2020	$144,892	$157,707	$133,291
05/2020	$162,951	$165,219	$145,887
06/2020	$169,386	$168,504	$151,493
07/2020	$179,558	$178,005	$156,699
08/2020	$184,021	$190,801	$165,891
09/2020	$175,718	$183,551	$162,337
10/2020	$174,783	$178,669	$163,570
11/2020	$197,098	$198,227	$192,413
12/2020	$217,589	$205,849	$210,398
01/2021	$222,958	$203,771	$220,542
02/2021	$229,811	$209,390	$227,824
03/2021	$223,757	$218,560	$220,656
04/2021	$236,207	$230,224	$225,467
05/2021	$230,382	$231,832	$219,027
06/2021	$238,492	$237,244	$229,300
07/2021	$241,461	$242,880	$220,948
08/2021	$247,972	$250,265	$224,964
09/2021	$241,804	$238,625	$216,338
10/2021	$257,566	$255,344	$226,469
11/2021	$246,601	$253,574	$215,408
12/2021	$248,558	$264,939	$216,363
01/2022	$213,423	$251,229	$187,364
02/2022	$215,214	$243,707	$188,181
03/2022	$217,419	$252,755	$189,042
04/2022	$195,098	$230,715	$165,848
05/2022	$189,725	$231,138	$162,716
06/2022	$175,258	$212,059	$152,643
07/2022	$193,307	$231,612	$169,733
08/2022	$187,245	$222,166	$168,138
09/2022	$172,089	$201,705	$153,012
10/2022	$187,245	$218,035	$167,536
11/2022	$189,725	$230,220	$170,264
12/2022	$177,625	$216,956	$159,335
01/2023	$193,462	$230,588	$175,184
02/2023	$189,581	$224,962	$173,287
03/2023	$188,804	$233,221	$169,011
04/2023	$184,302	$236,861	$167,047
05/2023	$183,059	$237,891	$167,077
06/2023	$198,276	$253,610	$180,930
07/2023	$202,778	$261,757	$189,389
08/2023	$200,294	$257,589	$179,531
09/2023	$188,494	$245,308	$167,689
10/2023	$179,023	$240,150	$154,756
11/2023	$196,878	$262,082	$168,845
12/2023	$212,115	$273,988	$189,064
01/2024	$208,026	$278,593	$183,001
02/2024	$226,895	$293,468	$197,865
03/2024	$232,398	$302,910	$203,399
04/2024	$219,505	$290,538	$187,737
05/2024	$228,310	$304,944	$197,791
06/2024	$226,266	$315,886	$197,461
07/2024	$234,128	$319,732	$213,626
08/2024	$239,160	$327,487	$211,260
09/2024	$240,575	$334,481	$214,068
10/2024	$236,801	$331,448	$211,228
11/2024	$260,544	$350,904	$237,127
12/2024	$245,225	$342,540	$217,716

Average Annual Total Returns (%)

HEADER	1 Year	5 Years	10 Years
Class YFootnote Reference1	15.61%	9.17%	9.38%
S&P 500® Index TR	25.02%	14.53%	13.10%
Russell 2000® Growth Index	15.15%	6.86%	8.09%
Footnote	Description
Footnote[1]	Return may differ from actual shareholder return due to accounting adjustments for financial reporting purposes.

Performance shown is historical and is not indicative of future returns.  Investment returns and principal value will vary, and shares may be worth more or less at redemption than at original purchase. Performance shown is as of date indicated, and current performance may be lower or higher than the performance data quoted. To obtain performance as of the most recent month end, please visit americanbeaconfunds.com or call 800-967-9009. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Fund's performance benefited from fee waivers. For more information, visit americanbeaconfunds.com/Performance_Disclaimers.aspx.

The S&P 500 Index TR is replacing the Russell 2000 Growth Index as broad-based securities market index to comply with a new regulatory requirement. The Russell 2000 Growth Index reflects the market sectors in which the Fund invests.

Key Fund Statistics

Total Net Assets	$364,382,179
# of Portfolio Holdings	105
Portfolio Turnover Rate	37%
Total Management Fees Paid	$2,854,258

What did the Fund invest in?

 Top Ten Holdings - % Net Assets

CyberArk Software Ltd.	2.2
BellRing Brands, Inc.	2.1
Kratos Defense & Security Solutions, Inc.	2.0
Viper Energy, Inc.	1.9
Manhattan Associates, Inc.	1.7
HealthEquity, Inc.	1.7
Leonardo DRS, Inc.	1.6
RBC Bearings, Inc.	1.6
Ryan Specialty Holdings, Inc.	1.5
Descartes Systems Group, Inc.	1.5

Excludes cash equivalents.

Asset Allocation - % Investments

Value	Value
Common Stocks	93.6
Foreign Common Stocks	4.7
Investment Companies	1.7

Sector Allocation - % Equities

Value	Value
Communication Services	1.0
Materials	1.1
Consumer Staples	3.0
Energy	6.1
Consumer Discretionary	11.3
Financials	11.5
Health Care	17.5
Industrials	22.0
Information Technology	26.5

Additional Information

For additional information about the Fund, including its prospectus, financial statements, holdings, and proxy voting information, please visit www.americanbeaconfunds.com/literature or call 1-800-658-5811.

Householding

If your financial institution mailed only one copy of this Report to an address shared by more than one account, you can request an individual copy by contacting your financial institution.

Stephens Small Cap Growth Fund

Distributed by:

Resolute Investment Distributors, Inc.

Annual Shareholder Report - December 31, 2024

Stephens SCG_Y 1224

Class Y: SPWYX

American Beacon

Stephens Small Cap Growth Fund

Investor Class: STSGX

Annual Shareholder Report - December 31, 2024

This annual shareholder report contains important information about American Beacon Stephens Small Cap Growth Fund for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at www.americanbeaconfunds.com/literature. You can also request this information by contacting us at 800-658-5811.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$137	1.27%

How did the Fund perform and what affected its performance?

The Investor Class of the Fund returned 15.40% for the twelve months ended December 31, 2024, compared to the S&P 500 Index return of 25.02% and the Russell 2000 Growth Index return of 15.15%.

• Overall market performance during the period was driven by mega-cap growth companies, while the Fund focuses its investments on small capitalization companies.

• The Fund’s performance was positive in all sectors where it invested. Holdings in the Energy and Financials sectors contributed materially to the Fund’s outperformance of the Russell 2000® Growth Index, while holdings in the Information Technology sector detracted.

Cumulative Performance from December 31, 2014 through December 31, 2024

The initial investment, based on a $10,000 investment, is adjusted to reflect the maximum applicable sales charge, if any.

	Investor	S&P 500® Index TR	Russell 2000® Growth Index
12/2014	$10,000	$10,000	$10,000
01/2015	$9,593	$9,700	$9,772
02/2015	$10,299	$10,257	$10,475
03/2015	$10,382	$10,095	$10,663
04/2015	$10,248	$10,192	$10,349
05/2015	$10,312	$10,323	$10,730
06/2015	$10,509	$10,123	$10,874
07/2015	$10,509	$10,335	$10,918
08/2015	$9,688	$9,712	$10,091
09/2015	$9,179	$9,471	$9,453
10/2015	$9,707	$10,270	$9,990
11/2015	$9,994	$10,301	$10,356
12/2015	$9,492	$10,138	$9,862
01/2016	$8,610	$9,635	$8,793
02/2016	$8,389	$9,622	$8,731
03/2016	$9,011	$10,275	$9,400
04/2016	$9,151	$10,315	$9,494
05/2016	$9,432	$10,500	$9,750
06/2016	$9,579	$10,527	$9,705
07/2016	$10,080	$10,915	$10,339
08/2016	$10,214	$10,931	$10,449
09/2016	$10,435	$10,933	$10,600
10/2016	$9,820	$10,733	$9,941
11/2016	$10,482	$11,131	$10,830
12/2016	$10,418	$11,351	$10,978
01/2017	$10,695	$11,566	$11,156
02/2017	$10,762	$12,025	$11,430
03/2017	$10,911	$12,039	$11,565
04/2017	$11,045	$12,163	$11,778
05/2017	$11,147	$12,334	$11,671
06/2017	$11,288	$12,411	$12,073
07/2017	$11,430	$12,666	$12,176
08/2017	$11,389	$12,705	$12,161
09/2017	$11,882	$12,967	$12,823
10/2017	$12,138	$13,270	$13,022
11/2017	$12,408	$13,677	$13,396
12/2017	$12,422	$13,829	$13,411
01/2018	$13,044	$14,621	$13,934
02/2018	$12,974	$14,082	$13,538
03/2018	$13,254	$13,724	$13,720
04/2018	$13,344	$13,777	$13,733
05/2018	$14,470	$14,108	$14,598
06/2018	$14,652	$14,195	$14,712
07/2018	$14,987	$14,724	$14,965
08/2018	$16,581	$15,203	$15,897
09/2018	$16,280	$15,290	$15,525
10/2018	$14,351	$14,245	$13,560
11/2018	$14,624	$14,535	$13,772
12/2018	$12,786	$13,223	$12,163
01/2019	$14,138	$14,282	$13,568
02/2019	$15,059	$14,741	$14,444
03/2019	$14,752	$15,027	$14,248
04/2019	$15,612	$15,636	$14,682
05/2019	$14,803	$14,642	$13,593
06/2019	$15,724	$15,674	$14,640
07/2019	$16,001	$15,899	$14,783
08/2019	$15,182	$15,648	$14,145
09/2019	$14,803	$15,940	$14,029
10/2019	$14,772	$16,286	$14,428
11/2019	$15,673	$16,877	$15,278
12/2019	$15,662	$17,386	$15,628
01/2020	$15,799	$17,379	$15,456
02/2020	$14,393	$15,949	$14,340
03/2020	$12,175	$13,979	$11,601
04/2020	$14,336	$15,771	$13,329
05/2020	$16,119	$16,522	$14,589
06/2020	$16,748	$16,850	$15,149
07/2020	$17,743	$17,801	$15,670
08/2020	$18,188	$19,080	$16,589
09/2020	$17,354	$18,355	$16,234
10/2020	$17,262	$17,867	$16,357
11/2020	$19,469	$19,823	$19,241
12/2020	$21,485	$20,585	$21,040
01/2021	$22,020	$20,377	$22,054
02/2021	$22,682	$20,939	$22,782
03/2021	$22,084	$21,856	$22,066
04/2021	$23,306	$23,022	$22,547
05/2021	$22,733	$23,183	$21,903
06/2021	$23,522	$23,724	$22,930
07/2021	$23,815	$24,288	$22,095
08/2021	$24,451	$25,026	$22,496
09/2021	$23,827	$23,863	$21,634
10/2021	$25,380	$25,534	$22,647
11/2021	$24,298	$25,357	$21,541
12/2021	$24,478	$26,494	$21,636
01/2022	$21,022	$25,123	$18,736
02/2022	$21,196	$24,371	$18,818
03/2022	$21,417	$25,276	$18,904
04/2022	$19,207	$23,071	$16,585
05/2022	$18,671	$23,114	$16,272
06/2022	$17,234	$21,206	$15,264
07/2022	$19,018	$23,161	$16,973
08/2022	$18,418	$22,217	$16,814
09/2022	$16,919	$20,170	$15,301
10/2022	$18,402	$21,804	$16,754
11/2022	$18,639	$23,022	$17,026
12/2022	$17,442	$21,696	$15,933
01/2023	$19,005	$23,059	$17,518
02/2023	$18,623	$22,496	$17,329
03/2023	$18,532	$23,322	$16,901
04/2023	$18,078	$23,686	$16,705
05/2023	$17,969	$23,789	$16,708
06/2023	$19,441	$25,361	$18,093
07/2023	$19,895	$26,176	$18,939
08/2023	$19,659	$25,759	$17,953
09/2023	$18,478	$24,531	$16,769
10/2023	$17,551	$24,015	$15,476
11/2023	$19,314	$26,208	$16,885
12/2023	$20,788	$27,399	$18,906
01/2024	$20,400	$27,859	$18,300
02/2024	$22,245	$29,347	$19,787
03/2024	$22,780	$30,291	$20,340
04/2024	$21,507	$29,054	$18,774
05/2024	$22,356	$30,494	$19,779
06/2024	$22,153	$31,589	$19,746
07/2024	$22,927	$31,973	$21,363
08/2024	$23,407	$32,749	$21,126
09/2024	$23,554	$33,448	$21,407
10/2024	$23,167	$33,145	$21,123
11/2024	$25,491	$35,090	$23,713
12/2024	$23,989	$34,254	$21,772

Average Annual Total Returns (%)

HEADER	1 Year	5 Years	10 Years
Investor ClassFootnote Reference1	15.40%	8.90%	9.14%
S&P 500® Index TR	25.02%	14.53%	13.10%
Russell 2000® Growth Index	15.15%	6.86%	8.09%
Footnote	Description
Footnote[1]	Return may differ from actual shareholder return due to accounting adjustments for financial reporting purposes.

Performance shown is historical and is not indicative of future returns.  Investment returns and principal value will vary, and shares may be worth more or less at redemption than at original purchase. Performance shown is as of date indicated, and current performance may be lower or higher than the performance data quoted. To obtain performance as of the most recent month end, please visit americanbeaconfunds.com or call 800-967-9009. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Fund's performance benefited from fee waivers. For more information, visit americanbeaconfunds.com/Performance_Disclaimers.aspx.

The S&P 500 Index TR is replacing the Russell 2000 Growth Index as broad-based securities market index to comply with a new regulatory requirement. The Russell 2000 Growth Index reflects the market sectors in which the Fund invests.

Key Fund Statistics

Total Net Assets	$364,382,179
# of Portfolio Holdings	105
Portfolio Turnover Rate	37%
Total Management Fees Paid	$2,854,258

What did the Fund invest in?

 Top Ten Holdings - % Net Assets

CyberArk Software Ltd.	2.2
BellRing Brands, Inc.	2.1
Kratos Defense & Security Solutions, Inc.	2.0
Viper Energy, Inc.	1.9
Manhattan Associates, Inc.	1.7
HealthEquity, Inc.	1.7
Leonardo DRS, Inc.	1.6
RBC Bearings, Inc.	1.6
Ryan Specialty Holdings, Inc.	1.5
Descartes Systems Group, Inc.	1.5

Excludes cash equivalents.

Asset Allocation - % Investments

Value	Value
Common Stocks	93.6
Foreign Common Stocks	4.7
Investment Companies	1.7

Sector Allocation - % Equities

Value	Value
Communication Services	1.0
Materials	1.1
Consumer Staples	3.0
Energy	6.1
Consumer Discretionary	11.3
Financials	11.5
Health Care	17.5
Industrials	22.0
Information Technology	26.5

Additional Information

For additional information about the Fund, including its prospectus, financial statements, holdings, and proxy voting information, please visit www.americanbeaconfunds.com/literature or call 1-800-658-5811.

Householding

If your financial institution mailed only one copy of this Report to an address shared by more than one account, you can request an individual copy by contacting your financial institution.

Stephens Small Cap Growth Fund

Distributed by:

Resolute Investment Distributors, Inc.

Annual Shareholder Report - December 31, 2024

Steph SCG_Investor 1224

Investor Class: STSGX

American Beacon

Stephens Small Cap Growth Fund

Class R6: STSRX

Annual Shareholder Report - December 31, 2024

This annual shareholder report contains important information about American Beacon Stephens Small Cap Growth Fund for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at www.americanbeaconfunds.com/literature. You can also request this information by contacting us at 800-658-5811.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$104	0.96%

How did the Fund perform and what affected its performance?

The R6 Class of the Fund returned 15.73% for the twelve months ended December 31, 2024, compared to the S&P 500 Index return of 25.02% and the Russell 2000 Growth Index return of 15.15%.

• Overall market performance during the period was driven by mega-cap growth companies, while the Fund focuses its investments on small capitalization companies.

• The Fund’s performance was positive in all sectors where it invested. Holdings in the Energy and Financials sectors contributed materially to the Fund’s outperformance of the Russell 2000® Growth Index, while holdings in the Information Technology sector detracted.

Cumulative Performance from December 31, 2014 through December 31, 2024

The initial investment, based on a $10,000 investment, is adjusted to reflect the maximum applicable sales charge, if any.

	R6	S&P 500® Index TR	Russell 2000® Growth Index
12/2014	$10,000	$10,000	$10,000
01/2015	$9,590	$9,700	$9,772
02/2015	$10,302	$10,257	$10,475
03/2015	$10,386	$10,095	$10,663
04/2015	$10,259	$10,192	$10,349
05/2015	$10,320	$10,323	$10,730
06/2015	$10,525	$10,123	$10,874
07/2015	$10,525	$10,335	$10,918
08/2015	$9,710	$9,712	$10,091
09/2015	$9,204	$9,471	$9,453
10/2015	$9,735	$10,270	$9,990
11/2015	$10,024	$10,301	$10,356
12/2015	$9,525	$10,138	$9,862
01/2016	$8,641	$9,635	$8,793
02/2016	$8,426	$9,622	$8,731
03/2016	$9,051	$10,275	$9,400
04/2016	$9,190	$10,315	$9,494
05/2016	$9,475	$10,500	$9,750
06/2016	$9,626	$10,527	$9,705
07/2016	$10,132	$10,915	$10,339
08/2016	$10,264	$10,931	$10,449
09/2016	$10,485	$10,933	$10,600
10/2016	$9,879	$10,733	$9,941
11/2016	$10,542	$11,131	$10,830
12/2016	$10,482	$11,351	$10,978
01/2017	$10,756	$11,566	$11,156
02/2017	$10,826	$12,025	$11,430
03/2017	$10,979	$12,039	$11,565
04/2017	$11,119	$12,163	$11,778
05/2017	$11,221	$12,334	$11,671
06/2017	$11,368	$12,411	$12,073
07/2017	$11,508	$12,666	$12,176
08/2017	$11,476	$12,705	$12,161
09/2017	$11,972	$12,967	$12,823
10/2017	$12,234	$13,270	$13,022
11/2017	$12,507	$13,677	$13,396
12/2017	$12,521	$13,829	$13,411
01/2018	$13,153	$14,621	$13,934
02/2018	$13,081	$14,082	$13,538
03/2018	$13,370	$13,724	$13,720
04/2018	$13,469	$13,777	$13,733
05/2018	$14,609	$14,108	$14,598
06/2018	$14,793	$14,195	$14,712
07/2018	$15,135	$14,724	$14,965
08/2018	$16,749	$15,203	$15,897
09/2018	$16,446	$15,290	$15,525
10/2018	$14,510	$14,245	$13,560
11/2018	$14,786	$14,535	$13,772
12/2018	$12,928	$13,223	$12,163
01/2019	$14,293	$14,282	$13,568
02/2019	$15,228	$14,741	$14,444
03/2019	$14,920	$15,027	$14,248
04/2019	$15,808	$15,636	$14,682
05/2019	$14,994	$14,642	$13,593
06/2019	$15,929	$15,674	$14,640
07/2019	$16,210	$15,899	$14,783
08/2019	$15,387	$15,648	$14,145
09/2019	$15,013	$15,940	$14,029
10/2019	$14,985	$16,286	$14,428
11/2019	$15,901	$16,877	$15,278
12/2019	$15,891	$17,386	$15,628
01/2020	$16,036	$17,379	$15,456
02/2020	$14,622	$15,949	$14,340
03/2020	$12,362	$13,979	$11,601
04/2020	$14,560	$15,771	$13,329
05/2020	$16,387	$16,522	$14,589
06/2020	$17,026	$16,850	$15,149
07/2020	$18,048	$17,801	$15,670
08/2020	$18,512	$19,080	$16,589
09/2020	$17,666	$18,355	$16,234
10/2020	$17,584	$17,867	$16,357
11/2020	$19,833	$19,823	$19,241
12/2020	$21,891	$20,585	$21,040
01/2021	$22,436	$20,377	$22,054
02/2021	$23,116	$20,939	$22,782
03/2021	$22,515	$21,856	$22,066
04/2021	$23,774	$23,022	$22,547
05/2021	$23,184	$23,183	$21,903
06/2021	$24,001	$23,724	$22,930
07/2021	$24,307	$24,288	$22,095
08/2021	$24,965	$25,026	$22,496
09/2021	$24,341	$23,863	$21,634
10/2021	$25,929	$25,534	$22,647
11/2021	$24,829	$25,357	$21,541
12/2021	$25,022	$26,494	$21,636
01/2022	$21,502	$25,123	$18,736
02/2022	$21,680	$24,371	$18,818
03/2022	$21,898	$25,276	$18,904
04/2022	$19,647	$23,071	$16,585
05/2022	$19,115	$23,114	$16,272
06/2022	$17,655	$21,206	$15,264
07/2022	$19,469	$23,161	$16,973
08/2022	$18,869	$22,217	$16,814
09/2022	$17,327	$20,170	$15,301
10/2022	$18,869	$21,804	$16,754
11/2022	$19,115	$23,022	$17,026
12/2022	$17,904	$21,696	$15,933
01/2023	$19,500	$23,059	$17,518
02/2023	$19,116	$22,496	$17,329
03/2023	$19,024	$23,322	$16,901
04/2023	$18,564	$23,686	$16,705
05/2023	$18,457	$23,789	$16,708
06/2023	$19,976	$25,361	$18,093
07/2023	$20,451	$26,176	$18,939
08/2023	$20,206	$25,759	$17,953
09/2023	$18,994	$24,531	$16,769
10/2023	$18,058	$24,015	$15,476
11/2023	$19,868	$26,208	$16,885
12/2023	$21,389	$27,399	$18,906
01/2024	$20,985	$27,859	$18,300
02/2024	$22,896	$29,347	$19,787
03/2024	$23,439	$30,291	$20,340
04/2024	$22,150	$29,054	$18,774
05/2024	$23,035	$30,494	$19,779
06/2024	$22,818	$31,589	$19,746
07/2024	$23,626	$31,973	$21,363
08/2024	$24,138	$32,749	$21,126
09/2024	$24,278	$33,448	$21,407
10/2024	$23,890	$33,145	$21,123
11/2024	$26,297	$35,090	$23,713
12/2024	$24,753	$34,254	$21,772

Average Annual Total Returns (%)

HEADER	1 Year	5 Years	10 Years
R6 ClassFootnote Reference1	15.73%	9.27%	9.49%
S&P 500® Index TR	25.02%	14.53%	13.10%
Russell 2000® Growth Index	15.15%	6.86%	8.09%
Footnote	Description
Footnote[1]	Return may differ from actual shareholder return due to accounting adjustments for financial reporting purposes.

Performance shown is historical and is not indicative of future returns.  Investment returns and principal value will vary, and shares may be worth more or less at redemption than at original purchase. Performance shown is as of date indicated, and current performance may be lower or higher than the performance data quoted. To obtain performance as of the most recent month end, please visit americanbeaconfunds.com or call 800-967-9009. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Fund's performance benefited from fee waivers. Performance includes historical performance of another Class of the Fund. For more information, visit americanbeaconfunds.com/Performance_Disclaimers.aspx.

The S&P 500 Index TR is replacing the Russell 2000 Growth Index as broad-based securities market index to comply with a new regulatory requirement. The Russell 2000 Growth Index reflects the market sectors in which the Fund invests.

Key Fund Statistics

Total Net Assets	$364,382,179
# of Portfolio Holdings	105
Portfolio Turnover Rate	37%
Total Management Fees Paid	$2,854,258

What did the Fund invest in?

 Top Ten Holdings - % Net Assets

CyberArk Software Ltd.	2.2
BellRing Brands, Inc.	2.1
Kratos Defense & Security Solutions, Inc.	2.0
Viper Energy, Inc.	1.9
Manhattan Associates, Inc.	1.7
HealthEquity, Inc.	1.7
Leonardo DRS, Inc.	1.6
RBC Bearings, Inc.	1.6
Ryan Specialty Holdings, Inc.	1.5
Descartes Systems Group, Inc.	1.5

Excludes cash equivalents.

Asset Allocation - % Investments

Value	Value
Common Stocks	93.6
Foreign Common Stocks	4.7
Investment Companies	1.7

Sector Allocation - % Equities

Value	Value
Communication Services	1.0
Materials	1.1
Consumer Staples	3.0
Energy	6.1
Consumer Discretionary	11.3
Financials	11.5
Health Care	17.5
Industrials	22.0
Information Technology	26.5

Additional Information

For additional information about the Fund, including its prospectus, financial statements, holdings, and proxy voting information, please visit www.americanbeaconfunds.com/literature or call 1-800-658-5811.

Householding

If your financial institution mailed only one copy of this Report to an address shared by more than one account, you can request an individual copy by contacting your financial institution.

Stephens Small Cap Growth Fund

Distributed by:

Resolute Investment Distributors, Inc.

Annual Shareholder Report - December 31, 2024

Stephens SCG_R6 1224

Class R6: STSRX

American Beacon

Stephens Mid-Cap Growth Fund

Class A: SMFAX

Annual Shareholder Report - December 31, 2024

This annual shareholder report contains important information about American Beacon Stephens Mid-Cap Growth Fund for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at www.americanbeaconfunds.com/literature. You can also request this information by contacting us at 800-658-5811.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$128	1.20%

How did the Fund perform and what affected its performance?

The A Class of the Fund returned 6.51% (with sales charges) and 13.03% (without sales charges) for the twelve months ended December 31, 2024, compared to the S&P 500 Index return of 25.02% and the Russell Midcap Growth Index return of 22.10%.

• Overall market performance during the period was driven by mega-cap growth companies, while the Fund focuses its investments on medium-capitalization companies.

• The Fund’s performance was mixed across all sectors where it invested. The Fund saw positive performance in all sectors except Consumer Staples, Real Estate and Health Care. The Fund’s holdings in the Information Technology, Consumer Discretionary, and Health Care sectors detracted materially from performance relative to the Russell Midcap® Growth Index.

Cumulative Performance from December 31, 2014 through December 31, 2024

The initial investment, based on a $10,000 investment, is adjusted to reflect the maximum applicable sales charge, if any.

	A with Sales Charge	S&P 500® Index TR	Russell Midcap® Growth Index
12/2014	$9,427	$10,000	$10,000
01/2015	$9,343	$9,700	$9,832
02/2015	$9,928	$10,257	$10,508
03/2015	$9,833	$10,095	$10,538
04/2015	$9,833	$10,192	$10,464
05/2015	$9,994	$10,323	$10,588
06/2015	$10,033	$10,123	$10,418
07/2015	$10,150	$10,335	$10,586
08/2015	$9,399	$9,712	$9,970
09/2015	$8,976	$9,471	$9,585
10/2015	$9,232	$10,270	$10,189
11/2015	$9,572	$10,301	$10,211
12/2015	$9,273	$10,138	$9,980
01/2016	$8,391	$9,635	$9,225
02/2016	$8,320	$9,622	$9,369
03/2016	$8,943	$10,275	$10,038
04/2016	$8,996	$10,315	$10,032
05/2016	$9,249	$10,500	$10,196
06/2016	$9,179	$10,527	$10,195
07/2016	$9,649	$10,915	$10,700
08/2016	$9,749	$10,931	$10,668
09/2016	$9,867	$10,933	$10,663
10/2016	$9,473	$10,733	$10,230
11/2016	$9,896	$11,131	$10,674
12/2016	$9,857	$11,351	$10,711
01/2017	$10,346	$11,566	$11,068
02/2017	$10,653	$12,025	$11,387
03/2017	$10,785	$12,039	$11,450
04/2017	$10,954	$12,163	$11,620
05/2017	$11,331	$12,334	$11,897
06/2017	$11,305	$12,411	$11,932
07/2017	$11,594	$12,666	$12,132
08/2017	$11,619	$12,705	$12,217
09/2017	$11,907	$12,967	$12,563
10/2017	$12,277	$13,270	$12,914
11/2017	$12,585	$13,677	$13,346
12/2017	$12,610	$13,829	$13,418
01/2018	$13,536	$14,621	$14,177
02/2018	$13,285	$14,082	$13,732
03/2018	$13,337	$13,724	$13,710
04/2018	$13,417	$13,777	$13,580
05/2018	$14,104	$14,108	$14,088
06/2018	$14,223	$14,195	$14,143
07/2018	$14,606	$14,724	$14,446
08/2018	$15,604	$15,203	$15,279
09/2018	$15,519	$15,290	$15,214
10/2018	$13,939	$14,245	$13,707
11/2018	$14,177	$14,535	$14,056
12/2018	$12,838	$13,223	$12,780
01/2019	$14,245	$14,282	$14,249
02/2019	$15,136	$14,741	$15,085
03/2019	$15,180	$15,027	$15,288
04/2019	$15,818	$15,636	$15,976
05/2019	$15,056	$14,642	$15,057
06/2019	$16,195	$15,674	$16,114
07/2019	$16,296	$15,899	$16,490
08/2019	$15,774	$15,648	$16,190
09/2019	$15,600	$15,940	$16,005
10/2019	$15,752	$16,286	$16,302
11/2019	$16,687	$16,877	$17,113
12/2019	$16,846	$17,386	$17,314
01/2020	$16,966	$17,379	$17,476
02/2020	$15,922	$15,949	$16,271
03/2020	$13,774	$13,979	$13,844
04/2020	$15,989	$15,771	$16,012
05/2020	$17,882	$16,522	$17,620
06/2020	$18,475	$16,850	$18,033
07/2020	$19,782	$17,801	$19,474
08/2020	$20,300	$19,080	$20,004
09/2020	$19,632	$18,355	$19,724
10/2020	$19,347	$17,867	$19,748
11/2020	$21,960	$19,823	$22,400
12/2020	$23,559	$20,585	$23,475
01/2021	$23,079	$20,377	$23,397
02/2021	$23,673	$20,939	$23,796
03/2021	$23,300	$21,856	$23,342
04/2021	$24,496	$23,022	$24,654
05/2021	$24,146	$23,183	$24,277
06/2021	$25,167	$23,724	$25,927
07/2021	$25,990	$24,288	$26,194
08/2021	$26,173	$25,026	$27,039
09/2021	$25,136	$23,863	$25,730
10/2021	$26,851	$25,534	$27,534
11/2021	$25,654	$25,357	$26,370
12/2021	$26,426	$26,494	$26,463
01/2022	$23,219	$25,123	$23,048
02/2022	$22,923	$24,371	$22,768
03/2022	$23,096	$25,276	$23,134
04/2022	$20,676	$23,071	$20,529
05/2022	$19,881	$23,114	$19,734
06/2022	$18,273	$21,206	$18,259
07/2022	$20,447	$23,161	$20,494
08/2022	$19,397	$22,217	$19,822
09/2022	$17,650	$20,170	$18,140
10/2022	$19,085	$21,804	$19,566
11/2022	$20,045	$23,022	$20,630
12/2022	$18,956	$21,696	$19,392
01/2023	$20,611	$23,059	$21,084
02/2023	$20,093	$22,496	$20,876
03/2023	$20,924	$23,322	$21,163
04/2023	$20,517	$23,686	$20,857
05/2023	$20,611	$23,789	$20,870
06/2023	$22,019	$25,361	$22,483
07/2023	$22,562	$26,176	$23,163
08/2023	$21,892	$25,759	$22,399
09/2023	$20,916	$24,531	$21,308
10/2023	$20,271	$24,015	$20,221
11/2023	$22,316	$26,208	$22,688
12/2023	$23,725	$27,399	$24,408
01/2024	$23,623	$27,859	$24,276
02/2024	$25,303	$29,347	$26,102
03/2024	$25,871	$30,291	$26,726
04/2024	$24,319	$29,054	$25,174
05/2024	$24,819	$30,494	$25,442
06/2024	$24,879	$31,589	$25,867
07/2024	$24,887	$31,973	$26,024
08/2024	$25,422	$32,749	$26,670
09/2024	$25,837	$33,448	$27,559
10/2024	$25,591	$33,145	$28,040
11/2024	$28,459	$35,090	$31,778
12/2024	$26,816	$34,254	$29,803

Average Annual Total Returns (%)

HEADER	1 Year	5 Years	10 Years
Class A without Sales ChargeFootnote Reference1	13.03%	9.74%	11.02%
Class A with Maximum Sales Charge - 5.75%Footnote Reference1	6.51%	8.45%	10.37%
S&P 500® Index TR	25.02%	14.53%	13.10%
Russell Midcap® Growth Index	22.10%	11.47%	11.54%
Footnote	Description
Footnote[1]	Return may differ from actual shareholder return due to accounting adjustments for financial reporting purposes.

Performance shown is historical and is not indicative of future returns.  Investment returns and principal value will vary, and shares may be worth more or less at redemption than at original purchase. Performance shown is as of date indicated, and current performance may be lower or higher than the performance data quoted. To obtain performance as of the most recent month end, please visit americanbeaconfunds.com or call 800-967-9009. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Fund's performance benefited from fee waivers. For more information, visit americanbeaconfunds.com/Performance_Disclaimers.aspx.

The S&P 500 Index TR is replacing the Russell Midcap Growth Index as broad-based securities market index to comply with a new regulatory requirement. The Russell Midcap Growth Index reflects the market sectors in which the Fund invests.

Key Fund Statistics

Total Net Assets	$800,155,455
# of Portfolio Holdings	93
Portfolio Turnover Rate	24%
Total Management Fees Paid	$5,993,794

What did the Fund invest in?

 Top Ten Holdings - % Net Assets

Palantir Technologies, Inc., Class A	2.7
Axon Enterprise, Inc.	2.3
Spotify Technology SA	2.1
Tradeweb Markets, Inc., Class A	2.1
Copart, Inc.	2.0
Guidewire Software, Inc.	2.0
Burlington Stores, Inc.	1.9
Marvell Technology, Inc.	1.8
Take-Two Interactive Software, Inc.	1.8
Manhattan Associates, Inc.	1.8

Excludes cash equivalents.

Asset Allocation - % Investments

Value	Value
Common Stocks	96.7
Investment Companies	2.0
Foreign Common Stocks	1.3

Sector Allocation - % Equities

Value	Value
Consumer Staples	0.2
Utilities	0.8
Real Estate	0.9
Energy	5.8
Communication Services	8.8
Financials	9.0
Consumer Discretionary	10.2
Health Care	15.1
Industrials	19.3
Information Technology	29.9

Additional Information

For additional information about the Fund, including its prospectus, financial statements, holdings, and proxy voting information, please visit www.americanbeaconfunds.com/literature or call 1-800-658-5811.

Householding

If your financial institution mailed only one copy of this Report to an address shared by more than one account, you can request an individual copy by contacting your financial institution.

Stephens Mid-Cap Growth Fund

Distributed by:

Resolute Investment Distributors, Inc.

Annual Shareholder Report - December 31, 2024

Stephens MCG_A 1224

Class A: SMFAX

American Beacon

Stephens Mid-Cap Growth Fund

Class C: SMFCX

Annual Shareholder Report - December 31, 2024

This annual shareholder report contains important information about American Beacon Stephens Mid-Cap Growth Fund for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at www.americanbeaconfunds.com/literature. You can also request this information by contacting us at 800-658-5811.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$206	1.94%

How did the Fund perform and what affected its performance?

The C Class of the Fund returned 11.20% (with sales charges) and 12.20% (without sales charges) for the twelve months ended December 31, 2024, compared to the S&P 500 Index return of 25.02% and the Russell Midcap Growth Index return of 22.10%.

• Overall market performance during the period was driven by mega-cap growth companies, while the Fund focuses its investments on medium-capitalization companies.

• The Fund’s performance was mixed across all sectors where it invested. The Fund saw positive performance in all sectors except Consumer Staples, Real Estate and Health Care. The Fund’s holdings in the Information Technology, Consumer Discretionary, and Health Care sectors detracted materially from performance relative to the Russell Midcap® Growth Index.

Cumulative Performance from December 31, 2014 through December 31, 2024

The initial investment, based on a $10,000 investment, is adjusted to reflect the maximum applicable sales charge, if any.

	C with Sales Charge	S&P 500® Index TR	Russell Midcap® Growth Index
12/2014	$10,000	$10,000	$10,000
01/2015	$9,903	$9,700	$9,832
02/2015	$10,519	$10,257	$10,508
03/2015	$10,410	$10,095	$10,538
04/2015	$10,398	$10,192	$10,464
05/2015	$10,567	$10,323	$10,588
06/2015	$10,603	$10,123	$10,418
07/2015	$10,718	$10,335	$10,586
08/2015	$9,916	$9,712	$9,970
09/2015	$9,469	$9,471	$9,585
10/2015	$9,728	$10,270	$10,189
11/2015	$10,084	$10,301	$10,211
12/2015	$9,754	$10,138	$9,980
01/2016	$8,828	$9,635	$9,225
02/2016	$8,745	$9,622	$9,369
03/2016	$9,390	$10,275	$10,038
04/2016	$9,441	$10,315	$10,032
05/2016	$9,703	$10,500	$10,196
06/2016	$9,626	$10,527	$10,195
07/2016	$10,112	$10,915	$10,700
08/2016	$10,214	$10,931	$10,668
09/2016	$10,329	$10,933	$10,663
10/2016	$9,907	$10,733	$10,230
11/2016	$10,342	$11,131	$10,674
12/2016	$10,299	$11,351	$10,711
01/2017	$10,798	$11,566	$11,068
02/2017	$11,112	$12,025	$11,387
03/2017	$11,242	$12,039	$11,450
04/2017	$11,413	$12,163	$11,620
05/2017	$11,802	$12,334	$11,897
06/2017	$11,768	$12,411	$11,932
07/2017	$12,055	$12,666	$12,132
08/2017	$12,075	$12,705	$12,217
09/2017	$12,369	$12,967	$12,563
10/2017	$12,744	$13,270	$12,914
11/2017	$13,052	$13,677	$13,346
12/2017	$13,073	$13,829	$13,418
01/2018	$14,033	$14,621	$14,177
02/2018	$13,759	$14,082	$13,732
03/2018	$13,809	$13,724	$13,710
04/2018	$13,874	$13,777	$13,580
05/2018	$14,582	$14,108	$14,088
06/2018	$14,690	$14,195	$14,143
07/2018	$15,080	$14,724	$14,446
08/2018	$16,098	$15,203	$15,279
09/2018	$16,004	$15,290	$15,214
10/2018	$14,365	$14,245	$13,707
11/2018	$14,603	$14,535	$14,056
12/2018	$13,213	$13,223	$12,780
01/2019	$14,655	$14,282	$14,249
02/2019	$15,563	$14,741	$15,085
03/2019	$15,595	$15,027	$15,288
04/2019	$16,248	$15,636	$15,976
05/2019	$15,451	$14,642	$15,057
06/2019	$16,606	$15,674	$16,114
07/2019	$16,702	$15,899	$16,490
08/2019	$16,152	$15,648	$16,190
09/2019	$15,969	$15,940	$16,005
10/2019	$16,112	$16,286	$16,302
11/2019	$17,060	$16,877	$17,113
12/2019	$17,218	$17,386	$17,314
01/2020	$17,326	$17,379	$17,476
02/2020	$16,259	$15,949	$16,271
03/2020	$14,049	$13,979	$13,844
04/2020	$16,308	$15,771	$16,012
05/2020	$18,220	$16,522	$17,620
06/2020	$18,815	$16,850	$18,033
07/2020	$20,139	$17,801	$19,474
08/2020	$20,652	$19,080	$20,004
09/2020	$19,957	$18,355	$19,724
10/2020	$19,651	$17,867	$19,748
11/2020	$22,290	$19,823	$22,400
12/2020	$23,903	$20,585	$23,475
01/2021	$23,407	$20,377	$23,397
02/2021	$23,987	$20,939	$23,796
03/2021	$23,600	$21,856	$23,342
04/2021	$24,802	$23,022	$24,654
05/2021	$24,424	$23,183	$24,277
06/2021	$25,424	$23,724	$25,927
07/2021	$26,240	$24,288	$26,194
08/2021	$26,408	$25,026	$27,039
09/2021	$25,340	$23,863	$25,730
10/2021	$27,063	$25,534	$27,534
11/2021	$25,836	$25,357	$26,370
12/2021	$26,603	$26,494	$26,463
01/2022	$23,349	$25,123	$23,048
02/2022	$23,048	$24,371	$22,768
03/2022	$23,203	$25,276	$23,134
04/2022	$20,761	$23,071	$20,529
05/2022	$19,950	$23,114	$19,734
06/2022	$18,327	$21,206	$18,259
07/2022	$20,487	$23,161	$20,494
08/2022	$19,421	$22,217	$19,822
09/2022	$17,662	$20,170	$18,140
10/2022	$19,093	$21,804	$19,566
11/2022	$20,041	$23,022	$20,630
12/2022	$18,940	$21,696	$19,392
01/2023	$20,578	$23,059	$21,084
02/2023	$20,048	$22,496	$20,876
03/2023	$20,871	$23,322	$21,163
04/2023	$20,455	$23,686	$20,857
05/2023	$20,530	$23,789	$20,870
06/2023	$21,922	$25,361	$22,483
07/2023	$22,452	$26,176	$23,163
08/2023	$21,770	$25,759	$22,399
09/2023	$20,786	$24,531	$21,308
10/2023	$20,133	$24,015	$20,221
11/2023	$22,149	$26,208	$22,688
12/2023	$23,531	$27,399	$24,408
01/2024	$23,417	$27,859	$24,276
02/2024	$25,074	$29,347	$26,102
03/2024	$25,613	$30,291	$26,726
04/2024	$24,061	$29,054	$25,174
05/2024	$24,544	$30,494	$25,442
06/2024	$24,581	$31,589	$25,867
07/2024	$24,572	$31,973	$26,024
08/2024	$25,093	$32,749	$26,670
09/2024	$25,490	$33,448	$27,559
10/2024	$25,225	$33,145	$28,040
11/2024	$28,036	$35,090	$31,778
12/2024	$26,401	$34,254	$29,803

Average Annual Total Returns (%)

HEADER	1 Year	5 Years	10 Years
Class C without Deferred Sales ChargeFootnote Reference1	12.20%	8.92%	10.20%
Class C with Maximum Deferred Sales Charge -1.00%Footnote Reference1	11.20%	8.92%	10.20%
S&P 500® Index TR	25.02%	14.53%	13.10%
Russell Midcap® Growth Index	22.10%	11.47%	11.54%
Footnote	Description
Footnote[1]	Return may differ from actual shareholder return due to accounting adjustments for financial reporting purposes.

Performance shown is historical and is not indicative of future returns.  Investment returns and principal value will vary, and shares may be worth more or less at redemption than at original purchase. Performance shown is as of date indicated, and current performance may be lower or higher than the performance data quoted. To obtain performance as of the most recent month end, please visit americanbeaconfunds.com or call 800-967-9009. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Fund's performance benefited from fee waivers. For more information, visit americanbeaconfunds.com/Performance_Disclaimers.aspx.

The S&P 500 Index TR is replacing the Russell Midcap Growth Index as broad-based securities market index to comply with a new regulatory requirement. The Russell Midcap Growth Index reflects the market sectors in which the Fund invests.

Key Fund Statistics

Total Net Assets	$800,155,455
# of Portfolio Holdings	93
Portfolio Turnover Rate	24%
Total Management Fees Paid	$5,993,794

What did the Fund invest in?

 Top Ten Holdings - % Net Assets

Palantir Technologies, Inc., Class A	2.7
Axon Enterprise, Inc.	2.3
Spotify Technology SA	2.1
Tradeweb Markets, Inc., Class A	2.1
Copart, Inc.	2.0
Guidewire Software, Inc.	2.0
Burlington Stores, Inc.	1.9
Marvell Technology, Inc.	1.8
Take-Two Interactive Software, Inc.	1.8
Manhattan Associates, Inc.	1.8

Excludes cash equivalents.

Asset Allocation - % Investments

Value	Value
Common Stocks	96.7
Investment Companies	2.0
Foreign Common Stocks	1.3

Sector Allocation - % Equities

Value	Value
Consumer Staples	0.2
Utilities	0.8
Real Estate	0.9
Energy	5.8
Communication Services	8.8
Financials	9.0
Consumer Discretionary	10.2
Health Care	15.1
Industrials	19.3
Information Technology	29.9

Additional Information

For additional information about the Fund, including its prospectus, financial statements, holdings, and proxy voting information, please visit www.americanbeaconfunds.com/literature or call 1-800-658-5811.

Householding

If your financial institution mailed only one copy of this Report to an address shared by more than one account, you can request an individual copy by contacting your financial institution.

Stephens Mid-Cap Growth Fund

Distributed by:

Resolute Investment Distributors, Inc.

Annual Shareholder Report - December 31, 2024

Stephens MCG_C 1224

Class C: SMFCX

American Beacon

Stephens Mid-Cap Growth Fund

Class R5: SFMIX

Annual Shareholder Report - December 31, 2024

This annual shareholder report contains important information about American Beacon Stephens Mid-Cap Growth Fund for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at www.americanbeaconfunds.com/literature. You can also request this information by contacting us at 800-658-5811.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R5	$95	0.89%

How did the Fund perform and what affected its performance?

The R5 Class of the Fund returned 13.41% for the twelve months ended December 31, 2024, compared to the S&P 500 Index return of 25.02% and the Russell Midcap Growth Index return of 22.10%.

• Overall market performance during the period was driven by mega-cap growth companies, while the Fund focuses its investments on medium-capitalization companies.

• The Fund’s performance was mixed across all sectors where it invested. The Fund saw positive performance in all sectors except Consumer Staples, Real Estate and Health Care. The Fund’s holdings in the Information Technology, Consumer Discretionary, and Health Care sectors detracted materially from performance relative to the Russell Midcap® Growth Index.

Cumulative Performance from December 31, 2014 through December 31, 2024

The initial investment, based on a $250,000 investment, is adjusted to reflect the maximum applicable sales charge, if any.

	R5	S&P 500® Index TR	Russell Midcap® Growth Index
12/2014	$250,000	$250,000	$250,000
01/2015	$247,921	$242,495	$245,788
02/2015	$263,514	$256,432	$262,705
03/2015	$261,045	$252,376	$263,445
04/2015	$261,045	$254,798	$261,596
05/2015	$265,463	$258,074	$264,702
06/2015	$266,632	$253,078	$260,439
07/2015	$269,880	$258,381	$264,660
08/2015	$249,870	$242,791	$249,261
09/2015	$238,825	$236,784	$239,632
10/2015	$245,712	$256,758	$254,713
11/2015	$254,808	$257,521	$255,270
12/2015	$246,791	$253,459	$249,500
01/2016	$223,612	$240,882	$230,613
02/2016	$221,703	$240,557	$234,227
03/2016	$238,337	$256,876	$250,945
04/2016	$239,837	$257,872	$250,792
05/2016	$246,655	$262,503	$254,905
06/2016	$245,019	$263,183	$254,866
07/2016	$257,563	$272,886	$267,488
08/2016	$260,426	$273,269	$266,703
09/2016	$263,562	$273,320	$266,569
10/2016	$253,063	$268,335	$255,740
11/2016	$264,516	$278,273	$266,857
12/2016	$263,615	$283,773	$267,785
01/2017	$276,731	$289,155	$276,712
02/2017	$284,946	$300,637	$284,669
03/2017	$288,693	$300,987	$286,247
04/2017	$293,306	$304,078	$290,493
05/2017	$303,539	$308,357	$297,430
06/2017	$302,962	$310,282	$298,312
07/2017	$310,745	$316,662	$303,295
08/2017	$311,610	$317,632	$305,436
09/2017	$319,393	$324,184	$314,072
10/2017	$329,338	$331,749	$322,860
11/2017	$337,698	$341,924	$333,651
12/2017	$338,435	$345,725	$335,448
01/2018	$363,611	$365,519	$354,427
02/2018	$356,827	$352,047	$343,302
03/2018	$358,485	$343,101	$342,742
04/2018	$360,596	$344,417	$339,505
05/2018	$379,289	$352,712	$352,203
06/2018	$382,455	$354,882	$353,564
07/2018	$392,856	$368,089	$361,154
08/2018	$419,841	$380,083	$381,970
09/2018	$417,730	$382,247	$380,345
10/2018	$375,369	$356,120	$342,682
11/2018	$382,002	$363,377	$351,399
12/2018	$345,892	$330,567	$319,512
01/2019	$384,016	$357,058	$356,228
02/2019	$408,292	$368,522	$377,116
03/2019	$409,433	$375,683	$382,204
04/2019	$426,866	$390,895	$399,392
05/2019	$406,500	$366,054	$376,415
06/2019	$437,130	$391,852	$402,850
07/2019	$440,063	$397,484	$412,255
08/2019	$426,051	$391,188	$404,746
09/2019	$421,652	$398,507	$400,137
10/2019	$425,888	$407,138	$407,554
11/2019	$451,305	$421,917	$427,831
12/2019	$455,843	$434,651	$432,842
01/2020	$459,198	$434,481	$436,893
02/2020	$431,180	$398,715	$406,766
03/2020	$372,962	$349,468	$346,101
04/2020	$433,193	$394,268	$400,298
05/2020	$484,532	$413,046	$440,509
06/2020	$500,638	$421,261	$450,834
07/2020	$536,374	$445,013	$486,852
08/2020	$550,635	$477,001	$500,096
09/2020	$532,516	$458,877	$493,094
10/2020	$524,966	$446,674	$493,698
11/2020	$595,934	$495,568	$560,011
12/2020	$639,539	$514,622	$586,876
01/2021	$626,805	$509,426	$584,916
02/2021	$642,934	$523,474	$594,905
03/2021	$633,087	$546,400	$583,559
04/2021	$665,854	$575,560	$616,347
05/2021	$656,516	$579,580	$606,928
06/2021	$684,019	$593,110	$648,171
07/2021	$706,429	$607,200	$654,847
08/2021	$711,692	$625,662	$675,984
09/2021	$683,510	$596,563	$643,245
10/2021	$730,368	$638,359	$688,346
11/2021	$697,941	$633,936	$659,262
12/2021	$719,205	$662,346	$661,575
01/2022	$631,963	$628,072	$576,202
02/2022	$624,213	$609,266	$569,208
03/2022	$628,899	$631,888	$578,346
04/2022	$563,287	$576,786	$513,225
05/2022	$541,837	$577,845	$493,359
06/2022	$498,036	$530,147	$456,479
07/2022	$557,339	$579,029	$512,341
08/2022	$528,859	$555,415	$495,559
09/2022	$481,453	$504,262	$453,498
10/2022	$520,928	$545,088	$489,139
11/2022	$547,065	$575,550	$515,750
12/2022	$517,550	$542,390	$484,796
01/2023	$562,748	$576,470	$527,100
02/2023	$548,855	$562,405	$521,896
03/2023	$571,639	$583,053	$529,086
04/2023	$560,896	$592,154	$521,422
05/2023	$563,674	$594,728	$521,744
06/2023	$602,203	$634,024	$562,071
07/2023	$617,207	$654,392	$579,078
08/2023	$599,054	$643,973	$559,987
09/2023	$572,380	$613,270	$532,708
10/2023	$554,968	$600,375	$505,525
11/2023	$611,095	$655,205	$567,198
12/2023	$649,809	$684,971	$610,197
01/2024	$647,216	$696,481	$606,910
02/2024	$693,525	$733,670	$652,541
03/2024	$709,085	$757,276	$668,145
04/2024	$666,851	$726,345	$629,342
05/2024	$680,744	$762,361	$636,050
06/2024	$682,411	$789,716	$646,675
07/2024	$682,781	$799,329	$650,594
08/2024	$697,785	$818,718	$666,758
09/2024	$709,455	$836,203	$688,976
10/2024	$702,787	$828,620	$701,012
11/2024	$781,697	$877,261	$794,448
12/2024	$736,928	$856,349	$745,069

Average Annual Total Returns (%)

HEADER	1 Year	5 Years	10 Years
Class R5Footnote Reference1	13.41%	10.08%	11.42%
S&P 500® Index TR	25.02%	14.53%	13.10%
Russell Midcap® Growth Index	22.10%	11.47%	11.54%
Footnote	Description
Footnote[1]	Return may differ from actual shareholder return due to accounting adjustments for financial reporting purposes.

Performance shown is historical and is not indicative of future returns.  Investment returns and principal value will vary, and shares may be worth more or less at redemption than at original purchase. Performance shown is as of date indicated, and current performance may be lower or higher than the performance data quoted. To obtain performance as of the most recent month end, please visit americanbeaconfunds.com or call 800-967-9009. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Fund's performance benefited from fee waivers. For more information, visit americanbeaconfunds.com/Performance_Disclaimers.aspx.

The S&P 500 Index TR is replacing the Russell Midcap Growth Index as broad-based securities market index to comply with a new regulatory requirement. The Russell Midcap Growth Index reflects the market sectors in which the Fund invests.

Key Fund Statistics

Total Net Assets	$800,155,455
# of Portfolio Holdings	93
Portfolio Turnover Rate	24%
Total Management Fees Paid	$5,993,794

What did the Fund invest in?

 Top Ten Holdings - % Net Assets

Palantir Technologies, Inc., Class A	2.7
Axon Enterprise, Inc.	2.3
Spotify Technology SA	2.1
Tradeweb Markets, Inc., Class A	2.1
Copart, Inc.	2.0
Guidewire Software, Inc.	2.0
Burlington Stores, Inc.	1.9
Marvell Technology, Inc.	1.8
Take-Two Interactive Software, Inc.	1.8
Manhattan Associates, Inc.	1.8

Excludes cash equivalents.

Asset Allocation - % Investments

Value	Value
Common Stocks	96.7
Investment Companies	2.0
Foreign Common Stocks	1.3

Sector Allocation - % Equities

Value	Value
Consumer Staples	0.2
Utilities	0.8
Real Estate	0.9
Energy	5.8
Communication Services	8.8
Financials	9.0
Consumer Discretionary	10.2
Health Care	15.1
Industrials	19.3
Information Technology	29.9

Additional Information

For additional information about the Fund, including its prospectus, financial statements, holdings, and proxy voting information, please visit www.americanbeaconfunds.com/literature or call 1-800-658-5811.

Householding

If your financial institution mailed only one copy of this Report to an address shared by more than one account, you can request an individual copy by contacting your financial institution.

Stephens Mid-Cap Growth Fund

Distributed by:

Resolute Investment Distributors, Inc.

Annual Shareholder Report - December 31, 2024

Stephens MCG_R5 1224

Class R5: SFMIX

American Beacon

Stephens Mid-Cap Growth Fund

Class Y: SMFYX

Annual Shareholder Report - December 31, 2024

This annual shareholder report contains important information about American Beacon Stephens Mid-Cap Growth Fund for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at www.americanbeaconfunds.com/literature. You can also request this information by contacting us at 800-658-5811.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Y	$101	0.95%

How did the Fund perform and what affected its performance?

The Y Class of the Fund returned 13.30% for the twelve months ended December 31, 2024, compared to the S&P 500 Index return of 25.02% and the Russell Midcap Growth Index return of 22.10%.

• Overall market performance during the period was driven by mega-cap growth companies, while the Fund focuses its investments on medium-capitalization companies.

• The Fund’s performance was mixed across all sectors where it invested. The Fund saw positive performance in all sectors except Consumer Staples, Real Estate and Health Care. The Fund’s holdings in the Information Technology, Consumer Discretionary, and Health Care sectors detracted materially from performance relative to the Russell Midcap® Growth Index.

Cumulative Performance from December 31, 2014 through December 31, 2024

The initial investment, based on a $100,000 investment, is adjusted to reflect the maximum applicable sales charge, if any.

#ERROR:A result could not be returned because the conditional could not be evaluated to a True/False value (#ERROR:Invalid Formula (#!=""), 'Multiple values from an iterator cannot be used in a formula unless they are aggregrated.')
	Y	S&P 500® Index TR	Russell Midcap® Growth Index
12/2014	$100,000	$100,000	$100,000
01/2015	$99,116	$96,998	$98,315
02/2015	$105,359	$102,573	$105,082
03/2015	$104,370	$100,951	$105,378
04/2015	$104,370	$101,919	$104,638
05/2015	$106,139	$103,230	$105,881
06/2015	$106,556	$101,231	$104,176
07/2015	$107,856	$103,352	$105,864
08/2015	$99,844	$97,117	$99,705
09/2015	$95,421	$94,714	$95,853
10/2015	$98,179	$102,703	$101,885
11/2015	$101,821	$103,008	$102,108
12/2015	$98,611	$101,384	$99,800
01/2016	$89,329	$96,353	$92,245
02/2016	$88,510	$96,223	$93,691
03/2016	$95,171	$102,750	$100,378
04/2016	$95,772	$103,149	$100,317
05/2016	$98,502	$105,001	$101,962
06/2016	$97,792	$105,273	$101,946
07/2016	$102,870	$109,154	$106,995
08/2016	$103,907	$109,308	$106,681
09/2016	$105,218	$109,328	$106,628
10/2016	$101,014	$107,334	$102,296
11/2016	$105,546	$111,309	$106,743
12/2016	$105,184	$113,509	$107,114
01/2017	$110,380	$115,662	$110,685
02/2017	$113,671	$120,255	$113,868
03/2017	$115,172	$120,395	$114,499
04/2017	$117,019	$121,631	$116,197
05/2017	$121,060	$123,343	$118,972
06/2017	$120,829	$124,113	$119,325
07/2017	$123,889	$126,665	$121,318
08/2017	$124,235	$127,053	$122,174
09/2017	$127,353	$129,674	$125,629
10/2017	$131,336	$132,700	$129,144
11/2017	$134,627	$136,769	$133,461
12/2017	$134,922	$138,290	$134,179
01/2018	$144,887	$146,208	$141,771
02/2018	$142,230	$140,819	$137,321
03/2018	$142,834	$137,240	$137,097
04/2018	$143,679	$137,767	$135,802
05/2018	$151,108	$141,085	$140,881
06/2018	$152,376	$141,953	$141,426
07/2018	$156,483	$147,236	$144,461
08/2018	$167,233	$152,033	$152,788
09/2018	$166,388	$152,899	$152,138
10/2018	$149,477	$142,448	$137,073
11/2018	$152,074	$145,351	$140,559
12/2018	$137,730	$132,227	$127,805
01/2019	$152,881	$142,823	$142,491
02/2019	$162,481	$147,409	$150,846
03/2019	$163,003	$150,273	$152,882
04/2019	$169,926	$156,358	$159,757
05/2019	$161,762	$146,422	$150,566
06/2019	$173,975	$156,741	$161,140
07/2019	$175,085	$158,994	$164,902
08/2019	$169,534	$156,475	$161,898
09/2019	$167,771	$159,403	$160,055
10/2019	$169,403	$162,855	$163,022
11/2019	$179,526	$168,767	$171,132
12/2019	$181,279	$173,861	$173,137
01/2020	$182,624	$173,792	$174,757
02/2020	$171,458	$159,486	$162,706
03/2020	$148,319	$139,787	$138,440
04/2020	$172,266	$157,707	$160,119
05/2020	$192,647	$165,219	$176,204
06/2020	$199,104	$168,504	$180,334
07/2020	$213,297	$178,005	$194,741
08/2020	$218,880	$190,801	$200,039
09/2020	$211,750	$183,551	$197,237
10/2020	$208,723	$178,669	$197,479
11/2020	$236,907	$198,227	$224,004
12/2020	$254,187	$205,849	$234,750
01/2021	$249,150	$203,771	$233,966
02/2021	$255,549	$209,390	$237,962
03/2021	$251,601	$218,560	$233,423
04/2021	$264,603	$230,224	$246,539
05/2021	$260,859	$231,832	$242,771
06/2021	$271,750	$237,244	$259,268
07/2021	$280,736	$242,880	$261,939
08/2021	$282,710	$250,265	$270,394
09/2021	$271,546	$238,625	$257,298
10/2021	$290,198	$255,344	$275,339
11/2021	$277,264	$253,574	$263,705
12/2021	$285,725	$264,939	$264,630
01/2022	$251,013	$251,229	$230,481
02/2022	$247,903	$243,707	$227,683
03/2022	$249,856	$252,755	$231,339
04/2022	$223,749	$230,715	$205,290
05/2022	$215,216	$231,138	$197,343
06/2022	$197,787	$212,059	$182,591
07/2022	$221,363	$231,612	$204,936
08/2022	$210,009	$222,166	$198,224
09/2022	$191,207	$201,705	$181,399
10/2022	$206,827	$218,035	$195,656
11/2022	$217,241	$230,220	$206,300
12/2022	$205,470	$216,956	$193,918
01/2023	$223,386	$230,588	$210,840
02/2023	$217,885	$224,962	$208,759
03/2023	$226,954	$233,221	$211,634
04/2023	$222,642	$236,861	$208,569
05/2023	$223,683	$237,891	$208,698
06/2023	$238,997	$253,610	$224,828
07/2023	$244,944	$261,757	$231,631
08/2023	$237,733	$257,589	$223,995
09/2023	$227,177	$245,308	$213,083
10/2023	$220,263	$240,150	$202,210
11/2023	$242,416	$262,082	$226,879
12/2023	$257,878	$273,988	$244,079
01/2024	$256,763	$278,593	$242,764
02/2024	$275,125	$293,468	$261,017
03/2024	$281,295	$302,910	$267,258
04/2024	$264,494	$290,538	$251,737
05/2024	$269,996	$304,944	$254,420
06/2024	$270,665	$315,886	$258,670
07/2024	$270,813	$319,732	$260,238
08/2024	$276,760	$327,487	$266,703
09/2024	$281,295	$334,481	$275,590
10/2024	$278,693	$331,448	$280,405
11/2024	$309,915	$350,904	$317,779
12/2024	$292,172	$342,540	$298,028

Average Annual Total Returns (%)

HEADER	1 Year	5 Years	10 Years
Class YFootnote Reference1	13.30%	10.02%	11.32%
S&P 500® Index TR	25.02%	14.53%	13.10%
Russell Midcap® Growth Index	22.10%	11.47%	11.54%
Footnote	Description
Footnote[1]	Return may differ from actual shareholder return due to accounting adjustments for financial reporting purposes.

Performance shown is historical and is not indicative of future returns.  Investment returns and principal value will vary, and shares may be worth more or less at redemption than at original purchase. Performance shown is as of date indicated, and current performance may be lower or higher than the performance data quoted. To obtain performance as of the most recent month end, please visit americanbeaconfunds.com or call 800-967-9009. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Fund's performance benefited from fee waivers. For more information, visit americanbeaconfunds.com/Performance_Disclaimers.aspx.

The S&P 500 Index TR is replacing the Russell Midcap Growth Index as broad-based securities market index to comply with a new regulatory requirement. The Russell Midcap Growth Index reflects the market sectors in which the Fund invests.

Key Fund Statistics

Total Net Assets	$800,155,455
# of Portfolio Holdings	93
Portfolio Turnover Rate	24%
Total Management Fees Paid	$5,993,794

What did the Fund invest in?

 Top Ten Holdings - % Net Assets

Palantir Technologies, Inc., Class A	2.7
Axon Enterprise, Inc.	2.3
Spotify Technology SA	2.1
Tradeweb Markets, Inc., Class A	2.1
Copart, Inc.	2.0
Guidewire Software, Inc.	2.0
Burlington Stores, Inc.	1.9
Marvell Technology, Inc.	1.8
Take-Two Interactive Software, Inc.	1.8
Manhattan Associates, Inc.	1.8

Excludes cash equivalents.

Asset Allocation - % Investments

Value	Value
Common Stocks	96.7
Investment Companies	2.0
Foreign Common Stocks	1.3

Sector Allocation - % Equities

Value	Value
Consumer Staples	0.2
Utilities	0.8
Real Estate	0.9
Energy	5.8
Communication Services	8.8
Financials	9.0
Consumer Discretionary	10.2
Health Care	15.1
Industrials	19.3
Information Technology	29.9

Additional Information

For additional information about the Fund, including its prospectus, financial statements, holdings, and proxy voting information, please visit www.americanbeaconfunds.com/literature or call 1-800-658-5811.

Householding

If your financial institution mailed only one copy of this Report to an address shared by more than one account, you can request an individual copy by contacting your financial institution.

Stephens Mid-Cap Growth Fund

Distributed by:

Resolute Investment Distributors, Inc.

Annual Shareholder Report - December 31, 2024

Stephens MCG_Y 1224

Class Y: SMFYX

American Beacon

Stephens Mid-Cap Growth Fund

Investor Class: STMGX

Annual Shareholder Report - December 31, 2024

This annual shareholder report contains important information about American Beacon Stephens Mid-Cap Growth Fund for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at www.americanbeaconfunds.com/literature. You can also request this information by contacting us at 800-658-5811.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$123	1.15%

How did the Fund perform and what affected its performance?

The Investor Class of the Fund returned 13.05% for the twelve months ended December 31, 2024, compared to the S&P 500 Index return of 25.02% and the Russell Midcap Growth Index return of 22.10%.

• Overall market performance during the period was driven by mega-cap growth companies, while the Fund focuses its investments on medium-capitalization companies.

• The Fund’s performance was mixed across all sectors where it invested. The Fund saw positive performance in all sectors except Consumer Staples, Real Estate and Health Care. The Fund’s holdings in the Information Technology, Consumer Discretionary, and Health Care sectors detracted materially from performance relative to the Russell Midcap® Growth Index.

Cumulative Performance from December 31, 2014 through December 31, 2024

The initial investment, based on a $10,000 investment, is adjusted to reflect the maximum applicable sales charge, if any.

	Investor	S&P 500® Index TR	Russell Midcap® Growth Index
12/2014	$10,000	$10,000	$10,000
01/2015	$9,912	$9,700	$9,832
02/2015	$10,536	$10,257	$10,508
03/2015	$10,436	$10,095	$10,538
04/2015	$10,430	$10,192	$10,464
05/2015	$10,607	$10,323	$10,588
06/2015	$10,648	$10,123	$10,418
07/2015	$10,772	$10,335	$10,586
08/2015	$9,971	$9,712	$9,970
09/2015	$9,529	$9,471	$9,585
10/2015	$9,800	$10,270	$10,189
11/2015	$10,159	$10,301	$10,211
12/2015	$9,837	$10,138	$9,980
01/2016	$8,909	$9,635	$9,225
02/2016	$8,828	$9,622	$9,369
03/2016	$9,488	$10,275	$10,038
04/2016	$9,550	$10,315	$10,032
05/2016	$9,818	$10,500	$10,196
06/2016	$9,743	$10,527	$10,195
07/2016	$10,248	$10,915	$10,700
08/2016	$10,354	$10,931	$10,668
09/2016	$10,478	$10,933	$10,663
10/2016	$10,055	$10,733	$10,230
11/2016	$10,509	$11,131	$10,674
12/2016	$10,468	$11,351	$10,711
01/2017	$10,986	$11,566	$11,068
02/2017	$11,311	$12,025	$11,387
03/2017	$11,450	$12,039	$11,450
04/2017	$11,636	$12,163	$11,620
05/2017	$12,035	$12,334	$11,897
06/2017	$12,008	$12,411	$11,932
07/2017	$12,313	$12,666	$12,132
08/2017	$12,340	$12,705	$12,217
09/2017	$12,645	$12,967	$12,563
10/2017	$13,043	$13,270	$12,914
11/2017	$13,369	$13,677	$13,346
12/2017	$13,396	$13,829	$13,418
01/2018	$14,389	$14,621	$14,177
02/2018	$14,124	$14,082	$13,732
03/2018	$14,180	$13,724	$13,710
04/2018	$14,263	$13,777	$13,580
05/2018	$14,998	$14,108	$14,088
06/2018	$15,117	$14,195	$14,143
07/2018	$15,530	$14,724	$14,446
08/2018	$16,586	$15,203	$15,279
09/2018	$16,502	$15,290	$15,214
10/2018	$14,823	$14,245	$13,707
11/2018	$15,082	$14,535	$14,056
12/2018	$13,652	$13,223	$12,780
01/2019	$15,147	$14,282	$14,249
02/2019	$16,098	$14,741	$15,085
03/2019	$16,137	$15,027	$15,288
04/2019	$16,827	$15,636	$15,976
05/2019	$16,014	$14,642	$15,057
06/2019	$17,218	$15,674	$16,114
07/2019	$17,325	$15,899	$16,490
08/2019	$16,773	$15,648	$16,190
09/2019	$16,589	$15,940	$16,005
10/2019	$16,750	$16,286	$16,302
11/2019	$17,747	$16,877	$17,113
12/2019	$17,922	$17,386	$17,314
01/2020	$18,050	$17,379	$17,476
02/2020	$16,937	$15,949	$16,271
03/2020	$14,649	$13,979	$13,844
04/2020	$17,009	$15,771	$16,012
05/2020	$19,019	$16,522	$17,620
06/2020	$19,646	$16,850	$18,033
07/2020	$21,045	$17,801	$19,474
08/2020	$21,593	$19,080	$20,004
09/2020	$20,886	$18,355	$19,724
10/2020	$20,584	$17,867	$19,748
11/2020	$23,356	$19,823	$22,400
12/2020	$25,055	$20,585	$23,475
01/2021	$24,548	$20,377	$23,397
02/2021	$25,184	$20,939	$23,796
03/2021	$24,790	$21,856	$23,342
04/2021	$26,071	$23,022	$24,654
05/2021	$25,692	$23,183	$24,277
06/2021	$26,764	$23,724	$25,927
07/2021	$27,642	$24,288	$26,194
08/2021	$27,836	$25,026	$27,039
09/2021	$26,732	$23,863	$25,730
10/2021	$28,561	$25,534	$27,534
11/2021	$27,288	$25,357	$26,370
12/2021	$28,112	$26,494	$26,463
01/2022	$24,696	$25,123	$23,048
02/2022	$24,392	$24,371	$22,768
03/2022	$24,574	$25,276	$23,134
04/2022	$21,999	$23,071	$20,529
05/2022	$21,158	$23,114	$19,734
06/2022	$19,441	$21,206	$18,259
07/2022	$21,747	$23,161	$20,494
08/2022	$20,637	$22,217	$19,822
09/2022	$18,773	$20,170	$18,140
10/2022	$20,308	$21,804	$19,566
11/2022	$21,322	$23,022	$20,630
12/2022	$20,163	$21,696	$19,392
01/2023	$21,920	$23,059	$21,084
02/2023	$21,364	$22,496	$20,876
03/2023	$22,252	$23,322	$21,163
04/2023	$21,822	$23,686	$20,857
05/2023	$21,920	$23,789	$20,870
06/2023	$23,427	$25,361	$22,483
07/2023	$24,001	$26,176	$23,163
08/2023	$23,293	$25,759	$22,399
09/2023	$22,252	$24,531	$21,308
10/2023	$21,571	$24,015	$20,221
11/2023	$23,741	$26,208	$22,688
12/2023	$25,248	$27,399	$24,408
01/2024	$25,131	$27,859	$24,276
02/2024	$26,925	$29,347	$26,102
03/2024	$27,526	$30,291	$26,726
04/2024	$25,876	$29,054	$25,174
05/2024	$26,414	$30,494	$25,442
06/2024	$26,468	$31,589	$25,867
07/2024	$26,486	$31,973	$26,024
08/2024	$27,060	$32,749	$26,670
09/2024	$27,499	$33,448	$27,559
10/2024	$27,239	$33,145	$28,040
11/2024	$30,289	$35,090	$31,778
12/2024	$28,542	$34,254	$29,803

Average Annual Total Returns (%)

HEADER	1 Year	5 Years	10 Years
Investor ClassFootnote Reference1	13.05%	9.75%	11.06%
S&P 500® Index TR	25.02%	14.53%	13.10%
Russell Midcap® Growth Index	22.10%	11.47%	11.54%
Footnote	Description
Footnote[1]	Return may differ from actual shareholder return due to accounting adjustments for financial reporting purposes.

Performance shown is historical and is not indicative of future returns.  Investment returns and principal value will vary, and shares may be worth more or less at redemption than at original purchase. Performance shown is as of date indicated, and current performance may be lower or higher than the performance data quoted. To obtain performance as of the most recent month end, please visit americanbeaconfunds.com or call 800-967-9009. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Fund's performance benefited from fee waivers. For more information, visit americanbeaconfunds.com/Performance_Disclaimers.aspx.

The S&P 500 Index TR is replacing the Russell Midcap Growth Index as broad-based securities market index to comply with a new regulatory requirement. The Russell Midcap Growth Index reflects the market sectors in which the Fund invests.

Key Fund Statistics

Total Net Assets	$800,155,455
# of Portfolio Holdings	93
Portfolio Turnover Rate	24%
Total Management Fees Paid	$5,993,794

What did the Fund invest in?

 Top Ten Holdings - % Net Assets

Palantir Technologies, Inc., Class A	2.7
Axon Enterprise, Inc.	2.3
Spotify Technology SA	2.1
Tradeweb Markets, Inc., Class A	2.1
Copart, Inc.	2.0
Guidewire Software, Inc.	2.0
Burlington Stores, Inc.	1.9
Marvell Technology, Inc.	1.8
Take-Two Interactive Software, Inc.	1.8
Manhattan Associates, Inc.	1.8

Excludes cash equivalents.

Asset Allocation - % Investments

Value	Value
Common Stocks	96.7
Investment Companies	2.0
Foreign Common Stocks	1.3

Sector Allocation - % Equities

Value	Value
Consumer Staples	0.2
Utilities	0.8
Real Estate	0.9
Energy	5.8
Communication Services	8.8
Financials	9.0
Consumer Discretionary	10.2
Health Care	15.1
Industrials	19.3
Information Technology	29.9

Additional Information

For additional information about the Fund, including its prospectus, financial statements, holdings, and proxy voting information, please visit www.americanbeaconfunds.com/literature or call 1-800-658-5811.

Householding

If your financial institution mailed only one copy of this Report to an address shared by more than one account, you can request an individual copy by contacting your financial institution.

Stephens Mid-Cap Growth Fund

Distributed by:

Resolute Investment Distributors, Inc.

Annual Shareholder Report - December 31, 2024

Steph MCG_Investor 1224

Investor Class: STMGX

American Beacon

Stephens Mid-Cap Growth Fund

Class R6: SFMRX

Annual Shareholder Report - December 31, 2024

This annual shareholder report contains important information about American Beacon Stephens Mid-Cap Growth Fund for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at www.americanbeaconfunds.com/literature. You can also request this information by contacting us at 800-658-5811.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$94	0.88%

How did the Fund perform and what affected its performance?

The R6 Class of the Fund returned 13.39% for the twelve months ended December 31, 2024, compared to the S&P 500 Index return of 25.02% and the Russell Midcap Growth Index return of 22.10%.

• Overall market performance during the period was driven by mega-cap growth companies, while the Fund focuses its investments on medium-capitalization companies.

• The Fund’s performance was mixed across all sectors where it invested. The Fund saw positive performance in all sectors except Consumer Staples, Real Estate and Health Care. The Fund’s holdings in the Information Technology, Consumer Discretionary, and Health Care sectors detracted materially from performance relative to the Russell Midcap® Growth Index.

Cumulative Performance from December 31, 2014 through December 31, 2024

The initial investment, based on a $10,000 investment, is adjusted to reflect the maximum applicable sales charge, if any.

	R6	S&P 500® Index TR	Russell Midcap® Growth Index
12/2014	$10,000	$10,000	$10,000
01/2015	$9,917	$9,700	$9,832
02/2015	$10,541	$10,257	$10,508
03/2015	$10,442	$10,095	$10,538
04/2015	$10,442	$10,192	$10,464
05/2015	$10,619	$10,323	$10,588
06/2015	$10,665	$10,123	$10,418
07/2015	$10,795	$10,335	$10,586
08/2015	$9,995	$9,712	$9,970
09/2015	$9,553	$9,471	$9,585
10/2015	$9,828	$10,270	$10,189
11/2015	$10,192	$10,301	$10,211
12/2015	$9,872	$10,138	$9,980
01/2016	$8,944	$9,635	$9,225
02/2016	$8,868	$9,622	$9,369
03/2016	$9,533	$10,275	$10,038
04/2016	$9,593	$10,315	$10,032
05/2016	$9,866	$10,500	$10,196
06/2016	$9,801	$10,527	$10,195
07/2016	$10,303	$10,915	$10,700
08/2016	$10,417	$10,931	$10,668
09/2016	$10,542	$10,933	$10,663
10/2016	$10,123	$10,733	$10,230
11/2016	$10,581	$11,131	$10,674
12/2016	$10,545	$11,351	$10,711
01/2017	$11,069	$11,566	$11,068
02/2017	$11,398	$12,025	$11,387
03/2017	$11,548	$12,039	$11,450
04/2017	$11,732	$12,163	$11,620
05/2017	$12,142	$12,334	$11,897
06/2017	$12,118	$12,411	$11,932
07/2017	$12,430	$12,666	$12,132
08/2017	$12,464	$12,705	$12,217
09/2017	$12,776	$12,967	$12,563
10/2017	$13,174	$13,270	$12,914
11/2017	$13,508	$13,677	$13,346
12/2017	$13,537	$13,829	$13,418
01/2018	$14,544	$14,621	$14,177
02/2018	$14,273	$14,082	$13,732
03/2018	$14,339	$13,724	$13,710
04/2018	$14,424	$13,777	$13,580
05/2018	$15,172	$14,108	$14,088
06/2018	$15,298	$14,195	$14,143
07/2018	$15,714	$14,724	$14,446
08/2018	$16,794	$15,203	$15,279
09/2018	$16,709	$15,290	$15,214
10/2018	$15,015	$14,245	$13,707
11/2018	$15,280	$14,535	$14,056
12/2018	$13,836	$13,223	$12,780
01/2019	$15,354	$14,282	$14,249
02/2019	$16,325	$14,741	$15,085
03/2019	$16,377	$15,027	$15,288
04/2019	$17,075	$15,636	$15,976
05/2019	$16,260	$14,642	$15,057
06/2019	$17,492	$15,674	$16,114
07/2019	$17,603	$15,899	$16,490
08/2019	$17,049	$15,648	$16,190
09/2019	$16,866	$15,940	$16,005
10/2019	$17,036	$16,286	$16,302
11/2019	$18,059	$16,877	$17,113
12/2019	$18,240	$17,386	$17,314
01/2020	$18,375	$17,379	$17,476
02/2020	$17,254	$15,949	$16,271
03/2020	$14,925	$13,979	$13,844
04/2020	$17,334	$15,771	$16,012
05/2020	$19,395	$16,522	$17,620
06/2020	$20,039	$16,850	$18,033
07/2020	$21,468	$17,801	$19,474
08/2020	$22,039	$19,080	$20,004
09/2020	$21,321	$18,355	$19,724
10/2020	$21,012	$17,867	$19,748
11/2020	$23,857	$19,823	$22,400
12/2020	$25,602	$20,585	$23,475
01/2021	$25,092	$20,377	$23,397
02/2021	$25,744	$20,939	$23,796
03/2021	$25,350	$21,856	$23,342
04/2021	$26,661	$23,022	$24,654
05/2021	$26,281	$23,183	$24,277
06/2021	$27,381	$23,724	$25,927
07/2021	$28,284	$24,288	$26,194
08/2021	$28,495	$25,026	$27,039
09/2021	$27,367	$23,863	$25,730
10/2021	$29,248	$25,534	$27,534
11/2021	$27,951	$25,357	$26,370
12/2021	$28,795	$26,494	$26,463
01/2022	$25,306	$25,123	$23,048
02/2022	$24,996	$24,371	$22,768
03/2022	$25,183	$25,276	$23,134
04/2022	$22,559	$23,071	$20,529
05/2022	$21,694	$23,114	$19,734
06/2022	$19,942	$21,206	$18,259
07/2022	$22,314	$23,161	$20,494
08/2022	$21,182	$22,217	$19,822
09/2022	$19,278	$20,170	$18,140
10/2022	$20,857	$21,804	$19,566
11/2022	$21,910	$23,022	$20,630
12/2022	$20,722	$21,696	$19,392
01/2023	$22,537	$23,059	$21,084
02/2023	$21,974	$22,496	$20,876
03/2023	$22,893	$23,322	$21,163
04/2023	$22,456	$23,686	$20,857
05/2023	$22,567	$23,789	$20,870
06/2023	$24,115	$25,361	$22,483
07/2023	$24,708	$26,176	$23,163
08/2023	$23,982	$25,759	$22,399
09/2023	$22,923	$24,531	$21,308
10/2023	$22,226	$24,015	$20,221
11/2023	$24,464	$26,208	$22,688
12/2023	$26,019	$27,399	$24,408
01/2024	$25,916	$27,859	$24,276
02/2024	$27,768	$29,347	$26,102
03/2024	$28,398	$30,291	$26,726
04/2024	$26,701	$29,054	$25,174
05/2024	$27,257	$30,494	$25,442
06/2024	$27,323	$31,589	$25,867
07/2024	$27,346	$31,973	$26,024
08/2024	$27,938	$32,749	$26,670
09/2024	$28,405	$33,448	$27,559
10/2024	$28,138	$33,145	$28,040
11/2024	$31,302	$35,090	$31,778
12/2024	$29,504	$34,254	$29,803

Average Annual Total Returns (%)

HEADER	1 Year	5 Years	10 Years
R6 ClassFootnote Reference1	13.39%	10.10%	11.43%
S&P 500® Index TR	25.02%	14.53%	13.10%
Russell Midcap® Growth Index	22.10%	11.47%	11.54%
Footnote	Description
Footnote[1]	Return may differ from actual shareholder return due to accounting adjustments for financial reporting purposes.

Performance shown is historical and is not indicative of future returns.  Investment returns and principal value will vary, and shares may be worth more or less at redemption than at original purchase. Performance shown is as of date indicated, and current performance may be lower or higher than the performance data quoted. To obtain performance as of the most recent month end, please visit americanbeaconfunds.com or call 800-967-9009. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Fund's performance benefited from fee waivers. Performance includes historical performance of another Class of the Fund. For more information, visit americanbeaconfunds.com/Performance_Disclaimers.aspx.

The S&P 500 Index TR is replacing the Russell Midcap Growth Index as broad-based securities market index to comply with a new regulatory requirement. The Russell Midcap Growth Index reflects the market sectors in which the Fund invests.

Key Fund Statistics

Total Net Assets	$800,155,455
# of Portfolio Holdings	93
Portfolio Turnover Rate	24%
Total Management Fees Paid	$5,993,794

What did the Fund invest in?

 Top Ten Holdings - % Net Assets

Palantir Technologies, Inc., Class A	2.7
Axon Enterprise, Inc.	2.3
Spotify Technology SA	2.1
Tradeweb Markets, Inc., Class A	2.1
Copart, Inc.	2.0
Guidewire Software, Inc.	2.0
Burlington Stores, Inc.	1.9
Marvell Technology, Inc.	1.8
Take-Two Interactive Software, Inc.	1.8
Manhattan Associates, Inc.	1.8

Excludes cash equivalents.

Asset Allocation - % Investments

Value	Value
Common Stocks	96.7
Investment Companies	2.0
Foreign Common Stocks	1.3

Sector Allocation - % Equities

Value	Value
Consumer Staples	0.2
Utilities	0.8
Real Estate	0.9
Energy	5.8
Communication Services	8.8
Financials	9.0
Consumer Discretionary	10.2
Health Care	15.1
Industrials	19.3
Information Technology	29.9

Additional Information

For additional information about the Fund, including its prospectus, financial statements, holdings, and proxy voting information, please visit www.americanbeaconfunds.com/literature or call 1-800-658-5811.

Householding

If your financial institution mailed only one copy of this Report to an address shared by more than one account, you can request an individual copy by contacting your financial institution.

Stephens Mid-Cap Growth Fund

Distributed by:

Resolute Investment Distributors, Inc.

Annual Shareholder Report - December 31, 2024

Stephens MCG_R6 1224

Class R6: SFMRX

American Beacon

Man Large Cap Value Fund

Class A: BWLAX

Annual Shareholder Report - December 31, 2024

This annual shareholder report contains important information about Man Large Cap Value Fund for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at www.americanbeaconfunds.com/literature. You can also request this information by contacting us at 800-658-5811. This report describes material changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$129	1.20%

How did the Fund perform and what affected its performance?

The A Class of the Fund returned 9.14% (with sales charges) and 15.80% (without sales charges) for the twelve months ended December 31, 2024, compared to the S&P 500 Index return of 25.02% and the Russell 1000 Value Index return of 14.37%.

• Broad market performance was driven significantly by a small number of mega-cap growth companies while the Fund focuses its investments on large-capitalization value companies.

• The Fund generated positive performance in all sectors where it invested, except for Materials and Real Estate. The Fund’s holdings in the Financials sector contributed significantly to positive performance.

Cumulative Performance from December 31, 2014 through December 31, 2024

The initial investment, based on a $10,000 investment, is adjusted to reflect the maximum applicable sales charge, if any.

	A with Sales Charge	S&P 500® Index TR	Russell 1000® Value Index
12/2014	$9,426	$10,000	$10,000
01/2015	$9,143	$9,700	$9,600
02/2015	$9,661	$10,257	$10,065
03/2015	$9,590	$10,095	$9,928
04/2015	$9,550	$10,192	$10,021
05/2015	$9,781	$10,323	$10,141
06/2015	$9,606	$10,123	$9,939
07/2015	$9,645	$10,335	$9,982
08/2015	$9,100	$9,712	$9,388
09/2015	$8,761	$9,471	$9,104
10/2015	$9,406	$10,270	$9,791
11/2015	$9,494	$10,301	$9,829
12/2015	$9,279	$10,138	$9,617
01/2016	$8,748	$9,635	$9,120
02/2016	$8,909	$9,622	$9,118
03/2016	$9,477	$10,275	$9,775
04/2016	$9,555	$10,315	$9,980
05/2016	$9,646	$10,500	$10,135
06/2016	$9,712	$10,527	$10,223
07/2016	$10,008	$10,915	$10,520
08/2016	$10,045	$10,931	$10,601
09/2016	$10,082	$10,933	$10,579
10/2016	$10,004	$10,733	$10,415
11/2016	$10,618	$11,131	$11,010
12/2016	$10,745	$11,351	$11,285
01/2017	$10,819	$11,566	$11,365
02/2017	$11,115	$12,025	$11,774
03/2017	$10,990	$12,039	$11,654
04/2017	$10,998	$12,163	$11,632
05/2017	$10,978	$12,334	$11,621
06/2017	$11,132	$12,411	$11,811
07/2017	$11,327	$12,666	$11,967
08/2017	$11,202	$12,705	$11,828
09/2017	$11,531	$12,967	$12,178
10/2017	$11,752	$13,270	$12,267
11/2017	$12,172	$13,677	$12,642
12/2017	$12,402	$13,829	$12,827
01/2018	$12,967	$14,621	$13,323
02/2018	$12,375	$14,082	$12,687
03/2018	$12,235	$13,724	$12,464
04/2018	$12,218	$13,777	$12,505
05/2018	$12,441	$14,108	$12,579
06/2018	$12,292	$14,195	$12,610
07/2018	$12,787	$14,724	$13,109
08/2018	$12,862	$15,203	$13,303
09/2018	$12,796	$15,290	$13,329
10/2018	$11,872	$14,245	$12,639
11/2018	$12,016	$14,535	$13,016
12/2018	$10,719	$13,223	$11,767
01/2019	$11,690	$14,282	$12,682
02/2019	$11,968	$14,741	$13,088
03/2019	$11,891	$15,027	$13,171
04/2019	$12,446	$15,636	$13,638
05/2019	$11,518	$14,642	$12,761
06/2019	$12,403	$15,674	$13,677
07/2019	$12,614	$15,899	$13,791
08/2019	$12,059	$15,648	$13,385
09/2019	$12,465	$15,940	$13,863
10/2019	$12,609	$16,286	$14,056
11/2019	$13,082	$16,877	$14,491
12/2019	$13,367	$17,386	$14,890
01/2020	$12,895	$17,379	$14,569
02/2020	$11,500	$15,949	$13,158
03/2020	$9,121	$13,979	$10,910
04/2020	$10,373	$15,771	$12,136
05/2020	$10,676	$16,522	$12,552
06/2020	$10,690	$16,850	$12,469
07/2020	$11,053	$17,801	$12,962
08/2020	$11,395	$19,080	$13,497
09/2020	$11,063	$18,355	$13,166
10/2020	$10,810	$17,867	$12,993
11/2020	$12,423	$19,823	$14,741
12/2020	$12,915	$20,585	$15,306
01/2021	$13,014	$20,377	$15,166
02/2021	$13,631	$20,939	$16,082
03/2021	$14,414	$21,856	$17,028
04/2021	$14,877	$23,022	$17,709
05/2021	$15,191	$23,183	$18,123
06/2021	$15,169	$23,724	$17,915
07/2021	$15,136	$24,288	$18,059
08/2021	$15,555	$25,026	$18,417
09/2021	$14,833	$23,863	$17,776
10/2021	$15,549	$25,534	$18,678
11/2021	$15,004	$25,357	$18,020
12/2021	$15,822	$26,494	$19,157
01/2022	$15,466	$25,123	$18,711
02/2022	$15,260	$24,371	$18,493
03/2022	$15,472	$25,276	$19,015
04/2022	$14,692	$23,071	$17,943
05/2022	$15,121	$23,114	$18,292
06/2022	$13,792	$21,206	$16,694
07/2022	$14,674	$23,161	$17,801
08/2022	$14,227	$22,217	$17,270
09/2022	$13,054	$20,170	$15,756
10/2022	$14,559	$21,804	$17,371
11/2022	$15,375	$23,022	$18,457
12/2022	$14,557	$21,696	$17,713
01/2023	$15,797	$23,059	$18,631
02/2023	$15,107	$22,496	$17,974
03/2023	$14,696	$23,322	$17,891
04/2023	$14,658	$23,686	$18,161
05/2023	$14,089	$23,789	$17,460
06/2023	$15,126	$25,361	$18,620
07/2023	$15,771	$26,176	$19,275
08/2023	$15,316	$25,759	$18,754
09/2023	$14,766	$24,531	$18,031
10/2023	$14,172	$24,015	$17,395
11/2023	$15,196	$26,208	$18,707
12/2023	$16,132	$27,399	$19,743
01/2024	$16,372	$27,859	$19,764
02/2024	$17,044	$29,347	$20,493
03/2024	$18,147	$30,291	$21,517
04/2024	$17,192	$29,054	$20,598
05/2024	$17,567	$30,494	$21,251
06/2024	$17,390	$31,589	$21,051
07/2024	$18,366	$31,973	$22,127
08/2024	$18,713	$32,749	$22,721
09/2024	$18,869	$33,448	$23,036
10/2024	$18,706	$33,145	$22,783
11/2024	$20,043	$35,090	$24,238
12/2024	$18,680	$34,254	$22,580

Average Annual Total Returns (%)

HEADER	1 Year	5 Years	10 Years
Class A without Sales ChargeFootnote Reference1	15.80%	6.92%	7.08%
Class A with Maximum Sales Charge - 5.75%Footnote Reference1	9.14%	5.67%	6.45%
S&P 500® Index TR	25.02%	14.53%	13.10%
Russell 1000® Value Index	14.37%	8.68%	8.49%
Footnote	Description
Footnote[1]	Return may differ from actual shareholder return due to accounting adjustments for financial reporting purposes.

Performance shown is historical and is not indicative of future returns.  Investment returns and principal value will vary, and shares may be worth more or less at redemption than at original purchase. Performance shown is as of date indicated, and current performance may be lower or higher than the performance data quoted. To obtain performance as of the most recent month end, please visit americanbeaconfunds.com or call 800-967-9009. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Fund's performance benefited from fee waivers. For more information, visit americanbeaconfunds.com/Performance_Disclaimers.aspx.

The S&P 500 Index TR is replacing the Russell 1000 Value Index as the broad-based securities market index to comply with a new regulatory requirement. The Russell 1000 Value Index reflects the market sectors in which the Fund invests.

Key Fund Statistics

Total Net Assets	$239,711,367
# of Portfolio Holdings	104
Portfolio Turnover Rate	64%
Total Management Fees Paid	$1,736,726

What did the Fund invest in?

 Top Ten Holdings - % Net Assets

Synchrony Financial	3.5
JPMorgan Chase & Co.	2.9
Salesforce, Inc.	2.9
RTX Corp.	2.8
Cisco Systems, Inc.	2.7
Capital One Financial Corp.	2.2
MetLife, Inc.	2.1
eBay, Inc.	2.1
Builders FirstSource, Inc.	2.0
Johnson & Johnson	1.9

Excludes cash equivalents.

Asset Allocation - % Investments

Value	Value
Common Stocks	97.3
Investment Companies	2.3
Foreign Common Stocks	0.4

The Fund may purchase and sell futures contracts to gain market exposure on cash balances.

Sector Allocation - % Equities

Value	Value
Utilities	0.7
Communication Services	2.4
Materials	4.0
Energy	4.3
Consumer Staples	4.4
Consumer Discretionary	4.6
Industrials	12.2
Information Technology	15.8
Health Care	24.2
Financials	27.4

Material Fund Changes

This is a summary of certain changes to the Fund since December 31, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2025  at www.americanbeaconfunds.com/literature or upon request at 800-658-5811.

The Board of the Trust, at the recommendation of the Manager, approved; (i) the termination of the investment advisory agreement among the Manager, Bridgeway Capital Management, LLC and the Trust, on behalf of the American Beacon Man Large Cap Value Fund (formerly known as American Beacon Bridgeway Large Cap Value Fund), effective April 30, 2024, and (ii) a new investment advisory agreement among the Manager, Numeric Investors LLC, and the Trust on behalf of the Funds, effective May 1, 2024.

Additional Information

For additional information about the Fund, including its prospectus, financial statements, holdings, and proxy voting information, please visit www.americanbeaconfunds.com/literature or call 1-800-658-5811.

Householding

If your financial institution mailed only one copy of this Report to an address shared by more than one account, you can request an individual copy by contacting your financial institution.

Man Large Cap Value Fund

Distributed by:

Resolute Investment Distributors, Inc.

Annual Shareholder Report - December 31, 2024

Man LCV_A 1224

Class A: BWLAX

American Beacon

Man Large Cap Value Fund

Class C: BWLCX

Annual Shareholder Report - December 31, 2024

This annual shareholder report contains important information about Man Large Cap Value Fund for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at www.americanbeaconfunds.com/literature. You can also request this information by contacting us at 800-658-5811. This report describes material changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$207	1.93%

How did the Fund perform and what affected its performance?

The C Class of the Fund returned 13.96% (with sales charges) and 14.96% (without sales charges) for the twelve months ended December 31, 2024, compared to the S&P 500 Index return of 25.02% and the Russell 1000 Value Index return of 14.37%.

• Broad market performance was driven significantly by a small number of mega-cap growth companies while the Fund focuses its investments on large-capitalization value companies.

• The Fund generated positive performance in all sectors where it invested, except for Materials and Real Estate. The Fund’s holdings in the Financials sector contributed significantly to positive performance.

Cumulative Performance from December 31, 2014 through December 31, 2024

The initial investment, based on a $10,000 investment, is adjusted to reflect the maximum applicable sales charge, if any.

	C with Sales Charge	S&P 500® Index TR	Russell 1000® Value Index
12/2014	$10,000	$10,000	$10,000
01/2015	$9,695	$9,700	$9,600
02/2015	$10,236	$10,257	$10,065
03/2015	$10,155	$10,095	$9,928
04/2015	$10,107	$10,192	$10,021
05/2015	$10,344	$10,323	$10,141
06/2015	$10,155	$10,123	$9,939
07/2015	$10,193	$10,335	$9,982
08/2015	$9,605	$9,712	$9,388
09/2015	$9,244	$9,471	$9,104
10/2015	$9,918	$10,270	$9,791
11/2015	$10,004	$10,301	$9,829
12/2015	$9,773	$10,138	$9,617
01/2016	$9,211	$9,635	$9,120
02/2016	$9,370	$9,622	$9,118
03/2016	$9,963	$10,275	$9,775
04/2016	$10,039	$10,315	$9,980
05/2016	$10,127	$10,500	$10,135
06/2016	$10,189	$10,527	$10,223
07/2016	$10,494	$10,915	$10,520
08/2016	$10,525	$10,931	$10,601
09/2016	$10,556	$10,933	$10,579
10/2016	$10,472	$10,733	$10,415
11/2016	$11,105	$11,131	$11,010
12/2016	$11,230	$11,351	$11,285
01/2017	$11,301	$11,566	$11,365
02/2017	$11,604	$12,025	$11,774
03/2017	$11,466	$12,039	$11,654
04/2017	$11,470	$12,163	$11,632
05/2017	$11,439	$12,334	$11,621
06/2017	$11,590	$12,411	$11,811
07/2017	$11,790	$12,666	$11,967
08/2017	$11,652	$12,705	$11,828
09/2017	$11,986	$12,967	$12,178
10/2017	$12,212	$13,270	$12,267
11/2017	$12,639	$13,677	$12,642
12/2017	$12,868	$13,829	$12,827
01/2018	$13,445	$14,621	$13,323
02/2018	$12,826	$14,082	$12,687
03/2018	$12,667	$13,724	$12,464
04/2018	$12,649	$13,777	$12,505
05/2018	$12,868	$14,108	$12,579
06/2018	$12,705	$14,195	$12,610
07/2018	$13,212	$14,724	$13,109
08/2018	$13,278	$15,203	$13,303
09/2018	$13,203	$15,290	$13,329
10/2018	$12,239	$14,245	$12,639
11/2018	$12,378	$14,535	$13,016
12/2018	$11,041	$13,223	$11,767
01/2019	$12,031	$14,282	$12,682
02/2019	$12,314	$14,741	$13,088
03/2019	$12,228	$15,027	$13,171
04/2019	$12,789	$15,636	$13,638
05/2019	$11,829	$14,642	$12,761
06/2019	$12,728	$15,674	$13,677
07/2019	$12,940	$15,899	$13,791
08/2019	$12,359	$15,648	$13,385
09/2019	$12,768	$15,940	$13,863
10/2019	$12,905	$16,286	$14,056
11/2019	$13,385	$16,877	$14,491
12/2019	$13,667	$17,386	$14,890
01/2020	$13,173	$17,379	$14,569
02/2020	$11,741	$15,949	$13,158
03/2020	$9,309	$13,979	$10,910
04/2020	$10,580	$15,771	$12,136
05/2020	$10,882	$16,522	$12,552
06/2020	$10,887	$16,850	$12,469
07/2020	$11,252	$17,801	$12,962
08/2020	$11,595	$19,080	$13,497
09/2020	$11,252	$18,355	$13,166
10/2020	$10,986	$17,867	$12,993
11/2020	$12,621	$19,823	$14,741
12/2020	$13,110	$20,585	$15,306
01/2021	$13,203	$20,377	$15,166
02/2021	$13,823	$20,939	$16,082
03/2021	$14,601	$21,856	$17,028
04/2021	$15,059	$23,022	$17,709
05/2021	$15,372	$23,183	$18,123
06/2021	$15,338	$23,724	$17,915
07/2021	$15,291	$24,288	$18,059
08/2021	$15,709	$25,026	$18,417
09/2021	$14,966	$23,863	$17,776
10/2021	$15,680	$25,534	$18,678
11/2021	$15,123	$25,357	$18,020
12/2021	$15,939	$26,494	$19,157
01/2022	$15,572	$25,123	$18,711
02/2022	$15,356	$24,371	$18,493
03/2022	$15,559	$25,276	$19,015
04/2022	$14,761	$23,071	$17,943
05/2022	$15,185	$23,114	$18,292
06/2022	$13,843	$21,206	$16,694
07/2022	$14,717	$23,161	$17,801
08/2022	$14,254	$22,217	$17,270
09/2022	$13,070	$20,170	$15,756
10/2022	$14,577	$21,804	$17,371
11/2022	$15,382	$23,022	$18,457
12/2022	$14,547	$21,696	$17,713
01/2023	$15,777	$23,059	$18,631
02/2023	$15,087	$22,496	$17,974
03/2023	$14,659	$23,322	$17,891
04/2023	$14,619	$23,686	$18,161
05/2023	$14,041	$23,789	$17,460
06/2023	$15,067	$25,361	$18,620
07/2023	$15,699	$26,176	$19,275
08/2023	$15,231	$25,759	$18,754
09/2023	$14,685	$24,531	$18,031
10/2023	$14,080	$24,015	$17,395
11/2023	$15,093	$26,208	$18,707
12/2023	$16,013	$27,399	$19,743
01/2024	$16,241	$27,859	$19,764
02/2024	$16,893	$29,347	$20,493
03/2024	$17,978	$30,291	$21,517
04/2024	$17,025	$29,054	$20,598
05/2024	$17,384	$30,494	$21,251
06/2024	$17,201	$31,589	$21,051
07/2024	$18,147	$31,973	$22,127
08/2024	$18,477	$32,749	$22,721
09/2024	$18,631	$33,448	$23,036
10/2024	$18,448	$33,145	$22,783
11/2024	$19,760	$35,090	$24,238
12/2024	$18,409	$34,254	$22,580

Average Annual Total Returns (%)

HEADER	1 Year	5 Years	10 Years
Class C without Deferred Sales ChargeFootnote Reference1	14.96%	6.14%	6.29%
Class C with Maximum Deferred Sales Charge -1.00%Footnote Reference1	13.96%	6.14%	6.29%
S&P 500® Index TR	25.02%	14.53%	13.10%
Russell 1000® Value Index	14.37%	8.68%	8.49%
Footnote	Description
Footnote[1]	Return may differ from actual shareholder return due to accounting adjustments for financial reporting purposes.

Performance shown is historical and is not indicative of future returns.  Investment returns and principal value will vary, and shares may be worth more or less at redemption than at original purchase. Performance shown is as of date indicated, and current performance may be lower or higher than the performance data quoted. To obtain performance as of the most recent month end, please visit americanbeaconfunds.com or call 800-967-9009. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Fund's performance benefited from fee waivers. For more information, visit americanbeaconfunds.com/Performance_Disclaimers.aspx.

The S&P 500 Index TR is replacing the Russell 1000 Value Index as the broad-based securities market index to comply with a new regulatory requirement. The Russell 1000 Value Index reflects the market sectors in which the Fund invests.

Key Fund Statistics

Total Net Assets	$239,711,367
# of Portfolio Holdings	104
Portfolio Turnover Rate	64%
Total Management Fees Paid	$1,736,726

What did the Fund invest in?

 Top Ten Holdings - % Net Assets

Synchrony Financial	3.5
JPMorgan Chase & Co.	2.9
Salesforce, Inc.	2.9
RTX Corp.	2.8
Cisco Systems, Inc.	2.7
Capital One Financial Corp.	2.2
MetLife, Inc.	2.1
eBay, Inc.	2.1
Builders FirstSource, Inc.	2.0
Johnson & Johnson	1.9

Excludes cash equivalents.

Asset Allocation - % Investments

Value	Value
Common Stocks	97.3
Investment Companies	2.3
Foreign Common Stocks	0.4

The Fund may purchase and sell futures contracts to gain market exposure on cash balances.

Sector Allocation - % Equities

Value	Value
Utilities	0.7
Communication Services	2.4
Materials	4.0
Energy	4.3
Consumer Staples	4.4
Consumer Discretionary	4.6
Industrials	12.2
Information Technology	15.8
Health Care	24.2
Financials	27.4

Material Fund Changes

This is a summary of certain changes to the Fund since December 31, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2025  at www.americanbeaconfunds.com/literature or upon request at 800-658-5811.

The Board of the Trust, at the recommendation of the Manager, approved; (i) the termination of the investment advisory agreement among the Manager, Bridgeway Capital Management, LLC and the Trust, on behalf of the American Beacon Man Large Cap Value Fund (formerly known as American Beacon Bridgeway Large Cap Value Fund), effective April 30, 2024, and (ii) a new investment advisory agreement among the Manager, Numeric Investors LLC, and the Trust on behalf of the Funds, effective May 1, 2024.

Additional Information

For additional information about the Fund, including its prospectus, financial statements, holdings, and proxy voting information, please visit www.americanbeaconfunds.com/literature or call 1-800-658-5811.

Householding

If your financial institution mailed only one copy of this Report to an address shared by more than one account, you can request an individual copy by contacting your financial institution.

Man Large Cap Value Fund

Distributed by:

Resolute Investment Distributors, Inc.

Annual Shareholder Report - December 31, 2024

Man LCV_C 1224

Class C: BWLCX

American Beacon

Man Large Cap Value Fund

Class R5: BRLVX

Annual Shareholder Report - December 31, 2024

This annual shareholder report contains important information about Man Large Cap Value Fund for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at www.americanbeaconfunds.com/literature. You can also request this information by contacting us at 800-658-5811. This report describes material changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R5	$88	0.81%

How did the Fund perform and what affected its performance?

The R5 Class of the Fund returned 16.24% for the twelve months ended December 31, 2024, compared to the S&P 500 Index return of 25.02% and the Russell 1000 Value Index return of 14.37%.

• Broad market performance was driven significantly by a small number of mega-cap growth companies while the Fund focuses its investments on large-capitalization value companies.

• The Fund generated positive performance in all sectors where it invested, except for Materials and Real Estate. The Fund’s holdings in the Financials sector contributed significantly to positive performance.

Cumulative Performance from December 31, 2014 through December 31, 2024

The initial investment, based on a $250,000 investment, is adjusted to reflect the maximum applicable sales charge, if any.

	R5	S&P 500® Index TR	Russell 1000® Value Index
12/2014	$250,000	$250,000	$250,000
01/2015	$242,570	$242,495	$240,007
02/2015	$256,279	$256,432	$251,620
03/2015	$254,500	$252,376	$248,195
04/2015	$253,453	$254,798	$250,516
05/2015	$259,627	$258,074	$253,526
06/2015	$255,128	$253,078	$248,464
07/2015	$256,279	$258,381	$249,554
08/2015	$241,733	$242,791	$234,691
09/2015	$232,838	$236,784	$227,606
10/2015	$250,105	$256,758	$244,779
11/2015	$252,512	$257,521	$245,716
12/2015	$246,913	$253,459	$240,432
01/2016	$232,913	$240,882	$228,008
02/2016	$237,254	$240,557	$227,950
03/2016	$252,340	$256,876	$244,371
04/2016	$254,511	$257,872	$249,504
05/2016	$257,007	$262,503	$253,380
06/2016	$258,852	$263,183	$255,571
07/2016	$266,884	$272,886	$262,991
08/2016	$267,969	$273,269	$265,019
09/2016	$269,054	$273,320	$264,467
10/2016	$267,101	$268,335	$260,374
11/2016	$283,489	$278,273	$275,245
12/2016	$287,022	$283,773	$282,124
01/2017	$289,113	$289,155	$284,134
02/2017	$297,037	$300,637	$294,344
03/2017	$293,845	$300,987	$291,345
04/2017	$294,175	$304,078	$290,798
05/2017	$293,625	$308,357	$290,513
06/2017	$297,917	$310,282	$295,263
07/2017	$303,200	$316,662	$299,187
08/2017	$300,008	$317,632	$295,702
09/2017	$308,922	$324,184	$304,460
10/2017	$314,975	$331,749	$306,670
11/2017	$326,421	$341,924	$316,061
12/2017	$332,594	$345,725	$320,675
01/2018	$347,728	$365,519	$333,072
02/2018	$332,012	$352,047	$317,168
03/2018	$328,287	$343,101	$311,588
04/2018	$327,938	$344,417	$312,617
05/2018	$333,991	$352,712	$314,473
06/2018	$330,033	$354,882	$315,252
07/2018	$343,421	$368,089	$327,729
08/2018	$345,516	$380,083	$332,573
09/2018	$343,770	$382,247	$333,233
10/2018	$319,090	$356,120	$315,977
11/2018	$323,048	$363,377	$325,411
12/2018	$288,416	$330,567	$294,163
01/2019	$314,566	$357,058	$317,059
02/2019	$322,092	$368,522	$327,190
03/2019	$320,178	$375,683	$329,270
04/2019	$335,231	$390,895	$340,950
05/2019	$310,356	$366,054	$319,028
06/2019	$334,210	$391,852	$341,929
07/2019	$340,078	$397,484	$344,763
08/2019	$325,153	$391,188	$334,625
09/2019	$336,124	$398,507	$346,564
10/2019	$340,078	$407,138	$351,408
11/2019	$352,962	$421,917	$362,272
12/2019	$360,829	$434,651	$372,238
01/2020	$348,066	$434,481	$364,230
02/2020	$310,574	$398,715	$328,956
03/2020	$246,491	$349,468	$272,739
04/2020	$280,261	$394,268	$303,401
05/2020	$288,637	$413,046	$313,798
06/2020	$289,036	$421,261	$311,715
07/2020	$299,007	$445,013	$324,038
08/2020	$308,314	$477,001	$337,437
09/2020	$299,406	$458,877	$329,149
10/2020	$292,758	$446,674	$324,823
11/2020	$336,499	$495,568	$368,516
12/2020	$349,971	$514,622	$382,645
01/2021	$352,772	$509,426	$379,140
02/2021	$369,577	$523,474	$402,053
03/2021	$390,806	$546,400	$425,711
04/2021	$403,484	$575,560	$442,736
05/2021	$412,181	$579,580	$453,072
06/2021	$411,592	$593,110	$447,883
07/2021	$410,855	$607,200	$451,463
08/2021	$422,353	$625,662	$460,416
09/2021	$402,747	$596,563	$444,390
10/2021	$422,353	$638,359	$466,955
11/2021	$407,611	$633,936	$450,499
12/2021	$430,033	$662,346	$478,920
01/2022	$420,477	$628,072	$467,764
02/2022	$414,970	$609,266	$462,336
03/2022	$420,801	$631,888	$475,387
04/2022	$399,745	$576,786	$448,573
05/2022	$411,568	$577,845	$457,294
06/2022	$375,449	$530,147	$417,339
07/2022	$399,583	$579,029	$445,014
08/2022	$387,435	$555,415	$431,754
09/2022	$355,526	$504,262	$393,895
10/2022	$396,829	$545,088	$434,281
11/2022	$419,019	$575,550	$461,420
12/2022	$396,740	$542,390	$442,819
01/2023	$430,722	$576,470	$465,766
02/2023	$412,032	$562,405	$449,344
03/2023	$400,988	$583,053	$447,275
04/2023	$400,138	$592,154	$454,014
05/2023	$384,676	$594,728	$436,503
06/2023	$413,051	$634,024	$465,499
07/2023	$430,722	$654,392	$481,868
08/2023	$418,488	$643,973	$468,860
09/2023	$403,706	$613,270	$450,767
10/2023	$387,395	$600,375	$434,863
11/2023	$415,600	$655,205	$467,673
12/2023	$441,374	$684,971	$493,579
01/2024	$448,039	$696,481	$494,090
02/2024	$466,509	$733,670	$512,316
03/2024	$496,975	$757,276	$537,930
04/2024	$471,079	$726,345	$514,952
05/2024	$481,361	$762,361	$531,276
06/2024	$476,791	$789,716	$526,278
07/2024	$503,639	$799,329	$553,182
08/2024	$513,160	$818,718	$568,021
09/2024	$517,920	$836,203	$575,906
10/2024	$513,350	$828,620	$569,567
11/2024	$550,290	$877,261	$605,939
12/2024	$513,072	$856,349	$564,497

Average Annual Total Returns (%)

HEADER	1 Year	5 Years	10 Years
Class R5Footnote Reference1	16.24%	7.29%	7.45%
S&P 500® Index TR	25.02%	14.53%	13.10%
Russell 1000® Value Index	14.37%	8.68%	8.49%
Footnote	Description
Footnote[1]	Return may differ from actual shareholder return due to accounting adjustments for financial reporting purposes.

Performance shown is historical and is not indicative of future returns.  Investment returns and principal value will vary, and shares may be worth more or less at redemption than at original purchase. Performance shown is as of date indicated, and current performance may be lower or higher than the performance data quoted. To obtain performance as of the most recent month end, please visit americanbeaconfunds.com or call 800-967-9009. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Fund's performance benefited from fee waivers. For more information, visit americanbeaconfunds.com/Performance_Disclaimers.aspx.

The S&P 500 Index TR is replacing the Russell 1000 Value Index as the broad-based securities market index to comply with a new regulatory requirement. The Russell 1000 Value Index reflects the market sectors in which the Fund invests.

Key Fund Statistics

Total Net Assets	$239,711,367
# of Portfolio Holdings	104
Portfolio Turnover Rate	64%
Total Management Fees Paid	$1,736,726

What did the Fund invest in?

 Top Ten Holdings - % Net Assets

Synchrony Financial	3.5
JPMorgan Chase & Co.	2.9
Salesforce, Inc.	2.9
RTX Corp.	2.8
Cisco Systems, Inc.	2.7
Capital One Financial Corp.	2.2
MetLife, Inc.	2.1
eBay, Inc.	2.1
Builders FirstSource, Inc.	2.0
Johnson & Johnson	1.9

Excludes cash equivalents.

Asset Allocation - % Investments

Value	Value
Common Stocks	97.3
Investment Companies	2.3
Foreign Common Stocks	0.4

The Fund may purchase and sell futures contracts to gain market exposure on cash balances.

Sector Allocation - % Equities

Value	Value
Utilities	0.7
Communication Services	2.4
Materials	4.0
Energy	4.3
Consumer Staples	4.4
Consumer Discretionary	4.6
Industrials	12.2
Information Technology	15.8
Health Care	24.2
Financials	27.4

Material Fund Changes

This is a summary of certain changes to the Fund since December 31, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2025  at www.americanbeaconfunds.com/literature or upon request at 800-658-5811.

The Board of the Trust, at the recommendation of the Manager, approved; (i) the termination of the investment advisory agreement among the Manager, Bridgeway Capital Management, LLC and the Trust, on behalf of the American Beacon Man Large Cap Value Fund (formerly known as American Beacon Bridgeway Large Cap Value Fund), effective April 30, 2024, and (ii) a new investment advisory agreement among the Manager, Numeric Investors LLC, and the Trust on behalf of the Funds, effective May 1, 2024.

Additional Information

For additional information about the Fund, including its prospectus, financial statements, holdings, and proxy voting information, please visit www.americanbeaconfunds.com/literature or call 1-800-658-5811.

Householding

If your financial institution mailed only one copy of this Report to an address shared by more than one account, you can request an individual copy by contacting your financial institution.

Man Large Cap Value Fund

Distributed by:

Resolute Investment Distributors, Inc.

Annual Shareholder Report - December 31, 2024

Man LCV_R5 1224

Class R5: BRLVX

American Beacon

Man Large Cap Value Fund

Class Y: BWLYX

Annual Shareholder Report - December 31, 2024

This annual shareholder report contains important information about Man Large Cap Value Fund for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at www.americanbeaconfunds.com/literature. You can also request this information by contacting us at 800-658-5811. This report describes material changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Y	$97	0.90%

How did the Fund perform and what affected its performance?

The Y Class of the Fund returned 16.13% for the twelve months ended December 31, 2024, compared to the S&P 500 Index return of 25.02% and the Russell 1000 Value Index return of 14.37%.

• Broad market performance was driven significantly by a small number of mega-cap growth companies while the Fund focuses its investments on large-capitalization value companies.

• The Fund generated positive performance in all sectors where it invested, except for Materials and Real Estate. The Fund’s holdings in the Financials sector contributed significantly to positive performance.

Cumulative Performance from December 31, 2014 through December 31, 2024

The initial investment, based on a $100,000 investment, is adjusted to reflect the maximum applicable sales charge, if any.

#ERROR:A result could not be returned because the conditional could not be evaluated to a True/False value (#ERROR:Invalid Formula (#!=""), 'Multiple values from an iterator cannot be used in a formula unless they are aggregrated.')
	Y	S&P 500® Index TR	Russell 1000® Value Index
12/2014	$100,000	$100,000	$100,000
01/2015	$97,022	$96,998	$96,003
02/2015	$102,517	$102,573	$100,648
03/2015	$101,804	$100,951	$99,278
04/2015	$101,426	$101,919	$100,206
05/2015	$103,901	$103,230	$101,411
06/2015	$102,097	$101,231	$99,386
07/2015	$102,517	$103,352	$99,821
08/2015	$96,728	$97,117	$93,876
09/2015	$93,163	$94,714	$91,042
10/2015	$100,042	$102,703	$97,912
11/2015	$101,007	$103,008	$98,286
12/2015	$98,743	$101,384	$96,173
01/2016	$93,129	$96,353	$91,203
02/2016	$94,870	$96,223	$91,180
03/2016	$100,919	$102,750	$97,748
04/2016	$101,789	$103,149	$99,802
05/2016	$102,790	$105,001	$101,352
06/2016	$103,530	$105,273	$102,228
07/2016	$106,706	$109,154	$105,196
08/2016	$107,142	$109,308	$106,008
09/2016	$107,533	$109,328	$105,787
10/2016	$106,794	$107,334	$104,149
11/2016	$113,321	$111,309	$110,098
12/2016	$114,710	$113,509	$112,849
01/2017	$115,548	$115,662	$113,653
02/2017	$118,767	$120,255	$117,737
03/2017	$117,444	$120,395	$116,538
04/2017	$117,577	$121,631	$116,319
05/2017	$117,356	$123,343	$116,205
06/2017	$119,032	$124,113	$118,105
07/2017	$121,149	$126,665	$119,675
08/2017	$119,870	$127,053	$118,281
09/2017	$123,442	$129,674	$121,784
10/2017	$125,824	$132,700	$122,668
11/2017	$130,366	$136,769	$126,424
12/2017	$132,855	$138,290	$128,270
01/2018	$138,870	$146,208	$133,229
02/2018	$132,621	$140,819	$126,867
03/2018	$131,129	$137,240	$124,635
04/2018	$130,989	$137,767	$125,047
05/2018	$133,367	$141,085	$125,789
06/2018	$131,782	$141,953	$126,101
07/2018	$137,145	$147,236	$131,092
08/2018	$137,937	$152,033	$133,029
09/2018	$137,285	$152,899	$133,293
10/2018	$127,352	$142,448	$126,391
11/2018	$128,937	$145,351	$130,164
12/2018	$115,115	$132,227	$117,665
01/2019	$125,585	$142,823	$126,824
02/2019	$128,598	$147,409	$130,876
03/2019	$127,832	$150,273	$131,708
04/2019	$133,807	$156,358	$136,380
05/2019	$123,848	$146,422	$127,611
06/2019	$133,347	$156,741	$136,772
07/2019	$135,697	$158,994	$137,905
08/2019	$129,721	$156,475	$133,850
09/2019	$134,113	$159,403	$138,626
10/2019	$135,697	$162,855	$140,563
11/2019	$140,804	$168,767	$144,909
12/2019	$143,961	$173,861	$148,895
01/2020	$138,854	$173,792	$145,692
02/2020	$123,852	$159,486	$131,582
03/2020	$98,315	$139,787	$109,096
04/2020	$111,775	$157,707	$121,360
05/2020	$115,073	$165,219	$125,519
06/2020	$115,286	$168,504	$124,686
07/2020	$119,223	$178,005	$129,615
08/2020	$122,947	$190,801	$134,975
09/2020	$119,383	$183,551	$131,659
10/2020	$116,723	$178,669	$129,929
11/2020	$134,173	$198,227	$147,406
12/2020	$139,441	$205,849	$153,058
01/2021	$140,563	$203,771	$151,656
02/2021	$147,290	$209,390	$160,821
03/2021	$155,728	$218,560	$170,285
04/2021	$160,744	$230,224	$177,094
05/2021	$164,226	$231,832	$181,229
06/2021	$163,990	$237,244	$179,153
07/2021	$163,636	$242,880	$180,585
08/2021	$168,238	$250,265	$184,166
09/2021	$160,449	$238,625	$177,756
10/2021	$168,238	$255,344	$186,782
11/2021	$162,396	$253,574	$180,200
12/2021	$171,283	$264,939	$191,568
01/2022	$167,459	$251,229	$187,106
02/2022	$165,321	$243,707	$184,934
03/2022	$167,589	$252,755	$190,155
04/2022	$159,164	$230,715	$179,429
05/2022	$163,895	$231,138	$182,917
06/2022	$149,508	$212,059	$166,936
07/2022	$159,099	$231,612	$178,005
08/2022	$154,239	$222,166	$172,702
09/2022	$141,537	$201,705	$157,558
10/2022	$157,933	$218,035	$173,712
11/2022	$166,811	$230,220	$184,568
12/2022	$157,907	$216,956	$177,128
01/2023	$171,428	$230,588	$186,307
02/2023	$164,022	$224,962	$179,738
03/2023	$159,537	$233,221	$178,910
04/2023	$159,197	$236,861	$181,606
05/2023	$153,082	$237,891	$174,601
06/2023	$164,361	$253,610	$186,200
07/2023	$171,360	$261,757	$192,747
08/2023	$166,468	$257,589	$187,544
09/2023	$160,624	$245,308	$180,307
10/2023	$154,102	$240,150	$173,945
11/2023	$165,381	$262,082	$187,069
12/2023	$175,576	$273,988	$197,431
01/2024	$178,241	$278,593	$197,636
02/2024	$185,550	$293,468	$204,927
03/2024	$197,656	$302,910	$215,172
04/2024	$187,302	$290,538	$205,981
05/2024	$191,413	$304,944	$212,510
06/2024	$189,586	$315,886	$210,511
07/2024	$200,245	$319,732	$221,273
08/2024	$204,052	$327,487	$227,209
09/2024	$205,879	$334,481	$230,362
10/2024	$204,052	$331,448	$227,827
11/2024	$218,747	$350,904	$242,376
12/2024	$203,904	$342,540	$225,799

Average Annual Total Returns (%)

HEADER	1 Year	5 Years	10 Years
Class YFootnote Reference1	16.13%	7.21%	7.38%
S&P 500® Index TR	25.02%	14.53%	13.10%
Russell 1000® Value Index	14.37%	8.68%	8.49%
Footnote	Description
Footnote[1]	Return may differ from actual shareholder return due to accounting adjustments for financial reporting purposes.

Performance shown is historical and is not indicative of future returns.  Investment returns and principal value will vary, and shares may be worth more or less at redemption than at original purchase. Performance shown is as of date indicated, and current performance may be lower or higher than the performance data quoted. To obtain performance as of the most recent month end, please visit americanbeaconfunds.com or call 800-967-9009. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Fund's performance benefited from fee waivers. For more information, visit americanbeaconfunds.com/Performance_Disclaimers.aspx.

The S&P 500 Index TR is replacing the Russell 1000 Value Index as the broad-based securities market index to comply with a new regulatory requirement. The Russell 1000 Value Index reflects the market sectors in which the Fund invests.

Key Fund Statistics

Total Net Assets	$239,711,367
# of Portfolio Holdings	104
Portfolio Turnover Rate	64%
Total Management Fees Paid	$1,736,726

What did the Fund invest in?

 Top Ten Holdings - % Net Assets

Synchrony Financial	3.5
JPMorgan Chase & Co.	2.9
Salesforce, Inc.	2.9
RTX Corp.	2.8
Cisco Systems, Inc.	2.7
Capital One Financial Corp.	2.2
MetLife, Inc.	2.1
eBay, Inc.	2.1
Builders FirstSource, Inc.	2.0
Johnson & Johnson	1.9

Excludes cash equivalents.

Asset Allocation - % Investments

Value	Value
Common Stocks	97.3
Investment Companies	2.3
Foreign Common Stocks	0.4

The Fund may purchase and sell futures contracts to gain market exposure on cash balances.

Sector Allocation - % Equities

Value	Value
Utilities	0.7
Communication Services	2.4
Materials	4.0
Energy	4.3
Consumer Staples	4.4
Consumer Discretionary	4.6
Industrials	12.2
Information Technology	15.8
Health Care	24.2
Financials	27.4

Material Fund Changes

This is a summary of certain changes to the Fund since December 31, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2025  at www.americanbeaconfunds.com/literature or upon request at 800-658-5811.

The Board of the Trust, at the recommendation of the Manager, approved; (i) the termination of the investment advisory agreement among the Manager, Bridgeway Capital Management, LLC and the Trust, on behalf of the American Beacon Man Large Cap Value Fund (formerly known as American Beacon Bridgeway Large Cap Value Fund), effective April 30, 2024, and (ii) a new investment advisory agreement among the Manager, Numeric Investors LLC, and the Trust on behalf of the Funds, effective May 1, 2024.

Additional Information

For additional information about the Fund, including its prospectus, financial statements, holdings, and proxy voting information, please visit www.americanbeaconfunds.com/literature or call 1-800-658-5811.

Householding

If your financial institution mailed only one copy of this Report to an address shared by more than one account, you can request an individual copy by contacting your financial institution.

Man Large Cap Value Fund

Distributed by:

Resolute Investment Distributors, Inc.

Annual Shareholder Report - December 31, 2024

Man LCV_Y 1224

Class Y: BWLYX

American Beacon

Man Large Cap Value Fund

Investor Class: BWLIX

Annual Shareholder Report - December 31, 2024

This annual shareholder report contains important information about Man Large Cap Value Fund for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at www.americanbeaconfunds.com/literature. You can also request this information by contacting us at 800-658-5811. This report describes material changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$128	1.19%

How did the Fund perform and what affected its performance?

The Investor Class of the Fund returned 15.78% for the twelve months ended December 31, 2024, compared to the S&P 500 Index return of 25.02% and the Russell 1000 Value Index return of 14.37%.

• Broad market performance was driven significantly by a small number of mega-cap growth companies while the Fund focuses its investments on large-capitalization value companies.

• The Fund generated positive performance in all sectors where it invested, except for Materials and Real Estate. The Fund’s holdings in the Financials sector contributed significantly to positive performance.

Cumulative Performance from December 31, 2014 through December 31, 2024

The initial investment, based on a $10,000 investment, is adjusted to reflect the maximum applicable sales charge, if any.

	Investor	S&P 500® Index TR	Russell 1000® Value Index
12/2014	$10,000	$10,000	$10,000
01/2015	$9,701	$9,700	$9,600
02/2015	$10,248	$10,257	$10,065
03/2015	$10,172	$10,095	$9,928
04/2015	$10,135	$10,192	$10,021
05/2015	$10,379	$10,323	$10,141
06/2015	$10,194	$10,123	$9,939
07/2015	$10,236	$10,335	$9,982
08/2015	$9,655	$9,712	$9,388
09/2015	$9,297	$9,471	$9,104
10/2015	$9,983	$10,270	$9,791
11/2015	$10,076	$10,301	$9,829
12/2015	$9,849	$10,138	$9,617
01/2016	$9,288	$9,635	$9,120
02/2016	$9,458	$9,622	$9,118
03/2016	$10,058	$10,275	$9,775
04/2016	$10,141	$10,315	$9,980
05/2016	$10,237	$10,500	$10,135
06/2016	$10,311	$10,527	$10,223
07/2016	$10,624	$10,915	$10,520
08/2016	$10,667	$10,931	$10,601
09/2016	$10,702	$10,933	$10,579
10/2016	$10,624	$10,733	$10,415
11/2016	$11,272	$11,131	$11,010
12/2016	$11,406	$11,351	$11,285
01/2017	$11,490	$11,566	$11,365
02/2017	$11,802	$12,025	$11,774
03/2017	$11,670	$12,039	$11,654
04/2017	$11,679	$12,163	$11,632
05/2017	$11,657	$12,334	$11,621
06/2017	$11,820	$12,411	$11,811
07/2017	$12,031	$12,666	$11,967
08/2017	$11,899	$12,705	$11,828
09/2017	$12,251	$12,967	$12,178
10/2017	$12,484	$13,270	$12,267
11/2017	$12,933	$13,677	$12,642
12/2017	$13,177	$13,829	$12,827
01/2018	$13,770	$14,621	$13,323
02/2018	$13,144	$14,082	$12,687
03/2018	$12,996	$13,724	$12,464
04/2018	$12,977	$13,777	$12,505
05/2018	$13,209	$14,108	$12,579
06/2018	$13,051	$14,195	$12,610
07/2018	$13,580	$14,724	$13,109
08/2018	$13,654	$15,203	$13,303
09/2018	$13,585	$15,290	$13,329
10/2018	$12,601	$14,245	$12,639
11/2018	$12,754	$14,535	$13,016
12/2018	$11,389	$13,223	$11,767
01/2019	$12,416	$14,282	$12,682
02/2019	$12,710	$14,741	$13,088
03/2019	$12,634	$15,027	$13,171
04/2019	$13,221	$15,636	$13,638
05/2019	$12,234	$14,642	$12,761
06/2019	$13,175	$15,674	$13,677
07/2019	$13,398	$15,899	$13,791
08/2019	$12,806	$15,648	$13,385
09/2019	$13,241	$15,940	$13,863
10/2019	$13,388	$16,286	$14,056
11/2019	$13,894	$16,877	$14,491
12/2019	$14,200	$17,386	$14,890
01/2020	$13,691	$17,379	$14,569
02/2020	$12,211	$15,949	$13,158
03/2020	$9,691	$13,979	$10,910
04/2020	$11,019	$15,771	$12,136
05/2020	$11,339	$16,522	$12,552
06/2020	$11,355	$16,850	$12,469
07/2020	$11,738	$17,801	$12,962
08/2020	$12,106	$19,080	$13,497
09/2020	$11,754	$18,355	$13,166
10/2020	$11,486	$17,867	$12,993
11/2020	$13,198	$19,823	$14,741
12/2020	$13,723	$20,585	$15,306
01/2021	$13,828	$20,377	$15,166
02/2021	$14,486	$20,939	$16,082
03/2021	$15,313	$21,856	$17,028
04/2021	$15,802	$23,022	$17,709
05/2021	$16,140	$23,183	$18,123
06/2021	$16,117	$23,724	$17,915
07/2021	$16,082	$24,288	$18,059
08/2021	$16,525	$25,026	$18,417
09/2021	$15,756	$23,863	$17,776
10/2021	$16,519	$25,534	$18,678
11/2021	$15,942	$25,357	$18,020
12/2021	$16,811	$26,494	$19,157
01/2022	$16,429	$25,123	$18,711
02/2022	$16,218	$24,371	$18,493
03/2022	$16,441	$25,276	$19,015
04/2022	$15,612	$23,071	$17,943
05/2022	$16,071	$23,114	$18,292
06/2022	$14,655	$21,206	$16,694
07/2022	$15,586	$23,161	$17,801
08/2022	$15,114	$22,217	$17,270
09/2022	$13,864	$20,170	$15,756
10/2022	$15,472	$21,804	$17,371
11/2022	$16,333	$23,022	$18,457
12/2022	$15,460	$21,696	$17,713
01/2023	$16,781	$23,059	$18,631
02/2023	$16,047	$22,496	$17,974
03/2023	$15,607	$23,322	$17,891
04/2023	$15,573	$23,686	$18,161
05/2023	$14,966	$23,789	$17,460
06/2023	$16,067	$25,361	$18,620
07/2023	$16,754	$26,176	$19,275
08/2023	$16,267	$25,759	$18,754
09/2023	$15,693	$24,531	$18,031
10/2023	$15,060	$24,015	$17,395
11/2023	$16,147	$26,208	$18,707
12/2023	$17,148	$27,399	$19,743
01/2024	$17,402	$27,859	$19,764
02/2024	$18,118	$29,347	$20,493
03/2024	$19,289	$30,291	$21,517
04/2024	$18,282	$29,054	$20,598
05/2024	$18,677	$30,494	$21,251
06/2024	$18,491	$31,589	$21,051
07/2024	$19,527	$31,973	$22,127
08/2024	$19,893	$32,749	$22,721
09/2024	$20,057	$33,448	$23,036
10/2024	$19,878	$33,145	$22,783
11/2024	$21,303	$35,090	$24,238
12/2024	$19,853	$34,254	$22,580

Average Annual Total Returns (%)

HEADER	1 Year	5 Years	10 Years
Investor ClassFootnote Reference1	15.78%	6.93%	7.10%
S&P 500® Index TR	25.02%	14.53%	13.10%
Russell 1000® Value Index	14.37%	8.68%	8.49%
Footnote	Description
Footnote[1]	Return may differ from actual shareholder return due to accounting adjustments for financial reporting purposes.

Performance shown is historical and is not indicative of future returns.  Investment returns and principal value will vary, and shares may be worth more or less at redemption than at original purchase. Performance shown is as of date indicated, and current performance may be lower or higher than the performance data quoted. To obtain performance as of the most recent month end, please visit americanbeaconfunds.com or call 800-967-9009. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Fund's performance benefited from fee waivers. For more information, visit americanbeaconfunds.com/Performance_Disclaimers.aspx.

The S&P 500 Index TR is replacing the Russell 1000 Value Index as the broad-based securities market index to comply with a new regulatory requirement. The Russell 1000 Value Index reflects the market sectors in which the Fund invests.

Key Fund Statistics

Total Net Assets	$239,711,367
# of Portfolio Holdings	104
Portfolio Turnover Rate	64%
Total Management Fees Paid	$1,736,726

What did the Fund invest in?

 Top Ten Holdings - % Net Assets

Synchrony Financial	3.5
JPMorgan Chase & Co.	2.9
Salesforce, Inc.	2.9
RTX Corp.	2.8
Cisco Systems, Inc.	2.7
Capital One Financial Corp.	2.2
MetLife, Inc.	2.1
eBay, Inc.	2.1
Builders FirstSource, Inc.	2.0
Johnson & Johnson	1.9

Excludes cash equivalents.

Asset Allocation - % Investments

Value	Value
Common Stocks	97.3
Investment Companies	2.3
Foreign Common Stocks	0.4

The Fund may purchase and sell futures contracts to gain market exposure on cash balances.

Sector Allocation - % Equities

Value	Value
Utilities	0.7
Communication Services	2.4
Materials	4.0
Energy	4.3
Consumer Staples	4.4
Consumer Discretionary	4.6
Industrials	12.2
Information Technology	15.8
Health Care	24.2
Financials	27.4

Material Fund Changes

This is a summary of certain changes to the Fund since December 31, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2025  at www.americanbeaconfunds.com/literature or upon request at 800-658-5811.

The Board of the Trust, at the recommendation of the Manager, approved; (i) the termination of the investment advisory agreement among the Manager, Bridgeway Capital Management, LLC and the Trust, on behalf of the American Beacon Man Large Cap Value Fund (formerly known as American Beacon Bridgeway Large Cap Value Fund), effective April 30, 2024, and (ii) a new investment advisory agreement among the Manager, Numeric Investors LLC, and the Trust on behalf of the Funds, effective May 1, 2024.

Additional Information

For additional information about the Fund, including its prospectus, financial statements, holdings, and proxy voting information, please visit www.americanbeaconfunds.com/literature or call 1-800-658-5811.

Householding

If your financial institution mailed only one copy of this Report to an address shared by more than one account, you can request an individual copy by contacting your financial institution.

Man Large Cap Value Fund

Distributed by:

Resolute Investment Distributors, Inc.

Annual Shareholder Report - December 31, 2024

Man LCV_Investor 1224

Investor Class: BWLIX

American Beacon

Man Large Cap Value Fund

Class R6: BWLRX

Annual Shareholder Report - December 31, 2024

This annual shareholder report contains important information about Man Large Cap Value Fund for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at www.americanbeaconfunds.com/literature. You can also request this information by contacting us at 800-658-5811. This report describes material changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$88	0.81%

How did the Fund perform and what affected its performance?

The R6 Class of the Fund returned 16.49% for the twelve months ended December 31, 2024, compared to the S&P 500 Index return of 25.02% and the Russell 1000 Value Index return of 14.37%.

• Broad market performance was driven significantly by a small number of mega-cap growth companies while the Fund focuses its investments on large-capitalization value companies.

• The Fund generated positive performance in all sectors where it invested, except for Materials and Real Estate. The Fund’s holdings in the Financials sector contributed significantly to positive performance.

Cumulative Performance from December 31, 2014 through December 31, 2024

The initial investment, based on a $10,000 investment, is adjusted to reflect the maximum applicable sales charge, if any.

	R6	S&P 500® Index TR	Russell 1000® Value Index
12/2014	$10,000	$10,000	$10,000
01/2015	$9,703	$9,700	$9,600
02/2015	$10,251	$10,257	$10,065
03/2015	$10,180	$10,095	$9,928
04/2015	$10,138	$10,192	$10,021
05/2015	$10,385	$10,323	$10,141
06/2015	$10,205	$10,123	$9,939
07/2015	$10,251	$10,335	$9,982
08/2015	$9,669	$9,712	$9,388
09/2015	$9,314	$9,471	$9,104
10/2015	$10,004	$10,270	$9,791
11/2015	$10,100	$10,301	$9,829
12/2015	$9,877	$10,138	$9,617
01/2016	$9,316	$9,635	$9,120
02/2016	$9,490	$9,622	$9,118
03/2016	$10,094	$10,275	$9,775
04/2016	$10,180	$10,315	$9,980
05/2016	$10,280	$10,500	$10,135
06/2016	$10,354	$10,527	$10,223
07/2016	$10,675	$10,915	$10,520
08/2016	$10,719	$10,931	$10,601
09/2016	$10,762	$10,933	$10,579
10/2016	$10,684	$10,733	$10,415
11/2016	$11,340	$11,131	$11,010
12/2016	$11,481	$11,351	$11,285
01/2017	$11,565	$11,566	$11,365
02/2017	$11,881	$12,025	$11,774
03/2017	$11,754	$12,039	$11,654
04/2017	$11,767	$12,163	$11,632
05/2017	$11,749	$12,334	$11,621
06/2017	$11,917	$12,411	$11,811
07/2017	$12,132	$12,666	$11,967
08/2017	$12,005	$12,705	$11,828
09/2017	$12,357	$12,967	$12,178
10/2017	$12,595	$13,270	$12,267
11/2017	$13,052	$13,677	$12,642
12/2017	$13,298	$13,829	$12,827
01/2018	$13,904	$14,621	$13,323
02/2018	$13,275	$14,082	$12,687
03/2018	$13,126	$13,724	$12,464
04/2018	$13,116	$13,777	$12,505
05/2018	$13,354	$14,108	$12,579
06/2018	$13,196	$14,195	$12,610
07/2018	$13,736	$14,724	$13,109
08/2018	$13,815	$15,203	$13,303
09/2018	$13,750	$15,290	$13,329
10/2018	$12,758	$14,245	$12,639
11/2018	$12,916	$14,535	$13,016
12/2018	$11,534	$13,223	$11,767
01/2019	$12,580	$14,282	$12,682
02/2019	$12,886	$14,741	$13,088
03/2019	$12,810	$15,027	$13,171
04/2019	$13,407	$15,636	$13,638
05/2019	$12,412	$14,642	$12,761
06/2019	$13,372	$15,674	$13,677
07/2019	$13,601	$15,899	$13,791
08/2019	$13,004	$15,648	$13,385
09/2019	$13,448	$15,940	$13,863
10/2019	$13,606	$16,286	$14,056
11/2019	$14,122	$16,877	$14,491
12/2019	$14,437	$17,386	$14,890
01/2020	$13,926	$17,379	$14,569
02/2020	$12,425	$15,949	$13,158
03/2020	$9,859	$13,979	$10,910
04/2020	$11,216	$15,771	$12,136
05/2020	$11,546	$16,522	$12,552
06/2020	$11,562	$16,850	$12,469
07/2020	$11,962	$17,801	$12,962
08/2020	$12,339	$19,080	$13,497
09/2020	$11,983	$18,355	$13,166
10/2020	$11,711	$17,867	$12,993
11/2020	$13,468	$19,823	$14,741
12/2020	$14,000	$20,585	$15,306
01/2021	$14,112	$20,377	$15,166
02/2021	$14,785	$20,939	$16,082
03/2021	$15,636	$21,856	$17,028
04/2021	$16,143	$23,022	$17,709
05/2021	$16,492	$23,183	$18,123
06/2021	$16,474	$23,724	$17,915
07/2021	$16,439	$24,288	$18,059
08/2021	$16,899	$25,026	$18,417
09/2021	$16,120	$23,863	$17,776
10/2021	$16,905	$25,534	$18,678
11/2021	$16,321	$25,357	$18,020
12/2021	$17,218	$26,494	$19,157
01/2022	$16,829	$25,123	$18,711
02/2022	$16,615	$24,371	$18,493
03/2022	$16,848	$25,276	$19,015
04/2022	$16,005	$23,071	$17,943
05/2022	$16,478	$23,114	$18,292
06/2022	$15,031	$21,206	$16,694
07/2022	$15,998	$23,161	$17,801
08/2022	$15,511	$22,217	$17,270
09/2022	$14,233	$20,170	$15,756
10/2022	$15,888	$21,804	$17,371
11/2022	$16,777	$23,022	$18,457
12/2022	$15,885	$21,696	$17,713
01/2023	$17,248	$23,059	$18,631
02/2023	$16,498	$22,496	$17,974
03/2023	$16,056	$23,322	$17,891
04/2023	$16,022	$23,686	$18,161
05/2023	$15,402	$23,789	$17,460
06/2023	$16,539	$25,361	$18,620
07/2023	$17,248	$26,176	$19,275
08/2023	$16,757	$25,759	$18,754
09/2023	$16,165	$24,531	$18,031
10/2023	$15,517	$24,015	$17,395
11/2023	$16,648	$26,208	$18,707
12/2023	$17,679	$27,399	$19,743
01/2024	$17,946	$27,859	$19,764
02/2024	$18,687	$29,347	$20,493
03/2024	$19,910	$30,291	$21,517
04/2024	$18,871	$29,054	$20,598
05/2024	$19,283	$30,494	$21,251
06/2024	$19,100	$31,589	$21,051
07/2024	$20,200	$31,973	$22,127
08/2024	$20,590	$32,749	$22,721
09/2024	$20,773	$33,448	$23,036
10/2024	$20,590	$33,145	$22,783
11/2024	$22,072	$35,090	$24,238
12/2024	$20,594	$34,254	$22,580

Average Annual Total Returns (%)

HEADER	1 Year	5 Years	10 Years
R6 ClassFootnote Reference1	16.49%	7.36%	7.49%
S&P 500® Index TR	25.02%	14.53%	13.10%
Russell 1000® Value Index	14.37%	8.68%	8.49%
Footnote	Description
Footnote[1]	Return may differ from actual shareholder return due to accounting adjustments for financial reporting purposes.

Performance shown is historical and is not indicative of future returns.  Investment returns and principal value will vary, and shares may be worth more or less at redemption than at original purchase. Performance shown is as of date indicated, and current performance may be lower or higher than the performance data quoted. To obtain performance as of the most recent month end, please visit americanbeaconfunds.com or call 800-967-9009. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Fund's performance benefited from fee waivers. Performance includes historical performance of another Class of the Fund. For more information, visit americanbeaconfunds.com/Performance_Disclaimers.aspx.

The S&P 500 Index TR is replacing the Russell 1000 Value Index as the broad-based securities market index to comply with a new regulatory requirement. The Russell 1000 Value Index reflects the market sectors in which the Fund invests.

Key Fund Statistics

Total Net Assets	$239,711,367
# of Portfolio Holdings	104
Portfolio Turnover Rate	64%
Total Management Fees Paid	$1,736,726

What did the Fund invest in?

 Top Ten Holdings - % Net Assets

Synchrony Financial	3.5
JPMorgan Chase & Co.	2.9
Salesforce, Inc.	2.9
RTX Corp.	2.8
Cisco Systems, Inc.	2.7
Capital One Financial Corp.	2.2
MetLife, Inc.	2.1
eBay, Inc.	2.1
Builders FirstSource, Inc.	2.0
Johnson & Johnson	1.9

Excludes cash equivalents.

Asset Allocation - % Investments

Value	Value
Common Stocks	97.3
Investment Companies	2.3
Foreign Common Stocks	0.4

The Fund may purchase and sell futures contracts to gain market exposure on cash balances.

Sector Allocation - % Equities

Value	Value
Utilities	0.7
Communication Services	2.4
Materials	4.0
Energy	4.3
Consumer Staples	4.4
Consumer Discretionary	4.6
Industrials	12.2
Information Technology	15.8
Health Care	24.2
Financials	27.4

Material Fund Changes

This is a summary of certain changes to the Fund since December 31, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2025  at www.americanbeaconfunds.com/literature or upon request at 800-658-5811.

The Board of the Trust, at the recommendation of the Manager, approved; (i) the termination of the investment advisory agreement among the Manager, Bridgeway Capital Management, LLC and the Trust, on behalf of the American Beacon Man Large Cap Value Fund (formerly known as American Beacon Bridgeway Large Cap Value Fund), effective April 30, 2024, and (ii) a new investment advisory agreement among the Manager, Numeric Investors LLC, and the Trust on behalf of the Funds, effective May 1, 2024.

Additional Information

For additional information about the Fund, including its prospectus, financial statements, holdings, and proxy voting information, please visit www.americanbeaconfunds.com/literature or call 1-800-658-5811.

Householding

If your financial institution mailed only one copy of this Report to an address shared by more than one account, you can request an individual copy by contacting your financial institution.

Man Large Cap Value Fund

Distributed by:

Resolute Investment Distributors, Inc.

Annual Shareholder Report - December 31, 2024

Man LCV_R6 1224

Class R6: BWLRX

American Beacon

AHL Managed Futures Strategy Fund

Class A: AHLAX

Annual Shareholder Report - December 31, 2024

This annual shareholder report contains important information about American Beacon AHL Managed Futures Strategy Fund for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at www.americanbeaconfunds.com/literature. You can also request this information by contacting us at 800-658-5811.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$194	1.92%

How did the Fund perform and what affected its performance?

The A Class of the Fund returned -4.11% (with sales charges) and 1.71% (without sales charges) for the twelve months ended December 31, 2024, compared to the S&P 500 Index return of 25.02%.

• The investment strategy of the Fund’s sub-advisor is designed to capitalize on price trends in a broad range of global markets across multiple asset classes.

• Overall, the market environment over the twelve-month period was conducive to the sub-advisor’s trend following strategy led by performance in U.S. equities.

• Positions in equities and U.S. dollar were the top contributors during the period.

• Positions in fixed income and commodities detracted from performance.

Cumulative Performance from December 31, 2014 through December 31, 2024

The initial investment, based on a $10,000 investment, is adjusted to reflect the maximum applicable sales charge, if any.

	A with Sales Charge	S&P 500® Index TR
12/2014	$9,422	$10,000
01/2015	$9,828	$9,700
02/2015	$9,767	$10,257
03/2015	$9,905	$10,095
04/2015	$9,750	$10,192
05/2015	$9,621	$10,323
06/2015	$9,276	$10,123
07/2015	$9,578	$10,335
08/2015	$9,629	$9,712
09/2015	$9,793	$9,471
10/2015	$9,345	$10,270
11/2015	$9,483	$10,301
12/2015	$9,277	$10,138
01/2016	$9,721	$9,635
02/2016	$9,926	$9,622
03/2016	$9,695	$10,275
04/2016	$9,579	$10,315
05/2016	$9,312	$10,500
06/2016	$9,437	$10,527
07/2016	$9,463	$10,915
08/2016	$9,277	$10,931
09/2016	$9,010	$10,933
10/2016	$8,921	$10,733
11/2016	$9,081	$11,131
12/2016	$9,214	$11,351
01/2017	$9,054	$11,566
02/2017	$9,285	$12,025
03/2017	$9,294	$12,039
04/2017	$9,214	$12,163
05/2017	$9,277	$12,334
06/2017	$9,134	$12,411
07/2017	$9,401	$12,666
08/2017	$9,561	$12,705
09/2017	$9,303	$12,967
10/2017	$9,721	$13,270
11/2017	$9,623	$13,677
12/2017	$9,645	$13,829
01/2018	$10,348	$14,621
02/2018	$9,571	$14,082
03/2018	$9,506	$13,724
04/2018	$9,404	$13,777
05/2018	$9,422	$14,108
06/2018	$9,515	$14,195
07/2018	$9,441	$14,724
08/2018	$9,654	$15,203
09/2018	$9,459	$15,290
10/2018	$9,487	$14,245
11/2018	$9,571	$14,535
12/2018	$9,857	$13,223
01/2019	$9,463	$14,282
02/2019	$9,416	$14,741
03/2019	$9,697	$15,027
04/2019	$9,979	$15,636
05/2019	$9,951	$14,642
06/2019	$9,961	$15,674
07/2019	$10,318	$15,899
08/2019	$10,703	$15,648
09/2019	$10,214	$15,940
10/2019	$9,782	$16,286
11/2019	$9,932	$16,877
12/2019	$9,853	$17,386
01/2020	$9,804	$17,379
02/2020	$10,049	$15,949
03/2020	$10,616	$13,979
04/2020	$10,489	$15,771
05/2020	$10,333	$16,522
06/2020	$10,127	$16,850
07/2020	$10,362	$17,801
08/2020	$10,460	$19,080
09/2020	$10,137	$18,355
10/2020	$9,980	$17,867
11/2020	$10,303	$19,823
12/2020	$10,880	$20,585
01/2021	$10,859	$20,377
02/2021	$11,385	$20,939
03/2021	$11,508	$21,856
04/2021	$11,735	$23,022
05/2021	$11,931	$23,183
06/2021	$11,848	$23,724
07/2021	$11,817	$24,288
08/2021	$11,725	$25,026
09/2021	$11,663	$23,863
10/2021	$11,900	$25,534
11/2021	$11,405	$25,357
12/2021	$11,411	$26,494
01/2022	$11,400	$25,123
02/2022	$11,643	$24,371
03/2022	$12,517	$25,276
04/2022	$12,926	$23,071
05/2022	$12,837	$23,114
06/2022	$12,959	$21,206
07/2022	$12,649	$23,161
08/2022	$13,081	$22,217
09/2022	$14,109	$20,170
10/2022	$13,921	$21,804
11/2022	$13,335	$23,022
12/2022	$13,297	$21,696
01/2023	$13,362	$23,059
02/2023	$13,271	$22,496
03/2023	$12,801	$23,322
04/2023	$12,905	$23,686
05/2023	$12,971	$23,789
06/2023	$13,179	$25,361
07/2023	$13,088	$26,176
08/2023	$12,566	$25,759
09/2023	$13,088	$24,531
10/2023	$13,062	$24,015
11/2023	$12,566	$26,208
12/2023	$12,737	$27,399
01/2024	$12,580	$27,859
02/2024	$13,196	$29,347
03/2024	$13,772	$30,291
04/2024	$14,125	$29,054
05/2024	$13,902	$30,494
06/2024	$13,693	$31,589
07/2024	$13,326	$31,973
08/2024	$12,842	$32,749
09/2024	$12,999	$33,448
10/2024	$12,724	$33,145
11/2024	$12,711	$35,090
12/2024	$12,955	$34,254

Average Annual Total Returns (%)

HEADER	1 Year	5 Years	10 Years
Class A without Sales ChargeFootnote Reference1	1.71%	5.63%	3.24%
Class A with Maximum Sales Charge - 5.75%Footnote Reference1	(4.11)%	4.39%	2.62%
S&P 500® Index TR	25.02%	14.53%	13.10%
Footnote	Description
Footnote[1]	Return may differ from actual shareholder return due to accounting adjustments for financial reporting purposes.

Performance shown is historical and is not indicative of future returns.  Investment returns and principal value will vary, and shares may be worth more or less at redemption than at original purchase. Performance shown is as of date indicated, and current performance may be lower or higher than the performance data quoted. To obtain performance as of the most recent month end, please visit americanbeaconfunds.com or call 800-967-9009. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Fund's performance benefited from fee waivers. For more information, visit americanbeaconfunds.com/Performance_Disclaimers.aspx.

The S&P 500 Index TR is replacing the ICE BofA US 3-Month Treasury Bill Index as broad-based securities market index to comply with a new regulatory requirement.

Key Fund Statistics

Total Net Assets	$3,072,928,252
# of Portfolio Holdings	16
Total Management Fees Paid	$44,861,883

Asset Class Exposure % of VaR*

Value	Value
Currencies	32.7
Commodities	28.8
Equities	19.6
Fixed Income	18.9

*Value at Risk (“VaR”) is a measure of the potential loss in value of a portfolio over a defined period for a given confidence interval. A one-day VaR at the 95% confidence level represents that there is a 5% probability that the mark-to-market loss on the portfolio over a one day horizon will exceed this value (assuming normal markets and no trading in the portfolio).

What did the Fund invest in?

Top Active Exposures by Asset Class % of VaR*

Commodities	Header	% of VaR
Copper	Short	4.0
Natural Gas	Long	3.9
Coffee	Long	2.4
Cocoa	Long	2.3
Soybeans	Short	2.1
Currencies	Header	% of VaR
Japanese Yen/US Dollar	Short	7.2
Swiss Franc/US Dollar	Short	2.1
Norwegian Krone/US Dollar	Short	1.7
Swedish Krona/US Dollar	Short	1.6
Canadian Dollar/US Dollar	Short	1.6
Equities	Header	% of VaR
Nikkei	Long	2.6
FTSE Taiwan Index	Long	2.0
NASDAQ 100 Index	Long	1.6
Tokyo Stock Exchange Index	Long	1.5
DAX Index	Long	1.4
Fixed Income	Header	% of VaR
US Treasuries	Short	6.2
Euribor	Long	2.7
SOFR 3Mth Index	Short	2.6
Australian Bonds	Short	2.1
SONIA 3Mth Index	Short	1.9

Holdings Summary

Number of Currency Pairs	37
Number of Short Holdings	32
Number of Long Holdings	30

Top Ten Holdings - % of VaR*

Japanese Yen/US Dollar	Short	7.2
US Treasuries	Short	6.2
Copper	Short	4.0
Natural Gas	Long	3.9
Euribor	Long	2.7
Nikkei	Long	2.6
SOFR 3Mth Index	Short	2.6
Coffee	Long	2.4
Cocoa	Long	2.3
Australian Bonds	Short	2.1

Includes long positions only.

Additional Information

For additional information about the Fund, including its prospectus, financial statements, holdings, and proxy voting information, please visit www.americanbeaconfunds.com/literature or call 1-800-658-5811.

Householding

If your financial institution mailed only one copy of this Report to an address shared by more than one account, you can request an individual copy by contacting your financial institution.

Annual Shareholder Report - December 31, 2024

Distributed by:

Resolute Investment Distributors, Inc.

AHL Managed Futures Strategy Fund

AHL MFS_A 1224

Class A: AHLAX

American Beacon

AHL Managed Futures Strategy Fund

Class C: AHLCX

Annual Shareholder Report - December 31, 2024

This annual shareholder report contains important information about American Beacon AHL Managed Futures Strategy Fund for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at www.americanbeaconfunds.com/literature. You can also request this information by contacting us at 800-658-5811.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$260	2.59%

How did the Fund perform and what affected its performance?

The C Class of the Fund returned -0.04% (with sales charges) and 0.96% (without sales charges) for the twelve months ended December 31, 2024, compared to the S&P 500 Index return of 25.02%.

• The investment strategy of the Fund’s sub-advisor is designed to capitalize on price trends in a broad range of global markets across multiple asset classes.

• Overall, the market environment over the twelve-month period was conducive to the sub-advisor’s trend following strategy led by performance in U.S. equities.

• Positions in equities and U.S. dollar were the top contributors during the period.

• Positions in fixed income and commodities detracted from performance.

Cumulative Performance from December 31, 2014 through December 31, 2024

The initial investment, based on a $10,000 investment, is adjusted to reflect the maximum applicable sales charge, if any.

	C with Sales Charge	S&P 500® Index TR
12/2014	$10,000	$10,000
01/2015	$10,422	$9,700
02/2015	$10,349	$10,257
03/2015	$10,486	$10,095
04/2015	$10,321	$10,192
05/2015	$10,174	$10,323
06/2015	$9,807	$10,123
07/2015	$10,119	$10,335
08/2015	$10,165	$9,712
09/2015	$10,330	$9,471
10/2015	$9,853	$10,270
11/2015	$9,991	$10,301
12/2015	$9,770	$10,138
01/2016	$10,233	$9,635
02/2016	$10,441	$9,622
03/2016	$10,195	$10,275
04/2016	$10,063	$10,315
05/2016	$9,770	$10,500
06/2016	$9,902	$10,527
07/2016	$9,931	$10,915
08/2016	$9,723	$10,931
09/2016	$9,439	$10,933
10/2016	$9,335	$10,733
11/2016	$9,496	$11,131
12/2016	$9,628	$11,351
01/2017	$9,458	$11,566
02/2017	$9,694	$12,025
03/2017	$9,704	$12,039
04/2017	$9,600	$12,163
05/2017	$9,666	$12,334
06/2017	$9,515	$12,411
07/2017	$9,789	$12,666
08/2017	$9,950	$12,705
09/2017	$9,676	$12,967
10/2017	$10,101	$13,270
11/2017	$9,997	$13,677
12/2017	$10,019	$13,829
01/2018	$10,738	$14,621
02/2018	$9,931	$14,082
03/2018	$9,852	$13,724
04/2018	$9,744	$13,777
05/2018	$9,754	$14,108
06/2018	$9,842	$14,195
07/2018	$9,763	$14,724
08/2018	$9,970	$15,203
09/2018	$9,763	$15,290
10/2018	$9,793	$14,245
11/2018	$9,862	$14,535
12/2018	$10,160	$13,223
01/2019	$9,743	$14,282
02/2019	$9,694	$14,741
03/2019	$9,981	$15,027
04/2019	$10,259	$15,636
05/2019	$10,219	$14,642
06/2019	$10,229	$15,674
07/2019	$10,586	$15,899
08/2019	$10,972	$15,648
09/2019	$10,467	$15,940
10/2019	$10,021	$16,286
11/2019	$10,170	$16,877
12/2019	$10,080	$17,386
01/2020	$10,018	$17,379
02/2020	$10,265	$15,949
03/2020	$10,840	$13,979
04/2020	$10,696	$15,771
05/2020	$10,542	$16,522
06/2020	$10,316	$16,850
07/2020	$10,552	$17,801
08/2020	$10,645	$19,080
09/2020	$10,306	$18,355
10/2020	$10,142	$17,867
11/2020	$10,470	$19,823
12/2020	$11,050	$20,585
01/2021	$11,007	$20,377
02/2021	$11,545	$20,939
03/2021	$11,663	$21,856
04/2021	$11,889	$23,022
05/2021	$12,072	$23,183
06/2021	$11,975	$23,724
07/2021	$11,943	$24,288
08/2021	$11,846	$25,026
09/2021	$11,771	$23,863
10/2021	$11,997	$25,534
11/2021	$11,491	$25,357
12/2021	$11,493	$26,494
01/2022	$11,470	$25,123
02/2022	$11,723	$24,371
03/2022	$12,585	$25,276
04/2022	$12,987	$23,071
05/2022	$12,895	$23,114
06/2022	$13,010	$21,206
07/2022	$12,688	$23,161
08/2022	$13,113	$22,217
09/2022	$14,148	$20,170
10/2022	$13,941	$21,804
11/2022	$13,355	$23,022
12/2022	$13,299	$21,696
01/2023	$13,366	$23,059
02/2023	$13,258	$22,496
03/2023	$12,783	$23,322
04/2023	$12,878	$23,686
05/2023	$12,932	$23,789
06/2023	$13,149	$25,361
07/2023	$13,041	$26,176
08/2023	$12,512	$25,759
09/2023	$13,041	$24,531
10/2023	$13,000	$24,015
11/2023	$12,499	$26,208
12/2023	$12,661	$27,399
01/2024	$12,499	$27,859
02/2024	$13,095	$29,347
03/2024	$13,651	$30,291
04/2024	$14,003	$29,054
05/2024	$13,773	$30,494
06/2024	$13,556	$31,589
07/2024	$13,190	$31,973
08/2024	$12,716	$32,749
09/2024	$12,865	$33,448
10/2024	$12,566	$33,145
11/2024	$12,553	$35,090
12/2024	$12,783	$34,254

Average Annual Total Returns (%)

HEADER	1 Year	5 Years	10 Years
Class C without Deferred Sales ChargeFootnote Reference1	0.96%	4.87%	2.49%
Class C with Maximum Deferred Sales Charge -1.00%Footnote Reference1	(0.04)%	4.87%	2.49%
S&P 500® Index TR	25.02%	14.53%	13.10%
Footnote	Description
Footnote[1]	Return may differ from actual shareholder return due to accounting adjustments for financial reporting purposes.

Performance shown is historical and is not indicative of future returns.  Investment returns and principal value will vary, and shares may be worth more or less at redemption than at original purchase. Performance shown is as of date indicated, and current performance may be lower or higher than the performance data quoted. To obtain performance as of the most recent month end, please visit americanbeaconfunds.com or call 800-967-9009. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Fund's performance benefited from fee waivers. For more information, visit americanbeaconfunds.com/Performance_Disclaimers.aspx.

The S&P 500 Index TR is replacing the ICE BofA US 3-Month Treasury Bill Index as broad-based securities market index to comply with a new regulatory requirement.

Key Fund Statistics

Total Net Assets	$3,072,928,252
# of Portfolio Holdings	16
Total Management Fees Paid	$44,861,883

Asset Class Exposure % of VaR*

Value	Value
Currencies	32.7
Commodities	28.8
Equities	19.6
Fixed Income	18.9

*Value at Risk (“VaR”) is a measure of the potential loss in value of a portfolio over a defined period for a given confidence interval. A one-day VaR at the 95% confidence level represents that there is a 5% probability that the mark-to-market loss on the portfolio over a one day horizon will exceed this value (assuming normal markets and no trading in the portfolio).

What did the Fund invest in?

Top Active Exposures by Asset Class % of VaR*

Commodities	Header	% of VaR
Copper	Short	4.0
Natural Gas	Long	3.9
Coffee	Long	2.4
Cocoa	Long	2.3
Soybeans	Short	2.1
Currencies	Header	% of VaR
Japanese Yen/US Dollar	Short	7.2
Swiss Franc/US Dollar	Short	2.1
Norwegian Krone/US Dollar	Short	1.7
Swedish Krona/US Dollar	Short	1.6
Canadian Dollar/US Dollar	Short	1.6
Equities	Header	% of VaR
Nikkei	Long	2.6
FTSE Taiwan Index	Long	2.0
NASDAQ 100 Index	Long	1.6
Tokyo Stock Exchange Index	Long	1.5
DAX Index	Long	1.4
Fixed Income	Header	% of VaR
US Treasuries	Short	6.2
Euribor	Long	2.7
SOFR 3Mth Index	Short	2.6
Australian Bonds	Short	2.1
SONIA 3Mth Index	Short	1.9

Holdings Summary

Number of Currency Pairs	37
Number of Short Holdings	32
Number of Long Holdings	30

Top Ten Holdings - % of VaR*

Japanese Yen/US Dollar	Short	7.2
US Treasuries	Short	6.2
Copper	Short	4.0
Natural Gas	Long	3.9
Euribor	Long	2.7
Nikkei	Long	2.6
SOFR 3Mth Index	Short	2.6
Coffee	Long	2.4
Cocoa	Long	2.3
Australian Bonds	Short	2.1

Includes long positions only.

Additional Information

For additional information about the Fund, including its prospectus, financial statements, holdings, and proxy voting information, please visit www.americanbeaconfunds.com/literature or call 1-800-658-5811.

Householding

If your financial institution mailed only one copy of this Report to an address shared by more than one account, you can request an individual copy by contacting your financial institution.

Annual Shareholder Report - December 31, 2024

Distributed by:

Resolute Investment Distributors, Inc.

AHL Managed Futures Strategy Fund

AHL MFS_C 1224

Class C: AHLCX

American Beacon

AHL Managed Futures Strategy Fund

Class R5: AHLIX

Annual Shareholder Report - December 31, 2024

This annual shareholder report contains important information about American Beacon AHL Managed Futures Strategy Fund for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at www.americanbeaconfunds.com/literature. You can also request this information by contacting us at 800-658-5811.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R5	$155	1.53%

How did the Fund perform and what affected its performance?

The R5 Class of the Fund returned 2.07% for the twelve months ended December 31, 2024, compared to the S&P 500 Index return of 25.02%.

• The investment strategy of the Fund’s sub-advisor is designed to capitalize on price trends in a broad range of global markets across multiple asset classes.

• Overall, the market environment over the twelve-month period was conducive to the sub-advisor’s trend following strategy led by performance in U.S. equities.

• Positions in equities and U.S. dollar were the top contributors during the period.

• Positions in fixed income and commodities detracted from performance.

Cumulative Performance from December 31, 2014 through December 31, 2024

The initial investment, based on a $250,000 investment, is adjusted to reflect the maximum applicable sales charge, if any.

	R5	S&P 500® Index TR
12/2014	$250,000	$250,000
01/2015	$260,731	$242,495
02/2015	$259,132	$256,432
03/2015	$263,014	$252,376
04/2015	$258,904	$254,798
05/2015	$255,479	$258,074
06/2015	$246,347	$253,078
07/2015	$254,795	$258,381
08/2015	$256,164	$242,791
09/2015	$260,502	$236,784
10/2015	$248,630	$256,758
11/2015	$252,511	$257,521
12/2015	$247,121	$253,459
01/2016	$259,170	$240,882
02/2016	$264,840	$240,557
03/2016	$258,698	$256,876
04/2016	$255,627	$257,872
05/2016	$248,539	$262,503
06/2016	$251,846	$263,183
07/2016	$252,791	$272,886
08/2016	$247,830	$273,269
09/2016	$240,979	$273,320
10/2016	$238,616	$268,335
11/2016	$242,869	$278,273
12/2016	$246,413	$283,773
01/2017	$242,160	$289,155
02/2017	$248,775	$300,637
03/2017	$249,011	$300,987
04/2017	$246,649	$304,078
05/2017	$248,775	$308,357
06/2017	$244,995	$310,282
07/2017	$252,083	$316,662
08/2017	$256,572	$317,632
09/2017	$249,720	$324,184
10/2017	$260,824	$331,749
11/2017	$258,462	$341,924
12/2017	$259,260	$345,725
01/2018	$278,182	$365,519
02/2018	$257,540	$352,047
03/2018	$255,820	$343,101
04/2018	$253,117	$344,417
05/2018	$253,608	$352,712
06/2018	$256,311	$354,882
07/2018	$254,345	$368,089
08/2018	$259,997	$380,083
09/2018	$255,082	$382,247
10/2018	$255,820	$356,120
11/2018	$258,031	$363,377
12/2018	$265,782	$330,567
01/2019	$255,521	$357,058
02/2019	$254,269	$368,522
03/2019	$262,028	$375,683
04/2019	$269,535	$390,895
05/2019	$269,035	$366,054
06/2019	$269,285	$391,852
07/2019	$279,046	$397,484
08/2019	$289,557	$391,188
09/2019	$276,543	$398,507
10/2019	$264,780	$407,138
11/2019	$269,035	$421,917
12/2019	$266,925	$434,651
01/2020	$265,618	$434,481
02/2020	$272,416	$398,715
03/2020	$287,840	$349,468
04/2020	$284,442	$394,268
05/2020	$280,520	$413,046
06/2020	$274,768	$421,261
07/2020	$281,304	$445,013
08/2020	$284,180	$477,001
09/2020	$275,291	$458,877
10/2020	$271,108	$446,674
11/2020	$279,997	$495,568
12/2020	$295,685	$514,622
01/2021	$294,857	$509,426
02/2021	$309,476	$523,474
03/2021	$313,062	$546,400
04/2021	$319,130	$575,560
05/2021	$324,647	$579,580
06/2021	$322,440	$593,110
07/2021	$321,613	$607,200
08/2021	$319,130	$625,662
09/2021	$317,475	$596,563
10/2021	$323,819	$638,359
11/2021	$310,580	$633,936
12/2021	$310,819	$662,346
01/2022	$310,522	$628,072
02/2022	$317,337	$609,266
03/2022	$341,041	$631,888
04/2022	$352,301	$576,786
05/2022	$350,227	$577,845
06/2022	$353,486	$530,147
07/2022	$345,190	$579,029
08/2022	$357,042	$555,415
09/2022	$385,190	$504,262
10/2022	$380,153	$545,088
11/2022	$364,449	$575,550
12/2022	$363,428	$542,390
01/2023	$365,172	$576,470
02/2023	$362,731	$562,405
03/2023	$350,175	$583,053
04/2023	$352,965	$592,154
05/2023	$355,058	$594,728
06/2023	$360,987	$634,024
07/2023	$358,546	$654,392
08/2023	$344,246	$643,973
09/2023	$358,894	$613,270
10/2023	$358,197	$600,375
11/2023	$344,594	$655,205
12/2023	$349,443	$684,971
01/2024	$345,212	$696,481
02/2024	$362,138	$733,670
03/2024	$378,005	$757,276
04/2024	$387,879	$726,345
05/2024	$381,884	$762,361
06/2024	$376,242	$789,716
07/2024	$366,369	$799,329
08/2024	$353,322	$818,718
09/2024	$357,906	$836,203
10/2024	$349,796	$828,620
11/2024	$349,796	$877,261
12/2024	$356,694	$856,349

Average Annual Total Returns (%)

HEADER	1 Year	5 Years	10 Years
Class R5Footnote Reference1	2.07%	5.97%	3.62%
S&P 500® Index TR	25.02%	14.53%	13.10%
Footnote	Description
Footnote[1]	Return may differ from actual shareholder return due to accounting adjustments for financial reporting purposes.

Performance shown is historical and is not indicative of future returns.  Investment returns and principal value will vary, and shares may be worth more or less at redemption than at original purchase. Performance shown is as of date indicated, and current performance may be lower or higher than the performance data quoted. To obtain performance as of the most recent month end, please visit americanbeaconfunds.com or call 800-967-9009. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Fund's performance benefited from fee waivers. For more information, visit americanbeaconfunds.com/Performance_Disclaimers.aspx.

The S&P 500 Index TR is replacing the ICE BofA US 3-Month Treasury Bill Index as broad-based securities market index to comply with a new regulatory requirement.

Key Fund Statistics

Total Net Assets	$3,072,928,252
# of Portfolio Holdings	16
Total Management Fees Paid	$44,861,883

Asset Class Exposure % of VaR*

Value	Value
Currencies	32.7
Commodities	28.8
Equities	19.6
Fixed Income	18.9

*Value at Risk (“VaR”) is a measure of the potential loss in value of a portfolio over a defined period for a given confidence interval. A one-day VaR at the 95% confidence level represents that there is a 5% probability that the mark-to-market loss on the portfolio over a one day horizon will exceed this value (assuming normal markets and no trading in the portfolio).

What did the Fund invest in?

Top Active Exposures by Asset Class % of VaR*

Commodities	Header	% of VaR
Copper	Short	4.0
Natural Gas	Long	3.9
Coffee	Long	2.4
Cocoa	Long	2.3
Soybeans	Short	2.1
Currencies	Header	% of VaR
Japanese Yen/US Dollar	Short	7.2
Swiss Franc/US Dollar	Short	2.1
Norwegian Krone/US Dollar	Short	1.7
Swedish Krona/US Dollar	Short	1.6
Canadian Dollar/US Dollar	Short	1.6
Equities	Header	% of VaR
Nikkei	Long	2.6
FTSE Taiwan Index	Long	2.0
NASDAQ 100 Index	Long	1.6
Tokyo Stock Exchange Index	Long	1.5
DAX Index	Long	1.4
Fixed Income	Header	% of VaR
US Treasuries	Short	6.2
Euribor	Long	2.7
SOFR 3Mth Index	Short	2.6
Australian Bonds	Short	2.1
SONIA 3Mth Index	Short	1.9

Holdings Summary

Number of Currency Pairs	37
Number of Short Holdings	32
Number of Long Holdings	30

Top Ten Holdings - % of VaR*

Japanese Yen/US Dollar	Short	7.2
US Treasuries	Short	6.2
Copper	Short	4.0
Natural Gas	Long	3.9
Euribor	Long	2.7
Nikkei	Long	2.6
SOFR 3Mth Index	Short	2.6
Coffee	Long	2.4
Cocoa	Long	2.3
Australian Bonds	Short	2.1

Includes long positions only.

Additional Information

For additional information about the Fund, including its prospectus, financial statements, holdings, and proxy voting information, please visit www.americanbeaconfunds.com/literature or call 1-800-658-5811.

Householding

If your financial institution mailed only one copy of this Report to an address shared by more than one account, you can request an individual copy by contacting your financial institution.

Annual Shareholder Report - December 31, 2024

Distributed by:

Resolute Investment Distributors, Inc.

AHL Managed Futures Strategy Fund

AHL MFS_R5 1224

Class R5: AHLIX

American Beacon

AHL Managed Futures Strategy Fund

Class Y: AHLYX

Annual Shareholder Report - December 31, 2024

This annual shareholder report contains important information about American Beacon AHL Managed Futures Strategy Fund for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at www.americanbeaconfunds.com/literature. You can also request this information by contacting us at 800-658-5811.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Y	$165	1.63%

How did the Fund perform and what affected its performance?

The Y Class of the Fund returned 1.99% for the twelve months ended December 31, 2024, compared to the S&P 500 Index return of 25.02%.

• The investment strategy of the Fund’s sub-advisor is designed to capitalize on price trends in a broad range of global markets across multiple asset classes.

• Overall, the market environment over the twelve-month period was conducive to the sub-advisor’s trend following strategy led by performance in U.S. equities.

• Positions in equities and U.S. dollar were the top contributors during the period.

• Positions in fixed income and commodities detracted from performance.

Cumulative Performance from December 31, 2014 through December 31, 2024

The initial investment, based on a $100,000 investment, is adjusted to reflect the maximum applicable sales charge, if any.

#ERROR:A result could not be returned because the conditional could not be evaluated to a True/False value (#ERROR:Invalid Formula (#!=""), 'Multiple values from an iterator cannot be used in a formula unless they are aggregrated.')
	Y	S&P 500® Index TR
12/2014	$100,000	$100,000
01/2015	$104,296	$96,998
02/2015	$103,748	$102,573
03/2015	$105,210	$100,951
04/2015	$103,656	$101,919
05/2015	$102,285	$103,230
06/2015	$98,537	$101,231
07/2015	$101,828	$103,352
08/2015	$102,468	$97,117
09/2015	$104,205	$94,714
10/2015	$99,452	$102,703
11/2015	$100,914	$103,008
12/2015	$98,756	$101,384
01/2016	$103,580	$96,353
02/2016	$105,756	$96,223
03/2016	$103,391	$102,750
04/2016	$102,161	$103,149
05/2016	$99,229	$105,001
06/2016	$100,648	$105,273
07/2016	$101,026	$109,154
08/2016	$99,040	$109,308
09/2016	$96,202	$109,328
10/2016	$95,256	$107,334
11/2016	$96,959	$111,309
12/2016	$98,378	$113,509
01/2017	$96,675	$115,662
02/2017	$99,229	$120,255
03/2017	$99,418	$120,395
04/2017	$98,472	$121,631
05/2017	$99,229	$123,343
06/2017	$97,716	$124,113
07/2017	$100,648	$126,665
08/2017	$102,351	$127,053
09/2017	$99,607	$129,674
10/2017	$104,053	$132,700
11/2017	$103,107	$136,769
12/2017	$103,427	$138,290
01/2018	$110,906	$146,208
02/2018	$102,640	$140,819
03/2018	$101,951	$137,240
04/2018	$100,869	$137,767
05/2018	$101,164	$141,085
06/2018	$102,148	$141,953
07/2018	$101,459	$147,236
08/2018	$103,722	$152,033
09/2018	$101,656	$152,899
10/2018	$101,951	$142,448
11/2018	$102,837	$145,351
12/2018	$105,983	$132,227
01/2019	$101,776	$142,823
02/2019	$101,275	$147,409
03/2019	$104,380	$150,273
04/2019	$107,385	$156,358
05/2019	$107,085	$146,422
06/2019	$107,285	$156,741
07/2019	$111,092	$158,994
08/2019	$115,299	$156,475
09/2019	$110,090	$159,403
10/2019	$105,482	$162,855
11/2019	$107,085	$168,767
12/2019	$106,339	$173,861
01/2020	$105,711	$173,792
02/2020	$108,430	$159,486
03/2020	$114,599	$139,787
04/2020	$113,240	$157,707
05/2020	$111,567	$165,219
06/2020	$109,371	$168,504
07/2020	$111,985	$178,005
08/2020	$113,031	$190,801
09/2020	$109,580	$183,551
10/2020	$107,803	$178,669
11/2020	$111,462	$198,227
12/2020	$117,722	$205,849
01/2021	$117,391	$203,771
02/2021	$123,129	$209,390
03/2021	$124,563	$218,560
04/2021	$127,101	$230,224
05/2021	$129,197	$231,832
06/2021	$128,314	$237,244
07/2021	$127,983	$242,880
08/2021	$127,101	$250,265
09/2021	$126,328	$238,625
10/2021	$128,976	$255,344
11/2021	$123,570	$253,574
12/2021	$123,771	$264,939
01/2022	$123,534	$251,229
02/2022	$126,261	$243,707
03/2022	$135,746	$252,755
04/2022	$140,251	$230,715
05/2022	$139,421	$231,138
06/2022	$140,606	$212,059
07/2022	$137,405	$231,612
08/2022	$142,029	$222,166
09/2022	$153,292	$201,705
10/2022	$151,276	$218,035
11/2022	$144,993	$230,220
12/2022	$144,618	$216,956
01/2023	$145,316	$230,588
02/2023	$144,339	$224,962
03/2023	$139,313	$233,221
04/2023	$140,430	$236,861
05/2023	$141,128	$237,891
06/2023	$143,501	$253,610
07/2023	$142,524	$261,757
08/2023	$136,801	$257,589
09/2023	$142,664	$245,308
10/2023	$142,384	$240,150
11/2023	$136,940	$262,082
12/2023	$138,851	$273,988
01/2024	$137,160	$278,593
02/2024	$143,926	$293,468
03/2024	$150,128	$302,910
04/2024	$154,076	$290,538
05/2024	$151,679	$304,944
06/2024	$149,424	$315,886
07/2024	$145,477	$319,732
08/2024	$140,261	$327,487
09/2024	$142,093	$334,481
10/2024	$138,992	$331,448
11/2024	$138,992	$350,904
12/2024	$141,610	$342,540

Average Annual Total Returns (%)

HEADER	1 Year	5 Years	10 Years
Class YFootnote Reference1	1.99%	5.90%	3.54%
S&P 500® Index TR	25.02%	14.53%	13.10%
Footnote	Description
Footnote[1]	Return may differ from actual shareholder return due to accounting adjustments for financial reporting purposes.

Performance shown is historical and is not indicative of future returns.  Investment returns and principal value will vary, and shares may be worth more or less at redemption than at original purchase. Performance shown is as of date indicated, and current performance may be lower or higher than the performance data quoted. To obtain performance as of the most recent month end, please visit americanbeaconfunds.com or call 800-967-9009. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Fund's performance benefited from fee waivers. For more information, visit americanbeaconfunds.com/Performance_Disclaimers.aspx.

The S&P 500 Index TR is replacing the ICE BofA US 3-Month Treasury Bill Index as broad-based securities market index to comply with a new regulatory requirement.

Key Fund Statistics

Total Net Assets	$3,072,928,252
# of Portfolio Holdings	16
Total Management Fees Paid	$44,861,883

Asset Class Exposure % of VaR*

Value	Value
Currencies	32.7
Commodities	28.8
Equities	19.6
Fixed Income	18.9

*Value at Risk (“VaR”) is a measure of the potential loss in value of a portfolio over a defined period for a given confidence interval. A one-day VaR at the 95% confidence level represents that there is a 5% probability that the mark-to-market loss on the portfolio over a one day horizon will exceed this value (assuming normal markets and no trading in the portfolio).

What did the Fund invest in?

Top Active Exposures by Asset Class % of VaR*

Commodities	Header	% of VaR
Copper	Short	4.0
Natural Gas	Long	3.9
Coffee	Long	2.4
Cocoa	Long	2.3
Soybeans	Short	2.1
Currencies	Header	% of VaR
Japanese Yen/US Dollar	Short	7.2
Swiss Franc/US Dollar	Short	2.1
Norwegian Krone/US Dollar	Short	1.7
Swedish Krona/US Dollar	Short	1.6
Canadian Dollar/US Dollar	Short	1.6
Equities	Header	% of VaR
Nikkei	Long	2.6
FTSE Taiwan Index	Long	2.0
NASDAQ 100 Index	Long	1.6
Tokyo Stock Exchange Index	Long	1.5
DAX Index	Long	1.4
Fixed Income	Header	% of VaR
US Treasuries	Short	6.2
Euribor	Long	2.7
SOFR 3Mth Index	Short	2.6
Australian Bonds	Short	2.1
SONIA 3Mth Index	Short	1.9

Holdings Summary

Number of Currency Pairs	37
Number of Short Holdings	32
Number of Long Holdings	30

Top Ten Holdings - % of VaR*

Japanese Yen/US Dollar	Short	7.2
US Treasuries	Short	6.2
Copper	Short	4.0
Natural Gas	Long	3.9
Euribor	Long	2.7
Nikkei	Long	2.6
SOFR 3Mth Index	Short	2.6
Coffee	Long	2.4
Cocoa	Long	2.3
Australian Bonds	Short	2.1

Includes long positions only.

Additional Information

For additional information about the Fund, including its prospectus, financial statements, holdings, and proxy voting information, please visit www.americanbeaconfunds.com/literature or call 1-800-658-5811.

Householding

If your financial institution mailed only one copy of this Report to an address shared by more than one account, you can request an individual copy by contacting your financial institution.

Annual Shareholder Report - December 31, 2024

Distributed by:

Resolute Investment Distributors, Inc.

AHL Managed Futures Strategy Fund

AHL MFS_Y 1224

Class Y: AHLYX

American Beacon

AHL Managed Futures Strategy Fund

Investor Class: AHLPX

Annual Shareholder Report - December 31, 2024

This annual shareholder report contains important information about American Beacon AHL Managed Futures Strategy Fund for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at www.americanbeaconfunds.com/literature. You can also request this information by contacting us at 800-658-5811.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$193	1.91%

How did the Fund perform and what affected its performance?

The Investor Class of the Fund returned 1.74% for the twelve months ended December 31, 2024, compared to the S&P 500 Index return of 25.02%.

• The investment strategy of the Fund’s sub-advisor is designed to capitalize on price trends in a broad range of global markets across multiple asset classes.

• Overall, the market environment over the twelve-month period was conducive to the sub-advisor’s trend following strategy led by performance in U.S. equities.

• Positions in equities and U.S. dollar were the top contributors during the period.

• Positions in fixed income and commodities detracted from performance.

Cumulative Performance from December 31, 2014 through December 31, 2024

The initial investment, based on a $10,000 investment, is adjusted to reflect the maximum applicable sales charge, if any.

	Investor	S&P 500® Index TR
12/2014	$10,000	$10,000
01/2015	$10,421	$9,700
02/2015	$10,366	$10,257
03/2015	$10,512	$10,095
04/2015	$10,348	$10,192
05/2015	$10,210	$10,323
06/2015	$9,844	$10,123
07/2015	$10,165	$10,335
08/2015	$10,220	$9,712
09/2015	$10,393	$9,471
10/2015	$9,918	$10,270
11/2015	$10,064	$10,301
12/2015	$9,846	$10,138
01/2016	$10,319	$9,635
02/2016	$10,536	$9,622
03/2016	$10,290	$10,275
04/2016	$10,167	$10,315
05/2016	$9,884	$10,500
06/2016	$10,016	$10,527
07/2016	$10,054	$10,915
08/2016	$9,846	$10,931
09/2016	$9,562	$10,933
10/2016	$9,468	$10,733
11/2016	$9,638	$11,131
12/2016	$9,780	$11,351
01/2017	$9,609	$11,566
02/2017	$9,865	$12,025
03/2017	$9,874	$12,039
04/2017	$9,780	$12,163
05/2017	$9,855	$12,334
06/2017	$9,695	$12,411
07/2017	$9,988	$12,666
08/2017	$10,158	$12,705
09/2017	$9,884	$12,967
10/2017	$10,319	$13,270
11/2017	$10,224	$13,677
12/2017	$10,247	$13,829
01/2018	$10,995	$14,621
02/2018	$10,168	$14,082
03/2018	$10,099	$13,724
04/2018	$9,991	$13,777
05/2018	$10,010	$14,108
06/2018	$10,109	$14,195
07/2018	$10,030	$14,724
08/2018	$10,257	$15,203
09/2018	$10,050	$15,290
10/2018	$10,079	$14,245
11/2018	$10,168	$14,535
12/2018	$10,467	$13,223
01/2019	$10,057	$14,282
02/2019	$10,007	$14,741
03/2019	$10,307	$15,027
04/2019	$10,597	$15,636
05/2019	$10,577	$14,642
06/2019	$10,587	$15,674
07/2019	$10,966	$15,899
08/2019	$11,376	$15,648
09/2019	$10,856	$15,940
10/2019	$10,397	$16,286
11/2019	$10,557	$16,877
12/2019	$10,475	$17,386
01/2020	$10,413	$17,379
02/2020	$10,673	$15,949
03/2020	$11,287	$13,979
04/2020	$11,141	$15,771
05/2020	$10,985	$16,522
06/2020	$10,767	$16,850
07/2020	$11,016	$17,801
08/2020	$11,120	$19,080
09/2020	$10,767	$18,355
10/2020	$10,600	$17,867
11/2020	$10,954	$19,823
12/2020	$11,567	$20,585
01/2021	$11,535	$20,377
02/2021	$12,093	$20,939
03/2021	$12,225	$21,856
04/2021	$12,466	$23,022
05/2021	$12,674	$23,183
06/2021	$12,575	$23,724
07/2021	$12,542	$24,288
08/2021	$12,455	$25,026
09/2021	$12,378	$23,863
10/2021	$12,630	$25,534
11/2021	$12,104	$25,357
12/2021	$12,110	$26,494
01/2022	$12,087	$25,123
02/2022	$12,357	$24,371
03/2022	$13,272	$25,276
04/2022	$13,706	$23,071
05/2022	$13,624	$23,114
06/2022	$13,741	$21,206
07/2022	$13,425	$23,161
08/2022	$13,870	$22,217
09/2022	$14,974	$20,170
10/2022	$14,762	$21,804
11/2022	$14,152	$23,022
12/2022	$14,105	$21,696
01/2023	$14,174	$23,059
02/2023	$14,078	$22,496
03/2023	$13,580	$23,322
04/2023	$13,691	$23,686
05/2023	$13,760	$23,789
06/2023	$13,981	$25,361
07/2023	$13,884	$26,176
08/2023	$13,332	$25,759
09/2023	$13,898	$24,531
10/2023	$13,871	$24,015
11/2023	$13,332	$26,208
12/2023	$13,513	$27,399
01/2024	$13,346	$27,859
02/2024	$13,999	$29,347
03/2024	$14,611	$30,291
04/2024	$14,986	$29,054
05/2024	$14,750	$30,494
06/2024	$14,527	$31,589
07/2024	$14,138	$31,973
08/2024	$13,638	$32,749
09/2024	$13,805	$33,448
10/2024	$13,499	$33,145
11/2024	$13,499	$35,090
12/2024	$13,748	$34,254

Average Annual Total Returns (%)

HEADER	1 Year	5 Years	10 Years
Investor ClassFootnote Reference1	1.74%	5.59%	3.23%
S&P 500® Index TR	25.02%	14.53%	13.10%
Footnote	Description
Footnote[1]	Return may differ from actual shareholder return due to accounting adjustments for financial reporting purposes.

Performance shown is historical and is not indicative of future returns.  Investment returns and principal value will vary, and shares may be worth more or less at redemption than at original purchase. Performance shown is as of date indicated, and current performance may be lower or higher than the performance data quoted. To obtain performance as of the most recent month end, please visit americanbeaconfunds.com or call 800-967-9009. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Fund's performance benefited from fee waivers. For more information, visit americanbeaconfunds.com/Performance_Disclaimers.aspx.

The S&P 500 Index TR is replacing the ICE BofA US 3-Month Treasury Bill Index as broad-based securities market index to comply with a new regulatory requirement.

Key Fund Statistics

Total Net Assets	$3,072,928,252
# of Portfolio Holdings	16
Total Management Fees Paid	$44,861,883

Asset Class Exposure % of VaR*

Value	Value
Currencies	32.7
Commodities	28.8
Equities	19.6
Fixed Income	18.9

*Value at Risk (“VaR”) is a measure of the potential loss in value of a portfolio over a defined period for a given confidence interval. A one-day VaR at the 95% confidence level represents that there is a 5% probability that the mark-to-market loss on the portfolio over a one day horizon will exceed this value (assuming normal markets and no trading in the portfolio).

What did the Fund invest in?

Top Active Exposures by Asset Class % of VaR*

Commodities	Header	% of VaR
Copper	Short	4.0
Natural Gas	Long	3.9
Coffee	Long	2.4
Cocoa	Long	2.3
Soybeans	Short	2.1
Currencies	Header	% of VaR
Japanese Yen/US Dollar	Short	7.2
Swiss Franc/US Dollar	Short	2.1
Norwegian Krone/US Dollar	Short	1.7
Swedish Krona/US Dollar	Short	1.6
Canadian Dollar/US Dollar	Short	1.6
Equities	Header	% of VaR
Nikkei	Long	2.6
FTSE Taiwan Index	Long	2.0
NASDAQ 100 Index	Long	1.6
Tokyo Stock Exchange Index	Long	1.5
DAX Index	Long	1.4
Fixed Income	Header	% of VaR
US Treasuries	Short	6.2
Euribor	Long	2.7
SOFR 3Mth Index	Short	2.6
Australian Bonds	Short	2.1
SONIA 3Mth Index	Short	1.9

Holdings Summary

Number of Currency Pairs	37
Number of Short Holdings	32
Number of Long Holdings	30

Top Ten Holdings - % of VaR*

Japanese Yen/US Dollar	Short	7.2
US Treasuries	Short	6.2
Copper	Short	4.0
Natural Gas	Long	3.9
Euribor	Long	2.7
Nikkei	Long	2.6
SOFR 3Mth Index	Short	2.6
Coffee	Long	2.4
Cocoa	Long	2.3
Australian Bonds	Short	2.1

Includes long positions only.

Additional Information

For additional information about the Fund, including its prospectus, financial statements, holdings, and proxy voting information, please visit www.americanbeaconfunds.com/literature or call 1-800-658-5811.

Householding

If your financial institution mailed only one copy of this Report to an address shared by more than one account, you can request an individual copy by contacting your financial institution.

Annual Shareholder Report - December 31, 2024

Distributed by:

Resolute Investment Distributors, Inc.

AHL Managed Futures Strategy Fund

AHL MFS_Investor 1224

Investor Class: AHLPX

American Beacon

Man Large Cap Growth Fund

Class A: BLYAX

Annual Shareholder Report - December 31, 2024

This annual shareholder report contains important information about Large Cap Growth Fund for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at www.americanbeaconfunds.com/literature. You can also request this information by contacting us at 800-658-5811. This report describes material changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$122	1.09%

How did the Fund perform and what affected its performance?

The A Class of the Fund returned 16.47% (with sales charges) and 23.58% (without sales charges) for the twelve months ended December 31, 2024, compared to the S&P 500 Index return of 25.02% and the Russell 1000 Growth Index return of 33.36%.

• Broad market performance was driven by a small number of mega-cap growth companies not held by the Fund, resulting in underperformance for the strategy.

• The Fund generated positive performance in all sectors where it invested, except for Materials, which slightly detracted from returns. Information Technology sector holdings contributed materially.

Cumulative Performance from December 31, 2014 through December 31, 2024

The initial investment, based on a $10,000 investment, is adjusted to reflect the maximum applicable sales charge, if any.

	A with Sales Charge	S&P 500® Index TR	Russell 1000® Growth Index
12/2014	$9,425	$10,000	$10,000
01/2015	$9,337	$9,700	$9,847
02/2015	$9,937	$10,257	$10,503
03/2015	$9,967	$10,095	$10,384
04/2015	$9,750	$10,192	$10,436
05/2015	$10,021	$10,323	$10,583
06/2015	$9,883	$10,123	$10,396
07/2015	$10,163	$10,335	$10,749
08/2015	$9,625	$9,712	$10,096
09/2015	$9,416	$9,471	$9,846
10/2015	$9,917	$10,270	$10,694
11/2015	$9,942	$10,301	$10,724
12/2015	$9,766	$10,138	$10,567
01/2016	$9,020	$9,635	$9,977
02/2016	$9,104	$9,622	$9,973
03/2016	$9,602	$10,275	$10,645
04/2016	$9,418	$10,315	$10,548
05/2016	$9,560	$10,500	$10,753
06/2016	$9,527	$10,527	$10,711
07/2016	$9,833	$10,915	$11,216
08/2016	$9,908	$10,931	$11,160
09/2016	$9,921	$10,933	$11,201
10/2016	$9,699	$10,733	$10,938
11/2016	$10,143	$11,131	$11,176
12/2016	$10,279	$11,351	$11,314
01/2017	$10,502	$11,566	$11,696
02/2017	$10,907	$12,025	$12,182
03/2017	$10,962	$12,039	$12,322
04/2017	$11,105	$12,163	$12,604
05/2017	$11,421	$12,334	$12,932
06/2017	$11,362	$12,411	$12,898
07/2017	$11,687	$12,666	$13,241
08/2017	$11,758	$12,705	$13,483
09/2017	$12,125	$12,967	$13,659
10/2017	$12,677	$13,270	$14,188
11/2017	$13,001	$13,677	$14,619
12/2017	$13,054	$13,829	$14,733
01/2018	$14,151	$14,621	$15,776
02/2018	$13,941	$14,082	$15,363
03/2018	$13,677	$13,724	$14,941
04/2018	$13,458	$13,777	$14,994
05/2018	$14,121	$14,108	$15,651
06/2018	$14,024	$14,195	$15,801
07/2018	$14,358	$14,724	$16,265
08/2018	$14,946	$15,203	$17,155
09/2018	$14,968	$15,290	$17,251
10/2018	$13,445	$14,245	$15,708
11/2018	$13,502	$14,535	$15,875
12/2018	$12,205	$13,223	$14,510
01/2019	$13,430	$14,282	$15,814
02/2019	$13,959	$14,741	$16,380
03/2019	$14,217	$15,027	$16,846
04/2019	$14,829	$15,636	$17,607
05/2019	$13,877	$14,642	$16,495
06/2019	$14,776	$15,674	$17,628
07/2019	$15,106	$15,899	$18,026
08/2019	$14,664	$15,648	$17,888
09/2019	$14,397	$15,940	$17,890
10/2019	$14,810	$16,286	$18,394
11/2019	$15,606	$16,877	$19,210
12/2019	$15,835	$17,386	$19,790
01/2020	$15,969	$17,379	$20,232
02/2020	$14,896	$15,949	$18,854
03/2020	$12,916	$13,979	$17,000
04/2020	$14,837	$15,771	$19,515
05/2020	$16,033	$16,522	$20,825
06/2020	$16,774	$16,850	$21,732
07/2020	$17,922	$17,801	$23,404
08/2020	$19,151	$19,080	$25,819
09/2020	$18,544	$18,355	$24,604
10/2020	$17,954	$17,867	$23,769
11/2020	$20,267	$19,823	$26,203
12/2020	$21,236	$20,585	$27,408
01/2021	$21,052	$20,377	$27,205
02/2021	$21,586	$20,939	$27,199
03/2021	$21,640	$21,856	$27,666
04/2021	$22,839	$23,022	$29,548
05/2021	$22,471	$23,183	$29,140
06/2021	$23,813	$23,724	$30,968
07/2021	$24,240	$24,288	$31,988
08/2021	$25,148	$25,026	$33,184
09/2021	$23,771	$23,863	$31,326
10/2021	$25,279	$25,534	$34,039
11/2021	$25,659	$25,357	$34,247
12/2021	$25,794	$26,494	$34,971
01/2022	$23,164	$25,123	$31,970
02/2022	$23,013	$24,371	$30,612
03/2022	$23,392	$25,276	$31,809
04/2022	$20,869	$23,071	$27,968
05/2022	$20,718	$23,114	$27,318
06/2022	$18,481	$21,206	$25,154
07/2022	$20,704	$23,161	$28,173
08/2022	$19,939	$22,217	$26,861
09/2022	$17,980	$20,170	$24,249
10/2022	$19,353	$21,804	$25,667
11/2022	$20,668	$23,022	$26,836
12/2022	$19,247	$21,696	$24,782
01/2023	$20,609	$23,059	$26,847
02/2023	$20,230	$22,496	$26,528
03/2023	$20,970	$23,322	$28,342
04/2023	$20,735	$23,686	$28,621
05/2023	$21,214	$23,789	$29,926
06/2023	$22,912	$25,361	$31,972
07/2023	$23,643	$26,176	$33,050
08/2023	$23,382	$25,759	$32,753
09/2023	$22,214	$24,531	$30,972
10/2023	$21,726	$24,015	$30,531
11/2023	$24,029	$26,208	$33,859
12/2023	$25,213	$27,399	$35,358
01/2024	$26,262	$27,859	$36,240
02/2024	$27,962	$29,347	$38,713
03/2024	$28,453	$30,291	$39,394
04/2024	$27,057	$29,054	$37,723
05/2024	$28,334	$30,494	$39,981
06/2024	$30,026	$31,589	$42,677
07/2024	$28,977	$31,973	$41,951
08/2024	$29,679	$32,749	$42,825
09/2024	$30,034	$33,448	$44,038
10/2024	$29,704	$33,145	$43,893
11/2024	$31,396	$35,090	$46,740
12/2024	$31,159	$34,254	$47,152

Average Annual Total Returns (%)

HEADER	1 Year	5 Years	10 Years
Class A without Sales ChargeFootnote Reference1	23.58%	14.50%	12.70%
Class A with Maximum Sales Charge - 5.75%Footnote Reference1	16.47%	13.15%	12.04%
S&P 500® Index TR	25.02%	14.53%	13.10%
Russell 1000® Growth Index	33.36%	18.96%	16.78%
Footnote	Description
Footnote[1]	Return may differ from actual shareholder return due to accounting adjustments for financial reporting purposes.

Performance shown is historical and is not indicative of future returns.  Investment returns and principal value will vary, and shares may be worth more or less at redemption than at original purchase. Performance shown is as of date indicated, and current performance may be lower or higher than the performance data quoted. To obtain performance as of the most recent month end, please visit americanbeaconfunds.com or call 800-967-9009. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Fund's performance benefited from fee waivers. Performance includes historical performance of another Class of the Fund. For more information, visit americanbeaconfunds.com/Performance_Disclaimers.aspx.

The S&P 500 Index TR is replacing the Russell 1000 Growth Index as broad-based securities market index to comply with a new regulatory requirement. The Russell 1000 Growth Index reflects the market sectors in which the Fund invests.

Key Fund Statistics

Total Net Assets	$201,325,898
# of Portfolio Holdings	71
Portfolio Turnover Rate	52%
Total Management Fees Paid	$1,095,857

What did the Fund invest in?

 Top Ten Holdings - % Net Assets

Alphabet, Inc., Class A	6.6
Amazon.com, Inc.	6.1
NVIDIA Corp.	6.0
Microsoft Corp.	5.2
Apple, Inc.	4.8
Mastercard, Inc., Class A	4.3
Meta Platforms, Inc., Class A	4.2
Booking Holdings, Inc.	3.1
Fortinet, Inc.	2.6
McKesson Corp.	2.4

Excludes cash equivalents.

Asset Allocation - % Investments

Value	Value
Common Stocks	97.1
Investment Companies	2.9
Rights	0.0

The Fund may purchase and sell futures contracts to gain market exposure on cash balances.

Sector Allocation - % Equities

Value	Value
Consumer Staples	2.0
Industrials	3.3
Financials	6.7
Consumer Discretionary	12.2
Communication Services	12.8
Health Care	13.5
Information Technology	49.5

Material Fund Changes

This is a summary of certain changes to the Fund since December 31, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 1, 2025 at www.americanbeaconfunds.com/literature or upon request at 800-658-5811.

The Board of the Trust, at the recommendation of the Manager, approved; (i) the termination of the investment advisory agreement among the Manager, Bridgeway Capital Management, LLC and the Trust, on behalf of the American Beacon Man Large Cap Growth Fund (formerly known as American Beacon Bridgeway Large Cap Growth Fund), effective April 30, 2024, and (ii) a new investment advisory agreement among the Manager, Numeric Investors LLC, and the Trust on behalf of the Funds, effective May 1, 2024.

Additional Information

For additional information about the Fund, including its prospectus, financial statements, holdings, and proxy voting information, please visit www.americanbeaconfunds.com/literature or call 1-800-658-5811.

Householding

If your financial institution mailed only one copy of this Report to an address shared by more than one account, you can request an individual copy by contacting your financial institution.

Man Large Cap Growth Fund

Distributed by:

Resolute Investment Distributors, Inc.

Annual Shareholder Report - December 31, 2024

Man LCG_A 1224

Class A: BLYAX

American Beacon

Man Large Cap Growth Fund

Class C: BLYCX

Annual Shareholder Report - December 31, 2024

This annual shareholder report contains important information about Large Cap Growth Fund for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at www.americanbeaconfunds.com/literature. You can also request this information by contacting us at 800-658-5811. This report describes material changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$204	1.83%

How did the Fund perform and what affected its performance?

The C Class of the Fund returned 21.75% (with sales charges) and 22.75% (without sales charges) for the twelve months ended December 31, 2024, compared to the S&P 500 Index return of 25.02% and the Russell 1000 Growth Index return of 33.36%.

• Broad market performance was driven by a small number of mega-cap growth companies not held by the Fund, resulting in underperformance for the strategy.

• The Fund generated positive performance in all sectors where it invested, except for Materials, which slightly detracted from returns. Information Technology sector holdings contributed materially.

Cumulative Performance from December 31, 2014 through December 31, 2024

The initial investment, based on a $10,000 investment, is adjusted to reflect the maximum applicable sales charge, if any.

	C with Sales Charge	S&P 500® Index TR	Russell 1000® Growth Index
12/2014	$10,000	$10,000	$10,000
01/2015	$9,907	$9,700	$9,847
02/2015	$10,544	$10,257	$10,503
03/2015	$10,575	$10,095	$10,384
04/2015	$10,345	$10,192	$10,436
05/2015	$10,632	$10,323	$10,583
06/2015	$10,487	$10,123	$10,396
07/2015	$10,783	$10,335	$10,749
08/2015	$10,212	$9,712	$10,096
09/2015	$9,991	$9,471	$9,846
10/2015	$10,522	$10,270	$10,694
11/2015	$10,548	$10,301	$10,724
12/2015	$10,362	$10,138	$10,567
01/2016	$9,571	$9,635	$9,977
02/2016	$9,655	$9,622	$9,973
03/2016	$10,175	$10,275	$10,645
04/2016	$9,971	$10,315	$10,548
05/2016	$10,117	$10,500	$10,753
06/2016	$10,077	$10,527	$10,711
07/2016	$10,397	$10,915	$11,216
08/2016	$10,468	$10,931	$11,160
09/2016	$10,473	$10,933	$11,201
10/2016	$10,233	$10,733	$10,938
11/2016	$10,695	$11,131	$11,176
12/2016	$10,826	$11,351	$11,314
01/2017	$11,059	$11,566	$11,696
02/2017	$11,479	$12,025	$12,182
03/2017	$11,528	$12,039	$12,322
04/2017	$11,671	$12,163	$12,604
05/2017	$11,993	$12,334	$12,932
06/2017	$11,926	$12,411	$12,898
07/2017	$12,253	$12,666	$13,241
08/2017	$12,320	$12,705	$13,483
09/2017	$12,704	$12,967	$13,659
10/2017	$13,277	$13,270	$14,188
11/2017	$13,599	$13,677	$14,619
12/2017	$13,730	$13,829	$14,733
01/2018	$14,873	$14,621	$15,776
02/2018	$14,552	$14,082	$15,363
03/2018	$14,264	$13,724	$14,941
04/2018	$14,041	$13,777	$14,994
05/2018	$14,724	$14,108	$15,651
06/2018	$14,608	$14,195	$15,801
07/2018	$14,948	$14,724	$16,265
08/2018	$15,547	$15,203	$17,155
09/2018	$15,561	$15,290	$17,251
10/2018	$13,971	$14,245	$15,708
11/2018	$14,018	$14,535	$15,875
12/2018	$12,667	$13,223	$14,510
01/2019	$13,926	$14,282	$15,814
02/2019	$14,467	$14,741	$16,380
03/2019	$14,725	$15,027	$16,846
04/2019	$15,350	$15,636	$17,607
05/2019	$14,354	$14,642	$16,495
06/2019	$15,272	$15,674	$17,628
07/2019	$15,603	$15,899	$18,026
08/2019	$15,143	$15,648	$17,888
09/2019	$14,854	$15,940	$17,890
10/2019	$15,272	$16,286	$18,394
11/2019	$16,082	$16,877	$19,210
12/2019	$16,309	$17,386	$19,790
01/2020	$16,440	$17,379	$20,232
02/2020	$15,326	$15,949	$18,854
03/2020	$13,279	$13,979	$17,000
04/2020	$15,245	$15,771	$19,515
05/2020	$16,463	$16,522	$20,825
06/2020	$17,212	$16,850	$21,732
07/2020	$18,384	$17,801	$23,404
08/2020	$19,624	$19,080	$25,819
09/2020	$18,995	$18,355	$24,604
10/2020	$18,378	$17,867	$23,769
11/2020	$20,733	$19,823	$26,203
12/2020	$21,697	$20,585	$27,408
01/2021	$21,493	$20,377	$27,205
02/2021	$22,027	$20,939	$27,199
03/2021	$22,065	$21,856	$27,666
04/2021	$23,272	$23,022	$29,548
05/2021	$22,885	$23,183	$29,140
06/2021	$24,238	$23,724	$30,968
07/2021	$24,657	$24,288	$31,988
08/2021	$25,566	$25,026	$33,184
09/2021	$24,156	$23,863	$31,326
10/2021	$25,668	$25,534	$34,039
11/2021	$26,036	$25,357	$34,247
12/2021	$26,161	$26,494	$34,971
01/2022	$23,476	$25,123	$31,970
02/2022	$23,306	$24,371	$30,612
03/2022	$23,685	$25,276	$31,809
04/2022	$21,108	$23,071	$27,968
05/2022	$20,946	$23,114	$27,318
06/2022	$18,679	$21,206	$25,154
07/2022	$20,907	$23,161	$28,173
08/2022	$20,126	$22,217	$26,861
09/2022	$18,129	$20,170	$24,249
10/2022	$19,507	$21,804	$25,667
11/2022	$20,814	$23,022	$26,836
12/2022	$19,367	$21,696	$24,782
01/2023	$20,731	$23,059	$26,847
02/2023	$20,344	$22,496	$26,528
03/2023	$21,072	$23,322	$28,342
04/2023	$20,823	$23,686	$28,621
05/2023	$21,284	$23,789	$29,926
06/2023	$22,971	$25,361	$31,972
07/2023	$23,699	$26,176	$33,050
08/2023	$23,423	$25,759	$32,753
09/2023	$22,243	$24,531	$30,972
10/2023	$21,736	$24,015	$30,531
11/2023	$24,022	$26,208	$33,859
12/2023	$25,194	$27,399	$35,358
01/2024	$26,231	$27,859	$36,240
02/2024	$27,908	$29,347	$38,713
03/2024	$28,380	$30,291	$39,394
04/2024	$26,972	$29,054	$37,723
05/2024	$28,232	$30,494	$39,981
06/2024	$29,918	$31,589	$42,677
07/2024	$28,852	$31,973	$41,951
08/2024	$29,529	$32,749	$42,825
09/2024	$29,862	$33,448	$44,038
10/2024	$29,519	$33,145	$43,893
11/2024	$31,177	$35,090	$46,740
12/2024	$30,927	$34,254	$47,152

Average Annual Total Returns (%)

HEADER	1 Year	5 Years	10 Years
Class C without Deferred Sales ChargeFootnote Reference1	22.75%	13.65%	11.95%
Class C with Maximum Deferred Sales Charge -1.00%Footnote Reference1	21.75%	13.65%	11.95%
S&P 500® Index TR	25.02%	14.53%	13.10%
Russell 1000® Growth Index	33.36%	18.96%	16.78%
Footnote	Description
Footnote[1]	Return may differ from actual shareholder return due to accounting adjustments for financial reporting purposes.

Performance shown is historical and is not indicative of future returns.  Investment returns and principal value will vary, and shares may be worth more or less at redemption than at original purchase. Performance shown is as of date indicated, and current performance may be lower or higher than the performance data quoted. To obtain performance as of the most recent month end, please visit americanbeaconfunds.com or call 800-967-9009. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Fund's performance benefited from fee waivers. Performance includes historical performance of another Class of the Fund. For more information, visit americanbeaconfunds.com/Performance_Disclaimers.aspx.

The S&P 500 Index TR is replacing the Russell 1000 Growth Index as broad-based securities market index to comply with a new regulatory requirement. The Russell 1000 Growth Index reflects the market sectors in which the Fund invests.

Key Fund Statistics

Total Net Assets	$201,325,898
# of Portfolio Holdings	71
Portfolio Turnover Rate	52%
Total Management Fees Paid	$1,095,857

What did the Fund invest in?

 Top Ten Holdings - % Net Assets

Alphabet, Inc., Class A	6.6
Amazon.com, Inc.	6.1
NVIDIA Corp.	6.0
Microsoft Corp.	5.2
Apple, Inc.	4.8
Mastercard, Inc., Class A	4.3
Meta Platforms, Inc., Class A	4.2
Booking Holdings, Inc.	3.1
Fortinet, Inc.	2.6
McKesson Corp.	2.4

Excludes cash equivalents.

Asset Allocation - % Investments

Value	Value
Common Stocks	97.1
Investment Companies	2.9
Rights	0.0

The Fund may purchase and sell futures contracts to gain market exposure on cash balances.

Sector Allocation - % Equities

Value	Value
Consumer Staples	2.0
Industrials	3.3
Financials	6.7
Consumer Discretionary	12.2
Communication Services	12.8
Health Care	13.5
Information Technology	49.5

Material Fund Changes

This is a summary of certain changes to the Fund since December 31, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 1, 2025 at www.americanbeaconfunds.com/literature or upon request at 800-658-5811.

The Board of the Trust, at the recommendation of the Manager, approved; (i) the termination of the investment advisory agreement among the Manager, Bridgeway Capital Management, LLC and the Trust, on behalf of the American Beacon Man Large Cap Growth Fund (formerly known as American Beacon Bridgeway Large Cap Growth Fund), effective April 30, 2024, and (ii) a new investment advisory agreement among the Manager, Numeric Investors LLC, and the Trust on behalf of the Funds, effective May 1, 2024.

Additional Information

For additional information about the Fund, including its prospectus, financial statements, holdings, and proxy voting information, please visit www.americanbeaconfunds.com/literature or call 1-800-658-5811.

Householding

If your financial institution mailed only one copy of this Report to an address shared by more than one account, you can request an individual copy by contacting your financial institution.

Man Large Cap Growth Fund

Distributed by:

Resolute Investment Distributors, Inc.

Annual Shareholder Report - December 31, 2024

Man LCG_C 1224

Class C: BLYCX

American Beacon

Man Large Cap Growth Fund

Class R5: BRLGX

Annual Shareholder Report - December 31, 2024

This annual shareholder report contains important information about Large Cap Growth Fund for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at www.americanbeaconfunds.com/literature. You can also request this information by contacting us at 800-658-5811. This report describes material changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R5	$90	0.80%

How did the Fund perform and what affected its performance?

The R5 Class of the Fund returned 23.93% for the twelve months ended December 31, 2024, compared to the S&P 500 Index return of 25.02% and the Russell 1000 Growth Index return of 33.36%.

• Broad market performance was driven by a small number of mega-cap growth companies not held by the Fund, resulting in underperformance for the strategy.

• The Fund generated positive performance in all sectors where it invested, except for Materials, which slightly detracted from returns. Information Technology sector holdings contributed materially.

Cumulative Performance from December 31, 2014 through December 31, 2024

The initial investment, based on a $250,000 investment, is adjusted to reflect the maximum applicable sales charge, if any.

	R5	S&P 500® Index TR	Russell 1000® Growth Index
12/2014	$250,000	$250,000	$250,000
01/2015	$247,678	$242,495	$246,172
02/2015	$263,600	$256,432	$262,580
03/2015	$264,374	$252,376	$259,594
04/2015	$258,624	$254,798	$260,894
05/2015	$265,812	$258,074	$264,567
06/2015	$262,163	$253,078	$259,906
07/2015	$269,571	$258,381	$268,719
08/2015	$255,307	$242,791	$252,400
09/2015	$249,779	$236,784	$246,157
10/2015	$263,047	$256,758	$267,352
11/2015	$263,711	$257,521	$268,102
12/2015	$259,043	$253,459	$264,168
01/2016	$239,270	$240,882	$249,420
02/2016	$241,492	$240,557	$249,314
03/2016	$254,711	$256,876	$266,128
04/2016	$249,934	$257,872	$263,698
05/2016	$253,822	$262,503	$268,819
06/2016	$252,933	$263,183	$267,763
07/2016	$261,375	$272,886	$280,402
08/2016	$263,375	$273,269	$279,009
09/2016	$263,708	$273,320	$280,029
10/2016	$257,932	$268,335	$273,453
11/2016	$269,818	$278,273	$279,403
12/2016	$273,547	$283,773	$282,862
01/2017	$279,583	$289,155	$292,394
02/2017	$290,427	$300,637	$304,539
03/2017	$291,992	$300,987	$308,061
04/2017	$295,904	$304,078	$315,107
05/2017	$304,400	$308,357	$323,300
06/2017	$302,947	$310,282	$322,448
07/2017	$311,555	$316,662	$331,019
08/2017	$313,567	$317,632	$337,087
09/2017	$323,404	$324,184	$341,470
10/2017	$338,272	$331,749	$354,701
11/2017	$346,992	$341,924	$365,476
12/2017	$347,970	$345,725	$368,322
01/2018	$377,200	$365,519	$394,409
02/2018	$372,425	$352,047	$384,067
03/2018	$365,554	$343,101	$373,534
04/2018	$359,732	$344,417	$374,839
05/2018	$377,549	$352,712	$391,269
06/2018	$374,987	$354,882	$395,036
07/2018	$384,187	$368,089	$406,633
08/2018	$399,909	$380,083	$428,867
09/2018	$400,724	$382,247	$431,264
10/2018	$360,081	$356,120	$392,697
11/2018	$361,595	$363,377	$396,868
12/2018	$327,113	$330,567	$362,746
01/2019	$359,979	$357,058	$395,352
02/2019	$374,213	$368,522	$409,498
03/2019	$381,200	$375,683	$421,153
04/2019	$397,763	$390,895	$440,181
05/2019	$372,401	$366,054	$412,373
06/2019	$396,598	$391,852	$440,694
07/2019	$405,656	$397,484	$450,645
08/2019	$394,010	$391,188	$447,194
09/2019	$386,893	$398,507	$447,249
10/2019	$398,022	$407,138	$459,858
11/2019	$419,631	$421,917	$480,258
12/2019	$425,824	$434,651	$494,748
01/2020	$429,678	$434,481	$505,809
02/2020	$400,985	$398,715	$471,362
03/2020	$347,740	$349,468	$424,992
04/2020	$399,558	$394,268	$487,878
05/2020	$431,962	$413,046	$520,631
06/2020	$452,090	$421,261	$543,302
07/2020	$483,067	$445,013	$585,103
08/2020	$516,328	$477,001	$645,482
09/2020	$500,054	$458,877	$615,112
10/2020	$484,352	$446,674	$594,221
11/2020	$546,733	$495,568	$655,065
12/2020	$572,653	$514,622	$685,192
01/2021	$567,912	$509,426	$680,122
02/2021	$582,292	$523,474	$679,965
03/2021	$583,872	$546,400	$691,647
04/2021	$616,423	$575,560	$738,705
05/2021	$606,626	$579,580	$728,488
06/2021	$642,970	$593,110	$774,192
07/2021	$654,821	$607,200	$799,706
08/2021	$679,472	$625,662	$829,607
09/2021	$642,496	$596,563	$783,144
10/2021	$683,265	$638,359	$850,976
11/2021	$693,694	$633,936	$856,179
12/2021	$697,627	$662,346	$874,281
01/2022	$626,688	$628,072	$799,246
02/2022	$622,705	$609,266	$765,299
03/2022	$633,137	$631,888	$795,236
04/2022	$564,854	$576,786	$699,202
05/2022	$561,061	$577,845	$682,947
06/2022	$500,554	$530,147	$628,850
07/2022	$560,871	$579,029	$704,325
08/2022	$540,386	$555,415	$671,515
09/2022	$487,277	$504,262	$606,233
10/2022	$524,643	$545,088	$641,666
11/2022	$560,492	$575,550	$670,905
12/2022	$522,025	$542,390	$619,543
01/2023	$559,122	$576,470	$671,180
02/2023	$548,903	$562,405	$663,209
03/2023	$569,340	$583,053	$708,544
04/2023	$562,898	$592,154	$715,534
05/2023	$576,004	$594,728	$748,147
06/2023	$622,209	$634,024	$799,309
07/2023	$642,202	$654,392	$826,238
08/2023	$635,315	$643,973	$818,819
09/2023	$603,772	$613,270	$774,289
10/2023	$590,665	$600,375	$763,265
11/2023	$653,531	$655,205	$846,469
12/2023	$685,786	$684,971	$883,952
01/2024	$714,659	$696,481	$905,999
02/2024	$760,990	$733,670	$967,813
03/2024	$774,419	$757,276	$984,851
04/2024	$736,817	$726,345	$943,077
05/2024	$771,733	$762,361	$999,535
06/2024	$818,064	$789,716	$1,066,935
07/2024	$789,415	$799,329	$1,048,786
08/2024	$808,887	$818,718	$1,070,630
09/2024	$818,735	$836,203	$1,100,962
10/2024	$809,783	$828,620	$1,097,318
11/2024	$856,114	$877,261	$1,168,491
12/2024	$849,904	$856,349	$1,178,805

Average Annual Total Returns (%)

HEADER	1 Year	5 Years	10 Years
Class R5Footnote Reference1	23.93%	14.82%	13.02%
S&P 500® Index TR	25.02%	14.53%	13.10%
Russell 1000® Growth Index	33.36%	18.96%	16.78%
Footnote	Description
Footnote[1]	Return may differ from actual shareholder return due to accounting adjustments for financial reporting purposes.

Performance shown is historical and is not indicative of future returns.  Investment returns and principal value will vary, and shares may be worth more or less at redemption than at original purchase. Performance shown is as of date indicated, and current performance may be lower or higher than the performance data quoted. To obtain performance as of the most recent month end, please visit americanbeaconfunds.com or call 800-967-9009. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Fund's performance benefited from fee waivers. For more information, visit americanbeaconfunds.com/Performance_Disclaimers.aspx.

The S&P 500 Index TR is replacing the Russell 1000 Growth Index as broad-based securities market index to comply with a new regulatory requirement. The Russell 1000 Growth Index reflects the market sectors in which the Fund invests.

Key Fund Statistics

Total Net Assets	$201,325,898
# of Portfolio Holdings	71
Portfolio Turnover Rate	52%
Total Management Fees Paid	$1,095,857

What did the Fund invest in?

 Top Ten Holdings - % Net Assets

Alphabet, Inc., Class A	6.6
Amazon.com, Inc.	6.1
NVIDIA Corp.	6.0
Microsoft Corp.	5.2
Apple, Inc.	4.8
Mastercard, Inc., Class A	4.3
Meta Platforms, Inc., Class A	4.2
Booking Holdings, Inc.	3.1
Fortinet, Inc.	2.6
McKesson Corp.	2.4

Excludes cash equivalents.

Asset Allocation - % Investments

Value	Value
Common Stocks	97.1
Investment Companies	2.9
Rights	0.0

The Fund may purchase and sell futures contracts to gain market exposure on cash balances.

Sector Allocation - % Equities

Value	Value
Consumer Staples	2.0
Industrials	3.3
Financials	6.7
Consumer Discretionary	12.2
Communication Services	12.8
Health Care	13.5
Information Technology	49.5

Material Fund Changes

This is a summary of certain changes to the Fund since December 31, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 1, 2025 at www.americanbeaconfunds.com/literature or upon request at 800-658-5811.

The Board of the Trust, at the recommendation of the Manager, approved; (i) the termination of the investment advisory agreement among the Manager, Bridgeway Capital Management, LLC and the Trust, on behalf of the American Beacon Man Large Cap Growth Fund (formerly known as American Beacon Bridgeway Large Cap Growth Fund), effective April 30, 2024, and (ii) a new investment advisory agreement among the Manager, Numeric Investors LLC, and the Trust on behalf of the Funds, effective May 1, 2024.

Additional Information

For additional information about the Fund, including its prospectus, financial statements, holdings, and proxy voting information, please visit www.americanbeaconfunds.com/literature or call 1-800-658-5811.

Householding

If your financial institution mailed only one copy of this Report to an address shared by more than one account, you can request an individual copy by contacting your financial institution.

Man Large Cap Growth Fund

Distributed by:

Resolute Investment Distributors, Inc.

Annual Shareholder Report - December 31, 2024

Man LCG_R5 1224

Class R5: BRLGX

American Beacon

Man Large Cap Growth Fund

Class Y: BLYYX

Annual Shareholder Report - December 31, 2024

This annual shareholder report contains important information about Large Cap Growth Fund for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at www.americanbeaconfunds.com/literature. You can also request this information by contacting us at 800-658-5811. This report describes material changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Y	$93	0.83%

How did the Fund perform and what affected its performance?

The Y Class of the Fund returned 24.00% for the twelve months ended December 31, 2024, compared to the S&P 500 Index return of 25.02% and the Russell 1000 Growth Index return of 33.36%.

• Broad market performance was driven by a small number of mega-cap growth companies not held by the Fund, resulting in underperformance for the strategy.

• The Fund generated positive performance in all sectors where it invested, except for Materials, which slightly detracted from returns. Information Technology sector holdings contributed materially.

Cumulative Performance from December 31, 2014 through December 31, 2024

The initial investment, based on a $100,000 investment, is adjusted to reflect the maximum applicable sales charge, if any.

#ERROR:A result could not be returned because the conditional could not be evaluated to a True/False value (#ERROR:Invalid Formula (#!=""), 'Multiple values from an iterator cannot be used in a formula unless they are aggregrated.')
	Y	S&P 500® Index TR	Russell 1000® Growth Index
12/2014	$100,000	$100,000	$100,000
01/2015	$99,071	$96,998	$98,469
02/2015	$105,440	$102,573	$105,032
03/2015	$105,750	$100,951	$103,838
04/2015	$103,450	$101,919	$104,358
05/2015	$106,325	$103,230	$105,827
06/2015	$104,865	$101,231	$103,962
07/2015	$107,828	$103,352	$107,488
08/2015	$102,123	$97,117	$100,960
09/2015	$99,912	$94,714	$98,463
10/2015	$105,219	$102,703	$106,941
11/2015	$105,484	$103,008	$107,241
12/2015	$103,617	$101,384	$105,667
01/2016	$95,708	$96,353	$99,768
02/2016	$96,641	$96,223	$99,726
03/2016	$101,884	$102,750	$106,451
04/2016	$99,974	$103,149	$105,479
05/2016	$101,529	$105,001	$107,527
06/2016	$101,173	$105,273	$107,105
07/2016	$104,506	$109,154	$112,161
08/2016	$105,306	$109,308	$111,603
09/2016	$105,439	$109,328	$112,012
10/2016	$103,128	$107,334	$109,381
11/2016	$107,883	$111,309	$111,761
12/2016	$109,330	$113,509	$113,145
01/2017	$111,744	$115,662	$116,958
02/2017	$116,082	$120,255	$121,816
03/2017	$116,708	$120,395	$123,224
04/2017	$118,228	$121,631	$126,043
05/2017	$121,627	$123,343	$129,320
06/2017	$121,001	$124,113	$128,979
07/2017	$124,444	$126,665	$132,408
08/2017	$125,249	$127,053	$134,835
09/2017	$129,184	$129,674	$136,588
10/2017	$135,086	$132,700	$141,880
11/2017	$138,574	$136,769	$146,191
12/2017	$140,125	$138,290	$147,329
01/2018	$151,911	$146,208	$157,763
02/2018	$148,790	$140,819	$153,627
03/2018	$145,995	$137,240	$149,414
04/2018	$143,665	$137,767	$149,936
05/2018	$150,793	$141,085	$156,508
06/2018	$149,721	$141,953	$158,015
07/2018	$153,355	$147,236	$162,653
08/2018	$159,644	$152,033	$171,547
09/2018	$159,923	$152,899	$172,505
10/2018	$143,712	$142,448	$157,079
11/2018	$144,318	$145,351	$158,747
12/2018	$130,520	$132,227	$145,099
01/2019	$143,618	$142,823	$158,141
02/2019	$149,313	$147,409	$163,799
03/2019	$152,109	$150,273	$168,461
04/2019	$158,684	$156,358	$176,072
05/2019	$148,588	$146,422	$164,949
06/2019	$158,218	$156,741	$176,277
07/2019	$161,791	$158,994	$180,258
08/2019	$157,131	$156,475	$178,877
09/2019	$154,284	$159,403	$178,900
10/2019	$158,736	$162,855	$183,943
11/2019	$167,330	$168,767	$192,103
12/2019	$169,814	$173,861	$197,899
01/2020	$171,299	$173,792	$202,323
02/2020	$159,815	$159,486	$188,545
03/2020	$138,616	$139,787	$169,997
04/2020	$159,243	$157,707	$195,151
05/2020	$172,156	$165,219	$208,253
06/2020	$180,156	$168,504	$217,321
07/2020	$192,555	$178,005	$234,041
08/2020	$205,753	$190,801	$258,193
09/2020	$199,240	$183,551	$246,045
10/2020	$192,954	$178,669	$237,689
11/2020	$217,867	$198,227	$262,026
12/2020	$228,127	$205,849	$274,077
01/2021	$226,228	$203,771	$272,049
02/2021	$231,987	$209,390	$271,986
03/2021	$232,620	$218,560	$276,659
04/2021	$245,529	$230,224	$295,482
05/2021	$241,605	$231,832	$291,395
06/2021	$256,097	$237,244	$309,677
07/2021	$260,779	$242,880	$319,883
08/2021	$270,588	$250,265	$331,843
09/2021	$255,844	$238,625	$313,258
10/2021	$272,107	$255,344	$340,390
11/2021	$276,220	$253,574	$342,472
12/2021	$277,798	$264,939	$349,712
01/2022	$249,509	$251,229	$319,698
02/2022	$247,912	$243,707	$306,120
03/2022	$252,095	$252,755	$318,094
04/2022	$224,870	$230,715	$279,681
05/2022	$223,349	$231,138	$273,179
06/2022	$199,318	$212,059	$251,540
07/2022	$223,273	$231,612	$281,730
08/2022	$215,060	$222,166	$268,606
09/2022	$193,995	$201,705	$242,493
10/2022	$208,824	$218,035	$256,667
11/2022	$223,045	$230,220	$268,362
12/2022	$207,774	$216,956	$247,817
01/2023	$222,577	$230,588	$268,472
02/2023	$218,475	$224,962	$265,284
03/2023	$226,590	$233,221	$283,417
04/2023	$224,093	$236,861	$286,214
05/2023	$229,265	$237,891	$299,259
06/2023	$247,635	$253,610	$319,724
07/2023	$255,660	$261,757	$330,495
08/2023	$252,807	$257,589	$327,528
09/2023	$240,322	$245,308	$309,715
10/2023	$234,972	$240,150	$305,306
11/2023	$260,030	$262,082	$338,588
12/2023	$272,889	$273,988	$353,581
01/2024	$284,390	$278,593	$362,400
02/2024	$302,811	$293,468	$387,125
03/2024	$308,112	$302,910	$393,940
04/2024	$293,106	$290,538	$377,231
05/2024	$307,124	$304,944	$399,814
06/2024	$325,724	$315,886	$426,774
07/2024	$314,312	$319,732	$419,514
08/2024	$322,039	$327,487	$428,252
09/2024	$325,903	$334,481	$440,385
10/2024	$322,399	$331,448	$438,927
11/2024	$340,909	$350,904	$467,396
12/2024	$338,396	$342,540	$471,522

Average Annual Total Returns (%)

HEADER	1 Year	5 Years	10 Years
Class YFootnote Reference1	24.00%	14.79%	12.96%
S&P 500® Index TR	25.02%	14.53%	13.10%
Russell 1000® Growth Index	33.36%	18.96%	16.78%
Footnote	Description
Footnote[1]	Return may differ from actual shareholder return due to accounting adjustments for financial reporting purposes.

Performance shown is historical and is not indicative of future returns.  Investment returns and principal value will vary, and shares may be worth more or less at redemption than at original purchase. Performance shown is as of date indicated, and current performance may be lower or higher than the performance data quoted. To obtain performance as of the most recent month end, please visit americanbeaconfunds.com or call 800-967-9009. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Fund's performance benefited from fee waivers. Performance includes historical performance of another Class of the Fund. For more information, visit americanbeaconfunds.com/Performance_Disclaimers.aspx.

The S&P 500 Index TR is replacing the Russell 1000 Growth Index as broad-based securities market index to comply with a new regulatory requirement. The Russell 1000 Growth Index reflects the market sectors in which the Fund invests.

Key Fund Statistics

Total Net Assets	$201,325,898
# of Portfolio Holdings	71
Portfolio Turnover Rate	52%
Total Management Fees Paid	$1,095,857

What did the Fund invest in?

 Top Ten Holdings - % Net Assets

Alphabet, Inc., Class A	6.6
Amazon.com, Inc.	6.1
NVIDIA Corp.	6.0
Microsoft Corp.	5.2
Apple, Inc.	4.8
Mastercard, Inc., Class A	4.3
Meta Platforms, Inc., Class A	4.2
Booking Holdings, Inc.	3.1
Fortinet, Inc.	2.6
McKesson Corp.	2.4

Excludes cash equivalents.

Asset Allocation - % Investments

Value	Value
Common Stocks	97.1
Investment Companies	2.9
Rights	0.0

The Fund may purchase and sell futures contracts to gain market exposure on cash balances.

Sector Allocation - % Equities

Value	Value
Consumer Staples	2.0
Industrials	3.3
Financials	6.7
Consumer Discretionary	12.2
Communication Services	12.8
Health Care	13.5
Information Technology	49.5

Material Fund Changes

This is a summary of certain changes to the Fund since December 31, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 1, 2025 at www.americanbeaconfunds.com/literature or upon request at 800-658-5811.

The Board of the Trust, at the recommendation of the Manager, approved; (i) the termination of the investment advisory agreement among the Manager, Bridgeway Capital Management, LLC and the Trust, on behalf of the American Beacon Man Large Cap Growth Fund (formerly known as American Beacon Bridgeway Large Cap Growth Fund), effective April 30, 2024, and (ii) a new investment advisory agreement among the Manager, Numeric Investors LLC, and the Trust on behalf of the Funds, effective May 1, 2024.

Additional Information

For additional information about the Fund, including its prospectus, financial statements, holdings, and proxy voting information, please visit www.americanbeaconfunds.com/literature or call 1-800-658-5811.

Householding

If your financial institution mailed only one copy of this Report to an address shared by more than one account, you can request an individual copy by contacting your financial institution.

Man Large Cap Growth Fund

Distributed by:

Resolute Investment Distributors, Inc.

Annual Shareholder Report - December 31, 2024

Man LCG_Y 1224

Class Y: BLYYX

American Beacon

Man Large Cap Growth Fund

Investor Class: BLYPX

Annual Shareholder Report - December 31, 2024

This annual shareholder report contains important information about Large Cap Growth Fund for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at www.americanbeaconfunds.com/literature. You can also request this information by contacting us at 800-658-5811. This report describes material changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$125	1.12%

How did the Fund perform and what affected its performance?

The Investor Class of the Fund returned 23.60% for the twelve months ended December 31, 2024, compared to the S&P 500 Index return of 25.02% and the Russell 1000 Growth Index return of 33.36%.

• Broad market performance was driven by a small number of mega-cap growth companies not held by the Fund, resulting in underperformance for the strategy.

• The Fund generated positive performance in all sectors where it invested, except for Materials, which slightly detracted from returns. Information Technology sector holdings contributed materially.

Cumulative Performance from December 31, 2014 through December 31, 2024

The initial investment, based on a $10,000 investment, is adjusted to reflect the maximum applicable sales charge, if any.

	Investor	S&P 500® Index TR	Russell 1000® Growth Index
12/2014	$10,000	$10,000	$10,000
01/2015	$9,907	$9,700	$9,847
02/2015	$10,544	$10,257	$10,503
03/2015	$10,575	$10,095	$10,384
04/2015	$10,345	$10,192	$10,436
05/2015	$10,632	$10,323	$10,583
06/2015	$10,487	$10,123	$10,396
07/2015	$10,783	$10,335	$10,749
08/2015	$10,212	$9,712	$10,096
09/2015	$9,991	$9,471	$9,846
10/2015	$10,522	$10,270	$10,694
11/2015	$10,548	$10,301	$10,724
12/2015	$10,362	$10,138	$10,567
01/2016	$9,571	$9,635	$9,977
02/2016	$9,660	$9,622	$9,973
03/2016	$10,184	$10,275	$10,645
04/2016	$9,988	$10,315	$10,548
05/2016	$10,144	$10,500	$10,753
06/2016	$10,104	$10,527	$10,711
07/2016	$10,433	$10,915	$11,216
08/2016	$10,508	$10,931	$11,160
09/2016	$10,522	$10,933	$11,201
10/2016	$10,286	$10,733	$10,938
11/2016	$10,757	$11,131	$11,176
12/2016	$10,902	$11,351	$11,314
01/2017	$11,139	$11,566	$11,696
02/2017	$11,568	$12,025	$12,182
03/2017	$11,626	$12,039	$12,322
04/2017	$11,778	$12,163	$12,604
05/2017	$12,114	$12,334	$12,932
06/2017	$12,051	$12,411	$12,898
07/2017	$12,391	$12,666	$13,241
08/2017	$12,467	$12,705	$13,483
09/2017	$12,856	$12,967	$13,659
10/2017	$13,437	$13,270	$14,188
11/2017	$13,782	$13,677	$14,619
12/2017	$13,815	$13,829	$14,733
01/2018	$14,975	$14,621	$15,776
02/2018	$14,784	$14,082	$15,363
03/2018	$14,504	$13,724	$14,941
04/2018	$14,271	$13,777	$14,994
05/2018	$14,975	$14,108	$15,651
06/2018	$14,868	$14,195	$15,801
07/2018	$15,222	$14,724	$16,265
08/2018	$15,842	$15,203	$17,155
09/2018	$15,865	$15,290	$17,251
10/2018	$14,253	$14,245	$15,708
11/2018	$14,313	$14,535	$15,875
12/2018	$12,940	$13,223	$14,510
01/2019	$14,237	$14,282	$15,814
02/2019	$14,795	$14,741	$16,380
03/2019	$15,068	$15,027	$16,846
04/2019	$15,719	$15,636	$17,607
05/2019	$14,712	$14,642	$16,495
06/2019	$15,662	$15,674	$17,628
07/2019	$16,008	$15,899	$18,026
08/2019	$15,549	$15,648	$17,888
09/2019	$15,259	$15,940	$17,890
10/2019	$15,699	$16,286	$18,394
11/2019	$16,546	$16,877	$19,210
12/2019	$16,783	$17,386	$19,790
01/2020	$16,931	$17,379	$20,232
02/2020	$15,795	$15,949	$18,854
03/2020	$13,695	$13,979	$17,000
04/2020	$15,733	$15,771	$19,515
05/2020	$16,999	$16,522	$20,825
06/2020	$17,787	$16,850	$21,732
07/2020	$19,002	$17,801	$23,404
08/2020	$20,303	$19,080	$25,819
09/2020	$19,659	$18,355	$24,604
10/2020	$19,037	$17,867	$23,769
11/2020	$21,485	$19,823	$26,203
12/2020	$22,492	$20,585	$27,408
01/2021	$22,303	$20,377	$27,205
02/2021	$22,865	$20,939	$27,199
03/2021	$22,922	$21,856	$27,666
04/2021	$24,192	$23,022	$29,548
05/2021	$23,800	$23,183	$29,140
06/2021	$25,221	$23,724	$30,968
07/2021	$25,676	$24,288	$31,988
08/2021	$26,636	$25,026	$33,184
09/2021	$25,177	$23,863	$31,326
10/2021	$26,775	$25,534	$34,039
11/2021	$27,173	$25,357	$34,247
12/2021	$27,324	$26,494	$34,971
01/2022	$24,537	$25,123	$31,970
02/2022	$24,370	$24,371	$30,612
03/2022	$24,773	$25,276	$31,809
04/2022	$22,101	$23,071	$27,968
05/2022	$21,941	$23,114	$27,318
06/2022	$19,573	$21,206	$25,154
07/2022	$21,926	$23,161	$28,173
08/2022	$21,119	$22,217	$26,861
09/2022	$19,041	$20,170	$24,249
10/2022	$20,495	$21,804	$25,667
11/2022	$21,880	$23,022	$26,836
12/2022	$20,373	$21,696	$24,782
01/2023	$21,824	$23,059	$26,847
02/2023	$21,421	$22,496	$26,528
03/2023	$22,209	$23,322	$28,342
04/2023	$21,959	$23,686	$28,621
05/2023	$22,460	$23,789	$29,926
06/2023	$24,252	$25,361	$31,972
07/2023	$25,032	$26,176	$33,050
08/2023	$24,745	$25,759	$32,753
09/2023	$23,517	$24,531	$30,972
10/2023	$22,998	$24,015	$30,531
11/2023	$25,435	$26,208	$33,859
12/2023	$26,691	$27,399	$35,358
01/2024	$27,799	$27,859	$36,240
02/2024	$29,601	$29,347	$38,713
03/2024	$30,115	$30,291	$39,394
04/2024	$28,637	$29,054	$37,723
05/2024	$29,989	$30,494	$39,981
06/2024	$31,800	$31,589	$42,677
07/2024	$30,683	$31,973	$41,951
08/2024	$31,431	$32,749	$42,825
09/2024	$31,800	$33,448	$44,038
10/2024	$31,449	$33,145	$43,893
11/2024	$33,242	$35,090	$46,740
12/2024	$32,989	$34,254	$47,152

Average Annual Total Returns (%)

HEADER	1 Year	5 Years	10 Years
Investor ClassFootnote Reference1	23.60%	14.47%	12.68%
S&P 500® Index TR	25.02%	14.53%	13.10%
Russell 1000® Growth Index	33.36%	18.96%	16.78%
Footnote	Description
Footnote[1]	Return may differ from actual shareholder return due to accounting adjustments for financial reporting purposes.

Performance shown is historical and is not indicative of future returns.  Investment returns and principal value will vary, and shares may be worth more or less at redemption than at original purchase. Performance shown is as of date indicated, and current performance may be lower or higher than the performance data quoted. To obtain performance as of the most recent month end, please visit americanbeaconfunds.com or call 800-967-9009. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Fund's performance benefited from fee waivers. Performance includes historical performance of another Class of the Fund. For more information, visit americanbeaconfunds.com/Performance_Disclaimers.aspx.

The S&P 500 Index TR is replacing the Russell 1000 Growth Index as broad-based securities market index to comply with a new regulatory requirement. The Russell 1000 Growth Index reflects the market sectors in which the Fund invests.

Key Fund Statistics

Total Net Assets	$201,325,898
# of Portfolio Holdings	71
Portfolio Turnover Rate	52%
Total Management Fees Paid	$1,095,857

What did the Fund invest in?

 Top Ten Holdings - % Net Assets

Alphabet, Inc., Class A	6.6
Amazon.com, Inc.	6.1
NVIDIA Corp.	6.0
Microsoft Corp.	5.2
Apple, Inc.	4.8
Mastercard, Inc., Class A	4.3
Meta Platforms, Inc., Class A	4.2
Booking Holdings, Inc.	3.1
Fortinet, Inc.	2.6
McKesson Corp.	2.4

Excludes cash equivalents.

Asset Allocation - % Investments

Value	Value
Common Stocks	97.1
Investment Companies	2.9
Rights	0.0

The Fund may purchase and sell futures contracts to gain market exposure on cash balances.

Sector Allocation - % Equities

Value	Value
Consumer Staples	2.0
Industrials	3.3
Financials	6.7
Consumer Discretionary	12.2
Communication Services	12.8
Health Care	13.5
Information Technology	49.5

Material Fund Changes

This is a summary of certain changes to the Fund since December 31, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 1, 2025 at www.americanbeaconfunds.com/literature or upon request at 800-658-5811.

The Board of the Trust, at the recommendation of the Manager, approved; (i) the termination of the investment advisory agreement among the Manager, Bridgeway Capital Management, LLC and the Trust, on behalf of the American Beacon Man Large Cap Growth Fund (formerly known as American Beacon Bridgeway Large Cap Growth Fund), effective April 30, 2024, and (ii) a new investment advisory agreement among the Manager, Numeric Investors LLC, and the Trust on behalf of the Funds, effective May 1, 2024.

Additional Information

For additional information about the Fund, including its prospectus, financial statements, holdings, and proxy voting information, please visit www.americanbeaconfunds.com/literature or call 1-800-658-5811.

Householding

If your financial institution mailed only one copy of this Report to an address shared by more than one account, you can request an individual copy by contacting your financial institution.

Man Large Cap Growth Fund

Distributed by:

Resolute Investment Distributors, Inc.

Annual Shareholder Report - December 31, 2024

Man LCG_Investor 1224

Investor Class: BLYPX

American Beacon

Man Large Cap Growth Fund

Class R6: BLYRX

Annual Shareholder Report - December 31, 2024

This annual shareholder report contains important information about Large Cap Growth Fund for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at www.americanbeaconfunds.com/literature. You can also request this information by contacting us at 800-658-5811. This report describes material changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$86	0.77%

How did the Fund perform and what affected its performance?

The R6 Class of the Fund returned 24.12% for the twelve months ended December 31, 2024, compared to the S&P 500 Index return of 25.02% and the Russell 1000 Growth Index return of 33.36%.

• Broad market performance was driven by a small number of mega-cap growth companies not held by the Fund, resulting in underperformance for the strategy.

• The Fund generated positive performance in all sectors where it invested, except for Materials, which slightly detracted from returns. Information Technology sector holdings contributed materially.

Cumulative Performance from December 31, 2014 through December 31, 2024

The initial investment, based on a $10,000 investment, is adjusted to reflect the maximum applicable sales charge, if any.

	R6	S&P 500® Index TR	Russell 1000® Growth Index
12/2014	$10,000	$10,000	$10,000
01/2015	$9,907	$9,700	$9,847
02/2015	$10,544	$10,257	$10,503
03/2015	$10,575	$10,095	$10,384
04/2015	$10,345	$10,192	$10,436
05/2015	$10,632	$10,323	$10,583
06/2015	$10,487	$10,123	$10,396
07/2015	$10,783	$10,335	$10,749
08/2015	$10,212	$9,712	$10,096
09/2015	$9,991	$9,471	$9,846
10/2015	$10,522	$10,270	$10,694
11/2015	$10,548	$10,301	$10,724
12/2015	$10,362	$10,138	$10,567
01/2016	$9,571	$9,635	$9,977
02/2016	$9,660	$9,622	$9,973
03/2016	$10,188	$10,275	$10,645
04/2016	$9,997	$10,315	$10,548
05/2016	$10,153	$10,500	$10,753
06/2016	$10,117	$10,527	$10,711
07/2016	$10,455	$10,915	$11,216
08/2016	$10,535	$10,931	$11,160
09/2016	$10,548	$10,933	$11,201
10/2016	$10,317	$10,733	$10,938
11/2016	$10,793	$11,131	$11,176
12/2016	$10,942	$11,351	$11,314
01/2017	$11,183	$11,566	$11,696
02/2017	$11,617	$12,025	$12,182
03/2017	$11,680	$12,039	$12,322
04/2017	$11,836	$12,163	$12,604
05/2017	$12,176	$12,334	$12,932
06/2017	$12,118	$12,411	$12,898
07/2017	$12,462	$12,666	$13,241
08/2017	$12,543	$12,705	$13,483
09/2017	$12,936	$12,967	$13,659
10/2017	$13,531	$13,270	$14,188
11/2017	$13,880	$13,677	$14,619
12/2017	$13,919	$13,829	$14,733
01/2018	$15,088	$14,621	$15,776
02/2018	$14,897	$14,082	$15,363
03/2018	$14,622	$13,724	$14,941
04/2018	$14,389	$13,777	$14,994
05/2018	$15,107	$14,108	$15,651
06/2018	$15,004	$14,195	$15,801
07/2018	$15,367	$14,724	$16,265
08/2018	$16,001	$15,203	$17,155
09/2018	$16,029	$15,290	$17,251
10/2018	$14,403	$14,245	$15,708
11/2018	$14,468	$14,535	$15,875
12/2018	$13,084	$13,223	$14,510
01/2019	$14,404	$14,282	$15,814
02/2019	$14,978	$14,741	$16,380
03/2019	$15,258	$15,027	$16,846
04/2019	$15,920	$15,636	$17,607
05/2019	$14,906	$14,642	$16,495
06/2019	$15,874	$15,674	$17,628
07/2019	$16,236	$15,899	$18,026
08/2019	$15,770	$15,648	$17,888
09/2019	$15,485	$15,940	$17,890
10/2019	$15,936	$16,286	$18,394
11/2019	$16,800	$16,877	$19,210
12/2019	$17,048	$17,386	$19,790
01/2020	$17,202	$17,379	$20,232
02/2020	$16,054	$15,949	$18,854
03/2020	$13,925	$13,979	$17,000
04/2020	$16,003	$15,771	$19,515
05/2020	$17,299	$16,522	$20,825
06/2020	$18,104	$16,850	$21,732
07/2020	$19,349	$17,801	$23,404
08/2020	$20,673	$19,080	$25,819
09/2020	$20,028	$18,355	$24,604
10/2020	$19,400	$17,867	$23,769
11/2020	$21,906	$19,823	$26,203
12/2020	$22,944	$20,585	$27,408
01/2021	$22,754	$20,377	$27,205
02/2021	$23,329	$20,939	$27,199
03/2021	$23,392	$21,856	$27,666
04/2021	$24,700	$23,022	$29,548
05/2021	$24,308	$23,183	$29,140
06/2021	$25,768	$23,724	$30,968
07/2021	$26,242	$24,288	$31,988
08/2021	$27,228	$25,026	$33,184
09/2021	$25,749	$23,863	$31,326
10/2021	$27,386	$25,534	$34,039
11/2021	$27,803	$25,357	$34,247
12/2021	$27,967	$26,494	$34,971
01/2022	$25,117	$25,123	$31,970
02/2022	$24,958	$24,371	$30,612
03/2022	$25,382	$25,276	$31,809
04/2022	$22,645	$23,071	$27,968
05/2022	$22,494	$23,114	$27,318
06/2022	$20,068	$21,206	$25,154
07/2022	$22,486	$23,161	$28,173
08/2022	$21,667	$22,217	$26,861
09/2022	$19,537	$20,170	$24,249
10/2022	$21,038	$21,804	$25,667
11/2022	$22,471	$23,022	$26,836
12/2022	$20,934	$21,696	$24,782
01/2023	$22,424	$23,059	$26,847
02/2023	$22,016	$22,496	$26,528
03/2023	$22,833	$23,322	$28,342
04/2023	$22,584	$23,686	$28,621
05/2023	$23,108	$23,789	$29,926
06/2023	$24,953	$25,361	$31,972
07/2023	$25,761	$26,176	$33,050
08/2023	$25,486	$25,759	$32,753
09/2023	$24,217	$24,531	$30,972
10/2023	$23,693	$24,015	$30,531
11/2023	$26,213	$26,208	$33,859
12/2023	$27,511	$27,399	$35,358
01/2024	$28,664	$27,859	$36,240
02/2024	$30,524	$29,347	$38,713
03/2024	$31,069	$30,291	$39,394
04/2024	$29,558	$29,054	$37,723
05/2024	$30,980	$30,494	$39,981
06/2024	$32,849	$31,589	$42,677
07/2024	$31,704	$31,973	$41,951
08/2024	$32,491	$32,749	$42,825
09/2024	$32,884	$33,448	$44,038
10/2024	$32,527	$33,145	$43,893
11/2024	$34,395	$35,090	$46,740
12/2024	$34,148	$34,254	$47,152

Average Annual Total Returns (%)

HEADER	1 Year	5 Years	10 Years
R6 ClassFootnote Reference1	24.12%	14.90%	13.07%
S&P 500® Index TR	25.02%	14.53%	13.10%
Russell 1000® Growth Index	33.36%	18.96%	16.78%
Footnote	Description
Footnote[1]	Return may differ from actual shareholder return due to accounting adjustments for financial reporting purposes.

Performance shown is historical and is not indicative of future returns.  Investment returns and principal value will vary, and shares may be worth more or less at redemption than at original purchase. Performance shown is as of date indicated, and current performance may be lower or higher than the performance data quoted. To obtain performance as of the most recent month end, please visit americanbeaconfunds.com or call 800-967-9009. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Fund's performance benefited from fee waivers. Performance includes historical performance of another Class of the Fund. For more information, visit americanbeaconfunds.com/Performance_Disclaimers.aspx.

The S&P 500 Index TR is replacing the Russell 1000 Growth Index as broad-based securities market index to comply with a new regulatory requirement. The Russell 1000 Growth Index reflects the market sectors in which the Fund invests.

Key Fund Statistics

Total Net Assets	$201,325,898
# of Portfolio Holdings	71
Portfolio Turnover Rate	52%
Total Management Fees Paid	$1,095,857

What did the Fund invest in?

 Top Ten Holdings - % Net Assets

Alphabet, Inc., Class A	6.6
Amazon.com, Inc.	6.1
NVIDIA Corp.	6.0
Microsoft Corp.	5.2
Apple, Inc.	4.8
Mastercard, Inc., Class A	4.3
Meta Platforms, Inc., Class A	4.2
Booking Holdings, Inc.	3.1
Fortinet, Inc.	2.6
McKesson Corp.	2.4

Excludes cash equivalents.

Asset Allocation - % Investments

Value	Value
Common Stocks	97.1
Investment Companies	2.9
Rights	0.0

The Fund may purchase and sell futures contracts to gain market exposure on cash balances.

Sector Allocation - % Equities

Value	Value
Consumer Staples	2.0
Industrials	3.3
Financials	6.7
Consumer Discretionary	12.2
Communication Services	12.8
Health Care	13.5
Information Technology	49.5

Material Fund Changes

This is a summary of certain changes to the Fund since December 31, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 1, 2025 at www.americanbeaconfunds.com/literature or upon request at 800-658-5811.

The Board of the Trust, at the recommendation of the Manager, approved; (i) the termination of the investment advisory agreement among the Manager, Bridgeway Capital Management, LLC and the Trust, on behalf of the American Beacon Man Large Cap Growth Fund (formerly known as American Beacon Bridgeway Large Cap Growth Fund), effective April 30, 2024, and (ii) a new investment advisory agreement among the Manager, Numeric Investors LLC, and the Trust on behalf of the Funds, effective May 1, 2024.

Additional Information

For additional information about the Fund, including its prospectus, financial statements, holdings, and proxy voting information, please visit www.americanbeaconfunds.com/literature or call 1-800-658-5811.

Householding

If your financial institution mailed only one copy of this Report to an address shared by more than one account, you can request an individual copy by contacting your financial institution.

Man Large Cap Growth Fund

Distributed by:

Resolute Investment Distributors, Inc.

Annual Shareholder Report - December 31, 2024

Man LCG_R6 1224

Class R6: BLYRX

American Beacon

AHL TargetRisk Fund

Class A: AHTAX

Annual Shareholder Report - December 31, 2024

This annual shareholder report contains important information about American Beacon AHL TargetRisk Fund for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at www.americanbeaconfunds.com/literature. You can also request this information by contacting us at 800-658-5811. This report describes material changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$156	1.51%

How did the Fund perform and what affected its performance?

The A Class of the Fund returned 0.49% (with sales charges) and 6.63% (without sales charges) for the twelve months ended December 31, 2024, compared to the 60/40 Global Index (Hedged to USD) return of 5.55%, the Bloomberg Global-Aggregate Total Return Index Value Hedged USD return of 3.26% and the S&P 500 Index return of 25.02%.

• The investment strategy of the Fund’s sub-advisor is designed to maintain a targeted risk profile through dynamic implementation and investing across a broad range of asset classes.

• Overall, the market environment over the twelve-month period was conducive to the sub-advisor’s investment strategy led by performance in U.S. equities despite headwinds from the unwinding of the U.S. dollar Japanese yen carry trade, political instability in South Korea and negative sentiment surrounding the first budget proposal of the new Labour Party in the U.K.

• Equities, credit, and inflation assets were contributors during the period.

• Fixed income was the lone detracting asset class during the period.

Cumulative Performance from December 31, 2018 through December 31, 2024

The initial investment, based on a $10,000 investment, is adjusted to reflect the maximum applicable sales charge, if any.

	A with Sales Charge	S&P 500® Index TR	Bloomberg Global-Aggregate Total Return Index Value Hedged USD	60% MSCI World Index Hedged to USD / 40% BB Global Aggregate Rtrn Hedged to USD
12/2018	$9,425	$10,000	$10,000	$10,000
01/2019	$9,934	$10,894	$10,106	$10,484
02/2019	$10,038	$11,244	$10,118	$10,702
03/2019	$10,566	$11,463	$10,299	$10,887
04/2019	$10,688	$11,927	$10,305	$11,140
05/2019	$10,650	$11,169	$10,454	$10,828
06/2019	$11,311	$11,956	$10,600	$11,279
07/2019	$11,566	$12,128	$10,684	$11,399
08/2019	$11,897	$11,936	$10,926	$11,374
09/2019	$11,859	$12,159	$10,875	$11,516
10/2019	$11,802	$12,423	$10,857	$11,643
11/2019	$11,830	$12,873	$10,844	$11,860
12/2019	$11,968	$13,262	$10,822	$12,018
01/2020	$12,107	$13,257	$11,017	$12,090
02/2020	$11,554	$12,166	$11,152	$11,569
03/2020	$11,396	$10,663	$10,978	$10,619
04/2020	$11,445	$12,030	$11,156	$11,361
05/2020	$11,574	$12,603	$11,188	$11,697
06/2020	$11,741	$12,853	$11,243	$11,887
07/2020	$12,018	$13,578	$11,366	$12,184
08/2020	$12,166	$14,554	$11,284	$12,608
09/2020	$11,998	$14,001	$11,325	$12,410
10/2020	$11,830	$13,629	$11,326	$12,185
11/2020	$12,383	$15,121	$11,391	$13,095
12/2020	$12,580	$15,702	$11,426	$13,390
01/2021	$12,510	$15,544	$11,364	$13,301
02/2021	$12,401	$15,972	$11,187	$13,430
03/2021	$12,530	$16,672	$11,143	$13,747
04/2021	$12,629	$17,561	$11,173	$14,097
05/2021	$12,907	$17,684	$11,197	$14,199
06/2021	$13,343	$18,097	$11,252	$14,425
07/2021	$14,048	$18,527	$11,392	$14,646
08/2021	$14,236	$19,090	$11,369	$14,870
09/2021	$13,859	$18,202	$11,262	$14,487
10/2021	$14,127	$19,478	$11,232	$14,952
11/2021	$13,919	$19,343	$11,312	$14,865
12/2021	$14,286	$20,209	$11,267	$15,201
01/2022	$13,696	$19,164	$11,090	$14,658
02/2022	$13,589	$18,590	$10,942	$14,347
03/2022	$13,542	$19,280	$10,706	$14,494
04/2022	$12,975	$17,599	$10,418	$13,748
05/2022	$12,975	$17,631	$10,404	$13,723
06/2022	$12,208	$16,176	$10,246	$13,008
07/2022	$12,893	$17,667	$10,507	$13,766
08/2022	$12,302	$16,947	$10,233	$13,342
09/2022	$11,771	$15,386	$9,904	$12,516
10/2022	$11,948	$16,632	$9,870	$13,040
11/2022	$12,350	$17,561	$10,122	$13,626
12/2022	$11,900	$16,549	$10,003	$13,150
01/2023	$12,422	$17,589	$10,233	$13,792
02/2023	$12,112	$17,160	$10,070	$13,581
03/2023	$12,447	$17,790	$10,293	$13,910
04/2023	$12,534	$18,068	$10,346	$14,079
05/2023	$12,285	$18,146	$10,305	$14,044
06/2023	$12,708	$19,345	$10,299	$14,526
07/2023	$13,130	$19,967	$10,302	$14,789
08/2023	$12,770	$19,649	$10,289	$14,632
09/2023	$12,546	$18,712	$10,112	$14,213
10/2023	$12,360	$18,319	$10,040	$13,954
11/2023	$12,820	$19,992	$10,385	$14,852
12/2023	$13,478	$20,900	$10,717	$15,420
01/2024	$13,465	$21,251	$10,696	$15,577
02/2024	$13,748	$22,386	$10,623	$15,969
03/2024	$14,352	$23,106	$10,719	$16,357
04/2024	$14,044	$22,162	$10,546	$15,941
05/2024	$14,468	$23,261	$10,640	$16,393
06/2024	$14,571	$24,096	$10,732	$16,684
07/2024	$14,725	$24,389	$10,939	$16,944
08/2024	$14,352	$24,981	$11,059	$17,212
09/2024	$14,751	$25,514	$11,187	$17,454
10/2024	$14,301	$25,283	$11,036	$17,272
11/2024	$14,635	$26,767	$11,167	$17,864
12/2024	$14,371	$26,129	$11,081	$17,610

Average Annual Total Returns (%)

HEADER	1 Year	5 Years	Since Inception (12/31/18)
Class A without Sales ChargeFootnote Reference1	6.63%	3.73%	7.28%
Class A with Maximum Sales Charge - 5.75%Footnote Reference1	0.49%	2.50%	6.23%
S&P 500® Index TR	25.02%	14.53%	17.36%
Bloomberg Global-Aggregate Total Return Index Value Hedged USD	3.40%	0.48%	1.73%
60% MSCI World Index Hedged to USD / 40% BB Global Aggregate Rtrn Hedged to USD	14.21%	7.94%	9.89%
Footnote	Description
Footnote[1]	Return may differ from actual shareholder return due to accounting adjustments for financial reporting purposes.

Performance shown is historical and is not indicative of future returns.  Investment returns and principal value will vary, and shares may be worth more or less at redemption than at original purchase. Performance shown is as of date indicated, and current performance may be lower or higher than the performance data quoted. To obtain performance as of the most recent month end, please visit americanbeaconfunds.com or call 800-967-9009. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Fund's performance benefited from fee waivers. For more information, visit americanbeaconfunds.com/Performance_Disclaimers.aspx.

The S&P 500 Index TR and Bloomberg Global-Aggregate Total Return Index Value Hedged USD are replacing the 60% MSCI ® World Index Hedged to USD / 40% Bloomberg Global-Aggregate Total Return Index Value Hedged to USD and the MSCI World Index as the broad-based securities market indices to comply with a new regulatory requirement. The 60% MSCI ® World Index Hedged to USD / 40% Bloomberg Global-Aggregate Total Return Index Value Hedged to USD reflects the market sectors in which the Fund invests.

Key Fund Statistics

Total Net Assets	$277,718,436
# of Portfolio Holdings	18
Portfolio Turnover Rate	138%
Total Management Fees Paid	$2,597,444

Asset Class Exposure % of VaR*

Header	Net (%)	% of VaR
Stocks	34.1	51.3
Bonds and Rates	49.3	27.3
Credit	43.8	7.3
Commodities	11.2	14.0

What did the Fund invest in?

Top Ten Exposures - % of VaR*

BBG Commodity ex-Agriculturals Index	Long	14.0
US Treasuries	Long	12.6
Tokyo Stock Exchange Index	Long	7.3
S&P 500 Index	Long	7.1
Nikkei	Long	4.7
Gilts	Long	4.4
NASDAQ 100 Index	Long	4.2
S&P TSX 60 Index	Long	3.1
Euro-STOXX	Long	3.1
US High Yield CDX Index	Long	2.9

* Value at Risk (“VaR”) is a measure of the potential loss in value of a portfolio over a defined period for a given confidence interval. A one-day VaR at the 95% confidence level represents that there is a 5% probability that the mark-to-market loss on the portfolio over a one day horizon will exceed this value (assuming normal markets and no trading in the portfolio).

3-Year Risk Summary

Value	Value
Standard Deviation	11.42
Sharpe Ratio	(0.26)

Material Fund Changes

This is a summary of certain changes to the Fund since December 31, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2025  at www.americanbeaconfunds.com/literature or upon request at 800-658-5811.

Effective May 1, 2024, the contractual expense limitation for the A Class was increased from 0.00% to 1.44% (excluding taxes, interest, brokerage commissions, acquired fund fees and expenses, securities lending fees, expenses related to securities sold short, litigation and other extraordinary expenses).

Additional Information

For additional information about the Fund, including its prospectus, financial statements, holdings, and proxy voting information, please visit www.americanbeaconfunds.com/literature or call 1-800-658-5811.

Householding

If your financial institution mailed only one copy of this Report to an address shared by more than one account, you can request an individual copy by contacting your financial institution.

Annual Shareholder Report - December 31, 2024

Distributed by:

Resolute Investment Distributors, Inc.

AHL TargetRisk Fund

AHL TR_A 1224

Class A: AHTAX

American Beacon

AHL TargetRisk Fund

Class C: AHACX

Annual Shareholder Report - December 31, 2024

This annual shareholder report contains important information about American Beacon AHL TargetRisk Fund for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at www.americanbeaconfunds.com/literature. You can also request this information by contacting us at 800-658-5811.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$225	2.19%

How did the Fund perform and what affected its performance?

The C Class of the Fund returned 4.91% (with sales charges) and 5.91% (without sales charges) for the twelve months ended December 31, 2024, compared to the 60/40 Global Index (Hedged to USD) return of 5.55%, the Bloomberg Global-Aggregate Total Return Index Value Hedged USD return of 3.26% and the S&P 500 Index return of 25.02%.

• The investment strategy of the Fund’s sub-advisor is designed to maintain a targeted risk profile through dynamic implementation and investing across a broad range of asset classes.

• Overall, the market environment over the twelve-month period was conducive to the sub-advisor’s investment strategy led by performance in U.S. equities despite headwinds from the unwinding of the U.S. dollar Japanese yen carry trade, political instability in South Korea and negative sentiment surrounding the first budget proposal of the new Labour Party in the U.K.

• Equities, credit, and inflation assets were contributors during the period.

• Fixed income was the lone detracting asset class during the period.

Cumulative Performance from December 31, 2018 through December 31, 2024

The initial investment, based on a $10,000 investment, is adjusted to reflect the maximum applicable sales charge, if any.

	C with Sales Charge	S&P 500® Index TR	Bloomberg Global-Aggregate Total Return Index Value Hedged USD	60% MSCI World Index Hedged to USD / 40% BB Global Aggregate Rtrn Hedged to USD
12/2018	$10,000	$10,000	$10,000	$10,000
01/2019	$10,540	$10,894	$10,106	$10,484
02/2019	$10,650	$11,244	$10,118	$10,702
03/2019	$11,210	$11,463	$10,299	$10,887
04/2019	$11,340	$11,927	$10,305	$11,140
05/2019	$11,290	$11,169	$10,454	$10,828
06/2019	$11,991	$11,956	$10,600	$11,279
07/2019	$12,252	$12,128	$10,684	$11,399
08/2019	$12,602	$11,936	$10,926	$11,374
09/2019	$12,552	$12,159	$10,875	$11,516
10/2019	$12,482	$12,423	$10,857	$11,643
11/2019	$12,502	$12,873	$10,844	$11,860
12/2019	$12,635	$13,262	$10,822	$12,018
01/2020	$12,782	$13,257	$11,017	$12,090
02/2020	$12,186	$12,166	$11,152	$11,569
03/2020	$12,008	$10,663	$10,978	$10,619
04/2020	$12,061	$12,030	$11,156	$11,361
05/2020	$12,186	$12,603	$11,188	$11,697
06/2020	$12,353	$12,853	$11,243	$11,887
07/2020	$12,635	$13,578	$11,366	$12,184
08/2020	$12,792	$14,554	$11,284	$12,608
09/2020	$12,604	$14,001	$11,325	$12,410
10/2020	$12,416	$13,629	$11,326	$12,185
11/2020	$12,991	$15,121	$11,391	$13,095
12/2020	$13,188	$15,702	$11,426	$13,390
01/2021	$13,104	$15,544	$11,364	$13,301
02/2021	$12,978	$15,972	$11,187	$13,430
03/2021	$13,104	$16,672	$11,143	$13,747
04/2021	$13,199	$17,561	$11,173	$14,097
05/2021	$13,493	$17,684	$11,197	$14,199
06/2021	$13,934	$18,097	$11,252	$14,425
07/2021	$14,659	$18,527	$11,392	$14,646
08/2021	$14,848	$19,090	$11,369	$14,870
09/2021	$14,449	$18,202	$11,262	$14,487
10/2021	$14,712	$19,478	$11,232	$14,952
11/2021	$14,491	$19,343	$11,312	$14,865
12/2021	$14,863	$20,209	$11,267	$15,201
01/2022	$14,241	$19,164	$11,090	$14,658
02/2022	$14,116	$18,590	$10,942	$14,347
03/2022	$14,054	$19,280	$10,706	$14,494
04/2022	$13,469	$17,599	$10,418	$13,748
05/2022	$13,456	$17,631	$10,404	$13,723
06/2022	$12,647	$16,176	$10,246	$13,008
07/2022	$13,344	$17,667	$10,507	$13,766
08/2022	$12,734	$16,947	$10,233	$13,342
09/2022	$12,174	$15,386	$9,904	$12,516
10/2022	$12,349	$16,632	$9,870	$13,040
11/2022	$12,759	$17,561	$10,122	$13,626
12/2022	$12,287	$16,549	$10,003	$13,150
01/2023	$12,818	$17,589	$10,233	$13,792
02/2023	$12,481	$17,160	$10,070	$13,581
03/2023	$12,818	$17,790	$10,293	$13,910
04/2023	$12,909	$18,068	$10,346	$14,079
05/2023	$12,637	$18,146	$10,305	$14,044
06/2023	$13,090	$19,345	$10,299	$14,526
07/2023	$13,504	$19,967	$10,302	$14,789
08/2023	$13,129	$19,649	$10,289	$14,632
09/2023	$12,896	$18,712	$10,112	$14,213
10/2023	$12,701	$18,319	$10,040	$13,954
11/2023	$13,168	$19,992	$10,385	$14,852
12/2023	$13,834	$20,900	$10,717	$15,420
01/2024	$13,808	$21,251	$10,696	$15,577
02/2024	$14,101	$22,386	$10,623	$15,969
03/2024	$14,713	$23,106	$10,719	$16,357
04/2024	$14,394	$22,162	$10,546	$15,941
05/2024	$14,806	$23,261	$10,640	$16,393
06/2024	$14,913	$24,096	$10,732	$16,684
07/2024	$15,059	$24,389	$10,939	$16,944
08/2024	$14,673	$24,981	$11,059	$17,212
09/2024	$15,073	$25,514	$11,187	$17,454
10/2024	$14,593	$25,283	$11,036	$17,272
11/2024	$14,940	$26,767	$11,167	$17,864
12/2024	$14,652	$26,129	$11,081	$17,610

Average Annual Total Returns (%)

HEADER	1 Year	5 Years	Since Inception (12/31/18)
Class C without Deferred Sales ChargeFootnote Reference1	5.91%	3.01%	6.57%
Class C with Maximum Deferred Sales Charge -1.00%Footnote Reference1	4.91%	3.01%	6.57%
S&P 500® Index TR	25.02%	14.53%	17.36%
Bloomberg Global-Aggregate Total Return Index Value Hedged USD	3.40%	0.48%	1.73%
60% MSCI World Index Hedged to USD / 40% BB Global Aggregate Rtrn Hedged to USD	14.21%	7.94%	9.89%
Footnote	Description
Footnote[1]	Return may differ from actual shareholder return due to accounting adjustments for financial reporting purposes.

Performance shown is historical and is not indicative of future returns.  Investment returns and principal value will vary, and shares may be worth more or less at redemption than at original purchase. Performance shown is as of date indicated, and current performance may be lower or higher than the performance data quoted. To obtain performance as of the most recent month end, please visit americanbeaconfunds.com or call 800-967-9009. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Fund's performance benefited from fee waivers. For more information, visit americanbeaconfunds.com/Performance_Disclaimers.aspx.

The S&P 500 Index TR and Bloomberg Global-Aggregate Total Return Index Value Hedged USD are replacing the 60% MSCI ® World Index Hedged to USD / 40% Bloomberg Global-Aggregate Total Return Index Value Hedged to USD and the MSCI World Index as the broad-based securities market indices to comply with a new regulatory requirement. The 60% MSCI ® World Index Hedged to USD / 40% Bloomberg Global-Aggregate Total Return Index Value Hedged to USD reflects the market sectors in which the Fund invests.

Key Fund Statistics

Total Net Assets	$277,718,436
# of Portfolio Holdings	18
Portfolio Turnover Rate	138%
Total Management Fees Paid	$2,597,444

Asset Class Exposure % of VaR*

Header	Net (%)	% of VaR
Stocks	34.1	51.3
Bonds and Rates	49.3	27.3
Credit	43.8	7.3
Commodities	11.2	14.0

What did the Fund invest in?

Top Ten Exposures - % of VaR*

BBG Commodity ex-Agriculturals Index	Long	14.0
US Treasuries	Long	12.6
Tokyo Stock Exchange Index	Long	7.3
S&P 500 Index	Long	7.1
Nikkei	Long	4.7
Gilts	Long	4.4
NASDAQ 100 Index	Long	4.2
S&P TSX 60 Index	Long	3.1
Euro-STOXX	Long	3.1
US High Yield CDX Index	Long	2.9

* Value at Risk (“VaR”) is a measure of the potential loss in value of a portfolio over a defined period for a given confidence interval. A one-day VaR at the 95% confidence level represents that there is a 5% probability that the mark-to-market loss on the portfolio over a one day horizon will exceed this value (assuming normal markets and no trading in the portfolio).

3-Year Risk Summary

Value	Value
Standard Deviation	11.42
Sharpe Ratio	(0.26)

Additional Information

For additional information about the Fund, including its prospectus, financial statements, holdings, and proxy voting information, please visit www.americanbeaconfunds.com/literature or call 1-800-658-5811.

Householding

If your financial institution mailed only one copy of this Report to an address shared by more than one account, you can request an individual copy by contacting your financial institution.

Annual Shareholder Report - December 31, 2024

Distributed by:

Resolute Investment Distributors, Inc.

AHL TargetRisk Fund

AHL TR_C 1224

Class C: AHACX

American Beacon

AHL TargetRisk Fund

Class R5: AHTIX

Annual Shareholder Report - December 31, 2024

This annual shareholder report contains important information about American Beacon AHL TargetRisk Fund for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at www.americanbeaconfunds.com/literature. You can also request this information by contacting us at 800-658-5811.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R5	$108	1.04%

How did the Fund perform and what affected its performance?

The R5 Class of the Fund returned 7.13% for the twelve months ended December 31, 2024, compared to the 60/40 Global Index (Hedged to USD) return of 5.55%, the Bloomberg Global-Aggregate Total Return Index Value Hedged USD return of 3.26% and the S&P 500 Index return of 25.02%.

• The investment strategy of the Fund’s sub-advisor is designed to maintain a targeted risk profile through dynamic implementation and investing across a broad range of asset classes.

• Overall, the market environment over the twelve-month period was conducive to the sub-advisor’s investment strategy led by performance in U.S. equities despite headwinds from the unwinding of the U.S. dollar Japanese yen carry trade, political instability in South Korea and negative sentiment surrounding the first budget proposal of the new Labour Party in the U.K.

• Equities, credit, and inflation assets were contributors during the period.

• Fixed income was the lone detracting asset class during the period.

Cumulative Performance from December 31, 2018 through December 31, 2024

The initial investment, based on a $250,000 investment, is adjusted to reflect the maximum applicable sales charge, if any.

	R5	S&P 500® Index TR	60% MSCI World Index Hedged to USD / 40% BB Global Aggregate Rtrn Hedged to USD	Bloomberg Global-Aggregate Total Return Index Value Hedged USD
12/2018	$250,000	$250,000	$250,000	$250,000
01/2019	$263,500	$272,362	$262,091	$252,648
02/2019	$266,250	$281,107	$267,554	$252,952
03/2019	$280,250	$286,570	$272,171	$257,482
04/2019	$283,500	$298,173	$278,493	$257,635
05/2019	$282,500	$279,225	$270,711	$261,343
06/2019	$300,250	$298,903	$281,974	$265,007
07/2019	$307,000	$303,199	$284,970	$267,092
08/2019	$315,750	$298,396	$284,345	$273,150
09/2019	$314,750	$303,979	$287,902	$271,884
10/2019	$313,500	$310,564	$291,073	$271,414
11/2019	$314,250	$321,837	$296,510	$271,096
12/2019	$317,913	$331,550	$300,457	$270,540
01/2020	$321,570	$331,420	$302,257	$275,422
02/2020	$307,202	$304,138	$289,216	$278,793
03/2020	$303,023	$266,573	$265,468	$274,455
04/2020	$304,590	$300,746	$284,018	$278,897
05/2020	$307,986	$315,070	$292,418	$279,688
06/2020	$312,427	$321,336	$297,177	$281,084
07/2020	$320,264	$339,455	$304,602	$284,156
08/2020	$324,182	$363,855	$315,214	$282,096
09/2020	$320,002	$350,029	$310,257	$283,127
10/2020	$315,562	$340,721	$304,619	$283,147
11/2020	$330,190	$378,018	$327,385	$284,763
12/2020	$335,698	$392,552	$334,763	$285,638
01/2021	$333,855	$388,588	$332,526	$284,106
02/2021	$330,959	$399,304	$335,757	$279,687
03/2021	$334,382	$416,792	$343,683	$278,585
04/2021	$337,278	$439,035	$352,439	$279,313
05/2021	$344,913	$442,102	$354,970	$279,936
06/2021	$356,498	$452,422	$360,624	$281,301
07/2021	$375,455	$463,170	$366,154	$284,798
08/2021	$380,458	$477,253	$371,744	$284,227
09/2021	$370,453	$455,056	$362,172	$281,544
10/2021	$377,562	$486,938	$373,810	$280,808
11/2021	$372,296	$483,564	$371,630	$282,811
12/2021	$381,967	$505,235	$380,035	$281,664
01/2022	$366,287	$479,091	$366,448	$277,238
02/2022	$363,465	$464,746	$358,690	$273,551
03/2022	$362,210	$482,002	$362,343	$267,654
04/2022	$347,471	$439,970	$343,698	$260,460
05/2022	$347,471	$440,778	$343,088	$260,102
06/2022	$326,773	$404,394	$325,198	$256,155
07/2022	$345,276	$441,681	$344,148	$262,679
08/2022	$329,596	$423,669	$333,565	$255,822
09/2022	$315,484	$384,649	$312,913	$247,609
10/2022	$320,501	$415,791	$325,994	$246,762
11/2022	$331,164	$439,027	$340,657	$253,050
12/2022	$318,978	$413,733	$328,747	$250,064
01/2023	$333,207	$439,729	$344,810	$255,823
02/2023	$324,934	$429,000	$339,518	$251,743
03/2023	$334,199	$444,751	$347,766	$257,325
04/2023	$336,516	$451,693	$351,977	$258,650
05/2023	$329,898	$453,656	$351,115	$257,631
06/2023	$341,810	$483,631	$363,162	$257,478
07/2023	$353,060	$499,168	$369,718	$257,561
08/2023	$343,795	$491,220	$365,795	$257,237
09/2023	$337,508	$467,800	$355,316	$252,801
10/2023	$332,876	$457,964	$348,856	$251,007
11/2023	$345,450	$499,788	$371,292	$259,637
12/2023	$363,376	$522,493	$385,493	$267,934
01/2024	$363,032	$531,273	$389,423	$267,409
02/2024	$370,954	$559,641	$399,235	$265,574
03/2024	$387,831	$577,647	$408,929	$267,969
04/2024	$379,220	$554,054	$398,525	$263,655
05/2024	$390,931	$581,526	$409,824	$265,988
06/2024	$394,031	$602,392	$417,095	$268,296
07/2024	$398,164	$609,725	$423,595	$273,479
08/2024	$388,520	$624,515	$430,316	$276,474
09/2024	$399,197	$637,853	$436,352	$279,682
10/2024	$387,142	$632,068	$431,797	$275,897
11/2024	$396,442	$669,171	$446,607	$279,175
12/2024	$389,270	$653,220	$440,252	$277,032

Average Annual Total Returns (%)

HEADER	1 Year	5 Years	Since Inception (12/31/18)
Class R5Footnote Reference1	7.13%	4.13%	7.66%
S&P 500® Index TR	25.02%	14.53%	17.36%
Bloomberg Global-Aggregate Total Return Index Value Hedged USD	3.40%	0.48%	1.73%
60% MSCI World Index Hedged to USD / 40% BB Global Aggregate Rtrn Hedged to USD	14.21%	7.94%	9.89%
Footnote	Description
Footnote[1]	Return may differ from actual shareholder return due to accounting adjustments for financial reporting purposes.

Performance shown is historical and is not indicative of future returns.  Investment returns and principal value will vary, and shares may be worth more or less at redemption than at original purchase. Performance shown is as of date indicated, and current performance may be lower or higher than the performance data quoted. To obtain performance as of the most recent month end, please visit americanbeaconfunds.com or call 800-967-9009. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Fund's performance benefited from fee waivers. For more information, visit americanbeaconfunds.com/Performance_Disclaimers.aspx.

The S&P 500 Index TR and Bloomberg Global-Aggregate Total Return Index Value Hedged USD are replacing the 60% MSCI ® World Index Hedged to USD / 40% Bloomberg Global-Aggregate Total Return Index Value Hedged to USD and the MSCI World Index as the broad-based securities market indices to comply with a new regulatory requirement. The 60% MSCI ® World Index Hedged to USD / 40% Bloomberg Global-Aggregate Total Return Index Value Hedged to USD reflects the market sectors in which the Fund invests.

Key Fund Statistics

Total Net Assets	$277,718,436
# of Portfolio Holdings	18
Portfolio Turnover Rate	138%
Total Management Fees Paid	$2,597,444

Asset Class Exposure % of VaR*

Header	Net (%)	% of VaR
Stocks	34.1	51.3
Bonds and Rates	49.3	27.3
Credit	43.8	7.3
Commodities	11.2	14.0

What did the Fund invest in?

Top Ten Exposures - % of VaR*

BBG Commodity ex-Agriculturals Index	Long	14.0
US Treasuries	Long	12.6
Tokyo Stock Exchange Index	Long	7.3
S&P 500 Index	Long	7.1
Nikkei	Long	4.7
Gilts	Long	4.4
NASDAQ 100 Index	Long	4.2
S&P TSX 60 Index	Long	3.1
Euro-STOXX	Long	3.1
US High Yield CDX Index	Long	2.9

* Value at Risk (“VaR”) is a measure of the potential loss in value of a portfolio over a defined period for a given confidence interval. A one-day VaR at the 95% confidence level represents that there is a 5% probability that the mark-to-market loss on the portfolio over a one day horizon will exceed this value (assuming normal markets and no trading in the portfolio).

3-Year Risk Summary

Value	Value
Standard Deviation	11.42
Sharpe Ratio	(0.26)

Additional Information

For additional information about the Fund, including its prospectus, financial statements, holdings, and proxy voting information, please visit www.americanbeaconfunds.com/literature or call 1-800-658-5811.

Householding

If your financial institution mailed only one copy of this Report to an address shared by more than one account, you can request an individual copy by contacting your financial institution.

Annual Shareholder Report - December 31, 2024

Distributed by:

Resolute Investment Distributors, Inc.

AHL TargetRisk Fund

AHL TR_R5 1224

Class R5: AHTIX

American Beacon

AHL TargetRisk Fund

Class Y: AHTYX

Annual Shareholder Report - December 31, 2024

This annual shareholder report contains important information about American Beacon AHL TargetRisk Fund for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at www.americanbeaconfunds.com/literature. You can also request this information by contacting us at 800-658-5811.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Y	$123	1.19%

How did the Fund perform and what affected its performance?

The Y Class of the Fund returned 7.00% for the twelve months ended December 31, 2024, compared to the 60/40 Global Index (Hedged to USD) return of 5.55%, the Bloomberg Global-Aggregate Total Return Index Value Hedged USD return of 3.26% and the S&P 500 Index return of 25.02%.

• The investment strategy of the Fund’s sub-advisor is designed to maintain a targeted risk profile through dynamic implementation and investing across a broad range of asset classes.

• Overall, the market environment over the twelve-month period was conducive to the sub-advisor’s investment strategy led by performance in U.S. equities despite headwinds from the unwinding of the U.S. dollar Japanese yen carry trade, political instability in South Korea and negative sentiment surrounding the first budget proposal of the new Labour Party in the U.K.

• Equities, credit, and inflation assets were contributors during the period.

• Fixed income was the lone detracting asset class during the period.

Cumulative Performance from December 31, 2018 through December 31, 2024

The initial investment, based on a $100,000 investment, is adjusted to reflect the maximum applicable sales charge, if any.

#ERROR:A result could not be returned because the conditional could not be evaluated to a True/False value (#ERROR:Invalid Formula (#!=""), 'Multiple values from an iterator cannot be used in a formula unless they are aggregrated.')
	Y	S&P 500® Index TR	60% MSCI World Index Hedged to USD / 40% BB Global Aggregate Rtrn Hedged to USD	Bloomberg Global-Aggregate Total Return Index Value Hedged USD
12/2018	$100,000	$100,000	$100,000	$100,000
01/2019	$105,400	$108,945	$104,837	$101,059
02/2019	$106,400	$112,443	$107,022	$101,181
03/2019	$112,100	$114,628	$108,868	$102,993
04/2019	$113,300	$119,269	$111,397	$103,054
05/2019	$112,900	$111,690	$108,284	$104,537
06/2019	$120,000	$119,561	$112,789	$106,003
07/2019	$122,700	$121,280	$113,988	$106,837
08/2019	$126,300	$119,359	$113,738	$109,260
09/2019	$125,900	$121,592	$115,161	$108,754
10/2019	$125,300	$124,225	$116,429	$108,566
11/2019	$125,600	$128,735	$118,604	$108,438
12/2019	$127,061	$132,620	$120,183	$108,216
01/2020	$128,628	$132,568	$120,903	$110,169
02/2020	$122,776	$121,655	$115,686	$111,517
03/2020	$121,105	$106,629	$106,187	$109,782
04/2020	$121,732	$120,298	$113,607	$111,559
05/2020	$123,090	$126,028	$116,967	$111,875
06/2020	$124,971	$128,534	$118,871	$112,433
07/2020	$127,896	$135,782	$121,841	$113,662
08/2020	$129,568	$145,542	$126,085	$112,839
09/2020	$127,792	$140,012	$124,103	$113,251
10/2020	$126,016	$136,288	$121,847	$113,259
11/2020	$131,972	$151,207	$130,954	$113,905
12/2020	$134,109	$157,021	$133,905	$114,255
01/2021	$133,372	$155,435	$133,010	$113,642
02/2021	$132,109	$159,722	$134,303	$111,875
03/2021	$133,582	$166,717	$137,473	$111,434
04/2021	$134,740	$175,614	$140,976	$111,725
05/2021	$137,688	$176,841	$141,988	$111,975
06/2021	$142,425	$180,969	$144,250	$112,521
07/2021	$150,004	$185,268	$146,462	$113,919
08/2021	$152,004	$190,901	$148,698	$113,691
09/2021	$148,004	$182,022	$144,869	$112,618
10/2021	$150,846	$194,775	$149,524	$112,323
11/2021	$148,741	$193,425	$148,652	$113,124
12/2021	$152,552	$202,094	$152,014	$112,666
01/2022	$146,285	$191,636	$146,579	$110,895
02/2022	$145,157	$185,898	$143,476	$109,420
03/2022	$144,655	$192,801	$144,937	$107,062
04/2022	$138,764	$175,988	$137,479	$104,184
05/2022	$138,764	$176,311	$137,235	$104,041
06/2022	$130,491	$161,758	$130,079	$102,462
07/2022	$137,886	$176,672	$137,659	$105,072
08/2022	$131,619	$169,467	$133,426	$102,329
09/2022	$125,978	$153,860	$125,165	$99,044
10/2022	$127,984	$166,316	$130,398	$98,705
11/2022	$132,120	$175,611	$136,263	$101,220
12/2022	$127,353	$165,493	$131,499	$100,025
01/2023	$133,034	$175,892	$137,924	$102,329
02/2023	$129,731	$171,600	$135,807	$100,697
03/2023	$133,298	$177,900	$139,106	$102,930
04/2023	$134,355	$180,677	$140,791	$103,460
05/2023	$131,581	$181,462	$140,446	$103,053
06/2023	$136,337	$193,453	$145,265	$102,991
07/2023	$140,961	$199,667	$147,887	$103,024
08/2023	$137,129	$196,488	$146,318	$102,895
09/2023	$134,751	$187,120	$142,127	$101,121
10/2023	$132,770	$183,186	$139,542	$100,403
11/2023	$137,790	$199,915	$148,517	$103,855
12/2023	$144,889	$208,997	$154,197	$107,174
01/2024	$144,752	$212,509	$155,769	$106,964
02/2024	$147,910	$223,856	$159,694	$106,230
03/2024	$154,503	$231,059	$163,571	$107,188
04/2024	$151,207	$221,621	$159,410	$105,462
05/2024	$155,739	$232,610	$163,930	$106,395
06/2024	$156,975	$240,957	$166,838	$107,318
07/2024	$158,623	$243,890	$169,438	$109,391
08/2024	$154,777	$249,806	$172,126	$110,590
09/2024	$159,035	$255,141	$174,541	$111,873
10/2024	$154,228	$252,827	$172,719	$110,359
11/2024	$157,936	$267,669	$178,643	$111,670
12/2024	$155,035	$261,288	$176,101	$110,813

Average Annual Total Returns (%)

HEADER	1 Year	5 Years	Since Inception (12/31/18)
Class YFootnote Reference1	7.00%	4.06%	7.58%
S&P 500® Index TR	25.02%	14.53%	17.36%
Bloomberg Global-Aggregate Total Return Index Value Hedged USD	3.40%	0.48%	1.73%
60% MSCI World Index Hedged to USD / 40% BB Global Aggregate Rtrn Hedged to USD	14.21%	7.94%	9.89%
Footnote	Description
Footnote[1]	Return may differ from actual shareholder return due to accounting adjustments for financial reporting purposes.

Performance shown is historical and is not indicative of future returns.  Investment returns and principal value will vary, and shares may be worth more or less at redemption than at original purchase. Performance shown is as of date indicated, and current performance may be lower or higher than the performance data quoted. To obtain performance as of the most recent month end, please visit americanbeaconfunds.com or call 800-967-9009. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Fund's performance benefited from fee waivers. For more information, visit americanbeaconfunds.com/Performance_Disclaimers.aspx.

The S&P 500 Index TR and Bloomberg Global-Aggregate Total Return Index Value Hedged USD are replacing the 60% MSCI ® World Index Hedged to USD / 40% Bloomberg Global-Aggregate Total Return Index Value Hedged to USD and the MSCI World Index as the broad-based securities market indices to comply with a new regulatory requirement. The 60% MSCI ® World Index Hedged to USD / 40% Bloomberg Global-Aggregate Total Return Index Value Hedged to USD reflects the market sectors in which the Fund invests.

Key Fund Statistics

Total Net Assets	$277,718,436
# of Portfolio Holdings	18
Portfolio Turnover Rate	138%
Total Management Fees Paid	$2,597,444

Asset Class Exposure % of VaR*

Header	Net (%)	% of VaR
Stocks	34.1	51.3
Bonds and Rates	49.3	27.3
Credit	43.8	7.3
Commodities	11.2	14.0

What did the Fund invest in?

Top Ten Exposures - % of VaR*

BBG Commodity ex-Agriculturals Index	Long	14.0
US Treasuries	Long	12.6
Tokyo Stock Exchange Index	Long	7.3
S&P 500 Index	Long	7.1
Nikkei	Long	4.7
Gilts	Long	4.4
NASDAQ 100 Index	Long	4.2
S&P TSX 60 Index	Long	3.1
Euro-STOXX	Long	3.1
US High Yield CDX Index	Long	2.9

* Value at Risk (“VaR”) is a measure of the potential loss in value of a portfolio over a defined period for a given confidence interval. A one-day VaR at the 95% confidence level represents that there is a 5% probability that the mark-to-market loss on the portfolio over a one day horizon will exceed this value (assuming normal markets and no trading in the portfolio).

3-Year Risk Summary

Value	Value
Standard Deviation	11.42
Sharpe Ratio	(0.26)

Additional Information

For additional information about the Fund, including its prospectus, financial statements, holdings, and proxy voting information, please visit www.americanbeaconfunds.com/literature or call 1-800-658-5811.

Householding

If your financial institution mailed only one copy of this Report to an address shared by more than one account, you can request an individual copy by contacting your financial institution.

Annual Shareholder Report - December 31, 2024

Distributed by:

Resolute Investment Distributors, Inc.

AHL TargetRisk Fund

AHL TR_Y 1224

Class Y: AHTYX

American Beacon

AHL TargetRisk Fund

Investor Class: AHTPX

Annual Shareholder Report - December 31, 2024

This annual shareholder report contains important information about American Beacon AHL TargetRisk Fund for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at www.americanbeaconfunds.com/literature. You can also request this information by contacting us at 800-658-5811.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$158	1.53%

How did the Fund perform and what affected its performance?

The Investor Class of the Fund returned 6.71% for the twelve months ended December 31, 2024, compared to the 60/40 Global Index (Hedged to USD) return of 5.55%, the Bloomberg Global-Aggregate Total Return Index Value Hedged USD return of 3.26% and the S&P 500 Index return of 25.02%.

• The investment strategy of the Fund’s sub-advisor is designed to maintain a targeted risk profile through dynamic implementation and investing across a broad range of asset classes.

• Overall, the market environment over the twelve-month period was conducive to the sub-advisor’s investment strategy led by performance in U.S. equities despite headwinds from the unwinding of the U.S. dollar Japanese yen carry trade, political instability in South Korea and negative sentiment surrounding the first budget proposal of the new Labour Party in the U.K.

• Equities, credit, and inflation assets were contributors during the period.

• Fixed income was the lone detracting asset class during the period.

Cumulative Performance from December 31, 2018 through December 31, 2024

The initial investment, based on a $10,000 investment, is adjusted to reflect the maximum applicable sales charge, if any.

	Investor	S&P 500® Index TR	Bloomberg Global-Aggregate Total Return Index Value Hedged USD	60% MSCI World Index Hedged to USD / 40% BB Global Aggregate Rtrn Hedged to USD
12/2018	$10,000	$10,000	$10,000	$10,000
01/2019	$10,540	$10,894	$10,106	$10,484
02/2019	$10,640	$11,244	$10,118	$10,702
03/2019	$11,200	$11,463	$10,299	$10,887
04/2019	$11,320	$11,927	$10,305	$11,140
05/2019	$11,280	$11,169	$10,454	$10,828
06/2019	$11,990	$11,956	$10,600	$11,279
07/2019	$12,260	$12,128	$10,684	$11,399
08/2019	$12,620	$11,936	$10,926	$11,374
09/2019	$12,580	$12,159	$10,875	$11,516
10/2019	$12,520	$12,423	$10,857	$11,643
11/2019	$12,540	$12,873	$10,844	$11,860
12/2019	$12,685	$13,262	$10,822	$12,018
01/2020	$12,832	$13,257	$11,017	$12,090
02/2020	$12,257	$12,166	$11,152	$11,569
03/2020	$12,079	$10,663	$10,978	$10,619
04/2020	$12,142	$12,030	$11,156	$11,361
05/2020	$12,267	$12,603	$11,188	$11,697
06/2020	$12,445	$12,853	$11,243	$11,887
07/2020	$12,748	$13,578	$11,366	$12,184
08/2020	$12,905	$14,554	$11,284	$12,608
09/2020	$12,727	$14,001	$11,325	$12,410
10/2020	$12,550	$13,629	$11,326	$12,185
11/2020	$13,135	$15,121	$11,391	$13,095
12/2020	$13,342	$15,702	$11,426	$13,390
01/2021	$13,269	$15,544	$11,364	$13,301
02/2021	$13,143	$15,972	$11,187	$13,430
03/2021	$13,290	$16,672	$11,143	$13,747
04/2021	$13,384	$17,561	$11,173	$14,097
05/2021	$13,689	$17,684	$11,197	$14,199
06/2021	$14,151	$18,097	$11,252	$14,425
07/2021	$14,897	$18,527	$11,392	$14,646
08/2021	$15,086	$19,090	$11,369	$14,870
09/2021	$14,687	$18,202	$11,262	$14,487
10/2021	$14,971	$19,478	$11,232	$14,952
11/2021	$14,750	$19,343	$11,312	$14,865
12/2021	$15,134	$20,209	$11,267	$15,201
01/2022	$14,510	$19,164	$11,090	$14,658
02/2022	$14,398	$18,590	$10,942	$14,347
03/2022	$14,336	$19,280	$10,706	$14,494
04/2022	$13,749	$17,599	$10,418	$13,748
05/2022	$13,749	$17,631	$10,404	$13,723
06/2022	$12,926	$16,176	$10,246	$13,008
07/2022	$13,649	$17,667	$10,507	$13,766
08/2022	$13,026	$16,947	$10,233	$13,342
09/2022	$12,464	$15,386	$9,904	$12,516
10/2022	$12,651	$16,632	$9,870	$13,040
11/2022	$13,076	$17,561	$10,122	$13,626
12/2022	$12,593	$16,549	$10,003	$13,150
01/2023	$13,157	$17,589	$10,233	$13,792
02/2023	$12,816	$17,160	$10,070	$13,581
03/2023	$13,170	$17,790	$10,293	$13,910
04/2023	$13,275	$18,068	$10,346	$14,079
05/2023	$12,999	$18,146	$10,305	$14,044
06/2023	$13,471	$19,345	$10,299	$14,526
07/2023	$13,917	$19,967	$10,302	$14,789
08/2023	$13,537	$19,649	$10,289	$14,632
09/2023	$13,288	$18,712	$10,112	$14,213
10/2023	$13,104	$18,319	$10,040	$13,954
11/2023	$13,589	$19,992	$10,385	$14,852
12/2023	$14,291	$20,900	$10,717	$15,420
01/2024	$14,277	$21,251	$10,696	$15,577
02/2024	$14,589	$22,386	$10,623	$15,969
03/2024	$15,241	$23,106	$10,719	$16,357
04/2024	$14,902	$22,162	$10,546	$15,941
05/2024	$15,350	$23,261	$10,640	$16,393
06/2024	$15,459	$24,096	$10,732	$16,684
07/2024	$15,622	$24,389	$10,939	$16,944
08/2024	$15,228	$24,981	$11,059	$17,212
09/2024	$15,649	$25,514	$11,187	$17,454
10/2024	$15,160	$25,283	$11,036	$17,272
11/2024	$15,527	$26,767	$11,167	$17,864
12/2024	$15,249	$26,129	$11,081	$17,610

Average Annual Total Returns (%)

HEADER	1 Year	5 Years	Since Inception (12/31/18)
Investor ClassFootnote Reference1	6.71%	3.75%	7.29%
S&P 500® Index TR	25.02%	14.53%	17.36%
Bloomberg Global-Aggregate Total Return Index Value Hedged USD	3.40%	0.48%	1.73%
60% MSCI World Index Hedged to USD / 40% BB Global Aggregate Rtrn Hedged to USD	14.21%	7.94%	9.89%
Footnote	Description
Footnote[1]	Return may differ from actual shareholder return due to accounting adjustments for financial reporting purposes.

Performance shown is historical and is not indicative of future returns.  Investment returns and principal value will vary, and shares may be worth more or less at redemption than at original purchase. Performance shown is as of date indicated, and current performance may be lower or higher than the performance data quoted. To obtain performance as of the most recent month end, please visit americanbeaconfunds.com or call 800-967-9009. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Fund's performance benefited from fee waivers. For more information, visit americanbeaconfunds.com/Performance_Disclaimers.aspx.

The S&P 500 Index TR and Bloomberg Global-Aggregate Total Return Index Value Hedged USD are replacing the 60% MSCI ® World Index Hedged to USD / 40% Bloomberg Global-Aggregate Total Return Index Value Hedged to USD and the MSCI World Index as the broad-based securities market indices to comply with a new regulatory requirement. The 60% MSCI ® World Index Hedged to USD / 40% Bloomberg Global-Aggregate Total Return Index Value Hedged to USD reflects the market sectors in which the Fund invests.

Key Fund Statistics

Total Net Assets	$277,718,436
# of Portfolio Holdings	18
Portfolio Turnover Rate	138%
Total Management Fees Paid	$2,597,444

Asset Class Exposure % of VaR*

Header	Net (%)	% of VaR
Stocks	34.1	51.3
Bonds and Rates	49.3	27.3
Credit	43.8	7.3
Commodities	11.2	14.0

What did the Fund invest in?

Top Ten Exposures - % of VaR*

BBG Commodity ex-Agriculturals Index	Long	14.0
US Treasuries	Long	12.6
Tokyo Stock Exchange Index	Long	7.3
S&P 500 Index	Long	7.1
Nikkei	Long	4.7
Gilts	Long	4.4
NASDAQ 100 Index	Long	4.2
S&P TSX 60 Index	Long	3.1
Euro-STOXX	Long	3.1
US High Yield CDX Index	Long	2.9

* Value at Risk (“VaR”) is a measure of the potential loss in value of a portfolio over a defined period for a given confidence interval. A one-day VaR at the 95% confidence level represents that there is a 5% probability that the mark-to-market loss on the portfolio over a one day horizon will exceed this value (assuming normal markets and no trading in the portfolio).

3-Year Risk Summary

Value	Value
Standard Deviation	11.42
Sharpe Ratio	(0.26)

Additional Information

For additional information about the Fund, including its prospectus, financial statements, holdings, and proxy voting information, please visit www.americanbeaconfunds.com/literature or call 1-800-658-5811.

Householding

If your financial institution mailed only one copy of this Report to an address shared by more than one account, you can request an individual copy by contacting your financial institution.

Annual Shareholder Report - December 31, 2024

Distributed by:

Resolute Investment Distributors, Inc.

AHL TargetRisk Fund

AHL TR_Investor 1224

Investor Class: AHTPX

American Beacon

AHL Multi-Alternatives Fund

Class A: AHMAX

Annual Shareholder Report - December 31, 2024

This annual shareholder report contains important information about American Beacon AHL Multi-Alternatives Fund for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at www.americanbeaconfunds.com/literature. You can also request this information by contacting us at 800-658-5811.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$159	1.56%

How did the Fund perform and what affected its performance?

The A Class of the Fund returned -2.18% (with sales charges) and 3.77% (without sales charges) for the twelve months ended December 31, 2024, compared to the S&P 500 Index return of 25.02%.

• The investment strategy of the Fund’s sub-advisor combines two strategies: (1) capitalizing on price trends in a broad range of asset classes and (2) maintaining a targeted risk profile through dynamic implementation and investing in a broad range of asset classes.

• Overall, the market environment over the twelve-month period was conducive to the sub-advisor’s investment strategy led by performance in U.S. equities despite the unwinding of the U.S. dollar Japanese yen carry trade, political instability in South Korea and negative sentiment surrounding the first budget proposal of the new Labour Party in the U.K.

• Positioning in equities, commodities, currencies, and credit asset classes were the top contributors during the period.

• Positioning within fixed income was the lone detracting asset class during the period.

Cumulative Performance from August 17, 2023 through December 31, 2024

The initial investment, based on a $10,000 investment, is adjusted to reflect the maximum applicable sales charge, if any.

	A with Sales Charge	S&P 500® Index TR
8/17/2023	$9,425	$10,000
8/31/2023	$9,434	$10,321
9/30/2023	$9,566	$9,829
10/31/2023	$9,482	$9,623
11/30/2023	$9,472	$10,501
12/31/2023	$9,747	$10,979
1/31/2024	$9,670	$11,163
2/29/2024	$9,986	$11,759
3/31/2024	$10,407	$12,137
4/30/2024	$10,454	$11,642
5/31/2024	$10,521	$12,219
6/30/2024	$10,483	$12,657
7/31/2024	$10,368	$12,811
8/31/2024	$10,081	$13,122
9/30/2024	$10,292	$13,402
10/31/2024	$9,995	$13,281
11/30/2024	$10,120	$14,061
12/31/2024	$10,114	$13,725

Average Annual Total Returns (%)

HEADER	1 Year	Since Inception (8/17/23)
Class A without Sales ChargeFootnote Reference1	3.77%	5.27%
Class A with Maximum Sales Charge - 5.75%Footnote Reference1	(2.18)%	0.83%
S&P 500® Index TR	25.02%	25.95%
Footnote	Description
Footnote[1]	Return may differ from actual shareholder return due to accounting adjustments for financial reporting purposes.

Performance shown is historical and is not indicative of future returns.  Investment returns and principal value will vary, and shares may be worth more or less at redemption than at original purchase. Performance shown is as of date indicated, and current performance may be lower or higher than the performance data quoted. To obtain performance as of the most recent month end, please visit americanbeaconfunds.com or call 800-967-9009. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Fund's performance benefited from fee waivers. For more information, visit americanbeaconfunds.com/Performance_Disclaimers.aspx.

The S&P 500 Index TR is replacing the ICE BofA US 3-Month Treasury Bill Index as broad-based securities market index to comply with a new regulatory requirement.

Key Fund Statistics

Total Net Assets	$37,959,237
# of Portfolio Holdings	15
Portfolio Turnover Rate	141%
Total Management Fees Paid	$0

Asset Class Exposure % of VaR*

Value	Value
Currencies	29.2
Equities	29.1
Commodities	27.1
Fixed Income	13.5
Credit	1.1

*Value at Risk (“VaR”) is a measure of the potential loss in value of a portfolio over a defined period for a given confidence interval. A one-day VaR at the 95% confidence level represents that there is a 5% probability that the mark-to-market loss on the portfolio over a one day horizon will exceed this value (assuming normal markets and no trading in the portfolio).

What did the Fund invest in?

Top Active Exposures by Asset Class % of VaR*

Commodities	Header	% of VaR
BBG Commodity ex-Agriculturals Index	Long	4.0
Copper	Short	3.4
Cocoa	Long	2.3
Coffee	Long	1.9
Soybeans	Short	1.9
Credit	Header	% of VaR
US 5yr CDX Index	Long	1.1
Currencies	Header	% of VaR
Japanese Yen/US Dollar	Short	6.4
Swiss Franc/US Dollar	Short	1.9
Norwegian Krone/US Dollar	Short	1.5
Swedish Krona/US Dollar	Short	1.4
South Korean Won/US Dollar	Short	1.4
Equities	Header	% of VaR
Nikkei	Long	3.7
S&P 500 Index	Long	3.5
Tokyo Stock Exchange Index	Long	3.1
NASDAQ 100 Index	Long	2.3
FTSE Taiwan Index	Long	1.9
Fixed Income	Header	% of VaR
Euribor	Long	2.4
US Treasuries	Short	2.4
SOFR 3Mth Index	Short	2.3
SONIA 3Mth Index	Short	1.7
Australian Bonds	Short	1.6

Holdings Summary

Number of Long Holdings	39
Number of Currency Pairs	35
Number of Short Holdings	24

 Top Ten Holdings - % of VaR*

Japanese Yen/US Dollar	Short	6.4
BBG Commodity ex-Agriculturals Index	Long	4.0
Nikkei	Long	3.7
S&P 500 Index	Long	3.5
Copper	Short	3.4
Tokyo Stock Exchange Index	Long	3.1
Euribor	Long	2.4
US Treasuries	Short	2.4
Cocoa	Long	2.3
SOFR 3Mth Index	Short	2.3

Includes long positions only.

Additional Information

For additional information about the Fund, including its prospectus, financial statements, holdings, and proxy voting information, please visit www.americanbeaconfunds.com/literature or call 1-800-658-5811.

Householding

If your financial institution mailed only one copy of this Report to an address shared by more than one account, you can request an individual copy by contacting your financial institution.

Annual Shareholder Report - December 31, 2024

Distributed by:

Resolute Investment Distributors, Inc.

AHL Multi-Alternatives Fund

AHL MA_A 1224

Class A: AHMAX

American Beacon

AHL Multi-Alternatives Fund

Class C: AHMCX

Annual Shareholder Report - December 31, 2024

This annual shareholder report contains important information about American Beacon AHL Multi-Alternatives Fund for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at www.americanbeaconfunds.com/literature. You can also request this information by contacting us at 800-658-5811.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$235	2.31%

How did the Fund perform and what affected its performance?

The C Class of the Fund returned 2.04% (with sales charges) and 3.04% (without sales charges) for the twelve months ended December 31, 2024, compared to the S&P 500 Index return of 25.02%.

• The investment strategy of the Fund’s sub-advisor combines two strategies: (1) capitalizing on price trends in a broad range of asset classes and (2) maintaining a targeted risk profile through dynamic implementation and investing in a broad range of asset classes.

• Overall, the market environment over the twelve-month period was conducive to the sub-advisor’s investment strategy led by performance in U.S. equities despite the unwinding of the U.S. dollar Japanese yen carry trade, political instability in South Korea and negative sentiment surrounding the first budget proposal of the new Labour Party in the U.K.

• Positioning in equities, commodities, currencies, and credit asset classes were the top contributors during the period.

• Positioning within fixed income was the lone detracting asset class during the period.

Cumulative Performance from August 17, 2023 through December 31, 2024

The initial investment, based on a $10,000 investment, is adjusted to reflect the maximum applicable sales charge, if any.

	C with Sales Charge	S&P 500® Index TR
8/17/2023	$10,000	$10,000
8/31/2023	$10,010	$10,321
9/30/2023	$10,140	$9,829
10/31/2023	$10,050	$9,623
11/30/2023	$10,030	$10,501
12/31/2023	$10,311	$10,979
1/31/2024	$10,220	$11,163
2/29/2024	$10,555	$11,759
3/31/2024	$10,991	$12,137
4/30/2024	$11,032	$11,642
5/31/2024	$11,103	$12,219
6/30/2024	$11,052	$12,657
7/31/2024	$10,920	$12,811
8/31/2024	$10,616	$13,122
9/30/2024	$10,829	$13,402
10/31/2024	$10,504	$13,281
11/30/2024	$10,636	$14,061
12/31/2024	$10,625	$13,725

Average Annual Total Returns (%)

HEADER	1 Year	Since Inception (8/17/23)
Class C without Deferred Sales ChargeFootnote Reference1	3.04%	4.51%
Class C with Maximum Deferred Sales Charge -1.00%Footnote Reference1	2.04%	4.51%
S&P 500® Index TR	25.02%	25.95%
Footnote	Description
Footnote[1]	Return may differ from actual shareholder return due to accounting adjustments for financial reporting purposes.

Performance shown is historical and is not indicative of future returns.  Investment returns and principal value will vary, and shares may be worth more or less at redemption than at original purchase. Performance shown is as of date indicated, and current performance may be lower or higher than the performance data quoted. To obtain performance as of the most recent month end, please visit americanbeaconfunds.com or call 800-967-9009. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Fund's performance benefited from fee waivers. For more information, visit americanbeaconfunds.com/Performance_Disclaimers.aspx.

The S&P 500 Index TR is replacing the ICE BofA US 3-Month Treasury Bill Index as broad-based securities market index to comply with a new regulatory requirement.

Key Fund Statistics

Total Net Assets	$37,959,237
# of Portfolio Holdings	15
Portfolio Turnover Rate	141%
Total Management Fees Paid	$0

Asset Class Exposure % of VaR*

Value	Value
Currencies	29.2
Equities	29.1
Commodities	27.1
Fixed Income	13.5
Credit	1.1

*Value at Risk (“VaR”) is a measure of the potential loss in value of a portfolio over a defined period for a given confidence interval. A one-day VaR at the 95% confidence level represents that there is a 5% probability that the mark-to-market loss on the portfolio over a one day horizon will exceed this value (assuming normal markets and no trading in the portfolio).

What did the Fund invest in?

Top Active Exposures by Asset Class % of VaR*

Commodities	Header	% of VaR
BBG Commodity ex-Agriculturals Index	Long	4.0
Copper	Short	3.4
Cocoa	Long	2.3
Coffee	Long	1.9
Soybeans	Short	1.9
Credit	Header	% of VaR
US 5yr CDX Index	Long	1.1
Currencies	Header	% of VaR
Japanese Yen/US Dollar	Short	6.4
Swiss Franc/US Dollar	Short	1.9
Norwegian Krone/US Dollar	Short	1.5
Swedish Krona/US Dollar	Short	1.4
South Korean Won/US Dollar	Short	1.4
Equities	Header	% of VaR
Nikkei	Long	3.7
S&P 500 Index	Long	3.5
Tokyo Stock Exchange Index	Long	3.1
NASDAQ 100 Index	Long	2.3
FTSE Taiwan Index	Long	1.9
Fixed Income	Header	% of VaR
Euribor	Long	2.4
US Treasuries	Short	2.4
SOFR 3Mth Index	Short	2.3
SONIA 3Mth Index	Short	1.7
Australian Bonds	Short	1.6

Holdings Summary

Number of Long Holdings	39
Number of Currency Pairs	35
Number of Short Holdings	24

 Top Ten Holdings - % of VaR*

Japanese Yen/US Dollar	Short	6.4
BBG Commodity ex-Agriculturals Index	Long	4.0
Nikkei	Long	3.7
S&P 500 Index	Long	3.5
Copper	Short	3.4
Tokyo Stock Exchange Index	Long	3.1
Euribor	Long	2.4
US Treasuries	Short	2.4
Cocoa	Long	2.3
SOFR 3Mth Index	Short	2.3

Includes long positions only.

Additional Information

For additional information about the Fund, including its prospectus, financial statements, holdings, and proxy voting information, please visit www.americanbeaconfunds.com/literature or call 1-800-658-5811.

Householding

If your financial institution mailed only one copy of this Report to an address shared by more than one account, you can request an individual copy by contacting your financial institution.

Annual Shareholder Report - December 31, 2024

Distributed by:

Resolute Investment Distributors, Inc.

AHL Multi-Alternatives Fund

AHL MA_C 1224

Class C: AHMCX

American Beacon

AHL Multi-Alternatives Fund

Class Y: AHMYX

Annual Shareholder Report - December 31, 2024

This annual shareholder report contains important information about American Beacon AHL Multi-Alternatives Fund for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at www.americanbeaconfunds.com/literature. You can also request this information by contacting us at 800-658-5811.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Y	$136	1.33%

How did the Fund perform and what affected its performance?

The Y Class of the Fund returned 4.06% for the twelve months ended December 31, 2024, compared to the S&P 500 Index return of 25.02%.

• The investment strategy of the Fund’s sub-advisor combines two strategies: (1) capitalizing on price trends in a broad range of asset classes and (2) maintaining a targeted risk profile through dynamic implementation and investing in a broad range of asset classes.

• Overall, the market environment over the twelve-month period was conducive to the sub-advisor’s investment strategy led by performance in U.S. equities despite the unwinding of the U.S. dollar Japanese yen carry trade, political instability in South Korea and negative sentiment surrounding the first budget proposal of the new Labour Party in the U.K.

• Positioning in equities, commodities, currencies, and credit asset classes were the top contributors during the period.

• Positioning within fixed income was the lone detracting asset class during the period.

Cumulative Performance from August 17, 2023 through December 31, 2024

The initial investment, based on a $100,000 investment, is adjusted to reflect the maximum applicable sales charge, if any.

#ERROR:A result could not be returned because the conditional could not be evaluated to a True/False value (#ERROR:Invalid Formula (#!=""), 'Multiple values from an iterator cannot be used in a formula unless they are aggregrated.')
	Y	S&P 500® Index TR
20230817	$100,000	$100,000
20230831	$100,200	$103,215
20230930	$101,500	$98,294
20231031	$100,700	$96,227
20231130	$100,600	$105,015
20231231	$103,511	$109,786
20240131	$102,699	$111,631
20240229	$106,149	$117,591
20240331	$110,615	$121,375
20240430	$111,122	$116,417
20240531	$111,832	$122,190
20240630	$111,426	$126,574
20240731	$110,310	$128,115
20240831	$107,266	$131,222
20240930	$109,498	$134,025
20241031	$106,352	$132,809
20241130	$107,672	$140,605
20241231	$107,714	$137,254

Average Annual Total Returns (%)

HEADER	1 Year	Since Inception (8/17/23)
Class YFootnote Reference1	4.06%	5.56%
S&P 500® Index TR	25.02%	25.95%
Footnote	Description
Footnote[1]	Return may differ from actual shareholder return due to accounting adjustments for financial reporting purposes.

Performance shown is historical and is not indicative of future returns.  Investment returns and principal value will vary, and shares may be worth more or less at redemption than at original purchase. Performance shown is as of date indicated, and current performance may be lower or higher than the performance data quoted. To obtain performance as of the most recent month end, please visit americanbeaconfunds.com or call 800-967-9009. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Fund's performance benefited from fee waivers. For more information, visit americanbeaconfunds.com/Performance_Disclaimers.aspx.

The S&P 500 Index TR is replacing the ICE BofA US 3-Month Treasury Bill Index as broad-based securities market index to comply with a new regulatory requirement.

Key Fund Statistics

Total Net Assets	$37,959,237
# of Portfolio Holdings	15
Portfolio Turnover Rate	141%
Total Management Fees Paid	$0

Asset Class Exposure % of VaR*

Value	Value
Currencies	29.2
Equities	29.1
Commodities	27.1
Fixed Income	13.5
Credit	1.1

*Value at Risk (“VaR”) is a measure of the potential loss in value of a portfolio over a defined period for a given confidence interval. A one-day VaR at the 95% confidence level represents that there is a 5% probability that the mark-to-market loss on the portfolio over a one day horizon will exceed this value (assuming normal markets and no trading in the portfolio).

What did the Fund invest in?

Top Active Exposures by Asset Class % of VaR*

Commodities	Header	% of VaR
BBG Commodity ex-Agriculturals Index	Long	4.0
Copper	Short	3.4
Cocoa	Long	2.3
Coffee	Long	1.9
Soybeans	Short	1.9
Credit	Header	% of VaR
US 5yr CDX Index	Long	1.1
Currencies	Header	% of VaR
Japanese Yen/US Dollar	Short	6.4
Swiss Franc/US Dollar	Short	1.9
Norwegian Krone/US Dollar	Short	1.5
Swedish Krona/US Dollar	Short	1.4
South Korean Won/US Dollar	Short	1.4
Equities	Header	% of VaR
Nikkei	Long	3.7
S&P 500 Index	Long	3.5
Tokyo Stock Exchange Index	Long	3.1
NASDAQ 100 Index	Long	2.3
FTSE Taiwan Index	Long	1.9
Fixed Income	Header	% of VaR
Euribor	Long	2.4
US Treasuries	Short	2.4
SOFR 3Mth Index	Short	2.3
SONIA 3Mth Index	Short	1.7
Australian Bonds	Short	1.6

Holdings Summary

Number of Long Holdings	39
Number of Currency Pairs	35
Number of Short Holdings	24

 Top Ten Holdings - % of VaR*

Japanese Yen/US Dollar	Short	6.4
BBG Commodity ex-Agriculturals Index	Long	4.0
Nikkei	Long	3.7
S&P 500 Index	Long	3.5
Copper	Short	3.4
Tokyo Stock Exchange Index	Long	3.1
Euribor	Long	2.4
US Treasuries	Short	2.4
Cocoa	Long	2.3
SOFR 3Mth Index	Short	2.3

Includes long positions only.

Additional Information

For additional information about the Fund, including its prospectus, financial statements, holdings, and proxy voting information, please visit www.americanbeaconfunds.com/literature or call 1-800-658-5811.

Householding

If your financial institution mailed only one copy of this Report to an address shared by more than one account, you can request an individual copy by contacting your financial institution.

Annual Shareholder Report - December 31, 2024

Distributed by:

Resolute Investment Distributors, Inc.

AHL Multi-Alternatives Fund

AHL MA_Y 1224

Class Y: AHMYX

American Beacon

AHL Multi-Alternatives Fund

Class R6: AHMRX

Annual Shareholder Report - December 31, 2024

This annual shareholder report contains important information about American Beacon AHL Multi-Alternatives Fund for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at www.americanbeaconfunds.com/literature. You can also request this information by contacting us at 800-658-5811.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$125	1.23%

How did the Fund perform and what affected its performance?

The R6 Class of the Fund returned 4.16% for the twelve months ended December 31, 2024, compared to the S&P 500 Index return of 25.02%.

• The investment strategy of the Fund’s sub-advisor combines two strategies: (1) capitalizing on price trends in a broad range of asset classes and (2) maintaining a targeted risk profile through dynamic implementation and investing in a broad range of asset classes.

• Overall, the market environment over the twelve-month period was conducive to the sub-advisor’s investment strategy led by performance in U.S. equities despite the unwinding of the U.S. dollar Japanese yen carry trade, political instability in South Korea and negative sentiment surrounding the first budget proposal of the new Labour Party in the U.K.

• Positioning in equities, commodities, currencies, and credit asset classes were the top contributors during the period.

• Positioning within fixed income was the lone detracting asset class during the period.

Cumulative Performance from August 17, 2023 through December 31, 2024

The initial investment, based on a $10,000 investment, is adjusted to reflect the maximum applicable sales charge, if any.

	R6	S&P 500® Index TR
8/17/2023	$10,000	$10,000
8/31/2023	$10,020	$10,321
9/30/2023	$10,150	$9,829
10/31/2023	$10,070	$9,623
11/30/2023	$10,060	$10,501
12/31/2023	$10,351	$10,979
1/31/2024	$10,270	$11,163
2/29/2024	$10,615	$11,759
3/31/2024	$11,072	$12,137
4/30/2024	$11,112	$11,642
5/31/2024	$11,193	$12,219
6/30/2024	$11,153	$12,657
7/31/2024	$11,041	$12,811
8/31/2024	$10,737	$13,122
9/30/2024	$10,960	$13,402
10/31/2024	$10,645	$13,281
11/30/2024	$10,777	$14,061
12/31/2024	$10,782	$13,725

Average Annual Total Returns (%)

HEADER	1 Year	Since Inception (8/17/23)
R6 ClassFootnote Reference1	4.16%	5.64%
S&P 500® Index TR	25.02%	25.95%
Footnote	Description
Footnote[1]	Return may differ from actual shareholder return due to accounting adjustments for financial reporting purposes.

Performance shown is historical and is not indicative of future returns.  Investment returns and principal value will vary, and shares may be worth more or less at redemption than at original purchase. Performance shown is as of date indicated, and current performance may be lower or higher than the performance data quoted. To obtain performance as of the most recent month end, please visit americanbeaconfunds.com or call 800-967-9009. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Fund's performance benefited from fee waivers. Performance includes historical performance of another Class of the Fund. For more information, visit americanbeaconfunds.com/Performance_Disclaimers.aspx.

The S&P 500 Index TR is replacing the ICE BofA US 3-Month Treasury Bill Index as broad-based securities market index to comply with a new regulatory requirement.

Key Fund Statistics

Total Net Assets	$37,959,237
# of Portfolio Holdings	15
Portfolio Turnover Rate	141%
Total Management Fees Paid	$0

Asset Class Exposure % of VaR*

Value	Value
Currencies	29.2
Equities	29.1
Commodities	27.1
Fixed Income	13.5
Credit	1.1

*Value at Risk (“VaR”) is a measure of the potential loss in value of a portfolio over a defined period for a given confidence interval. A one-day VaR at the 95% confidence level represents that there is a 5% probability that the mark-to-market loss on the portfolio over a one day horizon will exceed this value (assuming normal markets and no trading in the portfolio).

What did the Fund invest in?

Top Active Exposures by Asset Class % of VaR*

Commodities	Header	% of VaR
BBG Commodity ex-Agriculturals Index	Long	4.0
Copper	Short	3.4
Cocoa	Long	2.3
Coffee	Long	1.9
Soybeans	Short	1.9
Credit	Header	% of VaR
US 5yr CDX Index	Long	1.1
Currencies	Header	% of VaR
Japanese Yen/US Dollar	Short	6.4
Swiss Franc/US Dollar	Short	1.9
Norwegian Krone/US Dollar	Short	1.5
Swedish Krona/US Dollar	Short	1.4
South Korean Won/US Dollar	Short	1.4
Equities	Header	% of VaR
Nikkei	Long	3.7
S&P 500 Index	Long	3.5
Tokyo Stock Exchange Index	Long	3.1
NASDAQ 100 Index	Long	2.3
FTSE Taiwan Index	Long	1.9
Fixed Income	Header	% of VaR
Euribor	Long	2.4
US Treasuries	Short	2.4
SOFR 3Mth Index	Short	2.3
SONIA 3Mth Index	Short	1.7
Australian Bonds	Short	1.6

Holdings Summary

Number of Long Holdings	39
Number of Currency Pairs	35
Number of Short Holdings	24

 Top Ten Holdings - % of VaR*

Japanese Yen/US Dollar	Short	6.4
BBG Commodity ex-Agriculturals Index	Long	4.0
Nikkei	Long	3.7
S&P 500 Index	Long	3.5
Copper	Short	3.4
Tokyo Stock Exchange Index	Long	3.1
Euribor	Long	2.4
US Treasuries	Short	2.4
Cocoa	Long	2.3
SOFR 3Mth Index	Short	2.3

Includes long positions only.

Additional Information

For additional information about the Fund, including its prospectus, financial statements, holdings, and proxy voting information, please visit www.americanbeaconfunds.com/literature or call 1-800-658-5811.

Householding

If your financial institution mailed only one copy of this Report to an address shared by more than one account, you can request an individual copy by contacting your financial institution.

Annual Shareholder Report - December 31, 2024

Distributed by:

Resolute Investment Distributors, Inc.

AHL Multi-Alternatives Fund

AHL MA_R6 1224

Class R6: AHMRX

Item 2. Code of Ethics

The registrant adopted a code of ethics (the “Code”) that applies to the registrant’s Principal Executive Officer and Principal Financial Officer. The registrant amended the Code on June 14, 2024 to update the name of the Principal Executive Officer. The registrant has not granted any waivers from the provisions of the Code during the period covered by the shareholder reports presented in Item 1. The Code is filed herewith as Exhibit 99.CODE ETH.

Item 3. Audit Committee Financial Expert

The registrant’s Board of Trustees of the Trust has determined that Claudia Holz, a member of the Trust’s Audit and Compliance Committee, is the “audit committee financial expert” as defined in Form N-CSR. Ms. Holz is considered “independent” as defined in Item 3 of Form N-CSR.

Item 4. Principal Account Fees and Services

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years. “Audit services” refer to performing an audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. “Other services” refer to all other fees category would consist of service related to internal control reviews, strategy, and other consulting, financial information systems design and implementation, consulting on other information systems, and other tax services unrelated to the registrant. The following table details the aggregate fees billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees, and all other fees by the principal accountant.

(a)

Audit Fees	Fiscal Year Ended
$296,362	12/31/23
$299,371	12/31/24

(b)
Audit Related Fees	Fiscal Year Ended
$0	12/31/23
$0	12/31/24

(c)
Tax Fees(1)	Fiscal Year Ended
$110,350	12/31/23
$65,500	12/31/24

(d)
All Other Fees	Fiscal Year Ended
$0	12/31/23
$0	12/31/24

(1) “Tax Fees” are the aggregate fees billed for professional services for tax advice, tax compliance, tax planning, filing assistance for EU reclaims and PFIC tax services. These fees include international, federal, state, and excise tax reviews.

(e)(1) Pursuant to its charter, the Trust’s Audit and Compliance Committee shall have the following duties and powers pertaining to pre-approval of audit and non-audit services provided by the registrant’s principal accountant:

•

to approve, prior to appointment, the engagement of auditors to annually audit and provide their opinion on the Trusts’ financial statements, and, in connection therewith, reviewing and evaluating matters potentially affecting the independence and capabilities of the auditors;

•

to approve, prior to appointment, the engagement of the auditors to provide non-audit services to the Trusts, an investment adviser to any series of the Trusts or any entity controlling, controlled by, or under common control with an investment adviser (“adviser affiliate”) that provides ongoing services to the Trusts, if the engagement relates directly to the operations and financial reporting of the Trusts;

•

to consider whether the non-audit services provided by a Trust’s auditor to an investment adviser or any adviser affiliate that provides ongoing services to a series of the Trusts, which services were not pre-approved by the Committee, are compatible with maintaining the auditor’s independence;

•	to review the arrangements for and scope of the annual audit and any special audits; and

•	to review and approving the fees proposed to be charged to the Trusts by the auditors for each audit and non-audit service.

The Audit and Compliance Committee may delegate any portion of its authority, including the authority to grant pre-approvals of audit and permitted non-audit services, to a subcommittee of one or more members. Any decisions of the subcommittee to grant pre-approvals shall be presented to the full audit committee at its next regularly scheduled meeting.

(e)(2) None of the fees disclosed in paragraphs (b) through (d) above were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not applicable.

(g) Aggregate Non-Audit Fees for Services Rendered to the:

Registrant	Adviser	Adviser’s Affiliates Providing Ongoing Services to Registrant	Fiscal Year Ended
$110,350	$32,969	N/A	12/31/23
$65,500	$107,469	N/A	12/31/24

(h) Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a)	The schedules of investments for each series of the Trust are included in the shareholder reports presented in Item 7.

(b)	Not applicable.

Financial Statements and Other Information

Name of registrant: American Beacon Funds

Date of fiscal year end: December 31, 2024

Date of reporting period: December 31, 2024

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies

American Beacon Funds

Although information has been compiled from reliable sources, American Beacon Advisors, Inc. makes no representation as to the completeness or accuracy of the statements contained herein. All information is as of the end of the reporting period, unless noted otherwise, and is subject to change. Each Fund’s portfolio composition will change depending on economic and market conditions.

American Beacon Funds	December 31, 2024

Additional Information	Back Cover

American Beacon FundsSM

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of American Beacon Funds and Shareholders of American Beacon AHL Managed Futures Strategy Fund, American Beacon AHL Multi-Alternatives Fund, and American Beacon AHL TargetRisk Fund

Opinions on the Financial Statements

We have audited the accompanying consolidated statements of assets and liabilities, including the consolidated schedules of investments, of American Beacon AHL Managed Futures Strategy Fund, American Beacon AHL Multi-Alternatives Fund, and American Beacon AHL TargetRisk Fund and their subsidiaries (three of the funds constituting American Beacon Funds, hereafter collectively referred to as the “Funds”) as of December 31 2024, the related consolidated statements of operations and consolidated statement of changes in net assets for each of the periods indicated in the table below, including the related notes, and the consolidated financial highlights for each of the periods indicated in the table below (collectively referred to as the “consolidated financial statements”). In our opinion, the consolidated financial statements present fairly, in all material respects, the financial position of each of the Funds as of December 31, 2024, the results of each of their operations, the changes in each of their net assets and each of the financial highlights for each of the periods indicated in the table below, in conformity with accounting principles generally accepted in the United States of America.

Fund Name	Consolidated Statements of Operations	Consolidated Statements of Changes in Net Assets	Consolidated Financial Highlights
American Beacon AHL Managed Futures Strategy Fund	For the year ended December 31, 2024.	For each of the two years in the period ended December 31, 2024.	For each of the three years in the period ended December 31, 2024.

American Beacon AHL Multi-Alternatives Fund	For the year ended December 31, 2024.	For the year ended December 31, 2024, and for the period August 17, 2023 (commencement of operations) through December 31, 2023.	For the year ended December 31, 2024, and for the period August 17, 2023 (commencement of operations) through December 31, 2023.

American Beacon AHL TargetRisk Fund	For the year ended December 31, 2024.	For each of the two years in the period ended December 31, 2024.	For each of the three years in the period ended December 31, 2024.

The consolidated financial statements of American Beacon AHL Managed Futures Strategy Fund and American Beacon AHL TargetRisk Fund as of and for the year ended December 31, 2021 and the consolidated financial highlights for each of the periods ended on or prior to December 31, 2021 (not presented herein, other than the consolidated financial highlights) were audited by other auditors whose report dated February 28, 2022 expressed an unqualified opinion on those consolidated financial statements and consolidated financial highlights.

Basis for Opinions

These consolidated financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ consolidated financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these consolidated financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the consolidated financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the consolidated financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the consolidated financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the consolidated financial statements. Our

American Beacon FundsSM

Report of Independent Registered Public Accounting Firm

procedures included confirmation of securities owned as of December 31, 2024 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

/s/PricewaterhouseCoopers LLP

Boston, Massachusetts

February 27, 2025

We have served as the auditor of one or more investment companies in the American Beacon family of funds since 2016.

American Beacon AHL Managed Futures Strategy FundSM

Consolidated Schedule of Investments

December 31, 2024

	Principal Amount	Fair Value

SHORT-TERM INVESTMENTS - 86.32%

U.S. Treasury Obligations - 86.32%
U.S. Treasury Bills,
5.201%, Due 1/9/2025	$175,000,000	$174,856,862
5.134%, Due 1/16/2025	200,000,000	199,670,766
5.029%, Due 1/23/2025A	240,000,000	239,406,091
4.951%, Due 2/6/2025A	250,000,000	248,973,850
4.593%, Due 2/13/2025	125,000,000	124,381,904
4.926%, Due 2/20/2025A	180,000,000	178,976,941
4.739%, Due 3/6/2025A	55,000,000	54,597,194
4.557%, Due 3/13/2025A	50,000,000	49,593,611
4.397%, Due 3/20/2025A	200,000,000	198,213,280
4.406%, Due 3/27/2025A	250,000,000	247,555,832
4.465%, Due 4/10/2025A	50,000,000	49,434,084
4.414%, Due 4/17/2025A	250,000,000	246,966,065
4.419%, Due 4/24/2025A	200,000,000	197,413,112
4.409%, Due 5/22/2025A	250,000,000	245,980,793
4.299%, Due 6/5/2025A	150,000,000	147,345,211
4.293%, Due 6/12/2025A	50,000,000	49,074,586

Total Short-Term Investments (Cost $2,651,532,323)		2,652,440,182

TOTAL INVESTMENTS - 86.32% (Cost $2,651,532,323)		2,652,440,182
OTHER ASSETS, NET OF LIABILITIES - 13.68%		420,488,070

TOTAL NET ASSETS - 100.00%		$3,072,928,252

Percentages are stated as a percent of net assets.

A All or a portion represents positions held by the American Beacon Cayman Managed Futures Strategy Fund, Ltd.

Long Futures Contracts Open on December 31, 2024:

Commodity Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Contract Value	Unrealized Appreciation (Depreciation)
CBOT Corn FuturesA	252	March 2025	$5,735,970	$5,777,100	$41,130
CBOT Corn FuturesA	899	May 2025	20,664,134	20,935,463	271,329
CME Lean Hogs FuturesA	147	February 2025	5,183,534	4,780,440	(403,094)
CME Lean Hogs FuturesA	72	April 2025	2,571,633	2,493,360	(78,273)
COMEX Gold 100 Troy Ounces FuturesA	370	February 2025	99,918,691	97,717,000	(2,201,691)
COMEX Silver FuturesA	58	March 2025	9,496,752	8,480,180	(1,016,572)
Euronext Rapeseed FuturesA	532	January 2025	14,653,453	14,086,779	(566,674)
ICE Cocoa FuturesA	163	March 2025	11,680,202	18,657,175	6,976,973
ICE Robusta Coffee Futures 10-TonneA	361	March 2025	18,741,455	17,598,750	(1,142,705)
ICE U.S. - Henry Ld1 Fixed Price FuturesA	20	March 2025	171,325	153,500	(17,825)
ICE U.S. - Henry Ld1 Fixed Price FuturesA	20	April 2025	171,325	157,850	(13,475)
ICE U.S. - Henry Ld1 Fixed Price FuturesA	20	May 2025	171,325	166,750	(4,575)
ICE U.S. - Henry Ld1 Fixed Price FuturesA	20	June 2025	171,325	176,100	4,775
ICE U.S. - Henry Ld1 Fixed Price FuturesA	20	July 2025	171,325	178,000	6,675
ICE U.S. - Henry Ld1 Fixed Price FuturesA	20	August 2025	171,325	177,100	5,775
ICE U.S. - Henry Ld1 Fixed Price FuturesA	20	September 2025	171,325	180,950	9,625
ICE U.S. - Henry Ld1 Fixed Price FuturesA	80	October 2025	807,300	781,200	(26,100)
ICE U.S. - Henry Ld1 Fixed Price FuturesA	80	November 2025	807,300	872,800	65,500
ICE U.S. - Henry Ld1 Fixed Price FuturesA	80	December 2025	807,300	931,200	123,900
ICE U.S. - Henry Ld1 Fixed Price FuturesA	80	January 2026	807,300	868,600	61,300
ICE U.S. - Henry Ld1 Fixed Price FuturesA	80	February 2026	807,300	755,400	(51,900)
ICE U.S. - Henry Ld1 Fixed Price FuturesA	304	December 2026	2,872,680	3,621,400	748,720
ICE U.S. - Henry Ld1 Fixed Price FuturesA	304	January 2027	2,872,680	3,385,040	512,360
ICE U.S. - Henry Ld1 Fixed Price FuturesA	304	February 2027	2,872,680	2,859,880	(12,800)
ICE U.S. - Henry Ld1 Fixed Price FuturesA	304	March 2027	2,872,680	2,520,920	(351,760)
ICE U.S. - Henry Ld1 Fixed Price FuturesA	304	April 2027	2,872,680	2,539,920	(332,760)
ICE U.S. - Henry Ld1 Fixed Price FuturesA	304	May 2027	2,872,680	2,650,120	(222,560)
ICE U.S. - Henry Ld1 Fixed Price FuturesA	304	June 2027	2,872,680	2,764,120	(108,560)

See accompanying notes

American Beacon AHL Managed Futures Strategy FundSM

Consolidated Schedule of Investments

December 31, 2024

Commodity Futures Contracts (continued)
Description	Number of Contracts	Expiration Date	Notional Amount	Contract Value	Unrealized Appreciation (Depreciation)
ICE U.S. - Henry Ld1 Fixed Price FuturesA	304	July 2027	$2,872,680	$2,786,920	$(85,760)
ICE U.S. - Henry Ld1 Fixed Price FuturesA	304	August 2027	2,872,680	2,767,920	(104,760)
ICE U.S. - Henry Ld1 Fixed Price FuturesA	304	September 2027	2,872,680	2,813,520	(59,160)
ICE U.S. - Henry Ld1 Fixed Price FuturesA	304	October 2027	2,872,680	3,011,120	138,440
ICE U.S. - Henry Ld1 Fixed Price FuturesA	304	November 2027	2,872,680	3,310,560	437,880
LME Copper FuturesA	68	January 2025	16,417,079	14,744,491	(1,672,588)
LME Lead FuturesA	509	January 2025	26,170,881	24,593,480	(1,577,401)
LME Nickel FuturesA	107	January 2025	10,186,306	9,719,925	(466,381)
LME Nickel FuturesA	12	February 2025	1,140,823	1,096,647	(44,176)
LME Primary Aluminum FuturesA	250	January 2025	16,594,189	15,853,000	(741,189)
LME Primary Aluminum FuturesA	256	February 2025	16,973,834	16,299,648	(674,186)
LME Zinc FuturesA	138	January 2025	10,774,749	10,213,518	(561,231)
LME Zinc FuturesA	234	February 2025	18,190,525	17,400,182	(790,343)
MDE Crude Palm Oil FuturesA	1,564	March 2025	41,848,704	38,894,510	(2,954,194)
NYBOT CSC C Coffee FuturesA	549	March 2025	54,898,011	65,828,531	10,930,520
NYBOT CSC Cocoa FuturesA	267	March 2025	20,727,609	31,172,250	10,444,641
NYMEX Henry Hub Natural Gas FuturesA	1,483	February 2025	43,670,118	45,943,340	2,273,222
NYMEX Light Sweet Crude Oil FuturesA	443	February 2025	31,527,065	31,563,750	36,685

			$537,473,652	$554,280,409	$16,806,757

Currency Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Contract Value	Unrealized Appreciation (Depreciation)
NYBOT FINEX U.S. Dollar Index Futures	1,968	March 2025	$209,147,942	$213,126,528	$3,978,586

			$209,147,942	$213,126,528	$3,978,586

Equity Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Contract Value	Unrealized Appreciation (Depreciation)
Borsa Italiana FTSE/MIB Index Futures	433	March 2025	$78,549,970	$76,921,683	$(1,628,287)
CME E-Mini NASDAQ 100 Index Futures	209	March 2025	92,332,419	88,726,770	(3,605,649)
CME E-Mini Russell 2000 Index Futures	310	March 2025	36,712,018	34,871,900	(1,840,118)
CME E-Mini S&P 500 Index Futures	329	March 2025	100,726,611	97,643,088	(3,083,523)
Eurex DAX Index Futures	229	March 2025	122,381,735	118,913,166	(3,468,569)
Eurex EURO STOXX 50 Futures	1,241	March 2025	64,169,563	62,744,743	(1,424,820)
HKG Hang Seng China Enterprises Index Futures	707	January 2025	32,872,236	33,125,904	253,668
HKG Hang Seng Index Futures	292	January 2025	37,516,101	37,760,193	244,092
Montreal Exchange S&P/TSX 60 Index Futures	568	March 2025	119,880,610	117,365,724	(2,514,886)
NSE IFSC NIFTY 50 Index Futures	225	January 2025	10,770,747	10,696,275	(74,472)
SAFEX FTSE/JSE Top 40 Index Futures	1,204	March 2025	50,964,058	48,696,564	(2,267,494)
SFE S&P ASX Share Price Index 200 Futures	638	March 2025	82,122,051	80,439,133	(1,682,918)
SGX FTSE China A50 Futures Contract	91	January 2025	1,244,844	1,225,315	(19,529)
SGX FTSE Taiwan Index Futures	1,210	January 2025	93,421,417	92,637,600	(783,817)
SGX MSCI Singapore Index Futures	2,243	January 2025	61,360,933	61,336,971	(23,962)
SGX Nikkei 225 Stock Index Futures	814	March 2025	102,170,297	101,617,433	(552,864)
TSE TOPIX Futures	345	March 2025	60,426,747	61,097,747	671,000

			$1,147,622,357	$1,125,820,209	$(21,802,148)

See accompanying notes

American Beacon AHL Managed Futures Strategy FundSM

Consolidated Schedule of Investments

December 31, 2024

Interest Rate Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Contract Value	Unrealized Appreciation (Depreciation)
3 Month Euro Euribor Futures	4,589	September 2025	$1,165,875,997	$1,165,383,469	$(492,528)
3 Month Euro Euribor Futures	173	December 2025	44,023,834	43,947,051	(76,783)
3 Month Euro Euribor Futures	4,799	March 2026	1,219,391,868	1,218,837,562	(554,306)
3 Month Euro Euribor Futures	292	June 2026	74,285,871	74,123,593	(162,278)
3 Month Euro Euribor Futures	4,137	September 2026	1,050,556,277	1,049,633,193	(923,084)
Eurex 30 Year Euro BUXL Futures	223	March 2025	32,463,022	30,648,349	(1,814,673)
Eurex Euro-BTP Italian Bond Futures	578	March 2025	64,583,823	64,314,625	(269,198)
Eurex Euro-BTP Italian Bond Futures	345	March 2025	43,944,462	42,877,031	(1,067,431)

			$3,695,125,154	$3,689,764,873	$(5,360,281)

Short Futures Contracts Open on December 31, 2024:

Commodity Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Contract Value	Unrealized Appreciation (Depreciation)
CBOT Soybean FuturesA	2,305	March 2025	$(113,857,203)	$(116,460,125)	$(2,602,922)
CBOT Soybean Meal FuturesA	2,317	March 2025	(68,491,909)	(73,425,730)	(4,933,821)
CBOT Soybean Oil FuturesA	2,964	March 2025	(72,436,341)	(71,776,224)	660,117
COMEX Copper FuturesA	866	March 2025	(89,553,945)	(87,173,725)	2,380,220
Euronext Milling Wheat FuturesA	1,956	March 2025	(23,000,547)	(24,034,873)	(1,034,326)
ICE Brent Crude Oil FuturesA	535	January 2025	(39,399,616)	(39,932,400)	(532,784)
ICE Gas Oil FuturesA	237	January 2025	(15,625,857)	(16,477,425)	(851,568)
KCBT Hard Red Winter Wheat FuturesA	1,046	March 2025	(29,357,986)	(29,248,775)	109,211
LME Copper FuturesA	68	January 2025	(15,518,761)	(14,744,491)	774,270
LME Copper FuturesA	667	February 2025	(150,228,232)	(145,387,991)	4,840,241
LME Lead FuturesA	509	January 2025	(25,952,084)	(24,593,480)	1,358,604
LME Lead FuturesA	1,025	February 2025	(51,304,683)	(49,726,081)	1,578,602
LME Nickel FuturesA	107	January 2025	(10,664,866)	(9,719,925)	944,941
LME Nickel FuturesA	230	February 2025	(21,978,491)	(21,019,070)	959,421
LME Primary Aluminum FuturesA	250	January 2025	(15,908,109)	(15,853,000)	55,109
LME Primary Aluminum FuturesA	783	February 2025	(49,355,190)	(49,854,002)	(498,812)
LME Zinc FuturesA	138	January 2025	(10,368,354)	(10,213,518)	154,836
LME Zinc FuturesA	57	February 2025	(4,231,551)	(4,238,506)	(6,955)
MGE Red Wheat FuturesA	1,107	March 2025	(33,089,851)	(32,974,763)	115,088
NYBOT CSC Number 11 World Sugar FuturesA	441	February 2025	(9,564,292)	(9,512,899)	51,393
NYBOT CTN Number 2 Cotton FuturesA	629	March 2025	(22,307,818)	(21,511,800)	796,018
NYMEX NY Harbor ULSD FuturesA	348	January 2025	(33,005,659)	(33,856,502)	(850,843)
NYMEX Palladium FuturesA	147	March 2025	(14,135,281)	(13,374,060)	761,221
NYMEX Platinum FuturesA	1,090	April 2025	(51,458,209)	(49,622,250)	1,835,959
NYMEX Reformulated Gasoline Blendstock for Oxygen Blending RBOB FuturesA	115	January 2025	(9,350,878)	(9,704,436)	(353,558)
WCE Canola FuturesA	833	March 2025	(7,027,456)	(7,138,262)	(110,806)
WCE Canola FuturesA	299	May 2025	(2,576,928)	(2,595,514)	(18,586)

			$(989,750,097)	$(984,169,827)	$5,580,270

Equity Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Contract Value	Unrealized Appreciation (Depreciation)
Euronext CAC 40 Index Futures	487	January 2025	$(37,426,511)	$(37,251,761)	$174,750
ICE FTSE 100 Index Futures	720	March 2025	(73,426,729)	(73,736,395)	(309,666)
ICE U.S. mini MSCI EAFE Index Futures	450	March 2025	(51,711,128)	(51,018,750)	692,378
ICE U.S. MSCI Emerging Markets Index Futures	142	March 2025	(7,639,467)	(7,623,980)	15,487
OML Stockholm OMXS30 Index Futures	558	January 2025	(12,536,051)	(12,522,892)	13,159

			$(182,739,886)	$(182,153,778)	$586,108

See accompanying notes

American Beacon AHL Managed Futures Strategy FundSM

Consolidated Schedule of Investments

December 31, 2024

Interest Rate Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Contract Value	Unrealized Appreciation (Depreciation)
CBOT 2 Year U.S. Treasury Notes Futures	3,670	March 2025	$(754,628,364)	$(754,586,410)	$41,954
CBOT 5 Year U.S. Treasury Notes Futures	4,530	March 2025	(483,208,284)	(481,560,237)	1,648,047
CBOT 10 Year U.S. Treasury Notes Futures	2,213	March 2025	(241,510,563)	(240,663,750)	846,813
CBOT U.S. Long Bond Futures	1,069	March 2025	(123,875,196)	(121,698,969)	2,176,227
CBOT Ultra Long-Term U.S. Treasury Bond Futures	724	March 2025	(88,900,884)	(86,088,125)	2,812,759
Eurex 2 Year Euro SCHATZ Futures	2,228	March 2025	(247,061,350)	(246,907,812)	153,538
Eurex 5 Year Euro BOBL Futures	306	March 2025	(37,314,164)	(37,358,086)	(43,922)
Eurex 10 Year Euro BUND Futures	744	March 2025	(102,553,572)	(102,838,498)	(284,926)
French Government Bond Futures	769	March 2025	(98,468,245)	(98,296,545)	171,700
ICE Long Gilt Futures	1,202	March 2025	(141,119,559)	(139,057,044)	2,062,515
Montreal Exchange 10 Year Canadian Bond Futures	234	March 2025	(19,842,106)	(19,959,470)	(117,364)
SFE 3 Year Australian Bond Futures	8,160	March 2025	(535,797,340)	(536,141,282)	(343,942)
SFE 10 Year Australian Bond Futures	2,052	March 2025	(142,903,288)	(143,361,343)	(458,055)
Three-Month SOFR Futures	1,581	September 2025	(380,807,342)	(379,262,138)	1,545,204
Three-Month SOFR Futures	3,763	December 2025	(904,570,969)	(903,308,150)	1,262,819
Three-Month SOFR Futures	3,034	September 2026	(729,505,992)	(728,615,100)	890,892
Three-Month SOFR Futures	1,977	March 2027	(475,179,368)	(474,652,988)	526,380
Three Month SONIA Index Futures	4,658	December 2025	(1,398,648,151)	(1,396,826,778)	1,821,373
Three Month SONIA Index Futures	2,210	June 2026	(663,720,167)	(663,800,129)	(79,962)
TSE Japanese 10 Year Bond Futures	50	March 2025	(45,054,759)	(45,091,995)	(37,236)

			$(7,614,669,663)	$(7,600,074,849)	$14,594,814

A All or a portion represents positions held by the American Beacon Cayman Managed Futures Strategy Fund, Ltd.

Forward Foreign Currency Contracts Open on December 31, 2024:

Currency Purchased*		Currency Sold*		Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
PHP	43,101	USD	42,889	2/13/2025	BNP	$212	$-	$212
PHP	301,706	USD	300,501	2/13/2025	BNP	1,205	-	1,205
PHP	301,706	USD	301,490	2/13/2025	BNP	216	-	216
PHP	431,009	USD	428,665	2/13/2025	BNP	2,344	-	2,344
PHP	474,110	USD	470,896	2/13/2025	BNP	3,214	-	3,214
PHP	517,211	USD	513,699	2/13/2025	BNP	3,512	-	3,512
PHP	560,312	USD	557,008	2/13/2025	BNP	3,304	-	3,304
PHP	560,312	USD	559,303	2/13/2025	BNP	1,009	-	1,009
PHP	560,312	USD	559,718	2/13/2025	BNP	594	-	594
PHP	603,413	USD	599,082	2/13/2025	BNP	4,331	-	4,331
PHP	603,413	USD	599,130	2/13/2025	BNP	4,283	-	4,283
PHP	603,413	USD	602,638	2/13/2025	BNP	775	-	775
PHP	646,514	USD	638,302	2/13/2025	BNP	8,212	-	8,212
PHP	646,514	USD	645,450	2/13/2025	BNP	1,064	-	1,064
PHP	646,514	USD	645,895	2/13/2025	BNP	619	-	619
PHP	689,615	USD	680,735	2/13/2025	BNP	8,880	-	8,880
PHP	689,615	USD	684,760	2/13/2025	BNP	4,855	-	4,855
PHP	862,019	USD	851,107	2/13/2025	BNP	10,912	-	10,912
PHP	905,119	USD	893,587	2/13/2025	BNP	11,532	-	11,532
PHP	948,220	USD	941,878	2/13/2025	BNP	6,342	-	6,342
PHP	1,077,523	USD	1,073,256	2/13/2025	BNP	4,267	-	4,267
PHP	1,163,725	USD	1,155,822	2/13/2025	BNP	7,903	-	7,903
PHP	1,206,826	USD	1,201,655	2/13/2025	BNP	5,171	-	5,171
PHP	1,508,532	USD	1,497,929	2/13/2025	BNP	10,603	-	10,603
PHP	1,508,532	USD	1,498,801	2/13/2025	BNP	9,731	-	9,731
PHP	1,594,734	USD	1,584,094	2/13/2025	BNP	10,640	-	10,640
PHP	2,068,844	USD	2,054,520	2/13/2025	BNP	14,324	-	14,324
USD	21,773,617	PHP	21,722,867	2/13/2025	BNP	50,750	-	50,750

See accompanying notes

American Beacon AHL Managed Futures Strategy FundSM

Consolidated Schedule of Investments

December 31, 2024

Currency Purchased*		Currency Sold*		Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
PHP	517,116	USD	514,227	2/21/2025	BNP	$2,889	$-	$2,889
PHP	689,487	USD	685,495	2/21/2025	BNP	3,992	-	3,992
PHP	861,859	USD	855,989	2/21/2025	BNP	5,870	-	5,870
PHP	948,045	USD	941,120	2/21/2025	BNP	6,925	-	6,925
PHP	948,045	USD	942,426	2/21/2025	BNP	5,619	-	5,619
PHP	1,034,231	USD	1,028,128	2/21/2025	BNP	6,103	-	6,103
PHP	1,249,696	USD	1,241,056	2/21/2025	BNP	8,640	-	8,640
PHP	1,249,696	USD	1,243,781	2/21/2025	BNP	5,915	-	5,915
PHP	1,378,975	USD	1,371,272	2/21/2025	BNP	7,703	-	7,703
PHP	1,422,068	USD	1,411,728	2/21/2025	BNP	10,340	-	10,340
PHP	1,465,161	USD	1,456,118	2/21/2025	BNP	9,043	-	9,043
PHP	1,551,347	USD	1,541,650	2/21/2025	BNP	9,697	-	9,697
PHP	1,551,347	USD	1,544,142	2/21/2025	BNP	7,205	-	7,205
PHP	1,594,440	USD	1,584,827	2/21/2025	BNP	9,613	-	9,613
PHP	1,680,626	USD	1,670,951	2/21/2025	BNP	9,675	-	9,675
PHP	1,766,812	USD	1,754,236	2/21/2025	BNP	12,576	-	12,576
PHP	1,766,812	USD	1,754,263	2/21/2025	BNP	12,549	-	12,549
PHP	1,852,998	USD	1,841,700	2/21/2025	BNP	11,298	-	11,298
PHP	2,025,369	USD	2,013,124	2/21/2025	BNP	12,245	-	12,245
USD	41,647,808	PHP	41,713,992	2/21/2025	BNP	-	(66,184)	(66,184)
USD	45,276	SEK	45,192	1/2/2025	CBK	84	-	84
USD	73,653	SGD	73,225	1/2/2025	CBK	428	-	428
USD	73,671	SGD	73,225	1/2/2025	CBK	446	-	446
USD	73,677	SGD	73,225	1/2/2025	CBK	452	-	452
USD	73,700	SGD	73,225	1/2/2025	CBK	475	-	475
USD	73,720	SGD	73,225	1/2/2025	CBK	495	-	495
USD	90,417	SEK	90,384	1/2/2025	CBK	33	-	33
USD	90,445	SEK	90,384	1/2/2025	CBK	61	-	61
USD	90,501	SEK	90,384	1/2/2025	CBK	117	-	117
EUR	103,585	CAD	103,945	1/2/2025	CBK	-	(360)	(360)
EUR	103,585	CAD	104,132	1/2/2025	CBK	-	(547)	(547)
EUR	103,585	CAD	104,399	1/2/2025	CBK	-	(814)	(814)
EUR	103,585	CAD	104,414	1/2/2025	CBK	-	(829)	(829)
EUR	103,585	CAD	104,422	1/2/2025	CBK	-	(837)	(837)
EUR	103,585	CAD	104,429	1/2/2025	CBK	-	(844)	(844)
USD	135,615	SEK	135,577	1/2/2025	CBK	38	-	38
USD	135,636	SEK	135,577	1/2/2025	CBK	59	-	59
USD	135,647	SEK	135,577	1/2/2025	CBK	70	-	70
USD	135,651	SEK	135,577	1/2/2025	CBK	74	-	74
USD	135,652	SEK	135,577	1/2/2025	CBK	75	-	75
USD	135,742	SEK	135,577	1/2/2025	CBK	165	-	165
USD	135,805	SEK	135,577	1/2/2025	CBK	228	-	228
USD	136,023	SEK	135,577	1/2/2025	CBK	446	-	446
USD	147,362	SGD	146,450	1/2/2025	CBK	912	-	912
USD	180,937	SEK	180,769	1/2/2025	CBK	168	-	168
USD	180,996	SEK	180,769	1/2/2025	CBK	227	-	227
USD	181,198	SEK	180,769	1/2/2025	CBK	429	-	429
EUR	207,169	CAD	208,452	1/2/2025	CBK	-	(1,283)	(1,283)
EUR	207,170	CAD	208,489	1/2/2025	CBK	-	(1,319)	(1,319)
EUR	207,170	CAD	208,606	1/2/2025	CBK	-	(1,436)	(1,436)
EUR	207,170	CAD	208,713	1/2/2025	CBK	-	(1,543)	(1,543)
EUR	207,170	CAD	208,896	1/2/2025	CBK	-	(1,726)	(1,726)
EUR	207,170	CAD	208,951	1/2/2025	CBK	-	(1,781)	(1,781)
EUR	207,170	CAD	208,959	1/2/2025	CBK	-	(1,789)	(1,789)
EUR	207,170	CAD	209,015	1/2/2025	CBK	-	(1,845)	(1,845)
EUR	207,170	CAD	209,065	1/2/2025	CBK	-	(1,895)	(1,895)
EUR	207,170	CAD	209,161	1/2/2025	CBK	-	(1,991)	(1,991)
USD	219,867	NOK	219,618	1/2/2025	CBK	249	-	249
USD	220,934	SGD	219,676	1/2/2025	CBK	1,258	-	1,258

See accompanying notes

American Beacon AHL Managed Futures Strategy FundSM

Consolidated Schedule of Investments

December 31, 2024

Currency Purchased*		Currency Sold*		Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
USD	221,021	SGD	219,676	1/2/2025	CBK	$1,345	$-	$1,345
USD	221,166	SGD	219,676	1/2/2025	CBK	1,490	-	1,490
USD	226,072	SEK	225,961	1/2/2025	CBK	111	-	111
USD	226,130	SEK	225,961	1/2/2025	CBK	169	-	169
USD	226,144	SEK	225,961	1/2/2025	CBK	183	-	183
USD	226,169	SEK	225,961	1/2/2025	CBK	208	-	208
USD	226,179	SEK	225,961	1/2/2025	CBK	218	-	218
USD	226,190	SEK	225,961	1/2/2025	CBK	229	-	229
USD	226,231	SEK	225,961	1/2/2025	CBK	270	-	270
USD	226,388	SEK	225,961	1/2/2025	CBK	427	-	427
USD	226,421	SEK	225,961	1/2/2025	CBK	460	-	460
USD	226,646	SEK	225,961	1/2/2025	CBK	685	-	685
USD	264,110	NOK	263,542	1/2/2025	CBK	568	-	568
USD	271,311	SEK	271,153	1/2/2025	CBK	158	-	158
USD	271,348	SEK	271,153	1/2/2025	CBK	195	-	195
USD	294,531	SGD	292,901	1/2/2025	CBK	1,630	-	1,630
USD	294,551	SGD	292,901	1/2/2025	CBK	1,650	-	1,650
USD	294,620	SGD	292,901	1/2/2025	CBK	1,719	-	1,719
USD	294,961	SGD	292,901	1/2/2025	CBK	2,060	-	2,060
USD	308,159	NOK	307,465	1/2/2025	CBK	694	-	694
EUR	310,754	CAD	313,344	1/2/2025	CBK	-	(2,590)	(2,590)
EUR	310,755	CAD	313,098	1/2/2025	CBK	-	(2,343)	(2,343)
EUR	310,755	CAD	313,503	1/2/2025	CBK	-	(2,748)	(2,748)
EUR	310,755	CAD	313,595	1/2/2025	CBK	-	(2,840)	(2,840)
USD	317,120	SEK	316,346	1/2/2025	CBK	774	-	774
USD	351,343	NOK	351,389	1/2/2025	CBK	-	(46)	(46)
USD	368,194	SGD	366,126	1/2/2025	CBK	2,068	-	2,068
USD	395,897	NOK	395,312	1/2/2025	CBK	585	-	585
USD	439,455	NOK	439,236	1/2/2025	CBK	219	-	219
USD	440,102	NOK	439,236	1/2/2025	CBK	866	-	866
USD	440,450	NOK	439,236	1/2/2025	CBK	1,214	-	1,214
USD	484,878	NOK	483,160	1/2/2025	CBK	1,718	-	1,718
USD	527,384	NOK	527,083	1/2/2025	CBK	301	-	301
USD	571,447	NOK	571,007	1/2/2025	CBK	440	-	440
USD	572,904	NOK	571,007	1/2/2025	CBK	1,897	-	1,897
USD	616,230	NOK	614,931	1/2/2025	CBK	1,299	-	1,299
USD	616,384	NOK	614,931	1/2/2025	CBK	1,453	-	1,453
USD	616,431	NOK	614,931	1/2/2025	CBK	1,500	-	1,500
USD	616,606	NOK	614,931	1/2/2025	CBK	1,675	-	1,675
SGD	2,709,333	USD	2,723,860	1/2/2025	CBK	-	(14,527)	(14,527)
CAD	3,949,082	EUR	3,936,229	1/2/2025	CBK	12,853	-	12,853
SEK	5,061,529	USD	5,085,961	1/2/2025	CBK	-	(24,432)	(24,432)
NOK	7,467,013	USD	7,499,523	1/2/2025	CBK	-	(32,510)	(32,510)
USD	71,988	MXN	71,939	1/3/2025	CBK	49	-	49
USD	73,542	SGD	73,225	1/3/2025	CBK	317	-	317
USD	95,895	MXN	95,919	1/3/2025	CBK	-	(24)	(24)
USD	95,897	MXN	95,919	1/3/2025	CBK	-	(22)	(22)
USD	119,629	MXN	119,898	1/3/2025	CBK	-	(269)	(269)
USD	119,710	MXN	119,898	1/3/2025	CBK	-	(188)	(188)
USD	119,715	MXN	119,898	1/3/2025	CBK	-	(183)	(183)
USD	119,724	MXN	119,898	1/3/2025	CBK	-	(174)	(174)
USD	119,746	MXN	119,898	1/3/2025	CBK	-	(152)	(152)
USD	119,767	MXN	119,898	1/3/2025	CBK	-	(131)	(131)
USD	119,810	MXN	119,898	1/3/2025	CBK	-	(88)	(88)
USD	119,836	MXN	119,898	1/3/2025	CBK	-	(62)	(62)
USD	119,909	MXN	119,898	1/3/2025	CBK	11	-	11
USD	119,979	MXN	119,898	1/3/2025	CBK	81	-	81
USD	119,993	MXN	119,898	1/3/2025	CBK	95	-	95
USD	120,177	MXN	119,898	1/3/2025	CBK	279	-	279

See accompanying notes

American Beacon AHL Managed Futures Strategy FundSM

Consolidated Schedule of Investments

December 31, 2024

Currency Purchased*		Currency Sold*		Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
USD	132,545	NOK	131,771	1/3/2025	CBK	$774	$-	$774
USD	143,643	MXN	143,878	1/3/2025	CBK	-	(235)	(235)
USD	143,679	MXN	143,878	1/3/2025	CBK	-	(199)	(199)
USD	143,682	MXN	143,878	1/3/2025	CBK	-	(196)	(196)
USD	143,779	MXN	143,878	1/3/2025	CBK	-	(99)	(99)
USD	143,790	MXN	143,878	1/3/2025	CBK	-	(88)	(88)
USD	143,826	MXN	143,878	1/3/2025	CBK	-	(52)	(52)
USD	143,858	MXN	143,878	1/3/2025	CBK	-	(20)	(20)
USD	143,927	MXN	143,878	1/3/2025	CBK	49	-	49
USD	143,936	MXN	143,878	1/3/2025	CBK	58	-	58
USD	143,945	MXN	143,878	1/3/2025	CBK	67	-	67
USD	143,964	MXN	143,878	1/3/2025	CBK	86	-	86
USD	144,276	MXN	143,878	1/3/2025	CBK	398	-	398
USD	144,629	MXN	143,878	1/3/2025	CBK	751	-	751
USD	147,057	SGD	146,450	1/3/2025	CBK	607	-	607
USD	147,065	SGD	146,450	1/3/2025	CBK	615	-	615
USD	147,078	SGD	146,450	1/3/2025	CBK	628	-	628
USD	147,079	SGD	146,450	1/3/2025	CBK	629	-	629
USD	147,084	SGD	146,450	1/3/2025	CBK	634	-	634
USD	147,087	SGD	146,450	1/3/2025	CBK	637	-	637
USD	147,093	SGD	146,450	1/3/2025	CBK	643	-	643
USD	147,101	SGD	146,450	1/3/2025	CBK	651	-	651
USD	147,112	SGD	146,450	1/3/2025	CBK	662	-	662
USD	147,120	SGD	146,450	1/3/2025	CBK	670	-	670
USD	147,128	SGD	146,450	1/3/2025	CBK	678	-	678
USD	147,165	SGD	146,450	1/3/2025	CBK	715	-	715
USD	167,436	MXN	167,858	1/3/2025	CBK	-	(422)	(422)
USD	167,471	MXN	167,858	1/3/2025	CBK	-	(387)	(387)
USD	167,629	MXN	167,858	1/3/2025	CBK	-	(229)	(229)
USD	167,633	MXN	167,858	1/3/2025	CBK	-	(225)	(225)
USD	167,653	MXN	167,858	1/3/2025	CBK	-	(205)	(205)
USD	167,676	MXN	167,858	1/3/2025	CBK	-	(182)	(182)
USD	167,733	MXN	167,858	1/3/2025	CBK	-	(125)	(125)
USD	167,739	MXN	167,858	1/3/2025	CBK	-	(119)	(119)
USD	167,760	MXN	167,858	1/3/2025	CBK	-	(98)	(98)
USD	167,765	MXN	167,858	1/3/2025	CBK	-	(93)	(93)
USD	167,796	MXN	167,858	1/3/2025	CBK	-	(62)	(62)
USD	167,800	MXN	167,858	1/3/2025	CBK	-	(58)	(58)
USD	167,829	MXN	167,858	1/3/2025	CBK	-	(29)	(29)
USD	167,922	MXN	167,858	1/3/2025	CBK	64	-	64
USD	167,993	MXN	167,858	1/3/2025	CBK	135	-	135
USD	168,024	MXN	167,858	1/3/2025	CBK	166	-	166
USD	168,111	MXN	167,858	1/3/2025	CBK	253	-	253
USD	168,283	MXN	167,858	1/3/2025	CBK	425	-	425
USD	168,391	MXN	167,858	1/3/2025	CBK	533	-	533
USD	168,398	MXN	167,858	1/3/2025	CBK	540	-	540
USD	168,770	MXN	167,858	1/3/2025	CBK	912	-	912
USD	176,702	NOK	175,694	1/3/2025	CBK	1,008	-	1,008
USD	191,317	MXN	191,837	1/3/2025	CBK	-	(520)	(520)
USD	191,527	MXN	191,837	1/3/2025	CBK	-	(310)	(310)
USD	191,547	MXN	191,837	1/3/2025	CBK	-	(290)	(290)
USD	191,569	MXN	191,837	1/3/2025	CBK	-	(268)	(268)
USD	191,583	MXN	191,837	1/3/2025	CBK	-	(254)	(254)
USD	191,679	MXN	191,837	1/3/2025	CBK	-	(158)	(158)
USD	191,693	MXN	191,837	1/3/2025	CBK	-	(144)	(144)
USD	191,700	MXN	191,837	1/3/2025	CBK	-	(137)	(137)
USD	191,801	MXN	191,837	1/3/2025	CBK	-	(36)	(36)
USD	191,986	MXN	191,837	1/3/2025	CBK	149	-	149
USD	192,032	MXN	191,837	1/3/2025	CBK	195	-	195

See accompanying notes

American Beacon AHL Managed Futures Strategy FundSM

Consolidated Schedule of Investments

December 31, 2024

Currency Purchased*		Currency Sold*		Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
USD	192,361	MXN	191,837	1/3/2025	CBK	$524	$-	$524
USD	215,266	MXN	215,817	1/3/2025	CBK	-	(551)	(551)
USD	215,286	MXN	215,817	1/3/2025	CBK	-	(531)	(531)
USD	215,455	MXN	215,817	1/3/2025	CBK	-	(362)	(362)
USD	215,462	MXN	215,817	1/3/2025	CBK	-	(355)	(355)
USD	215,554	MXN	215,817	1/3/2025	CBK	-	(263)	(263)
USD	215,625	MXN	215,817	1/3/2025	CBK	-	(192)	(192)
USD	215,667	MXN	215,817	1/3/2025	CBK	-	(150)	(150)
USD	215,673	MXN	215,817	1/3/2025	CBK	-	(144)	(144)
USD	215,693	MXN	215,817	1/3/2025	CBK	-	(124)	(124)
USD	215,707	MXN	215,817	1/3/2025	CBK	-	(110)	(110)
USD	215,711	MXN	215,817	1/3/2025	CBK	-	(106)	(106)
USD	215,992	MXN	215,817	1/3/2025	CBK	175	-	175
USD	216,237	MXN	215,817	1/3/2025	CBK	420	-	420
USD	216,321	MXN	215,817	1/3/2025	CBK	504	-	504
USD	216,335	MXN	215,817	1/3/2025	CBK	518	-	518
USD	216,591	MXN	215,817	1/3/2025	CBK	774	-	774
USD	216,711	MXN	215,817	1/3/2025	CBK	894	-	894
USD	216,799	MXN	215,817	1/3/2025	CBK	982	-	982
USD	216,858	MXN	215,817	1/3/2025	CBK	1,041	-	1,041
USD	220,215	NOK	219,618	1/3/2025	CBK	597	-	597
USD	220,567	SGD	219,676	1/3/2025	CBK	891	-	891
USD	220,577	NOK	219,618	1/3/2025	CBK	959	-	959
USD	220,681	SGD	219,676	1/3/2025	CBK	1,005	-	1,005
USD	239,197	MXN	239,797	1/3/2025	CBK	-	(600)	(600)
USD	239,469	MXN	239,797	1/3/2025	CBK	-	(328)	(328)
USD	239,508	MXN	239,797	1/3/2025	CBK	-	(289)	(289)
USD	239,596	MXN	239,797	1/3/2025	CBK	-	(201)	(201)
USD	239,614	MXN	239,797	1/3/2025	CBK	-	(183)	(183)
USD	239,691	MXN	239,797	1/3/2025	CBK	-	(106)	(106)
USD	239,694	MXN	239,797	1/3/2025	CBK	-	(103)	(103)
USD	239,919	MXN	239,797	1/3/2025	CBK	122	-	122
USD	239,922	MXN	239,797	1/3/2025	CBK	125	-	125
USD	240,662	MXN	239,797	1/3/2025	CBK	865	-	865
USD	263,101	MXN	263,776	1/3/2025	CBK	-	(675)	(675)
USD	263,479	MXN	263,776	1/3/2025	CBK	-	(297)	(297)
USD	263,482	MXN	263,776	1/3/2025	CBK	-	(294)	(294)
USD	263,527	MXN	263,776	1/3/2025	CBK	-	(249)	(249)
USD	263,706	MXN	263,776	1/3/2025	CBK	-	(70)	(70)
USD	263,719	MXN	263,776	1/3/2025	CBK	-	(57)	(57)
USD	264,097	MXN	263,776	1/3/2025	CBK	321	-	321
USD	264,481	MXN	263,776	1/3/2025	CBK	705	-	705
USD	264,503	NOK	263,542	1/3/2025	CBK	961	-	961
USD	264,910	NOK	263,542	1/3/2025	CBK	1,368	-	1,368
USD	287,570	MXN	287,756	1/3/2025	CBK	-	(186)	(186)
USD	287,600	MXN	287,756	1/3/2025	CBK	-	(156)	(156)
USD	287,606	MXN	287,756	1/3/2025	CBK	-	(150)	(150)
USD	287,622	MXN	287,756	1/3/2025	CBK	-	(134)	(134)
USD	287,668	MXN	287,756	1/3/2025	CBK	-	(88)	(88)
USD	287,738	MXN	287,756	1/3/2025	CBK	-	(18)	(18)
USD	288,071	MXN	287,756	1/3/2025	CBK	315	-	315
USD	288,223	MXN	287,756	1/3/2025	CBK	467	-	467
USD	289,328	MXN	287,756	1/3/2025	CBK	1,572	-	1,572
USD	289,900	MXN	287,756	1/3/2025	CBK	2,144	-	2,144
USD	294,165	SGD	292,901	1/3/2025	CBK	1,264	-	1,264
USD	147,095	SGD	146,450	1/3/2025	CBK	645	-	645
USD	147,095	SGD	146,450	1/3/2025	CBK	645	-	645
USD	294,209	SGD	292,901	1/3/2025	CBK	1,308	-	1,308
USD	294,284	SGD	292,901	1/3/2025	CBK	1,383	-	1,383

See accompanying notes

American Beacon AHL Managed Futures Strategy FundSM

Consolidated Schedule of Investments

December 31, 2024

Currency Purchased*		Currency Sold*		Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
USD	308,736	NOK	307,465	1/3/2025	CBK	$1,271	$-	$1,271
USD	311,560	MXN	311,736	1/3/2025	CBK	-	(176)	(176)
USD	311,668	MXN	311,736	1/3/2025	CBK	-	(68)	(68)
USD	312,034	MXN	311,736	1/3/2025	CBK	298	-	298
USD	312,252	MXN	311,736	1/3/2025	CBK	516	-	516
USD	312,312	MXN	311,736	1/3/2025	CBK	576	-	576
USD	312,634	MXN	311,736	1/3/2025	CBK	898	-	898
USD	313,872	MXN	311,736	1/3/2025	CBK	2,136	-	2,136
USD	314,063	MXN	311,736	1/3/2025	CBK	2,327	-	2,327
USD	335,207	MXN	335,715	1/3/2025	CBK	-	(508)	(508)
USD	167,840	MXN	167,858	1/3/2025	CBK	-	(18)	(18)
USD	167,840	MXN	167,858	1/3/2025	CBK	-	(18)	(18)
USD	336,444	MXN	335,715	1/3/2025	CBK	729	-	729
USD	352,840	NOK	351,389	1/3/2025	CBK	1,451	-	1,451
USD	359,493	MXN	359,695	1/3/2025	CBK	-	(202)	(202)
USD	359,949	MXN	359,695	1/3/2025	CBK	254	-	254
USD	361,859	MXN	359,695	1/3/2025	CBK	2,164	-	2,164
USD	362,143	MXN	359,695	1/3/2025	CBK	2,448	-	2,448
USD	362,272	MXN	359,695	1/3/2025	CBK	2,577	-	2,577
USD	386,576	MXN	383,675	1/3/2025	CBK	2,901	-	2,901
USD	396,847	NOK	395,312	1/3/2025	CBK	1,535	-	1,535
USD	396,952	NOK	395,312	1/3/2025	CBK	1,640	-	1,640
USD	410,519	MXN	407,654	1/3/2025	CBK	2,865	-	2,865
USD	410,920	MXN	407,654	1/3/2025	CBK	3,266	-	3,266
USD	434,343	MXN	431,634	1/3/2025	CBK	2,709	-	2,709
USD	434,824	MXN	431,634	1/3/2025	CBK	3,190	-	3,190
USD	440,544	NOK	439,236	1/3/2025	CBK	1,308	-	1,308
USD	458,164	MXN	455,614	1/3/2025	CBK	2,550	-	2,550
USD	458,587	MXN	455,614	1/3/2025	CBK	2,973	-	2,973
USD	458,687	MXN	455,614	1/3/2025	CBK	3,073	-	3,073
USD	482,251	MXN	479,593	1/3/2025	CBK	2,658	-	2,658
USD	484,995	NOK	483,160	1/3/2025	CBK	1,835	-	1,835
USD	485,631	NOK	483,160	1/3/2025	CBK	2,471	-	2,471
USD	506,266	MXN	503,573	1/3/2025	CBK	2,693	-	2,693
USD	529,324	NOK	527,083	1/3/2025	CBK	2,241	-	2,241
USD	554,597	MXN	551,532	1/3/2025	CBK	3,065	-	3,065
USD	573,521	NOK	571,007	1/3/2025	CBK	2,514	-	2,514
USD	617,485	NOK	614,931	1/3/2025	CBK	2,554	-	2,554
USD	626,890	MXN	623,471	1/3/2025	CBK	3,419	-	3,419
USD	627,796	MXN	623,471	1/3/2025	CBK	4,325	-	4,325
USD	674,949	MXN	671,431	1/3/2025	CBK	3,518	-	3,518
USD	770,676	MXN	767,349	1/3/2025	CBK	3,327	-	3,327
USD	892,879	MXN	887,248	1/3/2025	CBK	5,631	-	5,631
USD	1,108,578	MXN	1,103,065	1/3/2025	CBK	5,513	-	5,513
GBP	62,593	JPY	62,826	1/6/2025	CBK	-	(233)	(233)
GBP	62,593	JPY	62,849	1/6/2025	CBK	-	(256)	(256)
GBP	62,593	JPY	62,940	1/6/2025	CBK	-	(347)	(347)
GBP	125,186	JPY	126,075	1/6/2025	CBK	-	(889)	(889)
GBP	125,187	JPY	125,492	1/6/2025	CBK	-	(305)	(305)
GBP	125,187	JPY	125,498	1/6/2025	CBK	-	(311)	(311)
GBP	125,187	JPY	125,645	1/6/2025	CBK	-	(458)	(458)
GBP	125,187	JPY	125,954	1/6/2025	CBK	-	(767)	(767)
GBP	125,187	JPY	126,008	1/6/2025	CBK	-	(821)	(821)
GBP	187,780	JPY	188,325	1/6/2025	CBK	-	(545)	(545)
GBP	187,780	JPY	188,991	1/6/2025	CBK	-	(1,211)	(1,211)
GBP	250,373	JPY	251,264	1/6/2025	CBK	-	(891)	(891)
GBP	312,966	JPY	313,918	1/6/2025	CBK	-	(952)	(952)
GBP	312,967	JPY	313,917	1/6/2025	CBK	-	(950)	(950)
GBP	312,967	JPY	314,090	1/6/2025	CBK	-	(1,123)	(1,123)

See accompanying notes

American Beacon AHL Managed Futures Strategy FundSM

Consolidated Schedule of Investments

December 31, 2024

Currency Purchased*		Currency Sold*		Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
JPY	2,522,928	GBP	2,503,733	1/6/2025	CBK	$19,195	$-	$19,195
GBP	62,593	JPY	63,108	1/7/2025	CBK	-	(515)	(515)
GBP	62,593	JPY	63,109	1/7/2025	CBK	-	(516)	(516)
GBP	125,185	JPY	125,684	1/7/2025	CBK	-	(499)	(499)
GBP	125,186	JPY	126,082	1/7/2025	CBK	-	(896)	(896)
GBP	125,186	JPY	126,141	1/7/2025	CBK	-	(955)	(955)
GBP	125,186	JPY	126,210	1/7/2025	CBK	-	(1,024)	(1,024)
GBP	250,371	JPY	251,242	1/7/2025	CBK	-	(871)	(871)
GBP	250,371	JPY	252,197	1/7/2025	CBK	-	(1,826)	(1,826)
GBP	250,371	JPY	252,289	1/7/2025	CBK	-	(1,918)	(1,918)
GBP	250,371	JPY	252,366	1/7/2025	CBK	-	(1,995)	(1,995)
USD	29,439	lNR	29,184	1/8/2025	CBK	255	-	255
USD	29,440	lNR	29,184	1/8/2025	CBK	256	-	256
USD	29,442	lNR	29,184	1/8/2025	CBK	258	-	258
USD	29,447	lNR	29,184	1/8/2025	CBK	263	-	263
USD	29,448	INR	29,184	1/8/2025	CBK	264	-	264
USD	29,457	INR	29,184	1/8/2025	CBK	273	-	273
USD	29,458	INR	29,184	1/8/2025	CBK	274	-	274
USD	29,459	INR	29,184	1/8/2025	CBK	275	-	275
USD	29,472	INR	29,184	1/8/2025	CBK	288	-	288
USD	29,474	INR	29,184	1/8/2025	CBK	290	-	290
USD	29,478	INR	29,184	1/8/2025	CBK	294	-	294
USD	29,480	INR	29,184	1/8/2025	CBK	296	-	296
USD	29,482	INR	29,184	1/8/2025	CBK	298	-	298
USD	29,484	INR	29,184	1/8/2025	CBK	300	-	300
USD	29,525	INR	29,184	1/8/2025	CBK	341	-	341
USD	29,526	INR	29,184	1/8/2025	CBK	342	-	342
USD	29,527	INR	29,184	1/8/2025	CBK	343	-	343
USD	29,574	INR	29,184	1/8/2025	CBK	390	-	390
USD	29,576	INR	29,184	1/8/2025	CBK	392	-	392
USD	29,577	INR	29,184	1/8/2025	CBK	393	-	393
USD	29,581	INR	29,184	1/8/2025	CBK	397	-	397
USD	29,582	INR	29,184	1/8/2025	CBK	398	-	398
USD	29,583	INR	29,184	1/8/2025	CBK	399	-	399
USD	58,876	INR	58,368	1/8/2025	CBK	508	-	508
USD	58,878	INR	58,368	1/8/2025	CBK	510	-	510
USD	58,879	INR	58,368	1/8/2025	CBK	511	-	511
USD	58,883	INR	58,368	1/8/2025	CBK	515	-	515
USD	58,885	INR	58,368	1/8/2025	CBK	517	-	517
USD	58,886	INR	58,368	1/8/2025	CBK	518	-	518
USD	29,446	INR	29,184	1/8/2025	CBK	262	-	262
USD	29,446	INR	29,184	1/8/2025	CBK	262	-	262
USD	58,893	INR	58,368	1/8/2025	CBK	525	-	525
USD	58,912	INR	58,368	1/8/2025	CBK	544	-	544
USD	29,456	INR	29,184	1/8/2025	CBK	272	-	272
USD	29,456	INR	29,184	1/8/2025	CBK	272	-	272
USD	58,915	INR	58,368	1/8/2025	CBK	547	-	547
USD	58,918	INR	58,368	1/8/2025	CBK	550	-	550
USD	29,460	INR	29,184	1/8/2025	CBK	276	-	276
USD	29,460	INR	29,184	1/8/2025	CBK	276	-	276
USD	58,921	INR	58,368	1/8/2025	CBK	553	-	553
USD	29,461	INR	29,184	1/8/2025	CBK	277	-	277
USD	29,461	INR	29,184	1/8/2025	CBK	277	-	277
USD	58,923	INR	58,368	1/8/2025	CBK	555	-	555
USD	58,929	INR	58,368	1/8/2025	CBK	561	-	561
USD	58,930	INR	58,368	1/8/2025	CBK	562	-	562
USD	58,934	INR	58,368	1/8/2025	CBK	566	-	566
USD	58,935	INR	58,368	1/8/2025	CBK	567	-	567
USD	58,938	INR	58,368	1/8/2025	CBK	570	-	570

See accompanying notes

American Beacon AHL Managed Futures Strategy FundSM

Consolidated Schedule of Investments

December 31, 2024

Currency Purchased*		Currency Sold*		Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
USD	29,469	INR	29,184	1/8/2025	CBK	$285	$-	$285
USD	29,469	INR	29,184	1/8/2025	CBK	285	-	285
USD	29,470	INR	29,184	1/8/2025	CBK	286	-	286
USD	29,470	INR	29,184	1/8/2025	CBK	286	-	286
USD	58,941	INR	58,368	1/8/2025	CBK	573	-	573
USD	29,471	INR	29,184	1/8/2025	CBK	287	-	287
USD	29,471	INR	29,184	1/8/2025	CBK	287	-	287
USD	29,475	INR	29,184	1/8/2025	CBK	291	-	291
USD	29,475	INR	29,184	1/8/2025	CBK	291	-	291
USD	58,958	INR	58,368	1/8/2025	CBK	590	-	590
USD	29,479	INR	29,184	1/8/2025	CBK	295	-	295
USD	29,479	INR	29,184	1/8/2025	CBK	295	-	295
USD	29,528	INR	29,184	1/8/2025	CBK	344	-	344
USD	29,528	INR	29,184	1/8/2025	CBK	344	-	344
USD	29,573	INR	29,184	1/8/2025	CBK	389	-	389
USD	29,573	INR	29,184	1/8/2025	CBK	389	-	389
USD	88,309	INR	87,552	1/8/2025	CBK	757	-	757
USD	88,311	INR	87,552	1/8/2025	CBK	759	-	759
USD	88,312	INR	87,552	1/8/2025	CBK	760	-	760
USD	88,315	INR	87,552	1/8/2025	CBK	763	-	763
USD	88,318	INR	87,552	1/8/2025	CBK	766	-	766
USD	88,323	INR	87,552	1/8/2025	CBK	771	-	771
USD	29,443	INR	29,184	1/8/2025	CBK	259	-	259
USD	29,443	INR	29,184	1/8/2025	CBK	259	-	259
USD	29,443	INR	29,184	1/8/2025	CBK	259	-	259
USD	88,329	INR	87,552	1/8/2025	CBK	777	-	777
USD	88,362	INR	87,552	1/8/2025	CBK	810	-	810
USD	88,365	INR	87,552	1/8/2025	CBK	813	-	813
USD	88,367	INR	87,552	1/8/2025	CBK	815	-	815
USD	88,371	INR	87,552	1/8/2025	CBK	819	-	819
USD	88,372	INR	87,552	1/8/2025	CBK	820	-	820
USD	88,373	INR	87,552	1/8/2025	CBK	821	-	821
USD	88,374	INR	87,552	1/8/2025	CBK	822	-	822
USD	88,376	INR	87,552	1/8/2025	CBK	824	-	824
USD	88,377	INR	87,552	1/8/2025	CBK	825	-	825
USD	88,380	INR	87,552	1/8/2025	CBK	828	-	828
USD	88,382	INR	87,552	1/8/2025	CBK	830	-	830
USD	88,383	INR	87,552	1/8/2025	CBK	831	-	831
USD	88,384	INR	87,552	1/8/2025	CBK	832	-	832
USD	29,462	INR	29,184	1/8/2025	CBK	278	-	278
USD	29,462	INR	29,184	1/8/2025	CBK	278	-	278
USD	29,462	INR	29,184	1/8/2025	CBK	278	-	278
USD	117,738	INR	116,735	1/8/2025	CBK	1,003	-	1,003
USD	117,747	INR	116,735	1/8/2025	CBK	1,012	-	1,012
USD	117,755	INR	116,735	1/8/2025	CBK	1,020	-	1,020
USD	117,763	INR	116,735	1/8/2025	CBK	1,028	-	1,028
USD	117,764	INR	116,735	1/8/2025	CBK	1,029	-	1,029
USD	117,769	INR	116,735	1/8/2025	CBK	1,034	-	1,034
USD	117,770	INR	116,735	1/8/2025	CBK	1,035	-	1,035
USD	29,449	INR	29,184	1/8/2025	CBK	265	-	265
USD	29,449	INR	29,184	1/8/2025	CBK	265	-	265
USD	29,449	INR	29,184	1/8/2025	CBK	265	-	265
USD	29,449	INR	29,184	1/8/2025	CBK	265	-	265
USD	58,901	INR	58,368	1/8/2025	CBK	533	-	533
USD	58,901	INR	58,368	1/8/2025	CBK	533	-	533
USD	58,904	INR	58,368	1/8/2025	CBK	536	-	536
USD	58,904	INR	58,368	1/8/2025	CBK	536	-	536
USD	58,909	INR	58,368	1/8/2025	CBK	541	-	541
USD	58,909	INR	58,368	1/8/2025	CBK	541	-	541

See accompanying notes

American Beacon AHL Managed Futures Strategy FundSM

Consolidated Schedule of Investments

December 31, 2024

Currency Purchased*		Currency Sold*		Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
USD	117,820	INR	116,735	1/8/2025	CBK	$1,085	$-	$1,085
USD	117,822	INR	116,735	1/8/2025	CBK	1,087	-	1,087
USD	117,823	INR	116,735	1/8/2025	CBK	1,088	-	1,088
USD	58,914	INR	58,368	1/8/2025	CBK	546	-	546
USD	58,914	INR	58,368	1/8/2025	CBK	546	-	546
USD	117,843	INR	116,735	1/8/2025	CBK	1,108	-	1,108
USD	58,922	INR	58,368	1/8/2025	CBK	554	-	554
USD	58,922	INR	58,368	1/8/2025	CBK	554	-	554
USD	29,464	INR	29,184	1/8/2025	CBK	280	-	280
USD	29,464	INR	29,184	1/8/2025	CBK	280	-	280
USD	29,464	INR	29,184	1/8/2025	CBK	280	-	280
USD	29,464	INR	29,184	1/8/2025	CBK	280	-	280
USD	58,939	INR	58,368	1/8/2025	CBK	571	-	571
USD	58,939	INR	58,368	1/8/2025	CBK	571	-	571
USD	29,477	INR	29,184	1/8/2025	CBK	293	-	293
USD	29,477	INR	29,184	1/8/2025	CBK	293	-	293
USD	29,477	INR	29,184	1/8/2025	CBK	293	-	293
USD	29,477	INR	29,184	1/8/2025	CBK	293	-	293
USD	58,955	INR	58,368	1/8/2025	CBK	587	-	587
USD	58,955	INR	58,368	1/8/2025	CBK	587	-	587
USD	147,184	INR	145,919	1/8/2025	CBK	1,265	-	1,265
USD	147,190	INR	145,919	1/8/2025	CBK	1,271	-	1,271
USD	147,198	INR	145,919	1/8/2025	CBK	1,279	-	1,279
USD	147,201	INR	145,919	1/8/2025	CBK	1,282	-	1,282
USD	147,203	INR	145,919	1/8/2025	CBK	1,284	-	1,284
USD	147,210	INR	145,919	1/8/2025	CBK	1,291	-	1,291
USD	29,444	INR	29,184	1/8/2025	CBK	260	-	260
USD	29,444	INR	29,184	1/8/2025	CBK	260	-	260
USD	29,444	INR	29,184	1/8/2025	CBK	260	-	260
USD	29,444	INR	29,184	1/8/2025	CBK	260	-	260
USD	29,444	INR	29,184	1/8/2025	CBK	260	-	260
USD	88,314	INR	87,552	1/8/2025	CBK	762	-	762
USD	88,314	INR	87,552	1/8/2025	CBK	762	-	762
USD	176,632	INR	175,103	1/8/2025	CBK	1,529	-	1,529
USD	176,635	INR	175,103	1/8/2025	CBK	1,532	-	1,532
USD	88,319	INR	87,552	1/8/2025	CBK	767	-	767
USD	88,319	INR	87,552	1/8/2025	CBK	767	-	767
USD	176,640	INR	175,103	1/8/2025	CBK	1,537	-	1,537
USD	88,320	INR	87,552	1/8/2025	CBK	768	-	768
USD	88,320	INR	87,552	1/8/2025	CBK	768	-	768
USD	88,321	INR	87,552	1/8/2025	CBK	769	-	769
USD	88,321	INR	87,552	1/8/2025	CBK	769	-	769
USD	58,887	INR	58,368	1/8/2025	CBK	519	-	519
USD	58,887	INR	58,368	1/8/2025	CBK	519	-	519
USD	58,887	INR	58,368	1/8/2025	CBK	519	-	519
USD	58,888	INR	58,368	1/8/2025	CBK	520	-	520
USD	58,888	INR	58,368	1/8/2025	CBK	520	-	520
USD	58,888	INR	58,368	1/8/2025	CBK	520	-	520
USD	176,772	INR	175,103	1/8/2025	CBK	1,669	-	1,669
USD	58,926	INR	58,368	1/8/2025	CBK	558	-	558
USD	58,926	INR	58,368	1/8/2025	CBK	558	-	558
USD	58,926	INR	58,368	1/8/2025	CBK	558	-	558
USD	29,463	INR	29,184	1/8/2025	CBK	279	-	279
USD	29,463	INR	29,184	1/8/2025	CBK	279	-	279
USD	29,463	INR	29,184	1/8/2025	CBK	279	-	279
USD	29,463	INR	29,184	1/8/2025	CBK	279	-	279
USD	29,463	INR	29,184	1/8/2025	CBK	279	-	279
USD	29,463	INR	29,184	1/8/2025	CBK	279	-	279
USD	29,465	INR	29,184	1/8/2025	CBK	281	-	281

See accompanying notes

American Beacon AHL Managed Futures Strategy FundSM

Consolidated Schedule of Investments

December 31, 2024

Currency Purchased*		Currency Sold*		Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
USD	29,465	INR	29,184	1/8/2025	CBK	$281	$-	$281
USD	29,465	INR	29,184	1/8/2025	CBK	281	-	281
USD	29,465	INR	29,184	1/8/2025	CBK	281	-	281
USD	29,465	INR	29,184	1/8/2025	CBK	281	-	281
USD	29,465	INR	29,184	1/8/2025	CBK	281	-	281
USD	58,936	INR	58,368	1/8/2025	CBK	568	-	568
USD	58,936	INR	58,368	1/8/2025	CBK	568	-	568
USD	58,936	INR	58,368	1/8/2025	CBK	568	-	568
USD	88,404	INR	87,552	1/8/2025	CBK	852	-	852
USD	88,404	INR	87,552	1/8/2025	CBK	852	-	852
USD	29,467	INR	29,184	1/8/2025	CBK	283	-	283
USD	29,467	INR	29,184	1/8/2025	CBK	283	-	283
USD	29,467	INR	29,184	1/8/2025	CBK	283	-	283
USD	29,467	INR	29,184	1/8/2025	CBK	283	-	283
USD	29,467	INR	29,184	1/8/2025	CBK	283	-	283
USD	29,467	INR	29,184	1/8/2025	CBK	283	-	283
USD	29,467	INR	29,184	1/8/2025	CBK	283	-	283
USD	29,468	INR	29,184	1/8/2025	CBK	284	-	284
USD	29,468	INR	29,184	1/8/2025	CBK	284	-	284
USD	29,468	INR	29,184	1/8/2025	CBK	284	-	284
USD	29,468	INR	29,184	1/8/2025	CBK	284	-	284
USD	29,468	INR	29,184	1/8/2025	CBK	284	-	284
USD	29,468	INR	29,184	1/8/2025	CBK	284	-	284
USD	29,468	INR	29,184	1/8/2025	CBK	284	-	284
USD	117,752	INR	116,735	1/8/2025	CBK	1,017	-	1,017
USD	117,752	INR	116,735	1/8/2025	CBK	1,017	-	1,017
USD	117,753	INR	116,735	1/8/2025	CBK	1,018	-	1,018
USD	117,753	INR	116,735	1/8/2025	CBK	1,018	-	1,018
USD	117,756	INR	116,735	1/8/2025	CBK	1,021	-	1,021
USD	117,756	INR	116,735	1/8/2025	CBK	1,021	-	1,021
USD	117,760	INR	116,735	1/8/2025	CBK	1,025	-	1,025
USD	117,760	INR	116,735	1/8/2025	CBK	1,025	-	1,025
USD	58,908	INR	58,368	1/8/2025	CBK	540	-	540
USD	58,908	INR	58,368	1/8/2025	CBK	540	-	540
USD	58,908	INR	58,368	1/8/2025	CBK	540	-	540
USD	58,908	INR	58,368	1/8/2025	CBK	540	-	540
USD	58,911	INR	58,368	1/8/2025	CBK	543	-	543
USD	58,911	INR	58,368	1/8/2025	CBK	543	-	543
USD	58,911	INR	58,368	1/8/2025	CBK	543	-	543
USD	58,911	INR	58,368	1/8/2025	CBK	543	-	543
USD	235,695	INR	233,471	1/8/2025	CBK	2,224	-	2,224
USD	88,322	INR	87,552	1/8/2025	CBK	770	-	770
USD	88,322	INR	87,552	1/8/2025	CBK	770	-	770
USD	88,322	INR	87,552	1/8/2025	CBK	770	-	770
USD	88,366	INR	87,552	1/8/2025	CBK	814	-	814
USD	88,366	INR	87,552	1/8/2025	CBK	814	-	814
USD	88,366	INR	87,552	1/8/2025	CBK	814	-	814
USD	265,155	INR	262,655	1/8/2025	CBK	2,500	-	2,500
USD	147,195	INR	145,919	1/8/2025	CBK	1,276	-	1,276
USD	147,195	INR	145,919	1/8/2025	CBK	1,276	-	1,276
USD	29,455	INR	29,184	1/8/2025	CBK	271	-	271
USD	29,455	INR	29,184	1/8/2025	CBK	271	-	271
USD	29,455	INR	29,184	1/8/2025	CBK	271	-	271
USD	29,455	INR	29,184	1/8/2025	CBK	271	-	271
USD	29,455	INR	29,184	1/8/2025	CBK	271	-	271
USD	29,455	INR	29,184	1/8/2025	CBK	271	-	271
USD	29,455	INR	29,184	1/8/2025	CBK	271	-	271
USD	29,455	INR	29,184	1/8/2025	CBK	271	-	271
USD	29,455	INR	29,184	1/8/2025	CBK	271	-	271

See accompanying notes

American Beacon AHL Managed Futures Strategy FundSM

Consolidated Schedule of Investments

December 31, 2024

Currency Purchased*		Currency Sold*		Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
USD	29,455	INR	29,184	1/8/2025	CBK	$271	$-	$271
USD	294,592	INR	291,839	1/8/2025	CBK	2,753	-	2,753
USD	88,317	INR	87,552	1/8/2025	CBK	765	-	765
USD	88,317	INR	87,552	1/8/2025	CBK	765	-	765
USD	88,317	INR	87,552	1/8/2025	CBK	765	-	765
USD	88,317	INR	87,552	1/8/2025	CBK	765	-	765
USD	29,452	INR	29,184	1/8/2025	CBK	268	-	268
USD	29,452	INR	29,184	1/8/2025	CBK	268	-	268
USD	29,452	INR	29,184	1/8/2025	CBK	268	-	268
USD	29,452	INR	29,184	1/8/2025	CBK	268	-	268
USD	29,452	INR	29,184	1/8/2025	CBK	268	-	268
USD	29,452	INR	29,184	1/8/2025	CBK	268	-	268
USD	29,452	INR	29,184	1/8/2025	CBK	268	-	268
USD	29,452	INR	29,184	1/8/2025	CBK	268	-	268
USD	29,452	INR	29,184	1/8/2025	CBK	268	-	268
USD	29,452	INR	29,184	1/8/2025	CBK	268	-	268
USD	29,452	INR	29,184	1/8/2025	CBK	268	-	268
USD	29,452	INR	29,184	1/8/2025	CBK	268	-	268
USD	29,453	INR	29,184	1/8/2025	CBK	269	-	269
USD	29,453	INR	29,184	1/8/2025	CBK	269	-	269
USD	29,453	INR	29,184	1/8/2025	CBK	269	-	269
USD	29,453	INR	29,184	1/8/2025	CBK	269	-	269
USD	29,453	INR	29,184	1/8/2025	CBK	269	-	269
USD	29,453	INR	29,184	1/8/2025	CBK	269	-	269
USD	29,453	INR	29,184	1/8/2025	CBK	269	-	269
USD	29,453	INR	29,184	1/8/2025	CBK	269	-	269
USD	29,453	INR	29,184	1/8/2025	CBK	269	-	269
USD	29,453	INR	29,184	1/8/2025	CBK	269	-	269
USD	29,453	INR	29,184	1/8/2025	CBK	269	-	269
USD	29,453	INR	29,184	1/8/2025	CBK	269	-	269
USD	412,376	INR	408,574	1/8/2025	CBK	3,802	-	3,802
USD	29,450	INR	29,184	1/8/2025	CBK	266	-	266
USD	29,450	INR	29,184	1/8/2025	CBK	266	-	266
USD	29,450	INR	29,184	1/8/2025	CBK	266	-	266
USD	29,450	INR	29,184	1/8/2025	CBK	266	-	266
USD	29,450	INR	29,184	1/8/2025	CBK	266	-	266
USD	29,450	INR	29,184	1/8/2025	CBK	266	-	266
USD	29,450	INR	29,184	1/8/2025	CBK	266	-	266
USD	29,450	INR	29,184	1/8/2025	CBK	266	-	266
USD	29,450	INR	29,184	1/8/2025	CBK	266	-	266
USD	29,450	INR	29,184	1/8/2025	CBK	266	-	266
USD	29,450	INR	29,184	1/8/2025	CBK	266	-	266
USD	29,450	INR	29,184	1/8/2025	CBK	266	-	266
USD	29,450	INR	29,184	1/8/2025	CBK	266	-	266
USD	29,450	INR	29,184	1/8/2025	CBK	266	-	266
USD	29,450	INR	29,184	1/8/2025	CBK	266	-	266
USD	117,761	INR	116,735	1/8/2025	CBK	1,026	-	1,026
USD	117,761	INR	116,735	1/8/2025	CBK	1,026	-	1,026
USD	117,761	INR	116,735	1/8/2025	CBK	1,026	-	1,026
USD	117,761	INR	116,735	1/8/2025	CBK	1,026	-	1,026
USD	58,937	INR	58,368	1/8/2025	CBK	569	-	569
USD	58,937	INR	58,368	1/8/2025	CBK	569	-	569
USD	58,937	INR	58,368	1/8/2025	CBK	569	-	569
USD	58,937	INR	58,368	1/8/2025	CBK	569	-	569
USD	58,937	INR	58,368	1/8/2025	CBK	569	-	569
USD	58,937	INR	58,368	1/8/2025	CBK	569	-	569
USD	58,937	INR	58,368	1/8/2025	CBK	569	-	569
USD	58,937	INR	58,368	1/8/2025	CBK	569	-	569
USD	29,451	INR	29,184	1/8/2025	CBK	267	-	267

See accompanying notes

American Beacon AHL Managed Futures Strategy FundSM

Consolidated Schedule of Investments

December 31, 2024

Currency Purchased*		Currency Sold*		Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
USD	29,451	INR	29,184	1/8/2025	CBK	$267	$-	$267
USD	29,451	INR	29,184	1/8/2025	CBK	267	-	267
USD	29,451	INR	29,184	1/8/2025	CBK	267	-	267
USD	29,451	INR	29,184	1/8/2025	CBK	267	-	267
USD	29,451	INR	29,184	1/8/2025	CBK	267	-	267
USD	29,451	INR	29,184	1/8/2025	CBK	267	-	267
USD	29,451	INR	29,184	1/8/2025	CBK	267	-	267
USD	29,451	INR	29,184	1/8/2025	CBK	267	-	267
USD	29,451	INR	29,184	1/8/2025	CBK	267	-	267
USD	29,451	INR	29,184	1/8/2025	CBK	267	-	267
USD	29,451	INR	29,184	1/8/2025	CBK	267	-	267
USD	29,451	INR	29,184	1/8/2025	CBK	267	-	267
USD	29,451	INR	29,184	1/8/2025	CBK	267	-	267
USD	29,451	INR	29,184	1/8/2025	CBK	267	-	267
USD	29,451	INR	29,184	1/8/2025	CBK	267	-	267
USD	29,451	INR	29,184	1/8/2025	CBK	267	-	267
USD	29,451	INR	29,184	1/8/2025	CBK	267	-	267
USD	29,451	INR	29,184	1/8/2025	CBK	267	-	267
USD	29,454	INR	29,184	1/8/2025	CBK	270	-	270
USD	29,454	INR	29,184	1/8/2025	CBK	270	-	270
USD	29,454	INR	29,184	1/8/2025	CBK	270	-	270
USD	29,454	INR	29,184	1/8/2025	CBK	270	-	270
USD	29,454	INR	29,184	1/8/2025	CBK	270	-	270
USD	29,454	INR	29,184	1/8/2025	CBK	270	-	270
USD	29,454	INR	29,184	1/8/2025	CBK	270	-	270
USD	29,454	INR	29,184	1/8/2025	CBK	270	-	270
USD	29,454	INR	29,184	1/8/2025	CBK	270	-	270
USD	29,454	INR	29,184	1/8/2025	CBK	270	-	270
USD	29,454	INR	29,184	1/8/2025	CBK	270	-	270
USD	29,454	INR	29,184	1/8/2025	CBK	270	-	270
USD	29,454	INR	29,184	1/8/2025	CBK	270	-	270
USD	29,454	INR	29,184	1/8/2025	CBK	270	-	270
USD	29,454	INR	29,184	1/8/2025	CBK	270	-	270
USD	29,454	INR	29,184	1/8/2025	CBK	270	-	270
USD	29,454	INR	29,184	1/8/2025	CBK	270	-	270
USD	29,454	INR	29,184	1/8/2025	CBK	270	-	270
USD	29,454	INR	29,184	1/8/2025	CBK	270	-	270
USD	353,482	INR	350,206	1/8/2025	CBK	3,276	-	3,276
USD	353,482	INR	350,206	1/8/2025	CBK	3,276	-	3,276
USD	1,053,698	INR	1,042,840	1/8/2025	CBK	10,858	-	10,858
USD	1,237,192	INR	1,225,723	1/8/2025	CBK	11,469	-	11,469
USD	1,265,659	INR	1,254,907	1/8/2025	CBK	10,752	-	10,752
USD	1,296,106	INR	1,284,090	1/8/2025	CBK	12,016	-	12,016
USD	1,324,846	INR	1,313,274	1/8/2025	CBK	11,572	-	11,572
USD	1,384,565	INR	1,371,642	1/8/2025	CBK	12,923	-	12,923
USD	1,601,746	INR	1,585,291	1/8/2025	CBK	16,455	-	16,455
USD	2,209,653	INR	2,187,208	1/8/2025	CBK	22,445	-	22,445
INR	30,059,389	USD	30,123,230	1/8/2025	CBK	-	(63,841)	(63,841)
TWD	76,297	USD	76,546	1/9/2025	CBK	-	(249)	(249)
TWD	76,297	USD	77,041	1/9/2025	CBK	-	(744)	(744)
TWD	76,297	USD	77,084	1/9/2025	CBK	-	(787)	(787)
TWD	152,595	USD	154,103	1/9/2025	CBK	-	(1,508)	(1,508)
TWD	152,595	USD	154,183	1/9/2025	CBK	-	(1,588)	(1,588)
TWD	152,595	USD	154,232	1/9/2025	CBK	-	(1,637)	(1,637)
TWD	152,595	USD	154,251	1/9/2025	CBK	-	(1,656)	(1,656)
TWD	228,892	USD	231,144	1/9/2025	CBK	-	(2,252)	(2,252)
TWD	228,892	USD	231,253	1/9/2025	CBK	-	(2,361)	(2,361)
TWD	228,892	USD	231,259	1/9/2025	CBK	-	(2,367)	(2,367)
TWD	305,190	USD	308,356	1/9/2025	CBK	-	(3,166)	(3,166)

See accompanying notes

American Beacon AHL Managed Futures Strategy FundSM

Consolidated Schedule of Investments

December 31, 2024

Currency Purchased*		Currency Sold*		Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
TWD	915,569	USD	919,630	1/9/2025	CBK	$-	$(4,061)	$(4,061)
TWD	1,068,164	USD	1,078,193	1/9/2025	CBK	-	(10,029)	(10,029)
TWD	1,449,651	USD	1,458,487	1/9/2025	CBK	-	(8,836)	(8,836)
TWD	1,525,949	USD	1,542,591	1/9/2025	CBK	-	(16,642)	(16,642)
TWD	2,136,328	USD	2,144,017	1/9/2025	CBK	-	(7,689)	(7,689)
TWD	2,441,518	USD	2,450,230	1/9/2025	CBK	-	(8,712)	(8,712)
TWD	3,280,790	USD	3,298,426	1/9/2025	CBK	-	(17,636)	(17,636)
TWD	3,280,790	USD	3,302,408	1/9/2025	CBK	-	(21,618)	(21,618)
TWD	3,738,574	USD	3,752,259	1/9/2025	CBK	-	(13,685)	(13,685)
TWD	18,235,088	USD	18,257,885	1/9/2025	CBK	-	(22,797)	(22,797)
USD	40,963,961	TWD	39,903,560	1/9/2025	CBK	1,060,401	-	1,060,401
USD	77,030	TWD	76,329	1/14/2025	CBK	701	-	701
USD	77,195	TWD	76,329	1/14/2025	CBK	866	-	866
USD	77,299	TWD	76,329	1/14/2025	CBK	970	-	970
USD	77,387	TWD	76,329	1/14/2025	CBK	1,058	-	1,058
USD	153,998	TWD	152,659	1/14/2025	CBK	1,339	-	1,339
USD	154,078	TWD	152,659	1/14/2025	CBK	1,419	-	1,419
USD	154,340	TWD	152,659	1/14/2025	CBK	1,681	-	1,681
USD	154,465	TWD	152,659	1/14/2025	CBK	1,806	-	1,806
USD	154,600	TWD	152,659	1/14/2025	CBK	1,941	-	1,941
USD	154,639	TWD	152,659	1/14/2025	CBK	1,980	-	1,980
USD	154,762	TWD	152,659	1/14/2025	CBK	2,103	-	2,103
USD	154,852	TWD	152,659	1/14/2025	CBK	2,193	-	2,193
USD	231,035	TWD	228,988	1/14/2025	CBK	2,047	-	2,047
USD	231,186	TWD	228,988	1/14/2025	CBK	2,198	-	2,198
USD	231,763	TWD	228,988	1/14/2025	CBK	2,775	-	2,775
USD	231,789	TWD	228,988	1/14/2025	CBK	2,801	-	2,801
USD	231,834	TWD	228,988	1/14/2025	CBK	2,846	-	2,846
USD	232,284	TWD	228,988	1/14/2025	CBK	3,296	-	3,296
USD	232,318	TWD	228,988	1/14/2025	CBK	3,330	-	3,330
USD	154,076	TWD	152,659	1/14/2025	CBK	1,417	-	1,417
USD	154,076	TWD	152,659	1/14/2025	CBK	1,417	-	1,417
USD	308,977	TWD	305,317	1/14/2025	CBK	3,660	-	3,660
USD	309,665	TWD	305,317	1/14/2025	CBK	4,348	-	4,348
USD	309,858	TWD	305,317	1/14/2025	CBK	4,541	-	4,541
USD	386,184	TWD	381,646	1/14/2025	CBK	4,538	-	4,538
USD	386,328	TWD	381,646	1/14/2025	CBK	4,682	-	4,682
USD	386,470	TWD	381,646	1/14/2025	CBK	4,824	-	4,824
USD	464,339	TWD	457,976	1/14/2025	CBK	6,363	-	6,363
GBP	500,712	JPY	497,483	1/14/2025	CBK	3,229	-	3,229
USD	540,557	TWD	534,305	1/14/2025	CBK	6,252	-	6,252
USD	617,932	TWD	610,634	1/14/2025	CBK	7,298	-	7,298
JPY	661,067	GBP	688,479	1/14/2025	CBK	-	(27,412)	(27,412)
JPY	664,010	GBP	688,479	1/14/2025	CBK	-	(24,469)	(24,469)
USD	766,850	TWD	763,293	1/14/2025	CBK	3,557	-	3,557
TWD	839,622	USD	837,853	1/14/2025	CBK	1,769	-	1,769
JPY	917,068	GBP	938,835	1/14/2025	CBK	-	(21,767)	(21,767)
GBP	938,835	JPY	933,852	1/14/2025	CBK	4,983	-	4,983
USD	996,912	TWD	992,281	1/14/2025	CBK	4,631	-	4,631
GBP	1,064,013	JPY	1,038,195	1/14/2025	CBK	25,818	-	25,818
USD	1,150,824	TWD	1,144,939	1/14/2025	CBK	5,885	-	5,885
GBP	1,251,780	JPY	1,239,638	1/14/2025	CBK	12,142	-	12,142
JPY	1,374,262	GBP	1,376,958	1/14/2025	CBK	-	(2,696)	(2,696)
GBP	1,376,958	JPY	1,372,035	1/14/2025	CBK	4,923	-	4,923
JPY	1,386,707	GBP	1,439,547	1/14/2025	CBK	-	(52,840)	(52,840)
JPY	1,632,424	GBP	1,689,903	1/14/2025	CBK	-	(57,479)	(57,479)
GBP	1,689,903	JPY	1,666,197	1/14/2025	CBK	23,706	-	23,706
GBP	1,752,492	JPY	1,746,004	1/14/2025	CBK	6,488	-	6,488
GBP	2,253,203	JPY	2,253,158	1/14/2025	CBK	45	-	45

See accompanying notes

American Beacon AHL Managed Futures Strategy FundSM

Consolidated Schedule of Investments

December 31, 2024

Currency Purchased*		Currency Sold*		Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
USD	2,464,572	TWD	2,442,537	1/14/2025	CBK	$22,035	$-	$22,035
GBP	2,503,560	JPY	2,522,468	1/14/2025	CBK	-	(18,908)	(18,908)
JPY	2,581,810	GBP	2,628,738	1/14/2025	CBK	-	(46,928)	(46,928)
JPY	3,072,823	GBP	3,192,039	1/14/2025	CBK	-	(119,216)	(119,216)
JPY	3,091,020	GBP	3,129,449	1/14/2025	CBK	-	(38,429)	(38,429)
GBP	3,129,450	JPY	3,073,955	1/14/2025	CBK	55,495	-	55,495
GBP	3,817,928	JPY	3,830,775	1/14/2025	CBK	-	(12,847)	(12,847)
JPY	4,169,973	GBP	4,256,052	1/14/2025	CBK	-	(86,079)	(86,079)
JPY	4,182,500	GBP	4,193,463	1/14/2025	CBK	-	(10,963)	(10,963)
GBP	4,443,819	JPY	4,341,229	1/14/2025	CBK	102,590	-	102,590
JPY	4,698,113	GBP	4,756,763	1/14/2025	CBK	-	(58,650)	(58,650)
GBP	5,445,243	JPY	5,366,760	1/14/2025	CBK	78,483	-	78,483
GBP	5,570,420	JPY	5,442,558	1/14/2025	CBK	127,862	-	127,862
JPY	6,550,770	GBP	6,571,844	1/14/2025	CBK	-	(21,074)	(21,074)
GBP	7,911,555	JPY	7,886,526	1/14/2025	CBK	25,029	-	25,029
JPY	8,080,250	GBP	8,386,925	1/14/2025	CBK	-	(306,675)	(306,675)
GBP	27,800,800	JPY	27,761,308	1/14/2025	CBK	39,492	-	39,492
GBP	29,818,324	JPY	29,769,955	1/14/2025	CBK	48,369	-	48,369
THB	586,984	USD	593,962	1/15/2025	CBK	-	(6,978)	(6,978)
USD	590,790	THB	586,984	1/15/2025	CBK	3,806	-	3,806
USD	267	SEK	264	1/16/2025	CBK	3	-	3
USD	277	SEK	276	1/16/2025	CBK	1	-	1
USD	583	SEK	578	1/16/2025	CBK	5	-	5
USD	1,052	SEK	1,048	1/16/2025	CBK	4	-	4
SEK	1,808	USD	1,832	1/16/2025	CBK	-	(24)	(24)
USD	2,338	SEK	2,304	1/16/2025	CBK	34	-	34
USD	5,404	SEK	5,343	1/16/2025	CBK	61	-	61
USD	6,379	SEK	6,392	1/16/2025	CBK	-	(13)	(13)
USD	115,558	SEK	115,285	1/16/2025	CBK	273	-	273
USD	75,439,314	TWD	74,399,230	1/23/2025	CBK	1,040,084	-	1,040,084
THB	146,812	USD	148,497	1/24/2025	CBK	-	(1,685)	(1,685)
THB	220,219	USD	221,671	1/24/2025	CBK	-	(1,452)	(1,452)
THB	220,219	USD	221,734	1/24/2025	CBK	-	(1,515)	(1,515)
THB	220,219	USD	221,906	1/24/2025	CBK	-	(1,687)	(1,687)
THB	220,219	USD	222,840	1/24/2025	CBK	-	(2,621)	(2,621)
THB	293,625	USD	296,210	1/24/2025	CBK	-	(2,585)	(2,585)
THB	440,437	USD	445,821	1/24/2025	CBK	-	(5,384)	(5,384)
USD	508,473	THB	513,843	1/24/2025	CBK	-	(5,370)	(5,370)
THB	513,843	USD	519,877	1/24/2025	CBK	-	(6,034)	(6,034)
THB	587,249	USD	591,293	1/24/2025	CBK	-	(4,044)	(4,044)
THB	587,249	USD	592,679	1/24/2025	CBK	-	(5,430)	(5,430)
THB	587,249	USD	593,045	1/24/2025	CBK	-	(5,796)	(5,796)
THB	734,062	USD	740,438	1/24/2025	CBK	-	(6,376)	(6,376)
USD	944,611	THB	954,280	1/24/2025	CBK	-	(9,669)	(9,669)
THB	954,280	USD	964,017	1/24/2025	CBK	-	(9,737)	(9,737)
THB	1,101,093	USD	1,110,796	1/24/2025	CBK	-	(9,703)	(9,703)
THB	1,321,311	USD	1,333,432	1/24/2025	CBK	-	(12,121)	(12,121)
USD	1,389,682	THB	1,394,717	1/24/2025	CBK	-	(5,035)	(5,035)
USD	1,443,863	THB	1,468,123	1/24/2025	CBK	-	(24,260)	(24,260)
USD	1,589,558	THB	1,614,936	1/24/2025	CBK	-	(25,378)	(25,378)
THB	1,688,342	USD	1,703,015	1/24/2025	CBK	-	(14,673)	(14,673)
USD	27,625,511	INR	27,389,144	1/24/2025	CBK	236,367	-	236,367
USD	50,754,748	INR	50,211,996	1/24/2025	CBK	542,752	-	542,752
USD	53,668,223	INR	53,050,905	1/24/2025	CBK	617,318	-	617,318
USD	492,407	NOK	483,121	2/7/2025	CBK	9,286	-	9,286
USD	988,862	NOK	966,243	2/7/2025	CBK	22,619	-	22,619
USD	1,363,827	SEK	1,350,147	2/7/2025	CBK	13,680	-	13,680
USD	1,733,168	SEK	1,720,509	2/7/2025	CBK	12,659	-	12,659
USD	3,364,716	NOK	3,294,009	2/7/2025	CBK	70,707	-	70,707

See accompanying notes

American Beacon AHL Managed Futures Strategy FundSM

Consolidated Schedule of Investments

December 31, 2024

Currency Purchased*		Currency Sold*		Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
NOK	3,407,032	USD	3,404,129	2/7/2025	CBK	$2,903	$-	$2,903
USD	4,771,107	NOK	4,699,453	2/7/2025	CBK	71,654	-	71,654
USD	4,833,689	NOK	4,720,400	2/7/2025	CBK	113,289	-	113,289
USD	5,058,340	SEK	5,025,698	2/7/2025	CBK	32,642	-	32,642
USD	5,095,601	SEK	5,070,975	2/7/2025	CBK	24,626	-	24,626
USD	5,462,907	SEK	5,404,540	2/7/2025	CBK	58,367	-	58,367
USD	5,464,700	SEK	5,387,910	2/7/2025	CBK	76,790	-	76,790
NOK	5,709,616	USD	5,742,923	2/7/2025	CBK	-	(33,307)	(33,307)
USD	5,836,285	NOK	5,665,696	2/7/2025	CBK	170,589	-	170,589
USD	5,908,583	SEK	5,850,637	2/7/2025	CBK	57,946	-	57,946
USD	5,909,470	SEK	5,850,637	2/7/2025	CBK	58,833	-	58,833
USD	5,982,716	SEK	5,976,506	2/7/2025	CBK	6,210	-	6,210
USD	6,452,802	NOK	6,303,550	2/7/2025	CBK	149,252	-	149,252
NOK	6,814,064	USD	6,810,044	2/7/2025	CBK	4,020	-	4,020
USD	7,439,718	NOK	7,422,501	2/7/2025	CBK	17,217	-	17,217
USD	7,498,845	NOK	7,466,421	2/7/2025	CBK	32,424	-	32,424
USD	7,634,304	NOK	7,434,427	2/7/2025	CBK	199,877	-	199,877
USD	8,187,311	SEK	8,106,810	2/7/2025	CBK	80,501	-	80,501
USD	9,547,430	SEK	9,457,945	2/7/2025	CBK	89,485	-	89,485
USD	10,060,555	NOK	10,013,788	2/7/2025	CBK	46,767	-	46,767
USD	10,541,914	NOK	10,365,149	2/7/2025	CBK	176,765	-	176,765
NOK	12,749,128	USD	12,738,510	2/7/2025	CBK	10,618	-	10,618
USD	13,291,634	SEK	13,163,933	2/7/2025	CBK	127,701	-	127,701
USD	13,300,455	SEK	13,163,933	2/7/2025	CBK	136,522	-	136,522
USD	13,430,101	NOK	13,092,939	2/7/2025	CBK	337,162	-	337,162
USD	14,765,178	SEK	14,626,592	2/7/2025	CBK	138,586	-	138,586
USD	15,136,310	NOK	14,729,556	2/7/2025	CBK	406,754	-	406,754
USD	15,546,053	NOK	15,107,237	2/7/2025	CBK	438,816	-	438,816
USD	16,821,306	NOK	16,366,173	2/7/2025	CBK	455,133	-	455,133
USD	17,713,207	SEK	17,551,911	2/7/2025	CBK	161,296	-	161,296
USD	18,198,059	SEK	18,032,577	2/7/2025	CBK	165,482	-	165,482
USD	19,104,033	SEK	18,915,889	2/7/2025	CBK	188,144	-	188,144
USD	19,211,616	SEK	19,014,570	2/7/2025	CBK	197,046	-	197,046
USD	20,149,316	NOK	19,639,408	2/7/2025	CBK	509,908	-	509,908
USD	20,469,804	SEK	20,267,024	2/7/2025	CBK	202,780	-	202,780
USD	22,128,556	SEK	21,939,888	2/7/2025	CBK	188,668	-	188,668
USD	25,887,758	NOK	25,178,728	2/7/2025	CBK	709,030	-	709,030
USD	36,261,374	NOK	35,250,219	2/7/2025	CBK	1,011,155	-	1,011,155
USD	36,282,154	NOK	35,250,219	2/7/2025	CBK	1,031,935	-	1,031,935
MXN	47,632	USD	48,722	2/12/2025	CBK	-	(1,090)	(1,090)
MXN	65,104	USD	66,920	2/12/2025	CBK	-	(1,816)	(1,816)
MXN	595,395	USD	617,174	2/12/2025	CBK	-	(21,779)	(21,779)
MXN	881,185	USD	906,258	2/12/2025	CBK	-	(25,073)	(25,073)
MXN	1,414,317	USD	1,456,644	2/12/2025	CBK	-	(42,327)	(42,327)
MXN	2,238,686	USD	2,312,207	2/12/2025	CBK	-	(73,521)	(73,521)
MXN	2,262,501	USD	2,336,553	2/12/2025	CBK	-	(74,052)	(74,052)
MXN	2,595,923	USD	2,674,135	2/12/2025	CBK	-	(78,212)	(78,212)
MXN	2,881,712	USD	2,952,117	2/12/2025	CBK	-	(70,405)	(70,405)
MXN	3,143,686	USD	3,238,260	2/12/2025	CBK	-	(94,574)	(94,574)
MXN	3,381,844	USD	3,480,407	2/12/2025	CBK	-	(98,563)	(98,563)
MXN	3,669,520	USD	3,767,955	2/12/2025	CBK	-	(98,435)	(98,435)
MXN	3,691,450	USD	3,757,458	2/12/2025	CBK	-	(66,008)	(66,008)
MXN	4,001,055	USD	4,125,349	2/12/2025	CBK	-	(124,294)	(124,294)
MXN	6,096,846	USD	6,276,250	2/12/2025	CBK	-	(179,404)	(179,404)
MXN	6,349,634	USD	6,530,630	2/12/2025	CBK	-	(180,996)	(180,996)
USD	6,805,493	MXN	6,676,286	2/12/2025	CBK	129,207	-	129,207
USD	7,779,945	MXN	7,630,041	2/12/2025	CBK	149,904	-	149,904
MXN	8,220,909	USD	8,448,289	2/12/2025	CBK	-	(227,380)	(227,380)
MXN	8,621,321	USD	8,861,408	2/12/2025	CBK	-	(240,087)	(240,087)

See accompanying notes

American Beacon AHL Managed Futures Strategy FundSM

Consolidated Schedule of Investments

December 31, 2024

Currency Purchased*		Currency Sold*		Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
USD	9,547,319	MXN	9,366,581	2/12/2025	CBK	$180,738	$-	$180,738
EUR	968,423	CAD	974,251	2/13/2025	CBK	-	(5,828)	(5,828)
EUR	1,763,914	CAD	1,776,188	2/13/2025	CBK	-	(12,274)	(12,274)
EUR	2,075,192	CAD	2,073,668	2/13/2025	CBK	1,524	-	1,524
EUR	2,593,990	CAD	2,601,622	2/13/2025	CBK	-	(7,632)	(7,632)
EUR	3,320,308	CAD	3,335,149	2/13/2025	CBK	-	(14,841)	(14,841)
EUR	3,942,866	CAD	3,955,867	2/13/2025	CBK	-	(13,001)	(13,001)
EUR	3,942,866	CAD	3,969,785	2/13/2025	CBK	-	(26,919)	(26,919)
EUR	4,461,664	CAD	4,496,526	2/13/2025	CBK	-	(34,862)	(34,862)
EUR	5,603,019	CAD	5,621,936	2/13/2025	CBK	-	(18,917)	(18,917)
EUR	6,813,548	CAD	6,855,178	2/13/2025	CBK	-	(41,630)	(41,630)
EUR	9,130,848	CAD	9,196,645	2/13/2025	CBK	-	(65,797)	(65,797)
EUR	9,338,366	CAD	9,438,975	2/13/2025	CBK	-	(100,609)	(100,609)
CAD	15,336,450	EUR	15,328,675	2/13/2025	CBK	7,775	-	7,775
CAD	24,622,999	EUR	24,628,930	2/13/2025	CBK	-	(5,931)	(5,931)
CAD	35,373,010	EUR	35,371,884	2/13/2025	CBK	1,126	-	1,126
USD	669,668	SGD	660,298	2/19/2025	CBK	9,370	-	9,370
SGD	2,494,460	USD	2,506,647	2/19/2025	CBK	-	(12,187)	(12,187)
USD	2,729,333	SGD	2,714,560	2/19/2025	CBK	14,773	-	14,773
USD	2,767,431	SGD	2,714,560	2/19/2025	CBK	52,871	-	52,871
USD	8,180,476	SGD	8,070,313	2/19/2025	CBK	110,163	-	110,163
SGD	23,330,541	USD	23,526,209	2/19/2025	CBK	-	(195,668)	(195,668)
SGD	23,917,472	USD	24,063,816	2/19/2025	CBK	-	(146,344)	(146,344)
USD	319,065,891	SGD	312,467,837	2/19/2025	CBK	6,598,054	-	6,598,054
USD	18,286,747	TWD	18,303,887	2/20/2025	CBK	-	(17,140)	(17,140)
USD	30,001,794	lNR	29,941,114	2/20/2025	CBK	60,680	-	60,680
THB	294,370	USD	293,652	2/28/2025	CBK	718	-	718
THB	1,177,482	USD	1,175,430	2/28/2025	CBK	2,052	-	2,052
USD	48,831	PLN	48,424	1/2/2025	HUB	407	-	407
USD	62,415	AUD	61,895	1/2/2025	HUB	520	-	520
USD	62,448	AUD	61,895	1/2/2025	HUB	553	-	553
GBP	62,595	AUD	62,504	1/2/2025	HUB	91	-	91
GBP	62,595	AUD	62,536	1/2/2025	HUB	59	-	59
GBP	62,595	AUD	62,543	1/2/2025	HUB	52	-	52
EUR	103,584	AUD	103,717	1/2/2025	HUB	-	(133)	(133)
EUR	103,585	AUD	103,361	1/2/2025	HUB	224	-	224
EUR	103,585	AUD	103,378	1/2/2025	HUB	207	-	207
EUR	103,585	AUD	103,449	1/2/2025	HUB	136	-	136
EUR	103,585	AUD	103,586	1/2/2025	HUB	-	(1)	(1)
USD	124,550	AUD	123,790	1/2/2025	HUB	760	-	760
USD	124,598	AUD	123,790	1/2/2025	HUB	808	-	808
USD	124,652	AUD	123,790	1/2/2025	HUB	862	-	862
USD	124,772	AUD	123,790	1/2/2025	HUB	982	-	982
USD	124,780	AUD	123,790	1/2/2025	HUB	990	-	990
USD	124,842	AUD	123,790	1/2/2025	HUB	1,052	-	1,052
GBP	125,190	AUD	124,843	1/2/2025	HUB	347	-	347
GBP	125,190	AUD	125,007	1/2/2025	HUB	183	-	183
USD	125,197	GBP	125,190	1/2/2025	HUB	7	-	7
USD	125,660	GBP	125,190	1/2/2025	HUB	470	-	470
USD	125,675	GBP	125,190	1/2/2025	HUB	485	-	485
USD	139,188	CAD	139,135	1/2/2025	HUB	53	-	53
USD	186,219	AUD	185,685	1/2/2025	HUB	534	-	534
USD	186,393	AUD	185,685	1/2/2025	HUB	708	-	708
USD	186,738	AUD	185,685	1/2/2025	HUB	1,053	-	1,053
USD	186,939	AUD	185,685	1/2/2025	HUB	1,254	-	1,254
USD	186,972	AUD	185,685	1/2/2025	HUB	1,287	-	1,287
USD	186,987	AUD	185,685	1/2/2025	HUB	1,302	-	1,302
USD	187,089	AUD	185,685	1/2/2025	HUB	1,404	-	1,404
USD	187,161	AUD	185,685	1/2/2025	HUB	1,476	-	1,476

See accompanying notes

American Beacon AHL Managed Futures Strategy FundSM

Consolidated Schedule of Investments

December 31, 2024

Currency Purchased*		Currency Sold*		Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
USD	187,266	AUD	185,685	1/2/2025	HUB	$1,581	$-	$1,581
USD	187,269	AUD	185,685	1/2/2025	HUB	1,584	-	1,584
GBP	187,785	AUD	187,484	1/2/2025	HUB	301	-	301
GBP	187,785	AUD	187,537	1/2/2025	HUB	248	-	248
EUR	207,170	AUD	206,841	1/2/2025	HUB	329	-	329
EUR	207,170	AUD	206,858	1/2/2025	HUB	312	-	312
EUR	207,170	AUD	207,137	1/2/2025	HUB	33	-	33
EUR	207,170	AUD	207,150	1/2/2025	HUB	20	-	20
EUR	207,170	AUD	207,168	1/2/2025	HUB	2	-	2
EUR	207,170	AUD	207,192	1/2/2025	HUB	-	(22)	(22)
EUR	207,170	AUD	207,409	1/2/2025	HUB	-	(239)	(239)
USD	207,750	EUR	207,170	1/2/2025	HUB	580	-	580
USD	207,898	EUR	207,170	1/2/2025	HUB	728	-	728
USD	208,506	EUR	207,170	1/2/2025	HUB	1,336	-	1,336
USD	208,594	EUR	207,170	1/2/2025	HUB	1,424	-	1,424
USD	208,728	EUR	207,170	1/2/2025	HUB	1,558	-	1,558
USD	248,772	AUD	247,580	1/2/2025	HUB	1,192	-	1,192
USD	248,880	AUD	247,580	1/2/2025	HUB	1,300	-	1,300
USD	248,996	AUD	247,580	1/2/2025	HUB	1,416	-	1,416
USD	249,044	AUD	247,580	1/2/2025	HUB	1,464	-	1,464
USD	249,048	AUD	247,580	1/2/2025	HUB	1,468	-	1,468
USD	249,084	AUD	247,580	1/2/2025	HUB	1,504	-	1,504
USD	249,140	AUD	247,580	1/2/2025	HUB	1,560	-	1,560
USD	249,234	AUD	247,580	1/2/2025	HUB	1,654	-	1,654
GBP	250,380	AUD	249,553	1/2/2025	HUB	827	-	827
GBP	250,380	AUD	249,917	1/2/2025	HUB	463	-	463
USD	278,400	CAD	278,271	1/2/2025	HUB	129	-	129
EUR	310,755	AUD	310,636	1/2/2025	HUB	119	-	119
USD	311,895	AUD	309,475	1/2/2025	HUB	2,420	-	2,420
USD	312,750	EUR	310,755	1/2/2025	HUB	1,995	-	1,995
USD	312,807	EUR	310,755	1/2/2025	HUB	2,052	-	2,052
USD	373,832	AUD	371,370	1/2/2025	HUB	2,462	-	2,462
USD	414,432	PLN	411,602	1/2/2025	HUB	2,830	-	2,830
USD	416,056	EUR	414,340	1/2/2025	HUB	1,716	-	1,716
USD	416,780	EUR	414,340	1/2/2025	HUB	2,440	-	2,440
USD	416,824	EUR	414,340	1/2/2025	HUB	2,484	-	2,484
USD	416,880	EUR	414,340	1/2/2025	HUB	2,540	-	2,540
USD	417,036	EUR	414,340	1/2/2025	HUB	2,696	-	2,696
USD	417,048	EUR	414,340	1/2/2025	HUB	2,708	-	2,708
USD	417,088	EUR	414,340	1/2/2025	HUB	2,748	-	2,748
USD	417,600	CAD	417,406	1/2/2025	HUB	194	-	194
USD	417,648	EUR	414,340	1/2/2025	HUB	3,308	-	3,308
USD	418,044	EUR	414,340	1/2/2025	HUB	3,704	-	3,704
USD	463,460	PLN	460,026	1/2/2025	HUB	3,434	-	3,434
USD	521,060	EUR	517,925	1/2/2025	HUB	3,135	-	3,135
USD	556,607	CAD	556,541	1/2/2025	HUB	66	-	66
USD	556,956	CAD	556,541	1/2/2025	HUB	415	-	415
USD	566,127	GBP	563,355	1/2/2025	HUB	2,772	-	2,772
USD	312,771	EUR	310,755	1/2/2025	HUB	2,016	-	2,016
USD	312,771	EUR	310,755	1/2/2025	HUB	2,016	-	2,016
USD	765,164	CAD	765,244	1/2/2025	HUB	-	(80)	(80)
USD	904,763	CAD	904,379	1/2/2025	HUB	384	-	384
PLN	920,052	USD	924,980	1/2/2025	HUB	-	(4,928)	(4,928)
GBP	938,925	USD	941,559	1/2/2025	HUB	-	(2,634)	(2,634)
USD	974,815	CAD	973,947	1/2/2025	HUB	868	-	868
EUR	1,035,850	AUD	1,036,383	1/2/2025	HUB	-	(533)	(533)
AUD	1,312,665	GBP	1,314,495	1/2/2025	HUB	-	(1,830)	(1,830)
AUD	3,316,284	EUR	3,314,719	1/2/2025	HUB	1,565	-	1,565
AUD	5,384,866	USD	5,405,949	1/2/2025	HUB	-	(21,083)	(21,083)

See accompanying notes

American Beacon AHL Managed Futures Strategy FundSM

Consolidated Schedule of Investments

December 31, 2024

Currency Purchased*		Currency Sold*		Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
EUR	6,525,853	USD	6,554,438	1/2/2025	HUB	$-	$(28,585)	$(28,585)
USD	16,404	BRL	16,187	1/3/2025	HUB	217	-	217
USD	16,423	BRL	16,187	1/3/2025	HUB	236	-	236
USD	16,427	BRL	16,187	1/3/2025	HUB	240	-	240
USD	16,453	BRL	16,187	1/3/2025	HUB	266	-	266
USD	16,461	BRL	16,187	1/3/2025	HUB	274	-	274
USD	16,470	BRL	16,187	1/3/2025	HUB	283	-	283
USD	16,484	BRL	16,187	1/3/2025	HUB	297	-	297
USD	16,499	BRL	16,187	1/3/2025	HUB	312	-	312
USD	16,500	BRL	16,187	1/3/2025	HUB	313	-	313
USD	32,805	BRL	32,374	1/3/2025	HUB	431	-	431
USD	32,808	BRL	32,374	1/3/2025	HUB	434	-	434
USD	32,814	BRL	32,374	1/3/2025	HUB	440	-	440
USD	32,815	BRL	32,374	1/3/2025	HUB	441	-	441
USD	32,819	BRL	32,374	1/3/2025	HUB	445	-	445
USD	32,822	BRL	32,374	1/3/2025	HUB	448	-	448
USD	32,827	BRL	32,374	1/3/2025	HUB	453	-	453
USD	32,833	BRL	32,374	1/3/2025	HUB	459	-	459
USD	32,838	BRL	32,374	1/3/2025	HUB	464	-	464
USD	32,918	BRL	32,374	1/3/2025	HUB	544	-	544
USD	32,991	BRL	32,374	1/3/2025	HUB	617	-	617
USD	33,017	BRL	32,374	1/3/2025	HUB	643	-	643
USD	33,202	BRL	32,374	1/3/2025	HUB	828	-	828
USD	33,249	BRL	32,374	1/3/2025	HUB	875	-	875
USD	33,378	BRL	32,374	1/3/2025	HUB	1,004	-	1,004
USD	33,419	BRL	32,374	1/3/2025	HUB	1,045	-	1,045
BRL	48,561	USD	49,953	1/3/2025	HUB	-	(1,392)	(1,392)
USD	48,607	PLN	48,424	1/3/2025	HUB	183	-	183
USD	49,193	BRL	48,561	1/3/2025	HUB	632	-	632
USD	49,197	BRL	48,561	1/3/2025	HUB	636	-	636
USD	49,221	BRL	48,561	1/3/2025	HUB	660	-	660
USD	49,227	BRL	48,561	1/3/2025	HUB	666	-	666
USD	49,233	BRL	48,561	1/3/2025	HUB	672	-	672
USD	49,267	BRL	48,561	1/3/2025	HUB	706	-	706
USD	49,268	BRL	48,561	1/3/2025	HUB	707	-	707
USD	49,287	BRL	48,561	1/3/2025	HUB	726	-	726
USD	49,300	BRL	48,561	1/3/2025	HUB	739	-	739
USD	49,310	BRL	48,561	1/3/2025	HUB	749	-	749
USD	49,317	BRL	48,561	1/3/2025	HUB	756	-	756
USD	49,368	BRL	48,561	1/3/2025	HUB	807	-	807
USD	49,404	BRL	48,561	1/3/2025	HUB	843	-	843
USD	49,581	BRL	48,561	1/3/2025	HUB	1,020	-	1,020
USD	49,590	BRL	48,561	1/3/2025	HUB	1,029	-	1,029
USD	49,610	BRL	48,561	1/3/2025	HUB	1,049	-	1,049
USD	49,622	BRL	48,561	1/3/2025	HUB	1,061	-	1,061
USD	49,644	BRL	48,561	1/3/2025	HUB	1,083	-	1,083
USD	49,671	BRL	48,561	1/3/2025	HUB	1,110	-	1,110
USD	49,869	BRL	48,561	1/3/2025	HUB	1,308	-	1,308
USD	49,887	BRL	48,561	1/3/2025	HUB	1,326	-	1,326
USD	49,921	BRL	48,561	1/3/2025	HUB	1,360	-	1,360
USD	49,934	BRL	48,561	1/3/2025	HUB	1,373	-	1,373
USD	49,957	BRL	48,561	1/3/2025	HUB	1,396	-	1,396
USD	49,981	BRL	48,561	1/3/2025	HUB	1,420	-	1,420
USD	50,066	BRL	48,561	1/3/2025	HUB	1,505	-	1,505
USD	51,667	BRL	48,561	1/3/2025	HUB	3,106	-	3,106
USD	56,422	NZD	55,950	1/3/2025	HUB	472	-	472
USD	56,548	NZD	55,950	1/3/2025	HUB	598	-	598
USD	56,572	NZD	55,950	1/3/2025	HUB	622	-	622
USD	56,576	NZD	55,950	1/3/2025	HUB	626	-	626

See accompanying notes

American Beacon AHL Managed Futures Strategy FundSM

Consolidated Schedule of Investments

December 31, 2024

Currency Purchased*		Currency Sold*		Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
USD	56,588	NZD	55,950	1/3/2025	HUB	$638	$-	$638
USD	56,606	NZD	55,950	1/3/2025	HUB	656	-	656
USD	61,808	AUD	61,895	1/3/2025	HUB	-	(87)	(87)
USD	62,118	AUD	61,895	1/3/2025	HUB	223	-	223
USD	62,139	AUD	61,895	1/3/2025	HUB	244	-	244
GBP	62,595	AUD	62,445	1/3/2025	HUB	150	-	150
BRL	64,747	USD	66,652	1/3/2025	HUB	-	(1,905)	(1,905)
USD	65,481	BRL	64,747	1/3/2025	HUB	734	-	734
USD	65,588	BRL	64,747	1/3/2025	HUB	841	-	841
USD	65,643	BRL	64,747	1/3/2025	HUB	896	-	896
USD	65,658	BRL	64,747	1/3/2025	HUB	911	-	911
USD	65,683	BRL	64,747	1/3/2025	HUB	936	-	936
USD	65,689	BRL	64,747	1/3/2025	HUB	942	-	942
USD	65,724	BRL	64,747	1/3/2025	HUB	977	-	977
USD	65,742	BRL	64,747	1/3/2025	HUB	995	-	995
USD	65,757	BRL	64,747	1/3/2025	HUB	1,010	-	1,010
USD	65,769	BRL	64,747	1/3/2025	HUB	1,022	-	1,022
USD	65,825	BRL	64,747	1/3/2025	HUB	1,078	-	1,078
USD	65,841	BRL	64,747	1/3/2025	HUB	1,094	-	1,094
USD	65,869	BRL	64,747	1/3/2025	HUB	1,122	-	1,122
USD	65,888	BRL	64,747	1/3/2025	HUB	1,141	-	1,141
USD	65,993	BRL	64,747	1/3/2025	HUB	1,246	-	1,246
USD	66,003	BRL	64,747	1/3/2025	HUB	1,256	-	1,256
USD	66,084	BRL	64,747	1/3/2025	HUB	1,337	-	1,337
USD	66,095	BRL	64,747	1/3/2025	HUB	1,348	-	1,348
USD	66,108	BRL	64,747	1/3/2025	HUB	1,361	-	1,361
USD	66,115	BRL	64,747	1/3/2025	HUB	1,368	-	1,368
USD	66,118	BRL	64,747	1/3/2025	HUB	1,371	-	1,371
USD	66,119	BRL	64,747	1/3/2025	HUB	1,372	-	1,372
USD	66,159	BRL	64,747	1/3/2025	HUB	1,412	-	1,412
USD	66,214	BRL	64,747	1/3/2025	HUB	1,467	-	1,467
USD	66,472	BRL	64,747	1/3/2025	HUB	1,725	-	1,725
USD	66,500	BRL	64,747	1/3/2025	HUB	1,753	-	1,753
USD	66,518	BRL	64,747	1/3/2025	HUB	1,771	-	1,771
USD	66,561	BRL	64,747	1/3/2025	HUB	1,814	-	1,814
USD	66,571	BRL	64,747	1/3/2025	HUB	1,824	-	1,824
USD	66,799	BRL	64,747	1/3/2025	HUB	2,052	-	2,052
USD	66,879	BRL	64,747	1/3/2025	HUB	2,132	-	2,132
USD	69,094	BRL	64,747	1/3/2025	HUB	4,347	-	4,347
BRL	80,934	USD	82,894	1/3/2025	HUB	-	(1,960)	(1,960)
BRL	80,934	USD	83,079	1/3/2025	HUB	-	(2,145)	(2,145)
BRL	80,934	USD	83,307	1/3/2025	HUB	-	(2,373)	(2,373)
USD	81,904	BRL	80,934	1/3/2025	HUB	970	-	970
USD	82,072	BRL	80,934	1/3/2025	HUB	1,138	-	1,138
USD	82,133	BRL	80,934	1/3/2025	HUB	1,199	-	1,199
USD	82,200	BRL	80,934	1/3/2025	HUB	1,266	-	1,266
USD	82,207	BRL	80,934	1/3/2025	HUB	1,273	-	1,273
USD	82,250	BRL	80,934	1/3/2025	HUB	1,316	-	1,316
USD	82,271	BRL	80,934	1/3/2025	HUB	1,337	-	1,337
USD	82,292	BRL	80,934	1/3/2025	HUB	1,358	-	1,358
USD	82,315	BRL	80,934	1/3/2025	HUB	1,381	-	1,381
USD	82,376	BRL	80,934	1/3/2025	HUB	1,442	-	1,442
USD	82,721	BRL	80,934	1/3/2025	HUB	1,787	-	1,787
USD	82,735	BRL	80,934	1/3/2025	HUB	1,801	-	1,801
USD	82,998	BRL	80,934	1/3/2025	HUB	2,064	-	2,064
USD	83,016	BRL	80,934	1/3/2025	HUB	2,082	-	2,082
USD	83,072	BRL	80,934	1/3/2025	HUB	2,138	-	2,138
USD	83,145	BRL	80,934	1/3/2025	HUB	2,211	-	2,211
USD	83,156	BRL	80,934	1/3/2025	HUB	2,222	-	2,222

See accompanying notes

American Beacon AHL Managed Futures Strategy FundSM

Consolidated Schedule of Investments

December 31, 2024

Currency Purchased*		Currency Sold*		Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
USD	83,401	BRL	80,934	1/3/2025	HUB	$2,467	$-	$2,467
USD	83,610	BRL	80,934	1/3/2025	HUB	2,676	-	2,676
USD	85,994	BRL	80,934	1/3/2025	HUB	5,060	-	5,060
USD	86,016	BRL	80,934	1/3/2025	HUB	5,082	-	5,082
USD	86,084	BRL	80,934	1/3/2025	HUB	5,150	-	5,150
BRL	97,121	USD	99,208	1/3/2025	HUB	-	(2,087)	(2,087)
BRL	97,121	USD	99,950	1/3/2025	HUB	-	(2,829)	(2,829)
USD	97,212	PLN	96,848	1/3/2025	HUB	364	-	364
USD	97,532	PLN	96,848	1/3/2025	HUB	684	-	684
USD	98,320	BRL	97,121	1/3/2025	HUB	1,199	-	1,199
USD	98,477	BRL	97,121	1/3/2025	HUB	1,356	-	1,356
USD	98,483	BRL	97,121	1/3/2025	HUB	1,362	-	1,362
USD	98,522	BRL	97,121	1/3/2025	HUB	1,401	-	1,401
USD	98,597	BRL	97,121	1/3/2025	HUB	1,476	-	1,476
USD	98,600	BRL	97,121	1/3/2025	HUB	1,479	-	1,479
USD	98,611	BRL	97,121	1/3/2025	HUB	1,490	-	1,490
USD	98,639	BRL	97,121	1/3/2025	HUB	1,518	-	1,518
USD	98,671	BRL	97,121	1/3/2025	HUB	1,550	-	1,550
USD	98,692	BRL	97,121	1/3/2025	HUB	1,571	-	1,571
USD	98,699	BRL	97,121	1/3/2025	HUB	1,578	-	1,578
USD	98,716	BRL	97,121	1/3/2025	HUB	1,595	-	1,595
USD	98,759	BRL	97,121	1/3/2025	HUB	1,638	-	1,638
USD	98,764	BRL	97,121	1/3/2025	HUB	1,643	-	1,643
USD	98,785	BRL	97,121	1/3/2025	HUB	1,664	-	1,664
USD	98,934	BRL	97,121	1/3/2025	HUB	1,813	-	1,813
USD	99,121	BRL	97,121	1/3/2025	HUB	2,000	-	2,000
USD	99,567	BRL	97,121	1/3/2025	HUB	2,446	-	2,446
USD	99,752	BRL	97,121	1/3/2025	HUB	2,631	-	2,631
USD	99,762	BRL	97,121	1/3/2025	HUB	2,641	-	2,641
USD	99,767	BRL	97,121	1/3/2025	HUB	2,646	-	2,646
USD	99,776	BRL	97,121	1/3/2025	HUB	2,655	-	2,655
USD	99,791	BRL	97,121	1/3/2025	HUB	2,670	-	2,670
USD	99,996	BRL	97,121	1/3/2025	HUB	2,875	-	2,875
USD	102,896	BRL	97,121	1/3/2025	HUB	5,775	-	5,775
USD	103,043	BRL	97,121	1/3/2025	HUB	5,922	-	5,922
USD	103,068	BRL	97,121	1/3/2025	HUB	5,947	-	5,947
USD	103,135	BRL	97,121	1/3/2025	HUB	6,014	-	6,014
USD	103,464	BRL	97,121	1/3/2025	HUB	6,343	-	6,343
USD	103,523	EUR	103,585	1/3/2025	HUB	-	(62)	(62)
EUR	103,585	AUD	103,470	1/3/2025	HUB	115	-	115
EUR	103,585	AUD	103,520	1/3/2025	HUB	65	-	65
EUR	103,585	AUD	103,651	1/3/2025	HUB	-	(66)	(66)
EUR	103,585	AUD	103,726	1/3/2025	HUB	-	(141)	(141)
USD	103,913	EUR	103,585	1/3/2025	HUB	328	-	328
USD	112,836	NZD	111,900	1/3/2025	HUB	936	-	936
USD	112,868	NZD	111,900	1/3/2025	HUB	968	-	968
USD	112,890	NZD	111,900	1/3/2025	HUB	990	-	990
USD	112,944	NZD	111,900	1/3/2025	HUB	1,044	-	1,044
USD	113,042	NZD	111,900	1/3/2025	HUB	1,142	-	1,142
USD	113,072	NZD	111,900	1/3/2025	HUB	1,172	-	1,172
USD	113,154	NZD	111,900	1/3/2025	HUB	1,254	-	1,254
USD	113,190	NZD	111,900	1/3/2025	HUB	1,290	-	1,290
USD	113,210	NZD	111,900	1/3/2025	HUB	1,310	-	1,310
USD	113,242	NZD	111,900	1/3/2025	HUB	1,342	-	1,342
BRL	113,308	USD	115,788	1/3/2025	HUB	-	(2,480)	(2,480)
BRL	113,308	USD	116,095	1/3/2025	HUB	-	(2,787)	(2,787)
BRL	113,308	USD	116,473	1/3/2025	HUB	-	(3,165)	(3,165)
BRL	113,308	USD	116,514	1/3/2025	HUB	-	(3,206)	(3,206)
USD	114,764	BRL	113,308	1/3/2025	HUB	1,456	-	1,456

See accompanying notes

American Beacon AHL Managed Futures Strategy FundSM

Consolidated Schedule of Investments

December 31, 2024

Currency Purchased*		Currency Sold*		Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
USD	114,765	BRL	113,308	1/3/2025	HUB	$1,457	$-	$1,457
USD	114,862	BRL	113,308	1/3/2025	HUB	1,554	-	1,554
USD	114,888	BRL	113,308	1/3/2025	HUB	1,580	-	1,580
USD	114,890	BRL	113,308	1/3/2025	HUB	1,582	-	1,582
USD	114,956	BRL	113,308	1/3/2025	HUB	1,648	-	1,648
USD	114,979	BRL	113,308	1/3/2025	HUB	1,671	-	1,671
USD	115,007	BRL	113,308	1/3/2025	HUB	1,699	-	1,699
USD	115,022	BRL	113,308	1/3/2025	HUB	1,714	-	1,714
USD	115,045	BRL	113,308	1/3/2025	HUB	1,737	-	1,737
USD	115,077	BRL	113,308	1/3/2025	HUB	1,769	-	1,769
USD	115,079	BRL	113,308	1/3/2025	HUB	1,771	-	1,771
USD	115,108	BRL	113,308	1/3/2025	HUB	1,800	-	1,800
USD	115,128	BRL	113,308	1/3/2025	HUB	1,820	-	1,820
USD	115,147	BRL	113,308	1/3/2025	HUB	1,839	-	1,839
USD	115,169	BRL	113,308	1/3/2025	HUB	1,861	-	1,861
USD	115,203	BRL	113,308	1/3/2025	HUB	1,895	-	1,895
USD	115,242	BRL	113,308	1/3/2025	HUB	1,934	-	1,934
USD	115,624	BRL	113,308	1/3/2025	HUB	2,316	-	2,316
USD	115,634	BRL	113,308	1/3/2025	HUB	2,326	-	2,326
USD	115,699	BRL	113,308	1/3/2025	HUB	2,391	-	2,391
USD	115,708	BRL	113,308	1/3/2025	HUB	2,400	-	2,400
USD	115,879	BRL	113,308	1/3/2025	HUB	2,571	-	2,571
USD	116,074	BRL	113,308	1/3/2025	HUB	2,766	-	2,766
USD	116,302	BRL	113,308	1/3/2025	HUB	2,994	-	2,994
USD	116,409	BRL	113,308	1/3/2025	HUB	3,101	-	3,101
USD	116,577	BRL	113,308	1/3/2025	HUB	3,269	-	3,269
USD	116,682	BRL	113,308	1/3/2025	HUB	3,374	-	3,374
USD	120,157	BRL	113,308	1/3/2025	HUB	6,849	-	6,849
USD	120,277	BRL	113,308	1/3/2025	HUB	6,969	-	6,969
USD	120,729	BRL	113,308	1/3/2025	HUB	7,421	-	7,421
USD	121,539	PLN	121,060	1/3/2025	HUB	479	-	479
USD	124,288	AUD	123,790	1/3/2025	HUB	498	-	498
USD	124,316	AUD	123,790	1/3/2025	HUB	526	-	526
USD	124,326	AUD	123,790	1/3/2025	HUB	536	-	536
USD	124,368	AUD	123,790	1/3/2025	HUB	578	-	578
USD	124,470	AUD	123,790	1/3/2025	HUB	680	-	680
USD	124,490	AUD	123,790	1/3/2025	HUB	700	-	700
BRL	129,495	USD	132,400	1/3/2025	HUB	-	(2,905)	(2,905)
BRL	129,495	USD	132,465	1/3/2025	HUB	-	(2,970)	(2,970)
BRL	129,495	USD	132,853	1/3/2025	HUB	-	(3,358)	(3,358)
USD	130,971	BRL	129,495	1/3/2025	HUB	1,476	-	1,476
USD	131,074	BRL	129,495	1/3/2025	HUB	1,579	-	1,579
USD	131,113	BRL	129,495	1/3/2025	HUB	1,618	-	1,618
USD	131,178	BRL	129,495	1/3/2025	HUB	1,683	-	1,683
USD	131,236	BRL	129,495	1/3/2025	HUB	1,741	-	1,741
USD	131,277	BRL	129,495	1/3/2025	HUB	1,782	-	1,782
USD	131,303	BRL	129,495	1/3/2025	HUB	1,808	-	1,808
USD	131,346	BRL	129,495	1/3/2025	HUB	1,851	-	1,851
USD	131,397	BRL	129,495	1/3/2025	HUB	1,902	-	1,902
USD	131,406	BRL	129,495	1/3/2025	HUB	1,911	-	1,911
USD	131,464	BRL	129,495	1/3/2025	HUB	1,969	-	1,969
USD	131,473	BRL	129,495	1/3/2025	HUB	1,978	-	1,978
USD	131,601	BRL	129,495	1/3/2025	HUB	2,106	-	2,106
USD	131,623	BRL	129,495	1/3/2025	HUB	2,128	-	2,128
USD	131,668	BRL	129,495	1/3/2025	HUB	2,173	-	2,173
USD	131,754	BRL	129,495	1/3/2025	HUB	2,259	-	2,259
USD	131,770	BRL	129,495	1/3/2025	HUB	2,275	-	2,275
USD	131,812	BRL	129,495	1/3/2025	HUB	2,317	-	2,317
USD	131,824	BRL	129,495	1/3/2025	HUB	2,329	-	2,329

See accompanying notes

American Beacon AHL Managed Futures Strategy FundSM

Consolidated Schedule of Investments

December 31, 2024

Currency Purchased*		Currency Sold*		Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
USD	131,833	BRL	129,495	1/3/2025	HUB	$2,338	$-	$2,338
USD	132,074	BRL	129,495	1/3/2025	HUB	2,579	-	2,579
USD	132,140	BRL	129,495	1/3/2025	HUB	2,645	-	2,645
USD	132,190	BRL	129,495	1/3/2025	HUB	2,695	-	2,695
USD	132,212	BRL	129,495	1/3/2025	HUB	2,717	-	2,717
USD	132,299	BRL	129,495	1/3/2025	HUB	2,804	-	2,804
USD	137,367	BRL	129,495	1/3/2025	HUB	7,872	-	7,872
USD	137,976	BRL	129,495	1/3/2025	HUB	8,481	-	8,481
USD	137,984	BRL	129,495	1/3/2025	HUB	8,489	-	8,489
USD	138,191	BRL	129,495	1/3/2025	HUB	8,696	-	8,696
BRL	145,682	USD	149,250	1/3/2025	HUB	-	(3,568)	(3,568)
BRL	145,682	USD	149,681	1/3/2025	HUB	-	(3,999)	(3,999)
BRL	145,682	USD	149,716	1/3/2025	HUB	-	(4,034)	(4,034)
BRL	145,682	USD	149,888	1/3/2025	HUB	-	(4,206)	(4,206)
BRL	145,682	USD	149,995	1/3/2025	HUB	-	(4,313)	(4,313)
USD	146,268	PLN	145,271	1/3/2025	HUB	997	-	997
USD	147,309	BRL	145,682	1/3/2025	HUB	1,627	-	1,627
USD	147,518	BRL	145,682	1/3/2025	HUB	1,836	-	1,836
USD	147,599	BRL	145,682	1/3/2025	HUB	1,917	-	1,917
USD	147,689	BRL	145,682	1/3/2025	HUB	2,007	-	2,007
USD	147,761	BRL	145,682	1/3/2025	HUB	2,079	-	2,079
USD	147,880	BRL	145,682	1/3/2025	HUB	2,198	-	2,198
USD	147,968	BRL	145,682	1/3/2025	HUB	2,286	-	2,286
USD	147,985	BRL	145,682	1/3/2025	HUB	2,303	-	2,303
USD	148,020	BRL	145,682	1/3/2025	HUB	2,338	-	2,338
USD	148,080	BRL	145,682	1/3/2025	HUB	2,398	-	2,398
USD	148,109	BRL	145,682	1/3/2025	HUB	2,427	-	2,427
USD	148,119	BRL	145,682	1/3/2025	HUB	2,437	-	2,437
USD	148,155	BRL	145,682	1/3/2025	HUB	2,473	-	2,473
USD	148,180	BRL	145,682	1/3/2025	HUB	2,498	-	2,498
USD	148,207	BRL	145,682	1/3/2025	HUB	2,525	-	2,525
USD	148,503	BRL	145,682	1/3/2025	HUB	2,821	-	2,821
USD	148,725	BRL	145,682	1/3/2025	HUB	3,043	-	3,043
USD	154,493	BRL	145,682	1/3/2025	HUB	8,811	-	8,811
USD	154,536	BRL	145,682	1/3/2025	HUB	8,854	-	8,854
USD	154,708	BRL	145,682	1/3/2025	HUB	9,026	-	9,026
USD	154,772	BRL	145,682	1/3/2025	HUB	9,090	-	9,090
USD	154,884	BRL	145,682	1/3/2025	HUB	9,202	-	9,202
USD	154,948	BRL	145,682	1/3/2025	HUB	9,266	-	9,266
USD	155,371	BRL	145,682	1/3/2025	HUB	9,689	-	9,689
BRL	161,869	USD	166,271	1/3/2025	HUB	-	(4,402)	(4,402)
BRL	161,869	USD	166,387	1/3/2025	HUB	-	(4,518)	(4,518)
BRL	161,869	USD	166,617	1/3/2025	HUB	-	(4,748)	(4,748)
USD	163,800	BRL	161,869	1/3/2025	HUB	1,931	-	1,931
USD	164,110	BRL	161,869	1/3/2025	HUB	2,241	-	2,241
USD	164,136	BRL	161,869	1/3/2025	HUB	2,267	-	2,267
USD	164,249	BRL	161,869	1/3/2025	HUB	2,380	-	2,380
USD	164,287	BRL	161,869	1/3/2025	HUB	2,418	-	2,418
USD	82,156	BRL	80,934	1/3/2025	HUB	1,222	-	1,222
USD	82,156	BRL	80,934	1/3/2025	HUB	1,222	-	1,222
USD	164,338	BRL	161,869	1/3/2025	HUB	2,469	-	2,469
USD	164,406	BRL	161,869	1/3/2025	HUB	2,537	-	2,537
USD	164,469	BRL	161,869	1/3/2025	HUB	2,600	-	2,600
USD	164,496	BRL	161,869	1/3/2025	HUB	2,627	-	2,627
USD	164,498	BRL	161,869	1/3/2025	HUB	2,629	-	2,629
USD	164,558	BRL	161,869	1/3/2025	HUB	2,689	-	2,689
USD	164,655	BRL	161,869	1/3/2025	HUB	2,786	-	2,786
USD	164,685	BRL	161,869	1/3/2025	HUB	2,816	-	2,816
USD	164,712	BRL	161,869	1/3/2025	HUB	2,843	-	2,843

See accompanying notes

American Beacon AHL Managed Futures Strategy FundSM

Consolidated Schedule of Investments

December 31, 2024

Currency Purchased*		Currency Sold*		Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
USD	164,753	BRL	161,869	1/3/2025	HUB	$2,884	$-	$2,884
USD	164,758	BRL	161,869	1/3/2025	HUB	2,889	-	2,889
USD	164,815	BRL	161,869	1/3/2025	HUB	2,946	-	2,946
USD	165,071	BRL	161,869	1/3/2025	HUB	3,202	-	3,202
USD	165,177	BRL	161,869	1/3/2025	HUB	3,308	-	3,308
USD	165,180	BRL	161,869	1/3/2025	HUB	3,311	-	3,311
USD	165,205	BRL	161,869	1/3/2025	HUB	3,336	-	3,336
USD	165,213	BRL	161,869	1/3/2025	HUB	3,344	-	3,344
USD	165,251	BRL	161,869	1/3/2025	HUB	3,382	-	3,382
USD	165,324	BRL	161,869	1/3/2025	HUB	3,455	-	3,455
USD	168,993	NZD	167,850	1/3/2025	HUB	1,143	-	1,143
USD	169,047	NZD	167,850	1/3/2025	HUB	1,197	-	1,197
USD	169,080	NZD	167,850	1/3/2025	HUB	1,230	-	1,230
USD	169,212	NZD	167,850	1/3/2025	HUB	1,362	-	1,362
USD	169,284	NZD	167,850	1/3/2025	HUB	1,434	-	1,434
USD	169,302	NZD	167,850	1/3/2025	HUB	1,452	-	1,452
USD	169,350	NZD	167,850	1/3/2025	HUB	1,500	-	1,500
USD	169,353	NZD	167,850	1/3/2025	HUB	1,503	-	1,503
USD	169,386	NZD	167,850	1/3/2025	HUB	1,536	-	1,536
USD	169,539	NZD	167,850	1/3/2025	HUB	1,689	-	1,689
USD	170,006	PLN	169,483	1/3/2025	HUB	523	-	523
USD	171,541	BRL	161,869	1/3/2025	HUB	9,672	-	9,672
USD	172,108	BRL	161,869	1/3/2025	HUB	10,239	-	10,239
USD	172,316	BRL	161,869	1/3/2025	HUB	10,447	-	10,447
BRL	178,055	USD	183,232	1/3/2025	HUB	-	(5,177)	(5,177)
USD	180,547	BRL	178,055	1/3/2025	HUB	2,492	-	2,492
USD	180,805	BRL	178,055	1/3/2025	HUB	2,750	-	2,750
USD	180,817	BRL	178,055	1/3/2025	HUB	2,762	-	2,762
USD	180,870	BRL	178,055	1/3/2025	HUB	2,815	-	2,815
USD	180,927	BRL	178,055	1/3/2025	HUB	2,872	-	2,872
USD	180,948	BRL	178,055	1/3/2025	HUB	2,893	-	2,893
USD	180,954	BRL	178,055	1/3/2025	HUB	2,899	-	2,899
USD	180,990	BRL	178,055	1/3/2025	HUB	2,935	-	2,935
USD	181,034	BRL	178,055	1/3/2025	HUB	2,979	-	2,979
USD	181,037	BRL	178,055	1/3/2025	HUB	2,982	-	2,982
USD	181,119	BRL	178,055	1/3/2025	HUB	3,064	-	3,064
USD	181,635	BRL	178,055	1/3/2025	HUB	3,580	-	3,580
USD	181,981	BRL	178,055	1/3/2025	HUB	3,926	-	3,926
USD	186,444	AUD	185,685	1/3/2025	HUB	759	-	759
USD	186,564	AUD	185,685	1/3/2025	HUB	879	-	879
USD	186,771	AUD	185,685	1/3/2025	HUB	1,086	-	1,086
USD	186,780	AUD	185,685	1/3/2025	HUB	1,095	-	1,095
USD	186,891	AUD	185,685	1/3/2025	HUB	1,206	-	1,206
USD	186,894	AUD	185,685	1/3/2025	HUB	1,209	-	1,209
GBP	187,785	AUD	187,393	1/3/2025	HUB	392	-	392
GBP	187,785	AUD	187,408	1/3/2025	HUB	377	-	377
GBP	187,785	AUD	187,499	1/3/2025	HUB	286	-	286
GBP	187,785	AUD	187,650	1/3/2025	HUB	135	-	135
USD	188,088	GBP	187,785	1/3/2025	HUB	303	-	303
USD	188,190	GBP	187,785	1/3/2025	HUB	405	-	405
BRL	194,242	USD	200,020	1/3/2025	HUB	-	(5,778)	(5,778)
USD	197,310	BRL	194,242	1/3/2025	HUB	3,068	-	3,068
USD	197,433	BRL	194,242	1/3/2025	HUB	3,191	-	3,191
USD	98,726	BRL	97,121	1/3/2025	HUB	1,605	-	1,605
USD	98,726	BRL	97,121	1/3/2025	HUB	1,605	-	1,605
USD	197,534	BRL	194,242	1/3/2025	HUB	3,292	-	3,292
USD	197,547	BRL	194,242	1/3/2025	HUB	3,305	-	3,305
USD	197,576	BRL	194,242	1/3/2025	HUB	3,334	-	3,334
USD	197,661	BRL	194,242	1/3/2025	HUB	3,419	-	3,419

See accompanying notes

American Beacon AHL Managed Futures Strategy FundSM

Consolidated Schedule of Investments

December 31, 2024

Currency Purchased*		Currency Sold*		Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
USD	197,674	BRL	194,242	1/3/2025	HUB	$3,432	$-	$3,432
USD	205,991	BRL	194,242	1/3/2025	HUB	11,749	-	11,749
USD	206,352	BRL	194,242	1/3/2025	HUB	12,110	-	12,110
USD	206,879	BRL	194,242	1/3/2025	HUB	12,637	-	12,637
USD	207,070	EUR	207,170	1/3/2025	HUB	-	(100)	(100)
EUR	207,169	AUD	207,203	1/3/2025	HUB	-	(34)	(34)
EUR	207,170	AUD	206,991	1/3/2025	HUB	179	-	179
EUR	207,170	AUD	207,061	1/3/2025	HUB	109	-	109
EUR	207,170	AUD	207,161	1/3/2025	HUB	9	-	9
EUR	207,170	AUD	207,222	1/3/2025	HUB	-	(52)	(52)
EUR	207,170	AUD	207,301	1/3/2025	HUB	-	(131)	(131)
EUR	207,170	AUD	207,393	1/3/2025	HUB	-	(223)	(223)
EUR	207,170	AUD	207,413	1/3/2025	HUB	-	(243)	(243)
EUR	207,170	CHF	207,418	1/3/2025	HUB	-	(248)	(248)
EUR	207,170	CHF	207,493	1/3/2025	HUB	-	(323)	(323)
EUR	207,170	AUD	207,506	1/3/2025	HUB	-	(336)	(336)
EUR	207,170	AUD	207,586	1/3/2025	HUB	-	(416)	(416)
USD	208,198	EUR	207,170	1/3/2025	HUB	1,028	-	1,028
BRL	210,429	USD	216,478	1/3/2025	HUB	-	(6,049)	(6,049)
BRL	210,429	USD	216,580	1/3/2025	HUB	-	(6,151)	(6,151)
BRL	210,429	USD	222,969	1/3/2025	HUB	-	(12,540)	(12,540)
USD	213,619	BRL	210,429	1/3/2025	HUB	3,190	-	3,190
USD	213,728	BRL	210,429	1/3/2025	HUB	3,299	-	3,299
USD	213,803	BRL	210,429	1/3/2025	HUB	3,374	-	3,374
USD	213,974	BRL	210,429	1/3/2025	HUB	3,545	-	3,545
USD	214,179	BRL	210,429	1/3/2025	HUB	3,750	-	3,750
USD	214,182	BRL	210,429	1/3/2025	HUB	3,753	-	3,753
USD	214,451	BRL	210,429	1/3/2025	HUB	4,022	-	4,022
USD	219,501	PLN	217,907	1/3/2025	HUB	1,594	-	1,594
USD	223,372	BRL	210,429	1/3/2025	HUB	12,943	-	12,943
USD	223,594	BRL	210,429	1/3/2025	HUB	13,165	-	13,165
BRL	226,616	USD	232,863	1/3/2025	HUB	-	(6,247)	(6,247)
USD	230,395	BRL	226,616	1/3/2025	HUB	3,779	-	3,779
USD	230,426	BRL	226,616	1/3/2025	HUB	3,810	-	3,810
USD	230,829	BRL	226,616	1/3/2025	HUB	4,213	-	4,213
BRL	242,803	USD	249,526	1/3/2025	HUB	-	(6,723)	(6,723)
BRL	242,803	USD	249,846	1/3/2025	HUB	-	(7,043)	(7,043)
BRL	242,803	USD	249,921	1/3/2025	HUB	-	(7,118)	(7,118)
BRL	242,803	USD	250,054	1/3/2025	HUB	-	(7,251)	(7,251)
USD	243,013	PLN	242,119	1/3/2025	HUB	894	-	894
USD	246,051	BRL	242,803	1/3/2025	HUB	3,248	-	3,248
USD	246,346	BRL	242,803	1/3/2025	HUB	3,543	-	3,543
USD	246,785	BRL	242,803	1/3/2025	HUB	3,982	-	3,982
USD	247,003	BRL	242,803	1/3/2025	HUB	4,200	-	4,200
USD	248,548	AUD	247,580	1/3/2025	HUB	968	-	968
USD	248,592	AUD	247,580	1/3/2025	HUB	1,012	-	1,012
USD	248,608	AUD	247,580	1/3/2025	HUB	1,028	-	1,028
USD	248,772	AUD	247,580	1/3/2025	HUB	1,192	-	1,192
USD	249,072	AUD	247,580	1/3/2025	HUB	1,492	-	1,492
USD	249,116	AUD	247,580	1/3/2025	HUB	1,536	--	1,536
USD	249,136	AUD	247,580	1/3/2025	HUB	1,556	-	1,556
USD	250,378	GBP	250,380	1/3/2025	HUB	-	(2)	(2)
GBP	250,380	AUD	249,982	1/3/2025	HUB	398	-	398
GBP	250,380	AUD	250,013	1/3/2025	HUB	367	-	367
GBP	250,380	AUD	250,053	1/3/2025	HUB	327	-	327
GBP	250,380	AUD	250,136	1/3/2025	HUB	244	-	244
GBP	250,380	AUD	250,218	1/3/2025	HUB	162	-	162
GBP	250,380	AUD	250,615	1/3/2025	HUB	-	(235)	(235)
USD	250,580	GBP	250,380	1/3/2025	HUB	200	-	200

See accompanying notes

American Beacon AHL Managed Futures Strategy FundSM

Consolidated Schedule of Investments

December 31, 2024

Currency Purchased*		Currency Sold*		Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
USD	250,944	GBP	250,380	1/3/2025	HUB	$564	$-	$564
USD	250,964	GBP	250,380	1/3/2025	HUB	584	-	584
USD	262,631	BRL	258,990	1/3/2025	HUB	3,641	-	3,641
USD	263,050	BRL	258,990	1/3/2025	HUB	4,060	-	4,060
USD	263,222	BRL	258,990	1/3/2025	HUB	4,232	-	4,232
USD	131,624	BRL	129,495	1/3/2025	HUB	2,129	-	2,129
USD	131,624	BRL	129,495	1/3/2025	HUB	2,129	-	2,129
USD	267,788	PLN	266,331	1/3/2025	HUB	1,457	-	1,457
BRL	275,177	USD	282,669	1/3/2025	HUB	-	(7,492)	(7,492)
BRL	275,177	USD	282,961	1/3/2025	HUB	-	(7,784)	(7,784)
BRL	275,177	USD	292,277	1/3/2025	HUB	-	(17,100)	(17,100)
USD	279,201	BRL	275,177	1/3/2025	HUB	4,024	-	4,024
USD	279,550	BRL	275,177	1/3/2025	HUB	4,373	-	4,373
USD	282,150	NZD	279,750	1/3/2025	HUB	2,400	-	2,400
BRL	291,364	USD	298,905	1/3/2025	HUB	-	(7,541)	(7,541)
BRL	291,364	USD	299,381	1/3/2025	HUB	-	(8,017)	(8,017)
BRL	291,364	USD	299,911	1/3/2025	HUB	-	(8,547)	(8,547)
BRL	291,364	USD	300,130	1/3/2025	HUB	-	(8,766)	(8,766)
BRL	291,364	USD	302,006	1/3/2025	HUB	-	(10,642)	(10,642)
USD	147,820	BRL	145,682	1/3/2025	HUB	2,138	-	2,138
USD	147,820	BRL	145,682	1/3/2025	HUB	2,138	-	2,138
USD	295,863	BRL	291,364	1/3/2025	HUB	4,499	-	4,499
EUR	310,754	CHF	311,351	1/3/2025	HUB	-	(597)	(597)
EUR	310,755	AUD	310,681	1/3/2025	HUB	74	-	74
EUR	310,755	AUD	310,926	1/3/2025	HUB	-	(171)	(171)
EUR	310,755	AUD	310,928	1/3/2025	HUB	-	(173)	(173)
EUR	310,755	AUD	311,015	1/3/2025	HUB	-	(260)	(260)
EUR	310,755	CHF	311,156	1/3/2025	HUB	-	(401)	(401)
EUR	310,755	CHF	311,332	1/3/2025	HUB	-	(577)	(577)
EUR	310,755	CHF	311,348	1/3/2025	HUB	-	(593)	(593)
EUR	310,755	AUD	311,466	1/3/2025	HUB	-	(711)	(711)
EUR	310,755	CHF	312,006	1/3/2025	HUB	-	(1,251)	(1,251)
USD	311,214	EUR	310,755	1/3/2025	HUB	459	-	459
USD	312,136	EUR	310,755	1/3/2025	HUB	1,381	-	1,381
USD	312,153	EUR	310,755	1/3/2025	HUB	1,398	-	1,398
USD	312,393	EUR	310,755	1/3/2025	HUB	1,638	-	1,638
USD	312,399	EUR	310,755	1/3/2025	HUB	1,644	-	1,644
USD	312,579	EUR	310,755	1/3/2025	HUB	1,824	-	1,824
USD	312,582	BRL	307,550	1/3/2025	HUB	5,032	-	5,032
USD	312,612	EUR	310,755	1/3/2025	HUB	1,857	-	1,857
USD	312,680	BRL	307,550	1/3/2025	HUB	5,130	-	5,130
USD	312,850	BRL	307,550	1/3/2025	HUB	5,300	-	5,300
USD	312,963	GBP	312,975	1/3/2025	HUB	-	(12)	(12)
USD	364,162	PLN	363,179	1/3/2025	HUB	983	-	983
USD	365,346	PLN	363,179	1/3/2025	HUB	2,167	-	2,167
USD	365,627	PLN	363,179	1/3/2025	HUB	2,448	-	2,448
BRL	372,298	USD	384,273	1/3/2025	HUB	-	(11,975)	(11,975)
USD	373,794	AUD	371,370	1/3/2025	HUB	2,424	-	2,424
GBP	375,570	AUD	374,941	1/3/2025	HUB	629	-	629
GBP	375,570	AUD	375,188	1/3/2025	HUB	382	-	382
USD	375,728	BRL	356,111	1/3/2025	HUB	19,617	-	19,617
USD	375,771	GBP	375,570	1/3/2025	HUB	201	-	201
BRL	388,485	USD	411,621	1/3/2025	HUB	-	(23,136)	(23,136)
USD	388,561	PLN	387,390	1/3/2025	HUB	1,171	-	1,171
EUR	414,339	CHF	414,769	1/3/2025	HUB	-	(430)	(430)
EUR	414,340	AUD	414,491	1/3/2025	HUB	-	(151)	(151)
EUR	414,340	CHF	414,505	1/3/2025	HUB	-	(165)	(165)
EUR	414,340	CHF	414,536	1/3/2025	HUB	-	(196)	(196)
EUR	414,340	CHF	414,880	1/3/2025	HUB	-	(540)	(540)

See accompanying notes

American Beacon AHL Managed Futures Strategy FundSM

Consolidated Schedule of Investments

December 31, 2024

Currency Purchased*		Currency Sold*		Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
EUR	414,340	CHF	415,043	1/3/2025	HUB	$-	$(703)	$(703)
EUR	414,340	CHF	415,140	1/3/2025	HUB	-	(800)	(800)
EUR	414,340	CHF	415,153	1/3/2025	HUB	-	(813)	(813)
EUR	414,340	CHF	415,272	1/3/2025	HUB	-	(932)	(932)
USD	415,120	EUR	414,340	1/3/2025	HUB	780	-	780
USD	416,388	EUR	414,340	1/3/2025	HUB	2,048	-	2,048
USD	439,600	GBP	438,165	1/3/2025	HUB	1,435	-	1,435
USD	501,184	GBP	500,760	1/3/2025	HUB	424	-	424
USD	501,348	GBP	500,760	1/3/2025	HUB	588	-	588
BRL	501,793	USD	515,066	1/3/2025	HUB	-	(13,273)	(13,273)
BRL	501,793	USD	515,547	1/3/2025	HUB	-	(13,754)	(13,754)
USD	508,561	PLN	508,450	1/3/2025	HUB	111		111
EUR	517,925	CHF	518,831	1/3/2025	HUB	-	(906)	(906)
EUR	517,925	CHF	518,974	1/3/2025	HUB	-	(1,049)	(1,049)
USD	520,690	EUR	517,925	1/3/2025	HUB	2,765	-	2,765
USD	520,700	EUR	517,925	1/3/2025	HUB	2,775	-	2,775
BRL	534,166	USD	567,017	1/3/2025	HUB	-	(32,851)	(32,851)
BRL	550,353	USD	563,203	1/3/2025	HUB	-	(12,850)	(12,850)
BRL	550,353	USD	571,306	1/3/2025	HUB	-	(20,953)	(20,953)
BRL	550,353	USD	585,831	1/3/2025	HUB	-	(35,478)	(35,478)
EUR	621,509	CHF	621,810	1/3/2025	HUB	-	(301)	(301)
EUR	621,509	CHF	622,286	1/3/2025	HUB	-	(777)	(777)
EUR	621,509	CHF	622,524	1/3/2025	HUB	-	(1,015)	(1,015)
EUR	621,509	CHF	623,714	1/3/2025	HUB	-	(2,205)	(2,205)
EUR	621,510	CHF	621,916	1/3/2025	HUB	-	(406)	(406)
EUR	621,510	CHF	622,068	1/3/2025	HUB	-	(558)	(558)
EUR	621,510	CHF	622,214	1/3/2025	HUB	-	(704)	(704)
EUR	621,510	CHF	622,346	1/3/2025	HUB	-	(836)	(836)
EUR	621,510	CHF	622,425	1/3/2025	HUB	-	(915)	(915)
USD	624,593	EUR	621,510	1/3/2025	HUB	3,083	-	3,083
USD	624,642	EUR	621,510	1/3/2025	HUB	3,132	-	3,132
BRL	663,661	USD	686,215	1/3/2025	HUB	-	(22,554)	(22,554)
BRL	679,848	USD	726,946	1/3/2025	HUB	-	(47,098)	(47,098)
BRL	712,222	USD	756,872	1/3/2025	HUB	-	(44,650)	(44,650)
EUR	725,094	CHF	725,175	1/3/2025	HUB	-	(81)	(81)
EUR	725,094	CHF	725,499	1/3/2025	HUB	-	(405)	(405)
EUR	725,094	CHF	727,998	1/3/2025	HUB	-	(2,904)	(2,904)
EUR	725,095	AUD	724,974	1/3/2025	HUB	121	-	121
EUR	725,095	CHF	726,433	1/3/2025	HUB	-	(1,338)	(1,338)
EUR	725,095	CHF	726,556	1/3/2025	HUB	-	(1,461)	(1,461)
EUR	725,095	CHF	727,628	1/3/2025	HUB	-	(2,533)	(2,533)
BRL	728,409	USD	745,880	1/3/2025	HUB	-	(17,471)	(17,471)
BRL	728,409	USD	778,736	1/3/2025	HUB	-	(50,327)	(50,327)
USD	728,588	EUR	725,095	1/3/2025	HUB	3,493	-	3,493
BRL	744,596	USD	764,539	1/3/2025	HUB	-	(19,943)	(19,943)
EUR	828,679	CHF	830,041	1/3/2025	HUB	-	(1,362)	(1,362)
EUR	828,680	CHF	828,948	1/3/2025	HUB	-	(268)	(268)
EUR	828,680	CHF	830,782	1/3/2025	HUB	-	(2,102)	(2,102)
EUR	828,680	CHF	832,095	1/3/2025	HUB	-	(3,415)	(3,415)
BRL	841,717	USD	894,716	1/3/2025	HUB	-	(52,999)	(52,999)
USD	869,167	BRL	825,530	1/3/2025	HUB	43,637	-	43,637
BRL	874,091	USD	932,143	1/3/2025	HUB	-	(58,052)	(58,052)
USD	878,710	GBP	876,330	1/3/2025	HUB	2,380	-	2,380
EUR	932,265	CHF	935,086	1/3/2025	HUB	-	(2,821)	(2,821)
BRL	938,838	USD	1,000,086	1/3/2025	HUB	-	(61,248)	(61,248)
BRL	1,035,959	USD	1,107,619	1/3/2025	HUB	-	(71,660)	(71,660)
USD	1,071,741	BRL	1,052,146	1/3/2025	HUB	19,595	-	19,595
USD	1,161,391	BRL	1,100,707	1/3/2025	HUB	60,684	-	60,684
BRL	1,165,454	USD	1,246,473	1/3/2025	HUB	-	(81,019)	(81,019)

See accompanying notes

American Beacon AHL Managed Futures Strategy FundSM

Consolidated Schedule of Investments

December 31, 2024

Currency Purchased*		Currency Sold*		Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
BRL	1,181,641	USD	1,252,977	1/3/2025	HUB	$-	$(71,336)	$(71,336)
BRL	1,262,575	USD	1,341,211	1/3/2025	HUB	-	(78,636)	(78,636)
BRL	1,262,575	USD	1,350,065	1/3/2025	HUB	-	(87,490)	(87,490)
USD	1,716,780	BRL	1,699,620	1/3/2025	HUB	17,160	-	17,160
NZD	3,412,950	USD	3,433,312	1/3/2025	HUB	-	(20,362)	(20,362)
CHF	5,671,687	EUR	5,668,545	1/3/2025	HUB	3,142	-	3,142
USD	5,838,519	BRL	5,477,634	1/3/2025	HUB	360,885	-	360,885
BRL	8,463,203	USD	8,589,293	1/3/2025	HUB	-	(126,090)	(126,090)
BRL	8,517,907	USD	8,721,117	1/3/2025	HUB	-	(203,210)	(203,210)
USD	12,142,583	BRL	11,455,875	1/3/2025	HUB	686,708	-	686,708
BRL	13,007,436	USD	13,306,131	1/3/2025	HUB	-	(298,695)	(298,695)
BRL	13,007,436	USD	13,323,825	1/3/2025	HUB	-	(316,389)	(316,389)
USD	13,589,496	BRL	12,781,146	1/3/2025	HUB	808,350	-	808,350
CHF	14,850,998	EUR	14,841,280	1/3/2025	HUB	9,718	-	9,718
BRL	19,870,828	USD	20,343,367	1/3/2025	HUB	-	(472,539)	(472,539)
BRL	19,870,828	USD	20,360,102	1/3/2025	HUB	-	(489,274)	(489,274)
BRL	24,513,978	USD	25,019,689	1/3/2025	HUB	-	(505,711)	(505,711)
USD	34,198,503	BRL	32,179,425	1/3/2025	HUB	2,019,078	-	2,019,078
BRL	39,806,017	USD	40,404,114	1/3/2025	HUB	-	(598,097)	(598,097)
USD	73,294,578	BRL	68,960,506	1/3/2025	HUB	4,334,072	-	4,334,072
USD	56,264	NZD	55,950	1/6/2025	HUB	314	-	314
USD	56,301	NZD	55,950	1/6/2025	HUB	351	-	351
USD	56,303	NZD	55,950	1/6/2025	HUB	353	-	353
USD	56,336	NZD	55,950	1/6/2025	HUB	386	-	386
USD	56,406	NZD	55,950	1/6/2025	HUB	456	-	456
USD	56,427	NZD	55,950	1/6/2025	HUB	477	-	477
USD	56,461	NZD	55,950	1/6/2025	HUB	511	-	511
AUD	61,895	JPY	62,194	1/6/2025	HUB	-	(299)	(299)
AUD	61,895	JPY	62,206	1/6/2025	HUB	-	(311)	(311)
AUD	61,895	JPY	62,255	1/6/2025	HUB	-	(360)	(360)
AUD	61,895	JPY	62,268	1/6/2025	HUB	-	(373)	(373)
AUD	61,895	JPY	62,269	1/6/2025	HUB	-	(374)	(374)
AUD	61,895	JPY	62,279	1/6/2025	HUB	-	(384)	(384)
AUD	61,895	JPY	62,302	1/6/2025	HUB	-	(407)	(407)
AUD	61,895	JPY	62,303	1/6/2025	HUB	-	(408)	(408)
AUD	61,895	JPY	62,380	1/6/2025	HUB	-	(485)	(485)
AUD	61,896	JPY	62,252	1/6/2025	HUB	-	(356)	(356)
AUD	61,896	JPY	62,343	1/6/2025	HUB	-	(447)	(447)
AUD	61,896	JPY	62,348	1/6/2025	HUB	-	(452)	(452)
USD	63,448	JPY	63,555	1/6/2025	HUB	-	(107)	(107)
USD	63,461	JPY	63,555	1/6/2025	HUB	-	(94)	(94)
USD	63,479	JPY	63,555	1/6/2025	HUB	-	(76)	(76)
USD	112,590	NZD	111,900	1/6/2025	HUB	690	-	690
USD	112,610	NZD	111,900	1/6/2025	HUB	710	-	710
USD	112,838	NZD	111,900	1/6/2025	HUB	938	-	938
USD	112,862	NZD	111,900	1/6/2025	HUB	962	-	962
USD	112,864	NZD	111,900	1/6/2025	HUB	964	-	964
USD	112,866	NZD	111,900	1/6/2025	HUB	966	-	966
USD	112,874	NZD	111,900	1/6/2025	HUB	974	-	974
USD	112,878	NZD	111,900	1/6/2025	HUB	978	-	978
AUD	123,790	JPY	124,662	1/6/2025	HUB	-	(872)	(872)
AUD	123,791	JPY	124,505	1/6/2025	HUB	-	(714)	(714)
AUD	123,791	JPY	124,722	1/6/2025	HUB	-	(931)	(931)
USD	126,863	JPY	127,109	1/6/2025	HUB	-	(246)	(246)
USD	169,089	NZD	167,850	1/6/2025	HUB	1,239	-	1,239
USD	169,161	NZD	167,850	1/6/2025	HUB	1,311	-	1,311
USD	169,281	NZD	167,850	1/6/2025	HUB	1,431	-	1,431
USD	169,305	NZD	167,850	1/6/2025	HUB	1,455	-	1,455
USD	169,314	NZD	167,850	1/6/2025	HUB	1,464	-	1,464

See accompanying notes

American Beacon AHL Managed Futures Strategy FundSM

Consolidated Schedule of Investments

December 31, 2024

Currency Purchased*		Currency Sold*		Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
USD	169,353	NZD	167,850	1/6/2025	HUB	$1,503	$-	$1,503
AUD	185,686	JPY	187,097	1/6/2025	HUB	-	(1,411)	(1,411)
AUD	185,686	JPY	187,253	1/6/2025	HUB	-	(1,567)	(1,567)
USD	190,112	JPY	190,664	1/6/2025	HUB	-	(552)	(552)
USD	190,301	JPY	190,664	1/6/2025	HUB	-	(363)	(363)
EUR	207,195	CHF	207,061	1/6/2025	HUB	134	-	134
EUR	207,195	CHF	207,429	1/6/2025	HUB	-	(234)	(234)
USD	225,640	NZD	223,800	1/6/2025	HUB	1,840	-	1,840
USD	225,832	NZD	223,800	1/6/2025	HUB	2,032	-	2,032
USD	253,375	JPY	254,218	1/6/2025	HUB	-	(843)	(843)
USD	253,457	JPY	254,218	1/6/2025	HUB	-	(761)	(761)
USD	253,783	JPY	254,218	1/6/2025	HUB	-	(435)	(435)
EUR	310,792	CHF	310,842	1/6/2025	HUB	-	(50)	(50)
EUR	310,792	CHF	311,348	1/6/2025	HUB	-	(556)	(556)
EUR	310,793	CHF	310,628	1/6/2025	HUB	165	-	165
USD	316,823	JPY	317,773	1/6/2025	HUB	-	(950)	(950)
USD	316,835	JPY	317,773	1/6/2025	HUB	-	(938)	(938)
USD	316,951	JPY	317,773	1/6/2025	HUB	-	(822)	(822)
USD	317,152	JPY	317,773	1/6/2025	HUB	-	(621)	(621)
USD	380,312	JPY	381,328	1/6/2025	HUB	-	(1,016)	(1,016)
USD	380,809	JPY	381,328	1/6/2025	HUB	-	(519)	(519)
EUR	414,390	CHF	413,989	1/6/2025	HUB	401	-	401
EUR	414,390	CHF	414,183	1/6/2025	HUB	207	-	207
EUR	414,390	CHF	414,408	1/6/2025	HUB	-	(18)	(18)
EUR	414,390	CHF	414,545	1/6/2025	HUB	-	(155)	(155)
EUR	414,390	CHF	414,571	1/6/2025	HUB	-	(181)	(181)
EUR	414,390	CHF	414,584	1/6/2025	HUB	-	(194)	(194)
EUR	414,390	CHF	414,650	1/6/2025	HUB	-	(260)	(260)
EUR	414,390	CHF	414,774	1/6/2025	HUB	-	(384)	(384)
EUR	414,390	CHF	414,915	1/6/2025	HUB	-	(525)	(525)
EUR	414,390	CHF	414,999	1/6/2025	HUB	-	(609)	(609)
EUR	414,390	CHF	415,188	1/6/2025	HUB	-	(798)	(798)
USD	443,406	JPY	444,882	1/6/2025	HUB	-	(1,476)	(1,476)
USD	443,555	JPY	444,882	1/6/2025	HUB	-	(1,327)	(1,327)
USD	443,684	JPY	444,882	1/6/2025	HUB	-	(1,198)	(1,198)
USD	443,734	JPY	444,882	1/6/2025	HUB	-	(1,148)	(1,148)
USD	443,802	JPY	444,882	1/6/2025	HUB	-	(1,080)	(1,080)
USD	443,943	JPY	444,882	1/6/2025	HUB	-	(939)	(939)
USD	444,775	JPY	444,882	1/6/2025	HUB	-	(107)	(107)
USD	506,691	JPY	508,437	1/6/2025	HUB	-	(1,746)	(1,746)
USD	506,839	JPY	508,437	1/6/2025	HUB	-	(1,598)	(1,598)
USD	506,865	JPY	508,437	1/6/2025	HUB	-	(1,572)	(1,572)
USD	506,987	JPY	508,437	1/6/2025	HUB	-	(1,450)	(1,450)
USD	507,096	JPY	508,437	1/6/2025	HUB	-	(1,341)	(1,341)
EUR	517,987	CHF	518,197	1/6/2025	HUB	-	(210)	(210)
EUR	517,988	CHF	518,710	1/6/2025	HUB	-	(722)	(722)
EUR	517,988	CHF	518,875	1/6/2025	HUB	-	(887)	(887)
EUR	517,988	CHF	518,892	1/6/2025	HUB	-	(904)	(904)
USD	570,418	JPY	571,991	1/6/2025	HUB	-	(1,573)	(1,573)
USD	571,091	JPY	571,991	1/6/2025	HUB	-	(900)	(900)
AUD	618,953	JPY	623,865	1/6/2025	HUB	-	(4,912)	(4,912)
EUR	621,585	CHF	621,817	1/6/2025	HUB	-	(232)	(232)
EUR	621,585	CHF	622,114	1/6/2025	HUB	-	(529)	(529)
EUR	621,585	CHF	622,630	1/6/2025	HUB	-	(1,045)	(1,045)
EUR	621,585	CHF	622,795	1/6/2025	HUB	-	(1,210)	(1,210)
EUR	621,585	CHF	622,835	1/6/2025	HUB	-	(1,250)	(1,250)
EUR	621,585	CHF	622,842	1/6/2025	HUB	-	(1,257)	(1,257)
USD	633,573	JPY	635,546	1/6/2025	HUB	-	(1,973)	(1,973)
USD	634,059	JPY	635,546	1/6/2025	HUB	-	(1,487)	(1,487)

See accompanying notes

American Beacon AHL Managed Futures Strategy FundSM

Consolidated Schedule of Investments

December 31, 2024

Currency Purchased*		Currency Sold*		Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
USD	697,138	JPY	699,101	1/6/2025	HUB	$-	$(1,963)	$(1,963)
USD	697,164	JPY	699,101	1/6/2025	HUB	-	(1,937)	(1,937)
USD	697,182	JPY	699,101	1/6/2025	HUB	-	(1,919)	(1,919)
EUR	725,182	CHF	725,769	1/6/2025	HUB	-	(587)	(587)
EUR	725,183	CHF	724,019	1/6/2025	HUB	1,164	-	1,164
EUR	725,183	CHF	724,219	1/6/2025	HUB	964	-	964
EUR	725,183	CHF	726,124	1/6/2025	HUB	-	(941)	(941)
EUR	725,183	CHF	726,587	1/6/2025	HUB	-	(1,404)	(1,404)
USD	760,427	JPY	762,655	1/6/2025	HUB	-	(2,228)	(2,228)
USD	760,678	JPY	762,655	1/6/2025	HUB	-	(1,977)	(1,977)
USD	760,692	JPY	762,655	1/6/2025	HUB	-	(1,963)	(1,963)
USD	760,847	JPY	762,655	1/6/2025	HUB	-	(1,808)	(1,808)
EUR	932,377	CHF	934,758	1/6/2025	HUB	-	(2,381)	(2,381)
JPY	1,181,859	USD	1,178,144	1/6/2025	HUB	3,715	-	3,715
JPY	2,128,245	AUD	2,104,441	1/6/2025	HUB	23,804	-	23,804
JPY	15,533,003	USD	15,482,898	1/6/2025	HUB	50,105	-	50,105
AUD	61,895	JPY	62,177	1/7/2025	HUB	-	(282)	(282)
AUD	61,895	JPY	62,377	1/7/2025	HUB	-	(482)	(482)
AUD	61,895	JPY	62,505	1/7/2025	HUB	-	(610)	(610)
AUD	61,895	JPY	62,524	1/7/2025	HUB	-	(629)	(629)
AUD	61,895	JPY	62,542	1/7/2025	HUB	-	(647)	(647)
AUD	61,895	JPY	62,581	1/7/2025	HUB	-	(686)	(686)
AUD	61,895	JPY	62,585	1/7/2025	HUB	-	(690)	(690)
AUD	61,895	JPY	62,602	1/7/2025	HUB	-	(707)	(707)
AUD	61,895	JPY	62,610	1/7/2025	HUB	-	(715)	(715)
AUD	61,896	JPY	62,339	1/7/2025	HUB	-	(443)	(443)
USD	63,356	JPY	63,555	1/7/2025	HUB	-	(199)	(199)
AUD	123,790	JPY	124,953	1/7/2025	HUB	-	(1,163)	(1,163)
AUD	123,791	JPY	124,932	1/7/2025	HUB	-	(1,141)	(1,141)
AUD	123,791	JPY	125,006	1/7/2025	HUB	-	(1,215)	(1,215)
AUD	123,791	JPY	125,306	1/7/2025	HUB	-	(1,515)	(1,515)
USD	126,695	JPY	127,109	1/7/2025	HUB	-	(414)	(414)
USD	126,781	JPY	127,109	1/7/2025	HUB	-	(328)	(328)
USD	127,380	JPY	127,109	1/7/2025	HUB	271	-	271
AUD	185,686	JPY	185,943	1/7/2025	HUB	-	(257)	(257)
USD	190,095	JPY	190,664	1/7/2025	HUB	-	(569)	(569)
USD	190,109	JPY	190,664	1/7/2025	HUB	-	(555)	(555)
USD	190,132	JPY	190,664	1/7/2025	HUB	-	(532)	(532)
USD	190,150	JPY	190,664	1/7/2025	HUB	-	(514)	(514)
USD	191,800	JPY	190,664	1/7/2025	HUB	1,136	-	1,136
USD	253,267	JPY	254,218	1/7/2025	HUB	-	(951)	(951)
USD	253,448	JPY	254,218	1/7/2025	HUB	-	(770)	(770)
USD	253,452	JPY	254,218	1/7/2025	HUB	-	(766)	(766)
USD	253,497	JPY	254,218	1/7/2025	HUB	-	(721)	(721)
USD	253,527	JPY	254,218	1/7/2025	HUB	-	(691)	(691)
USD	255,218	JPY	254,218	1/7/2025	HUB	1,000	-	1,000
USD	255,255	JPY	254,218	1/7/2025	HUB	1,037	-	1,037
KRW	271,743	USD	275,410	1/7/2025	HUB	-	(3,667)	(3,667)
AUD	309,478	JPY	312,311	1/7/2025	HUB	-	(2,833)	(2,833)
USD	316,869	JPY	317,773	1/7/2025	HUB	-	(904)	(904)
USD	319,603	JPY	317,773	1/7/2025	HUB	1,830	-	1,830
USD	380,125	JPY	381,328	1/7/2025	HUB	-	(1,203)	(1,203)
USD	380,173	JPY	381,328	1/7/2025	HUB	-	(1,155)	(1,155)
USD	380,341	JPY	381,328	1/7/2025	HUB	-	(987)	(987)
USD	382,875	JPY	381,328	1/7/2025	HUB	1,547	-	1,547
USD	382,956	JPY	381,328	1/7/2025	HUB	1,628	-	1,628
USD	383,068	JPY	381,328	1/7/2025	HUB	1,740	-	1,740
USD	383,573	JPY	381,328	1/7/2025	HUB	2,245	-	2,245
USD	383,583	JPY	381,328	1/7/2025	HUB	2,255	-	2,255

See accompanying notes

American Beacon AHL Managed Futures Strategy FundSM

Consolidated Schedule of Investments

December 31, 2024

Currency Purchased*		Currency Sold*		Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
USD	443,248	JPY	444,882	1/7/2025	HUB	$-	$(1,634)	$(1,634)
USD	447,333	JPY	444,882	1/7/2025	HUB	2,451	-	2,451
USD	447,379	JPY	444,882	1/7/2025	HUB	2,497	-	2,497
USD	447,479	JPY	444,882	1/7/2025	HUB	2,597	-	2,597
USD	506,926	JPY	508,437	1/7/2025	HUB	-	(1,511)	(1,511)
USD	508,854	JPY	508,437	1/7/2025	HUB	417	-	417
USD	508,954	JPY	508,437	1/7/2025	HUB	517	-	517
USD	509,256	JPY	508,437	1/7/2025	HUB	819	-	819
USD	510,461	JPY	508,437	1/7/2025	HUB	2,024	-	2,024
USD	510,608	JPY	508,437	1/7/2025	HUB	2,171	-	2,171
USD	570,035	JPY	571,991	1/7/2025	HUB	-	(1,956)	(1,956)
USD	570,248	JPY	571,991	1/7/2025	HUB	-	(1,743)	(1,743)
USD	570,259	JPY	571,991	1/7/2025	HUB	-	(1,732)	(1,732)
USD	570,386	JPY	571,991	1/7/2025	HUB	-	(1,605)	(1,605)
USD	570,512	JPY	571,991	1/7/2025	HUB	-	(1,479)	(1,479)
USD	571,585	JPY	571,991	1/7/2025	HUB	-	(406)	(406)
USD	575,315	JPY	571,991	1/7/2025	HUB	3,324	-	3,324
USD	633,332	JPY	635,546	1/7/2025	HUB	-	(2,214)	(2,214)
USD	633,453	JPY	635,546	1/7/2025	HUB	-	(2,093)	(2,093)
USD	633,794	JPY	635,546	1/7/2025	HUB	-	(1,752)	(1,752)
USD	634,490	JPY	635,546	1/7/2025	HUB	-	(1,056)	(1,056)
USD	634,614	JPY	635,546	1/7/2025	HUB	-	(932)	(932)
KRW	679,358	USD	690,959	1/7/2025	HUB	-	(11,601)	(11,601)
KRW	679,358	USD	691,079	1/7/2025	HUB	-	(11,721)	(11,721)
KRW	679,358	USD	691,147	1/7/2025	HUB	-	(11,789)	(11,789)
USD	696,516	JPY	699,101	1/7/2025	HUB	-	(2,585)	(2,585)
USD	696,939	JPY	699,101	1/7/2025	HUB	-	(2,162)	(2,162)
KRW	747,293	USD	760,014	1/7/2025	HUB	-	(12,721)	(12,721)
KRW	747,293	USD	760,110	1/7/2025	HUB	-	(12,817)	(12,817)
KRW	815,229	USD	829,216	1/7/2025	HUB	-	(13,987)	(13,987)
KRW	815,229	USD	829,217	1/7/2025	HUB	-	(13,988)	(13,988)
USD	823,337	JPY	826,210	1/7/2025	HUB	-	(2,873)	(2,873)
USD	1,077,511	JPY	1,080,428	1/7/2025	HUB	-	(2,917)	(2,917)
KRW	1,086,972	USD	1,105,909	1/7/2025	HUB	-	(18,937)	(18,937)
KRW	1,086,972	USD	1,106,210	1/7/2025	HUB	-	(19,238)	(19,238)
KRW	1,154,908	USD	1,174,853	1/7/2025	HUB	-	(19,945)	(19,945)
KRW	1,154,908	USD	1,174,869	1/7/2025	HUB	-	(19,961)	(19,961)
KRW	1,154,908	USD	1,175,242	1/7/2025	HUB	-	(20,334)	(20,334)
KRW	1,222,844	USD	1,243,362	1/7/2025	HUB	-	(20,518)	(20,518)
KRW	1,222,844	USD	1,243,918	1/7/2025	HUB	-	(21,074)	(21,074)
KRW	1,222,844	USD	1,244,101	1/7/2025	HUB	-	(21,257)	(21,257)
KRW	1,358,715	USD	1,381,976	1/7/2025	HUB	-	(23,261)	(23,261)
KRW	2,445,688	USD	2,511,556	1/7/2025	HUB	-	(65,868)	(65,868)
KRW	18,478,530	USD	18,781,936	1/7/2025	HUB	-	(303,406)	(303,406)
KRW	173,440,025	USD	175,710,274	1/7/2025	HUB	-	(2,270,249)	(2,270,249)
USD	220,564,154	KRW	210,465,020	1/7/2025	HUB	10,099,134	-	10,099,134
USD	1,929,374	CNY	1,907,843	1/10/2025	HUB	21,531	-	21,531
USD	2,683,303	CNY	2,657,353	1/10/2025	HUB	25,950	-	25,950
USD	2,836,252	CNY	2,793,628	1/10/2025	HUB	42,624	-	42,624
CNY	3,202,451	USD	3,226,329	1/10/2025	HUB	-	(23,878)	(23,878)
USD	3,313,150	CNY	3,270,588	1/10/2025	HUB	42,562	-	42,562
CNY	4,088,236	USD	4,109,234	1/10/2025	HUB	-	(20,998)	(20,998)
USD	4,405,633	CNY	4,360,785	1/10/2025	HUB	44,848	-	44,848
USD	4,617,562	CNY	4,565,196	1/10/2025	HUB	52,366	-	52,366
CNY	5,178,432	USD	5,216,621	1/10/2025	HUB	-	(38,189)	(38,189)
CNY	5,723,530	USD	5,749,014	1/10/2025	HUB	-	(25,484)	(25,484)
USD	5,725,812	CNY	5,655,393	1/10/2025	HUB	70,419	-	70,419
USD	6,137,152	CNY	6,064,216	1/10/2025	HUB	72,936	-	72,936
CNY	6,881,863	USD	6,984,577	1/10/2025	HUB	-	(102,714)	(102,714)

See accompanying notes

American Beacon AHL Managed Futures Strategy FundSM

Consolidated Schedule of Investments

December 31, 2024

Currency Purchased*		Currency Sold*		Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
CNY	7,222,550	USD	7,255,213	1/10/2025	HUB	$-	$(32,663)	$(32,663)
CNY	10,356,863	USD	10,432,915	1/10/2025	HUB	-	(76,052)	(76,052)
USD	10,573,433	CNY	10,493,138	1/10/2025	HUB	80,295	-	80,295
USD	15,460,305	CNY	15,330,883	1/10/2025	HUB	129,422	-	129,422
CNY	19,827,943	USD	19,938,278	1/10/2025	HUB	-	(110,335)	(110,335)
CNY	20,100,492	USD	20,195,539	1/10/2025	HUB	-	(95,047)	(95,047)
USD	231,043,884	CNY	227,510,310	1/10/2025	HUB	3,533,574	-	3,533,574
AUD	123,792	JPY	121,886	1/14/2025	HUB	1,906	-	1,906
AUD	185,687	JPY	189,193	1/14/2025	HUB	-	(3,506)	(3,506)
AUD	247,583	JPY	248,179	1/14/2025	HUB	-	(596)	(596)
AUD	247,583	JPY	248,765	1/14/2025	HUB	-	(1,182)	(1,182)
AUD	309,480	JPY	318,250	1/14/2025	HUB	-	(8,770)	(8,770)
JPY	311,654	AUD	309,479	1/14/2025	HUB	2,175	-	2,175
JPY	318,381	AUD	309,478	1/14/2025	HUB	8,903	-	8,903
AUD	433,271	JPY	435,687	1/14/2025	HUB	-	(2,416)	(2,416)
AUD	495,167	JPY	510,686	1/14/2025	HUB	-	(15,519)	(15,519)
JPY	1,225,457	AUD	1,237,917	1/14/2025	HUB	-	(12,460)	(12,460)
JPY	1,588,460	AUD	1,609,292	1/14/2025	HUB	-	(20,832)	(20,832)
AUD	1,733,084	JPY	1,736,070	1/14/2025	HUB	-	(2,986)	(2,986)
JPY	1,826,534	AUD	1,856,875	1/14/2025	HUB	-	(30,341)	(30,341)
AUD	2,104,459	JPY	2,128,011	1/14/2025	HUB	-	(23,552)	(23,552)
AUD	2,228,250	JPY	2,212,441	1/14/2025	HUB	15,809	-	15,809
JPY	2,568,524	AUD	2,599,626	1/14/2025	HUB	-	(31,102)	(31,102)
JPY	2,573,155	AUD	2,599,626	1/14/2025	HUB	-	(26,471)	(26,471)
AUD	2,732,865	JPY	2,832,607	1/14/2025	HUB	-	(99,742)	(99,742)
JPY	2,756,792	AUD	2,661,520	1/14/2025	HUB	95,272	-	95,272
JPY	2,768,966	AUD	2,785,313	1/14/2025	HUB	-	(16,347)	(16,347)
AUD	3,713,751	JPY	3,720,893	1/14/2025	HUB	-	(7,142)	(7,142)
JPY	3,751,119	AUD	3,651,854	1/14/2025	HUB	99,265	-	99,265
AUD	4,456,501	JPY	4,488,450	1/14/2025	HUB	-	(31,949)	(31,949)
JPY	4,754,707	AUD	4,765,980	1/14/2025	HUB	-	(11,273)	(11,273)
AUD	5,465,731	JPY	5,640,262	1/14/2025	HUB	-	(174,531)	(174,531)
JPY	5,742,697	AUD	5,752,021	1/14/2025	HUB	-	(9,324)	(9,324)
JPY	6,491,952	AUD	6,503,357	1/14/2025	HUB	-	(11,405)	(11,405)
AUD	8,198,597	JPY	8,489,460	1/14/2025	HUB	-	(290,863)	(290,863)
AUD	9,213,996	JPY	9,544,253	1/14/2025	HUB	-	(330,257)	(330,257)
AUD	10,931,463	JPY	11,277,319	1/14/2025	HUB	-	(345,856)	(345,856)
AUD	10,931,464	JPY	11,315,138	1/14/2025	HUB	-	(383,674)	(383,674)
GBP	35	USD	36	1/16/2025	HUB	-	(1)	(1)
USD	62	PLN	62	1/16/2025	HUB	-	-
JPY	144	USD	150	1/16/2025	HUB	-	(6)	(6)
PLN	346	USD	352	1/16/2025	HUB	-	(6)	(6)
JPY	389	USD	399	1/16/2025	HUB	-	(10)	(10)
JPY	555	USD	556	1/16/2025	HUB	-	(1)	(1)
GBP	663	USD	676	1/16/2025	HUB	-	(13)	(13)
USD	698	PLN	689	1/16/2025	HUB	9	-	9
JPY	767	USD	806	1/16/2025	HUB	-	(39)	(39)
JPY	804	USD	805	1/16/2025	HUB	-	(1)	(1)
JPY	832	USD	837	1/16/2025	HUB	-	(5)	(5)
JPY	1,392	USD	1,428	1/16/2025	HUB	-	(36)	(36)
USD	1,617	PLN	1,606	1/16/2025	HUB	11	-	11
JPY	1,666	USD	1,710	1/16/2025	HUB	-	(44)	(44)
USD	1,731	PLN	1,716	1/16/2025	HUB	15	-	15
USD	1,900	JPY	1,889	1/16/2025	HUB	11	-	11
USD	1,990	JPY	1,897	1/16/2025	HUB	93	-	93
USD	2,074	CAD	2,038	1/16/2025	HUB	36	-	36
CAD	2,262	USD	2,257	1/16/2025	HUB	5	-	5
JPY	2,269	USD	2,284	1/16/2025	HUB	-	(15)	(15)
JPY	2,310	USD	2,312	1/16/2025	HUB	-	(2)	(2)

See accompanying notes

American Beacon AHL Managed Futures Strategy FundSM

Consolidated Schedule of Investments

December 31, 2024

Currency Purchased*		Currency Sold*		Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
GBP	2,321	USD	2,367	1/16/2025	HUB	$-	$(46)	$(46)
AUD	2,758	USD	2,764	1/16/2025	HUB	-	(6)	(6)
AUD	2,928	USD	3,013	1/16/2025	HUB	-	(85)	(85)
JPY	3,159	USD	3,239	1/16/2025	HUB	-	(80)	(80)
JPY	3,446	USD	3,437	1/16/2025	HUB	9	-	9
CAD	3,491	USD	3,531	1/16/2025	HUB	-	(40)	(40)
JPY	3,491	USD	3,662	1/16/2025	HUB	-	(171)	(171)
AUD	3,504	USD	3,529	1/16/2025	HUB	-	(25)	(25)
USD	3,793	PLN	3,727	1/16/2025	HUB	66	-	66
USD	4,066	JPY	3,958	1/16/2025	HUB	108	-	108
GBP	4,178	USD	4,176	1/16/2025	HUB	2	-	2
USD	4,213	JPY	4,096	1/16/2025	HUB	117	-	117
USD	4,283	JPY	4,256	1/16/2025	HUB	27	-	27
USD	4,913	JPY	4,790	1/16/2025	HUB	123	-	123
USD	5,375	CAD	5,384	1/16/2025	HUB	-	(9)	(9)
USD	5,402	GBP	5,300	1/16/2025	HUB	102	-	102
USD	5,890	JPY	5,855	1/16/2025	HUB	35	-	35
USD	6,114	GBP	6,055	1/16/2025	HUB	59	-	59
USD	7,128	PLN	7,084	1/16/2025	HUB	44	-	44
AUD	7,361	USD	7,539	1/16/2025	HUB	-	(178)	(178)
USD	8,458	CAD	8,461	1/16/2025	HUB	-	(3)	(3)
JPY	8,850	USD	8,827	1/16/2025	HUB	23	-	23
JPY	9,521	USD	9,850	1/16/2025	HUB	-	(329)	(329)
USD	10,996	JPY	10,556	1/16/2025	HUB	440	-	440
CAD	11,745	USD	11,752	1/16/2025	HUB	-	(7)	(7)
JPY	12,761	USD	12,831	1/16/2025	HUB	-	(70)	(70)
USD	13,028	JPY	12,685	1/16/2025	HUB	343	-	343
CAD	13,272	USD	13,473	1/16/2025	HUB	-	(201)	(201)
USD	13,660	AUD	13,587	1/16/2025	HUB	73	-	73
USD	13,777	AUD	13,683	1/16/2025	HUB	94	-	94
CAD	14,508	USD	14,611	1/16/2025	HUB	-	(103)	(103)
PLN	16,173	USD	16,285	1/16/2025	HUB	-	(112)	(112)
USD	16,205	CAD	16,211	1/16/2025	HUB	-	(6)	(6)
AUD	16,422	USD	16,468	1/16/2025	HUB	-	(46)	(46)
USD	17,244	GBP	17,166	1/16/2025	HUB	78	-	78
USD	17,999	AUD	17,785	1/16/2025	HUB	214	-	214
USD	18,509	CAD	18,516	1/16/2025	HUB	-	(7)	(7)
USD	19,731	CAD	19,748	1/16/2025	HUB	-	(17)	(17)
USD	20,228	JPY	19,696	1/16/2025	HUB	532	-	532
JPY	20,888	USD	21,607	1/16/2025	HUB	-	(719)	(719)
JPY	21,115	USD	21,061	1/16/2025	HUB	54	-	54
USD	21,793	AUD	21,162	1/16/2025	HUB	631	-	631
AUD	22,419	USD	22,596	1/16/2025	HUB	-	(177)	(177)
JPY	23,622	USD	24,250	1/16/2025	HUB	-	(628)	(628)
CAD	24,378	USD	24,808	1/16/2025	HUB	-	(430)	(430)
JPY	24,625	USD	24,756	1/16/2025	HUB	-	(131)	(131)
USD	25,633	GBP	25,617	1/16/2025	HUB	16	-	16
CAD	28,329	USD	28,449	1/16/2025	HUB	-	(120)	(120)
USD	30,082	JPY	29,243	1/16/2025	HUB	839	-	839
USD	37,352	AUD	35,918	1/16/2025	HUB	1,434	-	1,434
AUD	120,349	USD	124,994	1/16/2025	HUB	-	(4,645)	(4,645)
AUD	196,201	USD	202,780	1/16/2025	HUB	-	(6,579)	(6,579)
USD	296,175	AUD	285,835	1/16/2025	HUB	10,340	-	10,340
PLN	431,577	USD	437,229	1/16/2025	HUB	-	(5,652)	(5,652)
GBP	2,320,414	USD	2,344,082	1/16/2025	HUB	-	(23,668)	(23,668)
USD	3,554,433	AUD	3,485,437	1/16/2025	HUB	68,996	-	68,996
USD	23,739,433	EUR	23,407,849	1/16/2025	HUB	331,584	-	331,584
USD	27,603,464	EUR	27,223,827	1/16/2025	HUB	379,637	-	379,637
USD	27,934,038	AUD	27,241,883	1/16/2025	HUB	692,155	-	692,155

See accompanying notes

American Beacon AHL Managed Futures Strategy FundSM

Consolidated Schedule of Investments

December 31, 2024

Currency Purchased*		Currency Sold*		Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
KRW	67,968	USD	68,014	1/23/2025	HUB	$-	$(46)	$(46)
USD	69,714	KRW	67,968	1/23/2025	HUB	1,746	-	1,746
USD	69,888	KRW	67,968	1/23/2025	HUB	1,920	-	1,920
USD	70,548	KRW	67,968	1/23/2025	HUB	2,580	-	2,580
USD	70,702	KRW	67,968	1/23/2025	HUB	2,734	-	2,734
USD	70,723	KRW	67,968	1/23/2025	HUB	2,755	-	2,755
USD	70,763	KRW	67,968	1/23/2025	HUB	2,795	-	2,795
USD	71,360	KRW	67,968	1/23/2025	HUB	3,392	-	3,392
USD	71,405	KRW	67,968	1/23/2025	HUB	3,437	-	3,437
KRW	135,936	USD	136,253	1/23/2025	HUB	-	(317)	(317)
USD	141,392	KRW	135,936	1/23/2025	HUB	5,456	-	5,456
USD	141,395	KRW	135,936	1/23/2025	HUB	5,459	-	5,459
USD	141,418	KRW	135,936	1/23/2025	HUB	5,482	-	5,482
USD	141,432	KRW	135,936	1/23/2025	HUB	5,496	-	5,496
USD	141,447	KRW	135,936	1/23/2025	HUB	5,511	-	5,511
USD	141,469	KRW	135,936	1/23/2025	HUB	5,533	-	5,533
USD	141,477	KRW	135,936	1/23/2025	HUB	5,541	-	5,541
USD	141,478	KRW	135,936	1/23/2025	HUB	5,542	-	5,542
USD	142,082	KRW	135,936	1/23/2025	HUB	6,146	-	6,146
USD	142,775	KRW	135,936	1/23/2025	HUB	6,839	-	6,839
USD	142,781	KRW	135,936	1/23/2025	HUB	6,845	-	6,845
USD	142,784	KRW	135,936	1/23/2025	HUB	6,848	-	6,848
USD	142,815	KRW	135,936	1/23/2025	HUB	6,879	-	6,879
USD	142,881	KRW	135,936	1/23/2025	HUB	6,945	-	6,945
KRW	203,904	USD	203,209	1/23/2025	HUB	695	-	695
KRW	203,904	USD	203,857	1/23/2025	HUB	47	-	47
KRW	203,904	USD	204,115	1/23/2025	HUB	-	(211)	(211)
USD	209,106	KRW	203,904	1/23/2025	HUB	5,202	-	5,202
USD	211,666	KRW	203,904	1/23/2025	HUB	7,762	-	7,762
USD	211,689	KRW	203,904	1/23/2025	HUB	7,785	-	7,785
USD	211,800	KRW	203,904	1/23/2025	HUB	7,896	-	7,896
USD	212,121	KRW	203,904	1/23/2025	HUB	8,217	-	8,217
USD	212,139	KRW	203,904	1/23/2025	HUB	8,235	-	8,235
USD	212,163	KRW	203,904	1/23/2025	HUB	8,259	-	8,259
USD	212,165	KRW	203,904	1/23/2025	HUB	8,261	-	8,261
USD	212,218	KRW	203,904	1/23/2025	HUB	8,314	-	8,314
USD	212,291	KRW	203,904	1/23/2025	HUB	8,387	-	8,387
USD	213,011	KRW	203,904	1/23/2025	HUB	9,107	-	9,107
USD	214,099	KRW	203,904	1/23/2025	HUB	10,195	-	10,195
USD	214,125	KRW	203,904	1/23/2025	HUB	10,221	-	10,221
USD	214,130	KRW	203,904	1/23/2025	HUB	10,226	-	10,226
USD	214,186	KRW	203,904	1/23/2025	HUB	10,282	-	10,282
USD	214,212	KRW	203,904	1/23/2025	HUB	10,308	-	10,308
USD	214,301	KRW	203,904	1/23/2025	HUB	10,397	-	10,397
USD	214,477	KRW	203,904	1/23/2025	HUB	10,573	-	10,573
KRW	271,872	USD	269,756	1/23/2025	HUB	2,116	-	2,116
KRW	271,872	USD	270,549	1/23/2025	HUB	1,323	-	1,323
KRW	271,872	USD	270,865	1/23/2025	HUB	1,007	-	1,007
KRW	271,872	USD	271,210	1/23/2025	HUB	662	-	662
USD	282,229	KRW	271,872	1/23/2025	HUB	10,357	-	10,357
USD	282,378	KRW	271,872	1/23/2025	HUB	10,506	-	10,506
USD	282,418	KRW	271,872	1/23/2025	HUB	10,546	-	10,546
USD	282,802	KRW	271,872	1/23/2025	HUB	10,930	-	10,930
USD	284,469	KRW	271,872	1/23/2025	HUB	12,597	-	12,597
USD	285,258	KRW	271,872	1/23/2025	HUB	13,386	-	13,386
USD	285,309	KRW	271,872	1/23/2025	HUB	13,437	-	13,437
USD	285,435	KRW	271,872	1/23/2025	HUB	13,563	-	13,563
USD	285,472	KRW	271,872	1/23/2025	HUB	13,600	-	13,600
USD	285,492	KRW	271,872	1/23/2025	HUB	13,620	-	13,620

See accompanying notes

American Beacon AHL Managed Futures Strategy FundSM

Consolidated Schedule of Investments

December 31, 2024

Currency Purchased*		Currency Sold*		Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
USD	285,529	KRW	271,872	1/23/2025	HUB	$13,657	$-	$13,657
USD	285,555	KRW	271,872	1/23/2025	HUB	13,683	-	13,683
USD	285,611	KRW	271,872	1/23/2025	HUB	13,739	-	13,739
USD	285,616	KRW	271,872	1/23/2025	HUB	13,744	-	13,744
USD	285,701	KRW	271,872	1/23/2025	HUB	13,829	-	13,829
USD	285,702	KRW	271,872	1/23/2025	HUB	13,830	-	13,830
USD	285,923	KRW	271,872	1/23/2025	HUB	14,051	-	14,051
KRW	339,840	USD	337,211	1/23/2025	HUB	2,629	-	2,629
KRW	339,840	USD	337,414	1/23/2025	HUB	2,426	-	2,426
KRW	339,840	USD	338,208	1/23/2025	HUB	1,632	-	1,632
KRW	339,840	USD	338,284	1/23/2025	HUB	1,556	-	1,556
USD	348,770	KRW	339,840	1/23/2025	HUB	8,930	-	8,930
USD	352,766	KRW	339,840	1/23/2025	HUB	12,926	-	12,926
USD	352,798	KRW	339,840	1/23/2025	HUB	12,958	-	12,958
USD	352,851	KRW	339,840	1/23/2025	HUB	13,011	-	13,011
USD	356,371	KRW	339,840	1/23/2025	HUB	16,531	-	16,531
USD	356,572	KRW	339,840	1/23/2025	HUB	16,732	-	16,732
USD	356,762	KRW	339,840	1/23/2025	HUB	16,922	-	16,922
USD	356,836	KRW	339,840	1/23/2025	HUB	16,996	-	16,996
USD	356,902	KRW	339,840	1/23/2025	HUB	17,062	-	17,062
USD	357,112	KRW	339,840	1/23/2025	HUB	17,272	-	17,272
USD	357,122	KRW	339,840	1/23/2025	HUB	17,282	-	17,282
USD	357,225	KRW	339,840	1/23/2025	HUB	17,385	-	17,385
USD	357,475	KRW	339,840	1/23/2025	HUB	17,635	-	17,635
KRW	407,808	USD	405,814	1/23/2025	HUB	1,994	-	1,994
KRW	407,808	USD	405,843	1/23/2025	HUB	1,965	-	1,965
KRW	407,808	USD	406,161	1/23/2025	HUB	1,647	-	1,647
KRW	407,808	USD	406,163	1/23/2025	HUB	1,645	-	1,645
KRW	407,808	USD	406,970	1/23/2025	HUB	838	-	838
USD	418,449	KRW	407,808	1/23/2025	HUB	10,641	-	10,641
USD	423,549	KRW	407,808	1/23/2025	HUB	15,741	-	15,741
USD	423,561	KRW	407,808	1/23/2025	HUB	15,753	-	15,753
USD	427,340	KRW	407,808	1/23/2025	HUB	19,532	-	19,532
USD	427,711	KRW	407,808	1/23/2025	HUB	19,903	-	19,903
USD	427,930	KRW	407,808	1/23/2025	HUB	20,122	-	20,122
USD	428,195	KRW	407,808	1/23/2025	HUB	20,387	-	20,387
USD	428,477	KRW	407,808	1/23/2025	HUB	20,669	-	20,669
USD	428,967	KRW	407,808	1/23/2025	HUB	21,159	-	21,159
KRW	475,776	USD	471,037	1/23/2025	HUB	4,739	-	4,739
KRW	475,776	USD	471,360	1/23/2025	HUB	4,416	-	4,416
KRW	475,776	USD	473,474	1/23/2025	HUB	2,302	-	2,302
KRW	475,776	USD	473,506	1/23/2025	HUB	2,270	-	2,270
USD	488,155	KRW	475,776	1/23/2025	HUB	12,379	-	12,379
USD	488,247	KRW	475,776	1/23/2025	HUB	12,471	-	12,471
USD	489,151	KRW	475,776	1/23/2025	HUB	13,375	-	13,375
USD	498,893	KRW	475,776	1/23/2025	HUB	23,117	-	23,117
USD	498,895	KRW	475,776	1/23/2025	HUB	23,119	-	23,119
USD	499,287	KRW	475,776	1/23/2025	HUB	23,511	-	23,511
USD	499,301	KRW	475,776	1/23/2025	HUB	23,525	-	23,525
USD	499,433	KRW	475,776	1/23/2025	HUB	23,657	-	23,657
USD	500,189	KRW	475,776	1/23/2025	HUB	24,413	-	24,413
KRW	543,744	USD	541,206	1/23/2025	HUB	2,538	-	2,538
KRW	543,744	USD	541,255	1/23/2025	HUB	2,489	-	2,489
KRW	543,744	USD	541,546	1/23/2025	HUB	2,198	-	2,198
KRW	543,744	USD	544,477	1/23/2025	HUB	-	(733)	(733)
USD	557,957	KRW	543,744	1/23/2025	HUB	14,213	-	14,213
USD	564,868	KRW	543,744	1/23/2025	HUB	21,124	-	21,124
USD	570,047	KRW	543,744	1/23/2025	HUB	26,303	-	26,303
USD	570,105	KRW	543,744	1/23/2025	HUB	26,361	-	26,361

See accompanying notes

American Beacon AHL Managed Futures Strategy FundSM

Consolidated Schedule of Investments

December 31, 2024

Currency Purchased*		Currency Sold*		Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
USD	570,349	KRW	543,744	1/23/2025	HUB	$26,605	$-	$26,605
USD	570,960	KRW	543,744	1/23/2025	HUB	27,216	-	27,216
USD	571,486	KRW	543,744	1/23/2025	HUB	27,742	-	27,742
USD	573,070	KRW	543,744	1/23/2025	HUB	29,326	-	29,326
USD	573,629	KRW	543,744	1/23/2025	HUB	29,885	-	29,885
USD	574,231	KRW	543,744	1/23/2025	HUB	30,487	-	30,487
KRW	611,712	USD	606,477	1/23/2025	HUB	5,235	-	5,235
KRW	611,712	USD	610,490	1/23/2025	HUB	1,222	-	1,222
KRW	611,712	USD	612,499	1/23/2025	HUB	-	(787)	(787)
USD	627,317	KRW	611,712	1/23/2025	HUB	15,605	-	15,605
USD	627,572	KRW	611,712	1/23/2025	HUB	15,860	-	15,860
USD	629,516	KRW	611,712	1/23/2025	HUB	17,804	-	17,804
USD	641,423	KRW	611,712	1/23/2025	HUB	29,711	-	29,711
USD	643,146	KRW	611,712	1/23/2025	HUB	31,434	-	31,434
USD	644,329	KRW	611,712	1/23/2025	HUB	32,617	-	32,617
USD	645,715	KRW	611,712	1/23/2025	HUB	34,003	-	34,003
KRW	679,680	USD	673,759	1/23/2025	HUB	5,921	-	5,921
KRW	679,680	USD	675,785	1/23/2025	HUB	3,895	-	3,895
KRW	679,680	USD	676,293	1/23/2025	HUB	3,387	-	3,387
KRW	679,680	USD	677,328	1/23/2025	HUB	2,352	-	2,352
USD	713,804	KRW	679,680	1/23/2025	HUB	34,124	-	34,124
USD	715,787	KRW	679,680	1/23/2025	HUB	36,107	-	36,107
USD	716,441	KRW	679,680	1/23/2025	HUB	36,761	-	36,761
KRW	747,648	USD	743,022	1/23/2025	HUB	4,626	-	4,626
USD	767,202	KRW	747,648	1/23/2025	HUB	19,554	-	19,554
USD	772,884	KRW	747,648	1/23/2025	HUB	25,236	-	25,236
USD	777,012	KRW	747,648	1/23/2025	HUB	29,364	-	29,364
USD	783,253	KRW	747,648	1/23/2025	HUB	35,605	-	35,605
USD	783,883	KRW	747,648	1/23/2025	HUB	36,235	-	36,235
USD	838,873	KRW	815,616	1/23/2025	HUB	23,257	-	23,257
USD	859,531	KRW	815,616	1/23/2025	HUB	43,915	-	43,915
KRW	1,155,455	USD	1,158,254	1/23/2025	HUB	-	(2,799)	(2,799)
KRW	1,155,455	USD	1,158,758	1/23/2025	HUB	-	(3,303)	(3,303)
USD	1,414,882	KRW	1,359,359	1/23/2025	HUB	55,523	-	55,523
USD	2,520,602	KRW	2,446,847	1/23/2025	HUB	73,755	-	73,755
USD	4,013,219	KRW	3,806,206	1/23/2025	HUB	207,013	-	207,013
PLN	24,192	USD	24,607	1/27/2025	HUB	-	(415)	(415)
USD	122,920	PLN	120,960	1/27/2025	HUB	1,960	-	1,960
USD	251,163	PLN	241,921	1/27/2025	HUB	9,242	-	9,242
USD	273,689	PLN	266,113	1/27/2025	HUB	7,576	-	7,576
PLN	362,881	USD	365,508	1/27/2025	HUB	-	(2,627)	(2,627)
PLN	362,881	USD	368,213	1/27/2025	HUB	-	(5,332)	(5,332)
EUR	414,735	USD	421,322	1/27/2025	HUB	-	(6,587)	(6,587)
PLN	459,649	USD	462,183	1/27/2025	HUB	-	(2,534)	(2,534)
USD	583,937	PLN	556,418	1/27/2025	HUB	27,519	-	27,519
USD	819,260	PLN	798,338	1/27/2025	HUB	20,922	-	20,922
USD	826,397	EUR	821,175	1/27/2025	HUB	5,222	-	5,222
PLN	846,723	USD	854,939	1/27/2025	HUB	-	(8,216)	(8,216)
PLN	846,723	USD	887,250	1/27/2025	HUB	-	(40,527)	(40,527)
USD	924,276	PLN	919,299	1/27/2025	HUB	4,977	-	4,977
USD	965,572	PLN	943,491	1/27/2025	HUB	22,081	-	22,081
USD	973,165	PLN	967,683	1/27/2025	HUB	5,482	-	5,482
PLN	1,064,451	USD	1,119,617	1/27/2025	HUB	-	(55,166)	(55,166)
USD	1,296,681	PLN	1,282,180	1/27/2025	HUB	14,501	-	14,501
USD	1,546,737	PLN	1,478,037	1/27/2025	HUB	68,700	-	68,700
USD	1,548,666	PLN	1,548,293	1/27/2025	HUB	373	-	373
USD	1,733,896	PLN	1,693,445	1/27/2025	HUB	40,451	-	40,451
USD	1,773,239	PLN	1,693,445	1/27/2025	HUB	79,794	-	79,794
USD	1,800,384	PLN	1,741,829	1/27/2025	HUB	58,555	-	58,555

See accompanying notes

American Beacon AHL Managed Futures Strategy FundSM

Consolidated Schedule of Investments

December 31, 2024

Currency Purchased*		Currency Sold*		Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
USD	1,876,019	EUR	1,866,306	1/27/2025	HUB	$9,713	$-	$9,713
PLN	1,886,982	USD	1,919,037	1/27/2025	HUB	-	(32,055)	(32,055)
PLN	1,886,982	USD	1,969,222	1/27/2025	HUB	-	(82,240)	(82,240)
USD	2,105,276	EUR	2,073,673	1/27/2025	HUB	31,603		31,603
PLN	2,249,863	USD	2,274,123	1/27/2025	HUB	-	(24,260)	(24,260)
USD	2,412,379	PLN	2,346,631	1/27/2025	HUB	65,748	-	65,748
USD	2,562,105	PLN	2,540,168	1/27/2025	HUB	21,937	-	21,937
USD	2,722,913	PLN	2,733,704	1/27/2025	HUB	-	(10,791)	(10,791)
USD	2,760,736	PLN	2,685,320	1/27/2025	HUB	75,416	-	75,416
USD	3,018,981	PLN	2,878,857	1/27/2025	HUB	140,124	-	140,124
PLN	3,048,201	USD	3,169,146	1/27/2025	HUB	-	(120,945)	(120,945)
USD	3,102,692	PLN	2,989,065	1/27/2025	HUB	113,627	-	113,627
USD	3,877,566	PLN	3,736,331	1/27/2025	HUB	141,235	-	141,235
PLN	4,040,076	USD	4,131,942	1/27/2025	HUB	-	(91,866)	(91,866)
USD	4,124,564	PLN	4,004,867	1/27/2025	HUB	119,697	-	119,697
USD	4,194,226	PLN	4,185,229	1/27/2025	HUB	8,997	-	8,997
USD	4,314,061	EUR	4,251,030	1/27/2025	HUB	63,031	-	63,031
USD	4,385,749	PLN	4,402,957	1/27/2025	HUB	-	(17,208)	(17,208)
PLN	4,617,089	USD	4,968,773	1/27/2025	HUB	-	(351,684)	(351,684)
USD	4,927,507	PLN	4,886,799	1/27/2025	HUB	40,708	-	40,708
PLN	5,370,640	USD	5,415,041	1/27/2025	HUB	-	(44,401)	(44,401)
USD	5,531,631	PLN	5,284,202	1/27/2025	HUB	247,429	-	247,429
USD	5,685,864	PLN	5,636,753	1/27/2025	HUB	49,111	-	49,111
USD	5,771,161	PLN	5,636,753	1/27/2025	HUB	134,408	-	134,408
USD	6,138,463	PLN	5,962,268	1/27/2025	HUB	176,195	-	176,195
USD	6,143,046	EUR	6,117,337	1/27/2025	HUB	25,709	-	25,709
USD	6,150,840	PLN	6,120,594	1/27/2025	HUB	30,246	-	30,246
PLN	6,483,476	USD	6,618,255	1/27/2025	HUB	-	(134,779)	(134,779)
USD	6,560,915	EUR	6,532,071	1/27/2025	HUB	28,844	-	28,844
USD	7,230,129	EUR	7,154,173	1/27/2025	HUB	75,956	-	75,956
USD	7,478,235	PLN	7,088,277	1/27/2025	HUB	389,958	-	389,958
EUR	7,672,592	USD	7,689,515	1/27/2025	HUB	-	(16,923)	(16,923)
USD	8,453,549	PLN	8,410,145	1/27/2025	HUB	43,404	-	43,404
PLN	8,588,186	USD	8,773,185	1/27/2025	HUB	-	(184,999)	(184,999)
USD	8,924,524	PLN	8,736,679	1/27/2025	HUB	187,845	-	187,845
USD	9,504,554	EUR	9,443,509	1/27/2025	HUB	61,045	-	61,045
USD	10,215,904	EUR	10,057,316	1/27/2025	HUB	158,588	-	158,588
USD	10,538,900	EUR	10,368,367	1/27/2025	HUB	170,533	-	170,533
PLN	10,857,374	USD	11,686,188	1/27/2025	HUB	-	(828,814)	(828,814)
USD	11,576,549	PLN	11,524,123	1/27/2025	HUB	52,426	-	52,426
USD	12,207,734	PLN	11,947,544	1/27/2025	HUB	260,190	-	260,190
USD	16,333,840	EUR	16,088,845	1/27/2025	HUB	244,995	-	244,995
USD	16,334,368	EUR	16,088,846	1/27/2025	HUB	245,522	-	245,522
USD	16,776,238	PLN	16,029,014	1/27/2025	HUB	747,224	-	747,224
EUR	17,211,489	USD	17,275,592	1/27/2025	HUB	-	(64,103)	(64,103)
USD	17,590,820	PLN	16,811,170	1/27/2025	HUB	779,650	-	779,650
EUR	18,974,112	USD	19,112,187	1/27/2025	HUB	-	(138,075)	(138,075)
PLN	19,000,405	USD	20,429,785	1/27/2025	HUB	-	(1,429,380)	(1,429,380)
USD	19,622,557	EUR	19,306,614	1/27/2025	HUB	315,943	-	315,943
PLN	21,486,298	USD	23,119,511	1/27/2025	HUB	-	(1,633,213)	(1,633,213)
PLN	24,429,092	USD	26,292,753	1/27/2025	HUB	-	(1,863,661)	(1,863,661)
USD	26,347,950	EUR	25,920,917	1/27/2025	HUB	427,033	-	427,033
USD	28,550,770	EUR	28,063,714	1/27/2025	HUB	487,056	-	487,056
USD	35,271,253	EUR	34,692,556	1/27/2025	HUB	578,697	-	578,697
USD	41,424,400	EUR	40,720,033	1/27/2025	HUB	704,367	-	704,367
USD	42,516,372	EUR	41,830,998	1/27/2025	HUB	685,374	-	685,374
JPY	637,359	USD	637,682	1/31/2025	HUB	-	(323)	(323)
USD	717,731	JPY	701,094	1/31/2025	HUB	16,637	-	16,637
USD	810,574	JPY	782,044	1/31/2025	HUB	28,530	-	28,530

See accompanying notes

American Beacon AHL Managed Futures Strategy FundSM

Consolidated Schedule of Investments

December 31, 2024

Currency Purchased*		Currency Sold*		Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
USD	1,181,644	JPY	1,185,229	1/31/2025	HUB	$-	$(3,585)	$(3,585)
USD	1,687,281	JPY	1,646,509	1/31/2025	HUB	40,772	-	40,772
USD	2,114,888	JPY	2,039,547	1/31/2025	HUB	75,341	-	75,341
USD	2,162,087	JPY	2,075,098	1/31/2025	HUB	86,989	-	86,989
USD	3,276,383	JPY	3,285,445	1/31/2025	HUB	-	(9,062)	(9,062)
USD	3,291,413	JPY	3,160,236	1/31/2025	HUB	131,177	-	131,177
USD	3,741,855	JPY	3,613,989	1/31/2025	HUB	127,866	-	127,866
JPY	4,180,759	USD	4,200,158	1/31/2025	HUB	-	(19,399)	(19,399)
USD	4,269,809	JPY	4,142,830	1/31/2025	HUB	126,979	-	126,979
USD	4,326,842	JPY	4,142,830	1/31/2025	HUB	184,012	-	184,012
USD	4,651,181	JPY	4,461,509	1/31/2025	HUB	189,672	-	189,672
USD	5,036,765	JPY	4,910,021	1/31/2025	HUB	126,744	-	126,744
USD	5,126,912	JPY	5,084,853	1/31/2025	HUB	42,059	-	42,059
USD	5,986,341	JPY	5,685,971	1/31/2025	HUB	300,370	-	300,370
USD	6,451,950	JPY	6,309,849	1/31/2025	HUB	142,101	-	142,101
JPY	6,501,057	USD	6,852,467	1/31/2025	HUB	-	(351,410)	(351,410)
USD	7,070,177	JPY	7,024,959	1/31/2025	HUB	45,218	-	45,218
USD	7,788,077	JPY	7,457,094	1/31/2025	HUB	330,983	-	330,983
USD	8,311,663	JPY	7,839,510	1/31/2025	HUB	472,153	-	472,153
USD	8,330,612	JPY	8,107,359	1/31/2025	HUB	223,253	-	223,253
USD	8,369,644	JPY	7,873,798	1/31/2025	HUB	495,846	-	495,846
USD	8,383,450	JPY	7,954,133	1/31/2025	HUB	429,317	-	429,317
USD	8,435,271	JPY	8,232,547	1/31/2025	HUB	202,724	-	202,724
JPY	8,653,820	USD	8,685,959	1/31/2025	HUB	-	(32,139)	(32,139)
USD	9,092,942	JPY	8,731,811	1/31/2025	HUB	361,131	-	361,131
JPY	9,114,227	USD	9,602,064	1/31/2025	HUB	-	(487,837)	(487,837)
JPY	9,624,113	USD	10,118,965	1/31/2025	HUB	-	(494,852)	(494,852)
USD	10,586,138	JPY	9,956,783	1/31/2025	HUB	629,355	-	629,355
USD	11,213,872	JPY	11,246,329	1/31/2025	HUB	-	(32,457)	(32,457)
USD	11,968,348	JPY	11,661,300	1/31/2025	HUB	307,048	-	307,048
USD	12,011,257	JPY	11,582,711	1/31/2025	HUB	428,546	-	428,546
USD	12,160,372	JPY	11,791,132	1/31/2025	HUB	369,240	-	369,240
USD	12,340,519	JPY	11,950,454	1/31/2025	HUB	390,065	-	390,065
USD	12,511,269	JPY	12,008,896	1/31/2025	HUB	502,373	-	502,373
USD	12,564,619	JPY	11,931,199	1/31/2025	HUB	633,420	-	633,420
USD	12,703,710	JPY	11,948,140	1/31/2025	HUB	755,570	-	755,570
USD	13,734,826	JPY	13,037,545	1/31/2025	HUB	697,281	-	697,281
USD	14,454,680	JPY	13,703,208	1/31/2025	HUB	751,472	-	751,472
USD	14,547,491	JPY	13,719,142	1/31/2025	HUB	828,349	-	828,349
USD	14,674,787	JPY	13,919,733	1/31/2025	HUB	755,054	-	755,054
USD	15,528,908	JPY	15,577,299	1/31/2025	HUB	-	(48,391)	(48,391)
USD	16,123,904	JPY	15,487,811	1/31/2025	HUB	636,093	-	636,093
USD	16,292,724	JPY	15,328,571	1/31/2025	HUB	964,153	-	964,153
USD	16,597,664	JPY	16,077,412	1/31/2025	HUB	520,252	-	520,252
USD	16,932,911	JPY	15,930,853	1/31/2025	HUB	1,002,058	-	1,002,058
USD	17,702,852	JPY	16,981,921	1/31/2025	HUB	720,931	-	720,931
JPY	18,167,078	USD	18,271,818	1/31/2025	HUB	-	(104,740)	(104,740)
USD	18,240,008	JPY	17,319,287	1/31/2025	HUB	920,721	-	920,721
USD	18,506,836	JPY	17,925,681	1/31/2025	HUB	581,155	-	581,155
USD	18,676,388	JPY	18,164,717	1/31/2025	HUB	511,671	-	511,671
USD	18,707,783	JPY	17,638,896	1/31/2025	HUB	1,068,887	-	1,068,887
USD	18,822,847	JPY	17,716,047	1/31/2025	HUB	1,106,800	-	1,106,800
USD	19,039,544	JPY	18,102,809	1/31/2025	HUB	936,735	-	936,735
USD	19,144,983	JPY	18,187,893	1/31/2025	HUB	957,090	-	957,090
JPY	20,437,962	USD	20,544,864	1/31/2025	HUB	-	(106,902)	(106,902)
USD	21,169,833	JPY	19,913,567	1/31/2025	HUB	1,256,266	-	1,256,266
JPY	22,708,847	USD	22,837,105	1/31/2025	HUB	-	(128,258)	(128,258)
USD	24,319,151	JPY	23,109,994	1/31/2025	HUB	1,209,157	-	1,209,157
USD	25,132,372	JPY	23,862,399	1/31/2025	HUB	1,269,973	-	1,269,973

See accompanying notes

American Beacon AHL Managed Futures Strategy FundSM

Consolidated Schedule of Investments

December 31, 2024

Currency Purchased*		Currency Sold*		Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
USD	25,408,525	JPY	23,896,280	1/31/2025	HUB	$1,512,245	$-	$1,512,245
JPY	26,794,864	USD	26,939,081	1/31/2025	HUB	-	(144,217)	(144,217)
JPY	30,225,049	USD	30,325,494	1/31/2025	HUB	-	(100,445)	(100,445)
USD	33,454,335	JPY	32,556,113	1/31/2025	HUB	898,222	-	898,222
USD	34,006,203	JPY	32,842,917	1/31/2025	HUB	1,163,286	-	1,163,286
USD	38,072,837	JPY	36,205,618	1/31/2025	HUB	1,867,219	-	1,867,219
USD	45,707,835	JPY	43,446,742	1/31/2025	HUB	2,261,093	-	2,261,093
USD	16,407	BRL	16,091	2/4/2025	HUB	316	-	316
USD	16,409	BRL	16,091	2/4/2025	HUB	318	-	318
USD	16,418	BRL	16,091	2/4/2025	HUB	327	-	327
USD	16,420	BRL	16,091	2/4/2025	HUB	329	-	329
USD	16,434	BRL	16,091	2/4/2025	HUB	343	-	343
USD	16,437	BRL	16,091	2/4/2025	HUB	346	-	346
USD	16,445	BRL	16,091	2/4/2025	HUB	354	-	354
USD	16,453	BRL	16,091	2/4/2025	HUB	362	-	362
USD	16,457	BRL	16,091	2/4/2025	HUB	366	-	366
BRL	32,181	USD	32,223	2/4/2025	HUB	-	(42)	(42)
USD	32,735	BRL	32,181	2/4/2025	HUB	554	-	554
USD	32,737	BRL	32,181	2/4/2025	HUB	556	-	556
USD	32,745	BRL	32,181	2/4/2025	HUB	564	-	564
USD	32,772	BRL	32,181	2/4/2025	HUB	591	-	591
USD	32,776	BRL	32,181	2/4/2025	HUB	595	-	595
USD	32,787	BRL	32,181	2/4/2025	HUB	606	-	606
USD	32,802	BRL	32,181	2/4/2025	HUB	621	-	621
USD	32,806	BRL	32,181	2/4/2025	HUB	625	-	625
USD	32,812	BRL	32,181	2/4/2025	HUB	631	-	631
USD	32,820	BRL	32,181	2/4/2025	HUB	639	-	639
USD	32,826	BRL	32,181	2/4/2025	HUB	645	-	645
USD	32,828	BRL	32,181	2/4/2025	HUB	647	-	647
USD	16,414	BRL	16,091	2/4/2025	HUB	323	-	323
USD	16,414	BRL	16,091	2/4/2025	HUB	323	-	323
USD	32,832	BRL	32,181	2/4/2025	HUB	651	-	651
USD	32,833	BRL	32,181	2/4/2025	HUB	652	-	652
USD	32,836	BRL	32,181	2/4/2025	HUB	655	-	655
USD	32,837	BRL	32,181	2/4/2025	HUB	656	-	656
USD	16,419	BRL	16,091	2/4/2025	HUB	328	-	328
USD	16,419	BRL	16,091	2/4/2025	HUB	328	-	328
USD	32,839	BRL	32,181	2/4/2025	HUB	658	-	658
USD	32,842	BRL	32,181	2/4/2025	HUB	661	-	661
USD	32,844	BRL	32,181	2/4/2025	HUB	663	-	663
USD	32,847	BRL	32,181	2/4/2025	HUB	666	-	666
USD	32,849	BRL	32,181	2/4/2025	HUB	668	-	668
USD	32,850	BRL	32,181	2/4/2025	HUB	669	-	669
USD	32,855	BRL	32,181	2/4/2025	HUB	674	-	674
USD	32,857	BRL	32,181	2/4/2025	HUB	676	-	676
USD	32,859	BRL	32,181	2/4/2025	HUB	678	-	678
USD	32,861	BRL	32,181	2/4/2025	HUB	680	-	680
USD	16,431	BRL	16,091	2/4/2025	HUB	340	-	340
USD	16,431	BRL	16,091	2/4/2025	HUB	340	-	340
USD	32,863	BRL	32,181	2/4/2025	HUB	682	-	682
USD	32,865	BRL	32,181	2/4/2025	HUB	684	-	684
USD	32,868	BRL	32,181	2/4/2025	HUB	687	-	687
USD	32,869	BRL	32,181	2/4/2025	HUB	688	-	688
USD	32,875	BRL	32,181	2/4/2025	HUB	694	-	694
USD	16,440	BRL	16,091	2/4/2025	HUB	349	-	349
USD	16,440	BRL	16,091	2/4/2025	HUB	349	-	349
USD	32,882	BRL	32,181	2/4/2025	HUB	701	-	701
USD	32,896	BRL	32,181	2/4/2025	HUB	715	-	715
USD	16,449	BRL	16,091	2/4/2025	HUB	358	-	358

See accompanying notes

American Beacon AHL Managed Futures Strategy FundSM

Consolidated Schedule of Investments

December 31, 2024

Currency Purchased*		Currency Sold*		Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
USD	16,449	BRL	16,091	2/4/2025	HUB	$358	$-	$358
USD	32,899	BRL	32,181	2/4/2025	HUB	718	-	718
USD	32,906	BRL	32,181	2/4/2025	HUB	725	-	725
USD	32,913	BRL	32,181	2/4/2025	HUB	732	-	732
USD	32,916	BRL	32,181	2/4/2025	HUB	735	-	735
USD	32,927	BRL	32,181	2/4/2025	HUB	746	-	746
USD	16,467	BRL	16,091	2/4/2025	HUB	376	-	376
USD	16,467	BRL	16,091	2/4/2025	HUB	376	-	376
USD	32,939	BRL	32,181	2/4/2025	HUB	758	-	758
AUD	41,031	USD	41,404	2/4/2025	HUB	-	(373)	(373)
BRL	48,272	USD	48,811	2/4/2025	HUB	-	(539)	(539)
BRL	48,272	USD	48,887	2/4/2025	HUB	-	(615)	(615)
BRL	48,272	USD	48,949	2/4/2025	HUB	-	(677)	(677)
USD	49,090	BRL	48,272	2/4/2025	HUB	818	-	818
USD	49,114	BRL	48,272	2/4/2025	HUB	842	-	842
USD	49,118	BRL	48,272	2/4/2025	HUB	846	-	846
USD	49,147	BRL	48,272	2/4/2025	HUB	875	-	875
USD	49,154	BRL	48,272	2/4/2025	HUB	882	-	882
USD	49,158	BRL	48,272	2/4/2025	HUB	886	-	886
USD	49,192	BRL	48,272	2/4/2025	HUB	920	-	920
USD	49,206	BRL	48,272	2/4/2025	HUB	934	-	934
USD	49,209	BRL	48,272	2/4/2025	HUB	937	-	937
USD	49,215	BRL	48,272	2/4/2025	HUB	943	-	943
USD	49,220	BRL	48,272	2/4/2025	HUB	948	-	948
USD	49,221	BRL	48,272	2/4/2025	HUB	949	-	949
USD	49,222	BRL	48,272	2/4/2025	HUB	950	-	950
USD	49,225	BRL	48,272	2/4/2025	HUB	953	-	953
USD	49,233	BRL	48,272	2/4/2025	HUB	961	-	961
USD	49,234	BRL	48,272	2/4/2025	HUB	962	-	962
USD	49,238	BRL	48,272	2/4/2025	HUB	966	-	966
USD	49,255	BRL	48,272	2/4/2025	HUB	983	-	983
USD	16,422	BRL	16,091	2/4/2025	HUB	331	-	331
USD	16,422	BRL	16,091	2/4/2025	HUB	331	-	331
USD	16,422	BRL	16,091	2/4/2025	HUB	331	-	331
USD	49,274	BRL	48,272	2/4/2025	HUB	1,002	-	1,002
USD	49,280	BRL	48,272	2/4/2025	HUB	1,008	-	1,008
USD	49,284	BRL	48,272	2/4/2025	HUB	1,012	-	1,012
USD	16,430	BRL	16,091	2/4/2025	HUB	339	-	339
USD	16,430	BRL	16,091	2/4/2025	HUB	339	-	339
USD	16,430	BRL	16,091	2/4/2025	HUB	339	-	339
USD	49,309	BRL	48,272	2/4/2025	HUB	1,037	-	1,037
USD	49,310	BRL	48,272	2/4/2025	HUB	1,038	-	1,038
USD	16,438	BRL	16,091	2/4/2025	HUB	347	-	347
USD	16,438	BRL	16,091	2/4/2025	HUB	347	-	347
USD	16,438	BRL	16,091	2/4/2025	HUB	347	-	347
USD	49,320	BRL	48,272	2/4/2025	HUB	1,048	-	1,048
USD	49,327	BRL	48,272	2/4/2025	HUB	1,055	-	1,055
USD	49,345	BRL	48,272	2/4/2025	HUB	1,073	-	1,073
USD	49,346	BRL	48,272	2/4/2025	HUB	1,074	-	1,074
USD	49,351	BRL	48,272	2/4/2025	HUB	1,079	-	1,079
USD	16,455	BRL	16,091	2/4/2025	HUB	364	-	364
USD	16,455	BRL	16,091	2/4/2025	HUB	364	-	364
USD	16,455	BRL	16,091	2/4/2025	HUB	364	-	364
USD	49,368	BRL	48,272	2/4/2025	HUB	1,096	-	1,096
USD	16,456	BRL	16,091	2/4/2025	HUB	365	-	365
USD	16,456	BRL	16,091	2/4/2025	HUB	365	-	365
USD	16,456	BRL	16,091	2/4/2025	HUB	365	-	365
USD	49,499	BRL	48,272	2/4/2025	HUB	1,227	-	1,227
USD	49,532	BRL	48,272	2/4/2025	HUB	1,260	-	1,260

See accompanying notes

American Beacon AHL Managed Futures Strategy FundSM

Consolidated Schedule of Investments

December 31, 2024

Currency Purchased*		Currency Sold*		Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
USD	63,780	BRL	64,362	2/4/2025	HUB	$-	$(582)	$(582)
BRL	64,362	USD	65,165	2/4/2025	HUB	-	(803)	(803)
BRL	64,362	USD	65,178	2/4/2025	HUB	-	(816)	(816)
BRL	64,362	USD	65,194	2/4/2025	HUB	-	(832)	(832)
BRL	64,362	USD	65,228	2/4/2025	HUB	-	(866)	(866)
BRL	64,362	USD	65,241	2/4/2025	HUB	-	(879)	(879)
BRL	64,362	USD	65,271	2/4/2025	HUB	-	(909)	(909)
BRL	64,362	USD	65,333	2/4/2025	HUB	-	(971)	(971)
USD	65,471	BRL	64,362	2/4/2025	HUB	1,109	-	1,109
USD	65,487	BRL	64,362	2/4/2025	HUB	1,125	-	1,125
USD	65,522	BRL	64,362	2/4/2025	HUB	1,160	-	1,160
USD	65,523	BRL	64,362	2/4/2025	HUB	1,161	-	1,161
USD	65,539	BRL	64,362	2/4/2025	HUB	1,177	-	1,177
USD	65,552	BRL	64,362	2/4/2025	HUB	1,190	-	1,190
USD	65,561	BRL	64,362	2/4/2025	HUB	1,199	-	1,199
USD	65,629	BRL	64,362	2/4/2025	HUB	1,267	-	1,267
USD	65,655	BRL	64,362	2/4/2025	HUB	1,293	-	1,293
USD	65,661	BRL	64,362	2/4/2025	HUB	1,299	-	1,299
USD	65,674	BRL	64,362	2/4/2025	HUB	1,312	-	1,312
USD	65,677	BRL	64,362	2/4/2025	HUB	1,315	-	1,315
USD	65,684	BRL	64,362	2/4/2025	HUB	1,322	-	1,322
USD	65,701	BRL	64,362	2/4/2025	HUB	1,339	-	1,339
USD	65,707	BRL	64,362	2/4/2025	HUB	1,345	-	1,345
USD	32,858	BRL	32,181	2/4/2025	HUB	677	-	677
USD	32,858	BRL	32,181	2/4/2025	HUB	677	-	677
USD	32,864	BRL	32,181	2/4/2025	HUB	683	-	683
USD	32,864	BRL	32,181	2/4/2025	HUB	683	-	683
USD	65,742	BRL	64,362	2/4/2025	HUB	1,380	-	1,380
USD	65,766	BRL	64,362	2/4/2025	HUB	1,404	-	1,404
USD	32,884	BRL	32,181	2/4/2025	HUB	703	-	703
USD	32,884	BRL	32,181	2/4/2025	HUB	703	-	703
USD	65,815	BRL	64,362	2/4/2025	HUB	1,453	-	1,453
USD	65,818	BRL	64,362	2/4/2025	HUB	1,456	-	1,456
USD	65,820	BRL	64,362	2/4/2025	HUB	1,458	-	1,458
USD	32,912	BRL	32,181	2/4/2025	HUB	731	-	731
USD	32,912	BRL	32,181	2/4/2025	HUB	731	-	731
USD	65,910	BRL	64,362	2/4/2025	HUB	1,548	-	1,548
BRL	80,453	USD	80,210	2/4/2025	HUB	243	-	243
BRL	80,453	USD	81,360	2/4/2025	HUB	-	(907)	(907)
BRL	80,453	USD	81,365	2/4/2025	HUB	-	(912)	(912)
BRL	80,453	USD	81,394	2/4/2025	HUB	-	(941)	(941)
BRL	80,453	USD	81,432	2/4/2025	HUB	-	(979)	(979)
BRL	80,453	USD	81,441	2/4/2025	HUB	-	(988)	(988)
BRL	80,453	USD	81,547	2/4/2025	HUB	-	(1,094)	(1,094)
BRL	80,453	USD	81,677	2/4/2025	HUB	-	(1,224)	(1,224)
USD	81,776	BRL	80,453	2/4/2025	HUB	1,323	-	1,323
USD	81,856	BRL	80,453	2/4/2025	HUB	1,403	-	1,403
USD	81,857	BRL	80,453	2/4/2025	HUB	1,404	-	1,404
USD	81,893	BRL	80,453	2/4/2025	HUB	1,440	-	1,440
USD	82,020	BRL	80,453	2/4/2025	HUB	1,567	-	1,567
USD	82,022	BRL	80,453	2/4/2025	HUB	1,569	-	1,569
USD	82,053	BRL	80,453	2/4/2025	HUB	1,600	-	1,600
USD	82,063	BRL	80,453	2/4/2025	HUB	1,610	-	1,610
USD	82,075	BRL	80,453	2/4/2025	HUB	1,622	-	1,622
USD	82,098	BRL	80,453	2/4/2025	HUB	1,645	-	1,645
USD	82,103	BRL	80,453	2/4/2025	HUB	1,650	-	1,650
USD	82,107	BRL	80,453	2/4/2025	HUB	1,654	-	1,654
USD	82,123	BRL	80,453	2/4/2025	HUB	1,670	-	1,670
USD	82,177	BRL	80,453	2/4/2025	HUB	1,724	-	1,724

See accompanying notes

American Beacon AHL Managed Futures Strategy FundSM

Consolidated Schedule of Investments

December 31, 2024

Currency Purchased*		Currency Sold*		Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
USD	82,198	BRL	80,453	2/4/2025	HUB	$1,745	$-	$1,745
USD	82,218	BRL	80,453	2/4/2025	HUB	1,765	-	1,765
USD	82,274	BRL	80,453	2/4/2025	HUB	1,821	-	1,821
USD	96,142	BRL	96,543	2/4/2025	HUB	-	(401)	(401)
USD	96,280	BRL	96,543	2/4/2025	HUB	-	(263)	(263)
BRL	96,543	USD	96,308	2/4/2025	HUB	235	-	235
BRL	96,543	USD	96,711	2/4/2025	HUB	-	(168)	(168)
BRL	96,543	USD	97,632	2/4/2025	HUB	-	(1,089)	(1,089)
BRL	96,543	USD	97,846	2/4/2025	HUB	-	(1,303)	(1,303)
BRL	96,543	USD	97,921	2/4/2025	HUB	-	(1,378)	(1,378)
BRL	96,543	USD	97,945	2/4/2025	HUB	-	(1,402)	(1,402)
USD	98,148	BRL	96,543	2/4/2025	HUB	1,605	-	1,605
USD	98,169	BRL	96,543	2/4/2025	HUB	1,626	-	1,626
USD	98,206	BRL	96,543	2/4/2025	HUB	1,663	-	1,663
USD	98,219	BRL	96,543	2/4/2025	HUB	1,676	-	1,676
USD	98,243	BRL	96,543	2/4/2025	HUB	1,700	-	1,700
USD	98,253	BRL	96,543	2/4/2025	HUB	1,710	-	1,710
USD	49,175	BRL	48,272	2/4/2025	HUB	903	-	903
USD	49,175	BRL	48,272	2/4/2025	HUB	903	-	903
USD	98,440	BRL	96,543	2/4/2025	HUB	1,897	-	1,897
USD	98,456	BRL	96,543	2/4/2025	HUB	1,913	-	1,913
USD	49,230	BRL	48,272	2/4/2025	HUB	958	-	958
USD	49,230	BRL	48,272	2/4/2025	HUB	958	-	958
USD	98,467	BRL	96,543	2/4/2025	HUB	1,924	-	1,924
USD	49,242	BRL	48,272	2/4/2025	HUB	970	-	970
USD	49,242	BRL	48,272	2/4/2025	HUB	970	-	970
USD	98,500	BRL	96,543	2/4/2025	HUB	1,957	-	1,957
USD	98,530	BRL	96,543	2/4/2025	HUB	1,987	-	1,987
USD	98,580	BRL	96,543	2/4/2025	HUB	2,037	-	2,037
USD	98,601	BRL	96,543	2/4/2025	HUB	2,058	-	2,058
USD	98,645	BRL	96,543	2/4/2025	HUB	2,102	-	2,102
USD	98,686	BRL	96,543	2/4/2025	HUB	2,143	-	2,143
USD	111,840	BRL	112,634	2/4/2025	HUB	-	(794)	(794)
BRL	112,634	USD	112,411	2/4/2025	HUB	223	-	223
BRL	112,634	USD	112,856	2/4/2025	HUB	-	(222)	(222)
BRL	112,634	USD	114,005	2/4/2025	HUB	-	(1,371)	(1,371)
BRL	112,634	USD	114,107	2/4/2025	HUB	-	(1,473)	(1,473)
BRL	112,634	USD	114,114	2/4/2025	HUB	-	(1,480)	(1,480)
BRL	112,634	USD	114,131	2/4/2025	HUB	-	(1,497)	(1,497)
BRL	112,634	USD	114,299	2/4/2025	HUB	-	(1,665)	(1,665)
BRL	112,634	USD	114,342	2/4/2025	HUB	-	(1,708)	(1,708)
USD	115,043	BRL	112,634	2/4/2025	HUB	2,409	-	2,409
USD	115,215	BRL	112,634	2/4/2025	HUB	2,581	-	2,581
USD	115,379	BRL	112,634	2/4/2025	HUB	2,745	-	2,745
USD	127,574	BRL	128,724	2/4/2025	HUB	-	(1,150)	(1,150)
USD	127,581	BRL	128,724	2/4/2025	HUB	-	(1,143)	(1,143)
USD	127,585	BRL	128,724	2/4/2025	HUB	-	(1,139)	(1,139)
BRL	128,724	USD	128,471	2/4/2025	HUB	253	-	253
BRL	128,724	USD	128,473	2/4/2025	HUB	251	-	251
BRL	128,724	USD	128,640	2/4/2025	HUB	84	-	84
BRL	128,724	USD	129,072	2/4/2025	HUB	-	(348)	(348)
BRL	128,724	USD	130,861	2/4/2025	HUB	-	(2,137)	(2,137)
USD	130,931	BRL	128,724	2/4/2025	HUB	2,207	-	2,207
USD	130,950	BRL	128,724	2/4/2025	HUB	2,226	-	2,226
USD	130,960	BRL	128,724	2/4/2025	HUB	2,236	-	2,236
USD	130,971	BRL	128,724	2/4/2025	HUB	2,247	-	2,247
USD	131,017	BRL	128,724	2/4/2025	HUB	2,293	-	2,293
USD	131,585	BRL	128,724	2/4/2025	HUB	2,861	-	2,861
USD	131,588	BRL	128,724	2/4/2025	HUB	2,864	-	2,864

See accompanying notes

American Beacon AHL Managed Futures Strategy FundSM

Consolidated Schedule of Investments

December 31, 2024

Currency Purchased*		Currency Sold*		Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
BRL	144,815	USD	144,804	2/4/2025	HUB	$11	$-	$11
BRL	144,815	USD	145,197	2/4/2025	HUB	-	(382)	(382)
BRL	144,815	USD	145,244	2/4/2025	HUB	-	(429)	(429)
BRL	144,815	USD	145,405	2/4/2025	HUB	-	(590)	(590)
BRL	144,815	USD	145,466	2/4/2025	HUB	-	(651)	(651)
BRL	144,815	USD	145,492	2/4/2025	HUB	-	(677)	(677)
BRL	144,815	USD	146,914	2/4/2025	HUB	-	(2,099)	(2,099)
BRL	144,815	USD	146,929	2/4/2025	HUB	-	(2,114)	(2,114)
BRL	144,815	USD	147,149	2/4/2025	HUB	-	(2,334)	(2,334)
BRL	144,815	USD	147,479	2/4/2025	HUB	-	(2,664)	(2,664)
USD	147,270	BRL	144,815	2/4/2025	HUB	2,455	-	2,455
USD	147,300	BRL	144,815	2/4/2025	HUB	2,485	-	2,485
USD	147,324	BRL	144,815	2/4/2025	HUB	2,509	-	2,509
USD	148,312	BRL	144,815	2/4/2025	HUB	3,497	-	3,497
USD	148,552	BRL	144,815	2/4/2025	HUB	3,737	-	3,737
USD	159,664	BRL	160,905	2/4/2025	HUB	-	(1,241)	(1,241)
USD	160,754	BRL	160,905	2/4/2025	HUB	-	(151)	(151)
BRL	160,905	USD	160,615	2/4/2025	HUB	290	-	290
BRL	160,905	USD	160,823	2/4/2025	HUB	82	-	82
BRL	160,905	USD	162,896	2/4/2025	HUB	-	(1,991)	(1,991)
BRL	160,905	USD	163,188	2/4/2025	HUB	-	(2,283)	(2,283)
USD	81,864	BRL	80,453	2/4/2025	HUB	1,411	-	1,411
USD	81,864	BRL	80,453	2/4/2025	HUB	1,411	-	1,411
USD	81,958	BRL	80,453	2/4/2025	HUB	1,505	-	1,505
USD	81,958	BRL	80,453	2/4/2025	HUB	1,505	-	1,505
USD	164,512	BRL	160,905	2/4/2025	HUB	3,607	-	3,607
USD	165,210	BRL	160,905	2/4/2025	HUB	4,305	-	4,305
USD	176,748	BRL	176,996	2/4/2025	HUB	-	(248)	(248)
BRL	176,996	USD	176,639	2/4/2025	HUB	357	-	357
BRL	176,996	USD	176,732	2/4/2025	HUB	264	-	264
BRL	176,996	USD	176,815	2/4/2025	HUB	181	-	181
BRL	176,996	USD	176,897	2/4/2025	HUB	99	-	99
BRL	176,996	USD	177,454	2/4/2025	HUB	-	(458)	(458)
BRL	176,996	USD	177,601	2/4/2025	HUB	-	(605)	(605)
BRL	176,996	USD	177,766	2/4/2025	HUB	-	(770)	(770)
BRL	176,996	USD	177,768	2/4/2025	HUB	-	(772)	(772)
BRL	176,996	USD	177,780	2/4/2025	HUB	-	(784)	(784)
BRL	176,996	USD	177,805	2/4/2025	HUB	-	(809)	(809)
BRL	176,996	USD	177,807	2/4/2025	HUB	-	(811)	(811)
BRL	176,996	USD	177,831	2/4/2025	HUB	-	(835)	(835)
BRL	176,996	USD	178,000	2/4/2025	HUB	-	(1,004)	(1,004)
BRL	176,996	USD	179,448	2/4/2025	HUB	-	(2,452)	(2,452)
BRL	176,996	USD	179,998	2/4/2025	HUB	-	(3,002)	(3,002)
BRL	176,996	USD	180,292	2/4/2025	HUB	-	(3,296)	(3,296)
BRL	176,996	USD	180,389	2/4/2025	HUB	-	(3,393)	(3,393)
USD	180,969	BRL	176,996	2/4/2025	HUB	3,973	-	3,973
AUD	185,690	USD	186,504	2/4/2025	HUB	-	(814)	(814)
BRL	193,086	USD	192,691	2/4/2025	HUB	395	-	395
BRL	193,086	USD	193,923	2/4/2025	HUB	-	(837)	(837)
BRL	193,086	USD	194,107	2/4/2025	HUB	-	(1,021)	(1,021)
BRL	193,086	USD	195,578	2/4/2025	HUB	-	(2,492)	(2,492)
BRL	193,086	USD	196,433	2/4/2025	HUB	-	(3,347)	(3,347)
BRL	193,086	USD	196,727	2/4/2025	HUB	-	(3,641)	(3,641)
USD	208,180	BRL	209,177	2/4/2025	HUB	-	(997)	(997)
BRL	209,177	USD	208,990	2/4/2025	HUB	187	-	187
BRL	209,177	USD	209,003	2/4/2025	HUB	174	-	174
BRL	209,177	USD	210,128	2/4/2025	HUB	-	(951)	(951)
BRL	209,177	USD	210,169	2/4/2025	HUB	-	(992)	(992)
BRL	209,177	USD	211,406	2/4/2025	HUB	-	(2,229)	(2,229)

See accompanying notes

American Beacon AHL Managed Futures Strategy FundSM

Consolidated Schedule of Investments

December 31, 2024

Currency Purchased*		Currency Sold*		Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
BRL	209,177	USD	211,960	2/4/2025	HUB	$-	$(2,783)	$(2,783)
BRL	209,177	USD	212,913	2/4/2025	HUB	-	(3,736)	(3,736)
USD	213,774	BRL	209,177	2/4/2025	HUB	4,597	-	4,597
USD	225,149	BRL	225,267	2/4/2025	HUB	-	(118)	(118)
BRL	225,267	USD	225,432	2/4/2025	HUB	-	(165)	(165)
BRL	225,267	USD	226,210	2/4/2025	HUB	-	(943)	(943)
BRL	225,267	USD	226,261	2/4/2025	HUB	-	(994)	(994)
BRL	225,267	USD	226,415	2/4/2025	HUB	-	(1,148)	(1,148)
BRL	225,267	USD	228,244	2/4/2025	HUB	-	(2,977)	(2,977)
BRL	225,267	USD	228,440	2/4/2025	HUB	-	(3,173)	(3,173)
BRL	241,358	USD	240,646	2/4/2025	HUB	712	-	712
BRL	241,358	USD	242,318	2/4/2025	HUB	-	(960)	(960)
BRL	241,358	USD	242,368	2/4/2025	HUB	-	(1,010)	(1,010)
BRL	241,358	USD	244,186	2/4/2025	HUB	-	(2,828)	(2,828)
BRL	241,358	USD	244,644	2/4/2025	HUB	-	(3,286)	(3,286)
USD	246,950	BRL	241,358	2/4/2025	HUB	5,592	-	5,592
BRL	257,448	USD	258,296	2/4/2025	HUB	-	(848)	(848)
BRL	257,448	USD	258,489	2/4/2025	HUB	-	(1,041)	(1,041)
BRL	257,448	USD	258,644	2/4/2025	HUB	-	(1,196)	(1,196)
BRL	257,448	USD	260,814	2/4/2025	HUB	-	(3,366)	(3,366)
BRL	257,448	USD	261,123	2/4/2025	HUB	-	(3,675)	(3,675)
BRL	257,448	USD	261,635	2/4/2025	HUB	-	(4,187)	(4,187)
USD	261,951	BRL	257,448	2/4/2025	HUB	4,503	-	4,503
BRL	273,539	USD	274,795	2/4/2025	HUB	-	(1,256)	(1,256)
BRL	273,539	USD	274,810	2/4/2025	HUB	-	(1,271)	(1,271)
BRL	273,539	USD	277,659	2/4/2025	HUB	-	(4,120)	(4,120)
BRL	273,539	USD	278,535	2/4/2025	HUB	-	(4,996)	(4,996)
BRL	273,539	USD	278,608	2/4/2025	HUB	-	(5,069)	(5,069)
BRL	273,539	USD	278,661	2/4/2025	HUB	-	(5,122)	(5,122)
BRL	273,539	USD	278,881	2/4/2025	HUB	-	(5,342)	(5,342)
BRL	289,629	USD	290,558	2/4/2025	HUB	-	(929)	(929)
BRL	289,629	USD	290,979	2/4/2025	HUB	-	(1,350)	(1,350)
BRL	289,629	USD	292,512	2/4/2025	HUB	-	(2,883)	(2,883)
BRL	289,629	USD	293,341	2/4/2025	HUB	-	(3,712)	(3,712)
BRL	289,629	USD	293,508	2/4/2025	HUB	-	(3,879)	(3,879)
BRL	289,629	USD	294,036	2/4/2025	HUB	-	(4,407)	(4,407)
BRL	305,720	USD	307,210	2/4/2025	HUB	-	(1,490)	(1,490)
BRL	305,720	USD	309,351	2/4/2025	HUB	-	(3,631)	(3,631)
BRL	305,720	USD	309,510	2/4/2025	HUB	-	(3,790)	(3,790)
BRL	305,720	USD	309,523	2/4/2025	HUB	-	(3,803)	(3,803)
BRL	305,720	USD	310,285	2/4/2025	HUB	-	(4,565)	(4,565)
BRL	305,720	USD	311,058	2/4/2025	HUB	-	(5,338)	(5,338)
BRL	305,720	USD	311,734	2/4/2025	HUB	-	(6,014)	(6,014)
BRL	321,810	USD	323,053	2/4/2025	HUB	-	(1,243)	(1,243)
BRL	321,810	USD	323,332	2/4/2025	HUB	-	(1,522)	(1,522)
BRL	321,810	USD	323,339	2/4/2025	HUB	-	(1,529)	(1,529)
BRL	321,810	USD	323,358	2/4/2025	HUB	-	(1,548)	(1,548)
BRL	321,810	USD	326,275	2/4/2025	HUB	-	(4,465)	(4,465)
USD	336,357	BRL	337,901	2/4/2025	HUB	-	(1,544)	(1,544)
BRL	337,901	USD	339,270	2/4/2025	HUB	-	(1,369)	(1,369)
BRL	337,901	USD	342,152	2/4/2025	HUB	-	(4,251)	(4,251)
BRL	337,901	USD	342,393	2/4/2025	HUB	-	(4,492)	(4,492)
BRL	337,901	USD	344,147	2/4/2025	HUB	-	(6,246)	(6,246)
BRL	353,991	USD	353,129	2/4/2025	HUB	862	-	862
BRL	353,991	USD	355,740	2/4/2025	HUB	-	(1,749)	(1,749)
BRL	353,991	USD	358,541	2/4/2025	HUB	-	(4,550)	(4,550)
BRL	353,991	USD	358,557	2/4/2025	HUB	-	(4,566)	(4,566)
BRL	370,082	USD	370,115	2/4/2025	HUB	-	(33)	(33)
BRL	370,082	USD	371,511	2/4/2025	HUB	-	(1,429)	(1,429)

See accompanying notes

American Beacon AHL Managed Futures Strategy FundSM

Consolidated Schedule of Investments

December 31, 2024

Currency Purchased*		Currency Sold*		Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
BRL	370,082	USD	371,578	2/4/2025	HUB	$-	$(1,496)	$(1,496)
BRL	370,082	USD	371,595	2/4/2025	HUB	-	(1,513)	(1,513)
BRL	370,082	USD	371,645	2/4/2025	HUB	-	(1,563)	(1,563)
BRL	370,082	USD	371,672	2/4/2025	HUB	-	(1,590)	(1,590)
BRL	370,082	USD	375,848	2/4/2025	HUB	-	(5,766)	(5,766)
BRL	386,172	USD	387,851	2/4/2025	HUB	-	(1,679)	(1,679)
BRL	386,172	USD	387,934	2/4/2025	HUB	-	(1,762)	(1,762)
BRL	402,263	USD	402,538	2/4/2025	HUB	-	(275)	(275)
BRL	466,625	USD	478,114	2/4/2025	HUB	-	(11,489)	(11,489)
BRL	466,625	USD	478,889	2/4/2025	HUB	-	(12,264)	(12,264)
BRL	482,716	USD	489,506	2/4/2025	HUB	-	(6,790)	(6,790)
BRL	482,716	USD	495,083	2/4/2025	HUB	-	(12,367)	(12,367)
AUD	490,588	USD	495,499	2/4/2025	HUB	-	(4,911)	(4,911)
BRL	498,806	USD	498,737	2/4/2025	HUB	69	-	69
BRL	514,897	USD	522,387	2/4/2025	HUB	-	(7,490)	(7,490)
BRL	514,897	USD	522,594	2/4/2025	HUB	-	(7,697)	(7,697)
BRL	530,987	USD	537,881	2/4/2025	HUB	-	(6,894)	(6,894)
BRL	547,078	USD	555,407	2/4/2025	HUB	-	(8,329)	(8,329)
BRL	579,259	USD	578,735	2/4/2025	HUB	524	-	524
BRL	595,349	USD	604,914	2/4/2025	HUB	-	(9,565)	(9,565)
BRL	595,349	USD	609,538	2/4/2025	HUB	-	(14,189)	(14,189)
BRL	643,621	USD	651,869	2/4/2025	HUB	-	(8,248)	(8,248)
BRL	675,802	USD	692,326	2/4/2025	HUB	-	(16,524)	(16,524)
BRL	724,073	USD	734,018	2/4/2025	HUB	-	(9,945)	(9,945)
BRL	724,073	USD	734,119	2/4/2025	HUB	-	(10,046)	(10,046)
BRL	820,616	USD	835,603	2/4/2025	HUB	-	(14,987)	(14,987)
BRL	949,341	USD	974,578	2/4/2025	HUB	-	(25,237)	(25,237)
BRL	965,431	USD	987,302	2/4/2025	HUB	-	(21,871)	(21,871)
USD	1,044,169	AUD	990,346	2/4/2025	HUB	53,823	-	53,823
BRL	1,045,884	USD	1,074,753	2/4/2025	HUB	-	(28,869)	(28,869)
AUD	1,052,242	USD	1,109,451	2/4/2025	HUB	-	(57,209)	(57,209)
BRL	1,094,155	USD	1,121,187	2/4/2025	HUB	-	(27,032)	(27,032)
BRL	1,190,698	USD	1,218,231	2/4/2025	HUB	-	(27,533)	(27,533)
BRL	1,206,789	USD	1,234,777	2/4/2025	HUB	-	(27,988)	(27,988)
BRL	1,238,970	USD	1,257,741	2/4/2025	HUB	-	(18,771)	(18,771)
BRL	1,271,151	USD	1,291,941	2/4/2025	HUB	-	(20,790)	(20,790)
USD	1,285,694	AUD	1,237,932	2/4/2025	HUB	47,762	-	47,762
USD	1,365,735	AUD	1,299,829	2/4/2025	HUB	65,906	-	65,906
USD	1,778,922	AUD	1,733,105	2/4/2025	HUB	45,817	-	45,817
USD	1,986,126	AUD	1,918,795	2/4/2025	HUB	67,331	-	67,331
USD	2,341,651	AUD	2,228,278	2/4/2025	HUB	113,373	-	113,373
USD	2,752,745	AUD	2,634,539	2/4/2025	HUB	118,206	-	118,206
USD	3,372,724	AUD	3,218,624	2/4/2025	HUB	154,100	-	154,100
USD	3,414,888	AUD	3,280,521	2/4/2025	HUB	134,367	-	134,367
USD	3,647,722	AUD	3,466,210	2/4/2025	HUB	181,512	-	181,512
AUD	3,775,694	USD	3,875,658	2/4/2025	HUB	-	(99,964)	(99,964)
USD	3,948,918	AUD	3,749,615	2/4/2025	HUB	199,303	-	199,303
USD	5,179,144	AUD	5,137,419	2/4/2025	HUB	41,725	-	41,725
USD	5,318,414	AUD	5,075,522	2/4/2025	HUB	242,892	-	242,892
USD	5,405,976	AUD	5,385,006	2/4/2025	HUB	20,970	-	20,970
USD	6,100,155	AUD	5,846,768	2/4/2025	HUB	253,387	-	253,387
USD	6,653,768	AUD	6,437,248	2/4/2025	HUB	216,520	-	216,520
USD	6,850,584	AUD	6,499,145	2/4/2025	HUB	351,439	-	351,439
USD	7,408,970	AUD	7,118,111	2/4/2025	HUB	290,859	-	290,859
USD	7,462,755	AUD	7,118,111	2/4/2025	HUB	344,644	-	344,644
USD	7,502,791	AUD	7,188,448	2/4/2025	HUB	314,343	-	314,343
USD	8,550,412	BRL	8,412,831	2/4/2025	HUB	137,581	-	137,581
USD	8,680,305	BRL	8,467,209	2/4/2025	HUB	213,096	-	213,096
USD	8,758,701	AUD	8,320,225	2/4/2025	HUB	438,476	-	438,476

See accompanying notes

American Beacon AHL Managed Futures Strategy FundSM

Consolidated Schedule of Investments

December 31, 2024

Currency Purchased*		Currency Sold*		Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
USD	9,005,775	AUD	8,628,599	2/4/2025	HUB	$377,176	$-	$377,176
USD	9,452,590	AUD	9,036,906	2/4/2025	HUB	415,684	-	415,684
AUD	10,852,773	USD	10,949,769	2/4/2025	HUB	-	(96,996)	(96,996)
USD	11,777,020	AUD	11,131,548	2/4/2025	HUB	645,472	-	645,472
AUD	12,755,287	USD	12,889,356	2/4/2025	HUB	-	(134,069)	(134,069)
USD	13,243,938	BRL	12,930,017	2/4/2025	HUB	313,921	-	313,921
USD	13,261,510	BRL	12,930,017	2/4/2025	HUB	331,493	-	331,493
USD	14,714,788	AUD	13,914,434	2/4/2025	HUB	800,354	-	800,354
USD	17,659,362	AUD	16,697,321	2/4/2025	HUB	962,041	-	962,041
AUD	17,950,018	USD	18,088,199	2/4/2025	HUB	-	(138,181)	(138,181)
USD	20,248,339	BRL	19,752,559	2/4/2025	HUB	495,780	-	495,780
USD	20,264,851	BRL	19,752,559	2/4/2025	HUB	512,292	-	512,292
USD	20,415,006	AUD	19,306,445	2/4/2025	HUB	1,108,561	-	1,108,561
USD	20,545,386	AUD	19,648,242	2/4/2025	HUB	897,144	-	897,144
USD	23,552,647	AUD	22,263,096	2/4/2025	HUB	1,289,551	-	1,289,551
USD	24,902,848	BRL	24,368,074	2/4/2025	HUB	534,774	-	534,774
USD	40,222,181	BRL	39,569,096	2/4/2025	HUB	653,085	-	653,085
PLN	621,983	EUR	622,330	2/5/2025	HUB	-	(347)	(347)
EUR	622,331	PLN	621,173	2/5/2025	HUB	1,158	-	1,158
EUR	726,052	PLN	724,853	2/5/2025	HUB	1,199	-	1,199
EUR	829,774	PLN	825,628	2/5/2025	HUB	4,146	-	4,146
EUR	1,659,548	PLN	1,653,062	2/5/2025	HUB	6,486	-	6,486
EUR	2,593,044	PLN	2,584,110	2/5/2025	HUB	8,934	-	8,934
PLN	3,208,964	EUR	3,215,374	2/5/2025	HUB	-	(6,410)	(6,410)
PLN	5,328,278	EUR	5,327,332	2/5/2025	HUB	946	-	946
EUR	7,882,852	PLN	7,851,597	2/5/2025	HUB	31,255	-	31,255
PLN	7,997,680	EUR	7,990,999	2/5/2025	HUB	6,681	-	6,681
PLN	8,580,676	EUR	8,573,508	2/5/2025	HUB	7,168	-	7,168
EUR	8,920,070	PLN	8,901,424	2/5/2025	HUB	18,646	-	18,646
PLN	9,317,983	EUR	9,322,831	2/5/2025	HUB	-	(4,848)	(4,848)
PLN	10,655,307	EUR	10,654,664	2/5/2025	HUB	643	-	643
PLN	14,661,466	EUR	14,650,165	2/5/2025	HUB	11,301	-	11,301
PLN	15,989,500	EUR	15,981,996	2/5/2025	HUB	7,504	-	7,504
PLN	18,842,857	EUR	18,877,357	2/5/2025	HUB	-	(34,500)	(34,500)
PLN	20,635,080	EUR	20,640,626	2/5/2025	HUB	-	(5,546)	(5,546)
GBP	250,309	USD	252,459	2/6/2025	HUB	-	(2,150)	(2,150)
GBP	438,041	USD	447,153	2/6/2025	HUB	-	(9,112)	(9,112)
USD	941,258	GBP	938,659	2/6/2025	HUB	2,599	-	2,599
GBP	2,690,823	USD	2,740,308	2/6/2025	HUB	-	(49,485)	(49,485)
USD	3,646,034	GBP	3,629,482	2/6/2025	HUB	16,552	-	16,552
USD	3,848,942	GBP	3,817,213	2/6/2025	HUB	31,729	-	31,729
USD	4,026,589	GBP	4,025,253	2/6/2025	HUB	1,336	-	1,336
USD	4,134,830	GBP	4,130,100	2/6/2025	HUB	4,730	-	4,730
USD	4,583,263	GBP	4,505,563	2/6/2025	HUB	77,700	-	77,700
USD	4,739,426	GBP	4,693,295	2/6/2025	HUB	46,131	-	46,131
GBP	4,818,450	USD	4,908,763	2/6/2025	HUB	-	(90,313)	(90,313)
USD	5,004,475	GBP	4,943,604	2/6/2025	HUB	60,871	-	60,871
USD	5,207,147	GBP	5,193,913	2/6/2025	HUB	13,234	-	13,234
USD	5,214,040	GBP	5,193,913	2/6/2025	HUB	20,127	-	20,127
USD	5,398,023	GBP	5,319,068	2/6/2025	HUB	78,955	-	78,955
USD	5,412,483	GBP	5,381,645	2/6/2025	HUB	30,838	-	30,838
USD	6,479,866	GBP	6,445,459	2/6/2025	HUB	34,407	-	34,407
USD	7,743,634	GBP	7,739,274	2/6/2025	HUB	4,360	-	4,360
GBP	7,805,561	USD	7,994,284	2/6/2025	HUB	-	(188,723)	(188,723)
GBP	8,260,199	USD	8,414,319	2/6/2025	HUB	-	(154,120)	(154,120)
USD	9,061,927	GBP	9,073,704	2/6/2025	HUB	-	(11,777)	(11,777)
USD	9,571,241	GBP	9,449,167	2/6/2025	HUB	122,074	-	122,074
USD	10,097,500	GBP	9,949,786	2/6/2025	HUB	147,714	-	147,714
GBP	11,827,104	USD	12,041,376	2/6/2025	HUB	-	(214,272)	(214,272)

See accompanying notes

American Beacon AHL Managed Futures Strategy FundSM

Consolidated Schedule of Investments

December 31, 2024

Currency Purchased*		Currency Sold*		Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
GBP	12,299,199	USD	12,599,495	2/6/2025	HUB	$-	$(300,296)	$(300,296)
GBP	12,397,677	USD	12,705,826	2/6/2025	HUB	-	(308,149)	(308,149)
USD	16,423,138	GBP	16,144,935	2/6/2025	HUB	278,203	-	278,203
USD	17,063,761	GBP	16,833,285	2/6/2025	HUB	230,476	-	230,476
USD	19,469,961	GBP	19,398,953	2/6/2025	HUB	71,008	-	71,008
GBP	28,698,132	USD	29,388,991	2/6/2025	HUB	-	(690,859)	(690,859)
USD	25,649,819	KRW	24,412,377	2/7/2025	HUB	1,237,442	-	1,237,442
USD	1,972,052	CAD	1,950,793	2/12/2025	HUB	21,259	-	21,259
USD	2,497,882	CAD	2,438,492	2/12/2025	HUB	59,390	-	59,390
CAD	2,508,163	USD	2,503,282	2/12/2025	HUB	4,881	-	4,881
USD	4,394,228	CAD	4,389,285	2/12/2025	HUB	4,943	-	4,943
CAD	4,993,316	USD	4,993,749	2/12/2025	HUB	-	(433)	(433)
USD	5,533,505	CAD	5,364,682	2/12/2025	HUB	168,823	-	168,823
USD	5,711,970	CAD	5,573,696	2/12/2025	HUB	138,274	-	138,274
USD	6,413,596	CAD	6,270,408	2/12/2025	HUB	143,188	-	143,188
CAD	8,081,859	USD	8,074,970	2/12/2025	HUB	6,889	-	6,889
USD	10,757,120	CAD	10,633,523	2/12/2025	HUB	123,597	-	123,597
USD	10,958,167	CAD	10,799,035	2/12/2025	HUB	159,132	-	159,132
USD	11,004,532	CAD	10,880,829	2/12/2025	HUB	123,703	-	123,703
USD	11,553,180	CAD	11,356,405	2/12/2025	HUB	196,775	-	196,775
USD	12,580,682	CAD	12,192,459	2/12/2025	HUB	388,223	-	388,223
CAD	13,363,194	USD	13,368,978	2/12/2025	HUB	-	(5,784)	(5,784)
USD	13,828,730	CAD	13,671,672	2/12/2025	HUB	157,058	-	157,058
USD	15,090,938	CAD	14,630,951	2/12/2025	HUB	459,987	-	459,987
USD	15,098,485	CAD	14,630,951	2/12/2025	HUB	467,534	-	467,534
USD	16,010,744	CAD	15,739,356	2/12/2025	HUB	271,388	-	271,388
USD	16,161,564	CAD	15,739,357	2/12/2025	HUB	422,207	-	422,207
USD	16,904,547	CAD	16,709,822	2/12/2025	HUB	194,725	-	194,725
USD	17,607,695	CAD	17,069,443	2/12/2025	HUB	538,252	-	538,252
USD	19,112,560	CAD	18,890,088	2/12/2025	HUB	222,472	-	222,472
USD	19,207,224	CAD	18,887,227	2/12/2025	HUB	319,997	-	319,997
USD	19,381,015	CAD	18,887,227	2/12/2025	HUB	493,788	-	493,788
CAD	20,148,651	USD	20,149,664	2/12/2025	HUB	-	(1,013)	(1,013)
USD	22,640,051	CAD	21,946,427	2/12/2025	HUB	693,624	-	693,624
CAD	25,104,641	USD	25,108,127	2/12/2025	HUB	-	(3,486)	(3,486)
USD	25,159,150	CAD	24,384,918	2/12/2025	HUB	774,232	-	774,232
USD	25,163,319	CAD	24,384,918	2/12/2025	HUB	778,401	-	778,401
USD	29,070,069	CAD	28,330,842	2/12/2025	HUB	739,227	-	739,227
USD	35,219,889	CAD	34,626,585	2/12/2025	HUB	593,304	-	593,304
USD	35,553,427	CAD	34,626,584	2/12/2025	HUB	926,843	-	926,843
USD	42,020,674	CAD	40,922,326	2/12/2025	HUB	1,098,348	-	1,098,348
CHF	1,348,593	EUR	1,349,122	2/17/2025	HUB	-	(529)	(529)
EUR	1,376,375	CHF	1,365,665	2/17/2025	HUB	10,710	-	10,710
CHF	2,688,921	EUR	2,698,243	2/17/2025	HUB	-	(9,322)	(9,322)
EUR	4,770,246	CHF	4,720,654	2/17/2025	HUB	49,592	-	49,592
EUR	5,679,139	CHF	5,680,482	2/17/2025	HUB	-	(1,343)	(1,343)
CHF	7,506,475	EUR	7,575,836	2/17/2025	HUB	-	(69,361)	(69,361)
EUR	8,202,076	CHF	8,115,549	2/17/2025	HUB	86,527	-	86,527
EUR	9,755,187	CHF	9,756,718	2/17/2025	HUB	-	(1,531)	(1,531)
EUR	14,869,019	CHF	14,874,080	2/17/2025	HUB	-	(5,061)	(5,061)
CHF	17,331,534	EUR	17,434,801	2/17/2025	HUB	-	(103,267)	(103,267)
EUR	20,415,161	CHF	20,338,645	2/17/2025	HUB	76,516	-	76,516
EUR	37,540,593	CHF	37,263,002	2/17/2025	HUB	277,591	-	277,591
EUR	43,304,886	CHF	43,149,758	2/17/2025	HUB	155,128	-	155,128
GBP	1,314,016	AUD	1,312,253	2/18/2025	HUB	1,763	-	1,763
GBP	3,253,754	AUD	3,242,060	2/18/2025	HUB	11,694	-	11,694
GBP	3,629,187	AUD	3,614,736	2/18/2025	HUB	14,451	-	14,451
AUD	6,520,118	GBP	6,570,080	2/18/2025	HUB	-	(49,962)	(49,962)
AUD	8,390,048	GBP	8,447,246	2/18/2025	HUB	-	(57,198)	(57,198)

See accompanying notes

American Beacon AHL Managed Futures Strategy FundSM

Consolidated Schedule of Investments

December 31, 2024

Currency Purchased*		Currency Sold*		Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
GBP	15,776,682	AUD	15,468,117	2/18/2025	HUB	$308,565	$-	$308,565
GBP	29,741,907	AUD	29,169,098	2/18/2025	HUB	572,809	-	572,809
GBP	31,553,365	AUD	30,923,841	2/18/2025	HUB	629,524	-	629,524
GBP	31,553,366	AUD	30,928,157	2/18/2025	HUB	625,209	-	625,209
USD	44,886	COP	45,100	2/20/2025	HUB	-	(214)	(214)
USD	44,897	COP	45,100	2/20/2025	HUB	-	(203)	(203)
USD	44,913	COP	45,100	2/20/2025	HUB	-	(187)	(187)
USD	44,926	COP	45,100	2/20/2025	HUB	-	(174)	(174)
USD	44,932	COP	45,100	2/20/2025	HUB	-	(168)	(168)
USD	44,936	COP	45,100	2/20/2025	HUB	-	(164)	(164)
USD	44,946	COP	45,100	2/20/2025	HUB	-	(154)	(154)
USD	44,953	COP	45,100	2/20/2025	HUB	-	(147)	(147)
COP	45,100	USD	45,290	2/20/2025	HUB	-	(190)	(190)
COP	45,100	USD	45,302	2/20/2025	HUB	-	(202)	(202)
COP	45,100	USD	45,304	2/20/2025	HUB	-	(204)	(204)
COP	45,100	USD	45,316	2/20/2025	HUB	-	(216)	(216)
COP	45,100	USD	45,820	2/20/2025	HUB	-	(720)	(720)
USD	88,861	COP	90,199	2/20/2025	HUB	-	(1,338)	(1,338)
USD	89,794	COP	90,199	2/20/2025	HUB	-	(405)	(405)
USD	89,823	COP	90,199	2/20/2025	HUB	-	(376)	(376)
USD	89,841	COP	90,199	2/20/2025	HUB	-	(358)	(358)
USD	89,847	COP	90,199	2/20/2025	HUB	-	(352)	(352)
USD	89,866	COP	90,199	2/20/2025	HUB	-	(333)	(333)
USD	89,870	COP	90,199	2/20/2025	HUB	-	(329)	(329)
USD	89,890	COP	90,199	2/20/2025	HUB	-	(309)	(309)
USD	89,906	COP	90,199	2/20/2025	HUB	-	(293)	(293)
COP	90,199	USD	90,524	2/20/2025	HUB	-	(325)	(325)
COP	90,199	USD	90,557	2/20/2025	HUB	-	(358)	(358)
COP	90,199	USD	90,566	2/20/2025	HUB	-	(367)	(367)
COP	90,199	USD	91,586	2/20/2025	HUB	-	(1,387)	(1,387)
COP	90,199	USD	91,608	2/20/2025	HUB	-	(1,409)	(1,409)
COP	90,199	USD	91,638	2/20/2025	HUB	-	(1,439)	(1,439)
COP	45,100	USD	45,795	2/20/2025	HUB	-	(695)	(695)
COP	45,100	USD	45,795	2/20/2025	HUB	-	(695)	(695)
USD	133,119	COP	135,299	2/20/2025	HUB	-	(2,180)	(2,180)
USD	134,940	COP	135,299	2/20/2025	HUB	-	(359)	(359)
COP	135,299	USD	135,761	2/20/2025	HUB	-	(462)	(462)
COP	135,299	USD	135,850	2/20/2025	HUB	-	(551)	(551)
COP	135,299	USD	135,851	2/20/2025	HUB	-	(552)	(552)
COP	135,299	USD	135,910	2/20/2025	HUB	-	(611)	(611)
COP	135,299	USD	135,912	2/20/2025	HUB	-	(613)	(613)
COP	135,299	USD	137,359	2/20/2025	HUB	-	(2,060)	(2,060)
COP	135,299	USD	137,479	2/20/2025	HUB	-	(2,180)	(2,180)
USD	177,640	COP	180,399	2/20/2025	HUB	-	(2,759)	(2,759)
COP	180,399	USD	181,031	2/20/2025	HUB	-	(632)	(632)
COP	180,399	USD	181,134	2/20/2025	HUB	-	(735)	(735)
COP	180,399	USD	181,255	2/20/2025	HUB	-	(856)	(856)
COP	180,399	USD	183,097	2/20/2025	HUB	-	(2,698)	(2,698)
COP	180,399	USD	183,108	2/20/2025	HUB	-	(2,709)	(2,709)
COP	180,399	USD	183,220	2/20/2025	HUB	-	(2,821)	(2,821)
COP	180,399	USD	183,290	2/20/2025	HUB	-	(2,891)	(2,891)
COP	225,499	USD	226,468	2/20/2025	HUB	-	(969)	(969)
COP	225,499	USD	226,519	2/20/2025	HUB	-	(1,020)	(1,020)
COP	225,499	USD	228,784	2/20/2025	HUB	-	(3,285)	(3,285)
COP	225,499	USD	228,888	2/20/2025	HUB	-	(3,389)	(3,389)
COP	225,499	USD	228,976	2/20/2025	HUB	-	(3,477)	(3,477)
USD	354,503	COP	360,798	2/20/2025	HUB	-	(6,295)	(6,295)
USD	355,575	COP	360,798	2/20/2025	HUB	-	(5,223)	(5,223)
USD	445,387	COP	450,997	2/20/2025	HUB	-	(5,610)	(5,610)

See accompanying notes

American Beacon AHL Managed Futures Strategy FundSM

Consolidated Schedule of Investments

December 31, 2024

Currency Purchased*		Currency Sold*		Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
USD	489,775	COP	496,097	2/20/2025	HUB	$-	$(6,322)	$(6,322)
EUR	1,897,032	AUD	1,890,344	2/20/2025	HUB	6,688	-	6,688
EUR	3,009,991	AUD	3,012,313	2/20/2025	HUB	-	(2,322)	(2,322)
EUR	3,321,370	AUD	3,323,301	2/20/2025	HUB	-	(1,931)	(1,931)
EUR	3,840,334	AUD	3,834,218	2/20/2025	HUB	6,116	-	6,116
EUR	6,613,978	AUD	6,591,482	2/20/2025	HUB	22,496	-	22,496
EUR	7,888,253	AUD	7,843,233	2/20/2025	HUB	45,020	-	45,020
EUR	10,283,652	AUD	10,219,285	2/20/2025	HUB	64,367	-	64,367
EUR	13,396,261	AUD	13,311,176	2/20/2025	HUB	85,085	-	85,085
EUR	46,276,433	AUD	45,990,570	2/20/2025	HUB	285,863	-	285,863
USD	176,037,400	KRW	173,724,409	2/24/2025	HUB	2,312,991	-	2,312,991
USD	50,428	CLP	50,245	2/25/2025	HUB	183	-	183
USD	51,361	CLP	50,245	2/25/2025	HUB	1,116	-	1,116
USD	52,081	CLP	50,245	2/25/2025	HUB	1,836	-	1,836
USD	52,089	CLP	50,245	2/25/2025	HUB	1,844	-	1,844
USD	52,168	CLP	50,245	2/25/2025	HUB	1,923	-	1,923
USD	52,170	CLP	50,245	2/25/2025	HUB	1,925	-	1,925
USD	52,334	CLP	50,245	2/25/2025	HUB	2,089	-	2,089
USD	52,336	CLP	50,245	2/25/2025	HUB	2,091	-	2,091
USD	52,337	CLP	50,245	2/25/2025	HUB	2,092	-	2,092
USD	52,349	CLP	50,245	2/25/2025	HUB	2,104	-	2,104
USD	52,352	CLP	50,245	2/25/2025	HUB	2,107	-	2,107
USD	52,355	CLP	50,245	2/25/2025	HUB	2,110	-	2,110
USD	52,365	CLP	50,245	2/25/2025	HUB	2,120	-	2,120
USD	52,371	CLP	50,245	2/25/2025	HUB	2,126	-	2,126
USD	52,377	CLP	50,245	2/25/2025	HUB	2,132	-	2,132
USD	52,393	CLP	50,245	2/25/2025	HUB	2,148	-	2,148
USD	52,421	CLP	50,245	2/25/2025	HUB	2,176	-	2,176
USD	52,458	CLP	50,245	2/25/2025	HUB	2,213	-	2,213
USD	52,461	CLP	50,245	2/25/2025	HUB	2,216	-	2,216
USD	52,462	CLP	50,245	2/25/2025	HUB	2,217	-	2,217
USD	52,471	CLP	50,245	2/25/2025	HUB	2,226	-	2,226
USD	52,475	CLP	50,245	2/25/2025	HUB	2,230	-	2,230
USD	52,481	CLP	50,245	2/25/2025	HUB	2,236	-	2,236
USD	52,504	CLP	50,245	2/25/2025	HUB	2,259	-	2,259
USD	52,552	CLP	50,245	2/25/2025	HUB	2,307	-	2,307
USD	52,557	CLP	50,245	2/25/2025	HUB	2,312	-	2,312
USD	52,560	CLP	50,245	2/25/2025	HUB	2,315	-	2,315
USD	52,563	CLP	50,245	2/25/2025	HUB	2,318	-	2,318
USD	52,565	CLP	50,245	2/25/2025	HUB	2,320	-	2,320
USD	52,571	CLP	50,245	2/25/2025	HUB	2,326	-	2,326
USD	52,573	CLP	50,245	2/25/2025	HUB	2,328	-	2,328
USD	52,575	CLP	50,245	2/25/2025	HUB	2,330	-	2,330
USD	52,577	CLP	50,245	2/25/2025	HUB	2,332	-	2,332
USD	52,586	CLP	50,245	2/25/2025	HUB	2,341	-	2,341
USD	52,588	CLP	50,245	2/25/2025	HUB	2,343	-	2,343
USD	52,610	CLP	50,245	2/25/2025	HUB	2,365	-	2,365
USD	52,611	CLP	50,245	2/25/2025	HUB	2,366	-	2,366
USD	52,613	CLP	50,245	2/25/2025	HUB	2,368	-	2,368
USD	52,639	CLP	50,245	2/25/2025	HUB	2,394	-	2,394
USD	52,648	CLP	50,245	2/25/2025	HUB	2,403	-	2,403
USD	52,662	CLP	50,245	2/25/2025	HUB	2,417	-	2,417
USD	52,664	CLP	50,245	2/25/2025	HUB	2,419	-	2,419
USD	52,683	CLP	50,245	2/25/2025	HUB	2,438	-	2,438
USD	52,723	CLP	50,245	2/25/2025	HUB	2,478	-	2,478
USD	52,742	CLP	50,245	2/25/2025	HUB	2,497	-	2,497
USD	52,743	CLP	50,245	2/25/2025	HUB	2,498	-	2,498
USD	52,770	CLP	50,245	2/25/2025	HUB	2,525	-	2,525
USD	52,780	CLP	50,245	2/25/2025	HUB	2,535	-	2,535

See accompanying notes

American Beacon AHL Managed Futures Strategy FundSM

Consolidated Schedule of Investments

December 31, 2024

Currency Purchased*		Currency Sold*		Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
USD	52,806	CLP	50,245	2/25/2025	HUB	$2,561	$-	$2,561
USD	52,832	CLP	50,245	2/25/2025	HUB	2,587	-	2,587
USD	52,838	CLP	50,245	2/25/2025	HUB	2,593	-	2,593
USD	52,860	CLP	50,245	2/25/2025	HUB	2,615	-	2,615
USD	52,864	CLP	50,245	2/25/2025	HUB	2,619	-	2,619
USD	52,865	CLP	50,245	2/25/2025	HUB	2,620	-	2,620
USD	52,866	CLP	50,245	2/25/2025	HUB	2,621	-	2,621
USD	52,874	CLP	50,245	2/25/2025	HUB	2,629	-	2,629
USD	52,875	CLP	50,245	2/25/2025	HUB	2,630	-	2,630
USD	52,880	CLP	50,245	2/25/2025	HUB	2,635	-	2,635
USD	52,897	CLP	50,245	2/25/2025	HUB	2,652	-	2,652
USD	52,916	CLP	50,245	2/25/2025	HUB	2,671	-	2,671
USD	52,921	CLP	50,245	2/25/2025	HUB	2,676	-	2,676
USD	52,930	CLP	50,245	2/25/2025	HUB	2,685	-	2,685
USD	52,951	CLP	50,245	2/25/2025	HUB	2,706	-	2,706
USD	52,963	CLP	50,245	2/25/2025	HUB	2,718	-	2,718
USD	52,969	CLP	50,245	2/25/2025	HUB	2,724	-	2,724
USD	52,971	CLP	50,245	2/25/2025	HUB	2,726	-	2,726
USD	52,985	CLP	50,245	2/25/2025	HUB	2,740	-	2,740
USD	53,003	CLP	50,245	2/25/2025	HUB	2,758	-	2,758
USD	53,044	CLP	50,245	2/25/2025	HUB	2,799	-	2,799
USD	53,054	CLP	50,245	2/25/2025	HUB	2,809	-	2,809
USD	53,062	CLP	50,245	2/25/2025	HUB	2,817	-	2,817
USD	53,070	CLP	50,245	2/25/2025	HUB	2,825	-	2,825
USD	102,291	CLP	100,490	2/25/2025	HUB	1,801	-	1,801
USD	102,702	CLP	100,490	2/25/2025	HUB	2,212	-	2,212
USD	102,756	CLP	100,490	2/25/2025	HUB	2,266	-	2,266
USD	102,763	CLP	100,490	2/25/2025	HUB	2,273	-	2,273
USD	102,846	CLP	100,490	2/25/2025	HUB	2,356	-	2,356
USD	104,142	CLP	100,490	2/25/2025	HUB	3,652	-	3,652
USD	104,172	CLP	100,490	2/25/2025	HUB	3,682	-	3,682
USD	104,187	CLP	100,490	2/25/2025	HUB	3,697	-	3,697
USD	104,245	CLP	100,490	2/25/2025	HUB	3,755	-	3,755
USD	104,280	CLP	100,490	2/25/2025	HUB	3,790	-	3,790
USD	104,287	CLP	100,490	2/25/2025	HUB	3,797	-	3,797
USD	104,336	CLP	100,490	2/25/2025	HUB	3,846	-	3,846
USD	104,362	CLP	100,490	2/25/2025	HUB	3,872	-	3,872
USD	104,458	CLP	100,490	2/25/2025	HUB	3,968	-	3,968
USD	104,692	CLP	100,490	2/25/2025	HUB	4,202	-	4,202
USD	104,697	CLP	100,490	2/25/2025	HUB	4,207	-	4,207
USD	104,704	CLP	100,490	2/25/2025	HUB	4,214	-	4,214
USD	104,712	CLP	100,490	2/25/2025	HUB	4,222	-	4,222
USD	104,714	CLP	100,490	2/25/2025	HUB	4,224	-	4,224
USD	104,715	CLP	100,490	2/25/2025	HUB	4,225	-	4,225
USD	104,735	CLP	100,490	2/25/2025	HUB	4,245	-	4,245
USD	104,767	CLP	100,490	2/25/2025	HUB	4,277	-	4,277
USD	104,771	CLP	100,490	2/25/2025	HUB	4,281	-	4,281
USD	104,772	CLP	100,490	2/25/2025	HUB	4,282	-	4,282
USD	104,858	CLP	100,490	2/25/2025	HUB	4,368	-	4,368
USD	104,915	CLP	100,490	2/25/2025	HUB	4,425	-	4,425
USD	104,946	CLP	100,490	2/25/2025	HUB	4,456	-	4,456
USD	104,948	CLP	100,490	2/25/2025	HUB	4,458	-	4,458
USD	104,949	CLP	100,490	2/25/2025	HUB	4,459	-	4,459
USD	104,952	CLP	100,490	2/25/2025	HUB	4,462	-	4,462
USD	104,970	CLP	100,490	2/25/2025	HUB	4,480	-	4,480
USD	104,987	CLP	100,490	2/25/2025	HUB	4,497	-	4,497
USD	105,066	CLP	100,490	2/25/2025	HUB	4,576	-	4,576
USD	105,067	CLP	100,490	2/25/2025	HUB	4,577	-	4,577
USD	105,069	CLP	100,490	2/25/2025	HUB	4,579	-	4,579

See accompanying notes

American Beacon AHL Managed Futures Strategy FundSM

Consolidated Schedule of Investments

December 31, 2024

Currency Purchased*		Currency Sold*		Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
USD	105,082	CLP	100,490	2/25/2025	HUB	$4,592	$-	$4,592
USD	105,128	CLP	100,490	2/25/2025	HUB	4,638	-	4,638
USD	105,139	CLP	100,490	2/25/2025	HUB	4,649	-	4,649
USD	105,143	CLP	100,490	2/25/2025	HUB	4,653	-	4,653
USD	105,144	CLP	100,490	2/25/2025	HUB	4,654	-	4,654
USD	105,145	CLP	100,490	2/25/2025	HUB	4,655	-	4,655
USD	105,149	CLP	100,490	2/25/2025	HUB	4,659	-	4,659
USD	105,187	CLP	100,490	2/25/2025	HUB	4,697	-	4,697
USD	105,206	CLP	100,490	2/25/2025	HUB	4,716	-	4,716
USD	105,207	CLP	100,490	2/25/2025	HUB	4,717	-	4,717
USD	105,218	CLP	100,490	2/25/2025	HUB	4,728	-	4,728
USD	105,228	CLP	100,490	2/25/2025	HUB	4,738	-	4,738
USD	105,234	CLP	100,490	2/25/2025	HUB	4,744	-	4,744
USD	105,242	CLP	100,490	2/25/2025	HUB	4,752	-	4,752
USD	105,248	CLP	100,490	2/25/2025	HUB	4,758	-	4,758
USD	52,627	CLP	50,245	2/25/2025	HUB	2,382	-	2,382
USD	52,627	CLP	50,245	2/25/2025	HUB	2,382	-	2,382
USD	105,254	CLP	100,490	2/25/2025	HUB	4,764	-	4,764
USD	105,257	CLP	100,490	2/25/2025	HUB	4,767	-	4,767
USD	105,259	CLP	100,490	2/25/2025	HUB	4,769	-	4,769
USD	105,280	CLP	100,490	2/25/2025	HUB	4,790	-	4,790
USD	52,650	CLP	50,245	2/25/2025	HUB	2,405	-	2,405
USD	52,650	CLP	50,245	2/25/2025	HUB	2,405	-	2,405
USD	105,334	CLP	100,490	2/25/2025	HUB	4,844	-	4,844
USD	105,345	CLP	100,490	2/25/2025	HUB	4,855	-	4,855
USD	105,448	CLP	100,490	2/25/2025	HUB	4,958	-	4,958
USD	105,465	CLP	100,490	2/25/2025	HUB	4,975	-	4,975
USD	52,739	CLP	50,245	2/25/2025	HUB	2,494	-	2,494
USD	52,739	CLP	50,245	2/25/2025	HUB	2,494	-	2,494
USD	105,485	CLP	100,490	2/25/2025	HUB	4,995	-	4,995
USD	105,490	CLP	100,490	2/25/2025	HUB	5,000	-	5,000
USD	105,500	CLP	100,490	2/25/2025	HUB	5,010	-	5,010
USD	105,503	CLP	100,490	2/25/2025	HUB	5,013	-	5,013
USD	105,514	CLP	100,490	2/25/2025	HUB	5,024	-	5,024
USD	105,515	CLP	100,490	2/25/2025	HUB	5,025	-	5,025
USD	105,523	CLP	100,490	2/25/2025	HUB	5,033	-	5,033
USD	105,524	CLP	100,490	2/25/2025	HUB	5,034	-	5,034
USD	105,534	CLP	100,490	2/25/2025	HUB	5,044	-	5,044
USD	105,538	CLP	100,490	2/25/2025	HUB	5,048	-	5,048
USD	105,543	CLP	100,490	2/25/2025	HUB	5,053	-	5,053
USD	105,584	CLP	100,490	2/25/2025	HUB	5,094	-	5,094
USD	105,608	CLP	100,490	2/25/2025	HUB	5,118	-	5,118
USD	105,626	CLP	100,490	2/25/2025	HUB	5,136	-	5,136
USD	105,654	CLP	100,490	2/25/2025	HUB	5,164	-	5,164
USD	105,660	CLP	100,490	2/25/2025	HUB	5,170	-	5,170
USD	105,690	CLP	100,490	2/25/2025	HUB	5,200	-	5,200
USD	105,696	CLP	100,490	2/25/2025	HUB	5,206	-	5,206
USD	105,717	CLP	100,490	2/25/2025	HUB	5,227	-	5,227
USD	105,729	CLP	100,490	2/25/2025	HUB	5,239	-	5,239
USD	105,741	CLP	100,490	2/25/2025	HUB	5,251	-	5,251
USD	105,744	CLP	100,490	2/25/2025	HUB	5,254	-	5,254
USD	105,750	CLP	100,490	2/25/2025	HUB	5,260	-	5,260
USD	105,752	CLP	100,490	2/25/2025	HUB	5,262	-	5,262
USD	105,756	CLP	100,490	2/25/2025	HUB	5,266	-	5,266
USD	105,768	CLP	100,490	2/25/2025	HUB	5,278	-	5,278
USD	105,770	CLP	100,490	2/25/2025	HUB	5,280	-	5,280
USD	105,773	CLP	100,490	2/25/2025	HUB	5,283	-	5,283
USD	105,778	CLP	100,490	2/25/2025	HUB	5,288	-	5,288
USD	105,779	CLP	100,490	2/25/2025	HUB	5,289	-	5,289

See accompanying notes

American Beacon AHL Managed Futures Strategy FundSM

Consolidated Schedule of Investments

December 31, 2024

Currency Purchased*		Currency Sold*		Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
USD	105,837	CLP	100,490	2/25/2025	HUB	$5,347	$-	$5,347
USD	105,846	CLP	100,490	2/25/2025	HUB	5,356	-	5,356
USD	105,875	CLP	100,490	2/25/2025	HUB	5,385	-	5,385
USD	105,891	CLP	100,490	2/25/2025	HUB	5,401	-	5,401
USD	105,920	CLP	100,490	2/25/2025	HUB	5,430	-	5,430
USD	105,960	CLP	100,490	2/25/2025	HUB	5,470	-	5,470
USD	106,052	CLP	100,490	2/25/2025	HUB	5,562	-	5,562
USD	106,068	CLP	100,490	2/25/2025	HUB	5,578	-	5,578
USD	106,072	CLP	100,490	2/25/2025	HUB	5,582	-	5,582
USD	106,097	CLP	100,490	2/25/2025	HUB	5,607	-	5,607
USD	106,142	CLP	100,490	2/25/2025	HUB	5,652	-	5,652
USD	153,250	CLP	150,735	2/25/2025	HUB	2,515	-	2,515
USD	153,272	CLP	150,735	2/25/2025	HUB	2,537	-	2,537
USD	153,413	CLP	150,735	2/25/2025	HUB	2,678	-	2,678
USD	153,435	CLP	150,735	2/25/2025	HUB	2,700	-	2,700
USD	153,618	CLP	150,735	2/25/2025	HUB	2,883	-	2,883
USD	153,711	CLP	150,735	2/25/2025	HUB	2,976	-	2,976
USD	153,728	CLP	150,735	2/25/2025	HUB	2,993	-	2,993
USD	153,972	CLP	150,735	2/25/2025	HUB	3,237	-	3,237
USD	154,208	CLP	150,735	2/25/2025	HUB	3,473	-	3,473
USD	156,289	CLP	150,735	2/25/2025	HUB	5,554	-	5,554
USD	156,304	CLP	150,735	2/25/2025	HUB	5,569	-	5,569
USD	156,307	CLP	150,735	2/25/2025	HUB	5,572	-	5,572
USD	156,371	CLP	150,735	2/25/2025	HUB	5,636	-	5,636
USD	52,137	CLP	50,245	2/25/2025	HUB	1,892	-	1,892
USD	52,137	CLP	50,245	2/25/2025	HUB	1,892	-	1,892
USD	52,137	CLP	50,245	2/25/2025	HUB	1,892	-	1,892
USD	156,447	CLP	150,735	2/25/2025	HUB	5,712	-	5,712
USD	156,450	CLP	150,735	2/25/2025	HUB	5,715	-	5,715
USD	156,495	CLP	150,735	2/25/2025	HUB	5,760	-	5,760
USD	156,550	CLP	150,735	2/25/2025	HUB	5,815	-	5,815
USD	156,666	CLP	150,735	2/25/2025	HUB	5,931	-	5,931
USD	156,719	CLP	150,735	2/25/2025	HUB	5,984	-	5,984
USD	156,769	CLP	150,735	2/25/2025	HUB	6,034	-	6,034
USD	156,976	CLP	150,735	2/25/2025	HUB	6,241	-	6,241
USD	157,022	CLP	150,735	2/25/2025	HUB	6,287	-	6,287
USD	157,052	CLP	150,735	2/25/2025	HUB	6,317	-	6,317
USD	157,071	CLP	150,735	2/25/2025	HUB	6,336	-	6,336
USD	157,134	CLP	150,735	2/25/2025	HUB	6,399	-	6,399
USD	157,149	CLP	150,735	2/25/2025	HUB	6,414	-	6,414
USD	157,371	CLP	150,735	2/25/2025	HUB	6,636	-	6,636
USD	157,404	CLP	150,735	2/25/2025	HUB	6,669	-	6,669
USD	157,419	CLP	150,735	2/25/2025	HUB	6,684	-	6,684
USD	157,424	CLP	150,735	2/25/2025	HUB	6,689	-	6,689
USD	157,426	CLP	150,735	2/25/2025	HUB	6,691	-	6,691
USD	157,451	CLP	150,735	2/25/2025	HUB	6,716	-	6,716
USD	157,454	CLP	150,735	2/25/2025	HUB	6,719	-	6,719
USD	157,456	CLP	150,735	2/25/2025	HUB	6,721	-	6,721
USD	157,459	CLP	150,735	2/25/2025	HUB	6,724	-	6,724
USD	157,472	CLP	150,735	2/25/2025	HUB	6,737	-	6,737
USD	157,532	CLP	150,735	2/25/2025	HUB	6,797	-	6,797
USD	157,542	CLP	150,735	2/25/2025	HUB	6,807	-	6,807
USD	157,580	CLP	150,735	2/25/2025	HUB	6,845	-	6,845
USD	157,591	CLP	150,735	2/25/2025	HUB	6,856	-	6,856
USD	157,601	CLP	150,735	2/25/2025	HUB	6,866	-	6,866
USD	157,634	CLP	150,735	2/25/2025	HUB	6,899	-	6,899
USD	157,638	CLP	150,735	2/25/2025	HUB	6,903	-	6,903
USD	157,671	CLP	150,735	2/25/2025	HUB	6,936	-	6,936
USD	157,712	CLP	150,735	2/25/2025	HUB	6,977	-	6,977

See accompanying notes

American Beacon AHL Managed Futures Strategy FundSM

Consolidated Schedule of Investments

December 31, 2024

Currency Purchased*		Currency Sold*		Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
USD	157,719	CLP	150,735	2/25/2025	HUB	$6,984	$-	$6,984
USD	157,778	CLP	150,735	2/25/2025	HUB	7,043	-	7,043
USD	157,822	CLP	150,735	2/25/2025	HUB	7,087	-	7,087
USD	157,823	CLP	150,735	2/25/2025	HUB	7,088	-	7,088
USD	157,860	CLP	150,735	2/25/2025	HUB	7,125	-	7,125
USD	157,869	CLP	150,735	2/25/2025	HUB	7,134	-	7,134
USD	157,881	CLP	150,735	2/25/2025	HUB	7,146	-	7,146
USD	157,883	CLP	150,735	2/25/2025	HUB	7,148	-	7,148
USD	157,891	CLP	150,735	2/25/2025	HUB	7,156	-	7,156
USD	157,910	CLP	150,735	2/25/2025	HUB	7,175	-	7,175
USD	157,936	CLP	150,735	2/25/2025	HUB	7,201	-	7,201
USD	157,946	CLP	150,735	2/25/2025	HUB	7,211	-	7,211
USD	157,956	CLP	150,735	2/25/2025	HUB	7,221	-	7,221
USD	158,063	CLP	150,735	2/25/2025	HUB	7,328	-	7,328
USD	158,068	CLP	150,735	2/25/2025	HUB	7,333	-	7,333
USD	158,146	CLP	150,735	2/25/2025	HUB	7,411	-	7,411
USD	158,173	CLP	150,735	2/25/2025	HUB	7,438	-	7,438
USD	158,217	CLP	150,735	2/25/2025	HUB	7,482	-	7,482
USD	158,218	CLP	150,735	2/25/2025	HUB	7,483	-	7,483
USD	158,226	CLP	150,735	2/25/2025	HUB	7,491	-	7,491
USD	158,230	CLP	150,735	2/25/2025	HUB	7,495	-	7,495
USD	158,253	CLP	150,735	2/25/2025	HUB	7,518	-	7,518
USD	158,258	CLP	150,735	2/25/2025	HUB	7,523	-	7,523
USD	158,269	CLP	150,735	2/25/2025	HUB	7,534	-	7,534
USD	158,300	CLP	150,735	2/25/2025	HUB	7,565	-	7,565
USD	158,303	CLP	150,735	2/25/2025	HUB	7,568	-	7,568
USD	158,353	CLP	150,735	2/25/2025	HUB	7,618	-	7,618
USD	158,355	CLP	150,735	2/25/2025	HUB	7,620	-	7,620
USD	158,410	CLP	150,735	2/25/2025	HUB	7,675	-	7,675
USD	158,490	CLP	150,735	2/25/2025	HUB	7,755	-	7,755
USD	158,522	CLP	150,735	2/25/2025	HUB	7,787	-	7,787
USD	158,533	CLP	150,735	2/25/2025	HUB	7,798	-	7,798
USD	158,549	CLP	150,735	2/25/2025	HUB	7,814	-	7,814
USD	158,564	CLP	150,735	2/25/2025	HUB	7,829	-	7,829
USD	158,586	CLP	150,735	2/25/2025	HUB	7,851	-	7,851
USD	158,598	CLP	150,735	2/25/2025	HUB	7,863	-	7,863
USD	158,626	CLP	150,735	2/25/2025	HUB	7,891	-	7,891
USD	158,646	CLP	150,735	2/25/2025	HUB	7,911	-	7,911
USD	158,712	CLP	150,735	2/25/2025	HUB	7,977	-	7,977
USD	158,757	CLP	150,735	2/25/2025	HUB	8,022	-	8,022
USD	158,772	CLP	150,735	2/25/2025	HUB	8,037	-	8,037
USD	158,794	CLP	150,735	2/25/2025	HUB	8,059	-	8,059
USD	158,902	CLP	150,735	2/25/2025	HUB	8,167	-	8,167
USD	158,919	CLP	150,735	2/25/2025	HUB	8,184	-	8,184
USD	158,922	CLP	150,735	2/25/2025	HUB	8,187	-	8,187
USD	158,925	CLP	150,735	2/25/2025	HUB	8,190	-	8,190
USD	158,954	CLP	150,735	2/25/2025	HUB	8,219	-	8,219
USD	159,003	CLP	150,735	2/25/2025	HUB	8,268	-	8,268
USD	159,070	CLP	150,735	2/25/2025	HUB	8,335	-	8,335
USD	159,141	CLP	150,735	2/25/2025	HUB	8,406	-	8,406
USD	159,150	CLP	150,735	2/25/2025	HUB	8,415	-	8,415
USD	159,158	CLP	150,735	2/25/2025	HUB	8,423	-	8,423
USD	159,215	CLP	150,735	2/25/2025	HUB	8,480	-	8,480
USD	204,809	CLP	200,981	2/25/2025	HUB	3,828	-	3,828
USD	204,899	CLP	200,981	2/25/2025	HUB	3,918	-	3,918
USD	205,295	CLP	200,981	2/25/2025	HUB	4,314	-	4,314
USD	205,368	CLP	200,981	2/25/2025	HUB	4,387	-	4,387
USD	205,436	CLP	200,981	2/25/2025	HUB	4,455	-	4,455
USD	205,615	CLP	200,981	2/25/2025	HUB	4,634	-	4,634

See accompanying notes

American Beacon AHL Managed Futures Strategy FundSM

Consolidated Schedule of Investments

December 31, 2024

Currency Purchased*		Currency Sold*		Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
USD	205,624	CLP	200,981	2/25/2025	HUB	$4,643	$-	$4,643
USD	104,930	CLP	100,490	2/25/2025	HUB	4,440	-	4,440
USD	104,930	CLP	100,490	2/25/2025	HUB	4,440	-	4,440
USD	209,923	CLP	200,981	2/25/2025	HUB	8,942	-	8,942
USD	209,965	CLP	200,981	2/25/2025	HUB	8,984	-	8,984
USD	209,974	CLP	200,981	2/25/2025	HUB	8,993	-	8,993
USD	210,024	CLP	200,981	2/25/2025	HUB	9,043	-	9,043
USD	210,047	CLP	200,981	2/25/2025	HUB	9,066	-	9,066
USD	210,243	CLP	200,981	2/25/2025	HUB	9,262	-	9,262
USD	210,305	CLP	200,981	2/25/2025	HUB	9,324	-	9,324
USD	210,374	CLP	200,981	2/25/2025	HUB	9,393	-	9,393
USD	210,451	CLP	200,981	2/25/2025	HUB	9,470	-	9,470
USD	210,469	CLP	200,981	2/25/2025	HUB	9,488	-	9,488
USD	105,263	CLP	100,490	2/25/2025	HUB	4,773	-	4,773
USD	105,263	CLP	100,490	2/25/2025	HUB	4,773	-	4,773
USD	210,553	CLP	200,981	2/25/2025	HUB	9,572	-	9,572
USD	105,299	CLP	100,490	2/25/2025	HUB	4,809	-	4,809
USD	105,299	CLP	100,490	2/25/2025	HUB	4,809	-	4,809
USD	211,126	CLP	200,981	2/25/2025	HUB	10,145	-	10,145
USD	211,191	CLP	200,981	2/25/2025	HUB	10,210	-	10,210
USD	211,481	CLP	200,981	2/25/2025	HUB	10,500	-	10,500
USD	211,542	CLP	200,981	2/25/2025	HUB	10,561	-	10,561
USD	211,591	CLP	200,981	2/25/2025	HUB	10,610	-	10,610
USD	105,799	CLP	100,490	2/25/2025	HUB	5,309	-	5,309
USD	105,799	CLP	100,490	2/25/2025	HUB	5,309	-	5,309
USD	211,604	CLP	200,981	2/25/2025	HUB	10,623	-	10,623
USD	211,633	CLP	200,981	2/25/2025	HUB	10,652	-	10,652
USD	211,645	CLP	200,981	2/25/2025	HUB	10,664	-	10,664
USD	211,837	CLP	200,981	2/25/2025	HUB	10,856	-	10,856
USD	211,912	CLP	200,981	2/25/2025	HUB	10,931	-	10,931
USD	212,008	CLP	200,981	2/25/2025	HUB	11,027	-	11,027
USD	252,108	CLP	251,226	2/25/2025	HUB	882	-	882
USD	255,575	CLP	251,226	2/25/2025	HUB	4,349	-	4,349
USD	256,323	CLP	251,226	2/25/2025	HUB	5,097	-	5,097
USD	256,521	CLP	251,226	2/25/2025	HUB	5,295	-	5,295
USD	256,829	CLP	251,226	2/25/2025	HUB	5,603	-	5,603
USD	257,006	CLP	251,226	2/25/2025	HUB	5,780	-	5,780
USD	257,083	CLP	251,226	2/25/2025	HUB	5,857	-	5,857
USD	263,916	CLP	251,226	2/25/2025	HUB	12,690	-	12,690
USD	264,067	CLP	251,226	2/25/2025	HUB	12,841	-	12,841
USD	264,086	CLP	251,226	2/25/2025	HUB	12,860	-	12,860
USD	264,307	CLP	251,226	2/25/2025	HUB	13,081	-	13,081
USD	264,324	CLP	251,226	2/25/2025	HUB	13,098	-	13,098
USD	264,335	CLP	251,226	2/25/2025	HUB	13,109	-	13,109
USD	264,478	CLP	251,226	2/25/2025	HUB	13,252	-	13,252
USD	264,500	CLP	251,226	2/25/2025	HUB	13,274	-	13,274
USD	264,542	CLP	251,226	2/25/2025	HUB	13,316	-	13,316
USD	302,124	CLP	301,471	2/25/2025	HUB	653	-	653
USD	302,185	CLP	301,471	2/25/2025	HUB	714	-	714
USD	306,535	CLP	301,471	2/25/2025	HUB	5,064	-	5,064
USD	306,796	CLP	301,471	2/25/2025	HUB	5,325	-	5,325
USD	307,017	CLP	301,471	2/25/2025	HUB	5,546	-	5,546
USD	307,554	CLP	301,471	2/25/2025	HUB	6,083	-	6,083
USD	307,803	CLP	301,471	2/25/2025	HUB	6,332	-	6,332
USD	308,277	CLP	301,471	2/25/2025	HUB	6,806	-	6,806
USD	157,871	CLP	150,735	2/25/2025	HUB	7,136	-	7,136
USD	157,871	CLP	150,735	2/25/2025	HUB	7,136	-	7,136
USD	158,747	CLP	150,735	2/25/2025	HUB	8,012	-	8,012
USD	158,747	CLP	150,735	2/25/2025	HUB	8,012	-	8,012

See accompanying notes

American Beacon AHL Managed Futures Strategy FundSM

Consolidated Schedule of Investments

December 31, 2024

Currency Purchased*		Currency Sold*		Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
USD	353,125	CLP	351,716	2/25/2025	HUB	$1,409	$-	$1,409
USD	357,458	CLP	351,716	2/25/2025	HUB	5,742	-	5,742
USD	357,822	CLP	351,716	2/25/2025	HUB	6,106	-	6,106
USD	358,144	CLP	351,716	2/25/2025	HUB	6,428	-	6,428
USD	358,313	CLP	351,716	2/25/2025	HUB	6,597	-	6,597
USD	403,275	CLP	401,961	2/25/2025	HUB	1,314	-	1,314
USD	409,507	CLP	401,961	2/25/2025	HUB	7,546	-	7,546
USD	409,710	CLP	401,961	2/25/2025	HUB	7,749	-	7,749
USD	409,786	CLP	401,961	2/25/2025	HUB	7,825	-	7,825
USD	454,110	CLP	452,206	2/25/2025	HUB	1,904	-	1,904
USD	460,207	CLP	452,206	2/25/2025	HUB	8,001	-	8,001
USD	461,340	CLP	452,206	2/25/2025	HUB	9,134	-	9,134
USD	503,489	CLP	502,452	2/25/2025	HUB	1,037	-	1,037
USD	504,301	CLP	502,452	2/25/2025	HUB	1,849	-	1,849
USD	512,132	CLP	502,452	2/25/2025	HUB	9,680	-	9,680
USD	512,773	CLP	502,452	2/25/2025	HUB	10,321	-	10,321
USD	514,922	CLP	502,452	2/25/2025	HUB	12,470	-	12,470
USD	560,361	CLP	552,697	2/25/2025	HUB	7,664	-	7,664
USD	565,082	CLP	552,697	2/25/2025	HUB	12,385	-	12,385
USD	565,354	CLP	552,697	2/25/2025	HUB	12,657	-	12,657
USD	655,388	CLP	653,187	2/25/2025	HUB	2,201	-	2,201
USD	705,624	CLP	703,432	2/25/2025	HUB	2,192	-	2,192
USD	718,094	CLP	703,432	2/25/2025	HUB	14,662	-	14,662
USD	719,876	CLP	703,432	2/25/2025	HUB	16,444	-	16,444
USD	759,732	CLP	753,677	2/25/2025	HUB	6,055	-	6,055
USD	765,728	CLP	753,677	2/25/2025	HUB	12,051	-	12,051
USD	771,026	CLP	753,677	2/25/2025	HUB	17,349	-	17,349
USD	913,659	CLP	904,413	2/25/2025	HUB	9,246	-	9,246
USD	1,014,858	CLP	1,004,903	2/25/2025	HUB	9,955	-	9,955
USD	1,027,781	CLP	1,004,903	2/25/2025	HUB	22,878	-	22,878
USD	1,069,040	CLP	1,055,148	2/25/2025	HUB	13,892	-	13,892
USD	1,078,505	CLP	1,055,148	2/25/2025	HUB	23,357	-	23,357
USD	1,227,211	CLP	1,205,884	2/25/2025	HUB	21,327	-	21,327
USD	1,266,272	CLP	1,256,129	2/25/2025	HUB	10,143	-	10,143
USD	1,308,225	CLP	1,306,374	2/25/2025	HUB	1,851	-	1,851
USD	1,324,287	CLP	1,306,374	2/25/2025	HUB	17,913	-	17,913
USD	1,325,800	CLP	1,306,374	2/25/2025	HUB	19,426	-	19,426
USD	1,336,871	CLP	1,306,374	2/25/2025	HUB	30,497	-	30,497
USD	1,388,018	CLP	1,356,619	2/25/2025	HUB	31,399	-	31,399
USD	1,459,164	CLP	1,457,110	2/25/2025	HUB	2,054	-	2,054
USD	5,455,065	CLP	5,376,232	2/25/2025	HUB	78,833	-	78,833
USD	15,121,377	CLP	14,973,058	2/25/2025	HUB	148,319	-	148,319
USD	25,597,796	CLP	25,022,090	2/25/2025	HUB	575,706	-	575,706
USD	758,607	NZD	727,657	2/26/2025	HUB	30,950	-	30,950
USD	862,029	NZD	839,605	2/26/2025	HUB	22,424	-	22,424
NZD	1,063,499	USD	1,069,877	2/26/2025	HUB	-	(6,378)	(6,378)
USD	1,758,638	NZD	1,679,209	2/26/2025	HUB	79,429	-	79,429
USD	1,850,918	NZD	1,791,156	2/26/2025	HUB	59,762	-	59,762
NZD	2,971,442	USD	3,000,463	2/26/2025	HUB	-	(29,021)	(29,021)
USD	3,105,114	NZD	2,980,596	2/26/2025	HUB	124,518	-	124,518
USD	3,342,026	NZD	3,302,445	2/26/2025	HUB	39,581	-	39,581
USD	3,434,532	NZD	3,414,392	2/26/2025	HUB	20,140	-	20,140
USD	3,460,518	NZD	3,358,418	2/26/2025	HUB	102,100	-	102,100
USD	3,730,082	NZD	3,610,426	2/26/2025	HUB	119,656	-	119,656
USD	3,805,248	NZD	3,682,264	2/26/2025	HUB	122,984	-	122,984
USD	4,238,146	NZD	4,072,082	2/26/2025	HUB	166,064	-	166,064
NZD	4,367,167	USD	4,413,717	2/26/2025	HUB	-	(46,550)	(46,550)
NZD	5,369,028	USD	5,406,060	2/26/2025	HUB	-	(37,032)	(37,032)
USD	5,706,821	NZD	5,523,396	2/26/2025	HUB	183,425	-	183,425

See accompanying notes

American Beacon AHL Managed Futures Strategy FundSM

Consolidated Schedule of Investments

December 31, 2024

Currency Purchased*		Currency Sold*		Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
NZD	6,207,012	USD	6,262,648	2/26/2025	HUB	$-	$(55,636)	$(55,636)
USD	6,782,455	NZD	6,562,356	2/26/2025	HUB	220,099	-	220,099
USD	8,450,293	NZD	8,177,333	2/26/2025	HUB	272,960	-	272,960
NZD	10,202,744	USD	10,277,161	2/26/2025	HUB	-	(74,417)	(74,417)
USD	11,782,901	NZD	11,178,736	2/26/2025	HUB	604,165	-	604,165
NZD	13,422,572	USD	13,513,280	2/26/2025	HUB	-	(90,708)	(90,708)
NZD	13,545,621	USD	13,670,762	2/26/2025	HUB	-	(125,141)	(125,141)
USD	15,721,082	NZD	14,904,980	2/26/2025	HUB	816,102	-	816,102
USD	21,572,551	NZD	20,869,686	2/26/2025	HUB	702,865	-	702,865
USD	58,033,905	NZD	55,637,797	2/26/2025	HUB	2,396,108	-	2,396,108
USD	65,768,239	NZD	63,633,763	2/26/2025	HUB	2,134,476	-	2,134,476
USD	26,690	ZAR	26,495	1/2/2025	NWM	195	-	195
USD	26,771	ZAR	26,495	1/2/2025	NWM	276	-	276
USD	53,141	ZAR	52,991	1/2/2025	NWM	150	-	150
USD	53,253	ZAR	52,991	1/2/2025	NWM	262	-	262
USD	53,331	ZAR	52,991	1/2/2025	NWM	340	-	340
USD	53,357	ZAR	52,991	1/2/2025	NWM	366	-	366
USD	53,410	ZAR	52,991	1/2/2025	NWM	419	-	419
USD	53,464	ZAR	52,991	1/2/2025	NWM	473	-	473
USD	53,550	ZAR	52,991	1/2/2025	NWM	559	-	559
USD	79,710	ZAR	79,486	1/2/2025	NWM	224	-	224
USD	79,723	ZAR	79,486	1/2/2025	NWM	237	-	237
USD	79,725	ZAR	79,486	1/2/2025	NWM	239	-	239
USD	79,738	ZAR	79,486	1/2/2025	NWM	252	-	252
USD	79,755	ZAR	79,486	1/2/2025	NWM	269	-	269
USD	79,771	ZAR	79,486	1/2/2025	NWM	285	-	285
USD	79,772	ZAR	79,486	1/2/2025	NWM	286	-	286
USD	79,776	ZAR	79,486	1/2/2025	NWM	290	-	290
USD	79,795	ZAR	79,486	1/2/2025	NWM	309	-	309
USD	79,799	ZAR	79,486	1/2/2025	NWM	313	-	313
USD	79,933	ZAR	79,486	1/2/2025	NWM	447	-	447
USD	79,947	ZAR	79,486	1/2/2025	NWM	461	-	461
USD	79,952	ZAR	79,486	1/2/2025	NWM	466	-	466
USD	79,956	ZAR	79,486	1/2/2025	NWM	470	-	470
USD	80,014	ZAR	79,486	1/2/2025	NWM	528	-	528
USD	80,067	ZAR	79,486	1/2/2025	NWM	581	-	581
USD	80,080	ZAR	79,486	1/2/2025	NWM	594	-	594
USD	80,084	ZAR	79,486	1/2/2025	NWM	598	-	598
USD	80,087	ZAR	79,486	1/2/2025	NWM	601	-	601
USD	80,089	ZAR	79,486	1/2/2025	NWM	603	-	603
USD	80,098	ZAR	79,486	1/2/2025	NWM	612	-	612
USD	80,102	ZAR	79,486	1/2/2025	NWM	616	-	616
USD	80,117	ZAR	79,486	1/2/2025	NWM	631	-	631
USD	80,140	ZAR	79,486	1/2/2025	NWM	654	-	654
USD	80,171	ZAR	79,486	1/2/2025	NWM	685	-	685
USD	80,188	ZAR	79,486	1/2/2025	NWM	702	-	702
USD	80,195	ZAR	79,486	1/2/2025	NWM	709	-	709
USD	80,196	ZAR	79,486	1/2/2025	NWM	710	-	710
USD	80,202	ZAR	79,486	1/2/2025	NWM	716	-	716
USD	80,225	ZAR	79,486	1/2/2025	NWM	739	-	739
USD	80,329	ZAR	79,486	1/2/2025	NWM	843	-	843
USD	80,352	ZAR	79,486	1/2/2025	NWM	866	-	866
USD	80,405	ZAR	79,486	1/2/2025	NWM	919	-	919
HUF	103,516	EUR	103,585	1/2/2025	NWM	-	(69)	(69)
HUF	103,543	EUR	103,585	1/2/2025	NWM	-	(42)	(42)
USD	106,255	ZAR	105,981	1/2/2025	NWM	274	-	274
USD	106,317	ZAR	105,981	1/2/2025	NWM	336	-	336
USD	106,383	ZAR	105,981	1/2/2025	NWM	402	-	402
USD	106,386	ZAR	105,981	1/2/2025	NWM	405	-	405

See accompanying notes

American Beacon AHL Managed Futures Strategy FundSM

Consolidated Schedule of Investments

December 31, 2024

Currency Purchased*		Currency Sold*		Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
USD	106,397	ZAR	105,981	1/2/2025	NWM	$416	$-	$416
USD	106,430	ZAR	105,981	1/2/2025	NWM	449	-	449
USD	106,487	ZAR	105,981	1/2/2025	NWM	506	-	506
USD	106,490	ZAR	105,981	1/2/2025	NWM	509	-	509
USD	106,562	ZAR	105,981	1/2/2025	NWM	581	-	581
USD	106,621	ZAR	105,981	1/2/2025	NWM	640	-	640
USD	106,650	ZAR	105,981	1/2/2025	NWM	669	-	669
USD	106,656	ZAR	105,981	1/2/2025	NWM	675	-	675
USD	106,660	ZAR	105,981	1/2/2025	NWM	679	-	679
USD	106,664	ZAR	105,981	1/2/2025	NWM	683	-	683
USD	106,684	ZAR	105,981	1/2/2025	NWM	703	-	703
USD	106,711	ZAR	105,981	1/2/2025	NWM	730	-	730
USD	106,715	ZAR	105,981	1/2/2025	NWM	734	-	734
USD	106,719	ZAR	105,981	1/2/2025	NWM	738	-	738
USD	106,731	ZAR	105,981	1/2/2025	NWM	750	-	750
USD	106,764	ZAR	105,981	1/2/2025	NWM	783	-	783
USD	106,766	ZAR	105,981	1/2/2025	NWM	785	-	785
USD	106,773	ZAR	105,981	1/2/2025	NWM	792	-	792
USD	106,776	ZAR	105,981	1/2/2025	NWM	795	-	795
USD	106,779	ZAR	105,981	1/2/2025	NWM	798	-	798
USD	106,781	ZAR	105,981	1/2/2025	NWM	800	-	800
USD	106,787	ZAR	105,981	1/2/2025	NWM	806	-	806
USD	106,813	ZAR	105,981	1/2/2025	NWM	832	-	832
USD	106,815	ZAR	105,981	1/2/2025	NWM	834	-	834
USD	106,816	ZAR	105,981	1/2/2025	NWM	835	-	835
USD	106,817	ZAR	105,981	1/2/2025	NWM	836	-	836
USD	106,820	ZAR	105,981	1/2/2025	NWM	839	-	839
USD	106,822	ZAR	105,981	1/2/2025	NWM	841	-	841
USD	106,830	ZAR	105,981	1/2/2025	NWM	849	-	849
USD	106,862	ZAR	105,981	1/2/2025	NWM	881	-	881
USD	106,873	ZAR	105,981	1/2/2025	NWM	892	-	892
USD	106,931	ZAR	105,981	1/2/2025	NWM	950	-	950
USD	106,938	ZAR	105,981	1/2/2025	NWM	957	-	957
USD	106,978	ZAR	105,981	1/2/2025	NWM	997	-	997
USD	107,002	ZAR	105,981	1/2/2025	NWM	1,021	-	1,021
USD	107,021	ZAR	105,981	1/2/2025	NWM	1,040	-	1,040
USD	132,821	ZAR	132,477	1/2/2025	NWM	344	-	344
USD	132,843	ZAR	132,477	1/2/2025	NWM	366	-	366
USD	132,849	ZAR	132,477	1/2/2025	NWM	372	-	372
USD	132,851	ZAR	132,477	1/2/2025	NWM	374	-	374
USD	132,854	ZAR	132,477	1/2/2025	NWM	377	-	377
USD	132,875	ZAR	132,477	1/2/2025	NWM	398	-	398
USD	132,951	ZAR	132,477	1/2/2025	NWM	474	-	474
USD	132,958	ZAR	132,477	1/2/2025	NWM	481	-	481
USD	132,961	ZAR	132,477	1/2/2025	NWM	484	-	484
USD	132,975	ZAR	132,477	1/2/2025	NWM	498	-	498
USD	133,093	ZAR	132,477	1/2/2025	NWM	616	-	616
USD	133,151	ZAR	132,477	1/2/2025	NWM	674	-	674
USD	133,194	ZAR	132,477	1/2/2025	NWM	717	-	717
USD	133,237	ZAR	132,477	1/2/2025	NWM	760	-	760
USD	133,254	ZAR	132,477	1/2/2025	NWM	777	-	777
USD	133,266	ZAR	132,477	1/2/2025	NWM	789	-	789
USD	133,295	ZAR	132,477	1/2/2025	NWM	818	-	818
USD	133,311	ZAR	132,477	1/2/2025	NWM	834	-	834
USD	133,321	ZAR	132,477	1/2/2025	NWM	844	-	844
USD	133,324	ZAR	132,477	1/2/2025	NWM	847	-	847
USD	133,325	ZAR	132,477	1/2/2025	NWM	848	-	848
USD	133,332	ZAR	132,477	1/2/2025	NWM	855	-	855
USD	133,335	ZAR	132,477	1/2/2025	NWM	858	-	858

See accompanying notes

American Beacon AHL Managed Futures Strategy FundSM

Consolidated Schedule of Investments

December 31, 2024

Currency Purchased*		Currency Sold*		Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
USD	133,387	ZAR	132,477	1/2/2025	NWM	$910	$-	$910
USD	133,402	ZAR	132,477	1/2/2025	NWM	925	-	925
USD	133,407	ZAR	132,477	1/2/2025	NWM	930	-	930
USD	133,416	ZAR	132,477	1/2/2025	NWM	939	-	939
USD	133,446	ZAR	132,477	1/2/2025	NWM	969	-	969
USD	133,447	ZAR	132,477	1/2/2025	NWM	970	-	970
USD	133,456	ZAR	132,477	1/2/2025	NWM	979	-	979
USD	133,501	ZAR	132,477	1/2/2025	NWM	1,024	-	1,024
USD	133,508	ZAR	132,477	1/2/2025	NWM	1,031	-	1,031
USD	133,509	ZAR	132,477	1/2/2025	NWM	1,032	-	1,032
USD	133,513	ZAR	132,477	1/2/2025	NWM	1,036	-	1,036
USD	133,519	ZAR	132,477	1/2/2025	NWM	1,042	-	1,042
USD	133,522	ZAR	132,477	1/2/2025	NWM	1,045	-	1,045
USD	133,558	ZAR	132,477	1/2/2025	NWM	1,081	-	1,081
USD	133,572	ZAR	132,477	1/2/2025	NWM	1,095	-	1,095
USD	133,587	ZAR	132,477	1/2/2025	NWM	1,110	-	1,110
USD	133,616	ZAR	132,477	1/2/2025	NWM	1,139	-	1,139
USD	133,650	ZAR	132,477	1/2/2025	NWM	1,173	-	1,173
USD	133,664	ZAR	132,477	1/2/2025	NWM	1,187	-	1,187
USD	133,678	ZAR	132,477	1/2/2025	NWM	1,201	-	1,201
USD	133,743	ZAR	132,477	1/2/2025	NWM	1,266	-	1,266
USD	133,846	ZAR	132,477	1/2/2025	NWM	1,369	-	1,369
USD	133,855	ZAR	132,477	1/2/2025	NWM	1,378	-	1,378
USD	133,868	ZAR	132,477	1/2/2025	NWM	1,391	-	1,391
USD	133,875	ZAR	132,477	1/2/2025	NWM	1,398	-	1,398
USD	133,937	ZAR	132,477	1/2/2025	NWM	1,460	-	1,460
USD	135,940	ILS	137,533	1/2/2025	NWM	-	(1,593)	(1,593)
USD	135,995	ILS	137,533	1/2/2025	NWM	-	(1,538)	(1,538)
USD	136,241	ILS	137,533	1/2/2025	NWM	-	(1,292)	(1,292)
USD	136,429	ILS	137,533	1/2/2025	NWM	-	(1,104)	(1,104)
USD	136,451	ILS	137,533	1/2/2025	NWM	-	(1,082)	(1,082)
USD	136,462	ILS	137,533	1/2/2025	NWM	-	(1,071)	(1,071)
USD	136,517	ILS	137,533	1/2/2025	NWM	-	(1,016)	(1,016)
USD	136,543	ILS	137,533	1/2/2025	NWM	-	(990)	(990)
USD	136,569	ILS	137,533	1/2/2025	NWM	-	(964)	(964)
USD	136,578	ILS	137,533	1/2/2025	NWM	-	(955)	(955)
USD	136,702	ILS	137,533	1/2/2025	NWM	-	(831)	(831)
USD	136,720	ILS	137,533	1/2/2025	NWM	-	(813)	(813)
USD	136,767	ILS	137,533	1/2/2025	NWM	-	(766)	(766)
USD	136,818	ILS	137,533	1/2/2025	NWM	-	(715)	(715)
USD	137,058	ILS	137,533	1/2/2025	NWM	-	(475)	(475)
USD	159,544	ZAR	158,972	1/2/2025	NWM	572	-	572
USD	159,592	ZAR	158,972	1/2/2025	NWM	620	-	620
USD	159,604	ZAR	158,972	1/2/2025	NWM	632	-	632
USD	159,609	ZAR	158,972	1/2/2025	NWM	637	-	637
USD	159,613	ZAR	158,972	1/2/2025	NWM	641	-	641
USD	79,868	ZAR	79,486	1/2/2025	NWM	382	-	382
USD	79,868	ZAR	79,486	1/2/2025	NWM	382	-	382
USD	159,813	ZAR	158,972	1/2/2025	NWM	841	-	841
USD	159,877	ZAR	158,972	1/2/2025	NWM	905	-	905
USD	159,917	ZAR	158,972	1/2/2025	NWM	945	-	945
USD	159,984	ZAR	158,972	1/2/2025	NWM	1,012	-	1,012
USD	159,994	ZAR	158,972	1/2/2025	NWM	1,022	-	1,022
USD	79,999	ZAR	79,486	1/2/2025	NWM	513	-	513
USD	79,999	ZAR	79,486	1/2/2025	NWM	513	-	513
USD	160,001	ZAR	158,972	1/2/2025	NWM	1,029	-	1,029
USD	160,014	ZAR	158,972	1/2/2025	NWM	1,042	-	1,042
USD	160,021	ZAR	158,972	1/2/2025	NWM	1,049	-	1,049
USD	160,051	ZAR	158,972	1/2/2025	NWM	1,079	-	1,079

See accompanying notes

American Beacon AHL Managed Futures Strategy FundSM

Consolidated Schedule of Investments

December 31, 2024

Currency Purchased*		Currency Sold*		Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
USD	160,056	ZAR	158,972	1/2/2025	NWM	$1,084	$-	$1,084
USD	160,069	ZAR	158,972	1/2/2025	NWM	1,097	-	1,097
USD	160,078	ZAR	158,972	1/2/2025	NWM	1,106	-	1,106
USD	160,093	ZAR	158,972	1/2/2025	NWM	1,121	-	1,121
USD	160,126	ZAR	158,972	1/2/2025	NWM	1,154	-	1,154
USD	160,157	ZAR	158,972	1/2/2025	NWM	1,185	-	1,185
USD	160,159	ZAR	158,972	1/2/2025	NWM	1,187	-	1,187
USD	160,177	ZAR	158,972	1/2/2025	NWM	1,205	-	1,205
USD	160,186	ZAR	158,972	1/2/2025	NWM	1,214	-	1,214
USD	160,213	ZAR	158,972	1/2/2025	NWM	1,241	-	1,241
USD	160,214	ZAR	158,972	1/2/2025	NWM	1,242	-	1,242
USD	160,223	ZAR	158,972	1/2/2025	NWM	1,251	-	1,251
USD	160,281	ZAR	158,972	1/2/2025	NWM	1,309	-	1,309
USD	160,287	ZAR	158,972	1/2/2025	NWM	1,315	-	1,315
USD	160,296	ZAR	158,972	1/2/2025	NWM	1,324	-	1,324
USD	160,300	ZAR	158,972	1/2/2025	NWM	1,328	-	1,328
USD	160,307	ZAR	158,972	1/2/2025	NWM	1,335	-	1,335
USD	160,394	ZAR	158,972	1/2/2025	NWM	1,422	-	1,422
USD	160,395	ZAR	158,972	1/2/2025	NWM	1,423	-	1,423
USD	160,577	ZAR	158,972	1/2/2025	NWM	1,605	-	1,605
USD	160,583	ZAR	158,972	1/2/2025	NWM	1,611	-	1,611
USD	160,642	ZAR	158,972	1/2/2025	NWM	1,670	-	1,670
USD	160,678	ZAR	158,972	1/2/2025	NWM	1,706	-	1,706
USD	186,383	ZAR	185,467	1/2/2025	NWM	916	-	916
USD	186,540	ZAR	185,467	1/2/2025	NWM	1,073	-	1,073
USD	186,549	ZAR	185,467	1/2/2025	NWM	1,082	-	1,082
USD	186,571	ZAR	185,467	1/2/2025	NWM	1,104	-	1,104
USD	186,589	ZAR	185,467	1/2/2025	NWM	1,122	-	1,122
USD	186,613	ZAR	185,467	1/2/2025	NWM	1,146	-	1,146
USD	186,621	ZAR	185,467	1/2/2025	NWM	1,154	-	1,154
USD	186,640	ZAR	185,467	1/2/2025	NWM	1,173	-	1,173
USD	186,659	ZAR	185,467	1/2/2025	NWM	1,192	-	1,192
USD	186,670	ZAR	185,467	1/2/2025	NWM	1,203	-	1,203
USD	186,694	ZAR	185,467	1/2/2025	NWM	1,227	-	1,227
USD	186,711	ZAR	185,467	1/2/2025	NWM	1,244	-	1,244
USD	186,716	ZAR	185,467	1/2/2025	NWM	1,249	-	1,249
USD	186,719	ZAR	185,467	1/2/2025	NWM	1,252	-	1,252
USD	186,753	ZAR	185,467	1/2/2025	NWM	1,286	-	1,286
USD	186,837	ZAR	185,467	1/2/2025	NWM	1,370	-	1,370
USD	186,843	ZAR	185,467	1/2/2025	NWM	1,376	-	1,376
USD	186,846	ZAR	185,467	1/2/2025	NWM	1,379	-	1,379
USD	186,854	ZAR	185,467	1/2/2025	NWM	1,387	-	1,387
USD	186,859	ZAR	185,467	1/2/2025	NWM	1,392	-	1,392
USD	186,864	ZAR	185,467	1/2/2025	NWM	1,397	-	1,397
USD	186,867	ZAR	185,467	1/2/2025	NWM	1,400	-	1,400
USD	186,878	ZAR	185,467	1/2/2025	NWM	1,411	-	1,411
USD	186,938	ZAR	185,467	1/2/2025	NWM	1,471	-	1,471
USD	186,987	ZAR	185,467	1/2/2025	NWM	1,520	-	1,520
USD	187,003	ZAR	185,467	1/2/2025	NWM	1,536	-	1,536
USD	187,064	ZAR	185,467	1/2/2025	NWM	1,597	-	1,597
USD	187,088	ZAR	185,467	1/2/2025	NWM	1,621	-	1,621
USD	187,286	ZAR	185,467	1/2/2025	NWM	1,819	-	1,819
EUR	207,170	HUF	207,221	1/2/2025	NWM	-	(51)	(51)
USD	213,262	ZAR	211,963	1/2/2025	NWM	1,299	-	1,299
USD	213,290	ZAR	211,963	1/2/2025	NWM	1,327	-	1,327
USD	106,646	ZAR	105,981	1/2/2025	NWM	665	-	665
USD	106,646	ZAR	105,981	1/2/2025	NWM	665	-	665
USD	106,658	ZAR	105,981	1/2/2025	NWM	677	-	677
USD	106,658	ZAR	105,981	1/2/2025	NWM	677	-	677

See accompanying notes

American Beacon AHL Managed Futures Strategy FundSM

Consolidated Schedule of Investments

December 31, 2024

Currency Purchased*		Currency Sold*		Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
USD	213,336	ZAR	211,963	1/2/2025	NWM	$1,373	$-	$1,373
USD	213,397	ZAR	211,963	1/2/2025	NWM	1,434	-	1,434
USD	213,398	ZAR	211,963	1/2/2025	NWM	1,435	-	1,435
USD	213,400	ZAR	211,963	1/2/2025	NWM	1,437	-	1,437
USD	213,404	ZAR	211,963	1/2/2025	NWM	1,441	-	1,441
USD	213,508	ZAR	211,963	1/2/2025	NWM	1,545	-	1,545
USD	213,531	ZAR	211,963	1/2/2025	NWM	1,568	-	1,568
USD	213,546	ZAR	211,963	1/2/2025	NWM	1,583	-	1,583
USD	213,588	ZAR	211,963	1/2/2025	NWM	1,625	-	1,625
USD	213,600	ZAR	211,963	1/2/2025	NWM	1,637	-	1,637
USD	213,615	ZAR	211,963	1/2/2025	NWM	1,652	-	1,652
USD	213,649	ZAR	211,963	1/2/2025	NWM	1,686	-	1,686
USD	213,718	ZAR	211,963	1/2/2025	NWM	1,755	-	1,755
USD	133,457	ZAR	132,477	1/2/2025	NWM	980	-	980
USD	133,457	ZAR	132,477	1/2/2025	NWM	980	-	980
USD	272,524	ILS	275,065	1/2/2025	NWM	-	(2,541)	(2,541)
USD	273,647	ILS	275,065	1/2/2025	NWM	-	(1,418)	(1,418)
USD	273,774	ILS	275,065	1/2/2025	NWM	-	(1,291)	(1,291)
USD	159,934	ZAR	158,972	1/2/2025	NWM	962	-	962
USD	159,934	ZAR	158,972	1/2/2025	NWM	962	-	962
USD	159,962	ZAR	158,972	1/2/2025	NWM	990	-	990
USD	159,962	ZAR	158,972	1/2/2025	NWM	990	-	990
USD	159,969	ZAR	158,972	1/2/2025	NWM	997	-	997
USD	159,969	ZAR	158,972	1/2/2025	NWM	997	-	997
USD	160,245	ZAR	158,972	1/2/2025	NWM	1,273	-	1,273
USD	160,245	ZAR	158,972	1/2/2025	NWM	1,273	-	1,273
USD	556,411	ZAR	554,642	1/2/2025	NWM	1,769	-	1,769
USD	687,254	ZAR	685,454	1/2/2025	NWM	1,800	-	1,800
USD	792,023	ZAR	790,103	1/2/2025	NWM	1,920	-	1,920
USD	886,237	ZAR	884,288	1/2/2025	NWM	1,949	-	1,949
ILS	2,888,186	USD	2,877,106	1/2/2025	NWM	11,080	-	11,080
ZAR	2,946,562	USD	2,977,641	1/2/2025	NWM	-	(31,079)	(31,079)
ZAR	3,748,753	USD	3,791,945	1/2/2025	NWM	-	(43,192)	(43,192)
ZAR	4,084,105	USD	4,134,435	1/2/2025	NWM	-	(50,330)	(50,330)
ZAR	4,498,504	USD	4,552,303	1/2/2025	NWM	-	(53,799)	(53,799)
ZAR	18,132,688	USD	18,314,511	1/2/2025	NWM	-	(181,823)	(181,823)
USD	26,493	ZAR	26,495	1/3/2025	NWM	-	(2)	(2)
USD	26,604	ZAR	26,495	1/3/2025	NWM	109	-	109
USD	26,616	ZAR	26,495	1/3/2025	NWM	121	-	121
USD	26,625	ZAR	26,495	1/3/2025	NWM	130	-	130
USD	26,639	ZAR	26,495	1/3/2025	NWM	144	-	144
USD	26,651	ZAR	26,495	1/3/2025	NWM	156	-	156
USD	26,653	ZAR	26,495	1/3/2025	NWM	158	-	158
USD	26,668	ZAR	26,495	1/3/2025	NWM	173	-	173
USD	26,671	ZAR	26,495	1/3/2025	NWM	176	-	176
USD	26,672	ZAR	26,495	1/3/2025	NWM	177	-	177
USD	26,678	ZAR	26,495	1/3/2025	NWM	183	-	183
USD	26,688	ZAR	26,495	1/3/2025	NWM	193	-	193
USD	26,702	ZAR	26,495	1/3/2025	NWM	207	-	207
USD	52,952	ZAR	52,991	1/3/2025	NWM	-	(39)	(39)
USD	52,969	ZAR	52,991	1/3/2025	NWM	-	(22)	(22)
USD	53,010	ZAR	52,991	1/3/2025	NWM	19	-	19
USD	53,015	ZAR	52,991	1/3/2025	NWM	24	-	24
USD	53,035	ZAR	52,991	1/3/2025	NWM	44	-	44
USD	53,038	ZAR	52,991	1/3/2025	NWM	47	-	47
USD	53,076	ZAR	52,991	1/3/2025	NWM	85	-	85
USD	53,080	ZAR	52,991	1/3/2025	NWM	89	-	89
USD	53,151	ZAR	52,991	1/3/2025	NWM	160	-	160
USD	53,159	ZAR	52,991	1/3/2025	NWM	168	-	168

See accompanying notes

American Beacon AHL Managed Futures Strategy FundSM

Consolidated Schedule of Investments

December 31, 2024

Currency Purchased*		Currency Sold*		Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
USD	53,175	ZAR	52,991	1/3/2025	NWM	$184	$-	$184
USD	53,216	ZAR	52,991	1/3/2025	NWM	225	-	225
USD	53,233	ZAR	52,991	1/3/2025	NWM	242	-	242
USD	53,237	ZAR	52,991	1/3/2025	NWM	246	-	246
USD	53,251	ZAR	52,991	1/3/2025	NWM	260	-	260
USD	53,252	ZAR	52,991	1/3/2025	NWM	261	-	261
USD	53,253	ZAR	52,991	1/3/2025	NWM	262	-	262
USD	53,259	ZAR	52,991	1/3/2025	NWM	268	-	268
USD	53,262	ZAR	52,991	1/3/2025	NWM	271	-	271
USD	53,264	ZAR	52,991	1/3/2025	NWM	273	-	273
USD	53,267	ZAR	52,991	1/3/2025	NWM	276	-	276
USD	53,272	ZAR	52,991	1/3/2025	NWM	281	-	281
USD	53,274	ZAR	52,991	1/3/2025	NWM	283	-	283
USD	53,305	ZAR	52,991	1/3/2025	NWM	314	-	314
USD	53,308	ZAR	52,991	1/3/2025	NWM	317	-	317
USD	53,312	ZAR	52,991	1/3/2025	NWM	321	-	321
USD	53,319	ZAR	52,991	1/3/2025	NWM	328	-	328
USD	53,321	ZAR	52,991	1/3/2025	NWM	330	-	330
USD	53,336	ZAR	52,991	1/3/2025	NWM	345	-	345
USD	53,358	ZAR	52,991	1/3/2025	NWM	367	-	367
USD	53,388	ZAR	52,991	1/3/2025	NWM	397	-	397
USD	53,394	ZAR	52,991	1/3/2025	NWM	403	-	403
USD	53,401	ZAR	52,991	1/3/2025	NWM	410	-	410
USD	53,402	ZAR	52,991	1/3/2025	NWM	411	-	411
USD	79,381	ZAR	79,486	1/3/2025	NWM	-	(105)	(105)
USD	79,412	ZAR	79,486	1/3/2025	NWM	-	(74)	(74)
USD	79,416	ZAR	79,486	1/3/2025	NWM	-	(70)	(70)
USD	79,425	ZAR	79,486	1/3/2025	NWM	-	(61)	(61)
USD	79,439	ZAR	79,486	1/3/2025	NWM	-	(47)	(47)
USD	79,453	ZAR	79,486	1/3/2025	NWM	-	(33)	(33)
USD	79,461	ZAR	79,486	1/3/2025	NWM	-	(25)	(25)
USD	79,471	ZAR	79,486	1/3/2025	NWM	-	(15)	(15)
USD	79,479	ZAR	79,486	1/3/2025	NWM	-	(7)	(7)
USD	79,491	ZAR	79,486	1/3/2025	NWM	5	-	5
USD	79,508	ZAR	79,486	1/3/2025	NWM	22	-	22
USD	79,509	ZAR	79,486	1/3/2025	NWM	23	-	23
USD	79,516	ZAR	79,486	1/3/2025	NWM	30	-	30
USD	79,528	ZAR	79,486	1/3/2025	NWM	42	-	42
USD	79,529	ZAR	79,486	1/3/2025	NWM	43	-	43
USD	79,556	ZAR	79,486	1/3/2025	NWM	70	-	70
USD	79,574	ZAR	79,486	1/3/2025	NWM	88	-	88
USD	79,617	ZAR	79,486	1/3/2025	NWM	131	-	131
USD	79,737	ZAR	79,486	1/3/2025	NWM	251	-	251
USD	79,744	ZAR	79,486	1/3/2025	NWM	258	-	258
USD	79,747	ZAR	79,486	1/3/2025	NWM	261	-	261
USD	79,784	ZAR	79,486	1/3/2025	NWM	298	-	298
USD	79,794	ZAR	79,486	1/3/2025	NWM	308	-	308
USD	79,807	ZAR	79,486	1/3/2025	NWM	321	-	321
USD	79,817	ZAR	79,486	1/3/2025	NWM	331	-	331
USD	79,829	ZAR	79,486	1/3/2025	NWM	343	-	343
USD	79,831	ZAR	79,486	1/3/2025	NWM	345	-	345
USD	79,842	ZAR	79,486	1/3/2025	NWM	356	-	356
USD	79,846	ZAR	79,486	1/3/2025	NWM	360	-	360
USD	79,847	ZAR	79,486	1/3/2025	NWM	361	-	361
USD	79,855	ZAR	79,486	1/3/2025	NWM	369	-	369
USD	79,861	ZAR	79,486	1/3/2025	NWM	375	-	375
USD	79,864	ZAR	79,486	1/3/2025	NWM	378	-	378
USD	79,867	ZAR	79,486	1/3/2025	NWM	381	-	381
USD	79,875	ZAR	79,486	1/3/2025	NWM	389	-	389

See accompanying notes

American Beacon AHL Managed Futures Strategy FundSM

Consolidated Schedule of Investments

December 31, 2024

Currency Purchased*		Currency Sold*		Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
USD	79,879	ZAR	79,486	1/3/2025	NWM	$393	$-	$393
USD	79,886	ZAR	79,486	1/3/2025	NWM	400	-	400
USD	79,902	ZAR	79,486	1/3/2025	NWM	416	-	416
USD	79,904	ZAR	79,486	1/3/2025	NWM	418	-	418
USD	79,907	ZAR	79,486	1/3/2025	NWM	421	-	421
USD	79,911	ZAR	79,486	1/3/2025	NWM	425	-	425
USD	79,912	ZAR	79,486	1/3/2025	NWM	426	-	426
USD	79,913	ZAR	79,486	1/3/2025	NWM	427	-	427
USD	79,914	ZAR	79,486	1/3/2025	NWM	428	-	428
USD	79,960	ZAR	79,486	1/3/2025	NWM	474	-	474
USD	79,965	ZAR	79,486	1/3/2025	NWM	479	-	479
USD	79,966	ZAR	79,486	1/3/2025	NWM	480	-	480
USD	79,967	ZAR	79,486	1/3/2025	NWM	481	-	481
USD	79,972	ZAR	79,486	1/3/2025	NWM	486	-	486
USD	79,979	ZAR	79,486	1/3/2025	NWM	493	-	493
USD	79,982	ZAR	79,486	1/3/2025	NWM	496	-	496
USD	79,985	ZAR	79,486	1/3/2025	NWM	499	-	499
USD	79,986	ZAR	79,486	1/3/2025	NWM	500	-	500
USD	79,988	ZAR	79,486	1/3/2025	NWM	502	-	502
USD	80,003	ZAR	79,486	1/3/2025	NWM	517	-	517
USD	80,007	ZAR	79,486	1/3/2025	NWM	521	-	521
USD	80,012	ZAR	79,486	1/3/2025	NWM	526	-	526
USD	80,031	ZAR	79,486	1/3/2025	NWM	545	-	545
USD	80,040	ZAR	79,486	1/3/2025	NWM	554	-	554
USD	80,049	ZAR	79,486	1/3/2025	NWM	563	-	563
USD	80,063	ZAR	79,486	1/3/2025	NWM	577	-	577
USD	80,077	ZAR	79,486	1/3/2025	NWM	591	-	591
USD	80,086	ZAR	79,486	1/3/2025	NWM	600	-	600
USD	80,090	ZAR	79,486	1/3/2025	NWM	604	-	604
USD	80,095	ZAR	79,486	1/3/2025	NWM	609	-	609
USD	80,119	ZAR	79,486	1/3/2025	NWM	633	-	633
USD	80,121	ZAR	79,486	1/3/2025	NWM	635	-	635
USD	80,156	ZAR	79,486	1/3/2025	NWM	670	-	670
USD	80,177	ZAR	79,486	1/3/2025	NWM	691	-	691
HUF	103,380	EUR	103,585	1/3/2025	NWM	-	(205)	(205)
USD	105,871	ZAR	105,981	1/3/2025	NWM	-	(110)	(110)
USD	105,913	ZAR	105,981	1/3/2025	NWM	-	(68)	(68)
USD	105,917	ZAR	105,981	1/3/2025	NWM	-	(64)	(64)
USD	105,919	ZAR	105,981	1/3/2025	NWM	-	(62)	(62)
USD	105,982	ZAR	105,981	1/3/2025	NWM	1	-	1
USD	106,005	ZAR	105,981	1/3/2025	NWM	24	-	24
USD	106,010	ZAR	105,981	1/3/2025	NWM	29	-	29
USD	106,027	ZAR	105,981	1/3/2025	NWM	46	-	46
USD	106,031	ZAR	105,981	1/3/2025	NWM	50	-	50
USD	106,075	ZAR	105,981	1/3/2025	NWM	94	-	94
USD	106,092	ZAR	105,981	1/3/2025	NWM	111	-	111
USD	106,154	ZAR	105,981	1/3/2025	NWM	173	-	173
USD	106,313	ZAR	105,981	1/3/2025	NWM	332	-	332
USD	106,329	ZAR	105,981	1/3/2025	NWM	348	-	348
USD	106,380	ZAR	105,981	1/3/2025	NWM	399	-	399
USD	106,427	ZAR	105,981	1/3/2025	NWM	446	-	446
USD	106,437	ZAR	105,981	1/3/2025	NWM	456	-	456
USD	106,439	ZAR	105,981	1/3/2025	NWM	458	-	458
USD	53,228	ZAR	52,991	1/3/2025	NWM	237	-	237
USD	53,228	ZAR	52,991	1/3/2025	NWM	237	-	237
USD	106,464	ZAR	105,981	1/3/2025	NWM	483	-	483
USD	106,466	ZAR	105,981	1/3/2025	NWM	485	-	485
USD	106,494	ZAR	105,981	1/3/2025	NWM	513	-	513
USD	106,500	ZAR	105,981	1/3/2025	NWM	519	-	519

See accompanying notes

American Beacon AHL Managed Futures Strategy FundSM

Consolidated Schedule of Investments

December 31, 2024

Currency Purchased*		Currency Sold*		Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
USD	106,509	ZAR	105,981	1/3/2025	NWM	$528	$-	$528
USD	106,522	ZAR	105,981	1/3/2025	NWM	541	-	541
USD	106,549	ZAR	105,981	1/3/2025	NWM	568	-	568
USD	106,554	ZAR	105,981	1/3/2025	NWM	573	-	573
USD	106,575	ZAR	105,981	1/3/2025	NWM	594	-	594
USD	106,580	ZAR	105,981	1/3/2025	NWM	599	-	599
USD	106,600	ZAR	105,981	1/3/2025	NWM	619	-	619
USD	106,613	ZAR	105,981	1/3/2025	NWM	632	-	632
USD	106,620	ZAR	105,981	1/3/2025	NWM	639	-	639
USD	106,621	ZAR	105,981	1/3/2025	NWM	640	-	640
USD	106,624	ZAR	105,981	1/3/2025	NWM	643	-	643
USD	106,628	ZAR	105,981	1/3/2025	NWM	647	-	647
USD	106,634	ZAR	105,981	1/3/2025	NWM	653	-	653
USD	106,637	ZAR	105,981	1/3/2025	NWM	656	-	656
USD	106,639	ZAR	105,981	1/3/2025	NWM	658	-	658
USD	106,659	ZAR	105,981	1/3/2025	NWM	678	-	678
USD	106,668	ZAR	105,981	1/3/2025	NWM	687	-	687
USD	106,678	ZAR	105,981	1/3/2025	NWM	697	-	697
USD	106,685	ZAR	105,981	1/3/2025	NWM	704	-	704
USD	106,699	ZAR	105,981	1/3/2025	NWM	718	-	718
USD	106,708	ZAR	105,981	1/3/2025	NWM	727	-	727
USD	106,729	ZAR	105,981	1/3/2025	NWM	748	-	748
USD	106,730	ZAR	105,981	1/3/2025	NWM	749	-	749
USD	106,734	ZAR	105,981	1/3/2025	NWM	753	-	753
USD	106,759	ZAR	105,981	1/3/2025	NWM	778	-	778
USD	53,387	ZAR	52,991	1/3/2025	NWM	396	-	396
USD	53,387	ZAR	52,991	1/3/2025	NWM	396	-	396
USD	106,784	ZAR	105,981	1/3/2025	NWM	803	-	803
USD	106,819	ZAR	105,981	1/3/2025	NWM	838	-	838
USD	106,837	ZAR	105,981	1/3/2025	NWM	856	-	856
USD	110,640	CHF	110,187	1/3/2025	NWM	453	-	453
USD	132,235	ZAR	132,477	1/3/2025	NWM	-	(242)	(242)
USD	132,326	ZAR	132,477	1/3/2025	NWM	-	(151)	(151)
USD	132,339	ZAR	132,477	1/3/2025	NWM	-	(138)	(138)
USD	132,379	ZAR	132,477	1/3/2025	NWM	-	(98)	(98)
USD	132,401	ZAR	132,477	1/3/2025	NWM	-	(76)	(76)
USD	132,422	ZAR	132,477	1/3/2025	NWM	-	(55)	(55)
USD	132,429	ZAR	132,477	1/3/2025	NWM	-	(48)	(48)
USD	132,436	ZAR	132,477	1/3/2025	NWM	-	(41)	(41)
USD	132,443	ZAR	132,477	1/3/2025	NWM	-	(34)	(34)
USD	132,451	ZAR	132,477	1/3/2025	NWM	-	(26)	(26)
USD	132,671	ZAR	132,477	1/3/2025	NWM	194	-	194
USD	132,761	ZAR	132,477	1/3/2025	NWM	284	-	284
USD	132,930	ZAR	132,477	1/3/2025	NWM	453	-	453
USD	132,964	ZAR	132,477	1/3/2025	NWM	487	-	487
USD	133,033	ZAR	132,477	1/3/2025	NWM	556	-	556
USD	133,034	ZAR	132,477	1/3/2025	NWM	557	-	557
USD	133,052	ZAR	132,477	1/3/2025	NWM	575	-	575
USD	133,058	ZAR	132,477	1/3/2025	NWM	581	-	581
USD	133,104	ZAR	132,477	1/3/2025	NWM	627	-	627
USD	133,106	ZAR	132,477	1/3/2025	NWM	629	-	629
USD	133,111	ZAR	132,477	1/3/2025	NWM	634	-	634
USD	133,126	ZAR	132,477	1/3/2025	NWM	649	-	649
USD	133,145	ZAR	132,477	1/3/2025	NWM	668	-	668
USD	133,146	ZAR	132,477	1/3/2025	NWM	669	-	669
USD	133,149	ZAR	132,477	1/3/2025	NWM	672	-	672
USD	133,156	ZAR	132,477	1/3/2025	NWM	679	-	679
USD	133,159	ZAR	132,477	1/3/2025	NWM	682	-	682
USD	133,162	ZAR	132,477	1/3/2025	NWM	685	-	685

See accompanying notes

American Beacon AHL Managed Futures Strategy FundSM

Consolidated Schedule of Investments

December 31, 2024

Currency Purchased*		Currency Sold*		Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
USD	133,167	ZAR	132,477	1/3/2025	NWM	$690	$-	$690
USD	133,187	ZAR	132,477	1/3/2025	NWM	710	-	710
USD	133,202	ZAR	132,477	1/3/2025	NWM	725	-	725
USD	133,228	ZAR	132,477	1/3/2025	NWM	751	-	751
USD	133,231	ZAR	132,477	1/3/2025	NWM	754	-	754
USD	133,257	ZAR	132,477	1/3/2025	NWM	780	-	780
USD	133,258	ZAR	132,477	1/3/2025	NWM	781	-	781
USD	133,259	ZAR	132,477	1/3/2025	NWM	782	-	782
USD	133,268	ZAR	132,477	1/3/2025	NWM	791	-	791
USD	133,275	ZAR	132,477	1/3/2025	NWM	798	-	798
USD	133,278	ZAR	132,477	1/3/2025	NWM	801	-	801
USD	133,285	ZAR	132,477	1/3/2025	NWM	808	-	808
USD	133,287	ZAR	132,477	1/3/2025	NWM	810	-	810
USD	133,293	ZAR	132,477	1/3/2025	NWM	816	-	816
USD	133,298	ZAR	132,477	1/3/2025	NWM	821	-	821
USD	133,299	ZAR	132,477	1/3/2025	NWM	822	-	822
USD	133,301	ZAR	132,477	1/3/2025	NWM	824	-	824
USD	133,312	ZAR	132,477	1/3/2025	NWM	835	-	835
USD	133,321	ZAR	132,477	1/3/2025	NWM	844	-	844
USD	133,327	ZAR	132,477	1/3/2025	NWM	850	-	850
USD	133,417	ZAR	132,477	1/3/2025	NWM	940	-	940
USD	133,474	ZAR	132,477	1/3/2025	NWM	997	-	997
USD	133,483	ZAR	132,477	1/3/2025	NWM	1,006	-	1,006
USD	133,486	ZAR	132,477	1/3/2025	NWM	1,009	-	1,009
USD	133,518	ZAR	132,477	1/3/2025	NWM	1,041	-	1,041
USD	133,553	ZAR	132,477	1/3/2025	NWM	1,076	-	1,076
USD	133,563	ZAR	132,477	1/3/2025	NWM	1,086	-	1,086
USD	133,593	ZAR	132,477	1/3/2025	NWM	1,116	-	1,116
USD	136,701	ILS	137,533	1/3/2025	NWM	-	(832)	(832)
USD	136,890	ILS	137,533	1/3/2025	NWM	-	(643)	(643)
USD	136,966	ILS	137,533	1/3/2025	NWM	-	(567)	(567)
USD	158,841	ZAR	158,972	1/3/2025	NWM	-	(131)	(131)
USD	158,891	ZAR	158,972	1/3/2025	NWM	-	(81)	(81)
USD	158,897	ZAR	158,972	1/3/2025	NWM	-	(75)	(75)
USD	158,907	ZAR	158,972	1/3/2025	NWM	-	(65)	(65)
USD	159,237	ZAR	158,972	1/3/2025	NWM	265	-	265
USD	159,514	ZAR	158,972	1/3/2025	NWM	542	-	542
USD	159,529	ZAR	158,972	1/3/2025	NWM	557	-	557
USD	159,567	ZAR	158,972	1/3/2025	NWM	595	-	595
USD	159,632	ZAR	158,972	1/3/2025	NWM	660	-	660
USD	159,683	ZAR	158,972	1/3/2025	NWM	711	-	711
USD	159,687	ZAR	158,972	1/3/2025	NWM	715	-	715
USD	159,689	ZAR	158,972	1/3/2025	NWM	717	-	717
USD	159,696	ZAR	158,972	1/3/2025	NWM	724	-	724
USD	159,707	ZAR	158,972	1/3/2025	NWM	735	-	735
USD	79,854	ZAR	79,486	1/3/2025	NWM	368	-	368
USD	79,854	ZAR	79,486	1/3/2025	NWM	368	-	368
USD	159,725	ZAR	158,972	1/3/2025	NWM	753	-	753
USD	159,734	ZAR	158,972	1/3/2025	NWM	762	-	762
USD	159,735	ZAR	158,972	1/3/2025	NWM	763	-	763
USD	79,871	ZAR	79,486	1/3/2025	NWM	385	-	385
USD	79,871	ZAR	79,486	1/3/2025	NWM	385	-	385
USD	159,754	ZAR	158,972	1/3/2025	NWM	782	-	782
USD	159,771	ZAR	158,972	1/3/2025	NWM	799	-	799
USD	159,775	ZAR	158,972	1/3/2025	NWM	803	-	803
USD	159,782	ZAR	158,972	1/3/2025	NWM	810	-	810
USD	79,895	ZAR	79,486	1/3/2025	NWM	409	-	409
USD	79,895	ZAR	79,486	1/3/2025	NWM	409	-	409
USD	79,897	ZAR	79,486	1/3/2025	NWM	411	-	411

See accompanying notes

American Beacon AHL Managed Futures Strategy FundSM

Consolidated Schedule of Investments

December 31, 2024

Currency Purchased*		Currency Sold*		Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
USD	79,897	ZAR	79,486	1/3/2025	NWM	$411	$-	$411
USD	159,802	ZAR	158,972	1/3/2025	NWM	830	-	830
USD	159,821	ZAR	158,972	1/3/2025	NWM	849	-	849
USD	159,850	ZAR	158,972	1/3/2025	NWM	878	-	878
USD	159,852	ZAR	158,972	1/3/2025	NWM	880	-	880
USD	159,864	ZAR	158,972	1/3/2025	NWM	892	-	892
USD	159,872	ZAR	158,972	1/3/2025	NWM	900	-	900
USD	159,910	ZAR	158,972	1/3/2025	NWM	938	-	938
USD	159,914	ZAR	158,972	1/3/2025	NWM	942	-	942
USD	159,926	ZAR	158,972	1/3/2025	NWM	954	-	954
USD	79,963	ZAR	79,486	1/3/2025	NWM	477	-	477
USD	79,963	ZAR	79,486	1/3/2025	NWM	477	-	477
USD	159,931	ZAR	158,972	1/3/2025	NWM	959	-	959
USD	159,936	ZAR	158,972	1/3/2025	NWM	964	-	964
USD	159,972	ZAR	158,972	1/3/2025	NWM	1,000	-	1,000
USD	159,976	ZAR	158,972	1/3/2025	NWM	1,004	-	1,004
USD	159,991	ZAR	158,972	1/3/2025	NWM	1,019	-	1,019
USD	159,993	ZAR	158,972	1/3/2025	NWM	1,021	-	1,021
USD	159,996	ZAR	158,972	1/3/2025	NWM	1,024	-	1,024
USD	160,001	ZAR	158,972	1/3/2025	NWM	1,029	-	1,029
USD	160,010	ZAR	158,972	1/3/2025	NWM	1,038	-	1,038
USD	160,029	ZAR	158,972	1/3/2025	NWM	1,057	-	1,057
USD	160,062	ZAR	158,972	1/3/2025	NWM	1,090	-	1,090
USD	160,067	ZAR	158,972	1/3/2025	NWM	1,095	-	1,095
USD	160,073	ZAR	158,972	1/3/2025	NWM	1,101	-	1,101
USD	160,110	ZAR	158,972	1/3/2025	NWM	1,138	-	1,138
USD	160,141	ZAR	158,972	1/3/2025	NWM	1,169	-	1,169
USD	160,160	ZAR	158,972	1/3/2025	NWM	1,188	-	1,188
USD	160,165	ZAR	158,972	1/3/2025	NWM	1,193	-	1,193
USD	160,181	ZAR	158,972	1/3/2025	NWM	1,209	-	1,209
USD	160,302	ZAR	158,972	1/3/2025	NWM	1,330	-	1,330
USD	160,313	ZAR	158,972	1/3/2025	NWM	1,341	-	1,341
USD	160,344	ZAR	158,972	1/3/2025	NWM	1,372	-	1,372
USD	185,553	ZAR	185,467	1/3/2025	NWM	86	-	86
USD	186,083	ZAR	185,467	1/3/2025	NWM	616	-	616
USD	186,104	ZAR	185,467	1/3/2025	NWM	637	-	637
USD	186,111	ZAR	185,467	1/3/2025	NWM	644	-	644
USD	186,241	ZAR	185,467	1/3/2025	NWM	774	-	774
USD	186,249	ZAR	185,467	1/3/2025	NWM	782	-	782
USD	186,266	ZAR	185,467	1/3/2025	NWM	799	-	799
USD	186,301	ZAR	185,467	1/3/2025	NWM	834	-	834
USD	186,304	ZAR	185,467	1/3/2025	NWM	837	-	837
USD	186,307	ZAR	185,467	1/3/2025	NWM	840	-	840
USD	186,313	ZAR	185,467	1/3/2025	NWM	846	-	846
USD	186,318	ZAR	185,467	1/3/2025	NWM	851	-	851
USD	186,332	ZAR	185,467	1/3/2025	NWM	865	-	865
USD	186,349	ZAR	185,467	1/3/2025	NWM	882	-	882
USD	186,414	ZAR	185,467	1/3/2025	NWM	947	-	947
USD	186,415	ZAR	185,467	1/3/2025	NWM	948	-	948
USD	186,426	ZAR	185,467	1/3/2025	NWM	959	-	959
USD	186,428	ZAR	185,467	1/3/2025	NWM	961	-	961
USD	186,443	ZAR	185,467	1/3/2025	NWM	976	-	976
USD	186,445	ZAR	185,467	1/3/2025	NWM	978	-	978
USD	186,465	ZAR	185,467	1/3/2025	NWM	998	-	998
USD	186,487	ZAR	185,467	1/3/2025	NWM	1,020	-	1,020
USD	186,497	ZAR	185,467	1/3/2025	NWM	1,030	-	1,030
USD	186,498	ZAR	185,467	1/3/2025	NWM	1,031	-	1,031
USD	186,501	ZAR	185,467	1/3/2025	NWM	1,034	-	1,034
USD	186,526	ZAR	185,467	1/3/2025	NWM	1,059	-	1,059

See accompanying notes

American Beacon AHL Managed Futures Strategy FundSM

Consolidated Schedule of Investments

December 31, 2024

Currency Purchased*		Currency Sold*		Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
USD	186,553	ZAR	185,467	1/3/2025	NWM	$1,086	$-	$1,086
USD	186,568	ZAR	185,467	1/3/2025	NWM	1,101	-	1,101
USD	186,604	ZAR	185,467	1/3/2025	NWM	1,137	-	1,137
USD	186,607	ZAR	185,467	1/3/2025	NWM	1,140	-	1,140
USD	186,610	ZAR	185,467	1/3/2025	NWM	1,143	-	1,143
USD	186,624	ZAR	185,467	1/3/2025	NWM	1,157	-	1,157
USD	186,626	ZAR	185,467	1/3/2025	NWM	1,159	-	1,159
USD	186,641	ZAR	185,467	1/3/2025	NWM	1,174	-	1,174
USD	186,646	ZAR	185,467	1/3/2025	NWM	1,179	-	1,179
USD	186,673	ZAR	185,467	1/3/2025	NWM	1,206	-	1,206
USD	186,674	ZAR	185,467	1/3/2025	NWM	1,207	-	1,207
USD	186,675	ZAR	185,467	1/3/2025	NWM	1,208	-	1,208
USD	186,683	ZAR	185,467	1/3/2025	NWM	1,216	-	1,216
USD	186,701	ZAR	185,467	1/3/2025	NWM	1,234	-	1,234
USD	186,705	ZAR	185,467	1/3/2025	NWM	1,238	-	1,238
USD	186,746	ZAR	185,467	1/3/2025	NWM	1,279	-	1,279
USD	186,753	ZAR	185,467	1/3/2025	NWM	1,286	-	1,286
USD	186,854	ZAR	185,467	1/3/2025	NWM	1,387	-	1,387
USD	186,977	ZAR	185,467	1/3/2025	NWM	1,510	-	1,510
USD	187,063	ZAR	185,467	1/3/2025	NWM	1,596	-	1,596
USD	187,066	ZAR	185,467	1/3/2025	NWM	1,599	-	1,599
SEK	206,790	EUR	207,170	1/3/2025	NWM	-	(380)	(380)
USD	212,139	ZAR	211,963	1/3/2025	NWM	176	-	176
USD	212,251	ZAR	211,963	1/3/2025	NWM	288	-	288
USD	212,611	ZAR	211,963	1/3/2025	NWM	648	-	648
USD	213,006	ZAR	211,963	1/3/2025	NWM	1,043	-	1,043
USD	213,014	ZAR	211,963	1/3/2025	NWM	1,051	-	1,051
USD	213,124	ZAR	211,963	1/3/2025	NWM	1,161	-	1,161
USD	213,130	ZAR	211,963	1/3/2025	NWM	1,167	-	1,167
USD	213,173	ZAR	211,963	1/3/2025	NWM	1,210	-	1,210
USD	213,271	ZAR	211,963	1/3/2025	NWM	1,308	-	1,308
USD	213,298	ZAR	211,963	1/3/2025	NWM	1,335	-	1,335
USD	213,315	ZAR	211,963	1/3/2025	NWM	1,352	-	1,352
USD	213,659	ZAR	211,963	1/3/2025	NWM	1,696	-	1,696
USD	213,696	ZAR	211,963	1/3/2025	NWM	1,733	-	1,733
USD	221,455	CHF	220,374	1/3/2025	NWM	1,081	-	1,081
USD	221,769	CHF	220,374	1/3/2025	NWM	1,395	-	1,395
USD	221,823	CHF	220,374	1/3/2025	NWM	1,449	-	1,449
USD	221,828	CHF	220,374	1/3/2025	NWM	1,454	-	1,454
USD	239,236	ZAR	238,458	1/3/2025	NWM	778	-	778
USD	265,508	ZAR	264,953	1/3/2025	NWM	555	-	555
USD	265,676	ZAR	264,953	1/3/2025	NWM	723	-	723
USD	133,171	ZAR	132,477	1/3/2025	NWM	694	-	694
USD	133,171	ZAR	132,477	1/3/2025	NWM	694	-	694
USD	133,276	ZAR	132,477	1/3/2025	NWM	799	-	799
USD	133,276	ZAR	132,477	1/3/2025	NWM	799	-	799
USD	133,279	ZAR	132,477	1/3/2025	NWM	802	-	802
USD	133,279	ZAR	132,477	1/3/2025	NWM	802	-	802
USD	291,936	ZAR	291,449	1/3/2025	NWM	487	-	487
USD	292,421	ZAR	291,449	1/3/2025	NWM	972	-	972
USD	318,488	ZAR	317,944	1/3/2025	NWM	544	-	544
USD	332,576	CHF	330,560	1/3/2025	NWM	2,016	-	2,016
USD	332,602	CHF	330,560	1/3/2025	NWM	2,042	-	2,042
USD	186,642	ZAR	185,467	1/3/2025	NWM	1,175	-	1,175
USD	186,642	ZAR	185,467	1/3/2025	NWM	1,175	-	1,175
USD	443,444	CHF	440,747	1/3/2025	NWM	2,697	-	2,697
USD	554,103	CHF	550,934	1/3/2025	NWM	3,169	-	3,169
USD	554,293	CHF	550,934	1/3/2025	NWM	3,359	-	3,359
USD	554,336	CHF	550,934	1/3/2025	NWM	3,402	-	3,402

See accompanying notes

American Beacon AHL Managed Futures Strategy FundSM

Consolidated Schedule of Investments

December 31, 2024

Currency Purchased*		Currency Sold*		Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
USD	664,901	CHF	661,121	1/3/2025	NWM	$3,780	$-	$3,780
CHF	4,407,471	USD	4,423,554	1/3/2025	NWM	-	(16,083)	(16,083)
EUR	103,597	JPY	104,288	1/6/2025	NWM	-	(691)	(691)
EUR	103,597	JPY	104,353	1/6/2025	NWM	-	(756)	(756)
EUR	103,597	JPY	104,368	1/6/2025	NWM	-	(771)	(771)
EUR	103,597	JPY	104,470	1/6/2025	NWM	-	(873)	(873)
EUR	103,597	JPY	104,477	1/6/2025	NWM	-	(880)	(880)
EUR	103,597	JPY	104,503	1/6/2025	NWM	-	(906)	(906)
USD	110,327	CHF	110,187	1/6/2025	NWM	140	-	140
USD	110,452	CHF	110,187	1/6/2025	NWM	265	-	265
USD	110,473	CHF	110,187	1/6/2025	NWM	286	-	286
USD	110,505	CHF	110,187	1/6/2025	NWM	318	-	318
USD	110,583	CHF	110,187	1/6/2025	NWM	396	-	396
USD	110,645	CHF	110,187	1/6/2025	NWM	458	-	458
USD	110,657	CHF	110,187	1/6/2025	NWM	470	-	470
USD	110,683	CHF	110,187	1/6/2025	NWM	496	-	496
USD	110,695	CHF	110,187	1/6/2025	NWM	508	-	508
USD	110,724	CHF	110,187	1/6/2025	NWM	537	-	537
EUR	207,195	JPY	208,645	1/6/2025	NWM	-	(1,450)	(1,450)
EUR	207,195	JPY	209,022	1/6/2025	NWM	-	(1,827)	(1,827)
USD	220,361	CHF	220,374	1/6/2025	NWM	-	(13)	(13)
USD	220,505	CHF	220,374	1/6/2025	NWM	131	-	131
USD	220,707	CHF	220,374	1/6/2025	NWM	333	-	333
USD	220,853	CHF	220,374	1/6/2025	NWM	479	-	479
USD	220,958	CHF	220,374	1/6/2025	NWM	584	-	584
USD	221,078	CHF	220,374	1/6/2025	NWM	704	-	704
USD	221,239	CHF	220,374	1/6/2025	NWM	865	-	865
EUR	310,792	JPY	313,087	1/6/2025	NWM	-	(2,295)	(2,295)
EUR	310,792	JPY	313,186	1/6/2025	NWM	-	(2,394)	(2,394)
EUR	310,793	JPY	313,234	1/6/2025	NWM	-	(2,441)	(2,441)
EUR	310,793	JPY	313,314	1/6/2025	NWM	-	(2,521)	(2,521)
USD	331,407	CHF	330,560	1/6/2025	NWM	847	-	847
USD	331,602	CHF	330,560	1/6/2025	NWM	1,042	-	1,042
USD	331,609	CHF	330,560	1/6/2025	NWM	1,049	-	1,049
USD	331,682	CHF	330,560	1/6/2025	NWM	1,122	-	1,122
USD	332,134	CHF	330,560	1/6/2025	NWM	1,574	-	1,574
EUR	414,390	JPY	417,920	1/6/2025	NWM	-	(3,530)	(3,530)
EUR	414,390	JPY	418,052	1/6/2025	NWM	-	(3,662)	(3,662)
USD	441,847	CHF	440,747	1/6/2025	NWM	1,100	-	1,100
USD	442,914	CHF	440,747	1/6/2025	NWM	2,167	-	2,167
EUR	517,987	JPY	522,409	1/6/2025	NWM	-	(4,422)	(4,422)
EUR	517,987	JPY	523,496	1/6/2025	NWM	-	(5,509)	(5,509)
USD	554,053	CHF	550,934	1/6/2025	NWM	3,119	-	3,119
JPY	4,183,441	EUR	4,143,901	1/6/2025	NWM	39,540	-	39,540
EUR	103,602	JPY	104,558	1/7/2025	NWM	-	(956)	(956)
EUR	103,602	JPY	104,588	1/7/2025	NWM	-	(986)	(986)
EUR	103,602	JPY	104,597	1/7/2025	NWM	-	(995)	(995)
EUR	103,602	JPY	104,598	1/7/2025	NWM	-	(996)	(996)
EUR	103,602	JPY	104,683	1/7/2025	NWM	-	(1,081)	(1,081)
EUR	207,203	JPY	207,793	1/7/2025	NWM	-	(590)	(590)
EUR	207,203	JPY	209,495	1/7/2025	NWM	-	(2,292)	(2,292)
EUR	207,204	JPY	209,114	1/7/2025	NWM	-	(1,910)	(1,910)
EUR	103,602	JPY	104,714	1/7/2025	NWM	-	(1,112)	(1,112)
EUR	103,602	JPY	104,714	1/7/2025	NWM	-	(1,112)	(1,112)
EUR	310,806	JPY	313,795	1/7/2025	NWM	-	(2,989)	(2,989)
EUR	414,407	JPY	418,236	1/7/2025	NWM	-	(3,829)	(3,829)
EUR	414,407	JPY	418,370	1/7/2025	NWM	-	(3,963)	(3,963)
EUR	518,008	JPY	522,765	1/7/2025	NWM	-	(4,757)	(4,757)
EUR	518,009	JPY	517,443	1/7/2025	NWM	566	-	566

See accompanying notes

American Beacon AHL Managed Futures Strategy FundSM

Consolidated Schedule of Investments

December 31, 2024

Currency Purchased*		Currency Sold*		Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
EUR	518,009	JPY	523,029	1/7/2025	NWM	$-	$(5,020)	$(5,020)
EUR	518,009	JPY	523,379	1/7/2025	NWM	-	(5,370)	(5,370)
USD	161	HUF	162	1/16/2025	NWM	-	(1)	(1)
USD	361	CHF	348	1/16/2025	NWM	13	-	13
USD	759	HUF	753	1/16/2025	NWM	6	-	6
HUF	1,351	USD	1,375	1/16/2025	NWM	-	(24)	(24)
USD	2,122	HUF	2,129	1/16/2025	NWM	-	(7)	(7)
USD	2,383	HUF	2,342	1/16/2025	NWM	41	-	41
HUF	2,594	USD	2,654	1/16/2025	NWM	-	(60)	(60)
USD	2,766	HUF	2,726	1/16/2025	NWM	40	-	40
USD	4,799	CHF	4,756	1/16/2025	NWM	43	-	43
USD	8,507	HUF	8,370	1/16/2025	NWM	137	-	137
CHF	9,616	USD	9,661	1/16/2025	NWM	-	(45)	(45)
CHF	12,258	USD	12,477	1/16/2025	NWM	-	(219)	(219)
USD	23,127	CHF	22,774	1/16/2025	NWM	353	-	353
USD	29,846	CHF	29,197	1/16/2025	NWM	649	-	649
USD	30,079	CHF	29,602	1/16/2025	NWM	477	-	477
USD	54,965	CHF	54,419	1/16/2025	NWM	546	-	546
HUF	66,462	USD	67,558	1/16/2025	NWM	-	(1,096)	(1,096)
USD	137,024	CHF	135,093	1/16/2025	NWM	1,931	-	1,931
USD	169,356	CHF	166,391	1/16/2025	NWM	2,965	-	2,965
USD	1,614,367	CHF	1,591,351	1/16/2025	NWM	23,016	-	23,016
JPY	503,316	EUR	518,296	1/21/2025	NWM	-	(14,980)	(14,980)
EUR	518,296	JPY	504,688	1/21/2025	NWM	13,608	-	13,608
EUR	518,296	JPY	516,645	1/21/2025	NWM	1,651	-	1,651
JPY	929,166	EUR	932,931	1/21/2025	NWM	-	(3,765)	(3,765)
JPY	1,140,722	EUR	1,140,251	1/21/2025	NWM	471	-	471
EUR	1,347,569	JPY	1,343,964	1/21/2025	NWM	3,605	-	3,605
JPY	1,602,056	EUR	1,658,547	1/21/2025	NWM	-	(56,491)	(56,491)
JPY	2,021,580	EUR	2,073,183	1/21/2025	NWM	-	(51,603)	(51,603)
JPY	2;2.97,727	EUR	2,384,161	1/21/2025	NWM	-	(86,434)	(86,434)
JPY	2,558,412	EUR	2,591,479	1/21/2025	NWM	-	(33,067)	(33,067)
JPY	2,904,916	EUR	3,006,116	1/21/2025	NWM	-	(101,200)	(101,200)
EUR	3,109,775	JPY	3,052,506	1/21/2025	NWM	57,269	-	57,269
EUR	3,524,412	JPY	3,449,379	1/21/2025	NWM	75,033	-	75,033
EUR	3,628,071	JPY	3,592,468	1/21/2025	NWM	35,603	-	35,603
JPY	3,804,904	EUR	3,835,388	1/21/2025	NWM	-	(30,484)	(30,484)
JPY	4,001,079	EUR	4,146,367	1/21/2025	NWM	-	(145,288)	(145,288)
EUR	4,146,366	JPY	4,092,109	1/21/2025	NWM	54,257	-	54,257
EUR	4,146,367	JPY	4,185,475	1/21/2025	NWM	-	(39,108)	(39,108)
EUR	4;2.50,026	JPY	4;2.01,079	1/21/2025	NWM	48,947	-	48,947
EUR	5,079,299	JPY	5,119,983	1/21/2025	NWM	-	(40,684)	(40,684)
JPY	5,383,607	EUR	5,390,276	1/21/2025	NWM	-	(6,669)	(6,669)
JPY	6,461,752	EUR	6,426,867	1/21/2025	NWM	34,885	-	34,885
JPY	9,642,858	EUR	9,951,280	1/21/2025	NWM	-	(308,422)	(308,422)
JPY	10,123,147	EUR	10;2.62,257	1/21/2025	NWM	-	(139,110)	(139,110)
EUR	36,046,176	JPY	36;2.28,214	1/21/2025	NWM	-	(182,038)	(182,038)
EUR	38,692,083	JPY	38,896,750	1/21/2025	NWM	-	(204,667)	(204,667)
ZAR	1,829,624	USD	1,933,523	1/29/2025	NWM	-	(103,899)	(103,899)
USD	2,315,107	ZAR	2;2.92,709	1/29/2025	NWM	22,398	-	22,398
ZAR	2,767,558	USD	2,953,390	1/29/2025	NWM	-	(185,832)	(185,832)
USD	2,970,003	ZAR	2,939,366	1/29/2025	NWM	30,637	-	30,637
USD	2,973,014	ZAR	2,852,347	1/29/2025	NWM	120,667	-	120,667
ZAR	3;2.28,818	USD	3,445,554	1/29/2025	NWM	-	(216,736)	(216,736)
USD	3,782,217	ZAR	3,739,598	1/29/2025	NWM	42,619	-	42,619
ZAR	3,900,816	USD	4,106,449	1/29/2025	NWM	-	(205,633)	(205,633)
ZAR	3,980,613	USD	4,138,557	1/29/2025	NWM	-	(157,944)	(157,944)
USD	4,056,721	ZAR	3,935,572	1/29/2025	NWM	121,149	-	121,149
USD	4,123,855	ZAR	4,074,131	1/29/2025	NWM	49,724	-	49,724

See accompanying notes

American Beacon AHL Managed Futures Strategy FundSM

Consolidated Schedule of Investments

December 31, 2024

Currency Purchased*		Currency Sold*		Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
USD	4,352,506	ZAR	4,338,665	1/29/2025	NWM	$13,841	$-	$13,841
ZAR	4,505,978	USD	4,757,025	1/29/2025	NWM	-	(251,047)	(251,047)
USD	4,540,671	ZAR	4,487,518	1/29/2025	NWM	53,153	-	53,153
USD	4,553,960	ZAR	4,428,504	1/29/2025	NWM	125,456	-	125,456
ZAR	4,916,097	USD	5,110,194	1/29/2025	NWM	-	(194,097)	(194,097)
USD	4,948,753	ZAR	4,927,636	1/29/2025	NWM	21,117	-	21,117
USD	4,977,610	ZAR	4,958,475	1/29/2025	NWM	19,135	-	19,135
ZAR	5,114,631	USD	5,406,436	1/29/2025	NWM	-	(291,805)	(291,805)
ZAR	5,151,381	USD	5,350,839	1/29/2025	NWM	-	(199,458)	(199,458)
USD	5;2.04,871	ZAR	5,051,615	1/29/2025	NWM	153,256	-	153,256
USD	5,348,954	ZAR	5,197,907	1/29/2025	NWM	151,047	-	151,047
USD	5,660,089	ZAR	5,631,584	1/29/2025	NWM	28,505	-	28,505
ZAR	5,946,891	USD	6;2.09,940	1/29/2025	NWM	-	(263,049)	(263,049)
USD	5,994,266	ZAR	5,934,027	1/29/2025	NWM	60,239	-	60,239
ZAR	6,078,459	USD	6,375,569	1/29/2025	NWM	-	(297,110)	(297,110)
USD	6,099,859	ZAR	5,942,529	1/29/2025	NWM	157,330	-	157,330
ZAR	6,181,657	USD	6,430,160	1/29/2025	NWM	-	(248,503)	(248,503)
USD	6,210,707	ZAR	6,198,093	1/29/2025	NWM	12,614	-	12,614
USD	6,238,580	ZAR	6,064,225	1/29/2025	NWM	174,355	-	174,355
ZAR	6,241,305	USD	6,572,524	1/29/2025	NWM	-	(331,219)	(331,219)
USD	6,246,598	ZAR	6,064,225	1/29/2025	NWM	182,373	-	182,373
ZAR	6,368,980	USD	6,621,464	1/29/2025	NWM	-	(252,484)	(252,484)
ZAR	6,794,841	USD	7,164,611	1/29/2025	NWM	-	(369,770)	(369,770)
USD	6,836,015	ZAR	6,642,756	1/29/2025	NWM	193,259	-	193,259
USD	6,970,661	ZAR	6,779,225	1/29/2025	NWM	191,436	-	191,436
USD	6,997,792	ZAR	6,800,354	1/29/2025	NWM	197,438	-	197,438
ZAR	7,060,354	USD	7,530,386	1/29/2025	NWM	-	(470,032)	(470,032)
USD	7,084,778	ZAR	7,039,480	1/29/2025	NWM	45,298	-	45,298
USD	7,105,438	ZAR	7,039,480	1/29/2025	NWM	65,958	-	65,958
USD	7,156,008	ZAR	6,945,971	1/29/2025	NWM	210,037	-	210,037
USD	7,262,328	ZAR	6,953,416	1/29/2025	NWM	308,912	-	308,912
ZAR	7,374,730	USD	7,742,444	1/29/2025	NWM	-	(367,714)	(367,714)
USD	7,598,255	ZAR	7,347,714	1/29/2025	NWM	250,541	-	250,541
ZAR	7,644,196	USD	8,045,354	1/29/2025	NWM	-	(401,158)	(401,158)
ZAR	7,644,196	USD	8,057,127	1/29/2025	NWM	-	(412,931)	(412,931)
ZAR	7,657,626	USD	8,080,267	1/29/2025	NWM	-	(422,641)	(422,641)
ZAR	7,698,553	USD	8,112,756	1/29/2025	NWM	-	(414,203)	(414,203)
USD	7,804,658	ZAR	7,743,428	1/29/2025	NWM	61,230	-	61,230
USD	7,949,677	ZAR	7,747,686	1/29/2025	NWM	201,991	-	201,991
ZAR	7,961,225	USD	8,286,888	1/29/2025	NWM	-	(325,663)	(325,663)
ZAR	7,961,225	USD	8,288,086	1/29/2025	NWM	-	(326,861)	(326,861)
ZAR	8,121,459	USD	8,567,124	1/29/2025	NWM	-	(445,665)	(445,665)
ZAR	8,616,385	USD	8,947,760	1/29/2025	NWM	-	(331,375)	(331,375)
ZAR	9,272,486	USD	9,634,285	1/29/2025	NWM	-	(361,799)	(361,799)
ZAR	9,574,887	USD	10,119,917	1/29/2025	NWM	-	(545,030)	(545,030)
ZAR	10,302,762	USD	10,690,485	1/29/2025	NWM	-	(387,723)	(387,723)
ZAR	10,302,762	USD	10,700,951	1/29/2025	NWM	-	(398,189)	(398,189)
ZAR	11,333,038	USD	11,782,395	1/29/2025	NWM	-	(449,357)	(449,357)
USD	18,267,235	ZAR	18,088,407	1/29/2025	NWM	178,828	-	178,828
USD	28,693,529	ZAR	28,606,584	1/29/2025	NWM	86,945	-	86,945
USD	1,629,310	CHF	1,618,826	2/13/2025	NWM	10,484	-	10,484
USD	2,619,823	CHF	2,545,133	2/13/2025	NWM	74,690	-	74,690
USD	3,501,282	CHF	3,430,397	2/13/2025	NWM	70,885	-	70,885
USD	3,781,282	CHF	3,651,713	2/13/2025	NWM	129,569	-	129,569
CHF	4,094,345	USD	4,129,515	2/13/2025	NWM	-	(35,170)	(35,170)
USD	4,443,958	CHF	4,426,319	2/13/2025	NWM	17,639	-	17,639
CHF	5,612,376	USD	5,665,311	2/13/2025	NWM	-	(52,935)	(52,935)
CHF	6,086,188	USD	6,187,178	2/13/2025	NWM	-	(100,990)	(100,990)
USD	9,654,996	CHF	9,520,957	2/13/2025	NWM	134,039	-	134,039

See accompanying notes

American Beacon AHL Managed Futures Strategy FundSM

Consolidated Schedule of Investments

December 31, 2024

Currency Purchased*		Currency Sold*		Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
USD	9,657,546	CHF	9,520,957	2/13/2025	NWM	$136,589	$-	$136,589
USD	9,696,554	CHF	9,441,153	2/13/2025	NWM	255,401	-	255,401
USD	10,372,841	CHF	10,069,875	2/13/2025	NWM	302,966	-	302,966
USD	11,585,501	CHF	11,272,859	2/13/2025	NWM	312,642	-	312,642
USD	11,594,570	CHF	11,272,860	2/13/2025	NWM	321,710	-	321,710
USD	11,597,160	CHF	11,272,859	2/13/2025	NWM	324,301	-	324,301
USD	11,609,777	CHF	11,272,860	2/13/2025	NWM	336,917	-	336,917
USD	11,845,140	CHF	11,770,788	2/13/2025	NWM	74,352	-	74,352
USD	11,938,745	CHF	11,619,087	2/13/2025	NWM	319,658	-	319,658
USD	12,706,275	CHF	12,343,392	2/13/2025	NWM	362,883	-	362,883
CHF	14,306,058	USD	14,443,890	2/13/2025	NWM	-	(137,832)	(137,832)
USD	19,308,881	CHF	19,041,916	2/13/2025	NWM	266,965	-	266,965
USD	19,316,269	CHF	19,041,914	2/13/2025	NWM	274,355	-	274,355
USD	21,172,377	CHF	20,572,320	2/13/2025	NWM	600,057	-	600,057
USD	23,204,529	CHF	22,545,718	2/13/2025	NWM	658,811	-	658,811
USD	33,809,217	CHF	33,323,351	2/13/2025	NWM	485,866	-	485,866
USD	35,879,760	CHF	35,349,337	2/13/2025	NWM	530,423	-	530,423
USD	43,488,783	CHF	42,844,309	2/13/2025	NWM	644,474	-	644,474
GBP	723,558	EUR	726,483	2/18/2025	NWM	-	(2,925)	(2,925)
GBP	1,039,722	EUR	1,037,833	2/18/2025	NWM	1,889	-	1,889
GBP	1,734,420	EUR	1,727,811	2/18/2025	NWM	6,609	-	6,609
GBP	1,767,692	EUR	1,764,316	2/18/2025	NWM	3,376	-	3,376
GBP	1,775,177	EUR	1,764,316	2/18/2025	NWM	10,861	-	10,861
EUR	2,387,017	GBP	2,398,009	2/18/2025	NWM	-	(10,992)	(10,992)
GBP	3,534,255	EUR	3,528,633	2/18/2025	NWM	5,622	-	5,622
GBP	4,677,032	EUR	4,670,249	2/18/2025	NWM	6,783	-	6,783
GBP	4,995,975	EUR	4,981,599	2/18/2025	NWM	14,376	-	14,376
GBP	6,207,036	EUR	6,226,999	2/18/2025	NWM	-	(19,963)	(19,963)
GBP	9,201,285	EUR	9,172,740	2/18/2025	NWM	28,545	-	28,545
GBP	10,314,100	EUR	10,274,549	2/18/2025	NWM	39,551	-	39,551
GBP	10,411,296	EUR	10,378,332	2/18/2025	NWM	32,964	-	32,964
GBP	13,815,107	EUR	13,759,109	2/18/2025	NWM	55,998	-	55,998
EUR	18,784,781	GBP	18,832,614	2/18/2025	NWM	-	(47,833)	(47,833)
GBP	20,372,126	EUR	20,306,366	2/18/2025	NWM	65,760	-	65,760
GBP	20,665,439	EUR	20,632,124	2/18/2025	NWM	33,315	-	33,315
GBP	26,566,005	EUR	26,527,016	2/18/2025	NWM	38,989	-	38,989
GBP	26,568,977	EUR	26,527,016	2/18/2025	NWM	41,961	-	41,961
GBP	29,530,928	EUR	29,474,463	2/18/2025	NWM	56,465	-	56,465
EUR	32,172,829	GBP	32,288,682	2/18/2025	NWM	-	(115,853)	(115,853)
GBP	40,091,164	EUR	39,928,730	2/18/2025	NWM	162,434	-	162,434
HUF	207,637	EUR	207,576	2/19/2025	NWM	61	-	61
HUF	312,773	EUR	311,364	2/19/2025	NWM	1,409	-	1,409
HUF	1,034,910	EUR	1,037,881	2/19/2025	NWM	-	(2,971)	(2,971)
HUF	3,005,902	EUR	3,009,854	2/19/2025	NWM	-	(3,952)	(3,952)
EUR	6,227,283	HUF	6,196,218	2/19/2025	NWM	31,065	-	31,065
EUR	18,681,851	HUF	18,588,637	2/19/2025	NWM	93,214	-	93,214
USD	1,422,137	ILS	1,425,354	2/24/2025	NWM	-	(3,217)	(3,217)
USD	1,422,254	ILS	1,425,354	2/24/2025	NWM	-	(3,100)	(3,100)
ILS	1,514,870	USD	1,524,842	2/24/2025	NWM	-	(9,972)	(9,972)
USD	2,879,655	ILS	2,892,024	2/24/2025	NWM	-	(12,369)	(12,369)
USD	2,905,010	ILS	2,930,584	2/24/2025	NWM	-	(25,574)	(25,574)
USD	3,544,648	ILS	3,580,601	2/24/2025	NWM	-	(35,953)	(35,953)
USD	4,357,598	ILS	4,395,876	2/24/2025	NWM	-	(38,278)	(38,278)
USD	6,387,995	ILS	6,445,081	2/24/2025	NWM	-	(57,086)	(57,086)
USD	6,636,637	ILS	6,651,654	2/24/2025	NWM	-	(15,017)	(15,017)
ILS	8,215,640	USD	8,278,669	2/24/2025	NWM	-	(63,029)	(63,029)
USD	8,935,896	ILS	8,945,993	2/24/2025	NWM	-	(10,097)	(10,097)
ILS	11,159,578	USD	11,232,330	2/24/2025	NWM	-	(72,752)	(72,752)
ILS	13,113,946	USD	13,214,459	2/24/2025	NWM	-	(100,513)	(100,513)

See accompanying notes

American Beacon AHL Managed Futures Strategy FundSM

Consolidated Schedule of Investments

December 31, 2024

Currency Purchased*		Currency Sold*		Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
ILS	14,571,051	USD	14,671,061	2/24/2025	NWM	$-	$(100,010)	$(100,010)
USD	14,981,912	ILS	15,016,489	2/24/2025	NWM	-	(34,577)	(34,577)
ILS	15,348,173	USD	15,474,755	2/24/2025	NWM	-	(126,582)	(126,582)
ILS	16,028,156	USD	16,166,527	2/24/2025	NWM	-	(138,371)	(138,371)
ILS	17,275,666	USD	17,361,245	2/24/2025	NWM	-	(85,579)	(85,579)
USD	154,082	HUF	150,638	2/26/2025	NWM	3,444	-	3,444
USD	317,397	HUF	311,946	2/26/2025	NWM	5,451	-	5,451
USD	326,426	HUF	326,383	2/26/2025	NWM	43	-	43
HUF	602,552	USD	607,176	2/26/2025	NWM	-	(4,624)	(4,624)
HUF	677,871	USD	677,903	2/26/2025	NWM	-	(32)	(32)
USD	3,008,694	HUF	2,943,089	2/26/2025	NWM	65,605	-	65,605
USD	3,807,258	HUF	3,743,356	2/26/2025	NWM	63,902	-	63,902
USD	3,872,026	HUF	3,783,972	2/26/2025	NWM	88,054	-	88,054
USD	8,336,831	HUF	8,161,003	2/26/2025	NWM	175,828	-	175,828
USD	8,566,010	HUF	8,422,552	2/26/2025	NWM	143,458	-	143,458
SEK	1,042,725	EUR	1,038,260	2/27/2025	NWM	4,465	-	4,465
SEK	1,459,391	EUR	1,453,564	2/27/2025	NWM	5,827	-	5,827
EUR	12,043,816	SEK	12,023,027	2/27/2025	NWM	20,789	-	20,789
USD	65,636	PEN	66,413	2/28/2025	NWM	-	(777)	(777)
USD	65,638	PEN	66,413	2/28/2025	NWM	-	(775)	(775)
PEN	132,826	USD	132,740	2/28/2025	NWM	86	-	86
PEN	132,826	USD	132,788	2/28/2025	NWM	38	-	38
PEN	132,826	USD	133,534	2/28/2025	NWM	-	(708)	(708)
PEN	132,826	USD	133,536	2/28/2025	NWM	-	(710)	(710)
PEN	132,826	USD	134,221	2/28/2025	NWM	-	(1,395)	(1,395)
PEN	199,240	USD	199,123	2/28/2025	NWM	117	-	117
PEN	265,653	USD	265,614	2/28/2025	NWM	39	-	39
PEN	265,653	USD	268,261	2/28/2025	NWM	-	(2,608)	(2,608)
PEN	265,653	USD	268,379	2/28/2025	NWM	-	(2,726)	(2,726)
PEN	265,653	USD	268,608	2/28/2025	NWM	-	(2,955)	(2,955)
PEN	332,066	USD	331,896	2/28/2025	NWM	170	-	170
PEN	332,066	USD	335,534	2/28/2025	NWM	-	(3,468)	(3,468)
PEN	398,479	USD	398,851	2/28/2025	NWM	-	(372)	(372)
PEN	398,479	USD	402,739	2/28/2025	NWM	-	(4,260)	(4,260)
PEN	398,479	USD	403,104	2/28/2025	NWM	-	(4,625)	(4,625)
PEN	464,893	USD	464,573	2/28/2025	NWM	320	-	320
USD	526,425	PEN	531,306	2/28/2025	NWM	-	(4,881)	(4,881)
USD	526,499	PEN	531,306	2/28/2025	NWM	-	(4,807)	(4,807)
PEN	265,653	USD	268,377	2/28/2025	NWM	-	(2,724)	(2,724)
PEN	265,653	USD	268,377	2/28/2025	NWM	-	(2,724)	(2,724)
PEN	597,719	USD	597,790	2/28/2025	NWM	-	(71)	(71)
PEN	664,132	USD	667,503	2/28/2025	NWM	-	(3,371)	(3,371)
PEN	796,959	USD	801,047	2/28/2025	NWM	-	(4,088)	(4,088)
PEN	863,372	USD	868,134	2/28/2025	NWM	-	(4,762)	(4,762)
USD	1,777,120	PEN	1,793,157	2/28/2025	NWM	-	(16,037)	(16,037)
USD	1,843,095	PEN	1,859,570	2/28/2025	NWM	-	(16,475)	(16,475)
USD	4,878,006	GBP	4,797,992	1/16/2025	SSB	80,014	-	80,014
USD	26,741,403	MYR	26,446,941	1/16/2025	SSB	294,462	-	294,462

						$145,678,496	$(40,163,121)	$105,515,375

*	All values denominated in USD.

Glossary:

Counterparty Abbreviations:
BNP	BNP Paribas NA
CBK	Citibank, N.A.
HUB	HSBC Bank PLC
NWM	NatWest Markets PLC
SSB	State Street Bank & Trust Co.

See accompanying notes

American Beacon AHL Managed Futures Strategy FundSM

Consolidated Schedule of Investments

December 31, 2024

Currency Abbreviations:
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
CNY	Chinese Yuan
COP	Colombian Peso
EUR	Euro
GBP	British Pound
HUF	Hungarian Forint
lLS	Israeli New Shekel
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PEN	Peruvian Nuevo Sol
PHP	Philippine Peso
PLN	Polish Zloty
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
TWD	New Taiwan Dollar
USD	United States Dollar
ZAR	South African Rand
Index Abbreviations:
CAC 40	Euronet Paris - French Stock Market Index.
DAX	Deutsche Boerse AG German Stock Index.
Euro Stoxx 50	Eurozone Blue-chip Index.
FTSE 100	Financial Times Stock Exchange 100 Index.
FTSE China A50	Financial Times Stock Exchange China A50 Index.
FTSE/JSE Top 40	Largest 40 companies ranked by full market value in the FTSE/JSE All-Share Index.
FTSE/MIB	Borsa Italiana-Italian Stock Market Index.
Hang Seng	Hong Kong Stock Market Index.
MSCI EAFE	Morgan Stanley Capital International - Europe, Australasia, and Far East.
NASDAQ	National Association of Securities Dealers Automated Quotations.
Nifty 50	National Stock Exchange FIFTY
NIKKEI 225	Nikkei Stock Average.
OMXS30	Stockholm Stock Exchange’s leading share index.
Russell 2000	U.S. Small-Cap Stock Market Index.
S&P 500	Standard & Poor’s 500 Index - U.S. Equity Large-Cap Index.
S&P/TSX	Canadian Equity Market Index.
TOPIX	Tokyo Stock Exchange Tokyo Price Index.
Exchange Abbreviations:
ASX	Australian Securities Exchange.
CBOT	Chicago Board of Trade.
CME	Chicago Mercantile Exchange.
EUREX	European derivatives exchange.
Euronext	European New Exchange Technology.
FinEx	Financial Instruments Exchange.
HKG	Hong Kong Exchange.
ICE	Intercontinental Exchange.
JSE	Johannesburg Stock Exchange.
LME	London Metal Exchange.
MDE	Malaysian Derivative Exchange.
MGE	Minneapolis Grain Exchange/
NSE	National Stock Exchange
NYMEX	New York Mercantile Exchange.
OML	OMLX: London Securities & Derivatives Exchange.
SAFEX	South African Futures Exchange.
SFE	Sydney Futures Exchange.
SGX	Singapore Stock Exchange.
TSE	Tokyo Stock Exchange.
WCE	Winnipeg Commodity Exchange.

See accompanying notes

American Beacon AHL Managed Futures Strategy FundSM

Consolidated Schedule of Investments

December 31, 2024

Other Abbreviations:
Bobl	Medium term debt that is issued by the Federal Republic of Germany.
BTP	Buoni del Tesoro Poliennali.
Bund	German Federal Government Bond.
Buxl	Long term debt that is issued by the Federal Republic of Germany.
COMEX	The Commodity Exchange Inc.
CSC	CEI: Coffee, Sugar and Cocoa.
CTN	Cotton.
EURIBOR	Euro Interbank Offered Rate.
GILT	Bank of England Bonds.
IFSC	International Financial Services Centre.
KCBT	The Kansas City Board of Trade.
NYBOT	New York Board of Trade.
RBOB	Reformulated Gasoline Blendstock for Oxygen Blending.
Schatz	Short-dated equivalent of the Bobl and Bund futures.
SOFR	Secured Overnight Financing Rate.
SONIA	Sterling Overnight Index Average.
ULSD	Ultra-low-sulfur diesel.

The Fund’s investments are summarized by level based on the inputs used to determine their values. As of December 31, 2024, the investments were classified as described below:

AHL Managed Futures Strategy Fund	Level 1	Level 2	Level 3	Total
Assets
Short-Term Investments	$-	$2,652,440,182	$-	$2,652,440,182

Total Investments in Securities - Assets	$-	$2,652,440,182	$-	$2,652,440,182

Financial Derivative Instruments - Assets
Futures Contracts	$72,468,042	$-	$-	$72,468,042
Forward Foreign Currency Contracts	-	145,678,496	-	145,678,496

Total Financial Derivative Instruments - Assets	$72,468,042	$145,678,496	$-	$218,146,538

Financial Derivative Instruments - Liabilities
Futures Contracts	$(58,083,936)	$-	$-	$(58,083,936)
Forward Foreign Currency Contracts	-	(40,163,121)	$-	(40,163,121)

Total Financial Derivative Instruments - Liabilities	(58,083,936)	$(40,163,121)	$-	$(98,247,057)

U.S. GAAP requires transfers between all levels to/from level 3 be disclosed. During the year ended December 31, 2024, there were no transfers into or out of Level 3.

See accompanying notes

American Beacon AHL Multi-Alternatives FundSM

Consolidated Schedule of Investments

December 31, 2024

	Principal Amount		Fair Value

FOREIGN SOVEREIGN OBLIGATIONS - 6.02%
French Republic Government Bonds OAT,
0.100%, Due 7/25/2031A B	EUR	602,425	$590,659
0.600%, Due 7/25/2034A B C		547,380	536,602
U.K. Inflation-Linked Gilts, 1.250%, Due 11/22/2032A B	GBP	899,680	1,157,995

Total Foreign Sovereign Obligations (Cost $2,399,793)			2,285,256

U.S. TREASURY OBLIGATIONS - 7.89%
U.S. Treasury Inflation-Indexed Notes,
2.125%, Due 4/15/2029A		$1,530,825	1,532,651
1.875%, Due 7/15/2034A		1,508,985	1,462,551

Total U.S. Treasury Obligations (Cost $3,064,164)			2,995,202

SHORT-TERM INVESTMENTS - 72.62%

U.S. Treasury Obligations - 72.62%
U.S. Treasury Bills,
5.266%, Due 1/9/2025D		700,000	699,427
4.957%, Due 1/23/2025		6,500,000	6,483,915
5.104%, Due 2/20/2025D		1,000,000	994,316
4.480%, Due 3/20/2025		6,000,000	5,946,398
4.468%, Due 3/27/2025D		1,550,000	1,534,846
4.458%, Due 4/10/2025D		1,700,000	1,680,759
4.348%, Due 4/24/2025D		400,000	394,826
4.463%, Due 5/22/2025D		1,500,000	1,475,885
4.322%, Due 5/29/2025		7,500,000	7,373,029
4.293%, Due 6/12/2025		1,000,000	981,492

Total Short-Term Investments (Cost $27,556,315)			27,564,893

TOTAL INVESTMENTS - 86.53% (Cost $33,020,272)			32,845,351
OTHER ASSETS, NET OF LIABILITIES - 13.47%			5,113,886

TOTAL NET ASSETS - 100.00%			$37,959,237

Percentages are stated as a percent of net assets.

A Inflation-Indexed Note.

B Reg S - Security purchased under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.

C Security exempt from registration under the Securities Act of 1933. These securities may be resold to qualified institutional buyers pursuant to Rule 144A. At the period end, the value of these securities amounted to $536,602 or 1.41% of net assets. The Fund has no right to demand registration of these securities.

D All or a portion represents positions held by the American Beacon Cayman Multi-Alternatives Company, Ltd.

Long Futures Contracts Open on December 31, 2024:

Commodity Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Contract Value	Unrealized Appreciation (Depreciation)
CBOT Corn FuturesA	2	March 2025	$45,755	$45,850	$95
CBOT Corn FuturesA	5	May 2025	114,824	116,438	1,614
CME Lean Hogs FuturesA	1	February 2025	34,892	32,520	(2,372)
COMEX Gold 100 Troy Ounces FuturesA	2	February 2025	541,094	528,200	(12,894)
Euronext Rapeseed FuturesA	3	January 2025	81,862	79,437	(2,425)
ICE Cocoa FuturesA	1	March 2025	65,513	114,461	48,948
ICE Robusta Coffee Futures 10-TonneA	2	March 2025	103,812	97,500	(6,312)
LME Lead FuturesA	3	January 2025	153,777	144,952	(8,825)
LME Lead FuturesA	1	February 2025	52,377	48,513	(3,864)
LME Nickel FuturesA	1	January 2025	95,199	90,840	(4,359)

See accompanying notes

American Beacon AHL Multi-Alternatives FundSM

Consolidated Schedule of Investments

December 31, 2024

Commodity Futures Contracts (continued)
Description	Number of Contracts	Expiration Date	Notional Amount	Contract Value	Unrealized Appreciation (Depreciation)
LME Primary Aluminum FuturesA	1	January 2025	$65,534	$63,412	$(2,122)
LME Primary Aluminum FuturesA	1	February 2025	66,838	63,671	(3,167)
LME Zinc FuturesA	3	January 2025	232,859	222,033	(10,826)
LME Zinc FuturesA	2	February 2025	155,904	148,719	(7,185)
MDE Crude Palm Oil FuturesA	10	March 2025	267,497	248,686	(18,811)
NYBOT CSC C Coffee FuturesA	3	March 2025	297,363	359,719	62,356
NYBOT CSC Cocoa FuturesA	2	March 2025	151,204	233,500	82,296
NYMEX Henry Hub Natural Gas FuturesA	9	February 2025	264,426	278,820	14,394
NYMEX Light Sweet Crude Oil FuturesA	3	February 2025	213,515	213,750	235

			$3,004,245	$3,131,021	$126,776

Currency Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Contract Value	Unrealized Appreciation (Depreciation)
NYBOT FINEX U.S. Dollar Index Futures	12	March 2025	$1,275,177	$1,299,552	$24,375

			$1,275,177	$1,299,552	$24,375

Equity Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Contract Value	Unrealized Appreciation (Depreciation)
Borsa Italiana FTSE/MIB Index Futures	4	March 2025	$725,980	$710,593	$(15,387)
CME E-Mini NASDAQ 100 Index Futures	2	March 2025	883,612	849,060	(34,552)
CME E-Mini Russell 2000 Index Futures	2	March 2025	237,746	224,980	(12,766)
CME E-Mini S&P 500 Index Futures	6	March 2025	1,838,669	1,780,725	(57,944)
Eurex DAX Index Futures	2	March 2025	1,070,955	1,038,543	(32,412)
Eurex EURO STOXX 50 Futures	18	March 2025	931,734	910,077	(21,657)
Eurex STOXX Europe 600 ESG-X Futures	1	March 2025	19,806	19,443	(363)
HKG Hang Seng China Enterprises Index Futures	7	January 2025	324,865	327,979	3,114
HKG Hang Seng Index Futures	3	January 2025	387,052	387,947	895
ICE FTSE 100 Index Futures	2	March 2025	208,803	204,823	(3,980)
Montreal Exchange S&P/TSX 60 Index Futures	6	March 2025	1,269,781	1,239,779	(30,002)
NSE IFSC NIFTY 50 Index Futures	2	January 2025	95,728	95,078	(650)
OML Stockholm OMXS30 Index Futures	10	January 2025	231,509	224,425	(7,084)
SAFEX FTSE/JSE Top 40 Index Futures	9	March 2025	380,961	364,011	(16,950)
SFE S&P ASX Share Price Index 200 Futures	8	March 2025	1,028,477	1,008,641	(19,836)
SGX FTSE China A50 Futures Contract	12	January 2025	161,915	161,580	(335)
SGX FTSE Taiwan Index Futures	8	January 2025	618,335	612,480	(5,855)
SGX MSCI Singapore Index Futures	18	January 2025	492,142	492,227	85
SGX Nikkei 225 Stock Index Futures	8	March 2025	1,002,799	998,697	(4,102)
TSE TOPIX Futures	5	March 2025	871,573	885,475	13,902

			$12,782,442	$12,536,563	$(245,879)

Interest Rate Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Contract Value	Unrealized Appreciation (Depreciation)
3 Month Euro Euribor Futures	28	September 2025	$7,114,035	$7,110,642	$(3,393)
3 Month Euro Euribor Futures	1	December 2025	254,496	254,029	(467)
3 Month Euro Euribor Futures	29	March 2026	7,368,842	7,365,345	(3,497)
3 Month Euro Euribor Futures	2	June 2026	508,836	507,696	(1,140)
3 Month Euro Euribor Futures	25	September 2026	6,348,978	6,342,961	(6,017)
Eurex 5 Year Euro BOBL Futures	2	March 2025	246,201	244,170	(2,031)
Eurex 30 Year Euro BUXL Futures	2	March 2025	291,592	274,873	(16,719)
Eurex Euro-BTP Italian Bond Futures	4	March 2025	446,981	445,084	(1,897)
Eurex Euro-BTP Italian Bond Futures	6	March 2025	762,802	745,687	(17,115)
KFE 3 Year Treasury Bond Futures	3	March 2025	218,276	217,335	(941)

See accompanying notes

American Beacon AHL Multi-Alternatives FundSM

Consolidated Schedule of Investments

December 31, 2024

Interest Rate Futures Contracts (continued)
Description	Number of Contracts	Expiration Date	Notional Amount	Contract Value	Unrealized Appreciation (Depreciation)
KFE 10 Year Treasury Bond Futures	2	March 2025	$161,903	$158,843	$(3,060)
Montreal Exchange 10 Year Canadian Bond Futures	2	March 2025	172,801	170,594	(2,207)
TSE Japanese 10 Year Bond Futures	1	March 2025	904,574	901,840	(2,734)

			$24,800,317	$24,739,099	(61,218)

Short Futures Contracts Open on December 31, 2024:

Commodity Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Contract Value	Unrealized Appreciation (Depreciation)
CBOT Soybean FuturesA	14	March 2025	$(691,406)	$(707,350)	$(15,944)
CBOT Soybean Meal FuturesA	14	March 2025	(413,863)	(443,660)	(29,797)
CBOT Soybean Oil FuturesA	18	March 2025	(440,029)	(435,888)	4,141
COMEX Copper FuturesA	5	March 2025	(516,491)	(503,312)	13,179
Euronext Milling Wheat FuturesA	12	March 2025	(140,730)	(147,453)	(6,723)
ICE Brent Crude Oil FuturesA	3	January 2025	(221,396)	(223,920)	(2,524)
ICE Gas Oil FuturesA	1	January 2025	(66,048)	(69,525)	(3,477)
KCBT Hard Red Winter Wheat FuturesA	6	March 2025	(168,074)	(167,775)	299
LME Copper FuturesA	4	February 2025	(902,113)	(871,892)	30,221
LME Lead FuturesA	3	January 2025	(153,705)	(144,952)	8,753
LME Lead FuturesA	7	February 2025	(352,196)	(339,593)	12,603
LME Nickel FuturesA	1	January 2025	(99,513)	(90,840)	8,673
LME Nickel FuturesA	1	February 2025	(95,711)	(91,387)	4,324
LME Primary Aluminum FuturesA	1	January 2025	(63,439)	(63,412)	27
LME Primary Aluminum FuturesA	4	February 2025	(251,502)	(254,682)	(3,180)
LME Zinc FuturesA	3	January 2025	(226,513)	(222,033)	4,480
LME Zinc FuturesA	1	February 2025	(74,546)	(74,360)	186
MGE Red Wheat FuturesA	7	March 2025	(208,836)	(208,513)	323
NYBOT CSC Number 11 World Sugar FuturesA	3	February 2025	(64,651)	(64,714)	(63)
NYBOT CTN Number 2 Cotton FuturesA	3	March 2025	(105,738)	(102,600)	3,138
NYMEX NY Harbor ULSD FuturesA	2	January 2025	(190,102)	(194,578)	(4,476)
NYMEX Palladium FuturesA	1	March 2025	(92,898)	(90,980)	1,918
NYMEX Platinum FuturesA	7	April 2025	(330,123)	(318,675)	11,448
NYMEX Reformulated Gasoline Blendstock for Oxygen Blending RBOB FuturesA	1	January 2025	(81,978)	(84,386)	(2,408)
WCE Canola FuturesA	6	March 2025	(50,645)	(51,416)	(771)
WCE Canola FuturesA	1	May 2025	(8,672)	(8,681)	(9)

			$(6,010,918)	$(5,976,577)	$34,341

Equity Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Contract Value	Unrealized Appreciation (Depreciation)
ICE U.S. mini MSCI EAFE Index Futures	3	March 2025	$(344,356)	$(340,125)	$4,231
ICE U.S. MSCI Emerging Markets Index Futures	1	March 2025	(53,739)	(53,690)	49

			$(398,095)	$(393,815)	$4,280

Interest Rate Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Contract Value	Unrealized Appreciation (Depreciation)
CBOT 2 Year U.S. Treasury Notes Futures	21	March 2025	$(4,317,842)	$(4,317,797)	$45
CBOT 5 Year U.S. Treasury Notes Futures	24	March 2025	(2,557,152)	(2,551,312)	5,840
CBOT 10 Year U.S. Treasury Notes Futures	10	March 2025	(1,086,928)	(1,087,500)	(572)
CBOT U.S. Long Bond Futures	4	March 2025	(456,746)	(455,375)	1,371
Eurex 2 Year Euro SCHATZ Futures	14	March 2025	(1,552,323)	(1,551,485)	838
Eurex 10 Year Euro BUND Futures	1	March 2025	(138,255)	(138,224)	31

See accompanying notes

American Beacon AHL Multi-Alternatives FundSM

Consolidated Schedule of Investments

December 31, 2024

Interest Rate Futures Contracts (continued)
Description	Number of Contracts	Expiration Date	Notional Amount	Contract Value	Unrealized Appreciation (Depreciation)
French Government Bond Futures	2	March 2025	$(255,368)	$(255,648)	$(280)
ICE Long Gilt Futures	5	March 2025	(577,786)	(578,440)	(654)
SFE 3 Year Australian Bond Futures	47	March 2025	(3,084,744)	(3,088,069)	(3,325)
SFE 10 Year Australian Bond Futures	9	March 2025	(625,179)	(628,778)	(3,599)
Three-Month SOFR Futures	11	September 2025	(2,649,459)	(2,638,762)	10,697
Three-Month SOFR Futures	22	December 2025	(5,288,906)	(5,281,100)	7,806
Three-Month SOFR Futures	19	September 2026	(4,568,498)	(4,562,850)	5,648
Three-Month SOFR Futures	12	March 2027	(2,884,108)	(2,881 ,050)	3,058
Three Month SONIA Index Futures	29	December 2025	(8,707,750)	(8,696,431)	11,319
Three Month SONIA Index Futures	14	June 2026	(4,204,884)	(4,205,069)	(185)

			$(42,955,928)	$(42,917,890)	$38,038

A All or a portion represents positions held by the American Beacon Cayman Multi-Alternatives Company, Ltd.

Centrally Cleared Swap Agreements Outstanding on December 31, 2024:

Credit Default Swaps on Credit Indices - Sell Protection(1)
Index/Tranches	Fixed Rate (%)	Payment Frequency	Expiration Date	Implied Credit Spread at 12/31/2024(2) (%)	Curr	Notional Amount(3) (000s)	Premiums Paid (Received)	Fair Value(4)	Unrealized Appreciation (Depreciation)
CDX.NA.IG.S43	1.00	Quarterly	12/20/2029	0.4956	USD	10,000	$215,675	$226,818	$11,143

							$215,675	$226,818	$11,143

OTC Swap Agreements Outstanding on December 31, 2024:

Total Return Swaps Agreements
Pay/Receive Floating Rate	Description	Reference Entity	Counter- party	Floating Rate	Payment Frequency	Expiration Date	Reference Quantity	Notional Amount	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Pay	1-Month USD-LIBOR	BBUXALC INDEX	JPM	0.000%	Maturity	1/6/2025	16,000	$2,005,295	$(425)	$40,049

									$(425)	$40,049

(1) If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2) Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swaps agreements on corporate issues and sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3) The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4) The quoted market prices and resulting values for credit default swaps on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/ sold as of the period end. Increasing fair values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

See accompanying notes

American Beacon AHL Multi-Alternatives FundSM

Consolidated Schedule of Investments

December 31, 2024

Forward Foreign Currency Contracts Open on December 31, 2024:
Currency Purchased*		Currency Sold*		Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
PHP	43,101	USD	42,546	2/13/2025	BNP	$555	$-	$555
PHP	43,101	USD	42,813	2/13/2025	BNP	288	-	288
PHP	43,101	USD	43,046	2/13/2025	BNP	55	-	55
USD	129,605	PHP	129,303	2/13/2025	BNP	302	-	302
PHP	43,093	USD	42,787	2/21/2025	BNP	306	-	306
PHP	43,093	USD	42,830	2/21/2025	BNP	263	-	263
PHP	43,093	USD	42,845	2/21/2025	BNP	248	-	248
PHP	43,093	USD	42,893	2/21/2025	BNP	200	-	200
USD	258,148	PHP	258,558	2/21/2025	BNP	-	(410)	(410)
NOK	43,924	USD	44,115	1/2/2025	CBK	-	(191)	(191)
USD	44,031	NOK	43,924	1/2/2025	CBK	107	-	107
SEK	45,192	USD	45,410	1/2/2025	CBK	-	(218)	(218)
USD	45,219	SEK	45,192	1/2/2025	CBK	27	-	27
USD	23,924	MXN	23,980	1/3/2025	CBK	-	(56)	(56)
USD	23,963	MXN	23,980	1/3/2025	CBK	-	(17)	(17)
USD	23,966	MXN	23,980	1/3/2025	CBK	-	(14)	(14)
USD	23,974	MXN	23,980	1/3/2025	CBK	-	(6)	(6)
USD	23,976	MXN	23,980	1/3/2025	CBK	-	(4)	(4)
USD	24,009	MXN	23,980	1/3/2025	CBK	29	-	29
USD	24,108	MXN	23,980	1/3/2025	CBK	128	-	128
USD	24,136	MXN	23,980	1/3/2025	CBK	156	-	156
USD	24,146	MXN	23,980	1/3/2025	CBK	166	-	166
USD	44,148	NOK	43,924	1/3/2025	CBK	224	-	224
GBP	62,593	JPY	62,749	1/6/2025	CBK	-	(156)	(156)
JPY	63,073	GBP	62,593	1/6/2025	CBK	480	-	480
USD	6,386	INR	6,320	1/8/2025	CBK	66	-	66
USD	9,708	INR	9,608	1/8/2025	CBK	100	-	100
USD	13,392	INR	13,256	1/8/2025	CBK	136	-	136
USD	29,434	INR	29,184	1/8/2025	CBK	250	-	250
USD	29,439	INR	29,184	118/2025	CBK	255	-	255
USD	29,456	INR	29,184	118/2025	CBK	272	-	272
USD	29,457	INR	29,184	1/8/2025	CBK	273	-	273
USD	29,467	INR	29,184	1/8/2025	CBK	283	-	283
INR	175,103	USD	175,475	118/2025	CBK	-	(372)	(372)
TWD	76,297	USD	76,393	1/9/2025	CBK	-	(96)	(96)
TWD	76,297	USD	76,546	1/9/2025	CBK	-	(249)	(249)
TWD	76,297	USD	76,570	1/9/2025	CBK	-	(273)	(273)
USD	234,975	TWD	228,892	1/9/2025	CBK	6,083	-	6,083
GBP	52,895	JPY	52,728	1/14/2025	CBK	167	-	167
JPY	60,251	GBP	62,589	1/14/2025	CBK	-	(2,338)	(2,338)
JPY	60,460	GBP	62,589	1/14/2025	CBK	-	(2,129)	(2,129)
JPY	61,817	GBP	62,589	1/14/2025	CBK	-	(772)	(772)
JPY	61,820	GBP	62,589	1/14/2025	CBK	-	(769)	(769)
JPY	62,273	GBP	62,589	1/14/2025	CBK	-	(316)	(316)
JPY	62,466	GBP	62,589	1/14/2025	CBK	-	(123)	(123)
GBP	62,589	JPY	61,144	1/14/2025	CBK	1,445	-	1,445
GBP	62,589	JPY	61,152	1/14/2025	CBK	1,437	-	1,437
GBP	62,589	JPY	62,365	1/14/2025	CBK	224	-	224
GBP	62,589	JPY	62,588	1/14/2025	CBK	1	-	1
GBP	62,589	JPY	63,062	1/14/2025	CBK	-	(473)	(473)
USD	77,222	TWD	76,329	1/14/2025	CBK	893	-	893
GBP	185,869	JPY	185,605	1/14/2025	CBK	264	-	264
GBP	199,358	JPY	199,035	1/14/2025	CBK	323	-	323
USD	527	SEK	525	11/16/2025	CBK	2	-	2
USD	464,719	TWD	458,311	1/23/2025	CBK	6,408	-	6,408
USD	73,141	THB	73,406	1/24/2025	CBK	-	(265)	(265)
THB	73,406	USD	74,268	1/24/2025	CBK	-	(862)	(862)
USD	176,333	INR	174,824	1/24/2025	CBK	1,509	-	1,509

See accompanying notes

American Beacon AHL Multi-Alternatives FundSM

Consolidated Schedule of Investments

December 31, 2024

Currency Purchased*		Currency Sold*		Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
USD	315,069	INR	311,700	1/24/2025	CBK	$3,369	$-	$3,369
USD	333,155	INR	329,323	1/24/2025	CBK	3,832	-	3,832
USD	8,232	SEK	8,150	2/7/2025	CBK	82	-	82
NOK	26,058	USD	26,035	2/7/2025	CBK	23	-	23
USD	33,931	SEK	33,569	2/7/2025	CBK	362	-	362
USD	35,665	SEK	35,316	2/7/2025	CBK	349	-	349
USD	35,671	SEK	35,316	2/7/2025	CBK	355	-	355
USD	38,515	NOK	37,613	2/7/2025	CBK	902	-	902
USD	44,022	NOK	43,920	2/7/2025	CBK	102	-	102
USD	44,111	NOK	43,920	2/7/2025	CBK	191	-	191
USD	44,125	NOK	43,920	2/7/2025	CBK	205	-	205
USD	44,590	NOK	43,920	2/7/2025	CBK	670	-	670
USD	44,669	NOK	43,920	2/7/2025	CBK	749	-	749
USD	44,948	NOK	43,920	2/7/2025	CBK	1,028	-	1,028
USD	45,496	SEK	45,277	2/7/2025	CBK	219	-	219
USD	45,571	SEK	45,277	2/7/2025	CBK	294	-	294
USD	45,922	SEK	45,277	2/7/2025	CBK	645	-	645
USD	47,887	NOK	46,633	2/7/2025	CBK	1,254	-	1,254
USD	50,853	SEK	50,353	2/7/2025	CBK	500	-	500
USD	51,417	NOK	50,227	2/7/2025	CBK	1,190	-	1,190
NOK	52,115	USD	52,085	2/7/2025	CBK	30	-	30
USD	59,301	SEK	58,745	2/7/2025	CBK	556	-	556
USD	80,231	SEK	79,460	2/7/2025	CBK	771	-	771
USD	80,284	SEK	79,460	2/7/2025	CBK	824	-	824
USD	84,242	NOK	82,127	2/7/2025	CBK	2,115	-	2,115
USD	89,126	SEK	88,289	2/7/2025	CBK	837	-	837
USD	94,944	NOK	92,393	2/7/2025	CBK	2,551	-	2,551
NOK	97,508	USD	97,426	2/7/2025	CBK	82	-	82
USD	97,514	NOK	94,762	2/7/2025	CBK	2,752	-	2,752
USD	105,514	NOK	102,659	2/7/2025	CBK	2,855	-	2,855
USD	106,921	SEK	105,947	2/7/2025	CBK	974	-	974
USD	113,031	SEK	112,004	2/7/2025	CBK	1,027	-	1,027
USD	115,965	SEK	114,776	2/7/2025	CBK	1,189	-	1,189
USD	118,659	SEK	117,490	2/7/2025	CBK	1,169	-	1,169
USD	126,389	NOK	123,190	2/7/2025	CBK	3,199	-	3,199
USD	127,142	SEK	125,882	2/7/2025	CBK	1,260	-	1,260
USD	133,573	SEK	132,434	2/7/2025	CBK	1,139	-	1,139
USD	162,384	NOK	157,937	2/7/2025	CBK	4,447	-	4,447
USD	227,454	NOK	221,111	2/7/2025	CBK	6,343	-	6,343
USD	227,584	NOK	221,111	2/7/2025	CBK	6,473	-	6,473
MXN	389	USD	400	2/12/2025	CBK	-	(11)	(11)
MXN	8,677	USD	8,936	2/12/2025	CBK	-	(259)	(259)
MXN	21,929	USD	22,518	2/12/2025	CBK	-	(589)	(589)
MXN	23,815	USD	24,242	2/12/2025	CBK	-	(427)	(427)
MXN	23,816	USD	24,510	2/12/2025	CBK	-	(694)	(694)
MXN	23,816	USD	24,532	2/12/2025	CBK	-	(716)	(716)
MXN	23,816	USD	24,533	2/12/2025	CBK	-	(717)	(717)
MXN	23,816	USD	24,556	2/12/2025	CBK	-	(740)	(740)
MXN	23,816	USD	24,595	2/12/2025	CBK	-	(779)	(779)
MXN	38,955	USD	40,065	2/12/2025	CBK	-	(1,110)	(1,110)
USD	41,079	MXN	40,300	2/12/2025	CBK	779	-	779
USD	46,961	MXN	46,057	2/12/2025	CBK	904	-	904
MXN	47,632	USD	48,958	2/12/2025	CBK	-	(1,326)	(1,326)
MXN	47,632	USD	49,033	2/12/2025	CBK	-	(1,401)	(1,401)
MXN	49,129	USD	50,488	2/12/2025	CBK	-	(1,359)	(1,359)
USD	57,630	MXN	56,539	2/12/2025	CBK	1,091	-	1,091
EUR	103,758	CAD	104,570	2/13/2025	CBK	-	(812)	(812)
EUR	103,759	CAD	103,683	2/13/2025	CBK	76	-	76
EUR	103,760	CAD	104,065	2/13/2025	CBK	-	(305)	(305)

See accompanying notes

American Beacon AHL Multi-Alternatives FundSM

Consolidated Schedule of Investments

December 31, 2024

Currency Purchased*		Currency Sold*		Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
EUR	103,760	CAD	104,878	2/13/2025	CBK	$-	$(1,118)	$(1,118)
CAD	105,623	EUR	105,569	2/13/2025	CBK	54	-	54
CAD	169,580	EUR	169,621	2/13/2025	CBK	-	(41)	(41)
CAD	243,616	EUR	243,608	2/13/2025	CBK	8	-	8
USD	74,795	SGD	73,366	2/19/2025	CBK	1,429	-	1,429
SGD	146,733	USD	147,631	2/19/2025	CBK	-	(898)	(898)
SGD	146,733	USD	147,964	2/19/2025	CBK	-	(1,231)	(1,231)
USD	1,947,808	SGD	1,907,528	2/19/2025	CBK	40,280	-	40,280
USD	76,514	TWD	76,585	2/20/2025	CBK	-	(71)	(71)
USD	174,768	INR	174,414	2/20/2025	CBK	354	-	354
EUR	103,585	AUD	103,638	1/2/2025	HUB	-	(53)	(53)
AUD	103,634	EUR	103,585	1/2/2025	HUB	49	-	49
BRL	16,187	USD	16,620	1/3/2025	HUB	-	(433)	(433)
BRL	16,187	USD	16,645	1/3/2025	HUB	-	(458)	(458)
BRL	16,187	USD	16,657	113/2025	HUB	-	(470)	(470)
BRL	16,187	USD	16,778	1/3/2025	HUB	-	(591)	(591)
BRL	16,187	USD	17,164	1/3/2025	HUB	-	(977)	(977)
BRL	16,187	USD	17,182	1/3/2025	HUB	-	(995)	(995)
BRL	16,187	USD	17,243	1/3/2025	HUB	-	(1,056)	(1,056)
BRL	16,187	USD	17,305	1/3/2025	HUB	-	(1,118)	(1,118)
BRL	16,187	USD	17,312	1/3/2025	HUB	-	(1,125)	(1,125)
USD	16,350	BRL	16,187	1/3/2025	HUB	163	-	163
USD	16,395	BRL	16,187	1/3/2025	HUB	208	-	208
USD	16,414	BRL	16,187	113/2025	HUB	227	-	227
USD	16,431	BRL	16,187	1/3/2025	HUB	244	-	244
USD	16,432	BRL	16,187	1/3/2025	HUB	245	-	245
USD	16,457	BRL	16,187	1/3/2025	HUB	270	-	270
USD	16,461	BRL	16,187	113/2025	HUB	274	-	274
USD	16,467	BRL	16,187	1/3/2025	HUB	280	-	280
USD	16,496	BRL	16,187	1/3/2025	HUB	309	-	309
USD	16,521	BRL	16,187	1/3/2025	HUB	334	-	334
USD	16,720	BRL	16,187	113/2025	HUB	533	-	533
USD	17,182	BRL	16,187	1/3/2025	HUB	995	-	995
USD	17,200	BRL	16,187	1/3/2025	HUB	1,013	-	1,013
USD	17,232	BRL	16,187	1/3/2025	HUB	1,045	-	1,045
USD	24,277	PLN	24,212	113/2025	HUB	65	-	65
CHF	28,645	EUR	28,629	1/3/2025	HUB	16	-	16
USD	16,452	BRL	16,187	1/3/2025	HUB	265	-	265
USD	16,452	BRL	16,187	1/3/2025	HUB	265	-	265
USD	36,232	BRL	33,992	113/2025	HUB	2,240	-	2,240
BRL	51,086	USD	51,847	1/3/2025	HUB	-	(761)	(761)
BRL	53,036	USD	54,302	113/2025	HUB	-	(1,266)	(1,266)
USD	62,152	AUD	61,895	1/3/2025	HUB	257	-	257
USD	73,316	BRL	69,170	1/3/2025	HUB	4,146	-	4,146
CHF	75,005	EUR	74,956	1/3/2025	HUB	49	-	49
BRL	80,990	USD	82,850	113/2025	HUB	-	(1,860)	(1,860)
BRL	80,990	USD	82,960	1/3/2025	HUB	-	(1,970)	(1,970)
USD	84,332	BRL	79,316	1/3/2025	HUB	5,016	-	5,016
EUR	103,585	CHF	103,898	1/3/2025	HUB	-	(313)	(313)
BRL	123,725	USD	126,667	1/3/2025	HUB	-	(2,942)	(2,942)
BRL	123,725	USD	126,771	1/3/2025	HUB	-	(3,046)	(3,046)
BRL	152,635	USD	155,784	1/3/2025	HUB	-	(3,149)	(3,149)
USD	206,489	BRL	194,298	1/3/2025	HUB	12,191	-	12,191
BRL	240,278	USD	243,888	1/3/2025	HUB	-	(3,610)	(3,610)
USD	442,549	BRL	416,380	1/3/2025	HUB	26,169	-	26,169
JPY	4,494	USD	4,480	1/6/2025	HUB	14	-	14
USD	56,458	NZD	55,950	1/6/2025	HUB	508	-	508
JPY	59,061	USD	58,870	1/6/2025	HUB	191	-	191
AUD	61,895	JPY	62,386	1/6/2025	HUB	-	(491)	(491)

See accompanying notes

American Beacon AHL Multi-Alternatives FundSM

Consolidated Schedule of Investments

December 31, 2024

Currency Purchased*		Currency Sold*		Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
JPY	62,595	AUD	61,895	1/6/2025	HUB	$700	$-	$700
USD	63,358	JPY	63,555	1/6/2025	HUB	-	(197)	(197)
EUR	103,597	CHF	103,799	1/6/2025	HUB	-	(202)	(202)
USD	63,390	JPY	63,555	1/7/2025	HUB	-	(165)	(165)
USD	63,509	JPY	63,555	1/7/2025	HUB	-	(46)	(46)
KRW	67,936	USD	69,101	1/7/2025	HUB	-	(1,165)	(1,165)
KRW	67,936	USD	69,110	1/7/2025	HUB	-	(1,174)	(1,174)
KRW	135,872	USD	138,102	1/7/2025	HUB	-	(2,230)	(2,230)
KRW	1,086,972	USD	1,101,200	1/7/2025	HUB	-	(14,228)	(14,228)
USD	1,423,913	KRW	1,358,715	1/7/2025	HUB	65,198	-	65,198
CNY	68,137	USD	68,441	1/10/2025	HUB	-	(304)	(304)
CNY	68,137	USD	68,445	1/10/2025	HUB	-	(308)	(308)
CNY	68,137	USD	68,487	1/10/2025	HUB	-	(350)	(350)
CNY	68,137	USD	68,516	1/10/2025	HUB	-	(379)	(379)
CNY	68,137	USD	68,638	1/10/2025	HUB	-	(501)	(501)
USD	68,659	CNY	68,137	1/10/2025	HUB	522	-	522
USD	68,919	CNY	68,137	1/10/2025	HUB	782	-	782
USD	69,177	CNY	68,137	1/10/2025	HUB	1,040	-	1,040
CNY	136,275	USD	136,919	1/10/2025	HUB	-	(644)	(644)
USD	137,425	CNY	136,275	1/10/2025	HUB	1,150	-	1,150
USD	1,383,911	CNY	1,362,745	1/10/2025	HUB	21,166	-	21,166
AUD	17,815	JPY	18,465	1/14/2025	HUB	-	(650)	(650)
JPY	29,004	AUD	29,051	1/14/2025	HUB	-	(47)	(47)
JPY	32,787	AUD	32,845	1/14/2025	HUB	-	(58)	(58)
AUD	35,630	JPY	36,768	1/14/2025	HUB	-	(1,138)	(1,138)
AUD	53,446	JPY	55,342	1/14/2025	HUB	-	(1,896)	(1,896)
AUD	60,065	JPY	62,218	1/14/2025	HUB	-	(2,153)	(2,153)
JPY	61,095	AUD	61,896	1/14/2025	HUB	-	(801)	(801)
JPY	61,750	AUD	61,896	1/14/2025	HUB	-	(146)	(146)
AUD	61,896	JPY	62,015	1/14/2025	HUB	-	(119)	(119)
AUD	61,896	JPY	62,589	1/14/2025	HUB	-	(693)	(693)
JPY	63,578	AUD	61,896	1/14/2025	HUB	1,682		1,682
AUD	71,261	JPY	73,516	1/14/2025	HUB	-	(2,255)	(2,255)
AUD	71,261	JPY	73,762	1/14/2025	HUB	-	(2,501)	(2,501)
USD	22	PLN	21	1/16/2025	HUB	1	-	1
AUD	22	USD	23	1/16/2025	HUB	-	(1)	(1)
USD	38	PLN	38	1/16/2025	HUB	-	-	-
USD	43	JPY	42	1/16/2025	HUB	1	-	1
USD	44	CAD	43	1/16/2025	HUB	1	-	1
JPY	73	USD	73	1/16/2025	HUB	-	-	-
AUD	82	USD	82	1/16/2025	HUB	-	-	-
JPY	86	USD	90	1/16/2025	HUB	-	(4)	(4)
USD	120	GBP	119	1/16/2025	HUB	1	-	1
USD	154	GBP	154	1/16/2025	HUB	-	-	-
USD	159	AUD	157	1/16/2025	HUB	2	-	2
AUD	171	USD	176	1/16/2025	HUB	-	(5)	(5)
JPY	271	USD	281	1/16/2025	HUB	-	(10)	(10)
AUD	274	USD	281	1/16/2025	HUB	-	(7)	(7)
AUD	283	USD	286	1/16/2025	HUB	-	(3)	(3)
USD	284	CAD	284	1/16/2025	HUB	-	-	-
USD	290	CAD	290	1/16/2025	HUB	-	-	-
USD	320	PLN	318	1/16/2025	HUB	2	-	2
USD	356	JPY	354	1/16/2025	HUB	2	-	2
CAD	459	USD	461	1/16/2025	HUB	-	(2)	(2)
AUD	529	USD	550	1/16/2025	HUB	-	(21)	(21)
USD	532	AUD	512	1/16/2025	HUB	20	-	20
USD	555	JPY	539	1/16/2025	HUB	16	-	16
JPY	704	USD	708	1/16/2025	HUB	-	(4)	(4)
JPY	724	USD	722	1/16/2025	HUB	2	-	2

See accompanying notes

American Beacon AHL Multi-Alternatives FundSM

Consolidated Schedule of Investments

December 31, 2024

Currency Purchased*		Currency Sold*		Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
JPY	923	USD	929	1/16/2025	HUB	$-	$(6)	$(6)
AUD	1,223	USD	1,264	1/16/2025	HUB	-	(41)	(41)
USD	1,635	CAD	1,607	1/16/2025	HUB	28	-	28
USD	2,142	AUD	2,067	1/16/2025	HUB	75	-	75
PLN	2,696	USD	2,732	1/16/2025	HUB	-	(36)	(36)
GBP	13,691	USD	13,831	1/16/2025	HUB	-	(140)	(140)
USD	21,235	AUD	20,823	1/16/2025	HUB	412	-	412
USD	515,962	EUR	508,866	1/16/2025	HUB	7,096	-	7,096
KRW	67,968	USD	67,637	1/23/2025	HUB	331	-	331
USD	69,750	KRW	67,968	1/16/2025	HUB	1,782	-	1,782
USD	70,637	KRW	67,968	1/16/2025	HUB	2,669	-	2,669
USD	71,269	KRW	67,968	1/16/2025	HUB	3,301	-	3,301
USD	71,352	KRW	67,968	1/16/2025	HUB	3,384	-	3,384
USD	71,665	KRW	67,968	1/16/2025	HUB	3,697	-	3,697
USD	8,347	EUR	8,295	1/27/2025	HUB	52	-	52
USD	10,230	PLN	9,775	1/27/2025	HUB	455	-	455
USD	22,321	PLN	21,504	1/27/2025	HUB	817	-	817
USD	24,097	PLN	24,192	1/27/2025	HUB	-	(95)	(95)
USD	24,098	PLN	24,192	1/27/2025	HUB	-	(94)	(94)
PLN	24,192	USD	24,548	1/27/2025	HUB	-	(356)	(356)
PLN	24,192	USD	24,603	1/27/2025	HUB	-	(411)	(411)
PLN	24,192	USD	24,695	1/27/2025	HUB	-	(503)	(503)
PLN	24,192	USD	24,742	1/27/2025	HUB	-	(550)	(550)
PLN	24,192	USD	25,152	1/27/2025	HUB	-	(960)	(960)
PLN	24,192	USD	25,350	1/27/2025	HUB	-	(1,158)	(1,158)
USD	24,198	PLN	24,192	1/27/2025	HUB	6	-	6
USD	24,244	PLN	24,192	1/27/2025	HUB	52	-	52
USD	24,312	PLN	24,192	1/27/2025	HUB	120	-	120
USD	24,329	PLN	24,192	1/27/2025	HUB	137	-	137
USD	24,394	PLN	24,192	1/27/2025	HUB	202	-	202
USD	24,401	PLN	24,192	1/27/2025	HUB	209	-	209
USD	24,403	PLN	24,192	1/27/2025	HUB	211	-	211
USD	24,769	PLN	24,192	1/27/2025	HUB	577	-	577
USD	24,826	PLN	24,192	1/27/2025	HUB	634	-	634
USD	24,870	PLN	24,192	1/27/2025	HUB	678	-	678
USD	24,872	PLN	24,192	1/27/2025	HUB	680	-	680
USD	25,332	PLN	24,192	1/27/2025	HUB	1,140	-	1,140
USD	25,370	PLN	24,192	1/27/2025	HUB	1,178	-	1,178
USD	25,523	PLN	24,192	1/27/2025	HUB	1,331	-	1,331
PLN	27,789	USD	29,905	1/27/2025	HUB	-	(2,116)	(2,116)
USD	27,896	PLN	26,880	1/27/2025	HUB	1,016	-	1,016
USD	30,033	PLN	29,162	1/27/2025	HUB	871	-	871
USD	31,394	PLN	29,990	1/27/2025	HUB	1,404	-	1,404
USD	44,698	PLN	43,415	1/27/2025	HUB	1,283	-	1,283
PLN	48,384	USD	48,784	1/27/2025	HUB	-	(400)	(400)
PLN	48,384	USD	49,426	1/27/2025	HUB	-	(1,042)	(1,042)
USD	51,296	PLN	51,032	1/27/2025	HUB	264	-	264
USD	52,190	PLN	51,092	1/27/2025	HUB	1,098	-	1,098
PLN	65,347	USD	70,335	1/27/2025	HUB	-	(4,988)	(4,988)
USD	70,246	PLN	69,928	1/27/2025	HUB	318	-	318
USD	71,390	PLN	69,869	1/27/2025	HUB	1,521	-	1,521
USD	95,211	PLN	90,971	1/27/2025	HUB	4,240	-	4,240
USD	96,006	EUR	95,389	1/27/2025	HUB	617	-	617
EUR	103,684	USD	103,912	1/27/2025	HUB	-	(228)	(228)
EUR	103,684	USD	104,070	1/27/2025	HUB	-	(386)	(386)
EUR	103,684	USD	104,438	1/27/2025	HUB	-	(754)	(754)
USD	104,119	EUR	103,684	1/27/2025	HUB	435	-	435
USD	105,319	EUR	103,684	1/27/2025	HUB	1,635	-	1,635
USD	105,815	EUR	103,684	1/27/2025	HUB	2,131	-	2,131

See accompanying notes

American Beacon AHL Multi-Alternatives FundSM

Consolidated Schedule of Investments

December 31, 2024

Currency Purchased*		Currency Sold*		Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
USD	108,427	EUR	103,684	1/27/2025	HUB	$4,743	$-	$4,743
USD	108,905	EUR	103,684	1/27/2025	HUB	5,221	-	5,221
USD	109,013	EUR	103,684	1/27/2025	HUB	5,329	-	5,329
USD	109,261	EUR	103,684	1/27/2025	HUB	5,577	-	5,577
USD	109,432	EUR	103,684	1/27/2025	HUB	5,748	-	5,748
USD	110,158	EUR	103,684	1/27/2025	HUB	6,474	-	6,474
USD	110,367	EUR	103,684	1/27/2025	HUB	6,683	-	6,683
PLN	114,357	USD	122,960	1/27/2025	HUB	-	(8,603)	(8,603)
USD	116,342	PLN	111,185	1/27/2025	HUB	5,157	-	5,157
PLN	129,319	USD	139,148	1/27/2025	HUB	-	(9,829)	(9,829)
PLN	147,030	USD	158,247	1/27/2025	HUB	-	(11,217)	(11,217)
USD	216,643	EUR	207,367	1/27/2025	HUB	9,276	-	9,276
USD	216,890	EUR	207,367	1/27/2025	HUB	9,523	-	9,523
USD	325,666	EUR	311,051	1/27/2025	HUB	14,615	-	14,615
USD	325,831	EUR	311,051	1/27/2025	HUB	14,780	-	14,780
EUR	414,735	USD	437,240	1/27/2025	HUB	-	(22,505)	(22,505)
USD	4,178	JPY	4,031	1/31/2025	HUB	147	-	147
USD	4,492	JPY	4,507	1/31/2025	HUB	-	(15)	(15)
USD	7,231	JPY	6,940	1/31/2025	HUB	291	-	291
USD	10,886	JPY	10,623	1/31/2025	HUB	263	-	263
USD	19,372	JPY	18,885	1/31/2025	HUB	487	-	487
USD	19,625	JPY	18,954	1/31/2025	HUB	671	-	671
JPY	25,807	USD	25,927	1/31/2025	HUB	-	(120)	(120)
USD	26,983	JPY	26,762	1/31/2025	HUB	221	-	221
USD	27,659	JPY	26,557	1/31/2025	HUB	1,102	-	1,102
USD	28,740	JPY	28,820	1/31/2025	HUB	-	(80)	(80)
USD	36,135	JPY	34,322	1/31/2025	HUB	1,813	-	1,813
USD	37,211	JPY	36,973	1/31/2025	HUB	238	-	238
USD	46,032	JPY	44,851	1/31/2025	HUB	1,181	-	1,181
USD	50,604	JPY	48,013	1/31/2025	HUB	2,591	-	2,591
USD	52,147	JPY	49,058	1/31/2025	HUB	3,089	-	3,089
USD	52,230	JPY	50,830	1/31/2025	HUB	1,400	-	1,400
USD	54,060	JPY	50,989	1/31/2025	HUB	3,071	-	3,071
USD	54,421	JPY	53,113	1/31/2025	HUB	1,308	-	1,308
JPY	56,746	USD	56,957	1/31/2025	HUB	-	(211)	(211)
USD	59,045	JPY	59,229	1/31/2025	HUB	-	(184)	(184)
USD	59,207	JPY	56,796	1/31/2025	HUB	2,411	-	2,411
USD	61,914	JPY	59,705	1/31/2025	HUB	2,209	-	2,209
JPY	63,736	USD	63,768	1/31/2025	HUB	-	(32)	(32)
JPY	63,736	USD	67,013	1/31/2025	HUB	-	(3,277)	(3,277)
JPY	63,736	USD	67,147	1/31/2025	HUB	-	(3,411)	(3,411)
USD	65,689	JPY	63,736	1/31/2025	HUB	1,953	-	1,953
USD	65,732	JPY	63,736	1/31/2025	HUB	1,996	-	1,996
USD	66,013	JPY	63,736	1/31/2025	HUB	2,277	-	2,277
USD	66,112	JPY	62,181	1/31/2025	HUB	3,931	-	3,931
USD	66,372	JPY	63,736	1/31/2025	HUB	2,636	-	2,636
USD	66,445	JPY	63,736	1/31/2025	HUB	2,709	-	2,709
USD	66,565	JPY	63,736	1/31/2025	HUB	2,829	-	2,829
USD	66,567	JPY	63,736	1/31/2025	HUB	2,831	-	2,831
USD	67,231	JPY	63,736	1/31/2025	HUB	3,495	-	3,495
USD	72,343	JPY	68,670	1/31/2025	HUB	3,673	-	3,673
USD	75,843	JPY	72,019	1/31/2025	HUB	3,824	-	3,824
USD	79,336	JPY	74,618	1/31/2025	HUB	4,718	-	4,718
USD	85,579	JPY	82,874	1/31/2025	HUB	2,705	-	2,705
USD	88,580	JPY	84,023	1/31/2025	HUB	4,557	-	4,557
USD	94,618	JPY	89,230	1/31/2025	HUB	5,388	-	5,388
USD	96,072	JPY	91,223	1/31/2025	HUB	4,849	-	4,849
USD	98,367	JPY	98,652	1/31/2025	HUB	-	(285)	(285)
USD	100,284	JPY	95,350	1/31/2025	HUB	4,934	-	4,934

See accompanying notes

American Beacon AHL Multi-Alternatives FundSM

Consolidated Schedule of Investments

December 31, 2024

Currency Purchased*		Currency Sold*		Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
USD	100,839	JPY	95,798	1/31/2025	HUB	$5,041	$-	$5,041
USD	101,512	JPY	95,505	1/31/2025	HUB	6,007	-	6,007
USD	105,137	JPY	100,915	1/31/2025	HUB	4,222	-	4,222
USD	105,748	JPY	99,490	1/31/2025	HUB	6,258	-	6,258
JPY	113,308	USD	113,961	1/31/2025	HUB	-	(653)	(653)
USD	115,102	JPY	111,494	1/31/2025	HUB	3,608	-	3,608
USD	117,276	JPY	110,380	1/31/2025	HUB	6,896	-	6,896
USD	121,677	JPY	114,725	1/31/2025	HUB	6,952	-	6,952
JPY	127,472	USD	128,138	1/31/2025	HUB	-	(666)	(666)
USD	128,092	JPY	121,723	1/31/2025	HUB	6,369	-	6,369
USD	128,341	JPY	124,311	1/31/2025	HUB	4,030	-	4,030
USD	131,062	JPY	127,472	1/31/2025	HUB	3,590	-	3,590
USD	132,208	JPY	124,363	1/31/2025	HUB	7,845	-	7,845
JPY	141,635	USD	142,435	1/31/2025	HUB	-	(800)	(800)
USD	151,704	JPY	144,039	1/31/2025	HUB	7,665	-	7,665
USD	158,679	JPY	149,235	1/31/2025	HUB	9,444	-	9,444
JPY	165,400	USD	166,291	1/31/2025	HUB	-	(891)	(891)
USD	178,354	JPY	172,253	1/31/2025	HUB	6,101	-	6,101
JPY	198,197	USD	198,856	1/31/2025	HUB	-	(659)	(659)
USD	199,061	JPY	191,208	1/31/2025	HUB	7,853	-	7,853
USD	200,534	JPY	190,699	1/31/2025	HUB	9,835	-	9,835
USD	209,745	JPY	204,114	1/31/2025	HUB	5,631	-	5,631
USD	240,749	JPY	228,839	1/31/2025	HUB	11,910	-	11,910
AUD	233	USD	235	2/4/2025	HUB	-	(2)	(2)
AUD	4,585	USD	4,631	2/4/2025	HUB	-	(46)	(46)
USD	15,293	AUD	14,636	2/4/2025	HUB	657	-	657
USD	15,947	BRL	16,091	2/4/2025	HUB	-	(144)	(144)
BRL	16,091	USD	16,051	2/4/2025	HUB	40	-	40
BRL	16,091	USD	16,062	2/4/2025	HUB	29	-	29
BRL	16,091	USD	16,156	2/4/2025	HUB	-	(65)	(65)
BRL	16,091	USD	16,160	2/4/2025	HUB	-	(69)	(69)
BRL	16,091	USD	16,170	2/4/2025	HUB	-	(79)	(79)
BRL	16,091	USD	16,173	2/4/2025	HUB	-	(82)	(82)
BRL	16,091	USD	16,298	2/4/2025	HUB	-	(207)	(207)
BRL	16,091	USD	16,314	2/4/2025	HUB	-	(223)	(223)
BRL	16,091	USD	16,319	2/4/2025	HUB	-	(228)	(228)
BRL	16,091	USD	16,331	2/4/2025	HUB	-	(240)	(240)
BRL	16,091	USD	16,333	2/4/2025	HUB	-	(242)	(242)
BRL	16,091	USD	16,335	2/4/2025	HUB	-	(244)	(244)
BRL	16,091	USD	16,341	2/4/2025	HUB	-	(250)	(250)
BRL	16,091	USD	16,354	2/4/2025	HUB	-	(263)	(263)
BRL	16,091	USD	16,384	2/4/2025	HUB	-	(293)	(293)
BRL	16,091	USD	16,394	2/4/2025	HUB	-	(303)	(303)
BRL	16,091	USD	16,464	2/4/2025	HUB	-	(373)	(373)
BRL	16,091	USD	16,488	2/4/2025	HUB	-	(397)	(397)
BRL	16,091	USD	16,518	2/4/2025	HUB	-	(427)	(427)
USD	16,370	BRL	16,091	2/4/2025	HUB	279	-	279
USD	16,409	BRL	16,091	2/4/2025	HUB	318	-	318
USD	16,419	BRL	16,091	2/4/2025	HUB	328	-	328
USD	16,420	BRL	16,091	2/4/2025	HUB	329	-	329
USD	16,483	BRL	16,091	2/4/2025	HUB	392	-	392
USD	34,858	AUD	33,410	2/4/2025	HUB	1,448	-	1,448
USD	40,502	AUD	38,458	2/4/2025	HUB	2,044	-	2,044
USD	42,873	AUD	41,077	2/4/2025	HUB	1,796	-	1,796
USD	51,462	AUD	49,306	2/4/2025	HUB	2,156	-	2,156
USD	51,612	BRL	50,782	2/4/2025	HUB	830	-	830
USD	54,047	BRL	52,721	2/4/2025	HUB	1,326	-	1,326
AUD	61,663	USD	62,214	2/4/2025	HUB	-	(551)	(551)
AUD	61,897	USD	65,259	2/4/2025	HUB	-	(3,362)	(3,362)

See accompanying notes

American Beacon AHL Multi-Alternatives FundSM

Consolidated Schedule of Investments

December 31, 2024

Currency Purchased*		Currency Sold*		Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
USD	62,399	AUD	61,897	2/4/2025	HUB	$502	$-	$502
USD	63,979	AUD	61,897	2/4/2025	HUB	2,082	-	2,082
USD	64,432	AUD	61,897	2/4/2025	HUB	2,535	-	2,535
USD	64,744	AUD	61,897	2/4/2025	HUB	2,847	-	2,847
USD	64,859	AUD	61,897	2/4/2025	HUB	2,962	-	2,962
USD	64,860	AUD	61,897	2/4/2025	HUB	2,963	-	2,963
USD	64,894	AUD	61,897	2/4/2025	HUB	2,997	-	2,997
USD	78,747	AUD	74,431	2/4/2025	HUB	4,316	-	4,316
USD	82,463	BRL	80,508	2/4/2025	HUB	1,955	-	1,955
USD	82,572	BRL	80,508	2/4/2025	HUB	2,064	-	2,064
USD	89,833	AUD	85,336	2/4/2025	HUB	4,497	-	4,497
USD	98,390	AUD	93,038	2/4/2025	HUB	5,352	-	5,352
USD	114,141	AUD	109,157	2/4/2025	HUB	4,984	-	4,984
USD	118,079	AUD	111,646	2/4/2025	HUB	6,433	-	6,433
AUD	119,209	USD	120,462	2/4/2025	HUB	-	(1,253)	(1,253)
AUD	123,793	USD	124,746	2/4/2025	HUB	-	(953)	(953)
USD	126,075	BRL	122,988	2/4/2025	HUB	3,087	-	3,087
USD	126,178	BRL	122,988	2/4/2025	HUB	3,190	-	3,190
USD	136,505	AUD	129,092	2/4/2025	HUB	7,413	-	7,413
USD	155,056	BRL	151,727	2/4/2025	HUB	3,329	-	3,329
USD	157,485	AUD	148,862	2/4/2025	HUB	8,623	-	8,623
USD	242,790	BRL	238,848	2/4/2025	HUB	3,942	-	3,942
PLN	38,113	EUR	38,106	2/5/2025	HUB	7	-	7
PLN	57,209	EUR	57,161	2/5/2025	HUB	48	-	48
PLN	61,378	EUR	61,327	2/5/2025	HUB	51	-	51
PLN	66,652	EUR	66,687	2/5/2025	HUB	-	(35)	(35)
PLN	76,219	EUR	76,214	2/5/2025	HUB	5	-	5
PLN	103,532	EUR	103,722	2/5/2025	HUB	-	(190)	(190)
PLN	103,694	EUR	103,722	2/5/2025	HUB	-	(28)	(28)
EUR	103,721	PLN	103,310	2/5/2025	HUB	411	-	411
EUR	103,721	PLN	103,364	2/5/2025	HUB	357	-	357
PLN	104,875	EUR	104,794	2/5/2025	HUB	81	-	81
PLN	114,374	EUR	114,320	2/5/2025	HUB	54	-	54
USD	21,419	GBP	21,411	2/6/2025	HUB	8	-	8
USD	41,189	GBP	41,166	2/6/2025	HUB	23	-	23
GBP	47,887	USD	49,044	2/6/2025	HUB	-	(1,157)	(1,157)
USD	62,496	GBP	62,577	2/6/2025	HUB	-	(81)	(81)
GBP	62,577	USD	63,711	2/6/2025	HUB	-	(1,134)	(1,134)
GBP	62,577	USD	63,745	2/6/2025	HUB	-	(1,168)	(1,168)
GBP	62,577	USD	63,750	2/6/2025	HUB	-	(1,173)	(1,173)
USD	62,737	GBP	62,577	2/6/2025	HUB	160	-	160
USD	62,820	GBP	62,577	2/6/2025	HUB	243	-	243
USD	62,863	GBP	62,577	2/6/2025	HUB	286	-	286
USD	63,097	GBP	62,577	2/6/2025	HUB	520	-	520
USD	63,386	GBP	62,577	2/6/2025	HUB	809	-	809
USD	63,434	GBP	62,577	2/6/2025	HUB	857	-	857
USD	63,656	GBP	62,577	2/6/2025	HUB	1,079	-	1,079
GBP	75,454	USD	77,297	2/6/2025	HUB	-	(1,843)	(1,843)
GBP	76,059	USD	77,949	2/6/2025	HUB	-	(1,890)	(1,890)
USD	125,613	GBP	125,155	2/6/2025	HUB	458	-	458
USD	63,506	GBP	62,577	2/6/2025	HUB	929	-	929
USD	63,506	GBP	62,577	2/6/2025	HUB	929	-	929
USD	127,311	GBP	125,155	2/6/2025	HUB	2,156	-	2,156
GBP	176,064	USD	180,302	2/6/2025	HUB	-	(4,238)	(4,238)
USD	71,448	KRW	68,001	2/7/2025	HUB	3,447	-	3,447
CAD	46,235	USD	46,239	2/12/2025	HUB	-	(4)	(4)
USD	69,750	CAD	69,671	2/12/2025	HUB	79	-	79
USD	70,698	CAD	69,671	2/12/2025	HUB	1,027	-	1,027
USD	70,878	CAD	69,671	2/12/2025	HUB	1,207	-	1,207

See accompanying notes

American Beacon AHL Multi-Alternatives FundSM

Consolidated Schedule of Investments

December 31, 2024

Currency Purchased*		Currency Sold*		Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
USD	71,262	CAD	69,671	2/12/2025	HUB	$1,591	$-	$1,591
USD	74,114	CAD	73,262	2/12/2025	HUB	852	-	852
USD	75,818	CAD	74,966	2/12/2025	HUB	852	-	852
USD	81,385	CAD	78,873	2/12/2025	HUB	2,512	-	2,512
CAD	83,346	USD	83,382	2/12/2025	HUB	-	(36)	(36)
USD	95,277	CAD	94,195	2/12/2025	HUB	1,082	-	1,082
USD	96,644	CAD	95,006	2/12/2025	HUB	1,638	-	1,638
USD	97,555	CAD	95,006	2/12/2025	HUB	2,549	-	2,549
USD	97,623	CAD	94,648	2/12/2025	HUB	2,975	-	2,975
USD	97,672	CAD	94,648	2/12/2025	HUB	3,024	-	3,024
USD	113,904	CAD	110,422	2/12/2025	HUB	3,482	-	3,482
USD	115,939	CAD	114,007	2/12/2025	HUB	1,932	-	1,932
USD	116,468	CAD	115,127	2/12/2025	HUB	1,341	-	1,341
USD	116,988	CAD	114,007	2/12/2025	HUB	2,981	-	2,981
CAD	125,667	USD	125,674	2/12/2025	HUB	-	(7)	(7)
USD	131,681	CAD	130,149	2/12/2025	HUB	1,532	-	1,532
USD	146,459	CAD	141,972	2/12/2025	HUB	4,487	-	4,487
USD	162,755	CAD	157,746	2/12/2025	HUB	5,009	-	5,009
USD	162,782	CAD	157,746	2/12/2025	HUB	5,036	-	5,036
USD	175,474	CAD	171,011	2/12/2025	HUB	4,463	-	4,463
USD	212,596	CAD	209,014	2/12/2025	HUB	3,582	-	3,582
USD	214,608	CAD	209,014	2/12/2025	HUB	5,594	-	5,594
CAD	232,450	USD	232,483	2/12/2025	HUB	-	(33)	(33)
USD	253,646	CAD	247,016	2/12/2025	HUB	6,630	-	6,630
EUR	7,340	CHF	7,283	2/17/2025	HUB	57	-	57
EUR	28,682	CHF	28,689	2/17/2025	HUB	-	(7)	(7)
EUR	38,162	CHF	37,765	2/17/2025	HUB	397	-	397
EUR	65,617	CHF	64,925	2/17/2025	HUB	692	-	692
EUR	75,096	CHF	75,122	2/17/2025	HUB	-	(26)	(26)
CHF	102,829	EUR	103,779	2/17/2025	HUB	-	(950)	(950)
CHF	103,164	EUR	103,779	2/17/2025	HUB	-	(615)	(615)
EUR	103,778	CHF	103,795	2/17/2025	HUB	-	(17)	(17)
EUR	132,997	CHF	132,499	2/17/2025	HUB	498	-	498
EUR	200,216	CHF	198,736	2/17/2025	HUB	1,480	-	1,480
EUR	282,117	CHF	281,106	2/17/2025	HUB	1,011	-	1,011
AUD	62,096	GBP	62,572	2/18/2025	HUB	-	(476)	(476)
AUD	62,148	GBP	62,572	2/18/2025	HUB	-	(424)	(424)
GBP	62,572	AUD	62,323	2/18/2025	HUB	249	-	249
GBP	99,966	AUD	98,011	2/18/2025	HUB	1,955	-	1,955
GBP	188,456	AUD	184,826	2/18/2025	HUB	3,630	-	3,630
GBP	199,936	AUD	195,947	2/18/2025	HUB	3,989	-	3,989
GBP	199,936	AUD	195,974	2/18/2025	HUB	3,962	-	3,962
EUR	23,135	AUD	23,053	2/20/2025	HUB	82	-	82
EUR	61,030	AUD	60,648	2/20/2025	HUB	382	-	382
EUR	79,503	AUD	78,998	2/20/2025	HUB	505	-	505
EUR	80,658	AUD	80,384	2/20/2025	HUB	274	-	274
EUR	103,793	AUD	103,853	2/20/2025	HUB	-	(60)	(60)
EUR	274,638	AUD	272,941	2/20/2025	HUB	1,697	-	1,697
USD	1,103,250	KRW	1,088,755	2/24/2025	HUB	14,495	-	14,495
USD	50,651	CLP	50,245	2/25/2025	HUB	406	-	406
USD	50,982	CLP	50,245	2/25/2025	HUB	737	-	737
USD	51,049	CLP	50,245	2/25/2025	HUB	804	-	804
USD	51,163	CLP	50,245	2/25/2025	HUB	918	-	918
USD	51,371	CLP	50,245	2/25/2025	HUB	1,126	-	1,126
USD	52,137	CLP	50,245	2/25/2025	HUB	1,892	-	1,892
USD	52,506	CLP	50,245	2/25/2025	HUB	2,261	-	2,261
USD	52,561	CLP	50,245	2/25/2025	HUB	2,316	-	2,316
USD	52,572	CLP	50,245	2/25/2025	HUB	2,327	-	2,327
USD	52,975	CLP	50,245	2/25/2025	HUB	2,730	-	2,730

See accompanying notes

American Beacon AHL Multi-Alternatives FundSM

Consolidated Schedule of Investments

December 31, 2024

Currency Purchased*		Currency Sold*		Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
USD	101,486	CLP	100,490	2/25/2025	HUB	$996	$-	$996
USD	102,802	CLP	100,490	2/25/2025	HUB	2,312	-	2,312
USD	22,358	NZD	21,641	2/26/2025	HUB	717	-	717
USD	22,809	NZD	22,072	2/26/2025	HUB	737	-	737
NZD	24,557	USD	24,797	2/26/2025	HUB	-	(240)	(240)
NZD	31,094	USD	31,309	2/26/2025	HUB	-	(215)	(215)
USD	34,207	NZD	33,107	2/26/2025	HUB	1,100	-	1,100
NZD	36,092	USD	36,477	2/26/2025	HUB	-	(385)	(385)
USD	40,654	NZD	39,335	2/26/2025	HUB	1,319	-	1,319
USD	50,651	NZD	49,015	2/26/2025	HUB	1,636	-	1,636
NZD	51,298	USD	51,757	2/26/2025	HUB	-	(459)	(459)
NZD	55,974	USD	56,491	2/26/2025	HUB	-	(517)	(517)
USD	57,841	NZD	55,974	2/26/2025	HUB	1,867	-	1,867
USD	58,621	NZD	55,974	2/26/2025	HUB	2,647	-	2,647
NZD	59,089	USD	59,520	2/26/2025	HUB	-	(431)	(431)
USD	75,856	NZD	71,966	2/26/2025	HUB	3,890	-	3,890
NZD	77,737	USD	78,263	2/26/2025	HUB	-	(526)	(526)
USD	101,208	NZD	95,954	2/26/2025	HUB	5,254	-	5,254
USD	129,306	NZD	125,093	2/26/2025	HUB	4,213	-	4,213
USD	350,305	NZD	335,842	2/26/2025	HUB	14,463	-	14,463
USD	394,215	NZD	381,421	2/26/2025	HUB	12,794	-	12,794
ZAR	16,357	USD	16,529	1/2/2025	NWM	-	(172)	(172)
ZAR	20,810	USD	21,050	1/2/2025	NWM	-	(240)	(240)
ZAR	22,671	USD	22,951	1/2/2025	NWM	-	(280)	(280)
ZAR	24,972	USD	25,271	1/2/2025	NWM	-	(299)	(299)
USD	26,602	ZAR	26,495	1/2/2025	NWM	107	-	107
USD	26,661	ZAR	26,495	1/2/2025	NWM	166	-	166
USD	26,692	ZAR	26,495	1/2/2025	NWM	197	-	197
USD	26,702	ZAR	26,495	1/2/2025	NWM	207	-	207
USD	26,704	ZAR	26,495	1/2/2025	NWM	209	-	209
USD	26,706	ZAR	26,495	1/2/2025	NWM	211	-	211
USD	26,715	ZAR	26,495	1/2/2025	NWM	220	-	220
ZAR	100,657	USD	101,667	1/2/2025	NWM	-	(1,010)	(1,010)
USD	26,484	ZAR	26,495	1/3/2025	NWM	-	(11)	(11)
USD	26,576	ZAR	26,495	1/3/2025	NWM	81	-	81
USD	26,615	ZAR	26,495	1/3/2025	NWM	120	-	120
USD	26,627	ZAR	26,495	1/3/2025	NWM	132	-	132
USD	26,629	ZAR	26,495	1/3/2025	NWM	134	-	134
USD	26,655	ZAR	26,495	1/3/2025	NWM	160	-	160
USD	26,660	ZAR	26,495	1/3/2025	NWM	165	-	165
USD	26,668	ZAR	26,495	1/3/2025	NWM	173	-	173
USD	26,672	ZAR	26,495	1/3/2025	NWM	177	-	177
USD	26,724	ZAR	26,495	1/3/2025	NWM	229	-	229
USD	110,728	CHF	110,187	1/6/2025	NWM	541	-	541
CHF	70	USD	71	1/16/2025	NWM	-	(1)	(1)
USD	133	CHF	131	1/16/2025	NWM	2	-	2
CHF	133	USD	135	1/16/2025	NWM	-	(2)	(2)
USD	189	CHF	186	1/16/2025	NWM	3	-	3
USD	199	CHF	197	1/16/2025	NWM	2	-	2
USD	245	HUF	241	1/16/2025	NWM	4	-	4
USD	264	CHF	260	1/16/2025	NWM	4	-	4
USD	748	CHF	738	1/16/2025	NWM	10	-	10
USD	1,010	CHF	992	1/16/2025	NWM	18	-	18
USD	11,617	CHF	11,451	1/16/2025	NWM	166	-	166
JPY	100,169	EUR	103,659	1/21/2025	NWM	-	(3,490)	(3,490)
JPY	100,446	EUR	103,659	1/21/2025	NWM	-	(3,213)	(3,213)
JPY	102,835	EUR	103,659	1/21/2025	NWM	-	(824)	(824)
EUR	103,659	JPY	101,750	1/21/2025	NWM	1,909	-	1,909
EUR	103,659	JPY	103,382	1/21/2025	NWM	277	-	277

See accompanying notes

American Beacon AHL Multi-Alternatives FundSM

Consolidated Schedule of Investments

December 31, 2024

Currency Purchased*		Currency Sold*		Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
EUR	103,659	JPY	104,489	1/21/2025	NWM	$-	$(830)	$(830)
JPY	103,702	EUR	103,659	1/21/2025	NWM	43	-	43
EUR	199,979	JPY	200,989	1/21/2025	NWM	-	(1,010)	(1,010)
EUR	214,658	JPY	215,793	1/21/2025	NWM	-	(1,135)	(1,135)
ZAR	11,710	USD	12,375	1/29/2025	NWM	-	(665)	(665)
USD	14,447	ZAR	14,307	1/29/2025	NWM	140	-	140
USD	16,027	ZAR	15,377	1/29/2025	NWM	650	-	650
USD	16,487	ZAR	16,317	1/29/2025	NWM	170	-	170
ZAR	16,807	USD	17,936	1/29/2025	NWM	-	(1,129)	(1,129)
ZAR	19,608	USD	20,924	1/29/2025	NWM	-	(1,316)	(1,316)
USD	20,996	ZAR	20,759	1/29/2025	NWM	237	-	237
USD	22,892	ZAR	22,616	1/29/2025	NWM	276	-	276
ZAR	23,116	USD	24,334	1/29/2025	NWM	-	(1,218)	(1,218)
ZAR	24,028	USD	24,981	1/29/2025	NWM	-	(953)	(953)
USD	25,206	ZAR	24,911	1/29/2025	NWM	295	-	295
USD	25,374	ZAR	24,617	1/29/2025	NWM	757	-	757
ZAR	26,431	USD	27,474	1/29/2025	NWM	-	(1,043)	(1,043)
ZAR	26,875	USD	28,372	1/29/2025	NWM	-	(1,497)	(1,497)
USD	27,161	ZAR	27,074	1/29/2025	NWM	87	-	87
USD	28,484	ZAR	27,700	1/29/2025	NWM	784	-	784
USD	30,881	ZAR	30,750	1/29/2025	NWM	131	-	131
USD	31,062	ZAR	30,942	1/29/2025	NWM	120	-	120
ZAR	31,095	USD	32,299	1/29/2025	NWM	-	(1,204)	(1,204)
USD	32,556	ZAR	31,597	112912025	NWM	959	-	959
ZAR	32,734	USD	34,601	1/29/2025	NWM	-	(1,867)	(1,867)
USD	33,665	ZAR	32,714	1/29/2025	NWM	951	-	951
USD	35,320	ZAR	35,143	1/29/2025	NWM	177	-	177
ZAR	35,826	USD	37,577	1/29/2025	NWM	-	(1,751)	(1,751)
ZAR	36,986	USD	38,948	1/29/2025	NWM	-	(1,962)	(1,962)
ZAR	37,314	USD	38,814	1/29/2025	NWM	-	(1,500)	(1,500)
USD	37,406	ZAR	37,030	1/29/2025	NWM	376	-	376
USD	38,391	ZAR	37,401	1/29/2025	NWM	990	-	990
ZAR	38,445	USD	39,969	1/29/2025	NWM	-	(1,524)	(1,524)
USD	38,756	ZAR	38,678	1/29/2025	NWM	78	-	78
USD	39,150	ZAR	37,485	1/29/2025	NWM	1,665	-	1,665
USD	39,264	ZAR	38,166	1/29/2025	NWM	1,098	-	1,098
USD	39,314	ZAR	38,166	1/29/2025	NWM	1,148	-	1,148
ZAR	40,526	USD	42,731	1/29/2025	NWM	-	(2,205)	(2,205)
USD	42,759	ZAR	41,550	1/29/2025	NWM	1,209	-	1,209
ZAR	42,877	USD	45,731	1/29/2025	NWM	-	(2,854)	(2,854)
ZAR	43,466	USD	45,633	1/29/2025	NWM	-	(2,167)	(2,167)
USD	43,770	ZAR	42,535	1/29/2025	NWM	1,235	-	1,235
USD	43,871	ZAR	42,666	1/29/2025	NWM	1,205	-	1,205
USD	44,211	ZAR	43,928	1/29/2025	NWM	283	-	283
USD	44,340	ZAR	43,928	1/29/2025	NWM	412	-	412
USD	44,760	ZAR	43,446	1/29/2025	NWM	1,314	-	1,314
ZAR	45,592	USD	47,984	1/29/2025	NWM	-	(2,392)	(2,392)
ZAR	45,592	USD	48,054	1/29/2025	NWM	-	(2,462)	(2,462)
ZAR	45,621	USD	48,076	1/29/2025	NWM	-	(2,455)	(2,455)
ZAR	48,056	USD	50,021	1/29/2025	NWM	-	(1,965)	(1,965)
ZAR	48,056	USD	50,029	1/29/2025	NWM	-	(1,973)	(1,973)
USD	48,703	ZAR	48,321	1/29/2025	NWM	382	-	382
USD	50,033	ZAR	48,762	1/29/2025	NWM	1,271	-	1,271
ZAR	51,307	USD	54,139	1/29/2025	NWM	-	(2,832)	(2,832)
ZAR	52,861	USD	54,894	112912025	NWM	-	(2,033)	(2,033)
ZAR	52,861	USD	55,199	1/29/2025	NWM	-	(2,338)	(2,338)
ZAR	54,415	USD	57,401	1/29/2025	NWM	-	(2,986)	(2,986)
USD	54,664	ZAR	52,861	1/29/2025	NWM	1,803	-	1,803
ZAR	55,971	USD	58,155	1/29/2025	NWM	-	(2,184)	(2,184)

See accompanying notes

American Beacon AHL Multi-Alternatives FundSM

Consolidated Schedule of Investments

December 31, 2024

Currency Purchased*		Currency Sold*		Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
ZAR	61,279	USD	64,767	1/29/2025	NWM	$-	$(3,488)	$(3,488)
ZAR	62,190	USD	64,530	1/29/2025	NWM	-	(2,340)	(2,340)
ZAR	62,190	USD	64,593	1/29/2025	NWM	-	(2,403)	(2,403)
ZAR	68,409	USD	71,121	112912025	NWM	-	(2,712)	(2,712)
USD	101,404	ZAR	100,411	1/29/2025	NWM	993	-	993
USD	179,055	ZAR	178,512	1/29/2025	NWM	543	-	543
USD	13,465	CHF	13,379	2/13/2025	NWM	86	-	86
CHF	31,180	USD	31,474	2/13/2025	NWM	-	(294)	(294)
USD	57,018	CHF	56,226	2/13/2025	NWM	792	-	792
USD	57,032	CHF	56,225	2/13/2025	NWM	807	-	807
USD	58,531	CHF	56,989	2/13/2025	NWM	1,542	-	1,542
USD	69,932	CHF	68,045	2/13/2025	NWM	1,887	-	1,887
USD	69,988	CHF	68,046	2/13/2025	NWM	1,942	-	1,942
USD	70,002	CHF	68,045	2/13/2025	NWM	1,957	-	1,957
USD	70,080	CHF	68,046	2/13/2025	NWM	2,034	-	2,034
USD	76,698	CHF	74,507	2/13/2025	NWM	2,191	-	2,191
CHF	79,478	USD	80,244	2/13/2025	NWM	-	(766)	(766)
USD	97,894	CHF	97,279	2/13/2025	NWM	615	-	615
CHF	110,658	USD	111,609	2/13/2025	NWM	-	(951)	(951)
USD	113,702	CHF	110,658	2/13/2025	NWM	3,044	-	3,044
USD	114,029	CHF	112,453	2/13/2025	NWM	1,576	-	1,576
USD	114,072	CHF	112,452	2/13/2025	NWM	1,620	-	1,620
USD	114,584	CHF	110,658	2/13/2025	NWM	3,926	-	3,926
USD	127,801	CHF	124,179	2/13/2025	NWM	3,622	-	3,622
USD	140,068	CHF	136,092	2/13/2025	NWM	3,976	-	3,976
USD	199,660	CHF	196,791	2/13/2025	NWM	2,869	-	2,869
USD	211,889	CHF	208,756	2/13/2025	NWM	3,133	-	3,133
USD	256,824	CHF	253,018	2/13/2025	NWM	3,806	-	3,806
GBP	10,601	EUR	10,561	2/18/2025	NWM	40	-	40
GBP	56,243	EUR	56,069	2/18/2025	NWM	174	-	174
GBP	84,444	EUR	84,102	2/18/2025	NWM	342	-	342
GBP	103,450	EUR	103,783	2/18/2025	NWM	-	(333)	(333)
EUR	103,784	GBP	104,048	2/18/2025	NWM	-	(264)	(264)
GBP	103,934	EUR	103,783	2/18/2025	NWM	151	-	151
GBP	104,183	EUR	103,783	2/18/2025	NWM	400	-	400
GBP	124,524	EUR	124,122	2/18/2025	NWM	402	-	402
GBP	124,741	EUR	124,540	2/18/2025	NWM	201	-	201
GBP	160,358	EUR	160,123	2/18/2025	NWM	235	-	235
GBP	160,375	EUR	160,122	2/18/2025	NWM	253	-	253
GBP	178,256	EUR	177,915	2/18/2025	NWM	341	-	341
EUR	207,567	GBP	208,314	2/18/2025	NWM	-	(747)	(747)
GBP	245,056	EUR	244,063	2/18/2025	NWM	993	-	993
EUR	25,947	HUF	25,818	2/19/2025	NWM	129	-	129
EUR	77,841	HUF	77,453	2/19/2025	NWM	388	-	388
USD	20,611	ILS	20,657	2/24/2025	NWM	-	(46)	(46)
USD	20,612	ILS	20,657	2/24/2025	NWM	-	(45)	(45)
ILS	47,284	USD	47,647	2/24/2025	NWM	-	(363)	(363)
USD	51,356	ILS	51,414	2/24/2025	NWM	-	(58)	(58)
ILS	64,228	USD	64,646	2/24/2025	NWM	-	(418)	(418)
ILS	75,476	USD	76,055	2/24/2025	NWM	-	(579)	(579)
ILS	83,862	USD	84,438	2/24/2025	NWM	-	(576)	(576)
USD	86,103	ILS	86,302	2/24/2025	NWM	-	(199)	(199)
ILS	88,335	USD	89,063	2/24/2025	NWM	-	(728)	(728)
ILS	92,248	USD	93,044	2/24/2025	NWM	-	(796)	(796)
USD	96,183	ILS	96,401	2/24/2025	NWM	-	(218)	(218)
ILS	99,428	USD	99,921	2/24/2025	NWM	-	(493)	(493)
USD	1,916	HUF	1,883	2/26/2025	NWM	33	-	33
USD	20,295	HUF	19,852	2/26/2025	NWM	443	-	443
USD	22,981	HUF	22,596	2/26/2025	NWM	385	-	385

See accompanying notes

American Beacon AHL Multi-Alternatives FundSM

Consolidated Schedule of Investments

December 31, 2024

Currency Purchased*		Currency Sold*		Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
HUF	25,105	USD	25,299	2/26/2025	NWM	$-	$(194)	$(194)
USD	26,118	HUF	25,524	2/26/2025	NWM	594	-	594
USD	51,706	HUF	50,840	2/26/2025	NWM	866	-	866
USD	56,235	HUF	55,049	2/26/2025	NWM	1,186	-	1,186
EUR	103,826	SEK	103,647	2/27/2025	NWM	179	-	179
USD	133,032	MYR	131,567	1/16/2025	SSB	1,465	-	1,465
USD	1,239,022	EUR	1,217,001	1/16/2025	SSB	22,021	-	22,021
USD	1,288,337	GBP	1,263,887	1/16/2025	SSB	24,450	-	24,450

						$1,013,690	$(272,170)	$741,520

*	All values denominated in USD.

Glossary:

Counterparty Abbreviations:
BNP	BNP Paribas NA
CBK	Citibank, N.A.
HUB	HSBC Bank PLC
JPM	JPMorgan Chase Bank, N.A.
NWM	NatWest Markets PLC
SSB	State Street Bank & Trust Co.

Currency Abbreviations:
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
CNY	Chinese Yuan
EUR	Euro
GBP	British Pound
HUF	Hungarian Forint
ILS	Israeli New Shekel
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PHP	Philippine Peso
PLN	Polish Zloty
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
TWD	New Taiwan Dollar
USD	United States Dollar
ZAR	South African Rand

See accompanying notes

American Beacon AHL Multi-Alternatives FundSM

Consolidated Schedule of Investments

December 31, 2024

Index Abbreviations:
BBUXALC	Bloomberg Commodity ex-Agriculture and Livestock Capped Index.
DAX	Deutsche Boerse AG German Stock Index.
Euro Stoxx 50	Eurozone Blue-chip Index.
FTSE 100	Financial Times Stock Exchange 100 Index.
FTSE China A50	Financial Times Stock Exchange China A50 Index.
FTSF/JSE Top 40	Largest 40 companies ranked by full market value in the FTSF/JSE All-Share Index.
FTSE/MIB	Borsa Italiana-Italian Stock Market Index.
Hang Seng	Hong Kong Stock Market Index.
MSCI EAFE	Morgan Stanley Capital International - Europe, Australasia, and Far East.
NASDAQ	National Association of Securities Dealers Automated Quotations.
Nifty 50	National Stock Exchange FIFTY.
NIKKEI 225	Nikkei Stock Average.
OMXS30	Stockholm Stock Exchange’s leading share index.
Russell 2000	U.S. Small-Cap Stock Market Index.
S&P500	Standard & Poor’s 500 Index - U.S. Equity Large-Cap Index.
S&P/TSX	Canadian Equity Market Index.
Stoxx Europe 600	Europe Total Market Index.
TOPIX	Tokyo Stock Exchange Tokyo Price Index.

Exchange Abbreviations:
ASX	Australian Securities Exchange.
CBOT	Chicago Board of Trade.
CME	Chicago Mercantile Exchange.
EUREX	European derivatives exchange.
Euronext	European New Exchange Technology.
FinEx	Financial Instruments Exchange.
HKG	Hong Kong Exchange.
ICE	Intercontinental Exchange.
JSE	Johannesburg Stock Exchange.
KFE	Korea Exchange - KOFEX.
LME	London Metal Exchange.
MDE	Malaysian Derivative Exchange.
MGE	Minneapolis Grain Exchange/
NSE	National Stock Exchange
NYMEX	New York Mercantile Exchange.
OML	OMLX: London Securities & Derivatives Exchange.
SAFEX	South African Futures Exchange.
SFE	Sydney Futures Exchange.
SGX	Singapore Stock Exchange.
TSE	Tokyo Stock Exchange.
WCE	Winnipeg Commodity Exchange.

See accompanying notes

American Beacon AHL Multi-Alternatives FundSM

Consolidated Schedule of Investments

December 31, 2024

Other Abbreviations:
Bobl	Medium term debt that is issued by the Federal Republic of Germany.
BTP	Buoni del Tesoro Poliennali.
Bund	German Federal Government Bond.
Buxl	Long term debt that is issued by the Federal Republic of Germany.
CDX	Credit Default Swap Index.
COMEX	The Commodity Exchange Inc.
CSC	CEI: Coffee, Sugar and Cocoa.
CTN	Cotton.
ESG	Environmental, Social, Governance.
EURIBOR	Euro Interbank Offered Rate.
GILT	Bank of England Bonds.
IFSC	International Financial Services Centre.
KCBT	The Kansas City Board of Trade.
LIBOR	London International Offered Rate.
NYBOT	New York Board of Trade.
OAT	Obligations Assimilables du Tresor.
OTC	Over-the-Counter.
RBOB	Reformulated Gasoline Blendstock for Oxygen Blending.
Schatz	Short-dated equivalent of the Bobl and Bund futures.
SOFR	Secured Overnight Financing Rate.
SONIA	Sterling Overnight Index Average.
ULSD	Ultra-low-sulfur diesel.

The Fund’s investments are summarized by level based on the inputs used to determine their values. As of December 31, 2024, the investments were classified as described below:

AHL Multi-Alternatives Fund	Level 1	Level 2	Level 3	Total
Assets
Foreign Sovereign Obligations	$-	$2,285,256	$-	$2,285,256
U.S. Treasury Obligations	-	2,995,202	-	2,995,202
Short-Term Investments	-	27,564,893	-	27,564,893

Total Investments in Securities - Assets	$-	$32,845,351	$-	$32,845,351

Financial Derivative Instruments - Assets
Futures Contracts	$406,955	$-	$-	$406,955
Swap Contract Agreements	-	51,192	-	51,192
Forward Foreign Currency Contracts	-	1,013,690	-	1,013,690

Total Financial Derivative Instruments - Assets	$406,955	$1,064,882	$-	$1,471,837

Financial Derivative Instruments - Liabilities
Futures Contracts	$(486,242)	$-	$-	$(486,242)
Forward Foreign Currency Contracts	-	(272,170)	-	(272,170)

Total Financial Derivative Instruments - Liabilities	$(486,242)	$(272,170)	$-	$(758,412)

U.S. GAAP requires transfers between all levels to/from level 3 be disclosed. During the year ended December 31, 2024, there were no transfers into or out of Level 3.

See accompanying notes

American Beacon AHL TargetRisk FundSM

Consolidated Schedule of Investments

December 31, 2024

	Principal Amount		Fair Value

FOREIGN SOVEREIGN OBLIGATIONS - 9.89%
French Republic Government Bonds OAT,
0.100%, Due 7/25/2031A B	EUR	4,819,400	$4,725,273
0.600%, Due 7/25/2034A B C		2,736,900	2,683,009
Italy Buoni Poliennali Del Tesoro, 1.800%, Due 5/15/2036A B D		4,084,720	4,192,568
U.K. Inflation-Linked Gilts,
1.250%, Due 11/22/2032A B	GBP	8,097,120	10,421,951
0.750%, Due 11/22/2033A B		3,148,770	3,862,636
0.125%, Due 3/22/2051A B		1,992,615	1,590,959

Total Foreign Sovereign Obligations (Cost $29,174,941)			27,476,396

U.S. TREASURY OBLIGATIONS - 13.54%
U.S. Treasury Inflation-Indexed Bonds,
1.500%, Due 2/15/2053A		$530,965	425,394
2.125%, Due 2/15/2054A		2,057,080	1,905,047
U.S. Treasury Inflation-Indexed Notes,
2.125%, Due 4/15/2029A		12,756,875	12,772,097
1.625%, Due 10/15/2029A		5,517,600	5,424,973
1.875%, Due 7/15/2034A		17,604,825	17,063,092

Total U.S. Treasury Obligations (Cost $38,641,916)			37,590,603

SHORT-TERM INVESTMENTS - 66.37%

U.S. Treasury Obligations - 66.37%
U.S. Treasury Bills,
5.109%, Due 1/16/2025		30,000,000	29,950,615
4.778%, Due 2/20/2025D		12,000,000	11,931,796
4.453%, Due 3/27/2025D		62,000,000	61,393,846
4.408%, Due 4/3/2025		50,000,000	49,466,007
4.469%, Due 4/10/2025D		6,000,000	5,932,090
4.459%, Due 4/17/2025D		13,000,000	12,842,235
4.402%, Due 5/8/2025D		13,000,000	12,811,459

Total Short-Term Investments (Cost $184,274,523)			184,328,048

TOTAL INVESTMENTS - 89.80% (Cost $252,091,380)			249,395,047
OTHER ASSETS, NET OF LIABILITIES - 10.20%			28,323,389

TOTAL NET ASSETS - 100.00%			$277,718,436

Percentages are stated as a percent of net assets.

A Inflation-Indexed Note.

B Reg S - Security purchased under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.

C Security exempt from registration under the Securities Act of 1933. These securities may be resold to qualified institutional buyers pursuant to Rule 144A. At the period end, the value of these securities amounted to $2,683,009 or 0.97% of net assets. The Fund has no right to demand registration of these securities.

D All or a portion represents positions held by the American Beacon Cayman TargetRisk Company, Ltd.

Long Futures Contracts Open on December 31, 2024:

Equity Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Contract Value	Unrealized Appreciation (Depreciation)
Borsa Italiana FTSE/MIB Index Futures	20	March 2025	$3,637,339	$3,552,965	$(84,374)
CME E-Mini NASDAQ 100 Index Futures	15	March 2025	6,594,645	6,367,950	(226,695)
CME E-Mini S&P 500 ESG Index Futures	1	March 2025	269,327	260,730	(8,597)
CME E-Mini S&P 500 Index Futures	49	March 2025	15,016,605	14,542,588	(474,017)
Eurex DAX Index Futures	9	March 2025	4,826,386	4,673,443	(152,943)

See accompanying notes

American Beacon AHL TargetRisk FundSM

Consolidated Schedule of Investments

December 31, 2024

Equity Futures Contracts (continued)
Description	Number of Contracts	Expiration Date	Notional Amount	Contract Value	Unrealized Appreciation (Depreciation)
Eurex EURO STOXX 50 Futures	141	March 2025	$7,308,432	$7,128,935	$(179,497)
Eurex STOXX Europe 600 ESG-X Futures	10	March 2025	198,060	194,429	(3,631)
Euronext CAC 40 Index Futures	49	January 2025	3,788,715	3,748,124	(40,591)
HKG Hang Seng China Enterprises Index Futures	36	January 2025	1,672,737	1,686,750	14,013
HKG Hang Seng Index Futures	15	January 2025	1,927,489	1,939,736	12,247
ICE FTSE 100 Index Futures	80	March 2025	8,361,169	8,192,933	(168,236)
KFE KOSPI 200 Index Futures	56	March 2025	3,071,833	3,032,707	(39,126)
Montreal Exchange S&P/TSX 60 Index Futures	42	March 2025	8,905,228	8,678,451	(226,777)
NSE IFSC NIFTY 50 Index Futures	10	January 2025	477,938	475,390	(2,548)
OML Stockholm OMXS30 Index Futures	185	January 2025	4,310,526	4,151,855	(158,671)
SAFEX FTSE/JSE Top 40 Index Futures	22	March 2025	931,237	889,804	(41,433)
SFE S&P ASX Share Price Index 200 Futures	52	March 2025	6,679,425	6,556,168	(123,257)
SGX FTSE China A50 Futures Contract	162	January 2025	2,181,641	2,181,330	(311)
SGX FTSE Taiwan Index Futures	21	January 2025	1,619,300	1,607,760	(11,540)
SGX MSCI Singapore Index Futures	51	January 2025	1,394,457	1,394,644	187
SGX Nikkei 225 Stock Index Futures	41	March 2025	5,122,863	5,118,323	(4,540)
TSE TOPIX Futures	47	March 2025	8,199,633	8,323,461	123,828

			$96,494,985	$94,698,476	$(1,796,509)

Interest Rate Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Contract Value	Unrealized Appreciation (Depreciation)
CBOT 2 Year U.S. Treasury Notes Futures	18	March 2025	$3,704,672	$3,700,969	$(3,703)
CBOT 5 Year U.S. Treasury Notes Futures	52	March 2025	5,578,066	5,527,844	(50,222)
CBOT 10 Year U.S. Treasury Notes Futures	55	March 2025	6,093,414	5,981,250	(112,164)
CBOT U.S. Long Bond Futures	40	March 2025	4,740,560	4,553,750	(186,810)
CBOT Ultra Long-Term U.S. Treasury Bond Futures	50	March 2025	6,277,861	5,945,312	(332,549)
Eurex 5 Year Euro BOBL Futures	53	March 2025	6,549,253	6,470,518	(78,735)
Eurex 10 Year Euro BUND Futures	54	March 2025	7,651,007	7,464,085	(186,922)
Eurex 30 Year Euro BUXL Futures	9	March 2025	1,313,814	1,236,929	(76,885)
Eurex Euro-BTP Italian Bond Futures	55	March 2025	6,991,420	6,835,469	(155,951)
French Government Bond Futures	50	March 2025	6,537,483	6,391,193	(146,290)
ICE Long Gilt Futures	35	March 2025	4,172,715	4,049,082	(123,633)
KFE 3 Year Treasury Bond Futures	42	March 2025	3,055,720	3,042,693	(13,027)
KFE 10 Year Treasury Bond Futures	24	March 2025	1,943,624	1,906,110	(37,514)
Montreal Exchange 10 Year Canadian Bond Futures	42	March 2025	3,561,122	3,582,469	21,347
SFE 3 Year Australian Bond Futures	45	March 2025	2,957,082	2,956,661	(421)
SFE 10 Year Australian Bond Futures	63	March 2025	4,437,862	4,401,445	(36,417)
TSE Japanese 10 Year Bond Futures	16	March 2025	14,473,051	14,429,438	(43,613)

			$90,038,726	$88,475,217	$(1,563,509)

Centrally Cleared Swap Agreements Outstanding on December 31, 2024:

Credit Default Swaps on Credit Indices - Buy Protection(1)
Index/Tranches	Fixed Rate (%)	Payment Frequency	Expiration Date	Implied Credit Spread at 12/31/2024(2) (%)	Curr	Notional Amount(3) (000s)	Premiums Paid (Received)	Fair Value(4)	Unrealized Appreciation (Depreciation)
iTraxx Europe S42	1.00	Quarterly	12/20/2029	0.5755	EUR	5,000	$(102,185)	$(104,542)	$(2,357)
iTraxx Europe S42	1.00	Quarterly	12/20/2029	0.5755	EUR	10,000	(214,221)	(209,085)	5,136
iTraxx Europe S42	1.00	Quarterly	12/20/2029	0.5755	EUR	5,000	(108,017)	(104,542)	3,475
iTraxx Europe Crossover S42	5.00	Quarterly	12/20/2029	3.1379	EUR	5,000	(404,951)	(415,758)	(10,807)
CDX.NA.IG.S43	1.00	Quarterly	12/20/2029	0.4991	USD	5,000	(107,057)	(113,410)	(6,353)
CDX.NA.HY.S43	5.00	Quarterly	12/20/2029	3.1181	USD	5,000	(394,220)	(393,820)	400

See accompanying notes

American Beacon AHL TargetRisk FundSM

Consolidated Schedule of Investments

December 31, 2024

Credit Default Swaps on Credit Indices - Buy Protection(1) (continued)
Index/Tranches	Fixed Rate (%)	Payment Frequency	Expiration Date	Implied Credit Spread at 12/31/2024(2) (%)	Curr	Notional Amount(3) (000s)	Premiums Paid (Received)	Fair Value(4)	Unrealized Appreciation (Depreciation)
CDX.NA.HY.S43	5.00	Quarterly	12/20/2029	3.1181	USD	5,000	$(370,705)	$(393,820)	$(23,115)
CDX.NA.IG.S43	1.00	Quarterly	12/20/2029	0.4991	USD	5,000	(111,648)	(113,410)	(1,762)
CDX.NA.IG.S43	1.00	Quarterly	12/20/2029	0.4991	USD	5,000	(110,255)	(113,410)	(3,155)
CDX.NA.IG.S43	1.00	Quarterly	12/20/2029	0.4991	USD	5,000	(112,659)	(113,410)	(751)

							$(2,035,918)	$(2,075,207)	$(39,289)

Credit Default Swaps on Credit Indices - Sell Protection(5)
Index/Tranches	Fixed Rate (%)	Payment Frequency	Expiration Date	Implied Credit Spread at 12/31/2024(2) (%)	Curr	Notional Amount(3) (000s)	Premiums Paid (Received)	Fair Value(4)	Unrealized Appreciation (Depreciation)
iTraxx Europe S42	1.00	Quarterly	12/20/2029	0.5755	EUR	60,000	$1,246,184	$1,254,507	$8,323
iTraxx Europe Crossover S42	5.00	Quarterly	12/20/2029	3.1379	EUR	20,000	1,643,571	1,663,034	19,463
CDX.NA.HY.S43	5.00	Quarterly	12/20/2029	3.1181	USD	30,000	2,213,866	2,362,919	149,053
CDX.NA.IG.S43	1.00	Quarterly	12/20/2029	0.4991	USD	60,000	1,294,052	1,360,910	66,858

							$6,397,673	$6,641,370	$243,697

OTC Swap Agreements Outstanding on December 31, 2024:

Total Return Swaps Agreements
Pay/Receive Floating Rate	Description	Reference Entity	Counter- party	Floating Rate	Payment Frequency	Expiration Date	Reference Quantity	Notional Amount	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Pay	1-Month USD-LIBOR	BBUXALC INDEX	JPM	0.000%	Maturity	1/6/2025	242,000	$30,333,944	$(2,944)	$598,390

									$(2,944)	$598,390

(1) If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2) Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swaps agreements on corporate issues and sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3) The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4) The quoted market prices and resulting values for credit default swaps on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/ sold as of the period end. Increasing fair values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5) If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

See accompanying notes

American Beacon AHL TargetRisk FundSM

Consolidated Schedule of Investments

December 31, 2024

Forward Foreign Currency Contracts Open on December 31, 2024:
Currency Purchased*		Currency Sold*		Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
USD	62,598	SEK	62,035	1/16/2025	SSB	$563	$-	$563
USD	65,524	SEK	64,652	1/16/2025	SSB	872	-	872
USD	93,009	CAD	91,684	1/16/2025	SSB	1,325	-	1,325
EUR	103,639	USD	105,099	1/16/2025	SSB	-	(1,460)	(1,460)
USD	108,437	AUD	105,382	1/16/2025	SSB	3,055	-	3,055
USD	126,855	AUD	123,345	1/16/2025	SSB	3,510	-	3,510
USD	131,471	AUD	126,876	1/16/2025	SSB	4,595	-	4,595
USD	132,191	CAD	130,720	1/16/2025	SSB	1,471	-	1,471
USD	136,268	GBP	133,945	1/16/2025	SSB	2,323	-	2,323
USD	146,017	CAD	144,401	1/16/2025	SSB	1,616	-	1,616
USD	169,311	EUR	167,012	1/16/2025	SSB	2,299	-	2,299
USD	176,178	EUR	173,628	1/16/2025	SSB	2,550	-	2,550
GBP	187,764	USD	190,754	1/16/2025	SSB	-	(2,990)	(2,990)
USD	230,656	GBP	226,724	1/16/2025	SSB	3,932	-	3,932
USD	249,600	CAD	249,973	1/16/2025	SSB	-	(373)	(373)
GBP	250,352	USD	250,501	1/16/2025	SSB	-	(149)	(149)
EUR	310,916	USD	312,400	1/16/2025	SSB	-	(1,484)	(1,484)
EUR	414,555	USD	423,833	1/16/2025	SSB	-	(9,278)	(9,278)
USD	442,262	EUR	436,142	1/16/2025	SSB	6,120	-	6,120
EUR	518,194	USD	526,256	1/16/2025	SSB	-	(8,062)	(8,062)
USD	548,574	GBP	538,514	1/16/2025	SSB	10,060	-	10,060
USD	557,838	EUR	549,272	1/16/2025	SSB	8,566	-	8,566
GBP	625,880	USD	629,363	1/16/2025	SSB	-	(3,483)	(3,483)
EUR	725,471	USD	728,135	1/16/2025	SSB	-	(2,664)	(2,664)
EUR	829,110	USD	831,958	1/16/2025	SSB	-	(2,848)	(2,848)
GBP	1,001,407	USD	1,016,182	1/16/2025	SSB	-	(14,775)	(14,775)
EUR	1,036,388	USD	1,050,987	1/16/2025	SSB	-	(14,599)	(14,599)
EUR	1,554,581	USD	1,559,922	1/16/2025	SSB	-	(5,341)	(5,341)
EUR	2,072,775	USD	2,085,146	1/16/2025	SSB	-	(12,371)	(12,371)
USD	2,537,066	KRW	2,438,715	1/16/2025	SSB	98,351	-	98,351
USD	5,384,876	EUR	5,289,173	1/16/2025	SSB	95,703	-	95,703
USD	16,314,139	EUR	16,024,196	1/16/2025	SSB	289,943	-	289,943
USD	19,701,422	GBP	19,327,520	1/16/2025	SSB	373,902	-	373,902

						$910,756	$(79,877)	$830,879

*	All values denominated in USD.

Glossary:

Counterparty Abbreviations:
JPM	JPMorgan Chase Bank, N.A.
SSB	State Street Bank & Trust Co.

Currency Abbreviations:
AUD	Australian Dollar
CAD	Canadian Dollar
EUR	Euro
GBP	British Pound
KRW	South Korean Won
SEK	Swedish Krona
USD	United States Dollar

See accompanying notes

American Beacon AHL TargetRisk FundSM

Consolidated Schedule of Investments

December 31, 2024

Index Abbreviations:
BBUXALC	Bloomberg Commodity ex-Agriculture and Livestock Capped Index.
CAC 40	Euronet Paris - French Stock Market Index.
DAX	Deutsche Boerse AG German Stock Index.
Euro Stoxx 50	Eurozone Blue-chip Index.
FTSE 100	Financial Times Stock Exchange 100 Index.
FTSE China A50	Financial Times Stock Exchange China A50 Index.
FTSE/JSE Top 40	Largest 40 companies ranked by full market value in the FTSE/JSE All-Share Index.
FTSE/MIB	Borsa Italiana-Italian Stock Market Index.
Hang Seng	Hong Kong Stock Market Index.
KOSPI	South Korean Stock Market Index.
NASDAQ	National Association of Securities Dealers Automated Quotations.
Nifty 50	National Stock Exchange FIFTY.
NIKKEI 225	Nikkei Stock Average.
OMXS30	Stockholm Stock Exchange’s leading share index.
S&P 500	Standard & Poor’s 500 Index - U.S. Equity Large-Cap Index.
S&P/TSX	Canadian Equity Market Index.
Stoxx Europe 600	Europe Total Market Index.
TOPIX	Tokyo Stock Exchange Tokyo Price Index.

Exchange Abbreviations:
ASX	Australian Securities Exchange.
CBOT	Chicago Board of Trade.
CME	Chicago Mercantile Exchange.
EUREX	European derivatives exchange.
Euronext	European New Exchange Technology.
HKG	Hong Kong Exchange.
ICE	Intercontinental Exchange.
JSE	Johannesburg Stock Exchange.
KFE	Korea Exchange - KOFEX.
NSE	National Stock Exchange
OML	OMLX: London Securities & Derivatives Exchange.
SAFEX	South African Futures Exchange.
SFE	Sydney Futures Exchange.
SGX	Singapore Stock Exchange.
TSE	Tokyo Stock Exchange.

Other Abbreviations:
Bobl	Medium term debt that is issued by the Federal Republic of Germany.
BTP	Buoni del Tesoro Poliennali.
Bund	German Federal Government Bond.
Buxl	Long term debt that is issued by the Federal Republic of Germany.
CDX	Credit Default Swap Index.
ESG	Environmental, Social, Governance.
GILT	Bank of England Bonds.
IFSC	International Financial Services Centre.
iTraxx	Credit Default Swap Index.
LIBOR	London International Offered Rate.
OAT	Obligations Assimilables du Tresor.
OTC	Over-the-Counter.

See accompanying notes

American Beacon AHL TargetRisk FundSM

Consolidated Schedule of Investments

December 31, 2024

The Fund’s investments are summarized by level based on the inputs used to determine their values. As of December 31, 2024, the investments were classified as described below:

AHL TargetRisk Fund	Level 1	Level 2	Level 3	Total
Assets
Foreign Sovereign Obligations	$-	$27,476,396	$-	$27,476,396
U.S. Treasury Obligations	-	37,590,603	-	37,590,603
Short-Term Investments	-	184,328,048	-	184,328,048

Total Investments in Securities - Assets	$-	$249,395,047	$-	$249,395,047

Financial Derivative Instruments - Assets
Futures Contracts	$171,622	$-	$-	$171,622
Swap Contract Agreements	-	851,098	-	851,098
Forward Foreign Currency Contracts	-	910,756	-	910,756

Total Financial Derivative Instruments - Assets	$171,622	$1,761,854	$-	$1,933,476

Financial Derivative Instruments - Liabilities
Futures Contracts	$(3,531,640)	$-	$-	$(3,531,640)
Swap Contract Agreements	-	(48,300)	-	(48,300)
Forward Foreign Currency Contracts	-	(79,877)	-	(79,877)

Total Financial Derivative Instruments - Liabilities	$(3,531,640)	$(128,177)	$-	$(3,659,817)

U.S. GAAP requires transfers between all levels to/from level 3 be disclosed. During the year ended December 31, 2024, there were no transfers into or out of Level 3.

See accompanying notes

American Beacon FundsSM

Consolidated Statements of Assets and LiabilitiesA

December 31, 2024

	AHL Managed Futures Strategy Fund	AHL Multi- Alternatives Fund	AHL TargetRisk Fund
Assets:
Investments in unaffiliated securities, at fair value†	$2,652,440,182	$32,845,351	$249,395,047
Foreign currency, at fair value^	-	228,775	1,842,890
Foreign currency deposits with brokers for futures contracts, and swap agreements at fair value¤	137,241,763	1,492,536	7,200,835
Cash	30,211,287	1,097,654	4,291,381
Cash collateral held at broker	-	-	1,958,045
Cash collateral held at custodian for the benefit of the broker	57,330,000	1,070,000	3,210,000
Dividends and interest receivable	-	23,577	289,496
Deposits with broker for futures contracts	77,832,585	260,351	3,756,504
Receivable for investments sold	-	1,885,180	64,257
Receivable for fund shares sold	7,737,571	17,986	3,570,699
Receivable for expense reimbursement (Note 2)	-	141,972	41,628
Unrealized appreciation from forward foreign currency contracts	145,678,496	1,013,690	910,756
Receivable for variation margin on open futures contracts (Note 5)	14,562,253	-	-
Receivable for variation margin on open centrally cleared swap agreements (Note 5)	-	226,818	4,566,163
OTC swap agreements, at fair value	-	39,624	595,446
Prepaid expenses	71,045	24,287	43,030

Total assets	3,123,105,182	40,367,801	281,736,177

Liabilities:
Payable for investments purchased	-	1,879,964	-
Payable for fund shares redeemed	5,459,691	18,913	200,298
Payable for expense recoupment (Note 2)	163,397	-	-
Management and sub-advisory fees payable (Note 2)	3,620,438	36,845	228,203
Service fees payable (Note 2)	74,655	113	8,651
Transfer agent fees payable (Note 2)	236,699	7,676	23,394
Custody and fund accounting fees payable	179,842	20,639	21,991
Professional fees payable	97,476	89,683	56,809
Trustee fees payable (Note 2)	834	15	154
Payable for prospectus and shareholder reports	164,760	1,434	49,749
Unrealized depreciation from forward foreign currency contracts	40,163,121	272,170	79,877
Payable for variation margin from open futures contracts (Note 5)	-	78,836	3,342,866
Other liabilities	16,017	2,276	5,749

Total liabilities	50,176,930	2,408,564	4,017,741

Commitments and contingent liabilities (Note 2)

Net assets	$3,072,928,252	$37,959,237	$277,718,436

Analysis of net assets:
Paid-in-capital	$3,226,388,666	$37,180,192	$382,303,023
Total distributable earnings (deficits)	(153,460,414)	779,045	(104,584,587)

Net assets	$3,072,928,252	$37,959,237	$277,718,436

See accompanying notes

American Beacon FundsSM

Consolidated Statements of Assets and LiabilitiesA

December 31, 2024

	AHL Managed Futures Strategy Fund	AHL Multi- Alternatives Fund	AHL TargetRisk Fund
Shares outstanding at no par value (unlimited shares authorized):
R5 Class	56,936,384	N/A	2,208,001

Y Class	231,734,198	920,385	22,427,770

Investor Class	6,928,940	N/A	378,299

A Class	8,934,592	10,593	241,149

C Class	2,779,072	10,593	633,049

R6 Class	N/A	2,789,118	N/A

Net assets:
R5 Class	$572,740,617	N/A	$23,702,057

Y Class	$2,317,399,884	$9,357,645	$240,697,355

Investor Class	$68,313,579	N/A	$4,050,432

A Class	$88,263,305	$107,328	$2,568,834

C Class	$26,210,867	$106,227	$6,699,758

R6 Class	N/A	$28,388,037	N/A

Net asset value, offering and redemption price per share:
R5 Class	$10.06	N/A	$10.73

Y Class	$10.00	$10.17	$10.73

Investor Class	$9.86	N/A	$10.71

A Class	$9.88	$10.13	$10.65

A Class (offering price)	$10.48	$10.75	$11.30

C Class	$9.43	$10.03	$10.58

R6 Class	N/A	$10.18	N/A

† Cost of investments in unaffiliated securities	$2,651,532,323	$33,020,272	$252,091,380
¤ Cost of foreign currency deposits with broker for futures contracts	$140,967,758	$1,542,939	$9,453,039
^ Cost of foreign currency	$-	$229,739	$1,869,716

A See Note 1 in the Consolidated Notes to Financial Statements for additional information.

See accompanying notes

American Beacon FundsSM

Consolidated Statements of OperationsA

For the year ended December 31, 2024

	AHL Managed Futures Strategy Fund	AHL Multi- Alternatives Fund		AHL TargetRisk Fund
Investment income:
Interest income	$159,858,702	$1,685,594		$13,051,855
Other income	-	5		7

Total investment income	159,858,702	1,685,599		13,051,862

Expenses:
Management and sub-advisory fees (Note 2)	44,861,883	414,753		2,616,202
Transfer agent fees (Note 2):
R5 Class	55,057	-		7,222
Y Class	2,530,265	9,503		228,283
Investor Class	3,408	-		1,532
A Class	3,997	1,042		143
C Class	1,486	1,042		350
R6 Class	-	2,309		-
Custody and fund accounting fees	4,310,826	303,387		177,839
Professional fees	346,245	154,488		86,908
Registration fees and expenses	170,484	54,890		92,164
Service fees (Note 2):
Investor Class	188,148	-		16,226
A Class	123,193	-		6,277
C Class	19,700	-		6,123
Distribution fees (Note 2):
A Class	233,194	270		6,221
C Class	314,668	1,076		79,834
Prospectus and shareholder report expenses	344,723	7,685		38,322
Trustee fees (Note 2)	329,776	3,603		28,616
Prime broker fees	176,826	727		-
Line of credit interest expense (Note 9)	43,899	451		3,802
Other expenses	227,302	14,867		174,952

Total expenses	54,285,080	970,093		3,571,016

Net fees waived and expenses (reimbursed/recouped) (Note 2)	-	(505,953	)B	(18,758)

Net expenses	54,285,080	464,140		3,552,258

Net investment income	105,573,622	1,221,459		9,499,604

Realized and unrealized gain (loss) from investments:
Net realized gain (loss) from:
Investments in unaffiliated securitiesC	495,529	54,157		473,236
Foreign currency transactions	(7,002,469)	49,654		819,485
Forward foreign currency contracts	(73,567,963)	(515,510)		(146,593)
Futures contracts	(30,482,591)	681,403		18,855,462
Swap agreements	-	159,443		4,425,028
Change in net unrealized appreciation (depreciation) of:
Investments in unaffiliated securitiesD	(19,641)	(346,836)		(4,892,330)
Foreign currency transactions	(6,648,606)	(91,460)		(434,397)
Forward foreign currency contracts	108,352,939	799,084		1,451,464
Futures contracts	(33,158,723)	(775,824)		(11,890,743)
Swap agreements	-	2,147		(122,068)

Net gain (loss) from investments	(42,031,525)	16,258		8,538,544

Net increase in net assets resulting from operations	$63,542,097	$1,237,717		$18,038,148

A See Note 1 in the Consolidated Notes to Financial Statements for additional information.
B The Manager voluntarily reimbursed service fees in the amount of $127.
C The Fund did not recognize net realized gains (losses) from the sale of investments in affiliated securities.
D The Fund’s investments in affiliated securities did not have a change in unrealized appreciation (depreciation) at year end.

See accompanying notes

American Beacon FundsSM

Consolidated Statements of Changes in Net AssetsA

	AHL Managed Futures Strategy Fund		AHL Multi-Alternatives Fund
	Year Ended December 31, 2024	Year Ended December 31, 2023	Year Ended December 31, 2024	August 17, 2023B to December 31, 2023
Increase (decrease) in net assets:
Operations:
Net investment income	$105,573,622	$108,781,513	$1,221,459	$375,951
Net realized gain (loss) from investments in unaffiliated securities, foreign currency transactions, forward foreign currency contracts, futures contracts, and swap agreements	(110,557,494)	(283,479,734)	429,147	(168,430)
Change in net unrealized appreciation (depreciation) of investments in unaffiliated securities, foreign currency transactions, forward foreign currency contracts, futures contracts, and swap agreements	68,525,969	28,233,827	(412,889)	892,341

Net increase (decrease) in net assets resulting from operations	63,542,097	(146,464,394)	1,237,717	1,099,862

Distributions to shareholders:
Total retained earnings:
R5 Class	(3,156,272)	(8,081,982)	-	-
Y Class	(10,622,659)	(22,062,769)	(390,558)	(100,429)
Investor Class	(201,961)	(277,804)	-	-
A Class	(143,482)	(287,075)	(4,495)	(1,505)
C Class	-	-	(4,442)	(1,505)
R6 Class	-	-	(1,191,336)	(371,735)

Net distributions to shareholders	(14,124,374)	(30,709,630)	(1,590,831)	(475,174)

Capital share transactions (Note 10):
Proceeds from sales of shares	1,423,958,304	1,806,501,124	11,206,724	9,208,811
Reinvestment of dividends and distributions	12,503,770	26,956,881	1,590,831	475,174
Cost of shares redeemed	(1,553,452,340)	(2,156,933,583)	(2,199,485)	(5,094,392)

Net increase (decrease) in net assets from capital share transactions	(116,990,266)	(323,475,578)	10,598,070	4,589,593

Net increase (decrease) in net assets	(67,572,543)	(500,649,602)	10,244,956	5,214,281

Net assets:
Beginning of year	3,140,500,795	3,641,150,397	27,714,281	22,500,000 [c]

End of year	$3,072,928,252	$3,140,500,795	$37,959,237	$27,714,281

A Consolidated financial statement. See Note 1 in the Notes to Financial Statements for additional information.
B Commencement of operations.
C Seed capital.

See accompanying notes

American Beacon FundsSM

Consolidated Statements of Changes in Net AssetsA

	AHL TargetRisk Fund
	Year Ended December 31, 2024	Year Ended December 31, 2023
Increase (decrease) in net assets:
Operations:
Net investment income	$9,499,604	$11,671,048
Net realized gain from investments in unaffiliated securities, foreign currency transactions, forward foreign currency contracts, futures contracts, and swap agreements	24,426,618	4,689,743
Change in net unrealized appreciation (depreciation) of investments in unaffiliated securities, foreign currency transactions, forward foreign currency contracts, futures contracts, and swap agreements	(15,888,074)	27,647,250

Net increase in net assets resulting from operations	18,038,148	44,008,041

Distributions to shareholders:
Total retained earnings:
R5 Class	(1,257,168)	(1,016,000)
Y Class	(12,561,368)	(8,797,885)
Investor Class	(186,775)	(253,764)
A Class	(116,032)	(102,669)
C Class	(255,290)	(248,384)

Net distributions to shareholders	(14,376,633)	(10,418,702)

Capital share transactions (Note 10):
Proceeds from sales of shares	103,238,112	84,633,468
Reinvestment of dividends and distributions	14,081,085	10,013,293
Cost of shares redeemed	(117,236,170)	(290,191,816)

Net increase (decrease) in net assets from capital share transactions	83,027	(195,545,055)

Net increase (decrease) in net assets	3,744,542	(161,955,716)

Net assets:
Beginning of year	273,973,894	435,929,610

End of year	$277,718,436	$273,973,894

A Consolidated financial statement. See Note 1 in the Consolidated Notes to Financial Statements for additional information.

See accompanying notes

American Beacon FundsSM

Consolidated Notes to Financial Statements

December 31, 2024

1. Organization and Significant Accounting Policies

American Beacon Funds (the “Trust”) is organized as a Massachusetts business trust. The Funds, each a series within the Trust, are registered under the Investment Company Act of 1940, as amended (the “Act”), as non-diversified, open-end management investment companies. As of December 31, 2024, the Trust consists of twenty-six active series, three of which are presented in this filing: American Beacon AHL Managed Futures Strategy Fund, American Beacon AHL Multi-Alternatives Fund and American Beacon AHL TargetRisk Fund (collectively, the “Funds” and each individually a “Fund”). The remaining twenty-three active series are reported in separate filings.

American Beacon Advisors, Inc. (the “Manager”) is a Delaware corporation and a wholly-owned subsidiary of Resolute Investment Managers, Inc. (“RIM”) organized in 1986 to provide business management, advisory, administrative, and asset management consulting services to the Trust and other investors. The Manager is registered as an investment advisor under the Investment Advisers Act of 1940, as amended (the “Advisers Act”). The Manager is an indirect wholly-owned subsidiary of Resolute Topco, Inc. (“Topco”), which is owned primarily by various institutional investment funds that are managed by financial institutions and other investment advisory firms. No owner of Topco owns 25% or more of the outstanding equity or voting interests of Topco.

Recently Adopted Accounting Pronouncements

In March 2020, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2020-04, Reference Rate Reform (Topic 848); Facilitation of the Effects of Reference Rate Reform on Financial Reporting, which provides optional guidance for a limited period of time to ease the potential burden in accounting for (or recognizing the effects of) reference rate reform. The guidance is applicable to contracts referencing London Inter-bank Offered Rate (“LIBOR”) or another reference rate that is expected to be discontinued due to reference rate reform. The ASU is effective as of March 12, 2020 and generally can be applied through December 31, 2022. In December 2022, the FASB issued ASU No. 2022-06 Reference Rate Reform (Topic 848): Deferral of the Sunset Date of Topic 848 which updates and clarifies ASU No. 2020-04. The amendments in this ASU defer the sunset date of Topic 848 from December 31, 2022, to December 31, 2024. Management has concluded that these ASUs will not have a material impact on the Funds’ financial statements.

In June 2022, the FASB issued ASU No. 2022-03, Fair Value Measurement (Topic 820); Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions, which provides clarifying guidance that a contractual restriction on the sale of an equity security is not considered part of the unit of account of the equity security and, therefore, is not considered in measuring fair value. The ASU is effective for fiscal years beginning after December 15, 2023, and interim periods within those fiscal years. Management has concluded that the ASU will not have a material impact on the Funds’ financial statements.

In this reporting period, the Funds adopted FASB ASU No., Segment Reporting (Topic 280); Improvements to Reportable Segment Disclosures. Adoption of the new standard impacted financial statement disclosures only and did not affect the Funds’ financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The President of the American Beacon Funds acts as the Funds’ CODM. The Funds represent a single operating segment, as the CODM monitors the operating results of the Funds as a whole and the Funds’ long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Funds’ portfolio managers as a team. The financial information in the form of the Funds’ portfolio composition, total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, subscriptions and redemptions), which are used by the CODM to assess the segment’s performance versus the Funds’ comparative benchmarks and to make resource allocation decisions for the Funds’ single segment, is consistent with that presented within the Funds’

American Beacon FundsSM

Consolidated Notes to Financial Statements

December 31, 2024

financial statements. Segment assets are reflected on the accompanying statements of assets and liabilities as “total assets” and significant segment expenses are listed on the accompanying statements of operations.

Class Disclosure

Each Fund has multiple classes of shares designed to meet the needs of different groups of investors; however, not all of the Funds offer all classes. The following table sets forth the differences amongst the classes:

Class	Eligible Investors	Minimum Initial Investments
R5 Class	Large institutional investors - sold directly or through intermediary channels.	$250,000

Y Class	Large institutional retirement plan investors - sold directly or through intermediary channels.	$100,000

Investor Class	All investors using intermediary organizations, such as broker-dealers or retirement plan sponsors.	$2,500

A Class	All investors who invest through intermediary organizations, such as broker-dealers or third party administrator. Retail investors who invest directly through a financial intermediary such as a broker, bank, or registered investment advisor which may include a front-end sales charge and a contingent deferred sales charge (“CDSC”).	$2,500

C Class	Retail investors who invest directly through a financial intermediary, such as a broker or through employee directed benefit plans with applicable sales charges which may include CDSC.	$1,000

R6 Class	Large institutional retirement plan investors - sold through retirement plan sponsors.	None

Each class offered by the Trust has equal rights as to assets and voting privileges. Income and non-class specific expenses are allocated daily to each class based on the relative net assets. Realized and unrealized capital gains and losses of each class are allocated daily based on the relative net assets of each class of the respective Fund. Class specific expenses, where applicable, currently include service, distribution, transfer agent fees, and sub-transfer agent fees that vary amongst the classes as described more fully in Note 2.

Consolidation of Subsidiaries

The Consolidated Schedules of Investments of AHL Managed Futures Strategy Fund, AHL Multi-Alternatives Fund and AHL TargetRisk Fund are consolidated to include the accounts of American Beacon Cayman Managed Futures Strategy Fund, Ltd., American Beacon Cayman Multi-Alternatives Company, Ltd. and American Beacon Cayman TargetRisk Company, Ltd., respectively, each of which are wholly-owned and controlled subsidiaries (the “Subsidiaries”) of the applicable Fund. All intercompany accounts and transactions have been eliminated in consolidation for AHL Managed Futures Strategy Fund, AHL Multi-Alternatives Fund and AHL TargetRisk Fund.

For Federal tax purposes, taxable income for each Fund and its Subsidiary are calculated separately. The Subsidiaries are classified as controlled foreign corporations under the Internal Revenue Code of 1986 (the “Code”) and each Subsidiary’s taxable income is included in the calculation of the applicable Fund’s taxable income. Net losses of the Subsidiaries are not deductible by AHL Managed Futures Strategy Fund, AHL Multi-Alternatives Fund and AHL TargetRisk Fund either in the current period or future periods. The Subsidiaries have a fiscal year end of December 31st for financial statement consolidation purposes and a nonconforming tax year end of November 30th.

Each Fund may invest up to 25% of its total assets in its Subsidiary, which acts as an investment vehicle in order to effect certain investments consistent with the Fund’s investment objectives and policies. AHL Managed Futures Strategy Fund, AHL Multi-Alternatives Fund and AHL TargetRisk Fund expect to achieve a significant portion of their exposure to commodities and commodities-related investments through investment in the Subsidiaries.

American Beacon FundsSM

Consolidated Notes to Financial Statements

December 31, 2024

Unlike AHL Managed Futures Strategy Fund, AHL Multi-Alternatives Fund and AHL TargetRisk Fund, the Subsidiaries may invest without limitation in commodities and commodities-related investments.

Fund	Inception Date of Subsidiary	Subsidiary Net Assets at December 31, 2024	% of Total Assets of the Fund at December 31, 2024
American Beacon Cayman Managed Futures Strategy Fund, Ltd.	August 19, 2014	$734,049,340	23.50%
American Beacon Cayman Multi-Alternatives Company, Ltd.	August 17, 2023	8,329,024	20.63%
American Beacon Cayman TargetRisk Company, Ltd.	December 31, 2018	60,336,371	21.42%

CFTC Regulation

On August 13, 2013, the Commodity Futures Trading Commission (“CFTC”) adopted rules to harmonize conflicting SEC and CFTC disclosure, reporting and recordkeeping requirements for registered investment companies that do not meet an exemption from the definition of commodity pool. The harmonization rules provide that the CFTC will accept the SEC’s disclosure, reporting, and recordkeeping regime as substituted compliance for substantially all of the otherwise applicable CFTC regulations as long as such investment companies meet the applicable SEC requirements.

The Funds are commodity pools, as defined in the regulation of the CFTC and operated by the Manager, a commodity pool operator regulated by the CFTC.

Significant Accounting Policies

The following is a summary of significant accounting policies, consistently followed by the Funds in preparation of the financial statements. The Funds are considered investment companies and accordingly, follow the investment company accounting and reporting guidance of the FASB Accounting Standards Codification Topic 946, Financial Services – Investment Companies, a part of Generally Accepted Accounting Principles (“U.S. GAAP”).

Security Transactions and Investment Income

Security transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled beyond a standard settlement period for the security after the trade date.

Dividend income, net of foreign taxes, is recorded on the ex-dividend date, except certain dividends from foreign securities which are recorded as soon as the information is available to the Funds. Interest income, net of foreign taxes, is earned from settlement date, recorded on the accrual basis, and adjusted, if necessary, for accretion of discounts and amortization of premiums. Realized gains (losses) from securities sold are determined based on specific lot identification.

Distributions to Shareholders

The Funds distribute most or all of their net earnings and realized gains, if any, each taxable year in the form of dividends from net investment income and distributions of realized net capital gains and net gains from foreign currency transactions on an annual basis. The Funds do not have a fixed dividend rate and do not guarantee that they will pay any distributions in any particular period. Dividends to shareholders are determined in accordance with federal income tax regulations, which may differ in amount and character from net investment income and realized gains recognized for purposes of U.S. GAAP. To the extent necessary to fully distribute capital gains, the Funds may designate earnings and profits distributed to shareholders on the redemption of shares.

American Beacon FundsSM

Consolidated Notes to Financial Statements

December 31, 2024

Allocation of Income, Trust Expenses, Gains, and Losses

Investment income and realized and unrealized gains and losses from investments of the Funds are allocated daily to each class of shares based upon the relative proportion of net assets of each class to the total net assets of the Funds. Expenses directly charged or attributable to a Fund will be paid from the assets of a Fund. Generally, expenses of the Trust will be allocated among and charged to the assets of the Funds on a basis that the Trust’s Board of Trustees (the “Board”) deems fair and equitable, which may be based on the relative net assets of the Funds or nature of the services performed and relative applicability to the Funds.

Use of Estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results may differ from those estimated.

Organization and Offering Costs

Organizational costs consist of the costs of forming AHL Multi-Alternatives Fund, drafting the bylaws, administration, custody and transfer agency agreements, and legal services in connection with the initial meeting of trustees, and were expensed immediately as incurred. Offering costs consist of the costs of preparation, review and filing with the SEC the Fund’s registration statement (including the Prospectus and the Statement of Additional Information (“SAI”)), the costs of preparation, the costs associated with the printing, mailing or other distribution of the Prospectus, SAI and the amounts of associated filing fees and legal fees associated with the offering. Organizational costs and offering costs are subject to the Fund’s expense limitation agreement discussed in Note 2 and offering costs require amortization over twelve months on a straight-line basis from the commencement of operations. For the year ended December 31, 2024, the Fund recorded $53,360 of amortized offering costs.

Other

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In the normal course of business, the Trust enters into contracts that provide indemnification to the other party or parties against potential costs or liabilities. The Trust’s maximum exposure under these arrangements is dependent on claims that may be made in the future and, therefore, cannot be estimated. The Trust has had no prior claims or losses pursuant to any such agreement.

2. Transactions with Affiliates

Management and Investment Sub-Advisory Agreements

The Funds and the Manager are parties to a Management Agreement that obligates the Manager to provide the Funds with investment advisory and administrative services. As compensation for performing the duties under the Management Agreement, the Manager will receive an annualized management fee based on a percentage of each Fund’s average daily net assets that is calculated and accrued daily, according to the following schedules:

AHL Managed Futures Strategy Fund

All Assets	0.35%

AHL Multi-Alternatives Fund and AHL TargetRisk Fund

First $ 5 billion	0.35%
Next $5 billion	0.325%
Next $10 billion	0.30%
Over $20 billion	0.275%

American Beacon FundsSM

Consolidated Notes to Financial Statements

December 31, 2024

The Trust, on behalf of the Funds, and the Manager have entered into an Investment Advisory Agreement with AHL Partners LLP (the “Sub-Advisor”), pursuant to which each Fund has agreed to pay an annualized sub-advisory fee that is calculated and accrued daily based on the Funds’ average daily net assets according to the following schedules:

AHL Managed Futures Strategy Fund

All Assets	1.00%

AHL Multi-Alternatives Fund

First $ 500 million	0.775%
Next $500 million	0.745%
Next $500 million	0.725%
Over $1.5 billion	0.70%

AHL TargetRisk Fund

First $ 500 million	0.55%
Next $500 million	0.50%
Next $500 million	0.45%
Over $1.5 billion	0.40%

The Management and Sub-Advisory Fees paid by the Funds for the year ended December 31, 2024 were as follows:

AHL Managed Futures Strategy Fund

	Effective Fee Rate	Amount of Fees Paid
Management Fees	0.35%	$11,630,858
Sub-Advisory Fees	1.00%	33,231,025

Total	1.35%	$44,861,883

AHL Multi-Alternatives Fund

	Effective Fee Rate	Amount of Fees Paid
Management Fees	0.35%	$129,034
Sub-Advisory Fees	0.78%	285,719

Total	1.13%	$414,753

AHL TargetRisk Fund

	Effective Fee Rate	Amount of Fees Paid
Management Fees	0.35%	$1,026,520
Sub-Advisory Fees	0.55%	1,589,682

Total	0.90%	$2,616,202

Distribution Plans

Separate Distribution Plans (the “Distribution Plans”) have been adopted pursuant to Rule 12b-1 under the Act for the A and C Classes of the Funds. Under the Distribution Plans, as compensation for distribution and shareholder servicing assistance, the Manager receives an annual fee of 0.25% of the average daily net assets of the A Class and 1.00% of the average daily net assets of the C Class. The fee will be payable without regard to whether the amount of the fee is more or less than the actual expenses incurred in a particular month by the Manager for distribution assistance.

American Beacon FundsSM

Consolidated Notes to Financial Statements

December 31, 2024

Service Plans

The Manager and the Trust entered into Service Plans that obligate the Manager to oversee additional shareholder servicing of the Investor, A, and C Classes of the Funds. As compensation for performing the duties required under the Service Plans, the Manager receives an annualized fee up to 0.25% of the average daily net assets of the A and C Classes and up to 0.375% of the average daily net assets of the Investor Class of the Funds.

Sub-Transfer Agent Fees

The Manager has entered into agreements, which include servicing agreements, with financial intermediaries that provide recordkeeping, processing, shareholder communications and other services to customers of the intermediaries that hold positions in the R5 and Y Classes of the Funds and has agreed to compensate the intermediaries for providing these services. Intermediaries transact with the Funds primarily through the use of omnibus accounts on behalf of their customers who hold positions in the Funds. Certain services would have been provided by the Funds’ transfer agent and other service providers if the shareholders’ accounts were maintained directly by the Funds’ transfer agent. Accordingly, the Funds, pursuant to Board approval, have agreed to reimburse the Manager for certain non-distribution shareholder services provided by financial intermediaries for the R5 and Y Classes. The reimbursement amounts (sub-transfer agent fees) paid to the Manager are subject to a fee limit of up to 0.10% of an intermediary’s average net assets in the R5 and Y Classes on an annual basis. During the year ended December 31, 2024, the sub-transfer agent fees, as reflected in “Transfer agent fees” on the Statements of Operations, were as follows:

Fund	Sub-Transfer Agent Fees
AHL Managed Futures Strategy	$2,447,458
AHL Multi-Alternatives	8,462
AHL TargetRisk	221,625

As of December 31, 2024, the Funds owed the Manager the following reimbursement of sub-transfer agent fees, as reflected in “Transfer agent fees payable” on the Statements of Assets and Liabilities:

Fund	Reimbursement Sub-Transfer Agent Fees
AHL Managed Futures Strategy	$200,489
AHL Multi-Alternatives	794
AHL TargetRisk	19,235

Interfund Credit Facility

Pursuant to an exemptive order issued by the U.S. Securities and Exchange Commission (“SEC”), the Funds, along with other registered investment companies having management contracts with the Manager, may participate in a credit facility whereby each fund, under certain conditions, is permitted to lend money directly to and borrow directly from other participating funds for temporary purposes. The interfund credit facility is advantageous to the funds because it provides added liquidity and eliminates the need to maintain higher cash balances to meet redemptions. This situation could arise when shareholder redemptions exceed anticipated volumes and certain funds have insufficient cash on hand to satisfy such redemptions or when sales of securities do not settle as expected, resulting in a cash shortfall for a fund. The credit facility provides a source of immediate, short-term liquidity pending settlement of the sale of portfolio securities. The credit facility is administered by a credit facility team consisting of professionals from the Manager’s asset management, compliance, and accounting areas who report the activities of the credit facility to the Board. During the year ended December 31, 2024, the Funds did not utilize the credit facility.

Expense Reimbursement Plan

The Manager contractually agreed to reduce fees and/or reimburse expenses for the classes of the Funds, through December 31, 2025, to the extent that total operating expenses (excluding taxes, interest, brokerage

American Beacon FundsSM

Consolidated Notes to Financial Statements

December 31, 2024

commissions, acquired fund fees and expenses, securities lending fees, expenses associated with securities sold short, litigation, and other extraordinary expenses) exceed the Funds’ expense cap. During the year ended December 31, 2024, the Manager waived and/or reimbursed expenses as follows:

		Expense Cap					Expiration of Reimbursed Expenses
Fund	Class	1/1/2024 – 4/30/2024	5/1/2024 – 12/31/2024	Reimbursed Expenses	(Recouped) Expenses
AHL Multi-Alternatives	Y	1.33%	1.33%	$116,777	$–		2027
AHL Multi-Alternatives	A	1.56%	1.56%	2,482	–		2027
AHL Multi-Alternatives	C	2.31%	2.31%	2,471	–		2027
AHL Multi-Alternatives	R6	1.23%	1.23%	384,350	–		2027
AHL TargetRisk	R5	1.04%	1.04%	16,429	(1,167	)*	2027
AHL TargetRisk	Y	N/A	N/A	–	(67,624	)*	2027
AHL TargetRisk	Investor	N/A	N/A	–	(3,106	)*	2027
AHL TargetRisk	A	N/A	1.44%	2,329	(681	)*	2027
AHL TargetRisk	C	N/A	N/A	–	(2,766	)*	2027

*	These amounts represent Recouped Expenses from prior fiscal years and is reflected in Total Expenses on the Statements of Operations.

Of the above amounts, $141,972 and $41,628 was disclosed as a Receivable for expense reimbursement on the Statements of Assets and Liabilities at December 31, 2024 for AHL Multi-Alternatives Fund and AHL TargetRisk Fund and $163,397 was disclosed as a Payable for expense recoupment on the Statements of Assets and Liabilities at December 31, 2024 for AHL Managed Futures Strategy Fund.

The Funds have adopted an Expense Reimbursement Plan whereby the Manager may seek repayment of contractual or voluntary fee reductions and expense reimbursements. Under the policy, the Manager can be reimbursed by the Funds for any contractual or voluntary fee reductions or expense reimbursements if reimbursement to the Manager (a) occurs within three years from the date of the Manager’s waiver/reimbursement and (b) does not cause the Funds’ annual operating expenses to exceed the lesser of the contractual percentage limit in effect at the time of the waiver/reimbursement or time of recoupment. The reimbursed expenses listed above will expire in 2027. The Funds did not record a liability for potential contingent reimbursements due to the current assessment that reimbursements are uncertain. The carryover of excess expenses potentially reimbursable to the Manager, but not recorded as a liability are as follows:

Fund	Recouped Expenses	Excess Expense Carryover	Expired Expense Carryover	Expiration of Reimbursed Expenses
AHL Managed Futures Strategy	$–	$15,728	$–	2026
AHL Multi-Alternatives	–	386,298	–	2026
AHL TargetRisk	20,344	-	17,214	2023
AHL TargetRisk	30,012	–	10,993	2024
AHL TargetRisk	16,915	40,259	–	2025
AHL TargetRisk	925	47,203	–	2026

Concentration of Ownership

From time to time, the Funds may have a concentration of one or more accounts constituting a significant percentage of shares outstanding. Investment activities by holders of accounts that represent a significant ownership of more than 5% of the Funds’ outstanding shares could have a material impact on the Funds. As of December 31, 2024, based on management’s evaluation of the shareholder account base, one account in AHL Multi-Alternatives Fund has been identified as representing an affiliated significant ownership of approximately 14% of the Fund’s outstanding shares.

Sales Commissions

The Funds’ Distributor, Resolute Investment Distributors, Inc. (“RID” or “Distributor”), may receive a portion of A Class sales charges from broker dealers which may be used to offset distribution related expenses. During the

American Beacon FundsSM

Consolidated Notes to Financial Statements

December 31, 2024

year ended December 31, 2024, RID collected $4,594 and $998 for AHL Managed Futures Strategy Fund and AHL TargetRisk Fund, respectively, from the sale of A Class Shares.

A CDSC of 0.50% will be deducted with respect to A Class Shares on certain purchases of $1,000,000 or more that are redeemed in whole or part within 18 months of purchase, unless waived as discussed in the Funds’ Prospectus. Any applicable CDSC will be 0.50% of the lesser of the original purchase price or the value of the redemption of the A Class Shares redeemed. During the year ended December 31, 2024, there were no CDSC fees collected for the A Class Shares of the Funds.

A CDSC of 1.00% will be deducted with respect to C Class Shares redeemed within 12 months of purchase, unless waived as discussed in the Funds’ Prospectus. Any applicable CDSC will be 1.00% of the lesser of the original purchase price or the value of the redemption of the C Class Shares redeemed. During the year ended December 31, 2024, CDSC fees of $3,697 and $249 were collected for the C Class Shares of AHL Managed Futures Strategy Fund and AHL TargetRisk Fund, respectively.

Trustee Fees and Expenses

As compensation for their service to the American Beacon Funds Complex, including the Trust (collectively, the “Trusts”), each Trustee is compensated from the Trusts as follows: (1) an annual retainer of $140,000; (2) meeting attendance fee (for attendance in-person or via teleconference) of (a) $12,000 for in person attendance, or $5,000 for telephonic attendance, by Board members for each regularly scheduled or special Board meeting, (b) $2,500 for attendance by Committee members at meetings of the Audit and Compliance Committee and the Investment Committee, (c) $1,000 for attendance by Committee members at meetings of the Nominating and Governance Committee; and (d) $2,500 for attendance by Board members for each special telephonic Board meeting; and (3) reimbursement of reasonable expenses incurred in attending Board meetings, Committee meetings, and relevant educational seminars. For this purpose, the Board considers attendance at regular meetings held by video conference to constitute in-person attendance at a Board meeting. The Trustees also may be compensated for attendance at special Board and/or Committee meetings from time to time. For her service as Board Chair, Ms. Cline receives an additional annual retainer of $50,000. Although she attends several committee meetings at each quarterly Board meeting, she receives only a single $2,500 fee each quarter for her attendance at the Audit and Compliance Committee and Investment Committee meetings. The chairpersons of the Audit and Compliance Committee and the Investment Committee each receive an additional annual retainer of $25,000 and the Chair of the Nominating and Governance Committee receives an additional annual retainer of $10,000.

3. Security Valuation and Fair Value Measurements

The price of each Fund’s shares is based on its net asset value (“NAV”) per share. Each Fund’s NAV is computed by adding total assets, subtracting all the Fund’s liabilities, and dividing the result by the total number of shares outstanding.

The NAV of each class of a Fund’s shares is determined based on a pro rata allocation of a Fund’s investment income, expenses and total capital gains and losses. A Fund’s NAV per share is determined each business day as of the regular close of trading on the New York Stock Exchange (“NYSE” or “Exchange”), which is typically 4:00 p.m. Eastern Time (“ET”). However, if trading on the NYSE closes at a time other than 4:00 p.m. ET, a Fund’s NAV per share typically would still be determined as of the regular close of trading on the NYSE. The Funds do not price their shares on days that the NYSE is closed. Foreign exchanges may permit trading in foreign securities on days when a Fund is not open for business, which may result in the value of a Fund’s portfolio investments being affected at a time when you are unable to buy or sell shares.

Equity securities, including shares of closed-end funds and exchange-traded funds (“ETFs”), are valued at the last sale price or official closing price taken from the primary exchange in which each security trades. Investments in other mutual funds are valued at the closing NAV per share on the day of valuation. Debt securities are valued at bid quotes from broker/dealers or evaluated bid prices from pricing services, who may consider a

American Beacon FundsSM

Consolidated Notes to Financial Statements

December 31, 2024

number of inputs and factors, such as prices of comparable securities, yield curves, spreads, credit ratings, coupon rates, maturity, default rates, and underlying collateral. Futures are valued based on their daily settlement prices. Exchange-traded and over-the-counter (“OTC”) options are valued at the last sale price. Options with no last sale for the day are priced at mid quote. Swaps are valued at evaluated mid prices from pricing services.

The valuation of securities traded on foreign markets and certain fixed-income securities will generally be based on prices determined as of the earlier closing time of the markets on which they primarily trade unless a significant event has occurred. When a Fund holds securities or other assets that are denominated in a foreign currency, a Fund will normally use the currency exchange rates as of 4:00 p.m. ET.

Rule 2a-5 under the Investment Company Act (the “Valuation Rule”) establishes requirements for determining fair value in good faith for purposes of the Investment Company Act, including related oversight and reporting requirements. The Valuation Rule also defines when market quotations are “readily available,” which is the threshold for determining whether a Fund must fair value a security. Among other things, the Valuation Rule permits the Board to designate the Manager as Valuation Designee to perform the Fund’s fair value determinations subject to board oversight and certain reporting and other requirements intended to ensure that the Board receives the information it needs to oversee the Manager’s fair value determinations.

Securities may be valued at fair value, as determined in good faith and pursuant to the Manager’s procedures, under certain limited circumstances. For example, fair value pricing will be used for fixed-income securities and when market quotations are not readily available or reliable, as determined by the Manager, such as when (i) trading for a security is restricted or stopped; (ii) a security’s trading market is closed (other than customary closings); or (iii) a security has been de-listed from a national exchange. A security with limited market liquidity may require fair value pricing if the Manager determines that the available price does not reflect the security’s true market value. In addition, if a significant event that the Manager determines to affect the value of one or more securities held by a Fund occurs after the close of a related exchange but before the determination of a Fund’s NAV, fair value pricing may be used on the affected security or securities. Securities of small-capitalization companies are also more likely to require a fair value determination using these procedures because they are more thinly traded and less liquid than the securities of larger-capitalization companies. The Funds may fair value securities as a result of significant events occurring after the close of the foreign markets in which a Fund invests as described below. In addition, the Funds may invest in illiquid securities requiring these procedures.

A Fund may use fair value pricing for securities primarily traded in non-U.S. markets because most foreign markets close well before a Fund’s pricing time of 4:00 p.m. ET. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. If the Manager determines that the last quoted prices of non-U.S. securities will, in its judgment, materially affect the value of some or all a Fund’s portfolio securities, the Manager can adjust the previous closing prices to reflect what it believes to be the fair value of the securities as of the close of the Exchange. In deciding whether it is necessary to adjust closing prices to reflect fair value, the Manager reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. These securities are fair valued using a pricing service, using methods approved by the Manager, that considers the correlation of the trading patterns of the foreign security to intraday trading in the U.S. markets, based on indices of domestic securities and other appropriate indicators such as prices of relevant American Depositary Receipts (“ADRs”) and futures contracts. The Manager’s Valuation Committee may also fair value securities in other situations, such as when a particular foreign market is closed but a Fund is open. A Fund uses outside pricing services to provide closing prices and information to evaluate and/or adjust those prices. As a means of evaluating its security valuation process, the Valuation Committee routinely compares closing prices, the next day’s opening prices in the same markets and adjusted prices.

Attempts to determine the fair value of securities introduce an element of subjectivity to the pricing of securities. As a result, the price of a security determined through fair valuation techniques may differ from the price quoted or published by other sources and may not accurately reflect the market value of the security when

American Beacon FundsSM

Consolidated Notes to Financial Statements

December 31, 2024

trading resumes. If a reliable market quotation becomes available for a security formerly valued through fair valuation techniques, the Manager compares the new market quotation to the fair value price to evaluate the effectiveness of a Fund’s fair valuation procedures. If any significant discrepancies are found, the Manager may adjust Manager’s fair valuation procedures for a Fund.

Valuation Inputs

Various inputs may be used to determine the fair value of the Funds’ investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1	-	Quoted prices in active markets for identical securities.

Level 2	-	Prices determined using other significant observable inputs. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, and others.

Level 3	-	Prices determined using other significant unobservable inputs. Unobservable inputs reflect a Fund’s own assumptions about the factors market participants would use in pricing an investment.

Level 1 and Level 2 trading assets and trading liabilities, at fair value

Common stocks, ETFs, preferred securities, and financial derivative instruments, such as futures contracts or options that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy. Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the close of the Exchange. These securities are valued using pricing service providers that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are generally categorized as Level 2 of the fair value hierarchy.

Fixed-income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. Treasury obligations, sovereign issues, bank loans, convertible preferred securities, and non-U.S. bonds are normally valued by pricing service providers that use broker dealer quotations, reported trades or valuation estimates from their internal pricing models. The service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates, and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy. Fixed-income securities purchased on a delayed-delivery basis are marked-to-market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities (“ABS”) are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by pricing service providers that use broker-dealer quotations or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows, and market-based yield spreads for each tranche, and incorporates deal collateral performance, as available. Mortgage-related and ABS that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

With respect to a Fund’s investments that do not have readily available market quotations, the Board has designated the Adviser as its valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Act (the “Valuation Designee”). If market prices are not readily available or are deemed unreliable, the Valuation Designee will use the fair value of the security or other instrument as determined in good faith under policies and procedures established by and under the supervision of the Board (“Valuation Procedures”). Market prices are considered not readily available where there is an absence of current or reliable market-based data (e.g., trade

American Beacon FundsSM

Consolidated Notes to Financial Statements

December 31, 2024

information or broker quotes), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of a Fund’s portfolio holdings or assets. In addition, market prices are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities or other instruments trade do not open for trading for the entire day and no other market prices are available. Fair value pricing is subjective in nature and the use of fair value pricing by the Valuation Designee may cause the NAV of a Fund’s shares to differ significantly from the NAV that would have been calculated using market prices at the close of the exchange on which a portfolio holding is primarily traded. There can be no assurance that a Fund could obtain the fair value assigned to an investment if a Fund were to sell the investment at approximately the time at which a Fund determines its NAV.

Investments in registered open-end investment management companies will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy.

OTC financial derivative instruments, such as forward foreign currency contracts derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of broker dealer quotations or pricing service providers. Depending on the product and the terms of the transaction, the fair value of the financial derivative contracts can be estimated by a pricing service provider using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, curves, dividends, and exchange rates. Financial derivatives that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

4. Securities and Other Investments

Commodity Instruments

Exposure to physical commodities may subject the Funds to greater volatility than investments in traditional securities. The value of such investments may be affected by overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as supply and demand, drought, floods, weather, embargoes, tariffs and international economic, political and regulatory developments. Their value may also respond to investor perception of instability in the national or international economy, whether or not justified by the facts. However, these investments may help to moderate fluctuations in the value of a Fund’s other holdings, because these investments may not correlate with investments in traditional securities. Economic and other events (whether real or perceived) can reduce the demand for commodities, which may reduce market prices and cause the value of a Fund’s shares to fall. No active trading market may exist for certain commodities investments, which may impair the ability of the Fund to sell or realize the full value of such investments in the event of the need to liquidate such investments. Certain commodities are subject to limited pricing flexibility because of supply and demand factors. Others are subject to broad price fluctuations as a result of the volatility of the prices for certain raw materials and the instability of supplies of other materials. These additional variables may create additional investment risks and result in greater volatility than investments in traditional securities. Because physical commodities do not generate investment income, the return on such investments will be derived solely from the appreciation or depreciation on such investments. Certain types of commodities instruments (such as commodity-linked swaps and commodity-linked structured notes) are subject to the risk that the counterparty to the instrument will not perform or will be unable to perform in accordance with the terms of the instrument.

Fixed Income Investments

The Funds exposure to fixed-income instruments may include:

•

Emerging Markets Debt. The Funds may invest a significant portion of their assets in a particular geographic region or country, including emerging markets. The Funds may consider a country to be an emerging market country based on a number of factors including, but not limited to, if the country is classified as an emerging or developing economy by any supranational organization such as the World

American Beacon FundsSM

Consolidated Notes to Financial Statements

December 31, 2024

Bank, International Finance Corporation or the United Nations, or related entities, or if the country is considered an emerging market country for purposes of constructing emerging market indices.

•

High-Yield Bonds. High-yield, non-investment grade bonds (also known as “junk bonds”) are low-quality, high-risk corporate bonds that generally offer a high level of current income. These bonds are considered speculative by rating organizations. For example, Moody’s, S&P Global Ratings and Fitch, Inc. rate them below Baa 3 and BBB-, respectively. High-yield bonds are often issued as a result of corporate restructurings, such as leveraged buyouts, mergers, acquisitions, or other similar events. They may also be issued by smaller, less creditworthy companies or by highly leveraged firms, which are generally less able to make scheduled payments of interest and principal than more financially stable firms. Because of their low credit quality, high-yield bonds must pay higher interest to compensate investors for the substantial credit risk they assume. Lower-rated securities are subject to certain risks that may not be present with investments in higher-grade securities. Investors should consider carefully their ability to assume the risks associated with lower-rated securities before investing in the Fund. The lower rating of certain high yielding corporate income securities reflects a greater possibility that the financial condition of the issuer or adverse changes in general economic conditions may impair the ability of the issuer to pay income and principal. Changes by rating agencies in their ratings of a fixed income security also may affect the value of these investments. However, allocating investments in the Fund among securities of different issuers should reduce the risks of owning any such securities separately. The prices of these high yielding securities tend to be less sensitive to interest rate changes than higher-rated investments, but more sensitive to adverse economic changes or individual corporate developments. During economic downturns, highly leveraged issuers may experience financial stress that adversely affects their ability to service principal and interest payment obligations, to meet projected business goals or to obtain additional financing, and the markets for their securities may be more volatile. If an issuer defaults, a Fund may incur additional expenses to seek recovery. Additionally, accruals of interest income for a Fund may have to be adjusted in the event of default. In the event of an issuer’s default, a Fund may write off prior income accruals for that issuer, resulting in a reduction in the Fund’s current dividend payment. Frequently, the higher yields of high-yielding securities may not reflect the value of the income stream that holders of such securities may expect, but rather the risk that such securities may lose a substantial portion of their value as a result of their issuer’s financial restructuring or default. Additionally, an economic downturn or an increase in interest rates could have a negative effect on the high-yield securities market and on the market value of the high-yield securities held by a Fund, as well as on the ability of the issuers of such securities to repay principal and interest on their borrowings.

•

Inflation Index Linked Securities. Inflation-indexed securities, also known as inflation-protected securities, are fixed income instruments structured such that their interest and principal payments are adjusted to keep up with inflation. In periods of deflation when the inflation rate is declining, the principal value of an inflation-indexed security will be adjusted downward. This will result in a decrease in the interest payments.

•

Investment Grade Securities. Investment grade securities that the Funds may purchase, either as part of its principal investment strategy or to implement a temporary defensive policy, include securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities, as well as securities rated in one of the four highest rating categories by a rating organization rating that security (such as S&P Global Ratings, Moody’s Investors Service, Inc., or Fitch, Inc.) or comparably rated by the sub-advisor if unrated by a rating organization. The Funds, at the discretion of the sub-advisor, may retain a security that has been downgraded below the initial investment criteria.

•

Sovereign Debt. Sovereign debt securities are typically issued or guaranteed by national governments in order to finance the issuing country’s growth and/or budget. Investing in foreign sovereign debt securities will expose funds investing in such securities to the direct or indirect consequences of political, social or economic changes in the countries that issue the debt securities.

•	U.S. Government Securities. U.S. Government securities may include U.S. Treasury securities or debt obligations of U.S. Government-sponsored enterprises.

American Beacon FundsSM

Consolidated Notes to Financial Statements

December 31, 2024

Illiquid and Restricted Securities

Generally, an illiquid asset is an asset that the Funds reasonably expect cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment, as determined pursuant to Rule 22e-4 under the Act or as otherwise permitted or required by SEC rules and interpretations. Historically, illiquid securities have included securities that have not been registered under the Securities Act, securities that are otherwise not readily marketable, and repurchase agreements having a remaining maturity of longer than seven calendar days. Securities that have not been registered under the Securities Act are referred to as private placements or restricted securities and are purchased directly from the issuer or in the secondary market. These securities may be sold only in a privately negotiated transaction or pursuant to an exemption from registration. A large institutional market exists for certain securities that are not registered under the Securities Act, including repurchase agreements, commercial paper, foreign securities, municipal securities and corporate bonds and notes. Institutional investors depend on an efficient institutional market in which the unregistered security can be readily resold or on an issuer’s ability to honor a demand for repayment. However, the fact that there are contractual or legal restrictions on resale of such investments to the general public or to certain institutions may not be indicative of their liquidity.

Limitations on resale may have an adverse effect on the marketability of portfolio securities, and a Fund might be unable to dispose of restricted or other illiquid securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemptions within seven calendar days. In addition, a Fund may get only limited information about an issuer, so it may be less able to predict a loss. A Fund also might have to register such restricted securities in order to dispose of them resulting in additional expense and delay. Adverse market conditions could impede such a public offering of securities.

In recognition of the increased size and liquidity of the institutional market for unregistered securities and the importance of institutional investors in the formation of capital, the SEC adopted Rule 144A under the Securities Act. Rule 144A is designed to facilitate efficient trading among institutional investors by permitting the sale of certain unregistered securities to qualified institutional buyers. To the extent privately placed securities held by a Fund qualify under Rule 144A and an institutional market develops for those securities, a Fund likely will be able to dispose of the securities without registering them under the Securities Act. To the extent that institutional buyers become, for a time, uninterested in purchasing these securities, investing in Rule 144A securities could increase the level of a Fund’s illiquidity. The Manager or the Sub-Advisor, as applicable, may determine that certain securities qualified for trading under Rule 144A are liquid. Regulation S under the Securities Act permits the sale abroad of securities that are not registered for sale in the United States and includes a provision for U.S. investors, such as a Fund, to purchase such unregistered securities if certain conditions are met.

Securities sold in private placement offerings made in reliance on the “private placement” exemption from registration afforded by Section 4(a)(2) of the Securities Act and resold to qualified institutional buyers under Rule 144A under the Securities Act (“Section 4(a)(2) securities”) are restricted as to disposition under the federal securities laws, and generally are sold to institutional investors, such as a Fund, that agree they are purchasing the securities for investment and not with an intention to distribute to the public. Any resale by the purchaser must be pursuant to an exempt transaction and may be accomplished in accordance with Rule 144A. Section 4(a)(2) securities normally are resold to other institutional investors through or with the assistance of the issuer or dealers that make a market in the Section 4(a)(2) securities, thus providing liquidity. The Manager and the sub-advisor will carefully monitor the Fund’s investments in Section 4(a)(2) securities offered and sold under Rule 144A, focusing on such important factors, among others, as valuation, liquidity, and availability of information. Investments in Section 4(a)(2) securities could have the effect of reducing the Fund’s liquidity to the extent that qualified institutional buyers no longer wish to purchase these restricted securities.

Restricted securities outstanding during the year ended December 31, 2024 are disclosed in the Notes to the Schedules of Investments.

American Beacon FundsSM

Consolidated Notes to Financial Statements

December 31, 2024

Other Investment Company Securities and Other Exchange-Traded Products

The Funds at times may invest in shares of other investment companies, including open-end funds, closed-end funds, ETFs, unit investment trusts, and other investment companies of the Trust. The Funds may invest in securities of an investment company advised by the Manager or the Sub-Advisor. Investments in the securities of other investment companies may involve duplication of advisory fees and certain other expenses. By investing in another investment company, the Funds become a shareholder of that investment company. As a result, the Funds’ shareholders indirectly will bear the Funds’ proportionate share of the fees and expenses paid by shareholders of the other investment company, in addition to the fees and expenses the Funds’ shareholders directly bear in connection with the Funds’ own operations. These other fees and expenses are reflected as Acquired Fund Fees and Expenses and are included in the Fees and Expenses Table for the Funds in their Prospectus, if applicable. Investments in other investment companies may involve the payment of substantial premiums above the value of such issuer’s portfolio securities.

The Funds can invest free cash balances in registered open-end investment companies regulated as government money market funds under the Act, to provide liquidity or for defensive purposes. The Funds could invest in government money market funds rather than purchasing individual short-term investments. If the Funds invest in government money market funds, shareholders will bear their proportionate share of the expenses, including for example, advisory and administrative fees, of the government money market funds in which the Funds invest, including advisory fees charged by the Manager to any applicable money market funds advised by the Manager.

U.S. Treasury Obligations

U.S. Treasury obligations include bills (initial maturities of one year or less), notes (initial maturities between two and ten years), and bonds (initial maturities over ten years) issued by the U.S. Treasury, Separately Traded Registered Interest and Principal component parts of such obligations (known as “STRIPS”) and inflation-indexed securities. The prices of these securities (like all debt securities) change between issuance and maturity in response to fluctuating market interest rates. U.S. Treasury obligations are subject to credit risk and interest rate risk.

5. Financial Derivative Instruments

The Funds may utilize derivative instruments to enhance return, hedge risk, gain efficient exposure to an asset class or to manage liquidity.

Forward Foreign Currency Contracts

The Funds may have exposure to foreign currencies for investment or hedging purposes by purchasing or selling forward currency exchange contracts in non-U.S. currencies and by purchasing securities denominated in non-U.S. currencies. Foreign currencies may decline in value relative to the U.S. dollar and affect the Funds’ investments in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies. Not all forward contracts require a counterparty to post collateral, which may expose the Funds to greater losses in the event of a default by a counterparty.

Forward contracts are two-party contracts pursuant to which one party agrees to pay the counterparty a fixed price for an agreed upon amount of commodities or securities, or the cash value of commodities, securities or a securities index, at an agreed upon future date. A forward currency contract is an obligation to buy or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. An NDF is a forward contract where there is no physical settlement of the two currencies at maturity. Rather, on the contract settlement date, a net cash settlement will be made by one party to the other based on the difference between the contracted forward rate

American Beacon FundsSM

Consolidated Notes to Financial Statements

December 31, 2024

and the prevailing spot rate, on an agreed notional amount. Not all forward contracts require a counterparty to post collateral, which may expose the Fund to greater losses in the event of a default by a counterparty.

During the year ended December 31, 2024, the Funds entered into forward foreign currency contracts primarily for hedging foreign currency fluctuations.

The Funds’ forward foreign currency contract notional dollar values outstanding fluctuate throughout the operating year as required to meet strategic requirements. The following table illustrates the average monthly volume of forward foreign currency contracts. For the purpose of this disclosure, volume is measured by the amounts bought and sold in USD at each month end.

Average Forward Foreign Currency Notional Amounts Outstanding Year Ended December 31, 2024
Fund	Purchased Contracts	Sold Contracts
AHL Managed Futures Strategy	$6,335,626,224	$7,545,541,968
AHL Multi-Alternatives	26,685,413	36,140,196
AHL TargetRisk	7,551,384	47,600,545

Futures Contracts

A futures contract is a contract to purchase or sell a particular security, or the cash value of an asset, such as securities, indices, or currencies, at a specified future date at a price agreed upon when the contract is made. Under many such contracts, no delivery of the actual underlying asset is required. Rather, upon the expiration of the contract, settlement is made by exchanging cash in an amount equal to the difference between the contract price and the closing price of the asset (e.g., a security or an index) at expiration, net of the initial and variation margin that was previously paid. A Treasury futures contract is a contract for the future delivery of a U.S. Treasury security. An equity index futures contract is based on the value of an underlying index. A Fund may, from time to time, use futures positions to equitize cash and expose its portfolio to changes in securities prices or index prices. This can magnify gains and losses in a Fund. A Fund also may have to sell assets at inopportune times to satisfy its settlement or collateral obligations. The risks associated with the use of futures contracts also include that there may be an imperfect correlation between the changes in market value of the futures contracts and the assets underlying such contracts and that there may not be a liquid secondary market for a futures contract.

During the year ended December 31, 2024, the Funds entered into futures contracts primarily for investing and/ or hedging purposes.

The Funds’ average futures contracts outstanding fluctuate throughout the operating year as required to meet strategic requirements. The following table illustrates the average monthly volume of futures contracts. For the purpose of this disclosure, volume is measured by contracts outstanding at each month end.

Average Futures Contracts Outstanding
Fund	Year Ended December 31, 2024
AHL Managed Futures Strategy	124,164
AHL Multi-Alternatives	807
AHL TargetRisk	3,476

Swap Agreements

A swap is a transaction in which a Fund and a counterparty agree to pay or receive payments at specified dates based upon or calculated by reference to changes in specified prices or rates (e.g., interest rates in the case of interest rate swaps) or the performance of specified securities or indices based on a specified amount (the “notional” amount). Nearly any type of derivative, including forward contracts, can be structured as a swap.

Swap agreements can be structured to provide exposure to a variety of different types of investments or market factors. For example, in an interest rate swap, fixed-rate payments may be exchanged for floating rate

American Beacon FundsSM

Consolidated Notes to Financial Statements

December 31, 2024

payments; in a currency swap, U.S. dollar-denominated payments may be exchanged for payments denominated in a foreign currency; and in a total return swap, payments tied to the investment return on a particular asset, group of assets or index may be exchanged for payments that are effectively equivalent to interest payments or for payments tied to the return on another asset, group of assets, or index. Swaps may have a leverage component, and adverse changes in the value or level of the underlying asset, reference rate or index can result in gains or losses that are substantially greater than the amount invested in the swap itself.

Some swaps currently are, and more in the future will be, centrally cleared. Swaps that are centrally-cleared are exposed to the creditworthiness of the clearing organizations (and, consequently, that of their members — generally, banks and broker-dealers) involved in the transaction. For example, an investor could lose margin payments it has deposited with the clearing organization as well as the net amount of gains not yet paid by the clearing organization if it breaches its agreement with the investor or becomes insolvent or goes into bankruptcy. In the event of bankruptcy of the clearing organization, the investor may be able to recover only a portion of the net amount of gains on its transactions and of the margin owed to it, potentially resulting in losses to the investor.

Swaps that are not centrally cleared, involve the risk that a loss may be sustained as a result of the insolvency or bankruptcy of the counterparty or the failure of the counterparty to make required payments or otherwise comply with the terms of the agreement. To mitigate this risk, a Fund will only enter into swap agreements with counterparties considered by a sub-advisor to present minimum risk of default and a Fund normally obtains collateral to secure its exposure. Changing conditions in a particular market area, whether or not directly related to the referenced assets that underlie the swap agreement, may have an adverse impact on the creditworthiness of a counterparty.

The centrally cleared and OTC swap agreements into which a Fund enters normally provide for the obligations of a Fund and its counterparty in the event of a default or other early termination to be determined on a net basis. Similarly, periodic payments on a swap transaction that are due by each party on the same day normally are netted. To the extent that a swap agreement is subject to netting, a Fund’s cover and asset segregation responsibilities will normally be with respect to the net amount owed by a Fund. However, a Fund may be required to segregate liquid assets equal to the full notional amount of certain swaps, such as written credit default swaps on physically settled forwards or written options. The amount that a Fund must segregate may be reduced by the value of any collateral that it has pledged to secure its own obligations under the swap.

Credit Default Swap Agreements

Credit default swap agreements involve one party making a stream of payments (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified return in the event of a default or other credit event for the referenced entity, obligation or index. As a seller of protection on credit default swap agreements, a Fund will generally receive from the buyer of protection a fixed rate of periodic premiums throughout the term of the swap provided that there is no credit event. As the seller, a Fund would effectively add leverage to its portfolio because, in addition to its total net assets, a Fund would be subject to investment exposure up to the notional amount of the swap.

If a Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If a Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or

American Beacon FundsSM

Consolidated Notes to Financial Statements

December 31, 2024

underlying securities comprising the referenced index. Recovery values are estimated by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

Credit default swap agreements on corporate issues, sovereign issues of an emerging country or U.S. municipal issues involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. If a credit event occurs and cash settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specific referenced obligation. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event). A Fund may use credit default swaps on corporate issues, sovereign issues of an emerging country or U.S. municipal issues to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where a Fund owns or has exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood of a particular issuer’s default.

Credit default swap agreements on asset-backed securities involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. Unlike credit default swaps on corporate issues, sovereign issues of an emerging country or U.S. municipal issues, deliverable obligations in most instances would be limited to the specific referenced obligation as performance for asset-backed securities can vary across deals. Prepayments, principal paydowns, and other writedown or loss events on the underlying mortgage loans will reduce the outstanding principal balance of the referenced obligation. These reductions may be temporary or permanent as defined under the terms of the swap agreement and the notional amount for the swap agreement will be adjusted by corresponding amounts. A Fund may use credit default swaps on asset-backed securities to provide a measure of protection against defaults of the referenced obligation that a Fund owns or to take an active long or short position with respect to the likelihood of a particular referenced obligation’s default that a Fund does not own.

Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset-backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index. A Fund may use credit default swaps on credit indices to hedge a portfolio of credit default swaps or bonds, which is less expensive than it would be to buy many credit default swaps to achieve a similar effect. Credit default swaps on indices are benchmarks for protecting investors owning bonds against default, and traders use them to speculate on changes in credit quality.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues, sovereign issues of an emerging country or U.S. municipal issues as of period end are disclosed in the Notes to the Schedule of Investments and serve as an indicator of the current status of the payment/performance risk and represent a market participant view of the likelihood or risk of default for the underlying referenced security to credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. For credit default swap agreements on asset-backed securities and credit indices, the quoted

American Beacon FundsSM

Consolidated Notes to Financial Statements

December 31, 2024

market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The maximum potential amount of future payments (undiscounted) that a Fund as a seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement. Notional amounts of each individual credit default swap agreement outstanding as of December 31, 2024, for which a Fund is the seller of protection is disclosed in the Notes to the Schedule of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by a Fund for the same referenced entity or entities.

During the year ended December 31, 2024, AHL Multi-Alternatives Fund and AHL TargetRisk Fund entered into credit default swaps primarily for return enhancement and hedging.

The Fund’s credit default swap contract notional amounts outstanding fluctuate throughout the operating year as required to meet the strategic requirements. The following table illustrates the average monthly volume of credit default swap contracts. For the purpose of this disclosure, the volume is measure by the notional amounts outstanding at each month end.

Average Credit Default Swap Notional Amounts Outstanding
Fund	Year Ended December 31, 2024
AHL Multi-Alternatives	13,846,154
AHL TargetRisk	236,800,000

Total Return Swap Agreements

A Fund may enter into total return swaps in order to take a “long” or “short” position with respect to an underlying referenced asset, which will subject the Fund to the Fund to market price volatility of the underlying referenced asset. A total return swap involves commitments to pay interest in exchange for a market linked return based on a notional amount. To the extent that the total return of the security, group of securities or index underlying the transaction exceeds or falls short of the offsetting interest obligation, the Fund will receive a payment from or make a payment to the counterparty.

A Fund’s total return swap contracts outstanding fluctuate throughout the operating year as required to meet strategic requirements. The following table illustrates the average monthly volume of total return swap contracts. For the purpose of this disclosure, volume is measured by notional amounts outstanding at each month end:

Average Total Return Swap Notional Amounts Outstanding
Fund	Year Ended December 31, 2024
AHL Multi-Alternatives	3,713,594
AHL TargetRisk	58,394,000

American Beacon FundsSM

Consolidated Notes to Financial Statements

December 31, 2024

The following is a summary of the fair valuations of the Funds’ derivative instruments categorized by risk exposure(1):

AHL Managed Futures Strategy Fund

Fair values of financial instruments on the Consolidated Statements of Assets and Liabilities as of December 31, 2024:

	Derivatives not accounted for as hedging instruments

Assets:	Credit contracts	Foreign exchange contracts	Commodity contracts	Interest rate contracts	Equity contracts	Total
Unrealized appreciation of forward foreign currency contracts	$-	$145,678,496	$-	$-	$-	$145,678,496
Receivable for variation margin from open futures contracts(2)	-	3,978,586	50,464,701	15,960,221	2,064,534	72,468,042

Liabilities:	Credit contracts	Foreign exchange contracts	Commodity contracts	Interest rate contracts	Equity contracts	Total
Unrealized depreciation of forward foreign currency contracts	$-	$(40,163,121)	$-	$-	$-	$(40,163,121)
Payable for variation margin from open futures contracts(2)	-	-	(28,074,353)	(6,729,009)	(23,280,574)	(58,083,936)

The effect of financial derivative instruments on the Consolidated Statements of Operations as of December 31, 2024:

	Derivatives not accounted for as hedging instruments

Realized gain (loss) from derivatives recognized as a result of operations	Credit contracts	Foreign exchange contracts	Commodity contracts	Interest rate contracts	Equity contracts	Total
Forward foreign currency contracts	$-	$(73,567,963)	$-	$-	$-	$(73,567,963)
Futures contracts	-	34,855,427	(16,874,097)	(115,410,445)	66,946,524	(30,482,591)

Net change in unrealized appreciation (depreciation) of derivatives recognized as a result from operations:	Credit contracts	Foreign exchange contracts	Commodity contracts	Interest rate contracts	Equity contracts	Total
Forward foreign currency contracts	$-	$108,352,939	$-	$-	$-	$108,352,939
Futures contracts	-	(1,122,404)	31,571,106	(3,529,112)	(60,078,313)	(33,158,723)

AHL Multi-Alternatives Fund

Fair values of financial instruments on the Consolidated Statements of Assets and Liabilities as of December 31, 2024:

	Derivatives not accounted for as hedging instruments

Assets:	Credit contracts	Foreign exchange contracts	Commodity contracts	Interest rate contracts	Equity contracts	Total
Unrealized appreciation of forward foreign currency contracts	$-	$1,013,690	$-	$-	$-	$1,013,690
Receivable for variation margin from open futures contracts(2)	-	24,375	313,651	46,653	22,276	406,955
Unrealized appreciation from swap agreements	11,143	-	-	-	40,049	51,192

Liabilities:	Credit contracts	Foreign exchange contracts	Commodity contracts	Interest rate contracts	Equity contracts	Total
Unrealized depreciation of forward foreign currency contracts	$-	$(272,170)	$-	$-	$-	$(272,170)
Payable for variation margin from open futures contracts(2)	-	-	(152,511)	(69,856)	(263,875)	(486,242)

American Beacon FundsSM

Consolidated Notes to Financial Statements

December 31, 2024

The effect of financial derivative instruments on the Consolidated Statements of Operations as of December 31, 2024:

	Derivatives not accounted for as hedging instruments

Realized gain (loss) from derivatives recognized as a result of operations	Credit contracts	Foreign exchange contracts	Commodity contracts	Interest rate contracts	Equity contracts	Total
Forward foreign currency contracts	$-	$(515,510)	$-	$-	$-	$(515,510)
Futures contracts	-	206,003	(231,922)	(919,309)	1,626,631	681,403
Swap agreements	165,810	-	-	-	(6,367)	159,443

Net change in unrealized appreciation (depreciation) of derivatives recognized as a result from operations:	Credit contracts	Foreign exchange contracts	Commodity contracts	Interest rate contracts	Equity contracts	Total
Forward foreign currency contracts	$-	$799,084	$-	$-	$-	$799,084
Futures contracts	-	2,610	217,213	(340,485)	(655,162)	(775,824)
Swap agreements	(32,206)	-	-	-	34,353	2,147

AHL TargetRisk Fund

Fair values of financial instruments on the Consolidated Statements of Assets and Liabilities as of December 31, 2024:

	Derivatives not accounted for as hedging instruments

Assets:	Credit contracts	Foreign exchange contracts	Commodity contracts	Interest rate contracts	Equity contracts	Total
Unrealized appreciation of forward foreign currency contracts	$-	$910,756	$-	$-	$-	$910,756
Receivable for variation margin from open futures contracts(2)	-	-	-	21,347	150,275	171,622
Unrealized appreciation from swap agreements	252,708	-	-	-	598,390	851,098

Liabilities:	Credit contracts	Foreign exchange contracts	Commodity contracts	Interest rate contracts	Equity contracts	Total
Unrealized depreciation of forward foreign currency contracts	$-	$(79,877)	$-	$-	$-	$(79,877)
Payable for variation margin from open futures contracts(2)	-	-	-	(1,584,856)	(1,946,784)	(3,531,640)
Unrealized depreciation from swap agreements	(48,300)	-	-	-	-	(48,300)

The effect of financial derivative instruments on the Consolidated Statements of Operations as of December 31, 2024:

	Derivatives not accounted for as hedging instruments

Realized gain (loss) from derivatives recognized as a result of operations	Credit contracts	Foreign exchange contracts	Commodity contracts	Interest rate contracts	Equity contracts	Total
Forward foreign currency contracts	$-	$(146,593)	$-	$-	$-	$(146,593)
Futures contracts	-	-	-	(734,687)	19,590,149	18,855,462
Swap agreements	4,609,637	-	-	-	(184,609)	4,425,028

Net change in unrealized appreciation (depreciation) of derivatives recognized as a result from operations:	Credit contracts	Foreign exchange contracts	Commodity contracts	Interest rate contracts	Equity contracts	Total
Forward foreign currency contracts	$-	$1,451,464	$-	$-	$-	$1,451,464
Futures contracts	-	-	-	(6,497,790)	(5,392,953)	(11,890,743)
Swap agreements	(605,825)	-	-	-	483,757	(122,068)

(1) See Note 3 in the Consolidated Notes to Financial Statements for additional information.

(2) Includes cumulative appreciation (depreciation) of futures contracts as reported in the Fund’s Consolidated Schedule of Investments footnotes. Only current day’s variation margin is reported within the Consolidated Statements of Assets and Liabilities.

American Beacon FundsSM

Consolidated Notes to Financial Statements

December 31, 2024

Master Agreements

International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreements”) with counterparties govern transactions in OTC derivative and foreign exchange contracts entered into by the Funds and those counterparties. The ISDA Master Agreements contain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to terminate early could be material to the financial statements. Since different types of forward and OTC financial derivative transactions have different mechanics and are sometimes traded out of different legal entities of a particular counterparty organization, each type of transaction may be covered by a different Master Agreement, resulting in the need for multiple agreements with a single counterparty.

As the ISDA Master Agreements are specific to unique operations of different asset types, they allow a Fund to net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single agreement with a counterparty.

Master Securities Forward Transaction Agreements (“Master Forward Agreements”) govern the considerations and factors surrounding the settlement of certain forward settling transactions, such as delayed delivery or sale-buyback financing transactions by and between a Fund and select counterparties. The Master Forward Agreements maintain provisions for, among other things, initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral.

Offsetting Assets and Liabilities

The Funds are parties to enforceable master netting agreements between brokers and counterparties which provide for the right to offset under certain circumstances. The Funds employ multiple money managers and counterparties and have elected not to offset qualifying financial and derivative instruments on the Statements of Assets and Liabilities, as such all financial and derivative instruments are presented on a gross basis. The impacts of netting arrangements that provide the right to offset are detailed below, if applicable. The net amount represents the net receivable or payable that would be due from or to the counterparty in the event of default. Exposure from borrowings and other financing agreements such as repurchase agreements can only be netted across transactions governed by the same Master Agreement with the same legal entity. All amounts reported below represent the balance as of the report date, December 31, 2024.

AHL Managed Futures Strategy Fund

Offsetting of Financial and Derivative Assets as of December 31, 2024:
	Assets	Liabilities
Futures Contracts(1)(2)	$72,468,042	$58,083,936
Forward Foreign Currency Contracts	145,678,496	40,163,121

Total derivative assets and liabilities in the Statement of Assets and Liabilities	$218,146,538	$98,247,057

Derivatives not subject to a Master Netting Agreement or similar agreement (“MNA”)	$(72,468,042)	$(58,083,936)

Total derivative assets and liabilities subject to an MNA	$145,678,496	$40,163,121

Financial Assets, Derivatives, and Collateral Received/(Pledged) by Counterparty as of December 31, 2024:
	Gross Amounts of Assets Presented in the Statements of Assets and Liabilities	Derivatives Available for Offset	Gross Amounts Not Offset in the Statements of Assets and Liabilities
Counterparty			Non-Cash Collateral Pledged(2)	Cash Collateral Pledged(2)	Net Amount
BNP Paribas, N.A.	$348,701	$(66,184)	$-	$-	$282,517
Citibank, N.A.	20,001,222	(3,877,310)	-	-	16,123,912
HSBC Bank (USA)	112,583,835	(23,117,257)	-	-	89,466,578

American Beacon FundsSM

Consolidated Notes to Financial Statements

December 31, 2024

	Gross Amounts of Assets Presented in the Statements of Assets and Liabilities	Derivatives Available for Offset	Gross Amounts Not Offset in the Statements of Assets and Liabilities
Counterparty			Non-Cash Collateral Pledged(2)	Cash Collateral Pledged(2)	Net Amount
NatWest Markets PLC	$12,370,262	$(12,370,262)	$-	$-	$-
State Street Bank & Trust Co.	374,476	-	-	-	374,476

Total	$145,678,496	$(39,431,013)	$-	$-	$106,247,483

	Gross Amounts of Liabilities Presented in the Statements of Assets and Liabilities	Derivatives Available for Offset	Gross Amounts Not Offset in the Statements of Assets and Liabilities
Counterparty			Non-Cash Collateral Received(2)	Cash Collateral Received(2)	Net Amount
BNP Paribas, N.A.	$66,184	$(66,184)	$-	$-	$-
Citibank, N.A.	3,877,310	(3,877,310)	-	-
HSBC Bank (USA)	23,117,257	(23,117,257)	-	-	-
NatWest Markets PLC	13,102,370	(12,370,262)	-	(732,108)	-

Total	$40,163,121	$(39,431,013)	$-	$(732,108)	$-

AHL Multi-Alternatives Fund

Offsetting of Financial and Derivative Assets as of December 31, 2024:
	Assets	Liabilities
Futures Contracts(1)(2)	$406,955	$486,242
Swap Contract Agreements - Centrally cleared(2)	11,143	-
Swap Agreement - OTC	40,049	-
Forward Foreign Currency Contracts	1,013,690	272,170

Total derivative assets and liabilities in the Statement of Assets and Liabilities	$1,471,837	$758,412

Derivatives not subject to a Master Netting Agreement or similar agreement (“MNA”)	$(418,098)	$(486,242)

Total derivative assets and liabilities subject to an MNA	$1,053,739	$272,170

Financial Assets, Derivatives, and Collateral Received/(Pledged) by Counterparty as of December 31, 2024:
	Gross Amounts of Assets Presented in the Statements of Assets and Liabilities	Derivatives Available for Offset	Gross Amounts Not Offset in the Statements of Assets and Liabilities
Counterparty			Non-Cash Collateral Pledged(2)	Cash Collateral Pledged(2)	Net Amount
BNP Paribas, N.A.	$2,217	$(410)	$-	$-	$1,807
Citibank, N.A.	123,597	(24,303)	-	-	99,294
HSBC Bank (USA)	763,374	(167,454)	-	-	595,920
JPMorgan Securities LLC	40,049	-	-	-	40,049
NatWest Markets PLC	76,566	(76,566)	-	-	-
State Street Bank & Trust Co.	47,936	-	-	-	47,936

Total	$1,053,739	$(268,733)	$-	$-	$785,006

	Gross Amounts of Liabilities Presented in the Statements of Assets and Liabilities	Derivatives Available for Offset	Gross Amounts Not Offset in the Statements of Assets and Liabilities
Counterparty			Non-Cash Collateral Received(2)	Cash Collateral Received(2)	Net Amount
BNP Paribas, N.A.	$410	$(410)	$-	$-	$-
Citibank, N.A.	24,303	(24,303)	-	-	-
HSBC Bank (USA)	167,454	(167,454)	-	-	-
NatWest Markets PLC	80,003	(76,566)	-	(3,437)	-

Total	$272,170	$(268,733)	$-	$(3,437)	$-

American Beacon FundsSM

Consolidated Notes to Financial Statements

December 31, 2024

AHL TargetRisk Fund

Offsetting of Financial and Derivative Assets as of December 31, 2024:
	Assets	Liabilities
Futures Contracts(1)(2)	$171,622	$3,531,640
Swap Agreement - Centrally cleared(2)	252,708	48,300
Swap Agreement - OTC	598,390	-
Forward Foreign Currency Contracts	910,756	79,877

Total derivative assets and liabilities in the Statement of Assets and Liabilities	$1,933,476	$3,659,817

Derivatives not subject to a Master Netting Agreement or similar agreement (“MNA”)	$(424,330)	$(3,579,940)

Total derivative assets and liabilities subject to an MNA	$1,509,146	$79,877

Financial Assets, Derivatives, and Collateral Received/(Pledged) by Counterparty as of December 31, 2024:
	Gross Amounts of Assets Presented in the Statements of Assets and Liabilities	Derivatives Available for Offset	Gross Amounts Not Offset in the Statements of Assets and Liabilities
Counterparty			Non-Cash Collateral Pledged(2)	Cash Collateral Pledged(2)	Net Amount
JPMorgan Securities LLC	$598,390	$	$-	$-	$598,390
State Street Bank & Trust Co.	910,756	(79,877)	-	-	830,879

Total	$1,509,146	$(79,877)	$-	$-	$1,429,269

	Gross Amounts of Liabilities Presented in the Statements of Assets and Liabilities	Derivatives Available for Offset	Gross Amounts Not Offset in the Statements of Assets and Liabilities
Counterparty			Non-Cash Collateral Received(2)	Cash Collateral Received(2)	Net Amount
State Street Bank & Trust Co.	$79,877	$(79,877)	$-	$-	$-

Total	$79,877	$(79,877)	$-	$-	$-

(1) Includes cumulative appreciation or (depreciation) of futures contracts as reported in the Schedule of Investments footnotes. Only current day’s variation margin is reported within the Statements of Assets and Liabilities.

(2) The securities presented here within are not subject to master netting agreements. As such, this is disclosed for informational purposes only.

6. Principal Risks

Investing in the Funds may involve certain risks including, but not limited to, those described below.

Commodities Risk

The Funds’ investments in commodity-linked derivative instruments may subject the Funds to greater volatility than investments in traditional securities. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as changes in supply and demand, drought, floods, weather, livestock disease, embargoes, tariffs, war, acts of terrorism and international economic, political and regulatory developments. The Funds and the Subsidiaries each may concentrate its assets in a particular sector of the commodities market (such as oil, metal or agricultural products). As a result, the Funds and the Subsidiaries may be more susceptible to risks associated with those sectors. The Funds’ investments in commodity-related instruments may lead to losses in excess of the Funds’ investment in such products. Such losses can significantly and adversely affect the NAV of the Funds and, consequently, a shareholder’s interest in the Funds.

Counterparty Risk

There are two separate categories of counterparty risk that arise out of a Fund’s investments in derivatives. The first relates to the risk that its swap counterparty defaults, and the second category relates to the risk that a

American Beacon FundsSM

Consolidated Notes to Financial Statements

December 31, 2024

futures commission merchant (“FCM”) would default on an obligation set forth in an agreement between a Fund and the FCM. As for the first category of risk, entering into derivatives in the OTC market involves counterparty risk, which is the risk that the dealer providing the derivative or other product will fail to timely perform its payment and other obligations or experience financial difficulties, which may include filing for bankruptcy. Therefore, to the extent that a Fund engages in trading in OTC markets, a Fund could be exposed to greater risk of loss through default than if it confined its trading to transactions that are centrally cleared. The second category of risk exists at and from the time that a Fund enters into derivatives transactions that are centrally cleared. In such cases, a clearing organization becomes a Fund’s counterparty and the principal counterparty risk is that the clearing organization itself will default. In addition, the FCM may hold margin posted in connection with those contracts and that margin may be rehypothecated (or re-pledged) by the FCM and lost or its return delayed due to a default by the FCM or other customer of the FCM. The FCM may itself file for bankruptcy, which would either delay the return of, or jeopardize altogether the assets posted by the FCM as margin in response to margin calls relating to cleared positions. If a counterparty fails to meet its contractual obligations, goes bankrupt, or otherwise experiences a business interruptions, a Fund could miss investment opportunities or otherwise hold investments it would prefer to sell, resulting in losses for a Fund.

Credit Risk

The Funds are subject to the risk that the issuer or guarantor of a debt security, or the counterparty to a derivatives contract or a loan will fail to make timely payment of interest or principal or otherwise honor its obligations or default completely. A decline in the credit rating of an individual security held by the Funds may have an adverse impact on its price and make it difficult for the Funds to sell it. Ratings represent a rating agency’s opinion regarding the quality of the security and are not a guarantee of quality. Rating agencies might not always change their credit rating on an issuer or security in a timely manner to reflect events that could affect the issuer’s ability to make timely payments on its obligations. Credit risk is typically greater for securities with ratings that are below investment grade. Since the Funds can invest significantly in high-yield investments considered speculative in nature, this risk may be substantial.

Currency Risk

The Funds may have exposure to foreign currencies by making direct investments in non-U.S. currencies or in securities denominated in non-U.S. currencies, or by purchasing or selling forward currency exchange contracts in non-U.S. currencies. Foreign currencies may decline in value relative to the U.S. dollar, or, in the case of hedging positions, the U.S. dollar may decline in value relative to the currency being hedged, and thereby affect a Fund’s investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies. Currency exchange rates may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the United States or abroad. As a result, the Funds’ investments in foreign currency denominated securities may reduce the returns of the Funds. Currency futures, forwards, options or swaps may not always work as intended, and in specific cases, the Funds may be worse off than if it had not used such instrument(s). There may not always be suitable hedging instruments available. Even where suitable hedging instruments are available, the Funds may choose to not hedge its currency risks.

Derivatives Risk

Derivatives may involve significant risk. The use of derivative instruments may expose the Funds to additional risks that it would not be subject to if it invested directly in the securities or other instruments underlying those derivatives, including the high degree of leverage often embedded in such instruments, and potential material and prolonged deviations between the theoretical value and realizable value of a derivative. Some derivatives have the potential for unlimited loss, regardless of the size of the initial investment. Derivatives

American Beacon FundsSM

Consolidated Notes to Financial Statements

December 31, 2024

may at times be illiquid, and the Funds may not be able to close out or sell a derivative at a particular time or at an anticipated price. Certain derivatives may be difficult to value, and valuation may be more difficult in times of market turmoil.

Derivatives may also be more volatile than other types of investments. The Funds may buy or sell derivatives not traded on an exchange, which may be subject to heightened liquidity and valuation risk. Derivative investments can increase portfolio turnover and transaction costs. Derivatives also are subject to counterparty risk and credit risk. As a result, the Funds may not recover their investment or may only obtain a limited recovery, and any recovery may be delayed. Not all derivative transactions require a counterparty to post collateral, which may expose the Funds to greater losses in the event of a default by a counterparty. Ongoing changes to the regulation of the derivatives markets and potential changes in the regulation of funds using derivative instruments could limit a Fund’s ability to pursue its investment strategies. New regulation of derivatives may make them more costly, or may otherwise adversely affect their liquidity, value or performance.

Foreign Investing and Emerging Markets Risk

Non-U.S. investments carry potential risks not associated with U.S. investments. Such risks include, but are not limited to: (1) currency exchange rate fluctuations, (2) political and financial instability, (3) less liquidity, (4) lack of uniform accounting, auditing and financial reporting standards, (5) increased price volatility, (6) less government regulation and supervision of foreign stock exchanges, brokers and listed companies, and (7) delays in transaction settlement in some foreign markets. To the extent the Funds invest a significant portion of its assets in securities of a single country or region, it is more likely to be affected by events or conditions of that country or region. In addition, the economies and political environments of emerging market countries tend to be more unstable than those of developed countries, resulting in more volatile rates of return than the developed markets and substantially greater risk to investors. There may be very limited oversight of certain foreign banks or securities depositories that hold foreign securities and currency and the laws of certain countries may limit the ability to recover such assets if a foreign bank or depository or their agents goes bankrupt. When investing in emerging markets, the risks of investing in foreign securities are heightened. Emerging markets have unique risks that are greater than, or in addition to, investing in developed markets because emerging markets are generally smaller, less developed, less liquid and more volatile than the securities markets of the U.S. and other developed markets. There are also risks of: greater political uncertainties; an economy’s dependence on revenues from particular commodities or on international aid or development assistance; currency transfer restrictions; a limited number of potential buyers for such securities, resulting in increased volatility and limited liquidity for emerging market securities; trading suspensions; and delays and disruptions in securities settlement procedures. In addition, there may be less information available to make investment decisions and more volatile rates of return.

Forward Foreign Currency Contracts Risk

Forward foreign currency contracts, including non-deliverable forwards, are derivative instruments pursuant to a contract with a counterparty to pay a fixed price for an agreed amount of securities or other underlying assets at an agreed date or to buy or sell a specific currency at a future date at a price set at the time of the contract. The use of forward foreign currency contracts may expose the Funds to additional risks that it would not be subject to if it invested directly in the securities or currencies underlying the forward foreign currency contract.

Futures Contracts Risk

Futures contracts are derivative instruments where one party pays a fixed price for an agreed amount of securities or other underlying assets at an agreed date. The use of such derivative instruments may expose the Funds to additional risks that they would not be subject to if they invested directly in the securities underlying those derivatives. There may at times be an imperfect correlation between the movement in the prices of futures contracts and the value of their underlying instruments or indexes. There can be no assurance that any strategy used will succeed. There also can be no assurance that, at all times, a liquid market will exist for offsetting a

American Beacon FundsSM

Consolidated Notes to Financial Statements

December 31, 2024

futures contract that a Fund has previously bought or sold and this may result in the inability to close a futures contract when desired. Futures contracts may experience potentially dramatic price changes, which will increase the volatility of a Fund and may involve a small investment of cash (the amount of initial and variation margin) relative to the magnitude of the risk assumed (the potential increase or decrease in the price of the futures contract).

Hedging Risk

If the Funds use a hedging instrument at the wrong time or judges the market conditions incorrectly, or the hedged instrument does not correlate to the risk sought to be hedged, the hedge might be unsuccessful, reduce the Funds’ return, or create a loss.

High Portfolio Turnover Risk

Portfolio turnover is a measure of a Fund’s trading activity over a one-year period. A portfolio turnover rate of 100% would indicate that a Fund sold and replaced the entire value of its securities holdings during the period. High portfolio turnover could increase a Fund’s transaction costs because of increased broker commissions resulting from such transactions. These costs are not reflected in the Funds’ annual operating expenses or in the expense example, but they can have a negative impact on performance. Frequent trading by the Funds could also result in increased realized net capital gains, distributions of which are taxable to the Funds’ shareholders (including net short-term capital gain distributions, which are taxable to them as ordinary income).

High-Yield Securities Risk

Exposure to high-yield, below investment-grade securities (commonly referred to as “junk bonds”) generally involves significantly greater risks than an investment in investment grade securities. High-yield debt securities may fluctuate more widely in price and yield and may fall in price when the economy is weak or expected to become weak. These securities also may be difficult to sell at the time and price a Fund desires. High-yield securities are considered to be speculative with respect to an issuer’s ability to pay interest and principal and carry a greater risk that the issuers of lower-rated securities will default on the timely payment of principal and interest. High-yield securities may experience greater price volatility and less liquidity than investment grade securities. Issuers of securities that are in default or have defaulted may fail to resume principal or interest payments, in which case the Funds may lose its entire investment.

Interest Rate Risk

Generally, the value of investments with interest rate risk, such as fixed income securities or derivatives, will move in the opposite direction to movements in interest rates. The prices of fixed income securities or derivatives are also affected by their durations. Fixed income securities or derivatives with longer durations generally have greater sensitivity to changes in interest rates. For example, if a bond has a duration of eight years, a 1% increase in interest rates could be expected to result in an 8% decrease in the value of the bond. An increase in interest rates can impact markets broadly as well. Extremely low or negative interest rates may become more prevalent among U.S. and foreign issuers. To the extent a Fund holds an investment with a negative interest rate to maturity, a Fund may generate a negative return on that investment. Conversely, in the future, interest rates may rise, perhaps significantly and/or rapidly, potentially resulting in substantial losses to a Fund.

Leverage Risk

Financial leverage magnifies the exposure to the movement in prices of an asset or class of assets underlying a derivative instrument and results in increased volatility, which means that a Fund will have the potential for greater losses than if a Fund does not use the derivative instruments that have a leveraging effect. Leverage tends to magnify, sometimes significantly, the effect of any increase or decrease in a Fund’s exposure to an asset or class of assets and may cause a Fund’s NAV to be volatile.

American Beacon FundsSM

Consolidated Notes to Financial Statements

December 31, 2024

A Fund may experience leveraging risk in connection with investments in derivatives because its investments in derivatives may be purchased with a fraction of the assets that would be needed to purchase the securities directly, so that the remainder of the assets may be invested in other investments. Such investments may have the effect of leveraging a Fund because a Fund may experience gains or losses not only on its investments in derivatives, but also on the investments purchased with the remainder of the assets. If the value of a Fund’s investments in derivatives is increasing, this could be offset by declining values of a Fund’s other investments. Conversely, it is possible that the rise in the value of a Fund’s non-derivative investments could be offset by a decline in the value of a Fund’s investments in derivatives. In either scenario, a Fund may experience losses. In a market where the value of a Fund’s investments in derivatives is declining and the value of its other investments is declining, a Fund may experience substantial losses. The use of leverage may cause a Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet any required asset segregation requirements. In addition, the costs that a Fund pays to engage in these practices are additional costs borne by a Fund and could reduce or eliminate any net investment profits.

LIBOR Risk

Certain of the instruments identified in a Fund’s principal investment strategies have coupon rates or may provide exposure to underlying investments with coupon rates, that are based on the ICE LIBOR (“LIBOR”), the Secured Overnight Financing Rate (“SOFR”), Euro Interbank Offered Rate and other similar types of reference rates (each, a “Reference Rate”). These Reference Rates are generally intended to represent the rate at which contributing banks may obtain short-term borrowings within certain financial markets.

Most maturities and currencies of LIBOR were phased out at the end of 2021, with the remaining ones phased out on June 30, 2023. These events and any additional regulatory or market changes may have an adverse impact on a Fund or its investments, including increased volatility or illiquidity in markets for instruments that rely on LIBOR. SOFR has been selected by a committee established by the Board of Governors of the Federal Reserve System and the Federal Reserve Bank of New York to replace LIBOR as a Reference Rate in the United States and U.S. law required that contracts without a practicable LIBOR alternative default to SOFR plus a set spread beginning in mid-2023. Other countries have undertaken similar initiatives to identify replacement Reference Rates for LIBOR in their respective markets. However, there are obstacles to converting certain existing investments and transactions to a new Reference Rate, as well as risks associated with using a new Reference Rate with respect to new investments and transactions. The transition process, or the failure of an industry to transition, could lead to increased volatility and illiquidity in markets for instruments that relied on LIBOR to determine interest rates and a reduction in the values of some LIBOR-based investments, all of which would impact a Fund. In addition, any substitute Reference Rate and any pricing adjustments imposed by a regulator or by counterparties or otherwise may adversely affect a Fund’s performance and/or NAV.

Liquidity Risk

When there is little or no active trading market for a specific type of security, it can become more difficult to purchase or sell the securities at or near their perceived value. During such periods, certain investments held by a Fund may be difficult to sell or other investments may be difficult to purchase at favorable times or prices. As a result, a Fund may have to lower the price on certain securities that it is trying to sell, sell other securities instead or forgo an investment opportunity, any of which could have a negative effect on Fund management or performance. Additionally, the market for certain investments may become illiquid under adverse market or economic conditions independent of any specific adverse changes in the conditions of a particular issuer.

Market Direction Risk

Since the Funds will typically hold both long and short positions, an investment in the Funds will involve market risks associated with different types of investment decisions than those made for a typical “long only” fund. The Funds’ results could suffer both when there is a general market advance and the Funds hold significant

American Beacon FundsSM

Consolidated Notes to Financial Statements

December 31, 2024

“short” positions, and when there is a general market decline and the Funds hold significant “long” positions. In recent years, the markets have shown considerable volatility from day to day and even in intra-day trading.

Market Timing Risk

The Funds are subject to the risk of market timing activities by investors due to the Funds’ investments in high yield, and foreign securities, or its exposure to foreign securities through the derivatives it holds. If the Funds trade foreign securities, it generally prices these foreign securities using their closing prices from the foreign markets in which they trade, which typically is prior to the Funds’ calculation of its net asset value (“NAV”). These prices may be affected by events that occur after the close of a foreign market but before the Fund prices its shares. In such instances, the Funds may fair value high yield and foreign securities. However, some investors may engage in frequent short-term trading in the Funds to take advantage of any price differentials that may be reflected in the NAV of the Funds’ shares. Frequent trading by Funds shareholders poses risks to other shareholders in the Funds, including (i) the dilution of the Funds’ NAV, (ii) an increase in the Funds’ expenses, and (iii) interference with the portfolio manager’s ability to execute efficient investment strategies. While the Manager monitors trading in the Funds, there is no guarantee that it can detect all market timing activities.

Market Risk

The Funds are subject to the risk that the securities markets will move down, sometimes rapidly and unpredictably, based on overall economic conditions and other factors, which may negatively affect a Fund’s performance. Equity securities generally have greater price volatility than fixed-income securities, although under certain market conditions fixed-income securities may have comparable or greater price volatility. During a general downturn in the securities markets, multiple assets may decline in value simultaneously. In some cases, traditional market participants have been less willing to make a market in some types of debt instruments, which has affected the liquidity of those instruments. During times of market turmoil, investors tend to look to the safety of securities issued or backed by the U.S. Treasury, causing the prices of these securities to rise and the yields to decline. Reduced liquidity in fixed-income and credit markets may negatively affect many issuers worldwide. Prices in many financial markets have increased significantly over the last decade, but there have also been periods of adverse market and financial developments and cyclical change during that timeframe, which have resulted in unusually high levels of volatility in domestic and foreign financial markets that has caused losses for investors and may occur again in the future, particularly if markets enter a period of uncertainty or economic weakness. The value of a security may decline due to adverse issuer-specific conditions, general market conditions unrelated to a particular issuer, or factors that affect a particular industry or industries. Changes in the financial condition of a single issuer or market segment also can impact the market as a whole.

Geopolitical and other events, including war, terrorism, economic uncertainty, trade disputes, pandemics, public health crises, natural disasters and related events have led, and in the future may continue to lead, to instability in world economies and markets generally and reduced liquidity in equity, credit and fixed-income markets, which may disrupt economies and markets and adversely affect the value of your investment. Changes in value may be temporary or may last for extended periods.

Policy changes by the U.S. government and/or Federal Reserve and political events within the U.S. and abroad, including the U.S. presidential election, the U.S. government’s inability at times to agree on a long-term budget and deficit reduction plan, the threat of a federal government shutdown and threats not to increase the federal government’s debt limit, may affect investor and consumer confidence and may adversely impact financial markets and the broader economy, perhaps suddenly and to a significant degree.

Markets and market participants are increasingly reliant upon both publicly available and proprietary information data systems. Data imprecision, software or other technology malfunctions, programming inaccuracies, unauthorized use or access, and similar circumstances may impair the performance of these systems and may have an adverse impact upon a single issuer, a group of issuers, or the market at large. The financial markets generally

American Beacon FundsSM

Consolidated Notes to Financial Statements

December 31, 2024

move in cycles, with periods of rising prices followed by periods of declining prices. The value of your investment may reflect these fluctuations.

Non-Diversification Risk

The Funds are non-diversified, which means the Funds may focus their investments in the securities of a comparatively small number of issuers. Investments in securities of a limited number of issuers exposes the Funds to greater market risk and potential losses than if assets were diversified among the securities of a greater number of issuers.

Obsolescence Risk

The Funds are unlikely to be successful in its quantitative trading strategies unless the assumptions underlying the models are realistic and either remain realistic and relevant in the future or are adjusted to account for changes in the overall market environment. If such assumptions are inaccurate or become inaccurate and are not promptly adjusted, it is likely that profitable trading signals will not be generated. If and to the extent that the models do not reflect certain factors, and the sub-advisor does not successfully address such omission through its testing and evaluation and modify the models accordingly, major losses may result – all of which will be borne by the Funds. The sub-advisor will continue to test, evaluate and add new Models, which may lead to the Models being modified from time to time. Any modification of the Models or strategies will not be subject to any requirement that shareholders receive notice of the change or that they consent to it. There can be no assurance as to the effects (positive or negative) of any modification to the Models or strategies on a Fund’s performance.

Other Investment Companies Risk

The Funds may invest in shares of other registered investment companies, including money market funds and ETFs. To the extent that the Funds invest in shares of other registered investment companies, the Funds will indirectly bear the fees and expenses, including for example, advisory and administrative fees, charged by those investment companies in addition to the Funds’ direct fees and expenses and will be subject to the risks associated with investments in those companies. For example, the Funds’ investments in money market funds are subject to interest rate risk, credit risk, and market risk. The Funds must rely on the investment company in which it invests to achieve its investment objective. If the investment company fails to achieve its investment objective, the value of the Funds’ investment may decline, adversely affecting the Funds’ performance. ETFs are subject to the following risks that do not apply to conventional funds: (1) the market price of an ETF’s shares may trade at a discount or premium to its NAV; (2) an active trading market for an ETF’s shares may not develop or be maintained; or (3) trading of an ETF’s shares may be halted if the listing exchange’s officials deem such action appropriate, the shares are delisted from the exchange, or the activation of market-wide “circuit breakers” (which are tied to large decreases in stock prices) halts stock trading generally. An ETF that tracks an index may not precisely replicate the returns of its benchmark index. To the extent the Funds invest in other investment companies that invest in equity securities, fixed-income securities and/or foreign securities, or that track an index, the Funds are subject to the risks associated with the underlying investments held by the investment company or the index fluctuations to which the investment company is subject. ETFs have expenses associated with their operation, typically including advisory fees.

Recent Market Events Risk

Both U.S. and international markets have experienced significant volatility in recent months and years. As a result of such volatility, investment returns may fluctuate significantly. Moreover, the risks discussed herein associated with an investment in a Fund may be increased.

Although interest rates were unusually low in recent years in the U.S. and abroad, in 2022, the Federal Reserve and certain foreign central banks began to raise interest rates as part of their efforts to address rising

American Beacon FundsSM

Consolidated Notes to Financial Statements

December 31, 2024

inflation. It is difficult to accurately predict the pace at which interest rates may continue to increase, the timing, frequency or magnitude of any such increases, or when such increases might stop. Additionally, various economic and political factors could cause the Federal Reserve or another foreign central bank to change their approach in the future and such actions may result in an economic slowdown in the U.S. and abroad. Unexpected increases in interest rates could lead to market volatility or reduce liquidity in certain sectors of the market. Deteriorating economic fundamentals may, in turn, increase the risk of default or insolvency of particular issuers, negatively impact market value, cause credit spreads to widen, and reduce bank balance sheets. Any of these could cause an increase in market volatility, reduce liquidity across various markets or decrease confidence in the markets. Additionally, high public debt in the U.S. and other countries creates ongoing systemic and market risks and policymaking uncertainty.

In March 2023, the shutdown of certain financial institutions in the U.S. and questions regarding the viability of other financial institutions raised economic concerns over disruption in the U.S. and global banking systems. There can be no certainty that the actions taken by the U.S. or foreign governments will be effective in mitigating the effects of financial institution failures on the economy and restoring public confidence in the U.S. and global banking systems.

Some countries, including the U.S., have in recent years adopted more protectionist trade policies. Slowing global economic growth; imposition of tariffs and resulting impacts on global prices and supply chains; risks associated with a trade agreement between the United Kingdom and the European Union; the risks associated with ongoing trade negotiations with China; the possibility of changes to some international trade agreements; political or economic dysfunction within some nations, including major producers of oil; and dramatic changes in commodity and currency prices could have adverse effects that cannot be foreseen at the present time.

Tensions, war, or open conflict between nations, such as between Russia and Ukraine, in the Middle East or in eastern Asia could affect the economies of many nations, including the United States. The duration of ongoing hostilities in the Middle East and between Russia and Ukraine, and any sanctions and related events cannot be predicted. Those events present material uncertainty and risk with respect to markets globally and the performance of the Fund and its investments or operations could be negatively impacted.

Regulators in the U.S. have proposed and recently adopted a number of changes to regulations involving the markets and issuers, some of which apply to the Fund. The full effect of various newly-adopted regulations is not currently known. Additionally, it is not clear whether the proposed regulations will be adopted. However, due to the broad scope of the new and proposed regulations, certain changes could limit the Fund’s ability to pursue its investment strategies or make certain investments, or may make it more costly for the Fund to operate, which may impact performance.

Economists and others have expressed increasing concern about the potential effects of global climate change on property and security values. Certain issuers, industries and regions may be adversely affected by the impacts of climate change, including on the demand for and the development of goods and services and related production costs, and the impacts of legislation, regulation and international accords related to climate change, as well as any indirect consequences of regulation or business trends driven by climate change.

Short Position Risk

The Funds’ losses are potentially unlimited in a short position transaction because there is potentially no limit on the amount that the security that the Funds are required to purchase may have appreciated. Because the Funds may invest the proceeds of a short sale, another effect of short selling on the Funds is similar to the effect of leverage, in that it amplifies changes in the Funds’ net asset value since it increases the exposure of the Funds to the market.

American Beacon FundsSM

Consolidated Notes to Financial Statements

December 31, 2024

Sovereign and Quasi Sovereign Debt Risk

An investment in sovereign and quasi-sovereign debt obligations involves special risks not present in corporate debt obligations. Sovereign and quasi-sovereign debt securities. These investments are issued or guaranteed by a sovereign government or entity affiliated with or backed by a sovereign government. The issuer of the sovereign or quasi-sovereign debt that controls the repayment of the debt may be unable or unwilling to repay principal or interest when due, and the Funds may have limited recourse in the event of a default. In addition, these investments are subject to risk of payment delays or defaults due to (1) country cash flow problems, (2) insufficient foreign currency reserves, (3) political considerations, (4) large debt positions relative to the country’s economy, (5) policies toward foreign lenders or investors, (6) the failure to implement economic reforms required by the International Monetary Fund or other multilateral agencies, or (7) an inability or unwillingness to repay debts. It may be particularly difficult to enforce the rights of debt holders in frontier and emerging markets. A governmental entity that defaults on an obligation may request additional time in which to pay or receive further loans or may seek to restructure its obligations to reduce interest rates or outstanding principal. There is no legal process for collecting sovereign and quasi-sovereign debt that a government does not pay nor are there bankruptcy proceedings through which all or part of the sovereign debt that a governmental entity has not repaid may be collected. Sovereign and quasi-sovereign debt risk is increased for emerging and frontier markets issuers, which are among the largest debtors to commercial banks and foreign governments. At times, certain emerging market countries have declared moratoria on the payment of principal and interest on external debt. Certain emerging market countries have experienced difficulty in servicing their sovereign debt on a timely basis, which has led to defaults and the restructuring of certain indebtedness.

Subsidiaries Risk

There can be no assurance that the investment objective of a Subsidiary will be achieved. The Subsidiaries are not registered under the Act, and are not subject to all the investor protections of the Act. However, each Fund wholly owns and controls its respective Subsidiary, and each Fund and its respective Subsidiary are both managed by the Manager and the sub-advisor pursuant to separate agreements, making it unlikely that a Subsidiary will take action contrary to the interests of its respective Fund and its shareholders. The Board has oversight responsibility for the investment activities of the Funds, including its investment in the Subsidiaries, and each Fund’s role as sole shareholder of its respective Subsidiary. Changes in the laws of the United States and/or the Cayman Islands, under which the Funds and Subsidiaries, respectively, are organized, could result in the inability of the Funds and/or Subsidiaries to operate as described in the Prospectus and could negatively affect the Funds and their respective shareholders. For example, the Cayman Islands government has undertaken not to impose any income, corporate or capital gains tax, estate duty, inheritance tax, gift tax or withholding tax on the Subsidiaries. If Cayman Islands law changes such that the Subsidiaries must pay Cayman Islands taxes, Fund shareholders would likely suffer decreased investment returns. Rulemaking by the CFTC or other regulatory initiatives may affect the Funds’ ability to use its respective Subsidiary to pursue its investment strategies.

Swap Agreement Risk

Swaps can involve greater risks than a direct investment in an underlying asset, because swaps typically include a certain amount of embedded leverage and as such are subject to leveraging risk. If swaps are used as a hedging strategy, the Funds are subject to the risk that the hedging strategy may not eliminate the risk that is intended to offset, due to, among other reasons, the occurrence of unexpected price movements or the non-occurrence of expected price movements. Swaps also may be difficult to value. Interest rate swaps, total return swaps, currency swaps, credit default swaps and commodities swaps are subject to counterparty risk, credit risk and liquidity risk. In addition, interest rate swaps are subject to interest rate risk, total return swaps are subject to market risk, and interest rate risk if the underlying securities are bonds or other debt obligations, currency swaps are subject to currency risk, and commodities swaps are subject to commodities risk.

American Beacon FundsSM

Consolidated Notes to Financial Statements

December 31, 2024

Tax Risk

To qualify as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”) (“RIC”), the Funds must, among other requirements, derive at least 90% of their gross income for each taxable year from “qualifying income.” Income from certain commodity-linked derivative instruments in which AHL Managed Futures Strategy and AHL TargetRisk Funds invest is not considered qualifying income. These Funds will therefore restrict their income from direct investments in those instruments, such as commodity-linked swaps, to a maximum of 10% of their gross income for each taxable year. Each of these Fund’s investment in its Subsidiary is expected to provide the Funds with exposure to the commodities markets within the limitations of the federal tax requirements of Subchapter M. The Internal Revenue Service (“IRS”) issued a large number of private letter rulings (“PLRs”) (which the Funds may not cite as precedent) from 2006 to 2011 that income a RIC derives from a wholly owned foreign subsidiary (a “controlled foreign corporation” or “CFC”) (such as the Subsidiary) that earns income derived from commodity-linked derivative instruments is qualifying income. Treasury regulations published on March 19, 2019, provide that income inclusions of a RIC from a CFC are qualifying income for the RIC whether or not the CFC makes distributions to the RIC out of its associated earnings and profits for the applicable taxable year. The federal income tax treatment of a Fund’s commodity-linked investments and income from its Subsidiary may be materially adversely affected by future legislation, other Treasury regulations, and/or guidance issued by the IRS that could affect whether income from such investments is qualifying income under Subchapter M or otherwise materially affect the character, timing or recognition, and/or amount of a Fund’s taxable income and/or net capital gains and, therefore, the distributions the Funds make.

Valuation Risk

This is the risk that a Fund has valued a security at a price different from the price at which it can be sold. This risk may be especially pronounced for investments, such as derivatives, which may be illiquid or which may become illiquid and for securities that trade in relatively thin markets and/or markets that experience extreme volatility. If market conditions make it difficult to value certain investments, a Fund may value these investments using more subjective methods, such as fair-value methodologies. Investors who purchase or redeem Fund shares on days when a Fund is holding fair-valued securities may receive fewer or more shares, or lower or higher redemption proceeds, than they would have received if the Fund had not fair-valued the securities or had used a different valuation methodology. The value of foreign securities, certain fixed-income securities and currencies, as applicable, may be materially affected by events after the close of the markets on which they are traded, but before a Fund determines its NAV. A Fund’s ability to value its investments in an accurate and timely manner may be impacted by technological issues and/or errors by third-party service providers, such as pricing services or accounting agents.

Volatility Risk

The Funds may have investments that appreciate or decrease significantly in value over short periods of time. This may cause the Funds’ NAV per share to experience significant increases or declines in value over short periods of time. Market interest rate changes may also cause the Funds’ NAV per share to experience volatility. This is because the value of an obligation asset in the Funds is partially a function of whether it is paying what the market perceives to be a market rate of interest for the particular obligation given its individual credit and other characteristics. If market interest rates change, an obligation’s value could be affected to the extent the interest rate paid on that obligation does not reset at the same time.

7. Federal Income and Excise Taxes

It is the policy of each Fund to qualify as a regulated investment company (“RIC”), by complying with all applicable provisions of Subchapter M of the Internal Revenue Code, as amended, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes. For federal income tax purposes, each Fund is treated as a single entity for the purpose of determining such qualification.

American Beacon FundsSM

Consolidated Notes to Financial Statements

December 31, 2024

The Funds do not have any unrecorded tax liabilities in the accompanying financial statements. Each of the tax years in the four year period ended December 31, 2024 for AHL Managed Futures Strategy Fund and AHL TargetRisk Fund and two year period ended December 31, 2024 for AHL Multi-Alternatives Fund remain subject to examination by the Internal Revenue Service. If applicable, the Funds recognize interest accrued related to unrecognized tax benefits in interest expense and penalties in “Other expenses” on the Statements of Operations.

The Funds may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on returns of income earned or gains realized or repatriated. Taxes are accrued and applied to net investment income, net realized capital gains and net unrealized appreciation (depreciation), as applicable, as the income is earned or capital gains are recorded.

Dividends are categorized in accordance with income tax regulations which may treat certain transactions differently than U.S. GAAP. Accordingly, the character of distributions and composition of net assets for tax purposes may differ from those reflected in the accompanying financial statements. The Funds also utilize earnings and profits distributed to shareholders on redemptions of shares as part of the dividends paid deduction.

The tax character of distributions paid were as follows:

	AHL Managed Futures Strategy Fund		AHL Multi-Alternatives Fund		AHL TargetRisk Fund
	Year Ended December 31, 2024	Year Ended December 31, 2023	Year Ended December 31, 2024	From August 17, 2023A to December 31, 2023	Year Ended December 31, 2024	Year Ended December 31, 2023
Distributions paid from:
Ordinary income*
R5 Class	$3,156,272	$8,081,982	$-	-	$1,257,168	$1,016,000
Y Class	10,622,659	22,062,769	367,663	58,990	12,561,368	8,797,885
Investor Class	201,961	277,804	-	-	186,775	253,764
A Class	143,482	287,075	4,231	884	116,032	102,669
C Class	-	-	4,178	884	255,290	248,384
R6 Class	-	-	1,121,500	218,348	-	-
Long-term capital gains
R5 Class	-	-	-	-	-	-
Y Class	-	-	22,895	41,439	-	-
Investor Class	-	-	-	-	-	-
A Class	-	-	264	621	-	-
C Class	-	-	264	621	-	-
R6 Class	-	-	69,836	153,387	-	-

Total distributions paid	14,124,374	30,709,630	1,590,831	475,174	14,376,633	10,418,702

A Commencement of operations.

* For tax purposes, short-term capital gains are considered ordinary income distributions.

As of December 31, 2024, the components of distributable earnings (deficits) on a tax basis were as follows:

Fund	Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
AHL Managed Futures Strategy	$2,877,516,669	$211,568,888	$(318,403,941)	$(106,835,053)
AHL Multi-Alternatives	34,334,313	1,171,849	(1,833,418)	(661,569)
AHL TargetRisk	253,050,419	30,092	(6,072,255)	(6,042,163)

Fund	Net Unrealized Appreciation (Depreciation)	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Capital and Other (Losses)	Other Temporary Differences	Distributable Earnings
AHL Managed Futures Strategy	$(106,835,053)	$121,643,692	$-	$(296,397,935)	$128,128,882	$(153,460,414)
AHL Multi-Alternatives	(661,569)	820,622	-	–	619,992	779,045
AHL TargetRisk	(6,042,163)	8,588,733	-	(109,543,594)	2,412,437	(104,584,587)

American Beacon FundsSM

Consolidated Notes to Financial Statements

December 31, 2024

Financial reporting records are adjusted for permanent book/tax differences to reflect tax character. Financial records are not adjusted for temporary differences. The temporary differences between financial reporting and tax-basis reporting of unrealized appreciation (depreciation) are attributable primarily to the tax deferral of losses from wash sales, capital loss carryforwards, the tax deferral of losses related to straddles and the realization for tax purposes of unrealized gains (losses) on certain derivative instruments.

Due to inherent differences in the recognition of income, expenses, and realized gains (losses) under U.S. GAAP and federal income tax regulations, permanent differences between book and tax reporting have been identified and appropriately reclassified on the Statements of Assets and Liabilities. Accordingly, the following amounts represent current year permanent differences derived from non-deductible excise tax and the reclassification of income from investment subsidiary as of December 31, 2024:

Fund	Paid-In-Capital	Distributable Earnings/(Deficits)
AHL Managed Futures Strategy	$(60,861,471)	$60,861,471
AHL Multi-Alternatives	(354,071)	354,071
AHL TargetRisk	1,239,837	(1,239,837)

Under the Regulated Investment Company Modernization Act of 2010 (“RIC MOD”), net capital losses recognized by the Funds in taxable years beginning after December 22, 2010 are carried forward indefinitely and retain their character as short-term and/or long-term losses.

As of December 31, 2024, the Funds had the following capital loss carryforwards.

Fund	Short-Term Capital Loss Carryforwards	Long-Term Capital Loss Carryforwards
AHL Managed Futures Strategy	$(155,012,825)	$(141,385,110)
AHL Multi-Alternatives Fund	–	–
AHL TargetRisk	(55,835,644)	(53,707,950)

The AHL TargetRisk Fund utilized $11,119,746 short-term capital loss carryforwards.

8. Investment Transactions

The aggregate cost of purchases and proceeds from sales and maturities of investments, other than short-term obligations, for the year ended December 31, 2024 were as follows:

Fund	Purchases (non-U.S. Government Securities)	Purchases of U.S. Government Securities	Sales (non-U.S. Government Securities)	Sales of U.S. Government Securities
AHL Managed Futures Strategy	$–	$–	$–	$–
AHL Multi-Alternatives	3,095,819	5,557,110	2,461,951	4,054,754
AHL TargetRisk	42,130,372	63,424,035	34,093,872	51,901,979

9. Borrowing Arrangements

Effective November 8, 2024 (the “Effective Date”), the Funds, along with certain other funds managed by the Manager (“Participating Funds”), renewed a committed revolving line of credit (the “Committed Line”) agreement with State Street Bank and Trust Company (the “Bank”) to be used to facilitate portfolio liquidity. The maximum borrowing amount under the Committed Line is $100 million with interest at a rate equal to the higher of (a) Overnight Bank Funding Rate (“OBFR”) daily fluctuating rate per annum equal to 1.25% plus the sum of 0.10% or (b) the Federal Funds daily fluctuating rate per annum on amounts borrowed. Each of the Participating Funds paid a proportional amount of a quarterly commitment fee at a rate of 0.25% per annum on the unused portion of the

American Beacon FundsSM

Consolidated Notes to Financial Statements

December 31, 2024

Committed Line amount. The Committed Line expires November 7, 2025, unless extended by the Bank or terminated by the Participating Funds in accordance with the agreement. Prior to the Effective Date, the maximum borrowing amount under the Committed Line was $100 million with an expiration date November 7, 2024.

On the Effective Date, the Funds, along with certain other Participating Funds managed by the Manager, also renewed an uncommitted discretionary demand revolving line of credit (the “Uncommitted Line”) agreement with the Bank to be used to facilitate portfolio liquidity. The maximum borrowing amount under the Uncommitted Line is $100 million with interest at a rate equal to the higher of (a) OBFR daily fluctuating rate per annum equal to 1.25% plus the sum of 0.10% or (b) the Federal Funds daily fluctuating rate per annum on amounts borrowed on each outstanding loan. Each of the Participating Funds paid a proportional amount of a closing fee of $35,000 on the Effective Date. The Uncommitted Line expires November 7, 2025, unless extended by the Bank or terminated by the Participating Funds in accordance with the agreement. Prior to the Effective Date, the maximum borrowing amount under the Uncommitted Line was $100 million with an expiration date November 7, 2024.

The Participating Funds paid administration, legal and arrangement fees, which are recognized as a component of “Line of credit interest expense” on the Statements of Operations, along with commitment fees, that have been allocated among the Participating Funds based on average daily net assets.

During the year ended December 31, 2024, the Funds did not utilize these facilities.

10. Capital Share Transactions

The tables below summarize the activity in capital shares for each Class of the Funds:

	R5 Class
	Year Ended December 31, 2024		Year Ended December 31, 2023
AHL Managed Futures Strategy Fund	Shares	Amount	Shares	Amount
Shares sold	30,956,164	$315,983,783	50,593,874	$512,372,686
Reinvestment of dividends	191,442	1,918,256	534,514	5,280,994
Shares redeemed	(48,402,121)	(490,116,505)	(43,539,506)	(443,006,379)

Net increase (decrease) in shares outstanding	(17,254,515)	$(172,214,466)	7,588,882	$74,647,301

	Y Class
	Year Ended December 31, 2024		Year Ended December 31, 2023
AHL Managed Futures Strategy Fund	Shares	Amount	Shares	Amount
Shares sold	101,908,099	$1,030,105,840	114,825,737	$1,164,198,999
Reinvestment of dividends	1,028,452	10,243,379	2,148,446	21,119,221
Shares redeemed	(98,532,899)	(1,000,140,053)	(145,587,565)	(1,463,885,329)

Net increase (decrease) in shares outstanding	4,403,652	$40,209,166	(28,613,382)	$(278,567,109)

	Investor Class
	Year Ended December 31, 2024		Year Ended December 31, 2023
AHL Managed Futures Strategy Fund	Shares	Amount	Shares	Amount
Shares sold	4,479,467	$44,266,550	2,441,426	$24,487,587
Reinvestment of dividends	20,426	200,580	28,164	273,189
Shares redeemed	(2,167,916)	(21,728,899)	(4,337,236)	(43,605,644)

Net increase (decrease) in shares outstanding	2,331,977	$22,738,231	(1,867,646)	$(18,844,868)

American Beacon FundsSM

Consolidated Notes to Financial Statements

December 31, 2024

	A Class
	Year Ended December 31, 2024		Year Ended December 31, 2023
AHL Managed Futures Strategy Fund	Shares	Amount	Shares		Amount
Shares sold	2,834,748	$28,451,645	9,847,242		$98,095,203
Reinvestment of dividends	14,385	141,555	29,194		283,477
Shares redeemed	(3,088,156)	(30,864,245)	(19,934,544)		(197,233,014)

Net (decrease) in shares outstanding	(239,023)	$(2,271,045)	(10,058,108)		$(98,854,334)

	C Class
	Year Ended December 31, 2024		Year Ended December 31, 2023
AHL Managed Futures Strategy Fund	Shares	Amount	Shares		Amount
Shares sold	536,833	$5,150,486	769,490		$7,346,649
Reinvestment of dividends	-	-	-		-
Shares redeemed	(1,113,186)	(10,602,638)	(970,673)		(9,203,217)

Net (decrease) in shares outstanding	(576,353)	$(5,452,152)	(201,183)		$(1,856,568)

	Y Class
	Year Ended December 31, 2024		August 17, 2023A to December 31, 2023
AHL Multi-Alternatives Fund	Shares	Amount	Shares		Amount
Shares sold	320,921	$3,443,159	668,826	B	$6,708,801	B
Reinvestment of dividends	38,517	390,558	9,885		100,429
Shares redeemed	(105,609)	(1,126,162)	(22,155)		(224,599)

Net increase in shares outstanding	253,829	$2,707,555	656,556		$6,584,631

	A Class
	Year Ended December 31, 2024		August 17, 2023A to December 31, 2023
AHL Multi-Alternatives Fund	Shares	Amount	Shares		Amount
Shares sold	-	$-	-	B	$-	B
Reinvestment of dividends	445	4,495	148		1,505
Shares redeemed	-	-	-		-

Net increase in shares outstanding	445	$4,495	148		$1,505

	C Class
	Year Ended December 31, 2024		August 17, 2023A to December 31, 2023
AHL Multi-Alternatives Fund	Shares	Amount	Shares		Amount
Shares sold	-	$-	-	B	$-	B
Reinvestment of dividends	444	4,442	149		1,505
Shares redeemed	-	-	-		-

Net increase in shares outstanding	444	$4,442	149		$1,505

	R6 Class
	Year Ended December 31, 2024		August 17, 2023A to December 31, 2023
AHL Multi-Alternatives Fund	Shares	Amount	Shares		Amount
Shares sold	742,561	$7,763,565	250,001	B	$2,500,010	B
Reinvestment of dividends	117,373	1,191,336	36,588		371,735
Shares redeemed	(100,442)	(1,073,323)	(476,963)		(4,869,793)

Net increase (decrease) in shares outstanding	759,492	$7,881,578	(190,374)		$(1,998,048)

	R5 Class
	Year Ended December 31, 2024		Year Ended December 31, 2023
AHL TargetRisk Fund	Shares	Amount	Shares		Amount
Shares sold	571,619	$6,429,044	805,106		$8,146,521
Reinvestment of dividends	95,172	1,019,297	77,394		810,314
Shares redeemed	(814,051)	(9,031,766)	(5,707,271)		(58,467,743)

Net (decrease) in shares outstanding	(147,260)	$(1,583,425)	(4,824,771)		$(49,510,908)

American Beacon FundsSM

Consolidated Notes to Financial Statements

December 31, 2024

	Y Class
	Year Ended December 31, 2024		Year Ended December 31, 2023
AHL TargetRisk Fund	Shares	Amount	Shares	Amount
Shares sold	8,116,151	$91,393,875	7,224,904	$73,079,633
Reinvestment of dividends	1,167,689	12,505,945	822,035	8,606,708
Shares redeemed	(8,682,913)	(96,236,786)	(21,491,044)	(218,043,679)

Net increase (decrease) in shares outstanding	600,927	$7,663,034	(13,444,105)	$(136,357,338)

	Investor Class
	Year Ended December 31, 2024		Year Ended December 31, 2023
AHL TargetRisk Fund	Shares	Amount	Shares	Amount
Shares sold	348,648	$3,906,249	110,005	$1,121,346
Reinvestment of dividends	17,356	185,540	24,213	252,780
Shares redeemed	(674,841)	(7,359,776)	(619,817)	(6,202,663)

Net (decrease) in shares outstanding	(308,837)	$(3,267,987)	(485,599)	$(4,828,537)

	A Class
	Year Ended December 31, 2024		Year Ended December 31, 2023
AHL TargetRisk Fund	Shares	Amount	Shares	Amount
Shares sold	94,543	$1,047,128	176,241	$1,783,437
Reinvestment of dividends	10,825	115,178	9,819	102,125
Shares redeemed	(126,312)	(1,377,686)	(305,755)	(3,093,481)

Net (decrease) in shares outstanding	(20,944)	$(215,380)	(119,695)	$(1,207,919)

	C Class
	Year Ended December 31, 2024		Year Ended December 31, 2023
AHL TargetRisk Fund	Shares	Amount	Shares	Amount
Shares sold	44,067	$461,816	50,393	$502,531
Reinvestment of dividends	24,137	255,125	23,411	241,366
Shares redeemed	(296,272)	(3,230,156)	(440,857)	(4,384,250)

Net (decrease) in shares outstanding	(228,068)	$(2,513,215)	(367,053)	$(3,640,353)

A Commencement of operations.

B Seed capital was received on August 17, 2023 in the amount of $100,000 for the Y Class, $100,000 for the A Class, $100,000 for the C Class and $22,200,000 for the R6 Class. As a result, shares were issued in the amount of 10,000 for the Y Class, 10,000 for the A Class, 10,000 for the C Class and 2,220,000 for the R6 Class.

11. Subsequent Events

Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that there are no material events that would require disclosure in the Funds’ financial statements through this date.

American Beacon AHL Managed Futures Strategy FundSM

Consolidated Financial Highlights

(For a share outstanding throughout the period)

	R5 ClassA
	Year Ended December 31,
	2024	2023	2022	2021		2020

Net asset value, beginning of period	$9.91	$10.42	$10.49	$10.72		$10.22

Income (loss) from investment operations:
Net investment income (loss)	0.12	0.43	0.41	(0.18	)B	(1.03)
Net gains (losses) on investments (both realized and unrealized)	0.09	(0.83)	1.36	0.74		2.10

Total income (loss) from investment operations	0.21	(0.40)	1.77	0.56		1.07

Less distributions:
Dividends from net investment income	(0.06)	(0.11)	(0.52)	(0.47)		(0.34)
Distributions from net realized gains	-	-	(1.32)	(0.32)		(0.23)

Total distributions	(0.06)	(0.11)	(1.84)	(0.79)		(0.57)

Net asset value, end of period	$10.06	$9.91	$10.42	$10.49		$10.72

Total returnC	2.07%	(3.85)%	16.93%	5.12%		10.67%

Ratios and supplemental data:
Net assets, end of period	$572,740,617	$735,326,328	$693,916,735	$473,334,156		$195,920,482
Ratios to average net assets:
Expenses, before reimbursements and/or recoupmentsD	1.53%	1.51%	1.49%	1.55%		1.59%
Expenses, net of reimbursements and/or recoupmentsD	1.53%	1.51%	1.48%	1.54%		1.54%
Net investment income (loss), before expense reimbursements and/or recoupments	3.30%	3.15%	0.08%	(1.58)%		(3.19)%
Net investment income (loss), net of reimbursements and/or recoupments .	3.30%	3.15%	0.09%	(1.57)%		(3.14)%
Portfolio turnover rateE	-%	-%	-%	-%		-%

A	Prior to February 28, 2020, the R5 Class was known as Institutional Class.
B	Per share amounts have been calculated using the average shares method.
C

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

D

Please refer to the Expense Reimbursement Plan in Note 2 of the Notes to the Consolidated Financial Statements for information related to the voluntary fees waived and expenses reimbursed at the American Beacon Cayman Managed Futures Strategy Fund, Ltd.

E

Portfolio turnover is based on the lesser of long-term purchases or sales divided by the average long-term fair value during the period. The Fund did not invest in any long-term securities during the reporting period.

See accompanying notes

American Beacon AHL Managed Futures Strategy FundSM

Consolidated Financial Highlights

(For a share outstanding throughout the period)

	Y Class
	Year Ended December 31,
	2024	2023	2022		2021		2020

Net asset value, beginning of period	$9.85	$10.36	$10.43		$10.67		$10.17

Income (loss) from investment operations:
Net investment income (loss)	0.35	0.23	0.40		(0.17	)A	0.08
Net gains (losses) on investments (both realized and unrealized)	(0.15)	(0.64)	1.36		0.72		0.99

Total income (loss) from investment operations	0.20	(0.41)	1.76		0.55		1.07

Less distributions:
Dividends from net investment income	(0.05)	(0.10)	(0.51)		(0.47)		(0.34)
Distributions from net realized gains	-	-	(1.32)		(0.32)		(0.23)

Total distributions	(0.05)	(0.10)	(1.83)		(0.79)		(0.57)

Net asset value, end of period	$10.00	$9.85	$10.36		$10.43		$10.67

Total returnB	1.99%	(3.99)%	16.95%		5.04%		10.71%

Ratios and supplemental data:
Net assets, end of period	$2,317,399,884	$2,239,856,084	$2,650,349,111		$1,608,801,856		$888,669,539
Ratios to average net assets:
Expenses, before reimbursements and/or recoupmentsC	1.63%	1.60%	1.56%		1.54%		1.64%
Expenses, net of reimbursements and/or recoupmentsC	1.63%	1.60%	1.55%		1.53%		1.62%
Net investment income (loss), before expense reimbursements and/or recoupments	3.17%	3.03%	0.00	%D	(1.48)%		0.02%
Net investment income (loss), net of reimbursements and/or recoupments .	3.17%	3.03%	0.01%		(1.47)%		0.04%
Portfolio turnover rateE	-%	-%	-%		-%		-%

A	Per share amounts have been calculated using the average shares method.
B

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

C

Please refer to the Expense Reimbursement Plan in Note 2 of the Notes to the Consolidated Financial Statements for information related to the voluntary fees waived and expenses reimbursed at the American Beacon Cayman Managed Futures Strategy Fund, Ltd.

D	Amount rounds to less than 0.005%.
E

Portfolio turnover is based on the lesser of long-term purchases or sales divided by the average long-term fair value during the period. The Fund did not invest in any long-term securities during the reporting period.

See accompanying notes

American Beacon AHL Managed Futures Strategy FundSM

Consolidated Financial Highlights

(For a share outstanding throughout the period)

	Investor Class
	Year Ended December 31,
	2024	2023		2022		2021	2020

Net asset value, beginning of period	$9.72	$10.21		$10.32		$10.56	$10.07

Income (loss) from investment operations:
Net investment income (loss)	0.65	0.27	A	(0.02	)A	(0.17)	(0.04	)A
Net gains (losses) on investments (both realized and unrealized)	(0.48)	(0.70)		1.72		0.67	1.07

Total income (loss) from investment operations	0.17	(0.43)		1.70		0.50	1.03

Less distributions:
Dividends from net investment income	(0.03)	(0.06)		(0.49)		(0.42)	(0.31)
Distributions from net realized gains	-	-		(1.32)		(0.32)	(0.23)

Total distributions	(0.03)	(0.06)		(1.81)		(0.74)	(0.54)

Net asset value, end of period	$9.86	$9.72		$10.21		$10.32	$10.56

Total returnB	1.74%	(4.20)%		16.47%		4.69%	10.42%

Ratios and supplemental data:
Net assets, end of period	$68,313,579	$44,699,687		$66,007,099		$37,408,089	$31,217,881
Ratios to average net assets:
Expenses, before reimbursements and/or recoupmentsC	1.91%	1.86%		1.84%		1.93%	1.97%
Expenses, net of reimbursements and/or recoupmentsC	1.91%	1.86%		1.83%		1.92%	1.92%
Net investment income (loss), before expense reimbursements and/or recoupments	2.87%	2.74%		(0.20)%		(2.84)%	(0.44)%
Net investment income (loss), net of reimbursements and/or recoupments .	2.87%	2.74%		(0.19)%		(2.83)%	(0.39)%
Portfolio turnover rateD	-%	-%		-%		-%	-%

A	Per share amounts have been calculated using the average shares method.
B

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

C

Please refer to the Expense Reimbursement Plan in Note 2 of the Notes to the Consolidated Financial Statements for information related to the voluntary fees waived and expenses reimbursed at the American Beacon Cayman Managed Futures Strategy Fund, Ltd.

D

Portfolio turnover is based on the lesser of long-term purchases or sales divided by the average long-term fair value during the period. The Fund did not invest in any long-term securities during the reporting period.

See accompanying notes

American Beacon AHL Managed Futures Strategy FundSM

Consolidated Financial Highlights

(For a share outstanding throughout the period)

	A Class
	Year Ended December 31,
	2024	2023		2022	2021		2020

Net asset value, beginning of period	$9.73	$10.19		$10.32	$10.56		$10.08

Income (loss) from investment operations:
Net investment income (loss)	0.29	0.27	A	1.04	(0.16	)A	(0.01)
Net gains (losses) on investments (both realized and unrealized)	(0.12)	(0.70)		0.66	0.68		1.03

Total income (loss) from investment operations	0.17	(0.43)		1.70	0.52		1.02

Less distributions:
Dividends from net investment income	(0.02)	(0.03)		(0.51)	(0.44)		(0.31)
Distributions from net realized gains	-	-		(1.32)	(0.32)		(0.23)

Total distributions	(0.02)	(0.03)		(1.83)	(0.76)		(0.54)

Net asset value, end of period	$9.88	$9.73		$10.19	$10.32		$10.56

Total returnB	1.71%	(4.21)%		16.53%	4.88%		10.31%

Ratios and supplemental data:
Net assets, end of period	$88,263,305	$89,278,134		$195,971,375	$9,680,124		$4,653,583
Ratios to average net assets:
Expenses, before reimbursements and/or recoupmentsC	1.92%	1.89%		1.80%	1.82%		1.91%
Expenses, net of reimbursements and/or recoupmentsC	1.92%	1.89%		1.79%	1.81%		1.90%
Net investment income (loss), before expense reimbursements and/or recoupments	2.89%	2.70%		0.45%	(1.44)%		(0.69)%
Net investment income (loss), net of reimbursements and/or recoupments .	2.89%	2.70%		0.46%	(1.43)%		(0.68)%
Portfolio turnover rateD	-%	-%		-%	-%		-%

A	Per share amounts have been calculated using the average shares method.
B

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

C

Please refer to the Expense Reimbursement Plan in Note 2 of the Notes to the Consolidated Financial Statements for information related to the voluntary fees waived and expenses reimbursed at the American Beacon Cayman Managed Futures Strategy Fund, Ltd.

D

Portfolio turnover is based on the lesser of long-term purchases or sales divided by the average long-term fair value during the period. The Fund did not invest in any long-term securities during the reporting period.

See accompanying notes

American Beacon AHL Managed Futures Strategy FundSM

Consolidated Financial Highlights

(For a share outstanding throughout the period)

	C Class
	Year Ended December 31,
	2024	2023	2022		2021		2020

Net asset value, beginning of period	$9.34	$9.81	$10.00		$10.27		$9.82

Income (loss) from investment operations:
Net investment income (loss)	0.10	0.16	(0.09	)A	(0.33	)A	(0.11	)A
Net gains (losses) on investments (both realized and unrealized)	(0.01)	(0.63)	1.66		0.75		1.04

Total income (loss) from investment operations	0.09	(0.47)	1.57		0.42		0.93

Less distributions:
Dividends from net investment income	-	-	(0.44)		(0.37)		(0.25)
Distributions from net realized gains	-	-	(1.32)		(0.32)		(0.23)

Total distributions	-	-	(1.76)		(0.69)		(0.48)

Net asset value, end of period	$9.43	$9.34	$9.81		$10.00		$10.27

Total returnB	0.96%	(4.79)%	15.71%		4.01%		9.62%

Ratios and supplemental data:
Net assets, end of period	$26,210,867	$31,340,562	$34,906,077		$15,052,491		$9,482,185
Ratios to average net assets:
Expenses, before reimbursements and/or recoupmentsC	2.59%	2.55%	2.53%		2.55%		2.65%
Expenses, net of reimbursements and/or recoupmentsC	2.59%	2.55%	2.52%		2.54%		2.64%
Net investment income (loss), before expense reimbursements and/or recoupments	2.22%	2.09%	(0.82)%		(3.06)%		(1.07)%
Net investment income (loss), net of reimbursements and/or recoupments .	2.22%	2.09%	(0.81)%		(3.05)%		(1.06)%
Portfolio turnover rateD	-%	-%	-%		-%		-%

A	Per share amounts have been calculated using the average shares method.
B

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

C

Please refer to the Expense Reimbursement Plan in Note 2 of the Notes to the Consolidated Financial Statements for information related to the voluntary fees waived and expenses reimbursed at the American Beacon Cayman Managed Futures Strategy Fund, Ltd.

D

Portfolio turnover is based on the lesser of long-term purchases or sales divided by the average long-term fair value during the period. The Fund did not invest in any long-term securities during the reporting period.

See accompanying notes

American Beacon AHL Multi-Alternatives Fund

Consolidated Financial Highlights

(For a share outstanding throughout the period)

	Y Class
	Year Ended December 31,		August 17, 2023A to December 31,
	2024		2023

Net asset value, beginning of period	$10.20		$10.00

Income from investment operations:
Net investment income	0.30		0.08
Net gains on investments (both realized and unrealized)	0.12		0.27

Total income from investment operations	0.42		0.35

Less distributions:
Dividends from net investment income	(0.20)		(0.08)
Distributions from net realized gains	(0.25)		(0.07)

Total distributions	(0.45)		(0.15)

Net asset value, end of period	$10.17		$10.20

Total returnB	4.06%		3.51	%C

Ratios and supplemental data:
Net assets, end of period	$9,357,645		$6,800,010
Ratios to average net assets:
Expenses, before reimbursements and/or recoupmentsD	2.72	%E	3.99	%EF
Expenses, net of reimbursements and/or recoupmentsD	1.33%		1.33	%F
Net investment income, before expense reimbursements and/or recoupments	1.84	%E	0.81	%EF
Net investment income, net of reimbursements and/or recoupments	3.23%		3.47	%F
Portfolio turnover rateE	141%		83	%C

A	Commencement of operations.
B

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

C	Not annualized.
D

Please refer to the Expense Reimbursement Plan in Note 2 of the Notes to the Consolidated Financial Statements for information related to the voluntary fees waived and expenses reimbursed at the American Beacon Cayman Multi-Alternatives Company, Ltd.

E	Includes non-recurring organization and offering costs.
F	Annualized.

See accompanying notes

American Beacon AHL Multi-Alternatives Fund

Consolidated Financial Highlights

(For a share outstanding throughout the period)

	A Class
	Year Ended December 31, 2024		August 17, 2023A to December 31, 2023

Net asset value, beginning of period	$10.19		$10.00

Income from investment operations:
Net investment income	0.31		0.12
Net gains on investments (both realized and unrealized)	0.08		0.22

Total income from investment operations	0.39		0.34

Less distributions:
Dividends from net investment income	(0.20)		(0.08)
Distributions from net realized gains	(0.25)		(0.07)

Total distributions	(0.45)		(0.15)

Net asset value, end of period	$10.13		$10.19

Total returnB	3.77%		3.41	%C

Ratios and supplemental data:
Net assets, end of period	$107,328		$103,423
Ratios to average net assets:
Expenses, before reimbursements and/or recoupmentsD	3.79	%E	8.22	%EF
Expenses, net of reimbursements and/or recoupmentsD	1.56%		1.56	%F
Net investment income (loss), before expense reimbursements and/or recoupments	0.79	%E	(3.53	)%EF
Net investment income, net of reimbursements and/or recoupments	3.02%		3.13	%F
Portfolio turnover rateE	141%		83	%C

A	Commencement of operations.
B

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

C	Not annualized.
D

Please refer to the Expense Reimbursement Plan in Note 2 of the Notes to the Consolidated Financial Statements for information related to the voluntary fees waived and expenses reimbursed at the American Beacon Cayman Multi-Alternatives Company, Ltd.

E	Includes non-recurring organization and offering costs.
F	Annualized.

See accompanying notes

American Beacon AHL Multi-Alternatives Fund

Consolidated Financial Highlights

(For a share outstanding throughout the period)

	C Class
	Year Ended December 31, 2024		August 17, 2023A to December 31, 2023

Net asset value, beginning of period	$10.16		$10.00

Income from investment operations:
Net investment income	0.24		0.09
Net gains on investments (both realized and unrealized)	0.07		0.22

Total income from investment operations	0.31		0.31

Less distributions:
Dividends from net investment income	(0.19)		(0.08)
Distributions from net realized gains	(0.25)		(0.07)

Total distributions	(0.44)		(0.15)

Net asset value, end of period	$10.03		$10.16

Total returnB	3.04%		3.11	%C

Ratios and supplemental data:
Net assets, end of period	$106,227		$103,135
Ratios to average net assets:
Expenses, before reimbursements and/or recoupmentsD	4.55	%E	8.97	%EF
Expenses, net of reimbursements and/or recoupmentsD	2.31%		2.31	%F
Net investment income (loss), before expense reimbursements and/or recoupments	0.03	%E	(4.28	)%EF
Net investment income, net of reimbursements and/or recoupments	2.27%		2.38	%F
Portfolio turnover rateE	141%		83	%C

A	Commencement of operations.
B

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

C	Not annualized.
D

Please refer to the Expense Reimbursement Plan in Note 2 of the Notes to the Consolidated Financial Statements for information related to the voluntary fees waived and expenses reimbursed at the American Beacon Cayman Multi-Alternatives Company, Ltd.

E	Includes non-recurring organization and offering costs.
F	Annualized.

See accompanying notes

American Beacon AHL Multi-Alternatives Fund

Consolidated Financial Highlights

(For a share outstanding throughout the period)

	R6 Class
	Year Ended December 31,		August 17, 2023A to December 31,
	2024		2023

Net asset value, beginning of period	$10.20		$10.00

Income from investment operations:
Net investment income	0.33		0.14
Net gains on investments (both realized and unrealized)	0.10		0.21

Total income from investment operations	0.43		0.35

Less distributions:
Dividends from net investment income	(0.20)		(0.08)
Distributions from net realized gains	(0.25)		(0.07)

Total distributions	(0.45)		(0.15)

Net asset value, end of period	$10.18		$10.20

Total returnB	4.16%		3.51	%C

Ratios and supplemental data:
Net assets, end of period	$28,388,037		$20,707,713
Ratios to average net assets:
Expenses, before reimbursements and/or recoupmentsD	2.59	%E	3.83	%EF
Expenses, net of reimbursements and/or recoupmentsD	1.23%		1.23	%F
Net investment income, before expense reimbursements and/or recoupments	1.98	%E	0.86	%EF
Net investment income, net of reimbursements and/or recoupments	3.34%		3.46	%F
Portfolio turnover rateE	141%		83	%C

A	Commencement of operations.
B

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

C	Not annualized.
D

Please refer to the Expense Reimbursement Plan in Note 2 of the Notes to the Consolidated Financial Statements for information related to the voluntary fees waived and expenses reimbursed at the American Beacon Cayman Multi-Alternatives Company, Ltd.

E	Includes non-recurring organization and offering costs.
F	Annualized.

See accompanying notes

American Beacon AHL TargetRisk FundSM

Consolidated Financial Highlights

(For a share outstanding throughout the period)

	R5 ClassA
	Year Ended December 31,
	2024	2023		2022		2021	2020

Net asset value, beginning of period	$10.55	$9.64		$12.17		$12.75	$12.16

Income (loss) from investment operations:
Net investment income (loss)	0.12	0.33	B	0.13	B	0.21	(0.05)
Net gains (losses) on investments (both realized and unrealized)	0.63	1.01		(2.12)		1.53	0.74

Total income (loss) from investment operations	0.75	1.34		(1.99)		1.74	0.69

Less distributions:
Dividends from net investment income	(0.57)	(0.43)		(0.36)		(0.97)	(0.03)
Distributions from net realized gains	-	-		(0.18)		(1.35)	(0.07)

Total distributions	(0.57)	(0.43)		(0.54)		(2.32)	(0.10)

Net asset value, end of period	$10.73	$10.55		$9.64		$12.17	$12.75

Total returnC	7.13%	13.92%		(16.42)%		13.69%	5.68%

Ratios and supplemental data:
Net assets, end of period	$23,702,057	$24,839,297		$69,246,839		$116,339,052	$95,337,373
Ratios to average net assets:
Expenses, before reimbursements and/or recoupmentsD	1.11%	1.12%		1.08%		1.05%	1.08%
Expenses, net of reimbursements and/or recoupmentsD	1.04%	1.05	%E	1.05	%E	1.04%	1.04%
Net investment income (loss), before expense reimbursements and/or recoupments	3.33%	3.21%		1.14%		0.62%	(0.97)%
Net investment income (loss), net of reimbursements and/or recoupments .	3.40%	3.28%		1.17%		0.63%	(0.93)%
Portfolio turnover rate	138%	135%		277%		195%	197%

A	Prior to February 28, 2020, the R5 Class was known as Institutional Class.
B	Per share amounts have been calculated using the average shares method.
C

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

D

Please refer to the Expense Reimbursement Plan in Note 2 of the Notes to the Consolidated Financial Statements for information related to the voluntary fees waived and expenses reimbursed at the American Beacon Cayman TargetRisk Company, Ltd.

E

Includes non-operating expenses consisting of prime broker fees, dividends and interest expense from securities sold short. The Expenses, net of reimbursements, excluding non-operating expenses is 1.04% and 1.04% for the year ended December 31, 2023 and year ended December 31, 2022, respectively.

See accompanying notes

American Beacon AHL TargetRisk FundSM

Consolidated Financial Highlights

(For a share outstanding throughout the period)

	Y Class
	Year Ended December 31,
	2024	2023		2022		2021	2020

Net asset value, beginning of period	$10.55	$9.64		$12.16		$12.74	$12.16

Income (loss) from investment operations:
Net investment income (loss)	0.43	0.33	A	0.11	A	0.28	(0.05)
Net gains (losses) on investments (both realized and unrealized)	0.31	0.99		(2.11)		1.46	0.73

Total income (loss) from investment operations	0.74	1.32		(2.00)		1.74	0.68

Less distributions:
Dividends from net investment income	(0.56)	(0.41)		(0.34)		(0.97)	(0.03)
Distributions from net realized gains	-	-		(0.18)		(1.35)	(0.07)

Total distributions	(0.56)	(0.41)		(0.52)		(2.32)	(0.10)

Net asset value, end of period	$10.73	$10.55		$9.64		$12.16	$12.74

Total returnB	7.00%	13.77%		(16.45)%		13.66%	5.55%

Ratios and supplemental data:
Net assets, end of period	$240,697,355	$230,217,307		$340,103,816		$756,225,072	$665,119,502
Ratios to average net assets:
Expenses, before reimbursements and/or recoupmentsC	1.19%	1.17%		1.11%		1.07%	1.13%
Expenses, net of reimbursements and/or recoupmentsC	1.19%	1.16%		1.10%		1.07%	1.11%
Net investment income (loss), before expense reimbursements and/or recoupments	3.26%	3.25%		1.03%		0.58%	(1.18)%
Net investment income (loss), net of reimbursements and/or recoupments .	3.26%	3.26%		1.04%		0.58%	(1.16)%
Portfolio turnover rate	138%	135%		277%		195%	197%

A	Per share amounts have been calculated using the average shares method.
B

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

C

Please refer to the Expense Reimbursement Plan in Note 2 of the Notes to the Consolidated Financial Statements for information related to the voluntary fees waived and expenses reimbursed at the American Beacon Cayman TargetRisk Company, Ltd.

See accompanying notes

American Beacon AHL TargetRisk FundSM

Consolidated Financial Highlights

(For a share outstanding throughout the period)

	Investor Class
	Year Ended December 31,
	2024		2023		2022		2021	2020

Net asset value, beginning of period	$10.52		$9.61		$12.11		$12.70	$12.14

Income (loss) from investment operations:
Net investment income (loss)	0.32	A	0.30	A	0.09	A	0.21	(0.13)
Net gains (losses) on investments (both realized and unrealized)	0.38		0.99		(2.10)		1.47	0.76

Total income (loss) from investment operations	0.70		1.29		(2.01)		1.68	0.63

Less distributions:
Dividends from net investment income	(0.51)		(0.38)		(0.31)		(0.92)	-
Distributions from net realized gains	-		-		(0.18)		(1.35)	(0.07)

Total distributions	(0.51)		(0.38)		(0.49)		(2.27)	(0.07)

Net asset value, end of period	$10.71		$10.52		$9.61		$12.11	$12.70

Total returnB	6.71%		13.48%		(16.65)%		13.24%	5.18%

Ratios and supplemental data:
Net assets, end of period	$4,050,432		$7,227,795		$11,271,945		$18,344,072	$16,012,197
Ratios to average net assets:
Expenses, before reimbursements and/or recoupmentsC	1.53%		1.41%		1.41%		1.42%	1.45%
Expenses, net of reimbursements and/or recoupmentsC	1.53%		1.41%		1.41%		1.42%	1.42%
Net investment income (loss), before expense reimbursements and/or recoupments	2.88%		2.96%		0.80%		0.29%	(1.70)%
Net investment income (loss), net of reimbursements and/or recoupments	2.88%		2.96%		0.80%		0.29%	(1.67)%
Portfolio turnover rate	138%		135%		277%		195%	197%

A	Per share amounts have been calculated using the average shares method.
B

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

C

Please refer to the Expense Reimbursement Plan in Note 2 of the Notes to the Consolidated Financial Statements for information related to the voluntary fees waived and expenses reimbursed at the American Beacon Cayman TargetRisk Company, Ltd.

See accompanying notes

American Beacon AHL TargetRisk FundSM

Consolidated Financial Highlights

(For a share outstanding throughout the period)

	A Class
	Year Ended December 31,
	2024		2023		2022		2021	2020

Net asset value, beginning of period	$10.48		$9.58		$12.08		$12.68	$12.12

Income (loss) from investment operations:
Net investment income (loss)	0.19		0.29	A	0.10	A	0.25	(0.10)
Net gains (losses) on investments (both realized and unrealized)	0.50		0.98		(2.10)		1.45	0.73

Total income (loss) from investment operations	0.69		1.27		(2.00)		1.70	0.63

Less distributions:
Dividends from net investment income	(0.52)		(0.37)		(0.32)		(0.95)	0.00	B
Distributions from net realized gains	-		-		(0.18)		(1.35)	(0.07)

Total distributions	(0.52)		(0.37)		(0.50)		(2.30)	(0.07)

Net asset value, end of period	$10.65		$10.48		$9.58		$12.08	$12.68

Total returnC	6.63%		13.25%		(16.56)%		13.38%	5.19%

Ratios and supplemental data:
Net assets, end of period	$2,568,834		$2,745,472		$3,656,374		$5,381,597	$4,007,021
Ratios to average net assets:
Expenses, before reimbursements and/or recoupmentsD	1.61%		1.58%		1.33%		1.30%	1.45%
Expenses, net of reimbursements and/or recoupmentsD	1.51	%E	1.57%		1.32%		1.30%	1.44%
Net investment income (loss), before expense reimbursements and/or recoupments	2.82%		2.84%		0.89%		1.06%	(1.57)%
Net investment income (loss), net of reimbursements and/or recoupments .	2.92%		2.85%		0.90%		1.06%	(1.56)%
Portfolio turnover rate	138%		135%		277%		195%	197%

A	Per share amounts have been calculated using the average shares method.
B	Amount represents less than $0.01 per share.
C

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

D

Please refer to the Expense Reimbursement Plan in Note 2 of the Notes to the Consolidated Financial Statements for information related to the voluntary fees waived and expenses reimbursed at the American Beacon Cayman TargetRisk Company, Ltd.

E	Expense ratios may exceed stated expense caps in Note 2 due to the change in the contractual expense caps on May 1, 2024.

See accompanying notes

American Beacon AHL TargetRisk FundSM

Consolidated Financial Highlights

(For a share outstanding throughout the period)

	C Class
	Year Ended December 31,
	2024		2023		2022		2021	2020

Net asset value, beginning of period	$10.39		$9.49		$11.92		$12.55	$12.09

Income (loss) from investment operations:
Net investment income (loss)	0.25	A	0.23	A	0.01	A	(0.02)	(0.17)
Net gains (losses) on investments (both realized and unrealized)	0.36		0.96		(2.06)		1.59	0.70

Total income (loss) from investment operations	0.61		1.19		(2.05)		1.57	0.53

Less distributions:
Dividends from net investment income	(0.42)		(0.29)		(0.20)		(0.85)	-
Distributions from net realized gains	-		-		(0.18)		(1.35)	(0.07)

Total distributions	(0.42)		(0.29)		(0.38)		(2.20)	(0.07)

Net asset value, end of period	$10.58		$10.39		$9.49		$11.92	$12.55

Total returnB	5.91%		12.59%		(17.19)%		12.51%	4.37%

Ratios and supplemental data:
Net assets, end of period	$6,699,758		$8,944,023		$11,650,636		$20,623,659	$14,969,947
Ratios to average net assets:
Expenses, before reimbursements and/or recoupmentsC	2.19%		2.15%		2.10%		2.06%	2.20%
Expenses, net of reimbursements and/or recoupmentsC	2.19%		2.14%		2.09%		2.06%	2.19%
Net investment income (loss), before expense reimbursements and/or recoupments	2.28%		2.26%		0.09%		(0.15)%	(2.34)%
Net investment income (loss), net of reimbursements and/or recoupments .	2.28%		2.27%		0.10%		(0.15)%	(2.33)%
Portfolio turnover rate	138%		135%		277%		195%	197%

A	Per share amounts have been calculated using the average shares method.
B

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

C

Please refer to the Expense Reimbursement Plan in Note 2 of the Notes to the Consolidated Financial Statements for information related to the voluntary fees waived and expenses reimbursed at the American Beacon Cayman TargetRisk Company, Ltd.

See accompanying notes

American Beacon FundsSM

Affirmation of the Commodity Pool Operator

December 31, 2024 (Unaudited)

To the best of my knowledge and belief, the information contained in the attached financial statements for the American Beacon AHL Managed Futures Strategy Fund, American Beacon AHL Multi-Alternatives Fund and American Beacon AHL TargetRisk Fund for the period from January 1, 2024 to December 31, 2024, is accurate and complete.

Sonia L. Bates, Assistant Treasurer

American Beacon Advisors, Inc.

Commodity Pool Operator for the

American Beacon AHL Managed Futures Strategy Fund,

American Beacon AHL Multi-Alternatives Fund, and

American Beacon AHL TargetRisk Fund

American Beacon FundsSM

Federal Tax Information

Certain tax information regarding the Funds is required to be provided to shareholders based upon the Funds’ income and distributions for the taxable year ended December 31, 2024. The information and distributions reported herein may differ from information and distributions taxable to the shareholders for the calendar year ended December 31, 2024.

The Funds designated the following items with regard to distributions paid during the fiscal year ended December 31, 2024. All designations are based on financial information available as of this annual report and, accordingly, are subject to change. For each item, it is the intention of the Funds to designate the maximum amount permitted under the Internal Revenue Code of 1986, as amended, and the regulations there under.

Corporate Dividends-Received Deduction:

AHL Managed Futures Strategy	0.00%
AHL Multi-Alternatives	0.00%
AHL TargetRisk	0.00%

Qualified Dividend Income:

AHL Managed Futures Strategy	0.00%
AHL Multi-Alternatives	0.00%
AHL TargetRisk	0.00%

Long-Term Capital Gain Distributions:

AHL Managed Futures Strategy	$0
AHL Multi-Alternatives	$93,259
AHL TargetRisk	$0

Short-Term Capital Gain Distributions:

AHL Managed Futures Strategy	$0
AHL Multi-Alternatives	$793,107
AHL TargetRisk	$0

Shareholders received notification in January 2025 of the applicable tax information necessary to prepare their 2024 income tax returns.

Delivery of Documents

If you invest in the Fund through a financial institution, you may be able to receive the Fund’s regulatory mailings, such as the Prospectus, Annual Report, Semi-Annual Report and Financial Statement Reports, by e-mail. If you are interested in this option, please go to www.icsdelivery.com and search for your financial institution’s name or contact your financial institution directly.

You may request a paper copy of this document at no charge by contacting your financial institution. This document is also available for download at www.americanbeaconfunds.com or you can request an electronic copy by contacting your financial institution.

To obtain more information about the Fund:

By E-mail:	On the Internet:
american_beacon.funds@ambeacon.com	Visit our website at www.americanbeaconfunds.com

By Telephone: Call (800) 658-5811	By Mail: American Beacon Funds P.O. Box 219643 Kansas City, MO 64121-9643

Fund Service Providers:

CUSTODIAN State Street Bank and Trust Company Boston, Massachusetts	TRANSFER AGENT SS&C GIDS, Inc. Quincy, Massachusetts	INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM PricewaterhouseCoopers LLP Boston, Massachusetts	DISTRIBUTOR Resolute Investment Distributors, Inc. Irving, Texas

This report is prepared for shareholders of the American Beacon Funds and may be distributed to others only if preceded or accompanied by a current Prospectus or Summary Prospectus.

American Beacon Funds, American Beacon AHL Managed Futures Strategy Fund, American Beacon AHL Multi-Alternatives Fund and American Beacon AHL TargetRisk Fund are service marks of American Beacon Advisors, Inc.

AR 12/24

American Beacon®
FUNDS

2024

ANNUAL FINANCIAL STATEMENTS

December 31, 2024

MAN LARGE CAP GROWTH FUND

MAN LARGE CAP VALUE FUND

Man 1224

American Beacon Funds

Although information has been compiled from reliable sources, American Beacon Advisors, Inc. makes no representation as to the completeness or accuracy of the statements contained herein. All information is as of the end of the reporting period, unless noted otherwise, and is subject to change. Each Fund’s portfolio composition will change depending on economic and market conditions.

American Beacon Funds	December 31, 2024

Additional Fund Information	Back Cover

American Beacon FundsSM

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of American Beacon Funds and Shareholders of American Beacon Man Large Cap Growth Fund and American Beacon Man Large Cap Value Fund

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of American Beacon Man Large Cap Growth Fund and American Beacon Man Large Cap Value Fund (two of the funds constituting American Beacon Funds, hereafter collectively referred to as the “Funds”) as of December 31, 2024, the related statements of operations for the year ended December 31, 2024, the statements of changes in net assets for each of the two years in the period ended December 31, 2024, including the related notes, and the financial highlights for each of the three years in the period ended December 31, 2024 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of December 31, 2024, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended December 31, 2024 and each of the financial highlights for the three years in the period ended December 31, 2024 in conformity with accounting principles generally accepted in the United States of America.

The financial statements of the Funds as of and for the year ended December 31, 2021 and the financial highlights for each of the periods ended on or prior to December 31, 2021 (not presented herein, other than the financial highlights) were audited by other auditors whose report dated February 28, 2022 expressed an unqualified opinion on those financial statements and financial highlights.

Basis for Opinions

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2024 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

/s/PricewaterhouseCoopers LLP

Boston, Massachusetts

February 27, 2025

We have served as the auditor of one or more investment companies in the American Beacon family of funds since 2016.

1

American Beacon Man Large Cap Growth FundSM

Schedule of Investments

December 31, 2024

	Shares	Fair Value

COMMON STOCKS - 97.02%

Communication Services - 12.40%

Entertainment - 0.67%
Netflix, Inc.A	1,510	$1,345,893

Interactive Media & Services - 11.73%
Alphabet, Inc., Class A	70,200	13,288,860
Meta Platforms, Inc., Class A	14,320	8,384,503
Pinterest, Inc., Class AA	67,400	1,954,600

		23,627,963

Total Communication Services		24,973,856

Consumer Discretionary - 11.81%

Broadline Retail - 6.49%
Amazon.com, Inc.A	56,400	12,373,596
Etsy, Inc.A	13,500	714,015

		13,087,611

Hotels, Restaurants & Leisure - 3.12%
Booking Holdings, Inc.	1,265	6,285,051

Household Durables - 0.25%
TopBuild Corp.A	1,610	501,257

Textiles, Apparel & Luxury Goods - 1.95%
Lululemon Athletica, Inc.A	4,360	1,667,308
NIKE, Inc., Class B	29,700	2,247,399

		3,914,707

Total Consumer Discretionary		23,788,626

Consumer Staples - 1.91%

Consumer Staples Distribution & Retail - 1.91%
Costco Wholesale Corp.	2,510	2,299,838
Target Corp.	11,400	1,541,052

		3,840,890

Total Consumer Staples		3,840,890

Financials - 6.53%

Financial Services - 5.63%
Mastercard, Inc., Class A	16,600	8,741,062
Visa, Inc., Class A	8,200	2,591,528

		11,332,590

Insurance - 0.90%
Arch Capital Group Ltd.	19,600	1,810,060

Total Financials		13,142,650

Health Care - 13.13%

Biotechnology - 3.61%
AbbVie, Inc.	17,900	3,180,830
Exelixis, Inc.A	26,700	889,110
Incyte Corp.A	21,300	1,471,191
Regeneron Pharmaceuticals, Inc.A	2,430	1,730,962

		7,272,093

See accompanying notes

2

American Beacon Man Large Cap Growth FundSM

Schedule of Investments

December 31, 2024

	Shares	Fair Value

COMMON STOCKS - 97.02% (continued)

Health Care - 13.13% (continued)

Health Care Equipment & Supplies - 2.45%
Abbott Laboratories	4,300	$486,373
Dexcom, Inc.A	11,300	878,801
Edwards Lifesciences Corp.A	30,100	2,228,303
IDEXX Laboratories, Inc.A	3,200	1,323,008

		4,916,485

Health Care Providers & Services - 2.38%
McKesson Corp.	8,400	4,787,244

Health Care Technology - 1.43%
Veeva Systems, Inc., Class AA	13,700	2,880,425

Life Sciences Tools & Services - 0.41%
West Pharmaceutical Services, Inc.	2,550	835,278

Pharmaceuticals - 2.85%
Intra-Cellular Therapies, Inc.A	3,800	317,376
Merck & Co., Inc.	25,200	2,506,896
Zoetis, Inc.	17,900	2,916,447

		5,740,719

Total Health Care		26,432,244

Industrials - 3.24%

Building Products - 1.03%
Trane Technologies PLC	5,590	2,064,666

Electrical Equipment - 0.39%
Generac Holdings, Inc.A	5,100	790,755

Ground Transportation - 0.60%
Uber Technologies, Inc.A	20,100	1,212,432

Machinery - 1.22%
Caterpillar, Inc.	6,760	2,452,258

Total Industrials		6,520,111

Information Technology - 48.00%

Communications Equipment - 0.28%
Arista Networks, Inc.A	5,040	557,071

Electronic Equipment, Instruments & Components - 1.61%
Amphenol Corp., Class A	29,600	2,055,720
Jabil, Inc.	5,200	748,280
Keysight Technologies, Inc.A	2,800	449,764

		3,253,764

IT Services - 1.84%
EPAM Systems, Inc.A	2,600	607,932
Okta, Inc.A	16,200	1,276,560
Twilio, Inc., Class AA	16,800	1,815,744

		3,700,236

Semiconductors & Semiconductor Equipment - 17.94%
Advanced Micro Devices, Inc.A	21,700	2,621,143
Applied Materials, Inc.	19,100	3,106,233

See accompanying notes

3

American Beacon Man Large Cap Growth FundSM

Schedule of Investments

December 31, 2024

	Shares	Fair Value

COMMON STOCKS - 97.02% (continued)

Information Technology - 48.00% (continued)

Semiconductors & Semiconductor Equipment - 17.94% (continued)
Broadcom, Inc.	20,300	$4,706,352
KLA Corp.	7,500	4,725,900
Lam Research Corp.	27,600	1,993,548
NVIDIA Corp.	90,200	12,112,958
Onto Innovation, Inc.A	7,500	1,250,025
QUALCOMM, Inc.	18,600	2,857,332
Teradyne, Inc.	17,800	2,241,376
Universal Display Corp.	3,400	497,080

		36,111,947

Software - 20.95%
Adobe, Inc.A	9,200	4,091,056
ANSYS, Inc.A	4,310	1,453,892
Atlassian Corp., Class AA	11,500	2,798,870
Autodesk, Inc.A	4,600	1,359,622
Cadence Design Systems, Inc.A	7,380	2,217,395
Crowdstrike Holdings, Inc., Class AA	8,690	2,973,371
DocuSign, Inc.A	10,200	917,388
Dropbox, Inc., Class AA	9,300	279,372
Fortinet, Inc.A	55,600	5,253,088
Intuit, Inc.	4,670	2,935,095
Microsoft Corp.	24,600	10,368,900
Nutanix, Inc., Class AA	3,700	226,366
Palo Alto Networks, Inc.A	3,240	589,550
Salesforce, Inc.	11,490	3,841,452
ServiceNow, Inc.A	520	551,262
Workday, Inc., Class AA	9,000	2,322,270

		42,178,949

Technology Hardware, Storage & Peripherals - 5.38%
Apple, Inc.	38,570	9,658,700
HP, Inc.	21,700	708,071
NetApp, Inc.	4,000	464,320

		10,831,091

Total Information Technology		96,633,058

Total Common Stocks (Cost $134,828,468)		195,331,435

RIGHTS - 0.00% (Cost $4,590)

Consumer Staples - 0.00%
ABIOMED, Inc.A B C	4,500	0

SHORT-TERM INVESTMENTS - 2.88% (Cost $5,792,568)

Investment Companies - 2.88%
American Beacon U.S. Government Money Market Select Fund, 4.33%D E	5,792,568	5,792,568

TOTAL INVESTMENTS - 99.90% (Cost $140,625,626)		201,124,003
OTHER ASSETS, NET OF LIABILITIES - 0.10%		201,895

TOTAL NET ASSETS - 100.00%		$201,325,898

Percentages are stated as a percent of net assets.

A Non-income producing security.

B Security has been fair valued pursuant to the Manager’s procedures related to pricing that is not available after the close of exchange or the available price does not reflect the security’s true market value. At period end, the value of these securities amounted to $0 or 0.00% of net assets.

See accompanying notes

4

American Beacon Man Large Cap Growth FundSM

Schedule of Investments

December 31, 2024

C Value was determined using significant unobservable inputs.

D The Fund is affiliated by having the same investment advisor.

E 7-day yield.

PLC - Public Limited Company.

Long Futures Contracts Open on December 31, 2024:

Equity Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Contract Value	Unrealized Appreciation (Depreciation)
CME E-Mini S&P 500 Index Futures	20	March 2025	$6,044,306	$5,935,750	$(108,556)

			$6,044,306	$5,935,750	$(108,556)

Glossary:

Index Abbreviations:
S&P 500	Standard & Poor’s 500 Index - U.S. Equity Large-Cap Index.

Exchange Abbreviations:
CME	Chicago Mercantile Exchange.

The Fund’s investments are summarized by level based on the inputs used to determine their values. As of December 31, 2024, the investments were classified as described below:

Man Large Cap Growth Fund	Level 1	Level 2	Level 3		Total
Assets
Common Stocks	$195,331,435	$-	$-		$195,331,435
Rights	-	-	0	(1)	0 (1)
Short-Term Investments	5,792,568	-	-		5,792,568

Total Investments in Securities - Assets	$201,124,003	$-	$0	(1)	$201,124,003

Financial Derivative Instruments - Liabilities
Futures Contracts	$(108,556)	$-	$-		$(108,556)

Total Financial Derivative Instruments - Liabilities	$(108,556)	$-	$-		$(108,556)

(1)	Includes investments held in the Fund’s portfolio with $0 fair value.

U.S. GAAP requires transfers between all levels to/from level 3 be disclosed. During the year ended December 31, 2024, there were no material transfers into or out of Level 3.

See accompanying notes

5

American Beacon Man Large Cap Value FundSM

Schedule of Investments

December 31, 2024

	Shares	Fair Value

COMMON STOCKS - 97.37%

Communication Services - 2.31%

Entertainment - 0.99%
Electronic Arts, Inc.	16,200	$2,370,060

Media - 1.32%
Comcast Corp., Class A	70,700	2,653,371
New York Times Co., Class A	9,700	504,885

		3,158,256

Total Communication Services		5,528,316

Consumer Discretionary - 4.50%

Automobile Components - 0.68%
BorgWarner, Inc.	51,100	1,624,469

Broadline Retail - 2.11%
eBay, Inc.	81,500	5,048,925

Hotels, Restaurants & Leisure - 0.27%
Expedia Group, Inc.A	3,500	652,155

Household Durables - 1.13%
Toll Brothers, Inc.	21,600	2,720,520

Textiles, Apparel & Luxury Goods - 0.31%
NIKE, Inc., Class B	9,700	733,999

Total Consumer Discretionary		10,780,068

Consumer Staples - 4.32%

Beverages - 0.17%
Coca-Cola Consolidated, Inc.	330	415,797

Consumer Staples Distribution & Retail - 1.65%
Walmart, Inc.	43,700	3,948,295

Food Products - 2.50%
Archer-Daniels-Midland Co.	46,200	2,334,024
Bunge Global SA	4,300	334,368
Ingredion, Inc.	14,800	2,035,888
Tyson Foods, Inc., Class A	22,500	1,292,400

		5,996,680

Total Consumer Staples		10,360,772

Energy - 4.17%

Energy Equipment & Services - 0.56%
Baker Hughes Co.	32,600	1,337,252

Oil, Gas & Consumable Fuels - 3.61%
Coterra Energy, Inc.	68,900	1,759,706
Expand Energy Corp.B	34,300	3,414,565
HF Sinclair Corp.	35,000	1,226,750
Valero Energy Corp.	18,500	2,267,915

		8,668,936

Total Energy		10,006,188

See accompanying notes

6

American Beacon Man Large Cap Value FundSM

Schedule of Investments

December 31, 2024

	Shares	Fair Value

COMMON STOCKS - 97.37% (continued)

Financials - 26.39%

Banks - 5.19%
Citigroup, Inc.	23,700	$1,668,243
Citizens Financial Group, Inc.	84,100	3,680,216
JPMorgan Chase & Co.	29,500	7,071,445

		12,419,904

Capital Markets - 2.61%
Affiliated Managers Group, Inc.	3,700	684,204
Cboe Global Markets, Inc.	9,100	1,778,140
State Street Corp.	38,600	3,788,590

		6,250,934

Consumer Finance - 7.32%
Ally Financial, Inc.	110,700	3,986,307
Capital One Financial Corp.	29,200	5,206,944
Synchrony Financial	128,800	8,372,000

		17,565,251

Financial Services - 2.42%
Berkshire Hathaway, Inc., Class BA	6,370	2,887,394
PayPal Holdings, Inc.A	34,100	2,910,435

		5,797,829

Insurance - 8.85%
Allstate Corp.	15,790	3,044,154
Arch Capital Group Ltd.	31,700	2,927,495
Cincinnati Financial Corp.	8,500	1,221,450
Everest Group Ltd.	5,640	2,044,274
Hartford Financial Services Group, Inc.	22,300	2,439,620
Markel Group, Inc.A	391	674,956
MetLife, Inc.	62,100	5,084,748
Principal Financial Group, Inc.	26,300	2,035,883
Progressive Corp.	7,300	1,749,153

		21,221,733

Total Financials		63,255,651

Health Care - 23.66%

Biotechnology - 8.59%
AbbVie, Inc.	23,400	4,158,180
Biogen, Inc.A	15,500	2,370,260
Exelixis, Inc.A	79,100	2,634,030
Gilead Sciences, Inc.	47,700	4,406,049
Incyte Corp.A	33,100	2,286,217
Regeneron Pharmaceuticals, Inc.A	3,330	2,372,059
United Therapeutics Corp.A	3,790	1,337,264
Vertex Pharmaceuticals, Inc.A	2,550	1,026,885

		20,590,944

Health Care Equipment & Supplies - 5.15%
Abbott Laboratories	28,100	3,178,391
Edwards Lifesciences Corp.A	39,300	2,909,379
Hologic, Inc.A	33,600	2,422,224
Medtronic PLC	42,600	3,402,888
Teleflex, Inc.	2,500	444,950

		12,357,832

See accompanying notes

7

American Beacon Man Large Cap Value FundSM

Schedule of Investments

December 31, 2024

	Shares	Fair Value

COMMON STOCKS - 97.37% (continued)

Health Care - 23.66% (continued)

Health Care Providers & Services - 3.80%
Cardinal Health, Inc.	26,500	$3,134,155
Cigna Group	2,510	693,111
Elevance Health, Inc.	6,140	2,265,046
McKesson Corp.	5,310	3,026,222

		9,118,534

Life Sciences Tools & Services - 1.22%
Agilent Technologies, Inc.	19,400	2,606,196
Qiagen NVA	7,100	316,163

		2,922,359

Pharmaceuticals - 4.90%
Bristol-Myers Squibb Co.	77,200	4,366,432
Jazz Pharmaceuticals PLCA	8,900	1,096,035
Johnson & Johnson	32,000	4,627,840
Merck & Co., Inc.	10,600	1,054,488
Pfizer, Inc.	22,300	591,619

		11,736,414

Total Health Care		56,726,083

Industrials - 11.94%

Aerospace & Defense - 2.83%
RTX Corp.	58,700	6,792,764

Building Products - 4.02%
A.O. Smith Corp.	17,400	1,186,854
Builders FirstSource, Inc.A	33,500	4,788,155
Masco Corp.	11,600	841,812
Owens Corning	10,400	1,771,328
Trane Technologies PLC	2,780	1,026,793

		9,614,942

Construction & Engineering - 1.09%
AECOM	9,000	961,380
EMCOR Group, Inc.	3,650	1,656,735

		2,618,115

Machinery - 3.14%
Cummins, Inc.	9,370	3,266,382
Donaldson Co., Inc.	6,200	417,570
Graco, Inc.	21,100	1,778,519
IDEX Corp.	6,600	1,381,314
ITT, Inc.	4,800	685,824

		7,529,609

Professional Services - 0.86%
FTI Consulting, Inc.A	3,400	649,842
Jacobs Solutions, Inc.	5,500	734,910
Leidos Holdings, Inc.	4,700	677,082

		2,061,834

Total Industrials		28,617,264

Information Technology - 15.48%

Communications Equipment - 3.02%
Cisco Systems, Inc.	111,300	6,588,960
Motorola Solutions, Inc.	1,410	651,744

		7,240,704

See accompanying notes

8

American Beacon Man Large Cap Value FundSM

Schedule of Investments

December 31, 2024

	Shares	Fair Value

COMMON STOCKS - 97.37% (continued)

Information Technology - 15.48% (continued)

Electronic Equipment, Instruments & Components - 1.92%
Amphenol Corp., Class A	3,700	$256,965
Keysight Technologies, Inc.A	14,800	2,377,324
TD SYNNEX Corp.	16,800	1,970,304

		4,604,593

IT Services - 1.02%
Amdocs Ltd.	21,100	1,796,454
Twilio, Inc., Class AA	6,000	648,480

		2,444,934

Semiconductors & Semiconductor Equipment - 2.96%
Applied Materials, Inc.	20,600	3,350,178
Intel Corp.	39,300	787,965
Qorvo, Inc.A	5,800	405,594
QUALCOMM, Inc.	6,200	952,444
Skyworks Solutions, Inc.	17,900	1,587,372

		7,083,553

Software - 5.20%
ANSYS, Inc.A	7,150	2,411,910
Dolby Laboratories, Inc., Class A	18,700	1,460,470
Dropbox, Inc., Class AA	58,500	1,757,340
Salesforce, Inc.	20,500	6,853,765

		12,483,485

Technology Hardware, Storage & Peripherals - 1.36%
HP, Inc.	93,400	3,047,642
NetApp, Inc.	1,800	208,944

		3,256,586

Total Information Technology		37,113,855

Materials - 3.89%

Metals & Mining - 3.89%
Newmont Corp.	55,800	2,076,876
Nucor Corp.	25,200	2,941,092
Royal Gold, Inc.	4,600	606,510
Steel Dynamics, Inc.	32,400	3,695,868

		9,320,346

Total Materials		9,320,346

Utilities - 0.71%

Electric Utilities - 0.71%
Xcel Energy, Inc.	25,241	1,704,272

Total Common Stocks (Cost $197,490,540)		233,412,815

FOREIGN COMMON STOCKS - 0.43% (Cost $799,214)

Financials - 0.43%

Insurance - 0.43%
RenaissanceRe Holdings Ltd.	4,100	1,020,121

See accompanying notes

9

American Beacon Man Large Cap Value FundSM

Schedule of Investments

December 31, 2024

	Shares	Fair Value

SHORT-TERM INVESTMENTS - 2.25% (Cost $5,395,636)

Investment Companies - 2.25%
American Beacon U.S. Government Money Market Select Fund, 4.33%C D	5,395,636	$5,395,636

TOTAL INVESTMENTS - 100.05% (Cost $203,685,390)		239,828,572
LIABILITIES, NET OF OTHER ASSETS - (0.05)%		(117,205)

TOTAL NET ASSETS - 100.00%		$239,711,367

Percentages are stated as a percent of net assets.

A Non-income producing security.

B All or a portion of this security is on loan, collateralized by either cash and/or U.S. Treasuries at December 31, 2024 (Note 9).

C The Fund is affiliated by having the same investment advisor.

D 7-day yield.

PLC - Public Limited Company.

Long Futures Contracts Open on December 31, 2024:

Equity Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Contract Value	Unrealized Appreciation (Depreciation)
CME E-Mini S&P 500 Index Futures	19	March 2025	$5,703,602	$5,638,963	$(64,639)

			$5,703,602	$5,638,963	$(64,639)

Glossary:

Index Abbreviations:
S&P 500	Standard & Poor’s 500 Index - U.S. Equity Large-Cap Index.

Exchange Abbreviations:
CME	Chicago Mercantile Exchange.

The Fund’s investments are summarized by level based on the inputs used to determine their values. As of December 31, 2024, the investments were classified as described below:

Man Large Cap Value Fund	Level 1	Level 2	Level 3	Total
Assets
Common Stocks	$233,412,815	$-	$-	$233,412,815
Foreign Common Stocks	1,020,121	-	-	1,020,121
Short-Term Investments	5,395,636	-	-	5,395,636

Total Investments in Securities - Assets	$239,828,572	$-	$-	$239,828,572

Financial Derivative Instruments - Liabilities
Futures Contracts	$(64,639)	$-	$-	$(64,639)

Total Financial Derivative Instruments - Liabilities	$(64,639)	$-	$-	$(64,639)

U.S. GAAP requires transfers between all levels to/from level 3 be disclosed. During the year ended December 31, 2024, there were no transfers into or out of Level 3.

See accompanying notes

10

American Beacon FundsSM

Statements of Assets and Liabilities

December 31, 2024

	Man Large Cap Growth Fund	Man Large Cap Value Fund
Assets:
Investments in unaffiliated securities, at fair value† §	$195,331,435	$234,432,936
Investments in affiliated securities, at fair value‡	5,792,568	5,395,636
Cash	4,696	2,335
Cash collateral held at broker for futures contracts	353,000	370,000
Dividends and interest receivable	81,340	193,309
Deposits with broker for futures contracts	84,130	41,314
Receivable for fund shares sold	17,542	32,457
Receivable for expense reimbursement (Note 2)	10,355	-
Prepaid expenses	24,653	14,901

Total assets	201,699,719	240,482,888

Liabilities:
Payable for fund shares redeemed	25,405	361,656
Management and sub-advisory fees payable (Note 2)	95,107	121,662
Service fees payable (Note 2)	29,281	29,917
Transfer agent fees payable (Note 2)	10,041	15,287
Custody and fund accounting fees payable	12,843	16,174
Professional fees payable	65,712	69,430
Registration fees payable	-	25,859
Trustee fees payable (Note 2)	82	77
Payable for prospectus and shareholder reports	20,542	41,049
Payable for variation margin from open futures contracts (Note 5)	108,501	64,636
Other liabilities	6,307	25,774

Total liabilities	373,821	771,521

Commitments and contingent liabilities (Note 2)

Net assets	$201,325,898	$239,711,367

See accompanying notes

11

American Beacon FundsSM

Statements of Assets and Liabilities

December 31, 2024

	Man Large Cap Growth Fund	Man Large Cap Value Fund
Analysis of net assets:
Paid-in-capital	$139,601,466	$202,700,081
Total distributable earnings (deficits)A	61,724,432	37,011,286

Net assets	$201,325,898	$239,711,367

Shares outstanding at no par value (unlimited shares authorized):
R5 Class	2,669,069	3,483,759

Y Class	193,589	3,495,630

Investor Class	2,860,443	2,110,143

A Class	71,246	1,063,768

C Class	28,061	338,335

R6 Class	373,149	88,226

Net assets:
R5 Class	$88,492,829	$79,563,790

Y Class	$6,357,762	$79,350,343

Investor Class	$90,941,583	$47,734,675

A Class	$2,281,303	$23,827,119

C Class	$801,704	$7,218,739

R6 Class	$12,450,717	$2,016,701

Net asset value, offering and redemption price per share:
R5 Class	$33.15	$22.84

Y Class	$32.84	$22.70

Investor Class	$31.79	$22.62

A Class	$32.02	$22.40

A Class (offering price)	$33.97	$23.77

C Class	$28.57	$21.34

R6 Class	$33.37	$22.86

† Cost of investments in unaffiliated securities	$134,833,058	$198,289,754
‡ Cost of investments in affiliated securities	$5,792,568	$5,395,636
§ Fair value of securities on loan	$-	$3,243,837

A The Fund’s investments in affiliated securities did not have unrealized appreciation (depreciation) at year end.

See accompanying notes

12

American Beacon FundsSM

Statements of Operations

For the year ended December 31, 2024

	Man Large Cap Growth Fund	Man Large Cap Value Fund
Investment income:
Dividend income from unaffiliated securities	$1,332,253	$4,833,689
Dividend income from affiliated securities (Note 2)	202,715	293,174
Interest income	9,019	13,050
Income derived from securities lending (Note 9)	8	2,935

Total investment income	1,543,995	5,142,848

Expenses:
Management and sub-advisory fees (Note 2)	1,222,218	1,736,726
Transfer agent fees (Note 2):
R5 Class	48,079	17,717
Y Class	5,833	94,861
Investor Class	10,390	5,222
A Class	267	1,931
C Class	217	1,149
R6 Class	952	1,454
Custody and fund accounting fees	60,618	66,738
Professional fees	143,869	156,686
Registration fees and expenses	92,406	93,124
Service fees (Note 2):
Investor Class	316,856	206,048
A Class	1,615	31,576
C Class	989	11,874
Distribution fees (Note 2):
A Class	5,441	56,321
C Class	10,620	117,941
Prospectus and shareholder report expenses	37,353	58,198
Trustee fees (Note 2)	19,455	27,423
Line of credit interest expense (Note 10)	2,423	3,641
Other expenses	41,080	40,310

Total expenses	2,020,681	2,728,940

Net fees waived and expenses (reimbursed) (Note 2)	(126,361)	-

Net expenses	1,894,320	2,728,940

Net investment income (loss)	(350,325)	2,413,908

Realized and unrealized gain (loss) from investments:
Net realized gain from:
Investments in unaffiliated securitiesA	28,852,664	38,972,221
Futures contracts	638,763	1,048,222
Change in net unrealized appreciation (depreciation) of:
Investments in unaffiliated securitiesB	12,953,066	(598,828)
Futures contracts	(232,925)	(58,570)

Net gain from investments	42,211,568	39,363,045

Net increase in net assets resulting from operations	$41,861,243	$41,776,953

A The Fund did not recognize net realized gains (losses) from the sale of investments in affiliated securities.
B The Fund’s investments in affiliated securities did not have a change in unrealized appreciation (depreciation) at year end.

See accompanying notes

13

American Beacon FundsSM

Statements of Changes in Net Assets

	Man Large Cap Growth Fund		Man Large Cap Value Fund
	Year Ended December 31, 2024	Year Ended December 31, 2023	Year Ended December 31, 2024	Year Ended December 31, 2023
Increase (decrease) in net assets:
Operations:
Net investment income (loss)	$(350,325)	$4,645	$2,413,908	$5,813,582
Net realized gain from investments in unaffiliated securities and futures contracts	29,491,427	832,726	40,020,443	12,857,546
Change in net unrealized appreciation (depreciation) of investments in unaffiliated securities and futures contracts	12,720,141	44,492,545	(657,398)	18,142,808

Net increase in net assets resulting from operations	41,861,243	45,329,916	41,776,953	36,813,936

Distributions to shareholders:
Total retained earnings:
R5 Class	(11,698,459)	(632,467)	(12,355,548)	(9,688,208)
Y Class	(825,395)	(27,715)	(12,570,382)	(10,182,440)
Investor Class	(12,140,088)	(479,218)	(7,339,841)	(5,917,631)
A Class	(324,044)	(10,717)	(3,689,160)	(1,966,189)
C Class	(118,688)	(5,332)	(1,099,467)	(1,741,090)
R6 Class	(1,593,816)	(85,097)	(305,029)	(2,527,979)

Net distributions to shareholders	(26,700,490)	(1,240,546)	(37,359,427)	(32,023,537)

Capital share transactions (Note 11):
Proceeds from sales of shares	7,674,494	9,593,850	24,047,441	25,220,292
Reinvestment of dividends and distributions	26,577,671	1,233,759	36,346,436	31,199,112
Cost of shares redeemed	(32,392,525)	(19,304,434)	(119,318,770)	(244,327,427)

Net increase (decrease) in net assets from capital share transactions	1,859,640	(8,476,825)	(58,924,893)	(187,908,023)

Net increase (decrease) in net assets	17,020,393	35,612,545	(54,507,367)	(183,117,624)

Net assets:
Beginning of year	184,305,505	148,692,960	294,218,734	477,336,358

End of year	$201,325,898	$184,305,505	$239,711,367	$294,218,734

See accompanying notes

14

American Beacon FundsSM

Notes to Financial Statements

December 31, 2024

1.  Organization and Significant Accounting Policies

American Beacon Funds (the “Trust”) is organized as a Massachusetts business trust. The Funds, each a series within the Trust, are registered under the Investment Company Act of 1940, as amended (the “Act”), as diversified, open-end management investment companies. As of December 31, 2024, the Trust consists of twenty-six active series, two of which are presented in this filing: American Beacon Man Large Cap Growth Fund and American Beacon Man Large Cap Value Fund (collectively, the “Funds” and each individually a “Fund”). The remaining twenty-four active series are reported in separate filings. Prior to May 1, 2024, the American Beacon Man Large Cap Growth Fund and American Beacon Man Large Cap Value Fund were known as American Beacon Bridgeway Large Cap Growth Fund and American Beacon Bridgeway Large Cap Value Fund, respectively.

American Beacon Advisors, Inc. (the “Manager”) is a Delaware corporation and a wholly-owned subsidiary of Resolute Investment Managers, Inc. (“RIM”) organized in 1986 to provide business management, advisory, administrative, and asset management consulting services to the Trust and other investors. The Manager is registered as an investment advisor under the Investment Advisers Act of 1940, as amended (the “Advisers Act”). The Manager is an indirect wholly-owned subsidiary of Resolute Topco, Inc. (“Topco”), which is owned primarily by various institutional investment funds that are managed by financial institutions and other investment advisory firms. No owner of Topco owns 25% or more of the outstanding equity or voting interests of Topco.

Recently Adopted Accounting Pronouncements

In March 2020, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2020-04, Reference Rate Reform (Topic 848); Facilitation of the Effects of Reference Rate Reform on Financial Reporting, which provides optional guidance for a limited period of time to ease the potential burden in accounting for (or recognizing the effects of) reference rate reform. The guidance is applicable to contracts referencing London Inter-bank Offered Rate (“LIBOR”) or another reference rate that is expected to be discontinued due to reference rate reform. The ASU is effective as of March 12, 2020 and generally can be applied through December 31, 2022. In December 2022, the FASB issued ASU No. 2022-06 Reference Rate Reform (Topic 848): Deferral of the Sunset Date of Topic 848 which updates and clarifies ASU No. 2020-04. The amendments in this ASU defer the sunset date of Topic 848 from December 31, 2022, to December 31, 2024. Management expects these ASUs will not have a material impact on the Funds’ financial statements.

In June 2022, the FASB issued ASU No. 2022-03, Fair Value Measurement (Topic 820); Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions, which provides clarifying guidance that a contractual restriction on the sale of an equity security is not considered part of the unit of account of the equity security and, therefore, is not considered in measuring fair value. The ASU is effective for fiscal years beginning after December 15, 2023, and interim periods within those fiscal years. Management has concluded that the ASU will not have a material impact on the Funds’ financial statements.

In this reporting period, the Funds adopted FASB ASU No. 2023-07, Segment Reporting (Topic 280); – Improvements to Reportable Segment Disclosures. Adoption of the new standard impacted financial statement disclosures only and did not affect the Funds’ financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The President of the American Beacon Funds acts as the Funds’ CODM. The Funds represent a single operating segment, as the CODM monitors the operating results of the Funds as a whole and the Funds’ long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Funds’ portfolio managers as a team. The financial information in the form of the Funds’ portfolio composition, total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, subscriptions and redemptions), which are used by the CODM to assess the segment’s performance versus the

15

American Beacon FundsSM

Notes to Financial Statements

December 31, 2024

Funds’ comparative benchmarks and to make resource allocation decisions for the Funds’ single segment, is consistent with that presented within the Funds’ financial statements. Segment assets are reflected on the accompanying statements of assets and liabilities as “total assets” and significant segment expenses are listed on the accompanying statements of operations.

Class Disclosure

Each Fund has multiple classes of shares designed to meet the needs of different groups of investors; however, not all of the Funds offer all classes. The following table sets forth the differences amongst the classes:

Class	Eligible Investors	Minimum Initial Investments
R5 Class	Large institutional investors - sold directly or through intermediary channels.	$250,000

Y Class	Large institutional retirement plan investors - sold directly or through intermediary channels.	$100,000

Investor Class	All investors using intermediary organizations, such as broker-dealers or retirement plan sponsors.	$2,500

A Class	All investors who invest through intermediary organizations, such as broker-dealers or third party administrator. Retail investors who invest directly through a financial intermediary such as a broker, bank, or registered investment advisor which may include a front-end sales charge and a contingent deferred sales charge (“CDSC”).	$2,500

C Class	Retail investors who invest directly through a financial intermediary, such as a broker or through employee directed benefit plans with applicable sales charges which may include CDSC.	$1,000

R6 Class	Large institutional retirement plan investors - sold through retirement plan sponsors.	None

Each class offered by the Trust has equal rights as to assets and voting privileges. Income and non-class specific expenses are allocated daily to each class based on the relative net assets. Realized and unrealized capital gains and losses of each class are allocated daily based on the relative net assets of each class of the respective Fund. Class specific expenses, where applicable, currently include service, distribution, transfer agent fees, and sub-transfer agent fees that vary amongst the classes as described more fully in Note 2.

Significant Accounting Policies

The following is a summary of significant accounting policies, consistently followed by the Funds in preparation of the financial statements. The Funds are considered investment companies and accordingly, follow the investment company accounting and reporting guidance of the FASB Accounting Standards Codification Topic 946, Financial Services – Investment Companies, a part of Generally Accepted Accounting Principles (“U.S. GAAP”).

Security Transactions and Investment Income

Security transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled beyond a standard settlement period for the security after the trade date.

Dividend income, net of foreign taxes, is recorded on the ex-dividend date, except certain dividends from foreign securities which are recorded as soon as the information is available to the Funds. Interest income, net of foreign taxes, is earned from settlement date, recorded on the accrual basis, and adjusted, if necessary, for accretion of discounts and amortization of premiums. Realized gains (losses) from securities sold are determined based on specific lot identification.

Distributions to Shareholders

The Funds distribute most or all of their net earnings and realized gains, if any, each taxable year in the form of dividends from net investment income and distributions of realized net capital gains and net gains from

16

American Beacon FundsSM

Notes to Financial Statements

December 31, 2024

foreign currency transactions on an annual basis. The Funds do not have a fixed dividend rate and do not guarantee that they will pay any distributions in any particular period. Dividends to shareholders are determined in accordance with federal income tax regulations, which may differ in amount and character from net investment income and realized gains recognized for purposes of U.S. GAAP. To the extent necessary to fully distribute capital gains, the Funds may designate earnings and profits distributed to shareholders on the redemption of shares.

Commission Recapture

The Funds have established brokerage commission recapture arrangements with certain brokers or dealers. If the Funds’ investment advisor chooses to execute a transaction through a participating broker, the broker rebates a portion of the commission back to the Funds. Any collateral benefit received through participation in the commission recapture program is directed exclusively to the Funds. This amount is reported with the net realized gain (loss) in the Funds’ Statements of Operations, if applicable.

Allocation of Income, Trust Expenses, Gains, and Losses

Investment income and realized and unrealized gains and losses from investments of the Funds are allocated daily to each class of shares based upon the relative proportion of net assets of each class to the total net assets of the Funds. Expenses directly charged or attributable to a Fund will be paid from the assets of a Fund. Generally, expenses of the Trust will be allocated among and charged to the assets of the Funds on a basis that the Trust’s Board deems fair and equitable, which may be based on the relative net assets of the Funds or nature of the services performed and relative applicability to the Funds.

Use of Estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results may differ from those estimated.

Other

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In the normal course of business, the Trust enters into contracts that provide indemnification to the other party or parties against potential costs or liabilities. The Trust’s maximum exposure under these arrangements is dependent on claims that may be made in the future and, therefore, cannot be estimated. The Trust has had no prior claims or losses pursuant to any such agreement.

2.  Transactions with Affiliates

Management and Investment Sub-Advisory Agreements

The Funds and the Manager are parties to a Management Agreement that obligates the Manager to provide the Funds with investment advisory and administrative services. As compensation for performing the duties under the Management Agreement, the Manager will receive an annualized management fee based on a percentage of each Fund’s average daily net assets that is calculated and accrued daily according to the following schedule:

First $ 5 billion	0.35%
Next $5 billion	0.325%
Next $10 billion	0.30%
Over $20 billion	0.275%

The Board of the Trust, at the recommendation of the Manager, approved; (i) the termination of the investment advisory agreement among the Manager, Bridgeway Capital Management, LLC and the Trust, on behalf

17

American Beacon FundsSM

Notes to Financial Statements

December 31, 2024

of the American Beacon Man Large Cap Growth Fund (formerly known as American Beacon Bridgeway Large Cap Growth Fund) and the American Beacon Man Large Cap Value Fund (formerly known as American Beacon Bridgeway Large Cap Value Fund), effective April 30, 2024, and (ii) a new investment advisory agreement among the Manager, Numeric Investors LLC (an indirect wholly-owned subsidiary of Man Group plc), and the Trust on behalf of the Funds effective May 1, 2024.

The Trust, on behalf of the Funds, and the Manager have entered into an Investment Advisory Agreement with Numeric Investors LLC (the “Sub-Advisor”) pursuant to which each Fund has agreed to pay an annualized sub-advisory fee that is calculated and accrued daily based on each Fund’s average daily net assets according to the following schedule:

Bridgeway Capital Management, LLC

First $250 million	0.40%
Next $250 million	0.35%
Over $500 million	0.30%

Numeric Investors LLC

First $600 million	0.20%
Next $600 million to $1 billion	0.18%
Over $1 billion	0.15%

The Management and Sub-Advisory Fees paid by the Funds for the year ended December 31, 2024 were as follows:

Man Large Cap Growth Fund

	Effective Fee Rate	Amount of Fees Paid
Management Fees	0.35%	$697,916
Sub-Advisory Fees	0.26%	524,302

Total	0.61%	$1,222,218

Man Large Cap Value Fund

	Effective Fee Rate	Amount of Fees Paid
Management Fees	0.35%	$962,132
Sub-Advisory Fees	0.28%	774,594

Total	0.63%	$1,736,726

As compensation for services provided by the Manager in connection with securities lending activities conducted by a Fund, the lending Fund pays to the Manager, with respect to cash collateral posted by borrowers, a fee of 10% of the net monthly investment income (the income earned in the form of interest, dividends and realized capital gains from the investment of cash collateral, plus any negative rebate fees paid by borrowers, less the rebate amount paid to borrowers as well as related expenses) and, with respect to collateral other than cash, a fee up to 10% of loan fees and demand premiums paid by borrowers. These fees are included in “Income derived from securities lending” and “Management and sub-advisory fees” on the Statements of Operations. During the year ended December 31, 2024, the Manager received securities lending fees of $1 and $152 for the securities lending activities of the Man Large Cap Growth Fund and Man Large Cap Value Fund, respectively.

18

American Beacon FundsSM

Notes to Financial Statements

December 31, 2024

Distribution Plans

Separate Distribution Plans (the “Distribution Plans”) have been adopted pursuant to Rule 12b-1 under the Act for the A and C Classes of the Funds. Under the Distribution Plans, as compensation for distribution and shareholder servicing assistance, the Manager receives an annual fee of 0.25% of the average daily net assets of the A Class and 1.00% of the average daily net assets of the C Class. The fee will be payable without regard to whether the amount of the fee is more or less than the actual expenses incurred in a particular month by the Manager for distribution assistance.

Service Plans

The Manager and the Trust entered into Service Plans that obligate the Manager to oversee additional shareholder servicing of the Investor, A, and C Classes of the Funds. As compensation for performing the duties required under the Service Plans, the Manager receives an annualized fee up to 0.25% of the average daily net assets of the A and C Classes and up to 0.375% of the average daily net assets of the Investor Class of the Funds.

Sub-Transfer Agent Fees

The Manager has entered into agreements, which include servicing agreements, with financial intermediaries that provide recordkeeping, processing, shareholder communications and other services to customers of the intermediaries that hold positions in the R5 and Y Classes of the Funds and has agreed to compensate the intermediaries for providing these services. Intermediaries transact with the Funds primarily through the use of omnibus accounts on behalf of their customers who hold positions in the Funds. Certain services would have been provided by the Funds’ transfer agent and other service providers if the shareholders’ accounts were maintained directly by the Funds’ transfer agent. Accordingly, the Funds, pursuant to Board approval, have agreed to reimburse the Manager for certain non-distribution shareholder services provided by financial intermediaries for the R5 and Y Classes. The reimbursement amounts (sub-transfer agent fees) paid to the Manager are subject to a fee limit of up to 0.10% of an intermediary’s average net assets in the R5 and Y Classes on an annual basis. During the year ended December 31, 2024, the sub-transfer agent fees, as reflected in “Transfer agent fees” on the Statements of Operations, were as follows:

Fund	Sub-Transfer Agent Fees
Man Large Cap Growth	$37,496
Man Large Cap Value	95,288

As of December 31, 2024, the Funds owed the Manager the following reimbursement of sub-transfer agent fees, as reflected in “Transfer agent fees payable” on the Statements of Assets and Liabilities:

Fund	Reimbursement Sub-Transfer Agent Fees
Man Large Cap Growth	$3,309
Man Large Cap Value	8,565

19

American Beacon FundsSM

Notes to Financial Statements

December 31, 2024

Investments in Affiliated Funds

The Funds may invest in the American Beacon U.S. Government Money Market Select Fund (the “USG Select Fund”). Cash collateral received by the Funds in connection with securities lending may also be invested in the USG Select Fund. The Funds listed below held the following shares with a December 31, 2024 fair value and dividend income earned from the investment in the USG Select Fund.

Affiliated Security	Type of Transaction	Fund	December 31, 2024 Shares/Principal	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Dividend Income	December 31, 2024 Fair Value
U.S. Government Money Market Select	Direct	Man Large Cap Growth	$5,792,568	$-	$-	$202,715	$5,792,568
U.S. Government Money Market Select	Direct	Man Large Cap Value	5,395,636	-	-	293,174	5,395,636

The Funds and the USG Select Fund have the same investment advisor and therefore, are considered to be affiliated. The Manager serves as investment advisor to the USG Select Fund and receives management fees and administrative fees totaling 0.10% of the average daily net assets of the USG Select Fund. During the year ended December 31, 2024, the Manager earned fees on the Funds’ direct investments and securities lending collateral investments in the USG Select Fund as shown below:

Fund	Direct Investments in USG Select Fund
Man Large Cap Growth	$4,009
Man Large Cap Value	5,779

Interfund Credit Facility

Pursuant to an exemptive order issued by the U.S. Securities and Exchange Commission (“SEC”), the Funds, along with other registered investment companies having management contracts with the Manager, may participate in a credit facility whereby each fund, under certain conditions, is permitted to lend money directly to and borrow directly from other participating funds for temporary purposes. The interfund credit facility is advantageous to the funds because it provides added liquidity and eliminates the need to maintain higher cash balances to meet redemptions. This situation could arise when shareholder redemptions exceed anticipated volumes and certain funds have insufficient cash on hand to satisfy such redemptions or when sales of securities do not settle as expected, resulting in a cash shortfall for a fund. The credit facility provides a source of immediate, short-term liquidity pending settlement of the sale of portfolio securities. The credit facility is administered by a credit facility team consisting of professionals from the Manager’s asset management, compliance, and accounting areas who report the activities of the credit facility to the Board. During the year ended December 31, 2024, the Funds did not utilize the credit facility.

20

American Beacon FundsSM

Notes to Financial Statements

December 31, 2024

Expense Reimbursement Plan

The Manager contractually agreed to reduce fees and/or reimburse expenses for the classes of the Funds, through December 31, 2025, to the extent that total operating expenses (excluding taxes, interest, brokerage commissions, acquired fund fees and expenses, securities lending fees, expenses associated with securities sold short, litigation, and other extraordinary expenses) exceed the Funds’ expense cap. During the year ended December 31, 2024, the Manager waived and/or reimbursed expenses as follows:

		Expense Cap					Expiration of Reimbursed Expenses
Fund	Class	1/1/2024 - 4/30/2024	5/1/2024 - 12/31/2024	Reimbursed Expenses	(Recouped) Expenses
Man Large Cap Growth	R5	0.80%	0.80%	$58,606	$(4,890	)*	2027
Man Large Cap Growth	Y	0.83%	0.83%	4,497	(49	)*	2027
Man Large Cap Growth	Investor	1.12%	1.12%	54,615	(5,979	)*	2027
Man Large Cap Growth	A	1.09%	1.09%	1,277	(160	)*	2027
Man Large Cap Growth	C	1.83%	1.83%	992	-		2027
Man Large Cap Growth	R6	0.77%	0.77%	6,374	(1,043	)*	2027

*These amounts represent Recouped Expenses from prior fiscal years and are reflected in Other expenses on the Statements of Operations.

Of the above amounts, $10,355, was disclosed as a Receivable for expense reimbursement on the Statements of Assets and Liabilities at December 31, 2024 for the Man Large Cap Growth Fund.

The Funds have adopted an Expense Reimbursement Plan whereby the Manager may seek repayment of contractual or voluntary fee reductions and expense reimbursements. Under the policy, the Manager can be reimbursed by the Funds for any contractual or voluntary fee reductions or expense reimbursements if reimbursement to the Manager (a) occurs within three years from the date of the Manager’s waiver/reimbursement and (b) does not cause the Funds’ annual operating expenses to exceed the lesser of the contractual percentage limit in effect at the time of the waiver/reimbursement or time of recoupment. The reimbursed expenses listed above will expire in 2027. The Funds did not record a liability for potential contingent reimbursements due to the current assessment that reimbursements are uncertain. The carryover of excess expenses potentially reimbursable to the Manager, but not recorded as a liability are as follows:

Fund	Recouped Expenses	Excess Expense Carryover	Expired Expense Carryover	Expiration of Reimbursed Expenses
Man Large Cap Growth	$12,121	$-	$254,401	2024
Man Large Cap Growth	-	239,600	-	2025
Man Large Cap Growth	-	277,452	-	2026

Sales Commissions

The Funds’ Distributor, Resolute Investment Distributors, Inc. (“RID” or “Distributor”), may receive a portion of A Class sales charges from broker dealers which may be used to offset distribution related expenses. During the year ended December 31, 2024, RID collected $130 and $453 for Man Large Cap Growth Fund and Man Large Cap Value Fund, respectively, from the sale of A Class Shares.

A CDSC of 0.50% will be deducted with respect to A Class Shares on certain purchases of $1,000,000 or more that are redeemed in whole or part within 18 months of purchase, unless waived as discussed in the Funds’ Prospectus. Any applicable CDSC will be 0.50% of the lesser of the original purchase price or the value of the redemption of the A Class Shares redeemed. During the year ended December 31, 2024, there were no CDSC fees collected for the A Class Shares of the Funds.

21

American Beacon FundsSM

Notes to Financial Statements

December 31, 2024

A CDSC of 1.00% will be deducted with respect to C Class Shares redeemed within 12 months of purchase, unless waived as discussed in the Funds’ Prospectus. Any applicable CDSC will be 1.00% of the lesser of the original purchase price or the value of the redemption of the C Class Shares redeemed. During the year ended December 31, 2024, CDSC fees of $119 were collected for the C Class Shares of Man Large Cap Value Fund. There were no CDSC fees collected for the C Class Shares of the Man Large Cap Growth Fund.

Trustee Fees and Expenses

As compensation for their service to the American Beacon Funds Complex, including the Trust (collectively, the “Trusts”), each Trustee is compensated from the Trusts as follows: (1) an annual retainer of $140,000; (2) meeting attendance fee (for attendance in-person or via teleconference) of (a) $12,000 for in person attendance, or $5,000 for telephonic attendance, by Board members for each regularly scheduled or special Board meeting, (b) $2,500 for attendance by Committee members at meetings of the Audit and Compliance Committee and the Investment Committee, (c) $1,000 for attendance by Committee members at meetings of the Nominating and Governance Committee; and (d) $2,500 for attendance by Board members for each special telephonic Board meeting; and (3) reimbursement of reasonable expenses incurred in attending Board meetings, Committee meetings, and relevant educational seminars. For this purpose, the Board considers attendance at regular meetings held by video conference to constitute in-person attendance at a Board meeting. The Trustees also may be compensated for attendance at special Board and/or Committee meetings from time to time. For her service as Board Chair, Ms. Cline receives an additional annual retainer of $50,000. Although she attends several committee meetings at each quarterly Board meeting, she receives only a single $2,500 fee each quarter for her attendance at the Audit and Compliance Committee and Investment Committee meetings. The chairpersons of the Audit and Compliance Committee and the Investment Committee each receive an additional annual retainer of $25,000 and the Chair of the Nominating and Governance Committee receives an additional annual retainer of $10,000.

3. Security Valuation and Fair Value Measurements

The price of each Fund’s shares is based on its net asset value (“NAV”) per share. Each Fund’s NAV is computed by adding total assets, subtracting all the Fund’s liabilities, and dividing the result by the total number of shares outstanding.

The NAV of each class of a Fund’s shares is determined based on a pro rata allocation of a Fund’s investment income, expenses and total capital gains and losses. A Fund’s NAV per share is determined each business day as of the regular close of trading on the New York Stock Exchange (“NYSE” or “Exchange”), which is typically 4:00 p.m. Eastern Time (“ET”). However, if trading on the NYSE closes at a time other than 4:00 p.m. ET, a Fund’s NAV per share typically would still be determined as of the regular close of trading on the NYSE. The Funds do not price their shares on days that the NYSE is closed. Foreign exchanges may permit trading in foreign securities on days when a Fund is not open for business, which may result in the value of a Fund’s portfolio investments being affected at a time when you are unable to buy or sell shares.

Equity securities, including shares of closed-end funds and exchange-traded funds (“ETFs”), are valued at the last sale price or official closing price taken from the primary exchange in which each security trades. Investments in other mutual funds are valued at the closing NAV per share on the day of valuation. Debt securities are valued at bid quotes from broker/dealers or evaluated bid prices from pricing services, who may consider a number of inputs and factors, such as prices of comparable securities, yield curves, spreads, credit ratings, coupon rates, maturity, default rates, and underlying collateral. Futures are valued based on their daily settlement prices. Exchange-traded and over-the-counter (“OTC”) options are valued at the last sale price. Options with no last sale for the day are priced at mid quote. Swaps are valued at evaluated mid prices from pricing services.

22

American Beacon FundsSM

Notes to Financial Statements

December 31, 2024

The valuation of securities traded on foreign markets and certain fixed-income securities will generally be based on prices determined as of the earlier closing time of the markets on which they primarily trade unless a significant event has occurred. When a Fund holds securities or other assets that are denominated in a foreign currency, a Fund will normally use the currency exchange rates as of 4:00 p.m. ET.

Rule 2a-5 under the Investment Company Act (the “Valuation Rule”) establishes requirements for determining fair value in good faith for purposes of the Investment Company Act, including related oversight and reporting requirements. The Valuation Rule also defines when market quotations are “readily available,” which is the threshold for determining whether a Fund must fair value a security. Among other things, the Valuation Rule permits the Board to designate the Manager as Valuation Designee to perform the Fund’s fair value determinations subject to board oversight and certain reporting and other requirements intended to ensure that the Board receives the information it needs to oversee the Manager’s fair value determinations. Effective September 8, 2022, the Board has designated the Manager as valuation designee to perform fair value functions in accordance with the requirements of the Valuation Rule.

Securities may be valued at fair value, as determined in good faith and pursuant to the Manager’s procedures, under certain limited circumstances. For example, fair value pricing will be used for fixed-income securities and when market quotations are not readily available or reliable, as determined by the Manager, such as when (i) trading for a security is restricted or stopped; (ii) a security’s trading market is closed (other than customary closings); or (iii) a security has been de-listed from a national exchange. A security with limited market liquidity may require fair value pricing if the Manager determines that the available price does not reflect the security’s true market value. In addition, if a significant event that the Manager determines to affect the value of one or more securities held by a Fund occurs after the close of a related exchange but before the determination of a Fund’s NAV, fair value pricing may be used on the affected security or securities. Securities of small-capitalization companies are also more likely to require a fair value determination using these procedures because they are more thinly traded and less liquid than the securities of larger-capitalization companies. The Funds may fair value securities as a result of significant events occurring after the close of the foreign markets in which a Fund invests as described below. In addition, the Funds may invest in illiquid securities requiring these procedures.

A Fund may use fair value pricing for securities primarily traded in non-U.S. markets because most foreign markets close well before a Fund’s pricing time of 4:00 p.m. ET. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. If the Manager determines that the last quoted prices of non-U.S. securities will, in its judgment, materially affect the value of some or all a Fund’s portfolio securities, the Manager can adjust the previous closing prices to reflect what it believes to be the fair value of the securities as of the close of the Exchange. In deciding whether it is necessary to adjust closing prices to reflect fair value, the Manager reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. These securities are fair valued using a pricing service, using methods approved by the Manager, that considers the correlation of the trading patterns of the foreign security to intraday trading in the U.S. markets, based on indices of domestic securities and other appropriate indicators such as prices of relevant American Depositary Receipts (“ADRs”) and futures contracts. The Manager’s Valuation Committee may also fair value securities in other situations, such as when a particular foreign market is closed but a Fund is open. A Fund uses outside pricing services to provide closing prices and information to evaluate and/or adjust those prices. As a means of evaluating its security valuation process, the Valuation Committee routinely compares closing prices, the next day’s opening prices in the same markets and adjusted prices.

23

American Beacon FundsSM

Notes to Financial Statements

December 31, 2024

Attempts to determine the fair value of securities introduce an element of subjectivity to the pricing of securities. As a result, the price of a security determined through fair valuation techniques may differ from the price quoted or published by other sources and may not accurately reflect the market value of the security when trading resumes. If a reliable market quotation becomes available for a security formerly valued through fair valuation techniques, the Manager compares the new market quotation to the fair value price to evaluate the effectiveness of a Fund’s fair valuation procedures. If any significant discrepancies are found, the Manager may adjust Manager’s fair valuation procedures for a Fund.

Valuation Inputs

Various inputs may be used to determine the fair value of the Funds’ investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1	-	Quoted prices in active markets for identical securities.

Level 2	-	Prices determined using other significant observable inputs. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, and others.

Level 3	-	Prices determined using other significant unobservable inputs. Unobservable inputs reflect a Fund’s own assumptions about the factors market participants would use in pricing an investment.

Level 1 and Level 2 trading assets and trading liabilities, at fair value

Common stocks, preferred securities, ETFs, and financial derivative instruments, such as futures contracts that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are generally categorized as Level 2 of the fair value hierarchy.

Investments in registered open-end investment management companies will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy.

4. Securities and Other Investments

Common Stock

Common stock generally takes the form of shares in a corporation which represent an ownership interest. It ranks below preferred stock and debt securities in claims for dividends and for assets of the company in a liquidation or bankruptcy. The value of a company’s common stock may fall as a result of factors directly relating to that company, such as decisions made by its management or decreased demand for the company’s products or services. A stock’s value may also decline because of factors affecting not just the company, but also companies in the same industry or sector. The price of a company’s stock may also be affected by changes in financial markets that are relatively unrelated to the company, such as changes in interest rates, currency exchange rates or industry regulation. Companies that elect to pay dividends on their common stock generally only do so after they invest in their own business and make required payments to bondholders and on other debt and preferred stock. Therefore, the value of a company’s common stock will usually be more volatile than its bonds, other debt and preferred stock. Common stock may be exchange-traded or OTC. OTC stock may be less liquid than exchange-traded stock.

24

American Beacon FundsSM

Notes to Financial Statements

December 31, 2024

Other Investment Company Securities and Other Exchange-Traded Products

The Funds at times may invest in shares of other investment companies, including open-end funds, closed-end funds, business development companies (“BDCs”), ETFs, unit investment trusts, and other investment companies of the Trust. The Funds may invest in securities of an investment company advised by the Manager or the Sub-Advisor. Investments in the securities of other investment companies may involve duplication of advisory fees and certain other expenses. By investing in another investment company, the Funds become a shareholder of that investment company. As a result, the Funds’ shareholders indirectly will bear the Funds’ proportionate share of the fees and expenses paid by shareholders of the other investment company, in addition to the fees and expenses the Funds’ shareholders directly bear in connection with the Funds’ own operations. These other fees and expenses are reflected as Acquired Fund Fees and Expenses and are included in the Fees and Expenses Table for the Funds in their Prospectus, if applicable. Investments in other investment companies may involve the payment of substantial premiums above the value of such issuer’s portfolio securities.

Real Estate Investment Trusts (“REITs”)

The Funds may own shares of REITs which report information on the source of their distributions annually. The Funds re-characterize distributions received from REIT investments based on information provided by the REITs into the following categories: ordinary income, long-term capital gains, and return of capital. If information is not available on a timely basis from the REITs, the re-characterization will be estimated based on available information, which may include the previous year allocation. If new or additional information becomes available from the REITs at a later date, a re-characterization will be made the following year.

5. Financial Derivative Instruments

The Funds may utilize derivative instruments to gain market exposure on cash balances. When considering the Funds’ use of derivatives, it is important to note that the Funds do not use derivatives for the purpose of creating financial leverage.

Futures Contracts

A futures contract is a contract to purchase or sell a particular security, or the cash value of an asset, such as securities, indices, or currencies, at a specified future date at a price agreed upon when the contract is made. Under many such contracts, no delivery of the actual underlying asset is required. Rather, upon the expiration of the contract, settlement is made by exchanging cash in an amount equal to the difference between the contract price and the closing price of the asset (e.g., a security or an index) at expiration, net of the initial and variation margin that was previously paid. A Treasury futures contract is a contract for the future delivery of a U.S. Treasury security. An equity index futures contract is based on the value of an underlying index. A Fund may, from time to time, use futures positions to equitize cash and expose its portfolio to changes in securities prices or index prices. This can magnify gains and losses in a Fund. A Fund also may have to sell assets at inopportune times to satisfy its settlement or collateral obligations. The risks associated with the use of futures contracts also include that there may be an imperfect correlation between the changes in market value of the futures contracts and the assets underlying such contracts and that there may not be a liquid secondary market for a futures contract.

During the year ended December 31, 2024, the Funds entered into futures contracts primarily for exposing cash to markets.

25

American Beacon FundsSM

Notes to Financial Statements

December 31, 2024

The Funds’ average futures contracts outstanding fluctuate throughout the operating year as required to meet strategic requirements. The following table illustrates the average monthly volume of futures contracts. For the purpose of this disclosure, volume is measured by contracts outstanding at each month end.

Average Futures Contracts Outstanding
Fund	Year Ended December 31, 2024
Man Large Cap Growth	14
Man Large Cap Value	19

The following is a summary of the fair valuations of the Funds’ derivative instruments categorized by risk exposure(1):

Man Large Cap Growth Fund

Fair values of financial instruments on the Statements of Assets and Liabilities as of December 31, 2024:

	Derivatives not accounted for as hedging instruments

Liabilities:	Credit contracts	Foreign exchange contracts	Commodity contracts	Interest rate contracts	Equity contracts	Total
Payable for variation margin from open futures contracts(2)	$-	$-	$-	$-	$(108,556)	$(108,556)

The effect of financial derivative instruments on the Statements of Operations as of December 31, 2024:

	Derivatives not accounted for as hedging instruments

Realized gain (loss) from derivatives recognized as a result of operations	Credit contracts	Foreign exchange contracts	Commodity contracts	Interest rate contracts	Equity contracts	Total
Futures contracts	$-	$-	$-	$-	$638,763	$638,763

Net change in unrealized appreciation (depreciation) of derivatives recognized as a result from operations:	Credit contracts	Foreign exchange contracts	Commodity contracts	Interest rate contracts	Equity contracts	Total
Futures contracts	$-	$-	$-	$-	$(232,925)	$(232,925)

Man Large Cap Value Fund

Fair values of financial instruments on the Statements of Assets and Liabilities as of December 31, 2024:

	Derivatives not accounted for as hedging instruments

Liabilities:	Credit contracts	Foreign exchange contracts	Commodity contracts	Interest rate contracts	Equity contracts	Total
Payable for variation margin from open futures contracts(2)	$-	$-	$-	$-	$(64,639)	$(64,639)

The effect of financial derivative instruments on the Statements of Operations as of December 31, 2024:

	Derivatives not accounted for as hedging instruments

Realized gain (loss) from derivatives recognized as a result of operations	Credit contracts	Foreign exchange contracts	Commodity contracts	Interest rate contracts	Equity contracts	Total
Futures contracts	$-	$-	$-	$-	$1,048,222	$1,048,222

Net change in unrealized appreciation (depreciation) of derivatives recognized as a result from operations:	Credit contracts	Foreign exchange contracts	Commodity contracts	Interest rate contracts	Equity contracts	Total
Futures contracts	$-	$-	$-	$-	$(58,570)	$(58,570)

(1) See Note 3 in the Notes to Financial Statements for additional information.

26

American Beacon FundsSM

Notes to Financial Statements

December 31, 2024

(2) Includes cumulative appreciation (depreciation) of futures contracts as reported in the Fund’s Schedule of Investments footnotes. Only current day’s variation margin is reported within the Statements of Assets and Liabilities.

Offsetting Assets and Liabilities

The Funds are parties to enforceable master netting agreements between brokers and counterparties which provide for the right to offset under certain circumstances. The Funds employ multiple money managers and counterparties and have elected not to offset qualifying financial and derivative instruments on the Statements of Assets and Liabilities, as such all financial and derivative instruments are presented on a gross basis. The impacts of netting arrangements that provide the right to offset are detailed below, if applicable. The net amount represents the net receivable or payable that would be due from or to the counterparty in the event of default. Exposure from borrowings and other financing agreements such as repurchase agreements can only be netted across transactions governed by the same Master Agreement with the same legal entity. All amounts reported below represent the balance as of the report date, December 31, 2024.

Man Large Cap Growth Fund

Offsetting of Financial and Derivative Assets as of December 31, 2024:
	Assets	Liabilities

Futures Contracts(1)	$-	$108,556

Total derivative assets and liabilities in the Statement of Assets and Liabilities	$-	$108,556

Derivatives not subject to a Master Netting Agreement or similar agreement (“MNA”)	$-	$(108,556)

Man Large Cap Value Fund

Offsetting of Financial and Derivative Assets as of December 31, 2024:
	Assets	Liabilities

Futures Contracts(1)	$-	$64,639

Total derivative assets and liabilities in the Statement of Assets and Liabilities	$-	$64,639

Derivatives not subject to a Master Netting Agreement or similar agreement (“MNA”)	$-	$(64,639)

(1) Includes cumulative appreciation or (depreciation) of futures contracts as reported in the Schedule of Investments footnotes. Only current day’s variation margin is reported within the Statements of Assets and Liabilities.

6. Principal Risks

Investing in the Funds may involve certain risks including, but not limited to, those described below.

Equity Investments Risk

Equity securities are subject to investment risk and market risk. The Funds’ investments in equity securities may include common stocks, preferred stocks, securities convertible into or exchangeable for common stocks, REITs, depositary receipts, and U.S. dollar-denominated foreign stocks traded on U.S. exchanges. Such investments may expose the Funds to additional risk. The value of a company’s common stock may fall as a result of factors affecting the company, companies in the same industry or sector, or the financial markets overall. Common stock generally is subordinate to preferred stock upon the liquidation or bankruptcy of the issuing company. Preferred stocks and convertible securities are sensitive to movements in interest rates. Preferred stocks may be less liquid than common stocks and, unlike common stocks, participation in the growth of an issuer may be limited. Distributions on preferred stocks generally are payable at the discretion of an issuer and after required payments to bond holders. Convertible securities are subject to the risk that the credit standing of the issuer may have an effect on the convertible securities’ investment value. Investments in REITs are subject to the risks associated with investing in the real estate industry such as adverse developments affecting the real estate industry and real property values. Depositary receipts and U.S. dollar-denominated foreign stocks traded on U.S. exchanges are subject to certain of the risks associated with investing directly in foreign securities, including, but not limited to, currency fluctuations and political and financial instability in the home country of a particular depositary receipt or foreign stock.

27

American Beacon FundsSM

Notes to Financial Statements

December 31, 2024

Futures Contracts Risk

Futures contracts are derivative instruments where one party pays a fixed price for an agreed amount of securities or other underlying assets at an agreed date. The use of such derivative instruments may expose the Funds to additional risks that they would not be subject to if they invested directly in the securities underlying those derivatives. There may at times be an imperfect correlation between the movement in the prices of futures contracts and the value of their underlying instruments or indexes. There can be no assurance that any strategy used will succeed. There also can be no assurance that, at all times, a liquid market will exist for offsetting a futures contract that a Fund has previously bought or sold and this may result in the inability to close a futures contract when desired. Futures contracts may experience potentially dramatic price changes, which will increase the volatility of a Fund and may involve a small investment of cash (the amount of initial and variation margin) relative to the magnitude of the risk assumed (the potential increase or decrease in the price of the futures contract).

Investment Risk

An investment in the Funds is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. When you sell your shares of the Funds, they could be worth less than what you paid for them. Therefore, you may lose money by investing in the Funds.

Market Risk

The Funds are subject to the risk that the securities markets will move down, sometimes rapidly and unpredictably, based on overall economic conditions and other factors, which may negatively affect a Fund’s performance. Equity securities generally have greater price volatility than fixed-income securities, although under certain market conditions fixed-income securities may have comparable or greater price volatility. During a general downturn in the securities markets, multiple assets may decline in value simultaneously. In some cases, traditional market participants have been less willing to make a market in some types of debt instruments, which has affected the liquidity of those instruments. During times of market turmoil, investors tend to look to the safety of securities issued or backed by the U.S. Treasury, causing the prices of these securities to rise and the yields to decline. Reduced liquidity in fixed-income and credit markets may negatively affect many issuers worldwide. Prices in many financial markets have increased significantly over the last decade, but there have also been periods of adverse market and financial developments and cyclical change during that timeframe, which have resulted in unusually high levels of volatility in domestic and foreign financial markets that has caused losses for investors and may occur again in the future, particularly if markets enter a period of uncertainty or economic weakness. The value of a security may decline due to adverse issuer-specific conditions, general market conditions unrelated to a particular issuer, or factors that affect a particular industry or industries. Changes in the financial condition of a single issuer or market segment also can impact the market as a whole.

Geopolitical and other events, including war, terrorism, economic uncertainty, trade disputes, pandemics, public health crises, natural disasters and related events have led, and in the future may continue to lead, to instability in world economies and markets generally and reduced liquidity in equity, credit and fixed-income markets, which may disrupt economies and markets and adversely affect the value of your investment. Changes in value may be temporary or may last for extended periods.

Policy changes by the U.S. government and/or Federal Reserve and political events within the U.S. and abroad, including the U.S. presidential election, the U.S. government’s inability at times to agree on a long-term budget and deficit reduction plan, the threat of a federal government shutdown and threats not to increase the federal government’s debt limit, may affect investor and consumer confidence and may adversely impact financial markets and the broader economy, perhaps suddenly and to a significant degree.

28

American Beacon FundsSM

Notes to Financial Statements

December 31, 2024

Markets and market participants are increasingly reliant upon both publicly available and proprietary information data systems. Data imprecision, software or other technology malfunctions, programming inaccuracies, unauthorized use or access, and similar circumstances may impair the performance of these systems and may have an adverse impact upon a single issuer, a group of issuers, or the market at large. The financial markets generally move in cycles, with periods of rising prices followed by periods of declining prices. The value of your investment may reflect these fluctuations.

Other Investment Companies Risk

The Funds may invest in shares of other registered investment companies, including money market funds that are advised by the Manager. To the extent that the Funds invest in shares of other registered investment companies, the Funds will indirectly bear the fees and expenses, including for example advisory and administrative fees, charged by those investment companies in addition to the Funds’ direct fees and expenses and will be subject to the risks associated with investments in those companies. For example, the Funds’ investments in money market funds are subject to interest rate risk, credit risk, and market risk. The Funds must rely on the investment company in which it invests to achieve its investment objective. If the investment company fails to achieve its investment objective, the value of the Funds’ investment will decline, adversely affecting the Funds’ performance. To the extent the Funds invest in other investment companies that invest in equity securities, fixed-income securities and/or foreign securities, or that track an index, the Funds are subject to the risks associated with the underlying investments held by the investment company or the index fluctuations to which the investment company is subject.

Recent Market Events Risk

Both U.S. and international markets have experienced significant volatility in recent months and years. As a result of such volatility, investment returns may fluctuate significantly. Moreover, the risks discussed herein associated with an investment in a Fund may be increased.

Although interest rates were unusually low in recent years in the U.S. and abroad, in 2022, the Federal Reserve and certain foreign central banks began to raise interest rates as part of their efforts to address rising inflation. It is difficult to accurately predict the pace at which interest rates may continue to increase, the timing, frequency or magnitude of any such increases, or when such increases might stop. Additionally, various economic and political factors could cause the Federal Reserve or another foreign central bank to change their approach in the future and such actions may result in an economic slowdown in the U.S. and abroad. Unexpected increases in interest rates could lead to market volatility or reduce liquidity in certain sectors of the market. Deteriorating economic fundamentals may, in turn, increase the risk of default or insolvency of particular issuers, negatively impact market value, cause credit spreads to widen, and reduce bank balance sheets. Any of these could cause an increase in market volatility, reduce liquidity across various markets or decrease confidence in the markets. Additionally, high public debt in the U.S. and other countries creates ongoing systemic and market risks and policymaking uncertainty.

In March 2023, the shutdown of certain financial institutions in the U.S. and questions regarding the viability of other financial institutions raised economic concerns over disruption in the U.S. and global banking systems. There can be no certainty that the actions taken by the U.S. or foreign governments will be effective in mitigating the effects of financial institution failures on the economy and restoring public confidence in the U.S. and global banking systems.

Some countries, including the U.S., have in recent years adopted more protectionist trade policies. Slowing global economic growth; imposition of tariffs and resulting impacts on global prices and supply chains; risks associated with a trade agreement between the United Kingdom and the European Union; the risks associated with ongoing trade negotiations with China; the possibility of changes to some international trade agreements; political or economic dysfunction within some nations, including major producers of oil; and dramatic changes in commodity and currency prices could have adverse effects that cannot be foreseen at the present time.

29

American Beacon FundsSM

Notes to Financial Statements

December 31, 2024

Tensions, war, or open conflict between nations, such as between Russia and Ukraine, in the Middle East or in eastern Asia could affect the economies of many nations, including the United States. The duration of ongoing hostilities in the Middle East and between Russia and Ukraine, and any sanctions and related events cannot be predicted. Those events present material uncertainty and risk with respect to markets globally and the performance of a Fund and its investments or operations could be negatively impacted.

Regulators in the U.S. have proposed and recently adopted a number of changes to regulations involving the markets and issuers, some of which apply to the Fund. The full effect of various newly-adopted regulations is not currently known. Additionally, it is not clear whether the proposed regulations will be adopted. However, due to the broad scope of the new and proposed regulations, certain changes could limit a Fund’s ability to pursue its investment strategies or make certain investments, or may make it more costly for a Fund to operate, which may impact performance.

Economists and others have expressed increasing concern about the potential effects of global climate change on property and security values. Certain issuers, industries and regions may be adversely affected by the impacts of climate change, including on the demand for and the development of goods and services and related production costs, and the impacts of legislation, regulation and international accords related to climate change, as well as any indirect consequences of regulation or business trends driven by climate change.

Environmental, Social, and/or Governance Investing Risk

The use of environmental, social, and/or governance (“ESG”) considerations by a sub-advisor may cause a Fund to make different investments than funds that have a similar investment style but do not incorporate such considerations in their strategy. As with the use of any investment considerations involved in investment decisions, there is no guarantee that the use of any ESG investment considerations will result in the selection of issuers that will outperform other issuers or help reduce risk in a Fund. A Fund may underperform funds that do not incorporate these considerations.

Securities Lending Risk

A Fund may lend its portfolio securities to brokers, dealers and financial institutions in order to obtain additional income. Borrowers of a Fund’s securities provide collateral either in the form of cash, which a Fund reinvests in securities or in the form of non-cash collateral consisting of securities issued or guaranteed by the U.S. government or one of its agencies or instrumentalities. A Fund will be responsible for the risks associated with the investment of cash collateral, including any collateral invested in an affiliated money market fund. A Fund may lose money on its investment of cash collateral or may fail to earn sufficient income on its investment to cover its payment to the borrower of a pre-negotiated fee or “rebate” for the use of that cash collateral in connection with the loan. A Fund could also lose money due to a decline in the value of non-cash collateral. In addition, delays may occur in the recovery of securities from borrowers, which could interfere with a Fund’s ability to vote proxies or to settle transactions or could result in increased costs. Moreover, if the borrower becomes subject to insolvency or similar proceedings, a Fund could incur delays in its ability to enforce its rights in its collateral. There also is a risk that a borrower may default on its obligation to return loaned securities at a time when the value of a Fund’s collateral is inadequate. Although a Fund’s securities lending agent may indemnify a Fund against that risk, it is also possible that the securities lending agent will be unable to satisfy its indemnification obligations. In any case in which the loaned securities are not returned to a Fund before an ex-dividend date, whether or not due to a default by the borrower, the payment in lieu of the dividend that a Fund receives from the securities’ borrower would not be treated as a dividend for federal income tax purposes and thus would not qualify for treatment as “qualified dividend income.”

30

American Beacon FundsSM

Notes to Financial Statements

December 31, 2024

7. Federal Income and Excise Taxes

It is the policy of each Fund to qualify as a regulated investment company (“RIC”), by complying with all applicable provisions of Subchapter M of the Internal Revenue Code, as amended, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes. For federal income tax purposes, each Fund is treated as a single entity for the purpose of determining such qualification.

The Funds do not have any unrecorded tax liabilities in the accompanying financial statements. Each of the tax years in the four year period ended December 31, 2024 remain subject to examination by the Internal Revenue Service. If applicable, the Funds recognize interest accrued related to unrecognized tax benefits in interest expense and penalties in “Other expenses” on the Statements of Operations.

The Funds may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on returns of income earned or gains realized or repatriated. Taxes are accrued and applied to net investment income, net realized capital gains and net unrealized appreciation (depreciation), as applicable, as the income is earned or capital gains are recorded.

Dividends are categorized in accordance with income tax regulations which may treat certain transactions differently than U.S. GAAP. Accordingly, the character of distributions and composition of net assets for tax purposes may differ from those reflected in the accompanying financial statements.

The tax character of distributions paid were as follows:

	Man Large Cap Growth Fund		Man Large Cap Value Fund
	Year Ended December 31, 2024	Year Ended December 31, 2023	Year Ended December 31, 2024	Year Ended December 31, 2023
Distributions paid from:
Ordinary income*
R5 Class	$2,584,145	$275,104	$5,745,041	$3,101,199
Y Class	182,103	12,055	5,804,151	3,218,446
Investor Class	2,678,406	113,675	3,306,089	1,765,127
A Class	71,492	3,266	1,669,927	581,097
C Class	26,186	-	458,526	416,319
R6 Class	352,068	37,015	141,295	818,952
Long-term capital gains
R5 Class	9,114,314	357,363	6,610,507	6,587,009
Y Class	643,292	15,660	6,766,231	6,963,994
Investor Class	9,461,682	365,543	4,033,752	4,152,504
A Class	252,552	7,451	2,019,233	1,385,092
C Class	92,502	5,332	640,941	1,324,771
R6 Class	1,241,748	48,082	163,734	1,709,027

Total distributions paid	$26,700,490	$1,240,546	$37,359,427	$32,023,537

* For tax purposes, short-term capital gains are considered ordinary income distributions.

As of December 31, 2024, the components of distributable earnings (deficits) on a tax basis were as follows:

Fund	Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Man Large Cap Growth	$140,625,640	$64,334,717	$(3,836,354)	$60,498,363
Man Large Cap Value	203,708,455	43,248,531	(7,128,414)	36,120,117

31

American Beacon FundsSM

Notes to Financial Statements

December 31, 2024

Fund	Net Unrealized Appreciation (Depreciation)	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Capital and Other (Losses)	Other Temporary Differences	Distributable Earnings
Man Large Cap Growth	$60,498,363	$1,226,069	$-	$-	$-	$61,724,432
Man Large Cap Value	36,120,117	202,862	1,391,126	-	(702,819)	37,011,286

Financial reporting records are adjusted for permanent book/tax differences to reflect tax character. Financial records are not adjusted for temporary differences. The temporary differences between financial reporting and tax-basis reporting of unrealized appreciation (depreciation) are attributable primarily to the tax deferral of losses from wash sales and the realization for tax purposes of unrealized gains (losses) on certain derivative instruments.

Due to inherent differences in the recognition of income, expenses, and realized gains (losses) under U.S. GAAP and federal income tax regulations, permanent differences between book and tax reporting have been identified and appropriately reclassified on the Statements of Assets and Liabilities.

Accordingly, the following amounts represent current year permanent differences derived from equalization as of December 31, 2024:

Fund	Paid-In-Capital	Distributable Earnings/(Deficits)
Man Large Cap Growth	$1,939,293	$(1,939,293)
Man Large Cap Value	6,841,898	(6,841,898)

For federal income tax purposes, the Funds measure their capital loss carryforwards annually at December 31, their fiscal year end. Capital loss carryforwards retain their character as short-term and/or long-term and may be carried forward and applied against future realized capital gains with no expiration date.

As of December 31, 2024, the Funds did not have any capital loss carryforwards.

The Funds are permitted for tax purposes to defer into the next fiscal year qualified late year losses. Qualified late year capital losses are net losses incurred after October 31 through the Fund’s fiscal year end, December 31, 2024. Qualified late year ordinary losses are specified losses generally incurred after October 31 through the end of the Fund’s fiscal year end, December 31, 2024. Man Large Cap Value deferred $702,819 ordinary loss to January 1, 2025.

8. Investment Transactions

The aggregate cost of purchases and proceeds from sales and maturities of investments, other than short-term obligations, for the year ended December 31, 2024 were as follows:

Fund	Purchases (non-U.S. Government Securities)	Sales (non-U.S. Government Securities)
Man Large Cap Growth	$100,830,362	$126,970,417
Man Large Cap Value	171,213,112	264,273,588

32

American Beacon FundsSM

Notes to Financial Statements

December 31, 2024

A summary of the Funds’ transactions in the USG Select Fund for the year ended December 31, 2024 were as follows:

Fund	Type of Transaction	December 31, 2023 Shares/Fair Value	Purchases	Sales	December 31, 2024 Shares/Fair Value
Man Large Cap Growth	Direct	$4,562,560	$61,452,543	$60,222,535	$5,792,568
Man Large Cap Value	Direct	4,315,835	136,970,419	135,890,618	5,395,636

9. Securities Lending

The Funds may lend their securities to qualified financial institutions, such as certain broker-dealers, to earn additional income. The borrowers are required to secure their loans continuously with collateral in an amount at least equal to the fair value of the securities loaned, initially in an amount at least equal to 102% of the fair value of domestic securities loaned and 105% of the fair value of international securities loaned. Collateral is monitored and marked-to-market daily. Daily mark-to-market amounts are required to be paid to the borrower or received from the borrower by the end of the following business day. This one day settlement for mark-to-market amounts may result in the collateral being temporarily less than the value of the securities on loan or temporarily more than the required minimum collateral.

To the extent that a loan is collateralized by cash, such cash collateral shall be invested by the securities lending agent (the “Agent”) in money market mutual funds and other short-term investments, provided the investments meet certain quality and diversification requirements. Securities purchased with cash collateral proceeds are listed in the Funds’ Schedule of Investments and the collateral is shown on the Statements of Assets and Liabilities as a payable.

Securities lending income is generated from the demand premium (if any) paid by the borrower to borrow a specific security and from the return on investment of cash collateral, reduced by negotiated rebate fees paid to the borrower and transaction costs. To the extent that a loan is secured by non-cash collateral, securities lending income is generated as a demand premium reduced by transaction costs. The Funds, the Agent, and the Manager retained 80%, 10%, and 10%, respectively, of the income generated from securities lending.

While securities are on loan, the Funds continue to receive certain income associated with that security and any gain or loss in the market price that may occur during the term of the loan. In the case of domestic equities, the value of any dividend is received in the form of a substitute payment approximately equal to the dividend. In the case of foreign securities, a negotiated amount is received that is less than the actual dividend, but higher than the dividend amount minus the foreign tax that the Funds would be subject to on the dividend.

Securities lending transactions pose certain risks to the Funds, including that the borrower may not provide additional collateral when required or return the securities when due, that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower, that non-cash collateral may be subject to legal constraints in the event of a borrower bankruptcy, and that the cash collateral investments could become illiquid and unable to be used to return collateral to the borrower. The Funds could also experience delays and costs in gaining access to the collateral. The Funds bear the risk of any deficiency in the amount of the cash collateral available for return to the borrower and any action which impairs its ability to liquidate non-cash collateral to satisfy a borrower default.

33

American Beacon FundsSM

Notes to Financial Statements

December 31, 2024

As of December 31, 2024, the value of outstanding securities on loan and the value of collateral were as follows:

Fund	Fair Value of Securities on Loan	Cash Collateral Received	Non-Cash Collateral Received	Total Collateral Received
Man Large Cap Value	$3,243,837	$-	$3,323,670	$3,323,670

Cash collateral is listed on the Funds’ Schedules of Investments and is shown on the Statements of Assets and Liabilities. Income earned on these investments is included in “Income derived from securities lending” on the Statements of Operations.

Non-cash collateral received by the Funds may not be sold or re-pledged except to satisfy a borrower default. Therefore, non-cash collateral is not included on the Funds’ Schedules of Investments or Statements of Assets and Liabilities.

10. Borrowing Arrangements

Effective November 8, 2024 (the “Effective Date”), the Funds, along with certain other funds managed by the Manager (“Participating Funds”), renewed a committed revolving line of credit (the “Committed Line”) agreement with State Street Bank and Trust Company (the “Bank”) to be used to facilitate portfolio liquidity. The maximum borrowing amount under the Committed Line is $100 million with interest at a rate equal to the higher of (a) Overnight Bank Funding Rate (“OBFR”) daily fluctuating rate per annum equal to 1.25% plus the sum of 0.10% or (b) the Federal Funds daily fluctuating rate per annum on amounts borrowed. Each of the Participating Funds paid a proportional amount of a quarterly commitment fee at a rate of 0.25% per annum on the unused portion of the Committed Line amount. The Committed Line expires November 7, 2025, unless extended by the Bank or terminated by the Participating Funds in accordance with the agreement. Prior to the Effective Date, the maximum borrowing amount under the Committed Line was $100 million with an expiration date November 7, 2024.

On the Effective Date, the Funds, along with certain other Participating Funds managed by the Manager, also renewed an uncommitted discretionary demand revolving line of credit (the “Uncommitted Line”) agreement with the Bank to be used to facilitate portfolio liquidity. The maximum borrowing amount under the Uncommitted Line is $100 million with interest at a rate equal to the higher of (a) OBFR daily fluctuating rate per annum equal to 1.25% plus the sum of 0.10% or (b) the Federal Funds daily fluctuating rate per annum on amounts borrowed on each outstanding loan. Each of the Participating Funds paid a proportional amount of a closing fee of $35,000 on the Effective Date. The Uncommitted Line expires November 7, 2025, unless extended by the Bank or terminated by the Participating Funds in accordance with the agreement. Prior to the Effective Date, the maximum borrowing amount under the Uncommitted Line was $100 million with an expiration date November 7, 2024.

The Participating Funds paid administration, legal and arrangement fees, which are recognized as a component of “Line of credit interest expense” on the Statements of Operations, along with commitment fees, that have been allocated among the Participating Funds based on average daily net assets.

During the year ended December 31, 2024, the Funds did not utilize these facilities.

34

American Beacon FundsSM

Notes to Financial Statements

December 31, 2024

11. Capital Share Transactions

The tables below summarize the activity in capital shares for each Class of the Funds:

	R5 Class
	Year Ended December 31, 2024		Year Ended December 31, 2023
Man Large Cap Growth Fund	Shares	Amount	Shares	Amount

Shares sold	26,939	$890,053	50,364	$1,352,315
Reinvestment of dividends	344,857	11,580,300	20,412	625,838
Shares redeemed	(433,622)	(14,972,358)	(308,595)	(8,352,884)

Net (decrease) in shares outstanding	(61,826)	$(2,502,005)	(237,819)	$(6,374,731)

	Y Class
	Year Ended December 31, 2024		Year Ended December 31, 2023
Man Large Cap Growth Fund	Shares	Amount	Shares	Amount
Shares sold	73,918	$2,535,348	111,875	$3,031,961
Reinvestment of dividends	24,809	825,395	912	27,715
Shares redeemed	(26,651)	(934,649)	(17,385)	(449,286)

Net increase in shares outstanding	72,076	$2,426,094	95,402	$2,610,390

	Investor Class
	Year Ended December 31, 2024		Year Ended December 31, 2023
Man Large Cap Growth Fund	Shares	Amount	Shares	Amount

Shares sold	98,518	$3,373,006	170,281	$4,153,111
Reinvestment of dividends	376,760	12,135,428	16,168	479,060
Shares redeemed	(409,510)	(13,718,463)	(317,956)	(8,386,384)

Net increase (decrease) in shares outstanding	65,768	$1,789,971	(131,507)	$(3,754,213)

	A Class
	Year Ended December 31, 2024		Year Ended December 31, 2023
Man Large Cap Growth Fund	Shares	Amount	Shares	Amount
Shares sold	16,566	$562,735	17,670	$480,179
Reinvestment of dividends	9,989	324,044	359	10,717
Shares redeemed	(12,433)	(422,167)	(9,076)	(234,650)

Net increase in shares outstanding	14,122	$464,612	8,953	$256,246

	C Class
	Year Ended December 31, 2024		Year Ended December 31, 2023
Man Large Cap Growth Fund	Shares	Amount	Shares	Amount

Shares sold	4,397	$131,968	19,200	$466,327
Reinvestment of dividends	4,100	118,688	196	5,332
Shares redeemed	(21,274)	(668,399)	(11,121)	(268,647)

Net increase (decrease) in shares outstanding	(12,777)	$(417,743)	8,275	$203,012

	R6 Class
	Year Ended December 31, 2024		Year Ended December 31, 2023
Man Large Cap Growth Fund	Shares	Amount	Shares	Amount

Shares sold	5,151	$181,384	4,033	$109,957
Reinvestment of dividends	47,154	1,593,816	2,764	85,097
Shares redeemed	(48,295)	(1,676,489)	(61,189)	(1,612,583)

Net increase (decrease) in shares outstanding	4,010	$98,711	(54,392)	$(1,417,529)

35

American Beacon FundsSM

Notes to Financial Statements

December 31, 2024

	R5 Class
	Year Ended December 31, 2024		Year Ended December 31, 2023
Man Large Cap Value Fund	Shares	Amount	Shares	Amount

Shares sold	238,378	$6,064,246	475,016	$11,405,282
Reinvestment of dividends	529,947	12,130,486	411,696	9,514,304
Shares redeemed	(1,117,186)	(28,463,754)	(6,498,178)	(157,162,878)

Net (decrease) in shares outstanding	(348,861)	$(10,269,022)	(5,611,466)	$(136,243,292)

	Y Class
	Year Ended December 31, 2024		Year Ended December 31, 2023
Man Large Cap Value Fund	Shares	Amount	Shares	Amount

Shares sold	211,986	$5,287,207	270,068	$6,430,142
Reinvestment of dividends	531,147	12,083,590	426,054	9,794,984
Shares redeemed	(1,201,546)	(29,941,151)	(1,974,265)	(47,327,369)

Net (decrease) in shares outstanding	(458,413)	$(12,570,354)	(1,278,143)	$(31,102,243)

	Investor Class
	Year Ended December 31, 2024		Year Ended December 31, 2023
Man Large Cap Value Fund	Shares	Amount	Shares	Amount

Shares sold	49,420	$1,234,789	62,676	$1,496,254
Reinvestment of dividends	322,227	7,304,895	256,908	5,888,329
Shares redeemed	(661,996)	(16,555,784)	(888,129)	(20,973,725)

Net (decrease) in shares outstanding	(290,349)	$(8,016,100)	(568,545)	$(13,589,142)

	A Class
	Year Ended December 31, 2024		Year Ended December 31, 2023
Man Large Cap Value Fund	Shares	Amount	Shares	Amount

Shares sold	402,635	$10,017,737	137,760	$3,241,835
Reinvestment of dividends	153,066	3,436,324	77,185	1,755,182
Shares redeemed	(310,728)	(7,737,701)	(258,770)	(6,209,757)

Net increase (decrease) in shares outstanding	244,973	$5,716,360	(43,825)	$(1,212,740)

	C Class
	Year Ended December 31, 2024		Year Ended December 31, 2023
Man Large Cap Value Fund	Shares	Amount	Shares	Amount

Shares sold	12,641	$297,319	9,708	$221,086
Reinvestment of dividends	50,777	1,086,112	78,895	1,718,333
Shares redeemed	(493,104)	(11,719,944)	(257,463)	(5,812,519)

Net (decrease) in shares outstanding	(429,686)	$(10,336,513)	(168,860)	$(3,873,100)

	R6 Class
	Year Ended December 31, 2024		Year Ended December 31, 2023
Man Large Cap Value Fund	Shares	Amount	Shares	Amount

Shares sold	46,190	$1,146,143	99,623	$2,425,693
Reinvestment of dividends	13,326	305,029	109,579	2,527,980
Shares redeemed	(990,718)	(24,900,436)	(295,870)	(6,841,179)

Net (decrease) in shares outstanding	(931,202)	$(23,449,264)	(86,668)	$(1,887,506)

12. Subsequent Events

Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that there are no material events that would require disclosure in the Funds’ financial statements through this date.

36

American Beacon Man Large Cap Growth FundSM

Financial Highlights

(For a share outstanding throughout the period)

	R5 ClassA
	Year Ended December 31,
	2024B		2023	2022	2021	2020

Net asset value, beginning of period	$30.64		$23.50	$36.78	$36.24	$29.84

Income (loss) from investment operations:
Net investment income	(0.00	)C	0.07	0.12	0.01	0.07
Net gains (losses) on investments (both realized and unrealized)	7.39		7.30	(9.37)	7.82	10.21

Total income (loss) from investment operations	7.39		7.37	(9.25)	7.83	10.28

Less distributions:
Dividends from net investment income	(0.00	)C	(0.10)	-	-	(0.07)
Distributions from net realized gains	(4.88)		(0.13)	(4.03)	(7.29)	(3.81)

Total distributions	(4.88)		(0.23)	(4.03)	(7.29)	(3.88)

Net asset value, end of period	$33.15		$30.64	$23.50	$36.78	$36.24

Total returnD	23.93%		31.37%	(25.17)%	21.82%	34.44%

Ratios and supplemental data:
Net assets, end of period	$88,492,829		$83,676,439	$69,755,325	$112,640,010	$114,246,613
Ratios to average net assets:
Expenses, before reimbursements and/or recoupments	0.87%		0.97%	0.94%	0.92%	0.97%
Expenses, net of reimbursements and/or recoupments	0.80%		0.80%	0.80%	0.81%	0.82	%E
Net investment income (loss), before expense reimbursements and/or recoupments	(0.10)%		(0.02)%	0.25%	(0.10)%	(0.08)%
Net investment income (loss), net of reimbursements and/or recoupments	(0.03)%		0.15%	0.39%	0.01%	0.07%
Portfolio turnover rate	52%		78%	72%	57%	58%

A	Prior to February 28, 2020, the R5 Class was known as Institutional Class.
B	On April 30, 2024 Bridgeway Capital Management, LLC was terminated and ceased managing assets of the Fund. On May 1, 2024, Numeric Investors LLC, began managing assets of the Fund.
C	Amount represents less than $0.01 per share.
D

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

E	Expense ratios may exceed stated expense caps in Note 2 due to security lending expenses, which are not reimbursable under the agreement with the Manager.

See accompanying notes

37

American Beacon Man Large Cap Growth FundSM

Financial Highlights

(For a share outstanding throughout the period)

	Y Class
	Year Ended December 31,
	2024A		2023	2022		2021	2020

Net asset value, beginning of period	$30.37		$23.30	$36.53		$36.05	$29.72

Income (loss) from investment operations:
Net investment income (loss)	(0.02	)B	0.05	0.03		(0.04)	0.00	C
Net gains (losses) on investments (both realized and unrealized)	7.37		7.25	(9.23)		7.81	10.21

Total income (loss) from investment operations	7.35		7.30	(9.20)		7.77	10.21

Less distributions:
Dividends from net investment income	-		(0.10)	-		-	(0.07)
Distributions from net realized gains	(4.88)		(0.13)	(4.03)		(7.29)	(3.81)

Total distributions	(4.88)		(0.23)	(4.03)		(7.29)	(3.88)

Net asset value, end of period	$32.84		$30.37	$23.30		$36.53	$36.05

Total returnD	24.00%		31.34%	(25.21)%		21.77%	34.34%

Ratios and supplemental data:
Net assets, end of period	$6,357,762		$3,690,269	$608,328		$2,237,130	$3,168,012
Ratios to average net assets:
Expenses, before reimbursements and/or recoupments	0.91%		1.03%	1.17%		0.95%	1.02%
Expenses, net of reimbursements and/or recoupments	0.83%		0.83%	0.84	%E	0.86%	0.89	%F
Net investment (loss), before expense reimbursements and/or recoupments	(0.13)%		(0.12)%	0.00	%G	(0.15)%	(0.14)%
Net investment income (loss), net of reimbursements and/or recoupments	(0.05)%		0.08%	0.33%		(0.06)%	(0.01)%
Portfolio turnover rate	52%		78%	72%		57%	58%

A	On April 30, 2024 Bridgeway Capital Management, LLC was terminated and ceased managing assets of the Fund. On May 1, 2024, Numeric Investors LLC, began managing assets of the Fund.
B	Per share amounts have been calculated using the average shares method.
C	Amount represents less than $0.01 per share.
D

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

E	Expense ratios may exceed stated expense caps in Note 2 due to the change in the contractual expense caps on May 31, 2022.
F	Expense ratios may exceed stated expense caps in Note 2 due to security lending expenses, which are not reimbursable under the agreement with the Manager.
G	Amount rounds to less than 0.005%.

See accompanying notes

38

American Beacon Man Large Cap Growth FundSM

Financial Highlights

(For a share outstanding throughout the period)

	Investor Class
	Year Ended December 31,
	2024A	2023	2022	2021	2020

Net asset value, beginning of period	$29.62	$22.74	$35.89	$35.61	$29.42

Income (loss) from investment operations:
Net investment income (loss)	(0.10)	(0.06)	0.05	(0.08)	(0.08)
Net gains (losses) on investments (both realized and unrealized)	7.15	7.11	(9.17)	7.65	10.08

Total income (loss) from investment operations	7.05	7.05	(9.12)	7.57	10.00

Less distributions:
Dividends from net investment income	-	(0.04)	-	-	-
Distributions from net realized gains	(4.88)	(0.13)	(4.03)	(7.29)	(3.81)

Total distributions	(4.88)	(0.17)	(4.03)	(7.29)	(3.81)

Net asset value, end of period	$31.79	$29.62	$22.74	$35.89	$35.61

Total returnB	23.60%	31.01%	(25.44)%	21.48%	33.98%

Ratios and supplemental data:
Net assets, end of period	$90,941,583	$82,767,017	$66,552,222	$95,710,995	$84,109,027
Ratios to average net assets:
Expenses, before reimbursements and/or recoupments	1.18%	1.28%	1.25%	1.24%	1.31%
Expenses, net of reimbursements and/or recoupments	1.12%	1.12%	1.12%	1.12%	1.15	%C
Net investment (loss), before expense reimbursements and/or recoupments	(0.41)%	(0.32)%	(0.06)%	(0.42)%	(0.43)%
Net investment income (loss), net of reimbursements and/or recoupments	(0.35)%	(0.16)%	0.07%	(0.30)%	(0.27)%
Portfolio turnover rate	52%	78%	72%	57%	58%

A	On April 30, 2024 Bridgeway Capital Management, LLC was terminated and ceased managing assets of the Fund. On May 1, 2024, Numeric Investors LLC, began managing assets of the Fund.
B

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

C	Expense ratios may exceed stated expense caps in Note 2 due to security lending expenses, which are not reimbursable under the agreement with the Manager.

See accompanying notes

39

American Beacon Man Large Cap Growth FundSM

Financial Highlights

(For a share outstanding throughout the period)

	A Class
	Year Ended December 31,
	2024A		2023		2022	2021	2020

Net asset value, beginning of period	$29.81		$22.90		$36.08	$35.77	$29.51

Income (loss) from investment operations:
Net investment income (loss)	(0.11	)B	(0.04	)B	0.03B	(0.16)	(0.10)
Net gains (losses) on investments (both realized and unrealized)	7.20		7.14		(9.18)	7.76	10.17

Total income (loss) from investment operations	7.09		7.10		(9.15)	7.60	10.07

Less distributions:
Dividends from net investment income	-		(0.06)		-	-	-
Distributions from net realized gains	(4.88)		(0.13)		(4.03)	(7.29)	(3.81)

Total distributions	(4.88)		(0.19)		(4.03)	(7.29)	(3.81)

Net asset value, end of period	$32.02		$29.81		$22.90	$36.08	$35.77

Total returnC	23.58%		31.00%		(25.38)%	21.47%	34.11%

Ratios and supplemental data:
Net assets, end of period	$2,281,303		$1,702,761		$1,102,933	$1,955,909	$2,212,193
Ratios to average net assets:
Expenses, before reimbursements and/or recoupments	1.15%		1.26%		1.36%	1.21%	1.27%
Expenses, net of reimbursements and/or recoupments	1.09%		1.09%		1.09%	1.10%	1.14%
Net investment (loss), before expense reimbursements and/or recoupments	(0.37)%		(0.32)%		(0.18)%	(0.40)%	(0.39)%
Net investment income (loss), net of reimbursements and/or recoupments	(0.31)%		(0.15)%		0.09%	(0.29)%	(0.26)%
Portfolio turnover rate	52%		78%		72%	57%	58%

A	On April 30, 2024 Bridgeway Capital Management, LLC was terminated and ceased managing assets of the Fund. On May 1, 2024, Numeric Investors LLC, began managing assets of the Fund.
B	Per share amounts have been calculated using the average shares method.
C

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

See accompanying notes

40

American Beacon Man Large Cap Growth FundSM

Financial Highlights

(For a share outstanding throughout the period)

	C Class
	Year Ended December 31,
	2024A	2023		2022	2021	2020

Net asset value, beginning of period	$27.20	$21.01		$33.81	$34.15	$28.53

Income (loss) from investment operations:
Net investment (loss)	(1.23)	(0.22	)B	(1.11)	(0.46)	(0.01)
Net gains (losses) on investments (both realized and unrealized)	7.48	6.54		(7.66)	7.41	9.44

Total income (loss) from investment operations	6.25	6.32		(8.77)	6.95	9.43

Less distributions:
Distributions from net realized gains	(4.88)	(0.13)		(4.03)	(7.29)	(3.81)

Total distributions	(4.88)	(0.13)		(4.03)	(7.29)	(3.81)

Net asset value, end of period	$28.57	$27.20		$21.01	$33.81	$34.15

Total returnC	22.75%	30.09%		(25.97)%	20.58%	33.04%

Ratios and supplemental data:
Net assets, end of period	$801,704	$1,110,747		$684,305	$2,109,687	$2,575,041
Ratios to average net assets:
Expenses, before reimbursements and/or recoupments	1.92%	2.01%		2.20%	1.95%	2.01%
Expenses, net of reimbursements and/or recoupments	1.83%	1.83%		1.83%	1.84%	1.87	%D
Net investment (loss), before expense reimbursements and/or recoupments	(1.16)%	(1.08)%		(1.04)%	(1.14)%	(1.14)%
Net investment (loss), net of reimbursements and/or recoupments	(1.07)%	(0.90)%		(0.67)%	(1.03)%	(1.00)%
Portfolio turnover rate	52%	78%		72%	57%	58%

A	On April 30, 2024 Bridgeway Capital Management, LLC was terminated and ceased managing assets of the Fund. On May 1, 2024, Numeric Investors LLC, began managing assets of the Fund.
B	Per share amounts have been calculated using the average shares method.
C

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

D	Expense ratios may exceed stated expense caps in Note 2 due to security lending expenses, which are not reimbursable under the agreement with the Manager.

See accompanying notes

41

American Beacon Man Large Cap Growth FundSM

Financial Highlights

(For a share outstanding throughout the period)

	R6 Class
	Year Ended December 31,
	2024A		2023	2022	2021	2020

Net asset value, beginning of period	$30.77		$23.59	$36.89	$36.31	$29.86

Income (loss) from investment operations:
Net investment income	0.00	B	0.07	0.12	0.03	0.04	C
Net gains (losses) on investments (both realized and unrealized)	7.48		7.34	(9.39)	7.84	10.29

Total income (loss) from investment operations	7.48		7.41	(9.27)	7.87	10.33

Less distributions:
Dividends from net investment income	(0.00	)B	(0.10)	-	-	(0.07)
Distributions from net realized gains	(4.88)		(0.13)	(4.03)	(7.29)	(3.81)

Total distributions	(4.88)		(0.23)	(4.03)	(7.29)	(3.88)

Net asset value, end of period	$33.37		$30.77	$23.59	$36.89	$36.31

Total returnD	24.12%		31.42%	(25.15)%	21.90%	34.58%

Ratios and supplemental data:
Net assets, end of period	$12,450,717		$11,358,272	$9,989,847	$18,361,929	$16,307,767
Ratios to average net assets:
Expenses, before reimbursements and/or recoupments	0.82%		0.92%	0.90%	0.88%	0.91%
Expenses, net of reimbursements and/or recoupments	0.77%		0.77%	0.76%	0.76%	0.76%
Net investment income (loss), before expense reimbursements and/or recoupments	(0.05)%		0.04%	0.29%	(0.06)%	(0.05)%
Net investment income, net of reimbursements and/or recoupments	0.00	%E	0.19%	0.43%	0.06%	0.10%
Portfolio turnover rate	52%		78%	72%	57%	58%

A	On April 30, 2024 Bridgeway Capital Management, LLC was terminated and ceased managing assets of the Fund. On May 1, 2024, Numeric Investors LLC, began managing assets of the Fund.
B	Amount represents less than $0.01 per share.
C	Per share amounts have been calculated using the average shares method.
D

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

E	Amount rounds to less than 0.005%.

See accompanying notes

42

American Beacon Man Large Cap Value FundSM

Financial Highlights

(For a share outstanding throughout the period)

	R5 ClassA
	Year Ended December 31,
	2024B	2023	2022	2021	2020

Net asset value, beginning of period	$23.18	$23.35	$26.55	$23.73	$27.14

Income (loss) from investment operations:
Net investment income	0.23	0.12	0.49	0.69	0.59
Net gains (losses) on investments (both realized and unrealized)	3.55	2.49	(2.55)	4.71	(1.48)

Total income (loss) from investment operations	3.78	2.61	(2.06)	5.40	(0.89)

Less distributions:
Dividends from net investment income	(0.34)	(0.53)	(0.56)	(1.59)	(0.00	)C
Distributions from net realized gains	(3.78)	(2.25)	(0.58)	(0.99)	(2.52)

Total distributions	(4.12)	(2.78)	(1.14)	(2.58)	(2.52)

Net asset value, end of period	$22.84	$23.18	$23.35	$26.55	$23.73

Total returnD	16.24%	11.25%	(7.74)%	22.93%	(3.05)%

Ratios and supplemental data:
Net assets, end of period	$79,563,790	$88,833,933	$220,554,216	$364,332,529	$445,009,590
Ratios to average net assets:
Expenses, before reimbursements and/or recoupments	0.81%	0.87%	0.81%	0.75%	0.75%
Expenses, net of reimbursements and/or recoupments	0.81%	0.87%	0.81%	0.74%	0.75%
Net investment income, before expense reimbursements and/or recoupments	1.06%	1.68%	1.81%	1.37%	1.76%
Net investment income, net of reimbursements and/or recoupments	1.06%	1.68%	1.81%	1.38%	1.76%
Portfolio turnover rate	64%	54%	54%	51%	43%

A	Prior to February 28, 2020, the R5 Class was known as Institutional Class.
B	On April 30, 2024 Bridgeway Capital Management, LLC was terminated and ceased managing assets of the Fund. On May 1, 2024, Numeric Investors LLC, began managing assets of the Fund.
C	Amount represents less than $0.01 per share.
D

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

See accompanying notes

43

American Beacon Man Large Cap Value FundSM

Financial Highlights

(For a share outstanding throughout the period)

	Y Class
	Year Ended December 31,
	2024A	2023	2022	2021	2020

Net asset value, beginning of period	$23.06	$23.24	$26.43	$23.63	$27.06

Income (loss) from investment operations:
Net investment income	0.25	0.42	0.48	0.89	0.67
Net gains (losses) on investments (both realized and unrealized)	3.48	2.17	(2.54)	4.46	(1.58)

Total income (loss) from investment operations	3.73	2.59	(2.06)	5.35	(0.91)

Less distributions:
Dividends from net investment income	(0.31)	(0.52)	(0.55)	(1.56)	(0.00	)B
Distributions from net realized gains	(3.78)	(2.25)	(0.58)	(0.99)	(2.52)

Total distributions	(4.09)	(2.77)	(1.13)	(2.55)	(2.52)

Net asset value, end of period	$22.70	$23.06	$23.24	$26.43	$23.63

Total returnC	16.13%	11.19%	(7.81)%	22.84%	(3.14)%

Ratios and supplemental data:
Net assets, end of period	$79,350,343	$91,172,593	$121,618,005	$191,459,312	$284,218,555
Ratios to average net assets:
Expenses, before reimbursements and/or recoupments	0.90%	0.94%	0.88%	0.82%	0.83%
Expenses, net of reimbursements and/or recoupments	0.90%	0.94%	0.87%	0.82%	0.83%
Net investment income, before expense reimbursements and/or recoupments	0.97%	1.59%	1.71%	1.29%	1.66%
Net investment income, net of reimbursements and/or recoupments	0.97%	1.59%	1.72%	1.29%	1.66%
Portfolio turnover rate	64%	54%	54%	51%	43%

A	On April 30, 2024 Bridgeway Capital Management, LLC was terminated and ceased managing assets of the Fund. On May 1, 2024, Numeric Investors LLC, began managing assets of the Fund.
B	Amount represents less than $0.01 per share.
C

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

See accompanying notes

44

American Beacon Man Large Cap Value FundSM

Financial Highlights

(For a share outstanding throughout the period)

	Investor Class
	Year Ended December 31,
	2024A	2023	2022	2021	2020

Net asset value, beginning of period	$22.99	$23.17	$26.35	$23.56	$27.05

Income (loss) from investment operations:
Net investment income	0.67	1.05	0.95	1.39	2.12
Net gains (losses) on investments (both realized and unrealized)	2.97	1.47	(3.07)	3.87	(3.09)

Total income (loss) from investment operations	3.64	2.52	(2.12)	5.26	(0.97)

Less distributions:
Dividends from net investment income	(0.23)	(0.45)	(0.48)	(1.48)	-
Distributions from net realized gains	(3.78)	(2.25)	(0.58)	(0.99)	(2.52)

Total distributions	(4.01)	(2.70)	(1.06)	(2.47)	(2.52)

Net asset value, end of period	$22.62	$22.99	$23.17	$26.35	$23.56

Total returnB	15.78%	10.92%	(8.04)%	22.51%	(3.36)%

Ratios and supplemental data:
Net assets, end of period	$47,734,675	$55,177,185	$68,797,588	$96,839,009	$121,683,174
Ratios to average net assets:
Expenses, before reimbursements and/or recoupments	1.19%	1.18%	1.13%	1.08%	1.10%
Expenses, net of reimbursements and/or recoupments	1.19%	1.18%	1.13%	1.08%	1.10%
Net investment income, before expense reimbursements and/or recoupments	0.68%	1.36%	1.46%	1.04%	1.44%
Net investment income, net of reimbursements and/or recoupments	0.68%	1.36%	1.46%	1.04%	1.44%
Portfolio turnover rate	64%	54%	54%	51%	43%

A	On April 30, 2024 Bridgeway Capital Management, LLC was terminated and ceased managing assets of the Fund. On May 1, 2024, Numeric Investors LLC, began managing assets of the Fund.
B

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

See accompanying notes

45

American Beacon Man Large Cap Value FundSM

Financial Highlights

(For a share outstanding throughout the period)

	A Class
	Year Ended December 31,
	2024A	2023	2022	2021	2020

Net asset value, beginning of period	$22.81	$23.02	$26.18	$23.43	$26.92

Income (loss) from investment operations:
Net investment income	0.17	0.36	0.41	0.45	0.84
Net gains (losses) on investments (both realized and unrealized)	3.45	2.12	(2.50)	4.78	(1.81)

Total income (loss) from investment operations	3.62	2.48	(2.09)	5.23	(0.97)

Less distributions:
Dividends from net investment income	(0.25)	(0.44)	(0.49)	(1.49)	-
Distributions from net realized gains	(3.78)	(2.25)	(0.58)	(0.99)	(2.52)

Total distributions	(4.03)	(2.69)	(1.07)	(2.48)	(2.52)

Net asset value, end of period	$22.40	$22.81	$23.02	$26.18	$23.43

Total returnB	15.80%	10.81%	(8.00)%	22.51%	(3.38)%

Ratios and supplemental data:
Net assets, end of period	$23,827,119	$18,676,222	$19,853,284	$26,438,159	$24,734,491
Ratios to average net assets:
Expenses, before reimbursements and/or recoupments	1.20%	1.23%	1.12%	1.08%	1.10%
Expenses, net of reimbursements and/or recoupments	1.20%	1.23%	1.12%	1.07%	1.10%
Net investment income, before expense reimbursements and/or recoupments	0.68%	1.30%	1.47%	1.05%	1.40%
Net investment income, net of reimbursements and/or recoupments	0.68%	1.30%	1.47%	1.06%	1.40%
Portfolio turnover rate	64%	54%	54%	51%	43%

A	On April 30, 2024 Bridgeway Capital Management, LLC was terminated and ceased managing assets of the Fund. On May 1, 2024, Numeric Investors LLC, began managing assets of the Fund.
B

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

See accompanying notes

46

American Beacon Man Large Cap Value FundSM

Financial Highlights

(For a share outstanding throughout the period)

	C Class
	Year Ended December 31,
	2024A	2023		2022		2021	2020

Net asset value, beginning of period	$21.84	$22.11		$25.17		$22.60	$26.25

Income (loss) from investment operations:
Net investment income (loss)	(1.84)	0.13	B	0.17	B	0.21	0.22
Net gains (losses) on investments (both realized and unrealized)	5.12	2.09		(2.37)		4.63	(1.35)

Total income (loss) from investment operations	3.28	2.22		(2.20)		4.84	(1.13)

Less distributions:
Dividends from net investment income	-	(0.24)		(0.28)		(1.28)	-
Distributions from net realized gains	(3.78)	(2.25)		(0.58)		(0.99)	(2.52)

Total distributions	(3.78)	(2.49)		(0.86)		(2.27)	(2.52)

Net asset value, end of period	$21.34	$21.84		$22.11		$25.17	$22.60

Total returnC	14.96%	10.08%		(8.73)%		21.58%	(4.08)%

Ratios and supplemental data:
Net assets, end of period	$7,218,739	$16,771,478		$20,717,120		$29,384,166	$30,186,523
Ratios to average net assets:
Expenses, before reimbursements and/or recoupments	1.93%	1.94%		1.88%		1.84%	1.83%
Expenses, net of reimbursements and/or recoupments	1.93%	1.94%		1.88%		1.83%	1.83%
Net investment income (loss), before expense reimbursements and/or recoupments	(0.07)%	0.59%		0.72%		0.28%	0.69%
Net investment income (loss), net of reimbursements and/or recoupments	(0.07)%	0.59%		0.72%		0.29%	0.69%
Portfolio turnover rate	64%	54%		54%		51%	43%

A	On April 30, 2024 Bridgeway Capital Management, LLC was terminated and ceased managing assets of the Fund. On May 1, 2024, Numeric Investors LLC, began managing assets of the Fund.
B	Per share amounts have been calculated using the average shares method.
C

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

See accompanying notes

47

American Beacon Man Large Cap Value FundSM

Financial Highlights

(For a share outstanding throughout the period)

	R6 Class
	Year Ended December 31,
	2024A		2023	2022		2021	2020

Net asset value, beginning of period	$23.14		$23.32	$26.53		$23.71	$27.12

Income (loss) from investment operations:
Net investment income	0.26	B	0.23	0.45	B	0.53	0.24
Net gains (losses) on investments (both realized and unrealized)	3.56		2.39	(2.50)		4.87	(1.12)

Total income (loss) from investment operations	3.82		2.62	(2.05)		5.40	(0.88)

Less distributions:
Dividends from net investment income	(0.32)		(0.55)	(0.58)		(1.59)	(0.01)
Distributions from net realized gains	(3.78)		(2.25)	(0.58)		(0.99)	(2.52)

Total distributions	(4.10)		(2.80)	(1.16)		(2.58)	(2.53)

Net asset value, end of period	$22.86		$23.14	$23.32		$26.53	$23.71

Total returnC	16.49%		11.29%	(7.74)%		22.99%	(3.03)%

Ratios and supplemental data:
Net assets, end of period	$2,016,701		$23,587,323	$25,796,145		$71,972,572	$97,789,536
Ratios to average net assets:
Expenses, before reimbursements and/or recoupments	0.81%		0.84%	0.77%		0.72%	0.73%
Expenses, net of reimbursements and/or recoupments	0.81%		0.84%	0.77%		0.72%	0.73%
Net investment income, before expense reimbursements and/or recoupments	1.05%		1.71%	1.81%		1.39%	1.77%
Net investment income, net of reimbursements and/or recoupments	1.05%		1.71%	1.81%		1.39%	1.77%
Portfolio turnover rate	64%		54%	54%		51%	43%

A	On April 30, 2024 Bridgeway Capital Management, LLC was terminated and ceased managing assets of the Fund. On May 1, 2024, Numeric Investors LLC, began managing assets of the Fund.
B	Per share amounts have been calculated using the average shares method.
C

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

See accompanying notes

48

American Beacon FundsSM

Federal Tax Information

December 31, 2024 (Unaudited)

Certain tax information regarding the Funds is required to be provided to shareholders based upon the Funds’ income and distributions for the taxable year ended December 31, 2024. The information and distributions reported herein may differ from information and distributions taxable to the shareholders for the calendar year ended December 31, 2024.

The Funds designated the following items with regard to distributions paid during the fiscal year ended December 31, 2024. All designations are based on financial information available as of this annual report and, accordingly, are subject to change. For each item, it is the intention of the Funds to designate the maximum amount permitted under the Internal Revenue Code of 1986, as amended, and the regulations there under.

Corporate Dividends-Received Deduction:

Man Large Cap Growth	20.04%
Man Large Cap Value	28.21%

Qualified Dividend Income:

Man Large Cap Growth	22.16%
Man Large Cap Value	30.05%

Long-Term Capital Gain Distributions:

Man Large Cap Growth	$22,663,796
Man Large Cap Value	$27,076,297

Short-Term Capital Gain Distributions:

Man Large Cap Growth	$5,971,380
Man Large Cap Value	$14,475,024

Shareholders received notification in January 2025 of the applicable tax information necessary to prepare their 2024 income tax returns.

49

Delivery of Documents

If you invest in the Fund through a financial institution, you may be able to receive the Fund’s regulatory mailings, such as the Prospectus, Annual Report, Semi-Annual Report and Financial Statement Reports, by e-mail. If you are interested in this option, please go to www.icsdelivery.com and search for your financial institution’s name or contact your financial institution directly.

You may request a paper copy of this document at no charge by contacting your financial institution. This document is also available for download at www.americanbeaconfunds.com or you can request an electronic copy by contacting your financial institution.

To obtain more information about the Fund:

By E-mail:	On the Internet:
american_beacon.funds@ambeacon.com	Visit our website at www.americanbeaconfunds.com

By Telephone: Call (800) 658-5811	By Mail: American Beacon Funds P.O. Box 219643 Kansas City, MO 64121-9643

Fund Service Providers:

CUSTODIAN State Street Bank and Trust Company Boston, Massachusetts	TRANSFER AGENT SS&C GIDS, Inc. Quincy, Massachusetts	INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM PricewaterhouseCoopers LLP Boston, Massachusetts	DISTRIBUTOR Resolute Investment Distributors, Inc. Irving, Texas

This report is prepared for shareholders of the American Beacon Funds and may be distributed to others only if preceded or accompanied by a current Prospectus or Summary Prospectus.

American Beacon Funds, American Beacon Man Large Cap Growth Fund, and American Beacon Man Large Cap Value Fund are service marks of American Beacon Advisors, Inc.

AR 12/24

American Beacon®
FUNDS

2024

ANNUAL
FINANCIAL STATEMENTS

December 31, 2024

STEPHENS MID-CAP GROWTH FUND

STEPHENS SMALL CAP GROWTH FUND

Stephens 1224

American Beacon Funds

Although information has been compiled from reliable sources, American Beacon Advisors, Inc. makes no representation as to the completeness or accuracy of the statements contained herein. All information is as of the end of the reporting period, unless noted otherwise, and is subject to change. Each Fund’s portfolio composition will change depending on economic and market conditions.

American Beacon Funds	December 31, 2024

Additional Fund Information	Back Cover

American Beacon FundsSM

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of American Beacon Funds and Shareholders of American Beacon Stephens Mid-Cap Growth Fund and American Beacon Stephens Small Cap Growth Fund

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of American Beacon Stephens Mid-Cap Growth Fund and American Beacon Stephens Small Cap Growth Fund (two of the funds constituting American Beacon Funds, hereafter collectively referred to as the “Funds”) as of December 31, 2024, the related statements of operations for the year ended December 31, 2024, the statements of changes in net assets for each of the two years in the period ended December 31, 2024, including the related notes, and the financial highlights for each of the three years in the period ended December 31, 2024 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of December 31, 2024, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended December 31, 2024 and each of the financial highlights for the three years in the period ended December 31, 2024 in conformity with accounting principles generally accepted in the United States of America.

The financial statements of the Funds as of and for the year ended December 31, 2021 and the financial highlights for each of the periods ended on or prior to December 31, 2021 (not presented herein, other than the financial highlights) were audited by other auditors whose report dated February 28, 2022 expressed an unqualified opinion on those financial statements and financial highlights.

Basis for Opinions

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2024 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

/s/PricewaterhouseCoopers LLP

Boston, Massachusetts

February 27, 2025

We have served as the auditor of one or more investment companies in the American Beacon family of funds since 2016.

1

American Beacon Stephens Mid-Cap Growth FundSM

Schedule of Investments

December 31, 2024

	Shares	Fair Value

COMMON STOCKS - 96.75%

Communication Services - 8.68%

Entertainment - 7.00%
Electronic Arts, Inc.	81,214	$11,881,608
Live Nation Entertainment, Inc.A	101,834	13,187,503
Spotify Technology SAA	37,195	16,640,299
Take-Two Interactive Software, Inc.A	77,770	14,315,902

		56,025,312

Interactive Media & Services - 0.36%
Reddit, Inc., Class AA	17,523	2,863,959

Media - 1.32%
Trade Desk, Inc., Class AA	89,691	10,541,383

Total Communication Services		69,430,654

Consumer Discretionary - 9.95%

Distributors - 0.68%
Pool Corp.	15,920	5,427,765

Diversified Consumer Services - 0.90%
Bright Horizons Family Solutions, Inc.A	64,896	7,193,722

Hotels, Restaurants & Leisure - 2.34%
Domino’s Pizza, Inc.	24,478	10,274,885
Wingstop, Inc.	30,018	8,531,116

		18,806,001

Specialty Retail - 4.84%
Burlington Stores, Inc.A	53,843	15,348,485
Five Below, Inc.A	62,345	6,543,731
Ross Stores, Inc.	73,418	11,105,941
Tractor Supply Co.	106,625	5,657,522

		38,655,679

Textiles, Apparel & Luxury Goods - 1.19%
Deckers Outdoor Corp.A	47,055	9,556,400

Total Consumer Discretionary		79,639,567

Consumer Staples - 0.20%

Beverages - 0.20%
Celsius Holdings, Inc.A	60,201	1,585,694

Energy - 4.38%

Energy Equipment & Services - 1.08%
Baker Hughes Co.	210,693	8,642,627

Oil, Gas & Consumable Fuels - 3.30%
Coterra Energy, Inc.	236,583	6,042,330
Diamondback Energy, Inc.	50,487	8,271,285
Expand Energy Corp.	121,545	12,099,805

		26,413,420

Total Energy		35,056,047

Financials - 8.86%

Capital Markets - 4.23%
Evercore, Inc., Class A	27,371	7,586,968
MarketAxess Holdings, Inc.	18,038	4,077,310
Robinhood Markets, Inc., Class AA	149,705	5,578,008
Tradeweb Markets, Inc., Class A	126,559	16,569,104

		33,811,390

See accompanying notes

2

American Beacon Stephens Mid-Cap Growth FundSM

Schedule of Investments

December 31, 2024

	Shares	Fair Value

COMMON STOCKS - 96.75% (continued)

Financials - 8.86% (continued)

Consumer Finance - 0.97%
FirstCash Holdings, Inc.	74,603	$7,728,871

Financial Services - 1.25%
Toast, Inc., Class AA	275,007	10,024,005

Insurance - 2.41%
Kinsale Capital Group, Inc.	17,977	8,361,642
Ryan Specialty Holdings, Inc.	171,434	10,999,205

		19,360,847

Total Financials		70,925,113

Health Care - 14.80%

Biotechnology - 1.38%
Exelixis, Inc.A	332,187	11,061,827

Health Care Equipment & Supplies - 5.73%
Dexcom, Inc.A	105,580	8,210,957
Hologic, Inc.A	99,116	7,145,272
IDEXX Laboratories, Inc.A	17,634	7,290,601
Insulet Corp.A	32,478	8,479,032
ResMed, Inc.	49,666	11,358,118
Tandem Diabetes Care, Inc.A	91,907	3,310,490

		45,794,470

Health Care Providers & Services - 2.35%
Acadia Healthcare Co., Inc.A	110,828	4,394,330
HealthEquity, Inc.A	83,571	8,018,637
Henry Schein, Inc.A	92,609	6,408,543

		18,821,510

Health Care Technology - 0.88%
Veeva Systems, Inc., Class AA	33,600	7,064,400

Life Sciences Tools & Services - 4.46%
Bio-Techne Corp.	105,337	7,587,424
ICON PLCA	55,414	11,620,870
Illumina, Inc.A	35,501	4,743,999
Medpace Holdings, Inc.A	14,422	4,791,421
Repligen Corp.A	48,184	6,935,605

		35,679,319

Total Health Care		118,421,526

Industrials - 18.93%

Aerospace & Defense - 5.13%
Axon Enterprise, Inc.A	31,202	18,543,973
BWX Technologies, Inc.	39,745	4,427,196
HEICO Corp., Class A	54,426	10,127,590
L3Harris Technologies, Inc.	37,696	7,926,715

		41,025,474

Building Products - 0.50%
Trex Co., Inc.A	58,129	4,012,645

Commercial Services & Supplies - 1.99%
Copart, Inc.A	277,297	15,914,075

See accompanying notes

3

American Beacon Stephens Mid-Cap Growth FundSM

Schedule of Investments

December 31, 2024

	Shares	Fair Value

COMMON STOCKS - 96.75% (continued)

Industrials - 18.93% (continued)

Electrical Equipment - 4.26%
Generac Holdings, Inc.A	35,089	$5,440,549
Hubbell, Inc.	18,703	7,834,500
Rockwell Automation, Inc.	33,446	9,558,532
Vertiv Holdings Co., Class A	99,481	11,302,036

		34,135,617

Ground Transportation - 1.62%
JB Hunt Transport Services, Inc.	37,305	6,366,471
Saia, Inc.A	14,420	6,571,627

		12,938,098

Machinery - 1.15%
RBC Bearings, Inc.A	30,628	9,162,060

Professional Services - 2.87%
FTI Consulting, Inc.A	50,854	9,719,725
Verisk Analytics, Inc.	48,254	13,290,599

		23,010,324

Trading Companies & Distributors - 1.41%
Fastenal Co.	115,913	8,335,304
SiteOne Landscape Supply, Inc.A	22,339	2,943,610

		11,278,914

Total Industrials		151,477,207

Information Technology - 29.28%

Electronic Equipment, Instruments & Components - 1.83%
Cognex Corp.	112,819	4,045,689
Coherent Corp.A	49,596	4,698,229
Keysight Technologies, Inc.A	36,787	5,909,096

		14,653,014

IT Services - 2.23%
Globant SAA	30,706	6,583,981
MongoDB, Inc.A	21,787	5,072,231
Okta, Inc.A	79,080	6,231,504

		17,887,716

Semiconductors & Semiconductor Equipment - 4.44%
Lattice Semiconductor Corp.A	92,053	5,214,802
Marvell Technology, Inc.	133,434	14,737,785
Microchip Technology, Inc.	129,459	7,424,474
Teradyne, Inc.	64,991	8,183,667

		35,560,728

Software - 19.79%
ANSYS, Inc.A	16,509	5,568,981
Aspen Technology, Inc.A	35,779	8,931,512
Autodesk, Inc.A	20,710	6,121,255
Cadence Design Systems, Inc.A	44,283	13,305,270
Crowdstrike Holdings, Inc., Class AA	18,912	6,470,930
CyberArk Software Ltd.A	21,147	7,045,123
Fortinet, Inc.A	69,931	6,607,081
Gitlab, Inc., Class AA	97,204	5,477,445
Guidewire Software, Inc.A	93,101	15,694,967
Manhattan Associates, Inc.A	52,016	14,056,804
Monday.com Ltd.A	17,602	4,144,215
Nutanix, Inc., Class AA	103,012	6,302,274

See accompanying notes

4

American Beacon Stephens Mid-Cap Growth FundSM

Schedule of Investments

December 31, 2024

	Shares	Fair Value

COMMON STOCKS - 96.75% (continued)

Information Technology - 29.28% (continued)

Software - 19.79% (continued)
Palantir Technologies, Inc., Class AA	290,044	$21,936,028
Palo Alto Networks, Inc.A	35,350	6,432,286
PTC, Inc.A	51,595	9,486,773
Roper Technologies, Inc.	14,111	7,335,603
Tyler Technologies, Inc.A	23,146	13,346,909

		158,263,456

Technology Hardware, Storage & Peripherals - 0.99%
Pure Storage, Inc., Class AA	129,451	7,952,175

Total Information Technology		234,317,089

Real Estate - 0.84%

Real Estate Management & Development - 0.84%
CoStar Group, Inc.A	93,892	6,721,728

Utilities - 0.83%

Independent Power & Renewable Electricity Producers - 0.83%
Vistra Corp.	48,060	6,626,032

Total Common Stocks (Cost $561,182,614)		774,200,657

FOREIGN COMMON STOCKS - 1.32% (Cost $5,182,919)

Energy - 1.32%

Energy Equipment & Services - 1.32%
TechnipFMC PLC	364,173	10,539,166

SHORT-TERM INVESTMENTS - 2.03% (Cost $16,210,936)

Investment Companies - 2.03%
American Beacon U.S. Government Money Market Select Fund, 4.33%B C	16,210,936	16,210,936

TOTAL INVESTMENTS - 100.10% (Cost $582,576,469)		800,950,759
LIABILITIES, NET OF OTHER ASSETS - (0.10)%		(795,304)

TOTAL NET ASSETS - 100.00%		$800,155,455

Percentages are stated as a percent of net assets.

A Non-income producing security.

B The Fund is affiliated by having the same investment advisor.

C 7-day yield.

PLC - Public Limited Company.

The Fund’s investments are summarized by level based on the inputs used to determine their values. As of December 31, 2024, the investments were classified as described below:

Stephens Mid-Cap Growth Fund	Level 1	Level 2	Level 3	Total
Assets
Common Stocks	$774,200,657	$-	$-	$774,200,657
Foreign Common Stocks	10,539,166	-	-	10,539,166
Short-Term Investments	16,210,936	-	-	16,210,936

Total Investments in Securities - Assets	$800,950,759	$-	$-	$800,950,759

U.S. GAAP requires transfers between all levels to/from level 3 be disclosed. During the year ended December 31, 2024, there were no transfers into or out of Level 3.

See accompanying notes

5

American Beacon Stephens Small Cap Growth FundSM

Schedule of Investments

December 31, 2024

	Shares	Fair Value

COMMON STOCKS - 93.75%

Communication Services - 1.01%

Media - 1.01%
Magnite, Inc.A B	232,196	$3,696,560

Consumer Discretionary - 10.72%

Broadline Retail - 1.34%
Ollie’s Bargain Outlet Holdings, Inc.A	44,409	4,873,000

Diversified Consumer Services - 0.99%
Bright Horizons Family Solutions, Inc.A	32,523	3,605,174

Hotels, Restaurants & Leisure - 3.66%
First Watch Restaurant Group, Inc.A B	164,249	3,056,674
Papa John’s International, Inc.B	82,470	3,387,043
Sweetgreen, Inc., Class AA	92,286	2,958,689
Wingstop, Inc.	13,844	3,934,465

		13,336,871

Household Durables - 0.55%
Installed Building Products, Inc.	11,421	2,001,530

Specialty Retail - 4.18%
Academy Sports & Outdoors, Inc.B	77,260	4,444,768
Boot Barn Holdings, Inc.A	19,031	2,889,286
Five Below, Inc.A	31,703	3,327,547
Revolve Group, Inc.A	136,647	4,576,308

		15,237,909

Total Consumer Discretionary		39,054,484

Consumer Staples - 2.91%

Beverages - 0.21%
Celsius Holdings, Inc.A	28,798	758,540

Consumer Staples Distribution & Retail - 0.64%
Chefs’ Warehouse, Inc.A	47,572	2,346,251

Personal Products - 2.06%
BellRing Brands, Inc.A	99,556	7,500,549

Total Consumer Staples		10,605,340

Energy - 4.67%

Energy Equipment & Services - 0.40%
Solaris Energy Infrastructure, Inc.	50,572	1,455,462

Oil, Gas & Consumable Fuels - 4.27%
Expand Energy Corp.	46,139	4,593,137
Magnolia Oil & Gas Corp., Class A	172,137	4,024,563
Viper Energy, Inc.	141,435	6,940,216

		15,557,916

Total Energy		17,013,378

Financials - 11.33%

Capital Markets - 2.67%
MarketAxess Holdings, Inc.	5,763	1,302,668
Piper Sandler Cos.	15,305	4,590,735
Virtu Financial, Inc., Class A	107,052	3,819,615

		9,713,018

See accompanying notes

6

American Beacon Stephens Small Cap Growth FundSM

Schedule of Investments

December 31, 2024

	Shares	Fair Value

COMMON STOCKS - 93.75% (continued)

Financials - 11.33% (continued)

Consumer Finance - 3.87%
Encore Capital Group, Inc.A	88,896	$4,246,562
EZCORP, Inc., Class AA	399,593	4,883,026
FirstCash Holdings, Inc.	48,126	4,985,854

		14,115,442

Financial Services - 0.74%
Toast, Inc., Class AA	73,796	2,689,864

Insurance - 4.05%
Kinsale Capital Group, Inc.	8,205	3,816,392
Palomar Holdings, Inc.A	50,964	5,381,289
Ryan Specialty Holdings, Inc.	86,618	5,557,411

		14,755,092

Total Financials		41,273,416

Health Care - 17.28%

Biotechnology - 2.61%
Exelixis, Inc.A	157,125	5,232,263
Halozyme Therapeutics, Inc.A	89,272	4,268,094

		9,500,357

Health Care Equipment & Supplies - 3.42%
Globus Medical, Inc., Class AA	36,287	3,001,298
Insulet Corp.A	3,569	931,759
iRhythm Technologies, Inc.A	34,972	3,153,425
Neogen Corp.A B	182,636	2,217,201
Tandem Diabetes Care, Inc.A	86,885	3,129,598

		12,433,281

Health Care Providers & Services - 2.52%
Acadia Healthcare Co., Inc.A	78,476	3,111,573
HealthEquity, Inc.A	63,401	6,083,326

		9,194,899

Health Care Technology - 1.34%
HealthStream, Inc.	78,342	2,491,276
Schrodinger, Inc.A B	124,031	2,392,558

		4,883,834

Life Sciences Tools & Services - 4.86%
Azenta, Inc.A	60,161	3,008,050
Bio-Techne Corp.	40,741	2,934,574
BioLife Solutions, Inc.A	117,597	3,052,818
ICON PLCA	7,344	1,540,110
Medpace Holdings, Inc.A	10,136	3,367,483
OmniAb, Inc.A C D	25,374	0
Repligen Corp.A	26,384	3,797,713

		17,700,748

Pharmaceuticals - 2.53%
Ligand Pharmaceuticals, Inc.A	46,013	4,930,293
Supernus Pharmaceuticals, Inc.A	119,298	4,313,816

		9,244,109

Total Health Care		62,957,228

See accompanying notes

7

American Beacon Stephens Small Cap Growth FundSM

Schedule of Investments

December 31, 2024

	Shares	Fair Value

COMMON STOCKS - 93.75% (continued)

Industrials - 20.67%

Aerospace & Defense - 7.03%
AeroVironment, Inc.A B	33,172	$5,104,839
BWX Technologies, Inc.	23,041	2,566,537
HEICO Corp., Class A	24,819	4,618,320
Kratos Defense & Security Solutions, Inc.A	278,549	7,348,123
Leonardo DRS, Inc.A	184,960	5,976,058

		25,613,877

Air Freight & Logistics - 0.95%
Hub Group, Inc., Class A	77,361	3,447,206

Building Products - 3.06%
AAON, Inc.	37,919	4,462,308
AZEK Co., Inc.A	71,984	3,417,080
Trex Co., Inc.A	47,688	3,291,903

		11,171,291

Commercial Services & Supplies - 1.70%
Montrose Environmental Group, Inc.A	112,108	2,079,603
VSE Corp.	43,345	4,122,109

		6,201,712

Construction & Engineering - 0.48%
Ameresco, Inc., Class AA B	74,290	1,744,329

Electrical Equipment - 1.45%
Generac Holdings, Inc.A	10,872	1,685,704
Powell Industries, Inc.B	16,302	3,613,338

		5,299,042

Machinery - 2.27%
Lindsay Corp.	21,194	2,507,462
RBC Bearings, Inc.A	19,273	5,765,325

		8,272,787

Professional Services - 2.75%
FTI Consulting, Inc.A	23,226	4,439,185
ICF International, Inc.	21,323	2,541,915
Maximus, Inc.	40,575	3,028,924

		10,010,024

Trading Companies & Distributors - 0.98%
SiteOne Landscape Supply, Inc.A	27,070	3,567,014

Total Industrials		75,327,282

Information Technology - 24.06%

Communications Equipment - 0.96%
Ciena Corp.A	41,365	3,508,166

Electronic Equipment, Instruments & Components - 1.13%
Cognex Corp.	49,252	1,766,177
nLight, Inc.A	224,602	2,356,075

		4,122,252

IT Services - 0.82%
Globant SAA	13,947	2,990,516

See accompanying notes

8

American Beacon Stephens Small Cap Growth FundSM

Schedule of Investments

December 31, 2024

	Shares	Fair Value

COMMON STOCKS - 93.75% (continued)

Information Technology - 24.06% (continued)

Semiconductors & Semiconductor Equipment - 5.11%
Ambarella, Inc.A	33,219	$2,416,350
Lattice Semiconductor Corp.A	43,454	2,461,669
MACOM Technology Solutions Holdings, Inc.A	31,297	4,065,793
Onto Innovation, Inc.A	17,965	2,994,227
Power Integrations, Inc.	34,317	2,117,359
Rambus, Inc.A	45,078	2,382,823
Silicon Laboratories, Inc.A	17,460	2,168,881

		18,607,102

Software - 15.27%
Agilysys, Inc.A	12,382	1,630,833
Altair Engineering, Inc., Class AA	18,200	1,985,802
Aspen Technology, Inc.A	6,589	1,644,812
Braze, Inc., Class AA	48,228	2,019,789
Clearwater Analytics Holdings, Inc., Class AA	105,736	2,909,855
CyberArk Software Ltd.A	24,289	8,091,880
Guidewire Software, Inc.A	29,099	4,905,509
Intapp, Inc.A	50,721	3,250,709
Manhattan Associates, Inc.A	23,422	6,329,561
PROS Holdings, Inc.A	116,495	2,558,230
Rubrik, Inc., Class AA	63,623	4,158,399
SentinelOne, Inc., Class AA	113,506	2,519,833
SPS Commerce, Inc.A	27,235	5,010,968
Tenable Holdings, Inc.A	68,415	2,694,183
Varonis Systems, Inc.A	95,183	4,228,981
Zeta Global Holdings Corp., Class AA	94,979	1,708,672

		55,648,016

Technology Hardware, Storage & Peripherals - 0.77%
Pure Storage, Inc., Class AA	45,472	2,793,345

Total Information Technology		87,669,397

Materials - 1.10%

Chemicals - 1.10%
Balchem Corp.	24,489	3,991,585

Total Common Stocks (Cost $219,761,028)		341,588,670

FOREIGN COMMON STOCKS - 4.73%

Consumer Discretionary - 0.39%

Broadline Retail - 0.39%
Global-e Online Ltd.A	25,767	1,405,074

Energy - 1.32%

Energy Equipment & Services - 1.32%
TechnipFMC PLC	165,500	4,789,570

Industrials - 0.97%

Machinery - 0.97%
Kornit Digital Ltd.A	114,586	3,546,437

Information Technology - 2.05%

Electronic Equipment, Instruments & Components - 0.55%
FabrinetA	9,156	2,013,221

See accompanying notes

9

American Beacon Stephens Small Cap Growth FundSM

Schedule of Investments

December 31, 2024

	Shares	Fair Value

FOREIGN COMMON STOCKS - 4.73% (continued)

Information Technology - 2.05% (continued)

Software - 1.50%
Descartes Systems Group, Inc.A	48,163	$5,471,317

Total Information Technology		7,484,538

Total Foreign Common Stocks (Cost $11,623,569)		17,225,619

SHORT-TERM INVESTMENTS - 1.66% (Cost $6,060,205)

Investment Companies - 1.66%
American Beacon U.S. Government Money Market Select Fund, 4.33%E F	6,060,205	6,060,205

TOTAL INVESTMENTS - 100.14% (Cost $237,444,802)		364,874,494
LIABILITIES, NET OF OTHER ASSETS - (0.14)%		(492,315)

TOTAL NET ASSETS - 100.00%		$364,382,179

Percentages are stated as a percent of net assets.

A Non-income producing security.

B All or a portion of this security is on loan, collateralized by either cash and/or U.S. Treasuries at December 31, 2024 (Note 8).

C Value was determined using significant unobservable inputs.

D Security has been fair valued pursuant to the Manager’s procedures related to pricing that is not available after the close of exchange or the available price does not reflect the security’s true market value. At period end, the value of these securities amounted to $0 or 0.00% of net assets.

E The Fund is affiliated by having the same investment advisor.

F 7-day yield.

PLC - Public Limited Company.

The Fund’s investments are summarized by level based on the inputs used to determine their values. As of December 31, 2024, the investments were classified as described below:

Stephens Small Cap Growth Fund	Level 1	Level 2	Level 3		Total
Assets
Common Stocks	$341,588,670	$-	$0	(1)	$341,588,670
Foreign Common Stocks	17,225,619	-	-		17,225,619
Short-Term Investments	6,060,205	-	-		6,060,205

Total Investments in Securities - Assets	$364,874,494	$-	$0	(1)	$364,874,494

(1)	Includes investments held in the Fund’s portfolio with $0 fair value.

U.S. GAAP requires transfers between all levels to/from level 3 be disclosed. During the year ended December 31, 2024, there were no material transfers into or out of Level 3.

See accompanying notes

10

American Beacon FundsSM

Statements of Assets and Liabilities

December 31, 2024

	Stephens Mid-Cap Growth Fund	Stephens Small Cap Growth Fund
Assets:
Investments in unaffiliated securities, at fair value† §	$784,739,823	$358,814,289
Investments in affiliated securities, at fair value‡	16,210,936	6,060,205
Dividends and interest receivable	76,486	60,643
Receivable for fund shares sold	1,286,201	473,129
Receivable for expense reimbursement (Note 2)	9,102	33,539
Prepaid expenses	39,679	35,424

Total assets	802,362,227	365,477,229

Liabilities:
Payable for investments purchased	1,084,137	473,889
Payable for fund shares redeemed	401,249	203,661
Management and sub-advisory fees payable (Note 2)	568,861	299,158
Service fees payable (Note 2)	12,894	13,127
Transfer agent fees payable (Note 2)	20,096	15,758
Custody and fund accounting fees payable	24,330	17,014
Professional fees payable	52,217	46,718
Trustee fees payable (Note 2)	365	197
Payable for prospectus and shareholder reports	36,610	22,181
Other liabilities	6,013	3,347

Total liabilities	2,206,772	1,095,050

Commitments and contingent liabilities (Note 2)

Net assets	$800,155,455	$364,382,179

Analysis of net assets:
Paid-in-capital	$570,888,792	$226,966,044
Total distributable earnings (deficits)A	229,266,663	137,416,135

Net assets	$800,155,455	$364,382,179

See accompanying notes

11

American Beacon FundsSM

Statements of Assets and Liabilities

December 31, 2024

	Stephens Mid-Cap Growth Fund	Stephens Small Cap Growth Fund
Shares outstanding at no par value (unlimited shares authorized):
R5 Class	17,400,759	14,801,740

Y Class	1,580,932	3,054,686

Investor Class	961,593	3,008,114

A Class	198,970	407,338

C Class	78,725	90,079

R6 Class	941,798	3,834,973

Net assets:
R5 Class	$666,887,131	$220,665,620

Y Class	$59,837,617	$44,637,961

Investor Class	$29,208,326	$36,158,013

A Class	$5,999,749	$4,771,737

C Class	$2,081,631	$817,857

R6 Class	$36,141,001	$57,330,991

Net asset value, offering and redemption price per share:
R5 Class	$38.33	$14.91

Y Class	$37.85	$14.61

Investor Class	$30.37	$12.02

A Class	$30.15	$11.71

A Class (offering price)	$31.99	$12.42

C Class	$26.44	$9.08

R6 Class	$38.37	$14.95

† Cost of investments in unaffiliated securities	$566,365,533	$231,384,597
‡ Cost of investments in affiliated securities	$16,210,936	$6,060,205
§ Fair value of securities on loan	$-	$19,707,313

A The Fund’s investments in affiliated securities did not have unrealized appreciation (depreciation) at year end.

See accompanying notes

12

American Beacon FundsSM

Statements of Operations

For the year ended December 31, 2024

	Stephens Mid-Cap Growth FundA	Stephens Small Cap Growth FundA
Investment income:
Dividend income from unaffiliated securities	$3,428,886	$1,343,898
Dividend income from affiliated securities (Note 2)	1,261,781	513,257
Interest income	8,833	10,074
Income derived from securities lending (Note 8)	9,936	11,329

Total investment income	4,709,436	1,878,558

Expenses:
Management and sub-advisory fees (Note 2)	6,054,942	3,177,862
Transfer agent fees (Note 2):
R5 Class (Note 2)	95,433	88,919
Y Class (Note 2)	56,221	28,251
Investor Class	2,781	3,207
A Class	421	494
C Class	121	67
R6 Class	2,304	2,846
Custody and fund accounting fees	112,192	70,225
Professional fees	109,620	74,377
Registration fees and expenses	117,314	101,758
Service fees (Note 2):
Investor Class	94,530	125,463
A Class	15,519	13,619
C Class	1,466	613
Distribution fees (Note 2):
A Class	15,641	13,361
C Class	21,220	7,574
Prospectus and shareholder report expenses	54,348	30,349
Trustee fees (Note 2)	73,206	33,245
Loan interest expense (Note 2)	-	12,692
Line of credit interest expense (Note 9)	8,978	4,117
Other expenses	107,246	57,559

Total expenses	6,943,503	3,846,598

Net fees waived and expenses (reimbursed) (Note 2)A	(61,148)	(323,604)

Net expenses	6,882,355	3,522,994

Net investment (loss)	(2,172,919)	(1,644,436)

Realized and unrealized gain from investments:
Net realized gain from:
Investments in unaffiliated securitiesB	43,767,524	45,759,565
Change in net unrealized appreciation of:
Investments in unaffiliated securitiesC	51,931,722	5,349,793

Net gain from investments	95,699,246	51,109,358

Net increase in net assets resulting from operations	$93,526,327	$49,464,922

A The Manager voluntarily reimbursed service fees in the amount of $1,155 and $11,273, for Stephens Mid-Cap Growth Fund and Stephens Small Cap Growth Fund, respectively.
B The Fund did not recognize net realized gains (losses) from the sale of investments in affiliated securities.
C The Fund’s investments in affiliated securities did not have a change in unrealized appreciation (depreciation) at year end.

See accompanying notes

13

American Beacon FundsSM

Statements of Changes in Net Assets

	Stephens Mid-Cap Growth Fund		Stephens Small Cap Growth Fund
	Year Ended December 31, 2024	Year Ended December 31, 2023	Year Ended December 31, 2024	Year Ended December 31, 2023
Increase (decrease) in net assets:
Operations:
Net investment (loss)	$(2,172,919)	$(1,566,663)	$(1,644,436)	$(1,620,423)
Net realized gain (loss) from investments in unaffiliated securities	43,767,524	12,193,915	45,759,565	(5,047,922)
Change in net unrealized appreciation of investments in unaffiliated securities	51,931,722	118,214,377	5,349,793	59,263,396

Net increase in net assets resulting from operations	93,526,327	128,841,629	49,464,922	52,595,051

Distributions to shareholders:
Total retained earnings:
R5 Class	(25,125,555)	-	(13,995,053)	(2,423,132)
Y Class	(2,272,657)	-	(2,896,475)	(361,055)
Investor Class	(1,362,282)	-	(2,780,546)	(519,271)
A Class	(285,019)	-	(380,537)	(86,911)
C Class	(106,525)	-	(80,873)	(12,895)
R6 Class	(1,335,784)	-	(3,583,475)	(634,849)

Net distributions to shareholders	(30,487,822)	-	(23,716,959)	(4,038,113)

Capital share transactions (Note 10):
Proceeds from sales of shares	168,368,231	174,444,318	116,661,438	79,962,187
Reinvestment of dividends and distributions	17,173,362	-	22,675,703	3,912,008
Cost of shares redeemed	(127,846,633)	(103,654,150)	(117,679,450)	(84,328,338)

Net increase (decrease) in net assets from capital share transactions	57,694,960	70,790,168	21,657,691	(454,143)

Net increase in net assets	120,733,465	199,631,797	47,405,654	48,102,795

Net assets:
Beginning of year	679,421,990	479,790,193	316,976,525	268,873,730

End of year	$800,155,455	$679,421,990	$364,382,179	$316,976,525

See accompanying notes

14

American Beacon FundsSM

Notes to Financial Statements

December 31, 2024

1. Organization and Significant Accounting Policies

American Beacon Funds (the “Trust”) is organized as a Massachusetts business trust. The Funds, each a series within the Trust, are registered under the Investment Company Act of 1940, as amended (the “Act”), as diversified, open-end management investment companies. As of December 31, 2024, the Trust consists of twenty-six active series, two of which are presented in this filing: American Beacon Stephens Mid-Cap Growth Fund and American Beacon Stephens Small Cap Growth Fund (collectively, the “Funds” and each individually a “Fund”). The remaining twenty-four active series are reported in separate filings.

American Beacon Advisors, Inc. (the “Manager”) is a Delaware corporation and a wholly-owned subsidiary of Resolute Investment Managers, Inc. (“RIM”) organized in 1986 to provide business management, advisory, administrative, and asset management consulting services to the Trust and other investors. The Manager is registered as an investment advisor under the Investment Advisers Act of 1940, as amended (the “Advisers Act”). The Manager is an indirect wholly-owned subsidiary of Resolute Topco, Inc. (“Topco”), which is owned primarily by various institutional investment funds that are managed by financial institutions and other investment advisory firms. No owner of Topco owns 25% or more of the outstanding equity or voting interests of Topco.

Recently Adopted Accounting Pronouncements

In March 2020, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2020-04, Reference Rate Reform (Topic 848); Facilitation of the Effects of Reference Rate Reform on Financial Reporting, which provides optional guidance for a limited period of time to ease the potential burden in accounting for (or recognizing the effects of) reference rate reform. The guidance is applicable to contracts referencing London Inter- bank Offered Rate (“LIBOR”) or another reference rate that is expected to be discontinued due to reference rate reform. The ASU is effective as of March 12, 2020 and generally can be applied through December 31, 2022. In December 2022, the FASB issued ASU No. 2022-06 Reference Rate Reform (Topic 848): Deferral of the Sunset Date of Topic 848 which updates and clarifies ASU No. 2020-04. The amendments in this ASU defer the sunset date of Topic 848 from December 31, 2022, to December 31, 2024. Management expects these ASUs will not have a material impact on the Funds’ financial statements.

In June 2022, the FASB issued ASU No. 2022-03, Fair Value Measurement (Topic 820); Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions, which provides clarifying guidance that a contractual restriction on the sale of an equity security is not considered part of the unit of account of the equity security and, therefore, is not considered in measuring fair value. The ASU is effective for fiscal years beginning after December 15, 2023, and interim periods within those fiscal years. Management has concluded that the ASU will not have a material impact on the Funds’ financial statements.

In this reporting period, the Funds adopted FASB ASU No. 2023-07, Segment Reporting (Topic 280); Improvements to Reportable Segment Disclosures. Adoption of the new standard impacted financial statement disclosures only and did not affect the Funds’ financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The President of the American Beacon Funds acts as the Funds’ CODM. The Funds represent a single operating segment, as the CODM monitors the operating results of the Funds as a whole and the Funds’ long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Funds’ portfolio managers as a team. The financial information in the form of the Funds’ portfolio composition, total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, subscriptions and redemptions), which are used by the CODM to assess the segment’s performance versus the Funds’ comparative benchmarks and to make resource allocation decisions for the Funds’ single segment, is consistent with that presented within the Funds’ financial statements. Segment assets are reflected on the accompanying statements of assets and liabilities as “total assets” and significant segment expenses are listed on the accompanying statements of operations.

15

American Beacon FundsSM

Notes to Financial Statements

December 31, 2024

Class Disclosure

Each Fund has multiple classes of shares designed to meet the needs of different groups of investors. The following table sets forth the differences amongst the classes:

Class	Eligible Investors	Minimum Initial Investments
R5 Class	Large institutional investors - sold directly or through intermediary channels.	$250,000

Y Class	Large institutional retirement plan investors - sold directly or through intermediary channels.	$100,000

Investor Class	All investors using intermediary organizations, such as broker-dealers or retirement plan sponsors.	$2,500

A Class	All investors who invest through intermediary organizations, such as broker-dealers or third party administrator. Retail investors who invest directly through a financial intermediary such as a broker, bank, or registered investment advisor which may include a front-end sales charge and a contingent deferred sales charge (“CDSC”).	$2,500

C Class	Retail investors who invest directly through a financial intermediary, such as a broker or through employee directed benefit plans with applicable sales charges which may include CDSC.	$1,000

R6 Class	Large institutional retirement plan investors - sold through retirement plan sponsors.	None

Each class offered by the Trust has equal rights as to assets and voting privileges. Income and non-class specific expenses are allocated daily to each class based on the relative net assets. Realized and unrealized capital gains and losses of each class are allocated daily based on the relative net assets of each class of the respective Fund. Class specific expenses, where applicable, currently include service, distribution, transfer agent fees, and sub-transfer agent fees that vary amongst the classes as described more fully in Note 2.

Significant Accounting Policies

The following is a summary of significant accounting policies, consistently followed by the Funds in preparation of the financial statements. The Funds are considered investment companies and accordingly, follow the investment company accounting and reporting guidance of the FASB Accounting Standards Codification Topic 946, Financial Services – Investment Companies, a part of Generally Accepted Accounting Principles (“U.S. GAAP”).

Security Transactions and Investment Income

Security transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled beyond a standard settlement period for the security after the trade date.

Dividend income, net of foreign taxes, is recorded on the ex-dividend date, except certain dividends from foreign securities which are recorded as soon as the information is available to the Funds. Interest income, net of foreign taxes, is earned from settlement date, recorded on the accrual basis, and adjusted, if necessary, for accretion of discounts and amortization of premiums. Realized gains (losses) from securities sold are determined based on specific lot identification.

Distributions to Shareholders

The Funds distribute most or all of their net earnings and realized gains, if any, each taxable year in the form of dividends from net investment income and distributions of realized net capital gains and net gains from foreign currency transactions on an annual basis. The Funds do not have a fixed dividend rate and do not guarantee that they will pay any distributions in any particular period. Dividends to shareholders are determined

16

American Beacon FundsSM

Notes to Financial Statements

December 31, 2024

in accordance with federal income tax regulations, which may differ in amount and character from net investment income and realized gains recognized for purposes of U.S. GAAP. To the extent necessary to fully distribute capital gains, the Funds may designate earnings and profits distributed to shareholders on the redemption of shares.

Allocation of Income, Trust Expenses, Gains, and Losses

Investment income and realized and unrealized gains and losses from investments of the Funds are allocated daily to each class of shares based upon the relative proportion of net assets of each class to the total net assets of the Funds. Expenses directly charged or attributable to a Fund will be paid from the assets of a Fund. Generally, expenses of the Trust will be allocated among and charged to the assets of the Funds on a basis that the Trust’s Board deems fair and equitable, which may be based on the relative net assets of the Funds or nature of the services performed and relative applicability to the Funds.

Use of Estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results may differ from those estimated.

Other

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In the normal course of business, the Trust enters into contracts that provide indemnification to the other party or parties against potential costs or liabilities. The Trust’s maximum exposure under these arrangements is dependent on claims that may be made in the future and, therefore, cannot be estimated. The Trust has had no prior claims or losses pursuant to any such agreement.

2. Transactions with Affiliates

Management and Investment Sub-Advisory Agreements

The Funds and the Manager are parties to a Management Agreement that obligates the Manager to provide the Funds with investment advisory and administrative services. As compensation for performing the duties under the Management Agreement, the Manager will receive an annualized management fee based on a percentage of each Fund’s average daily net assets that is calculated and accrued daily according to the following schedule:

First $5 billion	0.35%
Next $5 billion	0.325%
Next $10 billion	0.30%
Over $20 billion	0.275%

The Trust, on behalf of the Funds, and the Manager have entered into Investment Advisory Agreement with Stephens Investment Management Group LLC (the “Sub-Advisor”) pursuant to which each Fund has agreed to pay an annualized sub-advisory fee that is calculated and accrued daily based on each Fund’s average daily net assets according to the following schedule:

Stephens Mid-Cap Growth

All assets	0.45%

Stephens Small Cap Growth

First $200 million	0.65%
Over $200 million	0.55%

17

American Beacon FundsSM

Notes to Financial Statements

December 31, 2024

The Management and Sub-Advisory Fees paid by the Funds for the year ended December 31, 2024 were as follows:

Stephens Mid-Cap Growth Fund

	Effective Fee Rate	Amount of Fees Paid
Management Fees	0.35%	$2,649,658
Sub-Advisory Fees	0.45%	3,405,284

Total	0.80%	$6,054,942

Stephens Small Cap Growth Fund

	Effective Fee Rate	Amount of Fees Paid
Management Fees	0.35%	$1,197,607
Sub-Advisory Fees	0.58%	1,980,255

Total	0.93%	$3,177,862

As compensation for services provided by the Manager in connection with securities lending activities conducted by a Fund, the lending Fund pays to the Manager, with respect to cash collateral posted by borrowers, a fee of 10% of the net monthly investment income (the income earned in the form of interest, dividends and realized capital gains from the investment of cash collateral, plus any negative rebate fees paid by borrowers, less the rebate amount paid to borrowers as well as related expenses) and, with respect to collateral other than cash, a fee up to 10% of loan fees and demand premiums paid by borrowers. These fees are included in “Income derived from securities lending” and “Management and sub-advisory fees” on the Statements of Operations. During the year ended December 31, 2024, the Manager received securities lending fees of $990 and $1,300 for the securities lending activities of the Stephens Mid-Cap Growth Fund and Stephens Small Cap Growth Fund, respectively.

Distribution Plans

Separate Distribution Plans (the “Distribution Plans”) have been adopted pursuant to Rule 12b-1 under the Act for the A and C Classes of the Funds. Under the Distribution Plans, as compensation for distribution and shareholder servicing assistance, the Manager receives an annual fee of 0.25% of the average daily net assets of the A Class and 1.00% of the average daily net assets of the C Class. The fee will be payable without regard to whether the amount of the fee is more or less than the actual expenses incurred in a particular month by the Manager for distribution assistance.

Service Plans

The Manager and the Trust entered into Service Plans that obligate the Manager to oversee additional shareholder servicing of the Investor, A, and C Classes of the Funds. As compensation for performing the duties required under the Service Plans, the Manager receives an annualized fee up to 0.25% of the average daily net assets of the A and C Classes and up to 0.375% of the average daily net assets of the Investor Class of the Funds.

Sub-Transfer Agent Fees

The Manager has entered into agreements, which include servicing agreements, with financial intermediaries that provide recordkeeping, processing, shareholder communications and other services to customers of the intermediaries that hold positions in the R5 and Y Classes of the Funds and has agreed to compensate the intermediaries for providing these services. Intermediaries transact with the Funds primarily through the use of omnibus accounts on behalf of their customers who hold positions in the Funds. Certain services would have been provided by the Funds’ transfer agent and other service providers if the shareholders’ accounts were maintained directly by the Funds’ transfer agent. Accordingly, the Funds, pursuant to Board approval, have

18

American Beacon FundsSM

Notes to Financial Statements

December 31, 2024

agreed to reimburse the Manager for certain non-distribution shareholder services provided by financial intermediaries for the R5 and Y Classes. The reimbursement amounts (sub-transfer agent fees) paid to the Manager are subject to a fee limit of up to 0.10% of an intermediary’s average net assets in the R5 and Y Classes on an annual basis. During the year ended December 31, 2024, the sub-transfer agent fees, as reflected in “Transfer agent fees” on the Statements of Operations, were as follows:

Fund	Sub-Transfer Agent Fees
Stephens Mid-Cap Growth	$122,036
Stephens Small Cap Growth	107,261

As of December 31, 2024, the Funds owed the Manager the following reimbursement of sub-transfer agent fees, as reflected in “Transfer agent fees payable” on the Statements of Assets and Liabilities:

Fund	Reimbursement Sub-Transfer Agent Fees
Stephens Mid-Cap Growth	$11,360
Stephens Small Cap Growth	11,599

Investments in Affiliated Funds

The Funds may invest in the American Beacon U.S. Government Money Market Select Fund (the “USG Select Fund”). Cash collateral received by the Funds in connection with securities lending may also be invested in the USG Select Fund. The Funds listed below held the following shares with a December 31, 2024 fair value and dividend income earned from the investment in the USG Select Fund.

Affiliated Security	Type of Transaction	Fund	December 31, 2024 Shares/Principal	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Dividend Income	December 31, 2024 Fair Value
U.S. Government Money Market Select	Direct	Stephens Mid- Cap Growth	$16,210,936	$-	$-	$1,261,781	$16,210,936
U.S. Government Money Market Select	Direct	Stephens Small Cap Growth	6,060,205	-	-	513,257	6,060,205

The Funds and the USG Select Fund have the same investment advisor and therefore, are considered to be affiliated. The Manager serves as investment advisor to the USG Select Fund and receives management fees and administrative fees totaling 0.10% of the average daily net assets of the USG Select Fund. During the year ended December 31, 2024, the Manager earned fees on the Funds’ direct investments and securities lending collateral investments in the USG Select Fund as shown below:

Fund	Direct Investments in USG Select Fund	Securities Lending Collateral Investments in USG Select Fund	Total
Stephens Mid-Cap Growth	$24,679	$170	$24,849
Stephens Small Cap Growth	10,091	809	10,900

Interfund Credit Facility

Pursuant to an exemptive order issued by the U.S. Securities and Exchange Commission (“SEC”), the Funds, along with other registered investment companies having management contracts with the Manager, may participate in a credit facility whereby each fund, under certain conditions, is permitted to lend money directly to and borrow directly from other participating funds for temporary purposes. The interfund credit facility is advantageous to the funds because it provides added liquidity and eliminates the need to maintain higher cash balances to meet redemptions. This situation could arise when shareholder redemptions exceed anticipated volumes and certain funds have insufficient cash on hand to satisfy such redemptions or when sales of securities do

19

American Beacon FundsSM

Notes to Financial Statements

December 31, 2024

not settle as expected, resulting in a cash shortfall for a fund. The credit facility provides a source of immediate, short-term liquidity pending settlement of the sale of portfolio securities. The credit facility is administered by a credit facility team consisting of professionals from the Manager’s asset management, compliance, and accounting areas who report the activities of the credit facility to the Board. During the year ended December 31, 2024, the Stephens Small Cap Growth Fund borrowed on average $20,514,395 for 2 days at an average interest rate of 6.14% with interest charges of $12,692. These amounts are recorded as “Loan interest expense” in the Statements of Operations. During the year ended December 31, 2024, the Stephens Mid-Cap Growth Fund did not utilize the credit facility.

Expense Reimbursement Plan

The Manager contractually agreed to reduce fees and/or reimburse expenses for the classes of the Funds, through December 31, 2025, to the extent that total operating expenses (excluding taxes, interest, brokerage commissions, acquired fund fees and expenses, securities lending fees, expenses associated with securities sold short, litigation, and other extraordinary expenses) exceed the Funds’ expense cap. During the year ended December 31, 2024, the Manager waived and/or reimbursed expenses as follows:

		Expense Cap					Expiration of Reimbursed Expenses
Fund	Class	1/1/2024 - 4/30/2024	5/1/2024 - 12/31/2024	Reimbursed Expenses	(Recouped) Expenses
Stephens Mid-Cap Growth	R5	0.89%	0.89%	$15,442	$(16,643	)*	2027
Stephens Mid-Cap Growth	Y	0.95%	0.95%	16,116	-		2027
Stephens Mid-Cap Growth	Investor	1.15%	1.15%	15,489	-		2027
Stephens Mid-Cap Growth	A	1.20%	1.20%	11,413	-		2027
Stephens Mid-Cap Growth	C	1.94%	1.94%	287	(52	)*	2027
Stephens Mid-Cap Growth	R6	0.88%	0.88%	1,246	(649	)*	2027
Stephens Small Cap Growth	R5	0.99%	0.99%	180,158	-		2027
Stephens Small Cap Growth	Y	1.05%	1.05%	24,748	-		2027
Stephens Small Cap Growth	Investor	1.27%	1.27%	39,171	(7,777	)*	2027
Stephens Small Cap Growth	A	1.28%	1.28%	14,456	-		2027
Stephens Small Cap Growth	C	2.06%	2.06%	577	(57	)*	2027
Stephens Small Cap Growth	R6	0.96%	0.96%	53,221	-		2027

* These amounts represent Recouped Expenses from prior fiscal years and are reflected in Other expenses on the Statements of Operations.

Of the above amounts, $9,102 and $33,539 were disclosed as a Receivable for expense reimbursement on the Statements of Assets and Liabilities at December 31, 2024 for the Stephens Mid-Cap Growth Fund and Stephens Small Cap Growth Fund, respectively.

The Funds have adopted an Expense Reimbursement Plan whereby the Manager may seek repayment of contractual or voluntary fee reductions and expense reimbursements. Under the policy, the Manager can be reimbursed by the Funds for any contractual or voluntary fee reductions or expense reimbursements if reimbursement to the Manager (a) occurs within three years from the date of the Manager’s waiver/reimbursement and (b) does not cause the Funds’ annual operating expenses to exceed the lesser of the contractual percentage limit in effect at the time of the waiver/reimbursement or time of recoupment. The reimbursed expenses listed above will expire in 2027. The Funds did not record a liability for potential contingent reimbursements due to the current assessment that reimbursements are uncertain. The carryover of excess expenses potentially reimbursable to the Manager, but not recorded as a liability are as follows:

Fund	Recouped Expenses	Excess Expense Carryover	Expired Expense Carryover	Expiration of Reimbursed Expenses
Stephens Mid-Cap Growth	$17,344	$-	$41,439	2024
Stephens Mid-Cap Growth	-	66,561	-	2025
Stephens Mid-Cap Growth	-	62,485	-	2026
Stephens Small Cap Growth	7,834	-	197,237	2024
Stephens Small Cap Growth	-	291,681	-	2025
Stephens Small Cap Growth	-	288,569	-	2026

20

American Beacon FundsSM

Notes to Financial Statements

December 31, 2024

Concentration of Ownership

From time to time, the Funds may have a concentration of one or more accounts constituting a significant percentage of shares outstanding. Investment activities by holders of accounts that represent a significant ownership of more than 5% of the Funds’ outstanding shares could have a material impact on the Funds. As of January 31, 2025, based on management’s evaluation of the shareholder account base, one account has been identified as representing an unaffiliated significant ownership of approximately 60% for the Stephens Mid-Cap Growth Fund.

Sales Commissions

The Funds’ Distributor, Resolute Investment Distributors, Inc. (“RID” or “Distributor”), may receive a portion of A Class sales charges from broker dealers which may be used to offset distribution related expenses. During the year ended December 31, 2024, RID collected $315 and $150 for Stephens Mid-Cap Growth Fund and Stephens Small Cap Growth Fund, respectively, from the sale of A Class Shares.

A CDSC of 0.50% will be deducted with respect to A Class Shares on certain purchases of $1,000,000 or more that are redeemed in whole or part within 18 months of purchase, unless waived as discussed in the Funds’ Prospectus. Any applicable CDSC will be 0.50% of the lesser of the original purchase price or the value of the redemption of the A Class Shares redeemed. During the year ended December 31, 2024, there were no CDSC fees collected for the A Class Shares of the Funds.

A CDSC of 1.00% will be deducted with respect to C Class Shares redeemed within 12 months of purchase, unless waived as discussed in the Funds’ Prospectus. Any applicable CDSC will be 1.00% of the lesser of the original purchase price or the value of the redemption of the C Class Shares redeemed. During the year ended December 31, 2024, CDSC fees of $29 were collected for the C Class Shares of the Stephens Small Cap Growth Fund. There were no CDSC fees collected for the C Class Shares of the Stephens Mid-Cap Growth Fund.

Trustee Fees and Expenses

As compensation for their service to the American Beacon Funds Complex, including the Trust (collectively, the “Trusts”), each Trustee is compensated from the Trusts as follows: (1) an annual retainer of $140,000; (2) meeting attendance fee (for attendance in-person or via teleconference) of (a) $12,000 for in person attendance, or $5,000 for telephonic attendance, by Board members for each regularly scheduled or special Board meeting, (b) $2,500 for attendance by Committee members at meetings of the Audit and Compliance Committee and the Investment Committee, (c) $1,000 for attendance by Committee members at meetings of the Nominating and Governance Committee; and (d) $2,500 for attendance by Board members for each special telephonic Board meeting; and (3) reimbursement of reasonable expenses incurred in attending Board meetings, Committee meetings, and relevant educational seminars. For this purpose, the Board considers attendance at regular meetings held by video conference to constitute in-person attendance at a Board meeting. The Trustees also may be compensated for attendance at special Board and/or Committee meetings from time to time. For her service as Board Chair, Ms. Cline receives an additional annual retainer of $50,000. Although she attends several committee meetings at each quarterly Board meeting, she receives only a single $2,500 fee each quarter for her attendance at the Audit and Compliance Committee and Investment Committee meetings. The chairpersons of the Audit and Compliance Committee and the Investment Committee each receive an additional annual retainer of $25,000 and the Chair of the Nominating and Governance Committee receives an additional annual retainer of $10,000.

21

American Beacon FundsSM

Notes to Financial Statements

December 31, 2024

3. Security Valuation and Fair Value Measurements

The price of each Fund’s shares is based on its net asset value (“NAV”) per share. Each Fund’s NAV is computed by adding total assets, subtracting all the Fund’s liabilities, and dividing the result by the total number of shares outstanding.

The NAV of each class of a Fund’s shares is determined based on a pro rata allocation of a Fund’s investment income, expenses and total capital gains and losses. A Fund’s NAV per share is determined each business day as of the regular close of trading on the New York Stock Exchange (“NYSE” or “Exchange”), which is typically 4:00 p.m. Eastern Time (“ET”). However, if trading on the NYSE closes at a time other than 4:00 p.m. ET, a Fund’s NAV per share typically would still be determined as of the regular close of trading on the NYSE. The Funds do not price their shares on days that the NYSE is closed. Foreign exchanges may permit trading in foreign securities on days when a Fund is not open for business, which may result in the value of a Fund’s portfolio investments being affected at a time when you are unable to buy or sell shares.

Equity securities, including shares of closed-end funds and exchange-traded funds (“ETFs”), are valued at the last sale price or official closing price taken from the primary exchange in which each security trades. Investments in other mutual funds are valued at the closing NAV per share on the day of valuation. Debt securities are valued at bid quotes from broker/dealers or evaluated bid prices from pricing services, who may consider a number of inputs and factors, such as prices of comparable securities, yield curves, spreads, credit ratings, coupon rates, maturity, default rates, and underlying collateral. Futures are valued based on their daily settlement prices. Exchange-traded and over- the-counter (“OTC”) options are valued at the last sale price. Options with no last sale for the day are priced at mid quote. Swaps are valued at evaluated mid prices from pricing services.

The valuation of securities traded on foreign markets and certain fixed-income securities will generally be based on prices determined as of the earlier closing time of the markets on which they primarily trade unless a significant event has occurred. When a Fund holds securities or other assets that are denominated in a foreign currency, a Fund will normally use the currency exchange rates as of 4:00 p.m. ET.

Rule 2a-5 under the Investment Company Act (the “Valuation Rule”) establishes requirements for determining fair value in good faith for purposes of the Investment Company Act, including related oversight and reporting requirements. The Valuation Rule also defines when market quotations are “readily available,” which is the threshold for determining whether a Fund must fair value a security. Among other things, the Valuation Rule permits the Board to designate the Manager as Valuation Designee to perform the Fund’s fair value determinations subject to board oversight and certain reporting and other requirements intended to ensure that the Board receives the information it needs to oversee the Manager’s fair value determinations. Effective September 8, 2022, the Board has designated the Manager as valuation designee to perform fair value functions in accordance with the requirements of the Valuation Rule.

Securities may be valued at fair value, as determined in good faith and pursuant to the Manager’s procedures, under certain limited circumstances. For example, fair value pricing will be used for fixed-income securities and when market quotations are not readily available or reliable, as determined by the Manager, such as when (i) trading for a security is restricted or stopped; (ii) a security’s trading market is closed (other than customary closings); or (iii) a security has been de-listed from a national exchange. A security with limited market liquidity may require fair value pricing if the Manager determines that the available price does not reflect the security’s true market value. In addition, if a significant event that the Manager determines to affect the value of one or more securities held by a Fund occurs after the close of a related exchange but before the determination of a Fund’s NAV, fair value pricing may be used on the affected security or securities. Securities of small-capitalization companies are also more likely to require a fair value determination using these procedures because they are more thinly traded and less liquid than the securities of larger-capitalization companies. The Funds may fair value securities as a result of significant events occurring after the close of the foreign markets in which a Fund invests as described below. In addition, the Funds may invest in illiquid securities requiring these procedures.

22

American Beacon FundsSM

Notes to Financial Statements

December 31, 2024

A Fund may use fair value pricing for securities primarily traded in non-U.S. markets because most foreign markets close well before a Fund’s pricing time of 4:00 p.m. ET. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. If the Manager determines that the last quoted prices of non-U.S. securities will, in its judgment, materially affect the value of some or all a Fund’s portfolio securities, the Manager can adjust the previous closing prices to reflect what it believes to be the fair value of the securities as of the close of the Exchange. In deciding whether it is necessary to adjust closing prices to reflect fair value, the Manager reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. These securities are fair valued using a pricing service, using methods approved by the Manager, that considers the correlation of the trading patterns of the foreign security to intraday trading in the U.S. markets, based on indices of domestic securities and other appropriate indicators such as prices of relevant American Depositary Receipts (“ADRs”) and futures contracts. The Manager’s Valuation Committee may also fair value securities in other situations, such as when a particular foreign market is closed but a Fund is open. A Fund uses outside pricing services to provide closing prices and information to evaluate and/or adjust those prices. As a means of evaluating its security valuation process, the Valuation Committee routinely compares closing prices, the next day’s opening prices in the same markets and adjusted prices.

Attempts to determine the fair value of securities introduce an element of subjectivity to the pricing of securities. As a result, the price of a security determined through fair valuation techniques may differ from the price quoted or published by other sources and may not accurately reflect the market value of the security when trading resumes. If a reliable market quotation becomes available for a security formerly valued through fair valuation techniques, the Manager compares the new market quotation to the fair value price to evaluate the effectiveness of a Fund’s fair valuation procedures. If any significant discrepancies are found, the Manager may adjust Manager’s fair valuation procedures for a Fund.

Valuation Inputs

Various inputs may be used to determine the fair value of the Funds’ investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1	-	Quoted prices in active markets for identical securities.

Level 2	-	Prices determined using other significant observable inputs. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, and others.

Level 3	-	Prices determined using other significant unobservable inputs. Unobservable inputs reflect a Fund’s own assumptions about the factors market participants would use in pricing an investment.

Level 1 and Level 2 trading assets and trading liabilities, at fair value

Common stocks, preferred securities, ETFs and financial derivative instruments, such as futures contracts that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are generally categorized as Level 2 of the fair value hierarchy.

Investments in registered open-end investment management companies will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy.

23

American Beacon FundsSM

Notes to Financial Statements

December 31, 2024

4. Securities and Other Investments

Common Stock

Common stock generally takes the form of shares in a corporation which represent an ownership interest. It ranks below preferred stock and debt securities in claims for dividends and for assets of the company in a liquidation or bankruptcy. The value of a company’s common stock may fall as a result of factors directly relating to that company, such as decisions made by its management or decreased demand for the company’s products or services. A stock’s value may also decline because of factors affecting not just the company, but also companies in the same industry or sector. The price of a company’s stock may also be affected by changes in financial markets that are relatively unrelated to the company, such as changes in interest rates, currency exchange rates or industry regulation. Companies that elect to pay dividends on their common stock generally only do so after they invest in their own business and make required payments to bondholders and on other debt and preferred stock. Therefore, the value of a company’s common stock will usually be more volatile than its bonds, other debt and preferred stock. Common stock may be exchange-traded or OTC. OTC stock may be less liquid than exchange-traded stock.

Depositary Receipts and U.S. Dollar-Denominated Foreign Stocks Traded on U.S. Exchanges

ADRs are U.S. dollar-denominated receipts issued generally by domestic banks and represent the deposit with the bank of a security of a foreign issuer. Depositary receipts may not be denominated in the same currency as the securities into which they may be converted. Investing in depositary receipts entails substantially the same risks as direct investment in foreign securities. There is generally less publicly available information about foreign companies and there may be less governmental regulation and supervision of foreign stock exchanges, brokers, and listed companies. In addition, such companies may use different accounting and financial standards (and certain currencies may become unavailable for transfer from a foreign currency), resulting in the Funds’ possible inability to convert immediately into U.S. currency proceeds realized upon the sale of portfolio securities of the affected foreign companies. In addition, the Funds may invest in unsponsored depositary receipts, the issuers of which are not obligated to disclose material information about the underlying securities to investors in the United States. Ownership of unsponsored depositary receipts may not entitle the Funds to the same benefits and rights as ownership of a sponsored depositary receipt or the underlying security.

Other Investment Company Securities and Other Exchange-Traded Products

The Funds at times may invest in shares of other investment companies, including open-end funds, closed-end funds, business development companies (“BDCs”), ETFs, unit investment trusts, and other investment companies of the Trust. The Funds may invest in securities of an investment company advised by the Manager or the Sub-Advisor. Investments in the securities of other investment companies may involve duplication of advisory fees and certain other expenses. By investing in another investment company, the Funds become a shareholder of that investment company. As a result, the Funds’ shareholders indirectly will bear the Funds’ proportionate share of the fees and expenses paid by shareholders of the other investment company, in addition to the fees and expenses the Funds’ shareholders directly bear in connection with the Funds’ own operations. These other fees and expenses are reflected as Acquired Fund Fees and Expenses and are included in the Fees and Expenses Table for the Funds in their Prospectus, if applicable. Investments in other investment companies may involve the payment of substantial premiums above the value of such issuer’s portfolio securities.

Publicly Traded Partnerships/Master Limited Partnerships (“MLPs”)

The Funds may invest in publicly traded partnerships such as MLPs. MLPs issue units that are registered with the SEC and are freely tradable on a securities exchange or in the OTC market. An MLP may have one or more general partners, who conduct the business, and one or more limited partners, who contribute capital. The general partner or partners are jointly and severally responsible for the liabilities of the MLP. (An MLP also may be an entity similar to a limited partnership, such as an LLC, which has one or more managers or managing members and

24

American Beacon FundsSM

Notes to Financial Statements

December 31, 2024

non-managing members (who are like limited partners)). The Funds invest in an MLP as a limited partner and normally would not be liable for the debts of an MLP beyond the amount a Fund has invested therein, but it would not be shielded to the same extent that a shareholder of a corporation would be. In certain instances, creditors of an MLP would have the right to seek a return of capital that had been distributed to a limited partner. The right of an MLP’s creditors would continue even after a Fund had sold its investment in the partnership. MLPs typically invest in real estate and oil and gas equipment leasing assets, but they also finance entertainment, research and development, and other projects.

5. Principal Risks

Investing in the Funds may involve certain risks including, but not limited to, those described below.

Equity Investments Risk

Equity securities are subject to investment risk and market risk. The Funds’ investments in equity securities may include common stocks, preferred stocks, securities convertible into or exchangeable for common stocks, real estate investment trusts (“REITs”), depositary receipts, and U.S. dollar-denominated foreign stocks traded on U.S. exchanges. Such investments may expose the Funds to additional risk. The value of a company’s common stock may fall as a result of factors affecting the company, companies in the same industry or sector, or the financial markets overall. Common stock generally is subordinate to preferred stock upon the liquidation or bankruptcy of the issuing company. Preferred stocks and convertible securities are sensitive to movements in interest rates. Preferred stocks may be less liquid than common stocks and, unlike common stocks, participation in the growth of an issuer may be limited. Distributions on preferred stocks generally are payable at the discretion of an issuer and after required payments to bond holders. Convertible securities are subject to the risk that the credit standing of the issuer may have an effect on the convertible securities’ investment value. Investments in REITs are subject to the risks associated with investing in the real estate industry such as adverse developments affecting the real estate industry and real property values. Depositary receipts and U.S. dollar-denominated foreign stocks traded on U.S. exchanges are subject to certain of the risks associated with investing directly in foreign securities, including, but not limited to, currency fluctuations and political and financial instability in the home country of a particular depositary receipt or foreign stock.

Foreign Investing Risk

Non-U.S. investments carry potential risks not associated with U.S. investments. Such risks include, but are not limited to: (1) currency exchange rate fluctuations, (2) political and financial instability, (3) less liquidity, (4) lack of uniform accounting, auditing and financial reporting standards, (5) increased price volatility, (6) less government regulation and supervision of foreign stock exchanges, brokers and listed companies, and (7) delays in transaction settlement in some foreign markets.

Investment Risk

An investment in the Funds is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. When you sell your shares of the Funds, they could be worth less than what you paid for them. Therefore, you may lose money by investing in the Funds.

Market Risk

The Funds are subject to the risk that the securities markets will move down, sometimes rapidly and unpredictably, based on overall economic conditions and other factors, which may negatively affect a Fund’s performance. Equity securities generally have greater price volatility than fixed-income securities, although under certain market conditions fixed-income securities may have comparable or greater price volatility. During a general downturn in the securities markets, multiple assets may decline in value simultaneously. In some cases, traditional

25

American Beacon FundsSM

Notes to Financial Statements

December 31, 2024

market participants have been less willing to make a market in some types of debt instruments, which has affected the liquidity of those instruments. During times of market turmoil, investors tend to look to the safety of securities issued or backed by the U.S. Treasury, causing the prices of these securities to rise and the yields to decline. Reduced liquidity in fixed-income and credit markets may negatively affect many issuers worldwide. Prices in many financial markets have increased significantly over the last decade, but there have also been periods of adverse market and financial developments and cyclical change during that timeframe, which have resulted in unusually high levels of volatility in domestic and foreign financial markets that has caused losses for investors and may occur again in the future, particularly if markets enter a period of uncertainty or economic weakness. The value of a security may decline due to adverse issuer-specific conditions, general market conditions unrelated to a particular issuer, or factors that affect a particular industry or industries. Changes in the financial condition of a single issuer or market segment also can impact the market as a whole.

Geopolitical and other events, including war, terrorism, economic uncertainty, trade disputes, pandemics, public health crises, natural disasters and related events have led, and in the future may continue to lead, to instability in world economies and markets generally and reduced liquidity in equity, credit and fixed-income markets, which may disrupt economies and markets and adversely affect the value of your investment. Changes in value may be temporary or may last for extended periods.

Policy changes by the U.S. government and/or Federal Reserve and political events within the U.S. and abroad, including the U.S. presidential election, the U.S. government’s inability at times to agree on a long-term budget and deficit reduction plan, the threat of a federal government shutdown and threats not to increase the federal government’s debt limit, may affect investor and consumer confidence and may adversely impact financial markets and the broader economy, perhaps suddenly and to a significant degree.

Markets and market participants are increasingly reliant upon both publicly available and proprietary information data systems. Data imprecision, software or other technology malfunctions, programming inaccuracies, unauthorized use or access, and similar circumstances may impair the performance of these systems and may have an adverse impact upon a single issuer, a group of issuers, or the market at large. The financial markets generally move in cycles, with periods of rising prices followed by periods of declining prices. The value of your investment may reflect these fluctuations.

Other Investment Companies Risk

The Funds may invest in shares of other registered investment companies, including money market funds and ETFs. To the extent that the Funds invest in shares of other registered investment companies, the Funds will indirectly bear the fees and expenses, including for example, advisory and administrative fees, charged by those investment companies in addition to the Funds’ direct fees and expenses and will be subject to the risks associated with investments in those companies. For example, the Funds’ investments in money market funds are subject to interest rate risk, credit risk, and market risk. The Funds must rely on the investment company in which it invests to achieve its investment objective. If the investment company fails to achieve its investment objective, the value of the Funds’ investment may decline, adversely affecting the Funds’ performance. ETFs are subject to the following risks that do not apply to conventional funds: (1) the market price of an ETF’s shares may trade at a discount or premium to its NAV; (2) an active trading market for an ETF’s shares may not develop or be maintained; or (3) trading of an ETF’s shares may be halted if the listing exchange’s officials deem such action appropriate, the shares are delisted from the exchange, or the activation of market-wide “circuit breakers” (which are tied to large decreases in stock prices) halts stock trading generally. An ETF that tracks an index may not precisely replicate the returns of its benchmark index. To the extent the Funds invest in other investment companies that invest in equity securities, fixed-income securities and/or foreign securities, or that track an index, the Funds are subject to the risks associated with the underlying investments held by the investment company or the index fluctuations to which the investment company is subject. ETFs have expenses associated with their operation, typically including advisory fees.

26

American Beacon FundsSM

Notes to Financial Statements

December 31, 2024

Recent Market Events Risk

Both U.S. and international markets have experienced significant volatility in recent months and years. As a result of such volatility, investment returns may fluctuate significantly. Moreover, the risks discussed herein associated with an investment in a Fund may be increased.

Although interest rates were unusually low in recent years in the U.S. and abroad, in 2022, the Federal Reserve and certain foreign central banks began to raise interest rates as part of their efforts to address rising inflation. It is difficult to accurately predict the pace at which interest rates may continue to increase, the timing, frequency or magnitude of any such increases, or when such increases might stop. Additionally, various economic and political factors could cause the Federal Reserve or another foreign central bank to change their approach in the future and such actions may result in an economic slowdown in the U.S. and abroad. Unexpected increases in interest rates could lead to market volatility or reduce liquidity in certain sectors of the market. Deteriorating economic fundamentals may, in turn, increase the risk of default or insolvency of particular issuers, negatively impact market value, cause credit spreads to widen, and reduce bank balance sheets. Any of these could cause an increase in market volatility, reduce liquidity across various markets or decrease confidence in the markets. Additionally, high public debt in the U.S. and other countries creates ongoing systemic and market risks and policymaking uncertainty.

In March 2023, the shutdown of certain financial institutions in the U.S. and questions regarding the viability of other financial institutions raised economic concerns over disruption in the U.S. and global banking systems. There can be no certainty that the actions taken by the U.S. or foreign governments will be effective in mitigating the effects of financial institution failures on the economy and restoring public confidence in the U.S. and global banking systems.

Some countries, including the U.S., have in recent years adopted more protectionist trade policies. Slowing global economic growth; imposition of tariffs and resulting impacts on global prices and supply chains; risks associated with a trade agreement between the United Kingdom and the European Union; the risks associated with ongoing trade negotiations with China; the possibility of changes to some international trade agreements; political or economic dysfunction within some nations, including major producers of oil; and dramatic changes in commodity and currency prices could have adverse effects that cannot be foreseen at the present time.

Tensions, war, or open conflict between nations, such as between Russia and Ukraine, in the Middle East or in eastern Asia could affect the economies of many nations, including the United States. The duration of ongoing hostilities in the Middle East and between Russia and Ukraine, and any sanctions and related events cannot be predicted. Those events present material uncertainty and risk with respect to markets globally and the performance of a Fund and its investments or operations could be negatively impacted.

Regulators in the U.S. have proposed and recently adopted a number of changes to regulations involving the markets and issuers, some of which apply to the Fund. The full effect of various newly-adopted regulations is not currently known. Additionally, it is not clear whether the proposed regulations will be adopted. However, due to the broad scope of the new and proposed regulations, certain changes could limit a Fund’s ability to pursue its investment strategies or make certain investments, or may make it more costly for a Fund to operate, which may impact performance.

Economists and others have expressed increasing concern about the potential effects of global climate change on property and security values. Certain issuers, industries and regions may be adversely affected by the impacts of climate change, including on the demand for and the development of goods and services and related production costs, and the impacts of legislation, regulation and international accords related to climate change, as well as any indirect consequences of regulation or business trends driven by climate change.

27

American Beacon FundsSM

Notes to Financial Statements

December 31, 2024

Sector Risk

Sector risk is the risk associated with a Fund holding a significant amount of investments in similar businesses, which would be similarly affected by particular economic or market events, which may, in certain circumstances, cause the value of the equity and debt securities of companies in a particular sector of the market to change. To the extent a Fund has substantial holdings within a particular sector, the risks to a Fund associated with that sector increase.

To the extent a Fund invests significantly in the information technology sector, the value of the Fund’s shares may be particularly vulnerable to factors affecting that sector, such as a greater degree of market risk and sharp price fluctuations than other types of securities. These securities may fall in and out of favor with investors rapidly, which may cause sudden selling and dramatically lower market prices. The value of a Fund’s shares could experience significantly greater volatility than investment companies investing more broadly.

Securities Lending Risk

A Fund may lend its portfolio securities to brokers, dealers and financial institutions in order to obtain additional income. Borrowers of a Fund’s securities provide collateral either in the form of cash, which a Fund reinvests in securities or in the form of non-cash collateral consisting of securities issued or guaranteed by the U.S. government or one of its agencies or instrumentalities. A Fund will be responsible for the risks associated with the investment of cash collateral, including any collateral invested in an affiliated money market fund. A Fund may lose money on its investment of cash collateral or may fail to earn sufficient income on its investment to cover its payment to the borrower of a pre-negotiated fee or “rebate” for the use of that cash collateral in connection with the loan. A Fund could also lose money due to a decline in the value of non-cash collateral. In addition, delays may occur in the recovery of securities from borrowers, which could interfere with a Fund’s ability to vote proxies or to settle transactions or could result in increased costs. Moreover, if the borrower becomes subject to insolvency or similar proceedings, a Fund could incur delays in its ability to enforce its rights in its collateral. There also is a risk that a borrower may default on its obligation to return loaned securities at a time when the value of a Fund’s collateral is inadequate. Although a Fund’s securities lending agent may indemnify a Fund against that risk, it is also possible that the securities lending agent will be unable to satisfy its indemnification obligations. In any case in which the loaned securities are not returned to a Fund before an ex-dividend date, whether or not due to a default by the borrower, the payment in lieu of the dividend that a Fund receives from the securities’ borrower would not be treated as a dividend for federal income tax purposes and thus would not qualify for treatment as “qualified dividend income.”

Offsetting Assets and Liabilities

The Funds are parties to enforceable master netting agreements between brokers and counterparties which provide for the right to offset under certain circumstances. The Funds employ multiple money managers and counterparties and have elected not to offset qualifying financial and derivative instruments on the Statements of Assets and Liabilities, as such all financial and derivative instruments are presented on a gross basis. The impacts of netting arrangements that provide the right to offset are detailed below, if applicable. The net amount represents the net receivable or payable that would be due from or to the counterparty in the event of default. Exposure from borrowings and other financing agreements such as repurchase agreements can only be netted across transactions governed by the same Master Agreement with the same legal entity.

6. Federal Income and Excise Taxes

It is the policy of each Fund to qualify as a regulated investment company (“RIC”), by complying with all applicable provisions of Subchapter M of the Internal Revenue Code, as amended, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes. For federal income tax purposes, each Fund is treated as a single entity for the purpose of determining such qualification.

28

American Beacon FundsSM

Notes to Financial Statements

December 31, 2024

The Funds do not have any unrecorded tax liabilities in the accompanying financial statements. Each of the tax years in the four year period ended December 31, 2024 remain subject to examination by the Internal Revenue Service. If applicable, the Funds recognize interest accrued related to unrecognized tax benefits in interest expense and penalties in “Other expenses” on the Statements of Operations.

The Funds may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on returns of income earned or gains realized or repatriated. Taxes are accrued and applied to net investment income, net realized capital gains and net unrealized appreciation (depreciation), as applicable, as the income is earned or capital gains are recorded.

The tax character of distributions paid were as follows:

	Stephens Mid-Cap Growth Fund		Stephens Small Cap Growth Fund
	Year Ended December 31, 2024	Year Ended December 31, 2023	Year Ended December 31, 2024	Year Ended December 31, 2023
Distributions paid from:
Ordinary income*
R5 Class	$-	$-	$-	$-
Y Class	-	-	-	-
Investor Class	-	-	-	-
A Class	-	-	-	-
C Class	-	-	-	-
R6 Class	-	-	-	-
Long-term capital gains
R5 Class	25,125,555	-	13,995,053	2,423,132
Y Class	2,272,657	-	2,896,475	361,055
Investor Class	1,362,282	-	2,780,546	519,271
A Class	285,019	-	380,537	86,911
C Class	106,525	-	80,873	12,895
R6 Class	1,335,784	-	3,583,475	634,849

Total distributions paid	$30,487,822	$-	$23,716,959	$4,038,113

* For tax purposes, short-term capital gains are considered ordinary income distributions.

As of December 31, 2024, the components of distributable earnings (deficits) on a tax basis were as follows:

Fund	Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Stephens Mid-Cap Growth	$584,710,823	$239,061,265	$(22,821,329)	$216,239,936
Stephens Small Cap Growth	241,559,723	133,794,363	(10,479,592)	123,314,771

Fund	Net Unrealized Appreciation (Depreciation)	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Capital and Other (Losses)	Other Temporary Differences	Distributable Earnings
Stephens Mid-Cap Growth	$216,239,936	$-	$13,026,727	$-	$-	$229,266,663
Stephens Small Cap Growth	123,314,771	-	14,101,364	-	-	137,416,135

Financial reporting records are adjusted for permanent book/tax differences to reflect tax character. Financial records are not adjusted for temporary differences. The temporary differences between financial reporting and tax- basis reporting of unrealized appreciation (depreciation) are attributable primarily to the tax deferral of losses from wash sales.

Due to inherent differences in the recognition of income, expenses, and realized gains (losses) under U.S. GAAP and federal income tax regulations, permanent differences between book and tax reporting have been identified and appropriately reclassified on the Statements of Assets and Liabilities.

29

American Beacon FundsSM

Notes to Financial Statements

December 31, 2024

Accordingly, the following amounts represent current year permanent differences derived from non-utilization of net-operating losses and equalization as of December 31, 2024:

Fund	Paid-In-Capital	Distributable Earnings/(Deficits)
Stephens Mid-Cap Growth	$188,093	$(188,093)
Stephens Small Cap Growth	2,092,822	(2,092,822)

For federal income tax purposes, the Funds measure their capital loss carryforwards annually at December 31, their fiscal year end. Capital loss carryforwards retain their character as short-term and/or long-term and may be carried forward and applied against future realized capital gains with no expiration date.

As of December 31, 2024, the Funds did not have any capital loss carryforwards.

The Stephens Small Cap Growth Fund utilized $1,330,589 short-term and $3,708,707 long-term capital loss carryforwards.

7. Investment Transactions

The aggregate cost of purchases and proceeds from sales and maturities of investments, other than short-term obligations, for the year ended December 31, 2024 were as follows:

Fund	Purchases (non-U.S. Government Securities)	Sales (non-U.S. Government Securities)
Stephens Mid-Cap Growth	$210,034,272	$172,611,245
Stephens Small Cap Growth	122,139,975	129,034,031

A summary of the Funds’ transactions in the USG Select Fund for the year ended December 31, 2024 were as follows:

Fund	Type of Transaction	December 31, 2023 Shares/Fair Value	Purchases	Sales	December 31, 2024 Shares/Fair Value
Stephens Mid-Cap Growth	Direct	$27,591,191	$148,132,659	$159,512,914	$16,210,936
Stephens Mid-Cap Growth	Securities Lending	-	12,769,704	12,769,704	-
Stephens Small Cap Growth	Direct	2,637,978	108,864,438	105,442,211	6,060,205
Stephens Small Cap Growth	Securities Lending	1,236,944	10,324,860	11,561,804	-

8. Securities Lending

The Funds may lend their securities to qualified financial institutions, such as certain broker-dealers, to earn additional income. The borrowers are required to secure their loans continuously with collateral in an amount at least equal to the fair value of the securities loaned, initially in an amount at least equal to 102% of the fair value of domestic securities loaned and 105% of the fair value of international securities loaned. Collateral is monitored and marked-to-market daily. Daily mark-to-market amounts are required to be paid to the borrower or received from the borrower by the end of the following business day. This one day settlement for mark-to-market amounts may result in the collateral being temporarily less than the value of the securities on loan or temporarily more than the required minimum collateral.

To the extent that a loan is collateralized by cash, such cash collateral shall be invested by the securities lending agent (the “Agent”) in money market mutual funds and other short-term investments, provided the investments meet certain quality and diversification requirements. Securities purchased with cash collateral proceeds are listed in the Funds’ Schedule of Investments and the collateral is shown on the Statements of Assets and Liabilities as a payable.

30

American Beacon FundsSM

Notes to Financial Statements

December 31, 2024

Securities lending income is generated from the demand premium (if any) paid by the borrower to borrow a specific security and from the return on investment of cash collateral, reduced by negotiated rebate fees paid to the borrower and transaction costs. To the extent that a loan is secured by non-cash collateral, securities lending income is generated as a demand premium reduced by transaction costs. The Funds, the Agent, and the Manager retained 80%, 10%, and 10%, respectively, of the income generated from securities lending.

While securities are on loan, the Funds continue to receive certain income associated with that security and any gain or loss in the market price that may occur during the term of the loan. In the case of domestic equities, the value of any dividend is received in the form of a substitute payment approximately equal to the dividend. In the case of foreign securities, a negotiated amount is received that is less than the actual dividend, but higher than the dividend amount minus the foreign tax that the Funds would be subject to on the dividend.

Securities lending transactions pose certain risks to the Funds, including that the borrower may not provide additional collateral when required or return the securities when due, that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower, that non-cash collateral may be subject to legal constraints in the event of a borrower bankruptcy, and that the cash collateral investments could become illiquid and unable to be used to return collateral to the borrower. The Funds could also experience delays and costs in gaining access to the collateral. The Funds bear the risk of any deficiency in the amount of the cash collateral available for return to the borrower and any action which impairs its ability to liquidate non-cash collateral to satisfy a borrower default.

As of December 31, 2024, the value of outstanding securities on loan and the value of collateral were as follows:

Fund	Fair Value of Securities on Loan	Cash Collateral Received	Non-Cash Collateral Received	Total Collateral Received
Stephens Small Cap Growth	$19,707,313	$-	$20,262,989	$20,262,989

Cash collateral is listed on the Funds’ Schedules of Investments and is shown on the Statements of Assets and Liabilities. Income earned on these investments is included in “Income derived from securities lending” on the Statements of Operations.

Non-cash collateral received by the Funds may not be sold or re-pledged except to satisfy a borrower default. Therefore, non-cash collateral is not included on the Funds’ Schedules of Investments or Statements of Assets and Liabilities.

9. Borrowing Arrangements

Effective November 8, 2024 (the “Effective Date”), the Funds, along with certain other funds managed by the Manager (“Participating Funds”), renewed a committed revolving line of credit (the “Committed Line”) agreement with State Street Bank and Trust Company (the “Bank”) to be used to facilitate portfolio liquidity. The maximum borrowing amount under the Committed Line is $100 million with interest at a rate equal to the higher of (a) Overnight Bank Funding Rate (“OBFR”) daily fluctuating rate per annum equal to 1.25% plus the sum of 0.10% or (b) the Federal Funds daily fluctuating rate per annum on amounts borrowed. Each of the Participating Funds paid a proportional amount of a quarterly commitment fee at a rate of 0.25% per annum on the unused portion of the Committed Line amount. The Committed Line expires November 7, 2025, unless extended by the Bank or terminated by the Participating Funds in accordance with the agreement. Prior to the Effective Date, the maximum borrowing amount under the Committed Line was $100 million with an expiration date November 7, 2024.

31

American Beacon FundsSM

Notes to Financial Statements

December 31, 2024

On the Effective Date, the Funds, along with certain other Participating Funds managed by the Manager, also renewed an uncommitted discretionary demand revolving line of credit (the “Uncommitted Line”) agreement with the Bank to be used to facilitate portfolio liquidity. The maximum borrowing amount under the Uncommitted Line is $100 million with interest at a rate equal to the higher of (a) OBFR daily fluctuating rate per annum equal to 1.25% plus the sum of 0.10% or (b) the Federal Funds daily fluctuating rate per annum on amounts borrowed on each outstanding loan. Each of the Participating Funds paid a proportional amount of a closing fee of $35,000 on the Effective Date. The Uncommitted Line expires November 7, 2025, unless extended by the Bank or terminated by the Participating Funds in accordance with the agreement. Prior to the Effective Date, the maximum borrowing amount under the Uncommitted Line was $100 million with an expiration date November 7, 2024.

The Participating Funds paid administration, legal and arrangement fees, which are recognized as a component of “Line of credit interest expense” on the Statements of Operations, along with commitment fees, that have been allocated among the Participating Funds based on average daily net assets.

During the year ended December 31, 2024, the Funds did not utilize these facilities.

10. Capital Share Transactions

The tables below summarize the activity in capital shares for each Class of the Funds:

	R5 Class
	Year Ended December 31, 2024		Year Ended December 31, 2023
Stephens Mid-Cap Growth Fund	Shares	Amount	Shares	Amount
Shares sold	3,831,638	$143,684,617	5,085,968	$160,539,617
Reinvestment of dividends	309,838	12,071,309	-	-
Shares redeemed	(2,952,921)	(110,852,386)	(2,640,855)	(82,078,549)

Net increase in shares outstanding	1,188,555	$44,903,540	2,445,113	$78,461,068

	Y Class
	Year Ended December 31, 2024		Year Ended December 31, 2023
Stephens Mid-Cap Growth Fund	Shares	Amount	Shares	Amount
Shares sold	362,374	$13,399,668	175,605	$5,442,861
Reinvestment of dividends	55,399	2,131,195	-	-
Shares redeemed	(125,706)	(4,673,152)	(297,273)	(9,173,104)

Net increase (decrease) in shares outstanding	292,067	$10,857,711	(121,668)	$(3,730,243)

	Investor Class
	Year Ended December 31, 2024		Year Ended December 31, 2023
Stephens Mid-Cap Growth Fund	Shares	Amount	Shares	Amount
Shares sold	71,951	$2,148,376	103,349	$2,589,893
Reinvestment of dividends	40,300	1,244,451	-	-
Shares redeemed	(151,249)	(4,570,912)	(213,660)	(5,259,257)

Net (decrease) in shares outstanding	(38,998)	$(1,178,085)	(110,311)	$(2,669,364)

	A Class
	Year Ended December 31, 2024		Year Ended December 31, 2023
Stephens Mid-Cap Growth Fund	Shares	Amount	Shares	Amount
Shares sold	19,161	$574,122	23,470	$592,355
Reinvestment of dividends	9,269	284,098	-	-
Shares redeemed	(50,747)	(1,530,239)	(36,933)	(945,858)

Net (decrease) in shares outstanding	(22,317)	$(672,019)	(13,463)	$(353,503)

32

American Beacon FundsSM

Notes to Financial Statements

December 31, 2024

	C Class
	Year Ended December 31, 2024		Year Ended December 31, 2023
Stephens Mid-Cap Growth Fund	Shares	Amount	Shares	Amount
Shares sold	10,713	$285,910	19,889	$440,657
Reinvestment of dividends	3,963	106,525	-	-
Shares redeemed	(23,281)	(614,601)	(19,560)	(429,821)

Net increase (decrease) in shares outstanding	(8,605)	$(222,166)	329	$10,836

	R6 Class
	Year Ended December 31, 2024		Year Ended December 31, 2023
Stephens Mid-Cap Growth Fund	Shares	Amount	Shares	Amount
Shares sold	220,583	$8,275,538	153,839	$4,838,935
Reinvestment of dividends	34,242	1,335,784	-	-
Shares redeemed	(149,808)	(5,605,343)	(183,016)	(5,767,561)

Net increase (decrease) in shares outstanding	105,017	$4,005,979	(29,177)	$(928,626)

	R5 Class
	Year Ended December 31, 2024		Year Ended December 31, 2023
Stephens Small Cap Growth Fund	Shares	Amount	Shares	Amount
Shares sold	3,818,279	$56,370,620	3,221,806	$39,999,073
Reinvestment of dividends	862,831	12,976,977	168,018	2,301,844
Shares redeemed	(4,098,862)	(58,582,990)	(3,584,363)	(45,008,284)

Net increase (decrease) in shares outstanding	582,248	$10,764,607	(194,539)	$(2,707,367)

	Y Class
	Year Ended December 31, 2024		Year Ended December 31, 2023
Stephens Small Cap Growth Fund	Shares	Amount	Shares	Amount
Shares sold	1,399,723	$21,168,252	535,042	$6,639,773
Reinvestment of dividends	195,359	2,879,601	26,674	358,767
Shares redeemed	(667,259)	(9,744,610)	(674,550)	(8,395,724)

Net increase (decrease) in shares outstanding	927,823	$14,303,243	(112,834)	$(1,397,184)

	Investor Class
	Year Ended December 31, 2024		Year Ended December 31, 2023
Stephens Small Cap Growth Fund	Shares	Amount	Shares	Amount
Shares sold	298,839	$3,586,746	1,904,018	$20,135,236
Reinvestment of dividends	228,740	2,774,610	46,078	517,918
Shares redeemed	(597,243)	(7,376,103)	(407,802)	(4,272,082)

Net increase (decrease) in shares outstanding	(69,664)	$(1,014,747)	1,542,294	$16,381,072

	A Class
	Year Ended December 31, 2024		Year Ended December 31, 2023
Stephens Small Cap Growth Fund	Shares	Amount	Shares	Amount
Shares sold	4,188	$50,020	176,810	$1,777,688
Reinvestment of dividends	32,163	380,167	7,809	85,736
Shares redeemed	(146,431)	(1,741,212)	(2,029,703)	(20,883,445)

Net (decrease) in shares outstanding	(110,080)	$(1,311,025)	(1,845,084)	$(19,020,021)

	C Class
	Year Ended December 31, 2024		Year Ended December 31, 2023
Stephens Small Cap Growth Fund	Shares	Amount	Shares	Amount
Shares sold	14,069	$139,110	69,159	$580,245
Reinvestment of dividends	8,829	80,873	1,470	12,894
Shares redeemed	(9,783)	(93,489)	(28,252)	(223,250)

Net increase in shares outstanding	13,115	$126,494	42,377	$369,889

33

American Beacon FundsSM

Notes to Financial Statements

December 31, 2024

	R6 Class
	Year Ended December 31, 2024		Year Ended December 31, 2023
Stephens Small Cap Growth Fund	Shares	Amount	Shares	Amount
Shares sold	2,548,037	$35,346,690	878,164	$10,830,172
Reinvestment of dividends	237,631	3,583,475	46,238	634,849
Shares redeemed	(2,715,221)	(40,141,046)	(443,527)	(5,545,553)

Net increase (decrease) in shares outstanding	70,447	$(1,210,881)	480,875	$5,919,468

11. Subsequent Events

Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that there are no material events that would require disclosure in the Funds’ financial statements through this date.

34

American Beacon Stephens Mid-Cap Growth FundSM

Financial Highlights

(For a share outstanding throughout the period)

	R5 ClassA
	Year Ended December 31,
	2024	2023		2022	2021	2020

Net asset value, beginning of period	$35.08	$27.94		$39.90	$37.67	$27.17

Income (loss) from investment operations:
Net investment (loss)	(0.06)	(0.08	)B	(0.13)	(0.14)	(0.07)
Net gains (losses) on investments (both realized and unrealized)	4.79	7.22		(11.06)	4.80	11.02

Total income (loss) from investment operations	4.73	7.14		(11.19)	4.66	10.95

Less distributions:
Distributions from net realized gains	(1.48)	-		(0.77)	(2.43)	(0.45)

Total distributions	(1.48)	-		(0.77)	(2.43)	(0.45)

Net asset value, end of period	$38.33	$35.08		$27.94	$39.90	$37.67

Total returnC	13.41%	25.55%		(28.04)%	12.46%	40.30%

Ratios and supplemental data:
Net assets, end of period	$666,887,131	$568,803,340		$384,632,608	$611,720,453	$476,150,642
Ratios to average net assets:
Expenses, before reimbursements and/or recoupments	0.89%	0.90%		0.90%	0.90%	0.91%
Expenses, net of reimbursements and/or recoupments	0.89%	0.89%		0.89%	0.89%	0.89	%D
Net investment (loss), before expense reimbursements and/or recoupments	(0.27)%	(0.26)%		(0.24)%	(0.54)%	(0.52)%
Net investment (loss), net of reimbursements and/or recoupments	(0.27)%	(0.25)%		(0.23)%	(0.53)%	(0.50)%
Portfolio turnover rate	24%	16%		20%	28%	22%

A	Prior to February 28, 2020, the R5 Class was known as Institutional Class.
B	Per share amounts have been calculated using the average shares method.
C

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

D	Expense ratios may exceed stated expense caps in Note 2 due to security lending expenses, which are not reimbursable under the agreement with the Manager.

See accompanying notes

35

American Beacon Stephens Mid-Cap Growth FundSM

Financial Highlights

(For a share outstanding throughout the period)

	Y Class
	Year Ended December 31,
	2024		2023	2022	2021	2020

Net asset value, beginning of period	$34.69		$27.64	$39.51	$37.34	$26.95

Income (loss) from investment operations:
Net investment (loss)	(0.12	)A	(0.18)	(0.34)	(0.20)	(0.04)
Net gains (losses) on investments (both realized and unrealized)	4.76		7.23	(10.76)	4.80	10.88

Total income (loss) from investment operations	4.64		7.05	(11.10)	4.60	10.84

Less distributions:
Distributions from net realized gains	(1.48)		-	(0.77)	(2.43)	(0.45)

Total distributions	(1.48)		-	(0.77)	(2.43)	(0.45)

Net asset value, end of period	$37.85		$34.69	$27.64	$39.51	$37.34

Total returnB	13.30%		25.51%	(28.09)%	12.41%	40.22%

Ratios and supplemental data:
Net assets, end of period	$59,837,617		$44,706,237	$38,984,552	$82,970,930	$69,132,838
Ratios to average net assets:
Expenses, before reimbursements and/or recoupments	0.98%		0.99%	0.98%	0.97%	1.00%
Expenses, net of reimbursements and/or recoupments	0.95%		0.95%	0.95%	0.95%	0.96	%C
Net investment (loss), before expense reimbursements and/or recoupments	(0.36)%		(0.36)%	(0.32)%	(0.64)%	(0.61)%
Net investment (loss), net of reimbursements and/or recoupments	(0.33)%		(0.32)%	(0.29)%	(0.62)%	(0.57)%
Portfolio turnover rate	24%		16%	20%	28%	22%

A	Per share amounts have been calculated using the average shares method.
B

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

C	Expense ratios may exceed stated expense caps in Note 2 due to security lending expenses, which are not reimbursable under the agreement with the Manager.

See accompanying notes

36

American Beacon Stephens Mid-Cap Growth FundSM

Financial Highlights

(For a share outstanding throughout the period)

	Investor Class
	Year Ended December 31,
	2024	2023		2022		2021	2020

Net asset value, beginning of period	$28.15	$22.48		$32.42		$31.09	$22.56

Income (loss) from investment operations:
Net investment (loss)	(0.24)	(0.32)		(0.13	)A	(0.41)	(0.61)
Net gains (losses) on investments (both realized and unrealized)	3.94	5.99		(9.04)		4.17	9.59

Total income (loss) from investment operations	3.70	5.67		(9.17)		3.76	8.98

Less distributions:
Distributions from net realized gains	(1.48)	-		(0.77)		(2.43)	(0.45)

Total distributions	(1.48)	-		(0.77)		(2.43)	(0.45)

Net asset value, end of period	$30.37	$28.15		$22.48		$32.42	$31.09

Total returnB	13.05%	25.22%		(28.28)%		12.20%	39.80%

Ratios and supplemental data:
Net assets, end of period	$29,208,326	$28,162,111		$24,969,273		$16,964,278	$17,203,402
Ratios to average net assets:
Expenses, before reimbursements and/or recoupments	1.21%	1.22%		1.23%		1.14%	1.23%
Expenses, net of reimbursements and/or recoupments	1.15%	1.18	%C	1.23%		1.14%	1.23	%D
Net investment (loss), before expense reimbursements and/or recoupments	(0.59)%	(0.58)%		(0.54)%		(0.79)%	(0.85)%
Net investment (loss), net of reimbursements and/or recoupments	(0.53)%	(0.54)%		(0.54)%		(0.79)%	(0.85)%
Portfolio turnover rate	24%	16%		20%		28%	22%

A	Per share amounts have been calculated using the average shares method.
B

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

C	Expense ratios may exceed stated expense caps in Note 2 due to the change in the contractual expense caps on May 1, 2023.
D	Expense ratios may exceed stated expense caps in Note 2 due to security lending expenses, which are not reimbursable under the agreement with the Manager.

See accompanying notes

37

American Beacon Stephens Mid-Cap Growth FundSM

Financial Highlights

(For a share outstanding throughout the period)

	A Class
	Year Ended December 31,
	2024	2023		2022	2021	2020

Net asset value, beginning of period	$27.96	$22.34		$32.22	$30.92	$22.43

Income (loss) from investment operations:
Net investment (loss)	(0.73)	(0.42)		(0.04)	(0.80)	(0.49)
Net gains (losses) on investments (both realized and unrealized)	4.40	6.04		(9.07)	4.53	9.43

Total income (loss) from investment operations	3.67	5.62		(9.11)	3.73	8.94

Less distributions:
Distributions from net realized gains	(1.48)	-		(0.77)	(2.43)	(0.45)

Total distributions	(1.48)	-		(0.77)	(2.43)	(0.45)

Net asset value, end of period	$30.15	$27.96		$22.34	$32.22	$30.92

Total returnA	13.03%	25.16%		(28.27)%	12.17%	39.85%

Ratios and supplemental data:
Net assets, end of period	$5,999,749	$6,187,739		$5,243,837	$7,400,729	$8,166,847
Ratios to average net assets:
Expenses, before reimbursements and/or recoupments	1.38%	1.40%		1.22%	1.14%	1.24%
Expenses, net of reimbursements and/or recoupments	1.20%	1.21	%B	1.22%	1.13%	1.23	%C
Net investment (loss), before expense reimbursements and/or recoupments	(0.76)%	(0.76)%		(0.55)%	(0.75)%	(0.86)%
Net investment (loss), net of reimbursements and/or recoupments	(0.58)%	(0.57)%		(0.55)%	(0.74)%	(0.85)%
Portfolio turnover rate	24%	16%		20%	28%	22%

A

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

B	Expense ratios may exceed stated expense caps in Note 2 due to the change in the contractual expense caps on May 1, 2023.
C	Expense ratios may exceed stated expense caps in Note 2 due to security lending expenses, which are not reimbursable under the agreement with the Manager.

See accompanying notes

38

American Beacon Stephens Mid-Cap Growth FundSM

Financial Highlights

(For a share outstanding throughout the period)

	C Class
	Year Ended December 31,
	2024	2023	2022	2021	2020

Net asset value, beginning of period	$24.86	$20.01	$29.19	$28.44	$20.81

Income (loss) from investment operations:
Net investment (loss)	(0.80)	(0.28)	(0.83)	(0.63)	(0.94)
Net gains (losses) on investments (both realized and unrealized)	3.86	5.13	(7.58)	3.81	9.02

Total income (loss) from investment operations	3.06	4.85	(8.41)	3.18	8.08

Less distributions:
Distributions from net realized gains	(1.48)	-	(0.77)	(2.43)	(0.45)

Total distributions	(1.48)	-	(0.77)	(2.43)	(0.45)

Net asset value, end of period	$26.44	$24.86	$20.01	$29.19	$28.44

Total returnA	12.20%	24.24%	(28.80)%	11.29%	38.82%

Ratios and supplemental data:
Net assets, end of period	$2,081,631	$2,171,329	$1,740,775	$2,977,572	$3,107,948
Ratios to average net assets:
Expenses, before reimbursements and/or recoupments	1.95%	1.97%	1.97%	1.98%	1.96%
Expenses, net of reimbursements and/or recoupments	1.94%	1.94%	1.94%	1.94%	1.94	%B
Net investment (loss), before expense reimbursements and/or recoupments	(1.33)%	(1.34)%	(1.31)%	(1.65)%	(1.57)%
Net investment (loss), net of reimbursements and/or recoupments	(1.32)%	(1.31)%	(1.28)%	(1.61)%	(1.55)%
Portfolio turnover rate	24%	16%	20%	28%	22%

A

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

B	Expense ratios may exceed stated expense caps in Note 2 due to security lending expenses, which are not reimbursable under the agreement with the Manager.

See accompanying notes

39

American Beacon Stephens Mid-Cap Growth FundSM

Financial Highlights

(For a share outstanding throughout the period)

	R6 Class
	Year Ended December 31,
	2024	2023		2022	2021	2020

Net asset value, beginning of period	$35.12	$27.97		$39.94	$37.70	$27.18

Income (loss) from investment operations:
Net investment (loss)	(0.03)	(0.10	)A	(0.23)	(0.14)	(0.06)
Net gains (losses) on investments (both realized and unrealized)	4.76	7.25		(10.97)	4.81	11.03

Total income (loss) from investment operations	4.73	7.15		(11.20)	4.67	10.97

Less distributions:
Distributions from net realized gains	(1.48)	-		(0.77)	(2.43)	(0.45)

Total distributions	(1.48)	-		(0.77)	(2.43)	(0.45)

Net asset value, end of period	$38.37	$35.12		$27.97	$39.94	$37.70

Total returnA	13.39%	25.56%		(28.04)%	12.47%	40.36%

Ratios and supplemental data:
Net assets, end of period	$36,141,001	$29,391,234		$24,219,148	$55,701,734	$37,373,802
Ratios to average net assets:
Expenses, before reimbursements and/or recoupments	0.88%	0.89%		0.89%	0.88%	0.90%
Expenses, net of reimbursements and/or recoupments	0.88%	0.88%		0.89%	0.87%	0.84	%B
Net investment (loss), before expense reimbursements and/or recoupments	(0.26)%	(0.26)%		(0.26)%	(0.50)%	(0.49)%
Net investment (loss), net of reimbursements and/or recoupments	(0.26)%	(0.25)%		(0.26)%	(0.49)%	(0.43)%
Portfolio turnover rate	24%	16%		20%	28%	22%

A

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

B	Expense ratios may exceed stated expense caps in Note 2 due to security lending expenses, which are not reimbursable under the agreement with the Manager.

See accompanying notes

40

American Beacon Stephens Small Cap Growth FundSM

Financial Highlights

(For a share outstanding throughout the period)

	R5 ClassA
	Year Ended December 31,
	2024		2023	2022		2021		2020

Net asset value, beginning of period	$13.74		$11.64	$18.31		$19.27		$15.40

Income (loss) from investment operations:
Net investment (loss)	(0.07	)B	(0.09)	(0.17	)C	(0.17	)B	(0.31	)D
Net gains (losses) on investments (both realized and unrealized)	2.23		2.36	(5.06)		2.89		6.11

Total income (loss) from investment operations	2.16		2.27	(5.23)		2.72		5.80

Less distributions:
Distributions from net realized gains	(0.99)		(0.17)	(1.44)		(3.68)		(1.93)

Total distributions	(0.99)		(0.17)	(1.44)		(3.68)		(1.93)

Net asset value, end of period	$14.91		$13.74	$11.64		$18.31		$19.27

Total returnE	15.69%		19.51%	(28.50)%		14.34%		37.56%

Ratios and supplemental data:
Net assets, end of period	$220,665,620		$195,356,581	$167,776,189		$280,613,603		$261,976,294
Ratios to average net assets:
Expenses, before reimbursements and/or recoupments	1.08%		1.09%	1.08%		1.04%		1.05%
Expenses, net of reimbursements and/or recoupments	0.99%		0.99%	0.99%		0.99%		0.99	%F
Net investment (loss), before expense reimbursements and/or recoupments	(0.54)%		(0.61)%	(0.70	)%C	(0.86)%		(0.82	)%D
Net investment (loss), net of reimbursements and/or recoupments	(0.45)%		(0.51)%	(0.61	)%C	(0.81)%		(0.76	)%D
Portfolio turnover rate	37%		15%	27%		28%		18%

A	Prior to February 28, 2020, the R5 Class was known as Institutional Class.
B	Per share amounts have been calculated using the average shares method.
C	Net investment income includes a significant dividend payment from Viper Energy Partners LP and Wingstop, Inc. amounting to $0.0132.
D	Net investment income includes a significant dividend payment from Wingstop, Inc. amounting to $0.0083.
E

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

F	Expense ratios may exceed stated expense caps in Note 2 due to security lending expenses, which are not reimbursable under the agreement with the Manager.

See accompanying notes

41

American Beacon Stephens Small Cap Growth FundSM

Financial Highlights

(For a share outstanding throughout the period)

	Y Class
	Year Ended December 31,
	2024		2023	2022		2021	2020

Net asset value, beginning of period	$13.49		$11.44	$18.04		$19.05	$15.24

Income (loss) from investment operations:
Net investment (loss)	(0.07	)A	(0.24)	(0.96	)B	(0.13)	(0.56	)C
Net gains (losses) on investments (both realized and unrealized)	2.18		2.46	(4.20)		2.80	6.30

Total income (loss) from investment operations	2.11		2.22	(5.16)		2.67	5.74

Less distributions:
Distributions from net realized gains	(0.99)		(0.17)	(1.44)		(3.68)	(1.93)

Total distributions	(0.99)		(0.17)	(1.44)		(3.68)	(1.93)

Net asset value, end of period	$14.61		$13.49	$11.44		$18.04	$19.05

Total returnD	15.61%		19.42%	(28.54)%		14.23%	37.56%

Ratios and supplemental data:
Net assets, end of period	$44,637,961		$28,695,634	$25,622,348		$55,841,696	$58,341,053
Ratios to average net assets:
Expenses, before reimbursements and/or recoupments	1.13%		1.13%	1.13%		1.10%	1.12%
Expenses, net of reimbursements and/or recoupments	1.05%		1.05%	1.05%		1.05%	1.06	%E
Net investment (loss), before expense reimbursements and/or recoupments	(0.59)%		(0.65)%	(0.75	)%B	(0.88)%	(0.89	)%C
Net investment (loss), net of reimbursements and/or recoupments	(0.51)%		(0.57)%	(0.67	)%B	(0.83)%	(0.83	)%C
Portfolio turnover rate	37%		15%	27%		28%	18%

A	Per share amounts have been calculated using the average shares method.
B	Net investment income includes a significant dividend payment from Viper Energy Partners LP and Wingstop, Inc. amounting to $0.0152.
C	Net investment income includes a significant dividend payment from Wingstop, Inc. amounting to $0.0081.
D

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

E	Expense ratios may exceed stated expense caps in Note 2 due to security lending expenses, which are not reimbursable under the agreement with the Manager.

See accompanying notes

42

American Beacon Stephens Small Cap Growth FundSM

Financial Highlights

(For a share outstanding throughout the period)

	Investor Class
	Year Ended December 31,
	2024	2023		2022		2021	2020

Net asset value, beginning of period	$11.27	$9.60		$15.51		$16.88	$13.70

Income (loss) from investment operations:
Net investment (loss)	(0.16)	(0.09	)A	(4.03	)B	(0.04)	(0.14	)C
Net gains (losses) on investments (both realized and unrealized)	1.90	1.93		(0.44)		2.35	5.25

Total income (loss) from investment operations	1.74	1.84		(4.47)		2.31	5.11

Less distributions:
Distributions from net realized gains	(0.99)	(0.17)		(1.44)		(3.68)	(1.93)

Total distributions	(0.99)	(0.17)		(1.44)		(3.68)	(1.93)

Net asset value, end of period	$12.02	$11.27		$9.60		$15.51	$16.88

Total returnD	15.40%	19.18%		(28.74)%		13.93%	37.18%

Ratios and supplemental data:
Net assets, end of period	$36,158,013	$34,697,255		$14,745,379		$78,747,464	$78,610,201
Ratios to average net assets:
Expenses, before reimbursements and/or recoupments	1.41%	1.32%		1.35%		1.35%	1.39%
Expenses, net of reimbursements and/or recoupments	1.27%	1.28	%E	1.30%		1.30%	1.31	%F
Net investment (loss), before expense reimbursements and/or recoupments	(0.87)%	(0.87)%		(1.00	)%B	(1.13)%	(1.15	)%C
Net investment (loss), net of reimbursements and/or recoupments	(0.73)%	(0.83)%		(0.95	)%B	(1.08)%	(1.07)%
Portfolio turnover rate	37%	15%		27%		28%	18%

A	Per share amounts have been calculated using the average shares method.
B	Net investment income includes a significant dividend payment from Viper Energy Partners LP and Wingstop, Inc. amounting to $0.0146.
C	Net investment income includes a significant dividend payment from Wingstop, Inc. amounting to $0.0074.
D

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

E	Expense ratios may exceed stated expense caps in Note 2 due to the change in the contractual expense caps on May 1, 2023.
F	Expense ratios may exceed stated expense caps in Note 2 due to security lending expenses, which are not reimbursable under the agreement with the Manager.

See accompanying notes

43

American Beacon Stephens Small Cap Growth FundSM

Financial Highlights

(For a share outstanding throughout the period)

	A Class
	Year Ended December 31,
	2024	2023	2022		2021		2020

Net asset value, beginning of period	$11.01	$9.38	$15.20		$16.60		$13.49

Income (loss) from investment operations:
Net investment (loss)	(0.67)	(1.72)	(0.10	)A B	(0.19	)A	(0.15	)A C
Net gains (losses) on investments (both realized and unrealized)	2.36	3.52	(4.28)		2.47		5.19

Total income (loss) from investment operations	1.69	1.80	(4.38)		2.28		5.04

Less distributions:
Distributions from net realized gains	(0.99)	(0.17)	(1.44)		(3.68)		(1.93)

Total distributions	(0.99)	(0.17)	(1.44)		(3.68)		(1.93)

Net asset value, end of period	$11.71	$11.01	$9.38		$15.20		$16.60

Total returnD	15.31%	19.20%	(28.74)%		13.99%		37.25%

Ratios and supplemental data:
Net assets, end of period	$4,771,737	$5,696,802	$22,160,000		$7,203,359		$6,575,393
Ratios to average net assets:
Expenses, before reimbursements and/or recoupments	1.56%	1.48%	1.43%		1.38%		1.35%
Expenses, net of reimbursements and/or recoupments	1.28%	1.28%	1.28%		1.28%		1.28	%E
Net investment (loss), before expense reimbursements and/or recoupments	(1.02)%	(0.98)%	(1.03	)%B	(1.18)%		(1.11	)%C
Net investment (loss), net of reimbursements and/or recoupments	(0.74)%	(0.78)%	(0.88	)%B	(1.08)%		(1.04	)%C
Portfolio turnover rate	37%	15%	27%		28%		18%

A	Per share amounts have been calculated using the average shares method.
B	Net investment income includes a significant dividend payment from Viper Energy Partners LP and Wingstop, Inc. amounting to $0.0115.
C	Net investment income includes a significant dividend payment from Wingstop, Inc. amounting to $0.0078.
D

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

E	Expense ratios may exceed stated expense caps in Note 2 due to security lending expenses, which are not reimbursable under the agreement with the Manager.

See accompanying notes

44

American Beacon Stephens Small Cap Growth FundSM

Financial Highlights

(For a share outstanding throughout the period)

	C Class
	Year Ended December 31,
	2024		2023		2022		2021	2020

Net asset value, beginning of period	$8.79		$7.58		$12.91		$14.63	$12.15

Income (loss) from investment operations:
Net investment (loss)	(0.14	)A	(0.13	)A	(1.65	)B	(0.53)	(1.69	)C
Net gains (losses) on investments (both realized and unrealized)	1.42		1.51		(2.24)		2.49	6.10

Total income (loss) from investment operations	1.28		1.38		(3.89)		1.96	4.41

Less distributions:
Distributions from net realized gains	(0.99)		(0.17)		(1.44)		(3.68)	(1.93)

Total distributions	(0.99)		(0.17)		(1.44)		(3.68)	(1.93)

Net asset value, end of period	$9.08		$8.79		$7.58		$12.91	$14.63

Total returnD	14.51%		18.22%		(30.04)%		12.91%	36.16%

Ratios and supplemental data:
Net assets, end of period	$817,857		$676,861		$262,215		$566,124	$675,112
Ratios to average net assets:
Expenses, before reimbursements and/or recoupments	2.14%		2.16%		2.17%		2.24%	2.15%
Expenses, net of reimbursements and/or recoupments	2.06%		2.06%		2.06%		2.06%	2.06	%E
Net investment (loss), before expense reimbursements and/or recoupments	(1.60)%		(1.68)%		(1.79	)%B	(2.04)%	(1.93	)%C
Net investment (loss), net of reimbursements and/or recoupments	(1.52)%		(1.58)%		(1.68	)%B	(1.86)%	(1.84	)%C
Portfolio turnover rate	37%		15%		27%		28%	18%

A	Per share amounts have been calculated using the average shares method.
B	Net investment income includes a significant dividend payment from Viper Energy Partners LP and Wingstop, Inc. amounting to $0.0104.
C	Net investment income includes a significant dividend payment from Wingstop, Inc. amounting to $0.0063.
D

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

E	Expense ratios may exceed stated expense caps in Note 2 due to security lending expenses, which are not reimbursable under the agreement with the Manager.

See accompanying notes

45

American Beacon Stephens Small Cap Growth FundSM

Financial Highlights

(For a share outstanding throughout the period)

	R6 Class
	Year Ended December 31,
	2024	2023	2022		2021	2020

Net asset value, beginning of period	$13.77	$11.67	$18.34		$19.30	$15.40

Income (loss) from investment operations:
Net investment (loss)	(0.07)	(0.04)	(0.08	)A B	(0.11)	(0.08	)C
Net gains (losses) on investments (both realized and unrealized)	2.24	2.31	(5.15)		2.83	5.91

Total income (loss) from investment operations	2.17	2.27	(5.23)		2.72	5.83

Less distributions:
Distributions from net realized gains	(0.99)	(0.17)	(1.44)		(3.68)	(1.93)

Total distributions	(0.99)	(0.17)	(1.44)		(3.68)	(1.93)

Net asset value, end of period	$14.95	$13.77	$11.67		$18.34	$19.30

Total returnD	15.73%	19.46%	(28.45)%		14.30%	37.76%

Ratios and supplemental data:
Net assets, end of period	$57,330,991	$51,853,392	$38,307,599		$21,521,147	$17,036,408
Ratios to average net assets:
Expenses, before reimbursements and/or recoupments	1.04%	1.05%	1.04%		1.01%	1.02%
Expenses, net of reimbursements and/or recoupments	0.96%	0.96%	0.96%		0.96%	0.95	%E
Net investment (loss), before expense reimbursements and/or recoupments	(0.48)%	(0.57)%	(0.63	)%B	(0.80)%	(0.76	)%C
Net investment (loss), net of reimbursements and/or recoupments	(0.40)%	(0.48)%	(0.55	)%B	(0.75)%	(0.69	)%C
Portfolio turnover rate	37%	15%	27%		28%	18%

A	Per share amounts have been calculated using the average shares method.
B	Net investment income includes a significant dividend payment from Viper Energy Partners LP and Wingstop, Inc. amounting to $0.0141.
C	Net investment income includes a significant dividend payment from Wingstop, Inc. amounting to $0.0084.
D

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

E	Expense ratios may exceed stated expense caps in Note 2 due to security lending expenses, which are not reimbursable under the agreement with the Manager.

See accompanying notes

46

American Beacon FundsSM

Federal Tax Information

December 31, 2024 (Unaudited)

Certain tax information regarding the Funds is required to be provided to shareholders based upon the Funds’ income and distributions for the taxable year ended December 31, 2024. The information and distributions reported herein may differ from information and distributions taxable to the shareholders for the calendar year ended December 31, 2024.

The Funds designated the following items with regard to distributions paid during the fiscal year ended December 31, 2024. All designations are based on financial information available as of this annual report and, accordingly, are subject to change. For each item, it is the intention of the Funds to designate the maximum amount permitted under the Internal Revenue Code of 1986, as amended, and the regulations there under.

Corporate Dividends-Received Deduction:

Stephens Mid-Cap Growth	0.00%
Stephens Small Cap Growth	0.00%

Qualified Dividend Income:

Stephens Mid-Cap Growth	0.00%
Stephens Small Cap Growth	0.00%

Long-Term Capital Gain Distributions:

Stephens Mid-Cap Growth	$32,848,834
Stephens Small Cap Growth	$26,092,222

Short-Term Capital Gain Distributions:

Stephens Mid-Cap Growth	$0
Stephens Small Cap Growth	$0

Shareholders received notification in January 2025 of the applicable tax information necessary to prepare their 2024 income tax returns.

47

Delivery of Documents

If you invest in the Fund through a financial institution, you may be able to receive the Fund’s regulatory mailings, such as the Prospectus, Annual Report, Semi-Annual Report and Financial Statement Reports, by e-mail. If you are interested in this option, please go to www.icsdelivery.com and search for your financial institution’s name or contact your financial institution directly.

You may request a paper copy of this document at no charge by contacting your financial institution. This document is also available for download at www.americanbeaconfunds.com or you can request an electronic copy by contacting your financial institution.

To obtain more information about the Fund:

By E-mail:	On the Internet:
american_beacon.funds@ambeacon.com	Visit our website at www.americanbeaconfunds.com

By Telephone: Call (800) 658-5811	By Mail: American Beacon Funds P.O. Box 219643 Kansas City, MO 64121-9643

Fund Service Providers:

CUSTODIAN State Street Bank and Trust Company Boston, Massachusetts	TRANSFER AGENT SS&C GIDS, Inc. Quincy, Massachusetts	INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM PricewaterhouseCoopers LLP Boston, Massachusetts	DISTRIBUTOR Resolute Investment Distributors, Inc. Irving, Texas

This report is prepared for shareholders of the American Beacon Funds and may be distributed to others only if preceded or accompanied by a current Prospectus or Summary Prospectus.

American Beacon Funds, American Beacon Stephens Mid-Cap Growth Fund and American Beacon Stephens Small Cap Growth Fund are service marks of American Beacon Advisors, Inc.

AR 12/24

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies

Not applicable.

Item 10. Renumeration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

The remuneration paid to directors, officers and others is included as part of the report to stockholders filed under Item 7 of this Form.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract

Not applicable.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 14. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders

The registrant has made no material changes to the procedures by which shareholders may recommend nominees to the Trust’s Board of Trustees.

Item 16. Controls and Procedures

(a) The registrant’s principal executive officer and principal financial officer have reviewed the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) as of a date within 90 days of the filing of this report as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based upon their review, such officers have concluded that the registrant’s disclosure controls and procedures are effective in ensuring that information required to be disclosed in the report is appropriately recorded, processed, summarized and reported and made know to them by others within the registrant and by the registrant’s service provider.

(b) The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not Applicable.

Item 18. Recovery of Erroneously Awarded Compensation

Not Applicable.

Item 19. Exhibits

(a)(1) Filed herewith as EX-99.CODE ETH.

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is attached hereto as EX-99.CERT.

(a)(3) Not applicable.

(a)(4) Not applicable.

(b) The certifications of each principal executive officer and principal financial officer pursuant to Rule 30a-2(b) under the Investment Company Act of 1940, as amended, (17 CFR 270.30a-2(b), Rule 13a-14(b) or Rule 15d-14(b)) are attached hereto as EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): American Beacon Funds

By	/s/ Gregory J. Stumm

Gregory J. Stumm
President
American Beacon Funds
Date: March 6, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Gregory J. Stumm

Gregory J. Stumm
President
American Beacon Funds
Date: March 6, 2025

By	/s/ Sonia L. Bates

Sonia L. Bates
Chief Accounting Officer and Treasurer
American Beacon Funds
Date: March 6, 2025